UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-21977

Invesco Exchange-Traded Fund Trust II

(Exact name of registrant as specified in charter)

3500 Lacey Road

Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Daniel E. Draper

President

3500 Lacey Road

Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code:    800-983-0903

Date of fiscal year end:    October 31

Date of reporting period: July 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments as of July 31, 2018 is set forth below.

Schedule of Investments

Invesco DWA Developed Markets Momentum ETF (PIZ)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.9%
	Australia - 4.8%
87,418	Aristocrat Leisure Ltd.	$2,092,567
48,892	CSL Ltd.	7,146,048
285,069	Qantas Airways Ltd.	1,424,104
94,824	SEEK Ltd.	1,506,417

		12,169,136

	Belgium - 1.1%
7,963	Ackermans & van Haaren NV	1,453,469
17,330	KBC Group NV	1,333,414

		2,786,883

	Canada - 10.3%
353,350	Bombardier, Inc., Class B(a)	1,329,812
79,152	Canadian Apartment Properties REIT	2,635,360
62,616	Canadian National Railway Co.	5,584,462
28,350	CGI Group, Inc., Class A(a)	1,828,597
9,190	Constellation Software, Inc.	6,656,256
58,495	Dollarama, Inc.	2,111,571
22,180	Magna International, Inc.	1,349,879
9,704	Shopify, Inc., Class A(a)	1,350,660
54,100	Toronto-Dominion Bank (The)	3,206,526

		26,053,123

	China - 1.0%
1,893,961	Sino Biopharmaceutical Ltd.	2,587,342

	Denmark - 9.4%
182,525	Ambu A/S, Class B	7,183,755
13,269	Chr. Hansen Holding A/S	1,374,987
17,230	Coloplast A/S, Class B	1,880,694
17,233	DSV A/S	1,446,357
86,812	GN Store Nord A/S	4,144,780
108,774	Novo Nordisk A/S, Class B	5,435,070
44,056	Novozymes A/S, Class B	2,321,377

		23,787,020

	Finland - 0.8%
44,996	Elisa Oyj	1,956,911

	France - 9.1%
12,611	Airbus SE	1,564,084
9,541	Dassault Systemes SE	1,426,689
8,638	Ipsen SA	1,436,695
4,080	Kering SA	2,176,856
4,720	LVMH Moet Hennessy Louis Vuitton SE	1,650,440
15,258	Pernod Ricard SA	2,462,770
77,458	Rubis SCA	4,572,272
14,257	Safran SA	1,769,063
9,904	Teleperformance	1,817,027
37,059	Ubisoft Entertainment SA(a)	4,095,003

		22,970,899

	Germany - 6.7%
18,592	adidas AG	4,114,689

8,307	Continental AG	$1,914,763
13,361	Henkel AG & Co. KGaA	1,433,550
8,384	MTU Aero Engines AG	1,775,556
15,879	Symrise AG	1,435,803
22,243	United Internet AG	1,197,170
27,494	Wirecard AG	5,139,057

		17,010,588

	Hong Kong - 2.1%
861,473	China Gas Holdings Ltd.	3,491,056
192,764	Link REIT	1,911,145

		5,402,201

	Ireland - 1.1%
14,379	Kerry Group PLC, Class A	1,525,951
28,172	Kingspan Group PLC	1,309,277

		2,835,228

	Israel - 1.1%
25,055	Nice Ltd.(a)	2,730,978

	Japan - 8.8%
25,125	CyberAgent, Inc.	1,317,525
13,194	Hikari Tsushin, Inc.	2,210,001
2,569	Keyence Corp.	1,351,972
18,401	Koito Manufacturing Co. Ltd.	1,178,624
48,673	MISUMI Group, Inc.	1,235,739
8,488	Nidec Corp.	1,226,870
15,825	OBIC Co. Ltd.	1,354,328
17,692	Oriental Land Co. Ltd.	1,917,134
43,541	Pigeon Corp.	2,088,755
40,155	Pola Orbis Holdings, Inc.	1,553,253
5,498	Ryohin Keikaku Co. Ltd.	1,760,794
17,588	Shiseido Co. Ltd.	1,289,954
34,564	Sundrug Co. Ltd.	1,380,213
24,544	Taisei Corp.	1,361,607
25,156	Yamaha Corp.	1,173,078

		22,399,847

	Netherlands - 1.9%
28,103	Aalberts Industries NV	1,275,819
16,180	ASML Holding NV	3,473,915

		4,749,734

	New Zealand - 0.5%
129,478	Fisher & Paykel Healthcare Corp. Ltd.	1,304,600

	Norway - 0.6%
65,299	Marine Harvest ASA	1,429,440

	Singapore - 1.6%
159,071	Oversea-Chinese Banking Corp. Ltd.	1,351,981
527,961	UOL Group Ltd.	2,780,783

		4,132,764

	South Africa - 0.6%
64,457	Anglo American PLC	1,465,109

	Sweden - 2.9%
9,176	Autoliv, Inc. SDR	935,296
50,250	Hexagon AB, Class B	3,066,511
121,507	Svenska Cellulosa AB SCA, Class B	1,259,246
152,719	Tele2 AB, Class B	2,051,826

		7,312,879

	Switzerland - 10.0%
143,281	ABB Ltd.	3,286,779
35,961	Logitech International SA	1,584,464

Schedule of Investments

5,558	Lonza Group AG	$1,713,997
3,263	Partners Group Holding AG	2,480,210
16,837	Schindler Holding AG	3,812,985
20,296	Schindler Holding AG-PC	4,731,633
12,867	Sika AG	1,831,273
1,858	Straumann Holding AG	1,445,111
17,761	Temenos Group AG	2,861,495
8,459	Vifor Pharma AG	1,603,792

		25,351,739

	United Arab Emirates - 1.6%
81,377	NMC Health PLC	4,052,091

	United Kingdom - 23.9%
295,816	BBA Aviation PLC	1,358,129
92,789	Croda International PLC	6,256,204
41,562	Diageo PLC	1,527,622
306,769	DS Smith PLC	2,028,118
242,675	Halma PLC	4,478,890
103,527	Hargreaves Lansdown PLC	2,819,241
182,086	Hiscox Ltd.	3,816,846
895,839	Howden Joinery Group PLC	5,606,485
118,282	InterContinental Hotels Group PLC	7,303,216
123,761	Intermediate Capital Group PLC	1,724,089
21,615	Intertek Group PLC	1,667,185
464,072	Legal & General Group PLC	1,599,178
2,106,571	Melrose Industries PLC	5,965,956
70,288	Mondi PLC	1,933,441
17,231	Next PLC	1,341,701
78,125	Rightmove PLC	4,991,826
67,280	Spirax-Sarco Engineering PLC	6,129,281

		60,547,408

	Total Investments in Securities (Cost $211,443,340) - 99.9%	253,035,920
	Other assets less liabilities - 0.1%	177,720

	Net Assets - 100.0%	$253,213,640

Investment Abbreviations:

PC - Participation Certificate

REIT - Real Estate Investment Trust

SDR - Swedish Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco DWA Emerging Markets Momentum ETF (PIE)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.8%
	Brazil - 4.2%
266,840	Magazine Luiza SA	$9,394,609
163,775	Vale SA	2,390,806

		11,785,415

	Chile - 1.4%
21,500	Banco de Chile ADR(a)	2,010,465
36,915	Sociedad Quimica y Minera de Chile SA ADR(a)	1,781,887

		3,792,352

	China - 37.5%
612,736	3SBio, Inc.(b)	1,307,124
1,096,579	Agile Group Holdings Ltd.	1,685,293
7,478	Alibaba Group Holding Ltd. ADR(c)	1,400,106
1,571,330	Alibaba Health Information Technology Ltd.(c)	1,609,947
270,288	ANTA Sports Products Ltd.	1,377,764
6,926,803	China Aoyuan Property Group Ltd.	5,066,789
1,572,026	China Construction Bank Corp., H-Shares	1,424,352
3,644,816	China Jinmao Holdings Group Ltd.	1,751,076
1,853,231	China Medical System Holdings Ltd.	3,169,349
406,808	China Merchants Bank Co. Ltd., H-Shares	1,588,942
506,105	China Resources Beer Holdings Co. Ltd.	2,276,687
1,685,841	China Resources Cement Holdings Ltd.	1,920,623
3,419,131	China SCE Property Holdings Ltd.	1,529,364
3,479,163	CIFI Holdings Group Co. Ltd.	2,261,169
1,670,144	Country Garden Holdings Co. Ltd.	2,588,067
2,054,217	CSPC Pharmaceutical Group Ltd.	5,366,464
1,341,728	Fu Shou Yuan International Group Ltd.	1,237,916
1,751,671	Greentown Service Group Co. Ltd.(b)	1,727,753
1,412,451	Guangdong Investment Ltd.	2,433,538
222,130	Health and Happiness H&H International Holdings Ltd.(c)	1,650,304
1,571,303	Kingdee International Software Group Co. Ltd.	1,740,074
1,318,455	KWG Property Holding Ltd.	1,498,712
1,846,577	Logan Property Holdings Co. Ltd.	2,310,824
526,620	Longfor Properties Co. Ltd.	1,479,769
3,412,453	Lonking Holdings Ltd.	1,565,515
2,251,397	MMG Ltd.(c)	1,374,281
44,497	New Oriental Education & Technology Group, Inc. ADR	3,828,522
169,467	Ping An Insurance Group Co. of China Ltd., H-Shares	1,572,188
4,357,474	Powerlong Real Estate Holdings Ltd.	2,260,046
486,800	Shenzhou International Group Holdings Ltd.	5,970,894
77,000	Silergy Corp.	1,768,178
3,241,465	Sinopec Shanghai Petrochemical Co. Ltd., H-Shares	1,945,585
1,150,003	Sinotruk Hong Kong Ltd.	1,629,641
2,853,814	SITC International Holdings Co. Ltd.	2,771,205

794,386	Sunac China Holdings Ltd.	$2,581,427
337,026	Sunny Optical Technology Group Co. Ltd.	5,561,875
155,949	Tencent Holdings Ltd.	7,059,007
900,948	Tianneng Power International Ltd.	1,239,971
656,814	Tingyi Cayman Islands Holding Corp.	1,518,335
1,006,731	TravelSky Technology Ltd., H-Shares	2,854,510
1,078,224	Weichai Power Co. Ltd., H-Shares	1,314,949
1,131,514	Yanzhou Coal Mining Co. Ltd., H-Shares	1,407,336
5,128,880	Yuzhou Properties Co. Ltd.	2,888,902
1,102,623	Zhongsheng Group Holdings Ltd.	2,512,364

		104,026,737

	Colombia - 0.6%
77,234	Ecopetrol SA ADR	1,650,491

	India - 0.8%
22,157	HDFC Bank Ltd. ADR	2,289,704

	Indonesia - 0.7%
13,965,431	PT Adaro Energy Tbk	1,844,948

	Malaysia - 7.6%
5,603,680	Hartalega Holdings Bhd	8,477,892
11,240,600	Inari Amertron Bhd	6,774,778
3,512,115	Press Metal Aluminium Holdings Bhd	4,129,867
739,430	Top Glove Corp. Bhd	1,844,482

		21,227,019

	Philippines - 1.1%
165,540	SM Investments Corp.	2,961,360

	South Africa - 3.3%
478,583	AVI Ltd.	4,000,751
351,548	Clicks Group Ltd.	5,186,767

		9,187,518

	Taiwan - 29.3%
1,253,770	Accton Technology Corp.	4,177,322
1,014,645	China Synthetic Rubber Corp.	1,590,872
313,000	Chroma ATE, Inc.	1,763,654
1,593,000	Compeq Manufacturing Co. Ltd.	1,581,865
2,775,199	E.Sun Financial Holding Co. Ltd.	1,935,405
903,000	Elite Material Co. Ltd.	2,595,675
321,705	Ennoconn Corp.	3,982,694
434,000	Formosa Chemicals & Fibre Corp.	1,708,271
459,485	Formosa Plastics Corp.	1,688,511
225,000	General Interface Solution Holding Ltd.	1,525,038
90,000	Genius Electronic Optical Co. Ltd.	1,421,409
651,435	Gigabyte Technology Co. Ltd.	1,306,530
509	Gourmet Master Co. Ltd.	4,581
1,583,030	Grand Pacific Petrochemical	1,478,887
1,159,000	Great Wall Enterprise Co. Ltd.	1,504,875
2,039,250	King’s Town Bank Co. Ltd.	2,144,896
31,000	Largan Precision Co. Ltd.	5,214,934
2,032,635	Lien Hwa Industrial Corp.	2,622,626
2,880,915	Macronix International(c)	3,999,441
1,695,000	Mega Financial Holding Co. Ltd.	1,508,746
1,520,415	Micro-Star International Co. Ltd.	5,214,724
538,485	Nanya Technology Corp.	1,382,535
265,740	President Chain Store Corp.	2,920,935
399,680	Taiwan Semiconductor Manufacturing Co. Ltd.	3,211,644
2,655,020	Tatung Co. Ltd.(c)	3,382,302
1,603,000	Uni-President Enterprises Corp.	4,230,823
2,518,615	Walsin Lihwa Corp.	1,711,217

Schedule of Investments

644,075	Walsin Technology Corp.	$7,300,386
2,560,000	Winbond Electronics Corp.	1,668,256
261,542	Yageo Corp.	6,672,251

		81,451,305

	Thailand - 11.2%
1,107,279	Airports of Thailand PCL NVDR	2,204,906
6,379,860	Bangkok Dusit Medical Services PCL NVDR	5,081,644
35,082,037	Bangkok Land PCL NVDR(c)	2,014,027
2,999,933	CP ALL PCL NVDR	6,762,698
273,189	Electricity Generating PCL NVDR	1,896,804
948,473	Indorama Ventures PCL NVDR	1,696,247
744,541	Kiatnakin Bank PCL NVDR	1,622,459
5,309,866	Land & Houses PCL NVDR	1,915,191
385,662	PTT Exploration & Production PCL NVDR	1,605,476
1,012,066	PTT PCL NVDR	1,559,014
2,066,441	Tisco Financial Group PCL NVDR	4,844,677

		31,203,143

	Turkey - 0.6%
767,644	Eregli Demir ve Celik Fabrikalari TAS	1,726,378

	United Kindom - 1.5%
148,231	Mondi Ltd.	4,086,134

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $245,877,108) - 99.8%	277,232,504

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 0.6%
1,784,650	Invesco Government & Agency Portfolio - Institutional Class, 1.82%(d)(e) (Cost $1,784,650)	1,784,650

	Total Investments in Securities (Cost $247,661,758) - 100.4%	279,017,154
	Other assets less liabilities - (0.4)%	(1,199,999)

	Net Assets - 100.0%	$277,817,155

Investment Abbreviations:

ADR - American Depositary Receipt

NVDR - Non-voting Depositary Receipt

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at July 31, 2018.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2018 was $3,034,877, which represented 1.09% of the Fund’s Net Assets.

(c)	Non-income producing security.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco Emerging Markets Infrastructure ETF (PXR)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.3%
	Australia - 0.4%
2,248	CIMIC Group Ltd.	$80,767

	Brazil - 8.7%
79,970	Cia Siderurgica Nacional SA ADR(a)	191,128
103,040	Gerdau SA (Preference Shares) ADR	453,376
35,100	Iochpe-Maxion SA	215,366
10,400	Magnesita Refratarios SA	189,775
37,516	Vale SA ADR	549,985
23,168	WEG SA	114,155

		1,713,785

	Chile - 2.3%
126,719	Besalco SA	115,114
8,408	CAP SA	86,741
166,565	Salfacorp SA	257,464

		459,319

	China - 24.8%
451,261	Angang Steel Co. Ltd., H-Shares	478,453
27,263	Anhui Conch Cement Co. Ltd., H-Shares	174,581
972,743	BBMG Corp., H-Shares	383,040
510,400	China Communications Construction Co. Ltd., H-Shares	563,920
344,081	China Machinery Engineering Corp., H-Shares	184,161
418,278	China Molybdenum Co. Ltd., H-Shares	213,213
436,639	China National Building Material Co. Ltd., H-Shares	473,522
217,903	China Railway Construction Corp. Ltd., H-Shares	262,967
445,819	China Railway Group Ltd., H-Shares	386,896
103,178	CSSC Offshore and Marine Engineering Group Company Ltd., H-Shares(a)	107,029
140,762	Dongfang Electric Corp. Ltd., H-Shares(a)	87,896
281,320	Harbin Electric Co. Ltd., H-Shares	86,757
91,600	Huaxin Cement Co. Ltd., Class B	148,026
137,541	Jiangxi Copper Co. Ltd., H-Shares	173,522
216,229	Lonking Holdings Ltd.	99,198
1,194,358	Metallurgical Corp. of China Ltd., H-Shares	350,066
1,062,855	Shanghai Electric Group Co. Ltd., H-Shares	356,220
270,470	Xinjiang Goldwind Science & Technology Co. Ltd., H-Shares	344,328

		4,873,795

	France - 0.8%
3,674	Alstom SA(a)	164,987

	Germany - 1.7%
3,104	HeidelbergCement AG	263,744
414	HOCHTIEF AG	74,452

		338,196

	India - 4.0%

25,961	Larsen & Toubro Ltd. GDR(b)	$489,105
20,861	Mahindra & Mahindra Ltd. GDR(b)	286,839

		775,944

	Indonesia - 5.4%
983,878	Aneka Tambang Tbk	62,430
728,795	PT Adhi Karya Persero Tbk	81,118
211,704	PT Indocement Tunggal Prakarsa Tbk	207,373
1,035,893	PT PP Persero Tbk	149,421
341,075	PT Semen Indonesia (Persero) Tbk	179,762
36,130	PT United Tractors Tbk	88,321
244,142	PT Vale Indonesia Tbk(a)	73,987
539,918	PT Waskita Karya Persero Tbk	79,378
1,311,334	PT Wijaya Karya Persero Tbk	140,955

		1,062,745

	Malaysia - 4.1%
468,274	Dialog Group Bhd	382,453
192,984	Gamuda Bhd	183,726
309,514	IJM Corp. Bhd	149,237
221,133	Sunway Bhd	83,231

		798,647

	Mexico - 4.3%
33,508	Cemex SAB de CV-PC ADR(a)	249,635
11,043	Grupo Carso SAB de CV, Series A1	45,873
14,900	Grupo Cementos de Chihuahua SAB de CV	96,647
117,600	Impulsora del Desarrollo y el Empleo en America Latina SAB de CV(a)	189,393
24,976	Promotora y Operadora de Infraestructura SAB de CV	258,407

		839,955

	Netherlands - 1.1%
7,287	OCI NV(a)	220,486

	Philippines - 0.7%
1,452,594	Metro Pacific Investments Corp.	128,834

	Poland - 2.1%
15,677	KGHM Polska Miedz SA	413,720

	Russia - 2.4%
6,585	Evraz PLC	48,113
2,531	Magnitogorsk Iron & Steel Works PJSC GDR(b)	24,475
15,654	MMC Norilsk Nickel PJSC ADR	270,814
2,206	Novolipetsk Steel PJSC GDR(b)	57,047
4,047	Severstal PJSC GDR(b)	66,047

		466,496

	Singapore - 0.6%
93,908	Sembcorp Marine Ltd.	126,241

	South Africa - 5.9%
9,837	African Rainbow Minerals Ltd.	85,252
4,667	Assore Ltd.	97,981
662,149	PPC Ltd.(a)	322,512
66,988	Reunert Ltd.	417,309
23,126	Wilson Bayly Holmes-Ovcon Ltd.	245,336

		1,168,390

	Spain - 1.4%
6,298	ACS Actividades de Construccion y Servicios SA	276,484

Schedule of Investments

	Sweden - 1.9%
12,743	Atlas Copco AB, Class A	$365,182

	Switzerland - 2.6%
22,503	ABB Ltd.	517,081

	Taiwan - 14.8%
248,234	Asia Cement Corp.	330,827
289,845	China Steel Corp.	236,693
352,000	Chung Hung Steel Corp.(a)	163,847
238,000	CTCI Corp.	356,448
24,000	King Slide Works Co. Ltd.	330,829
65,000	Run Long Construction Co Ltd.	123,146
303,000	TA Chen Stainless Pipe(a)	379,567
473,630	Taiwan Cement Corp.	608,785
301,000	Tung Ho Steel Enterprise Corp.	225,155
80,000	United Integrated Services Co. Ltd.	152,610

		2,907,907

	Thailand - 5.6%
175,648	CH Karnchang PCL NVDR	139,906
1,169,507	Gunkul Engineering PCL NVDR	105,456
700,027	Italian-Thai Development PCL NVDR(a)	59,756
6,928	Siam Cement PCL (The) NVDR	93,290
9,932	Siam City Cement PCL NVDR	71,049
311,037	Sino-Thai Engineering & Construction PCL NVDR(a)	200,066
5,571,768	Super Energy Corp. PCL NVDR(a)	122,254
246,878	Tipco Asphalt PCL NVDR	109,822
2,016,543	TPI Polene PCL NVDR	115,162
219,700	Unique Engineering & Construction PCL NVDR	84,525

		1,101,286

	Turkey - 0.5%
25,590	Tekfen Holding AS	101,651

	United States - 3.2%
9,578	Caesarstone Ltd.(c)	150,853
3,322	Caterpillar, Inc.	477,704

		628,557

	Total Investments in Securities
	(excluding investments purchased with cash collateral from securities on loan)
	(Cost $18,386,062) - 99.3%	19,530,455

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 0.7%
131,632	Invesco Government & Agency Portfolio - Institutional Class, 1.82%(d)(e) (Cost $131,632)	131,632

	Total Investments in Securities (Cost $18,517,694) - 100.0%	19,662,087
	Other assets less liabilities - 0.0%	1,456

	Net Assets - 100.0%	$19,663,543

Investment Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-voting Depositary Receipt

PC - Participation Certificate

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2018 was $923,513, which represented 4.70% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at July 31, 2018.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco FTSE RAFI Asia Pacific ex-Japan ETF (PAF)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.9%
	Australia - 42.3%
6,899	AGL Energy Ltd.	$112,780
11,356	Amcor Ltd.	127,222
31,402	AMP Ltd.	79,370
11,239	APA Group	80,626
1,057	ASX Ltd.	51,617
25,154	Aurizon Holdings Ltd.	85,083
30,523	Australia & New Zealand Banking Group Ltd.	664,840
5,798	Bank of Queensland Ltd.	47,887
7,564	Bendigo & Adelaide Bank Ltd.	65,846
656,750	BGP Holdings PLC(a)(b)	0
40,538	BHP Billiton Ltd.	1,050,539
4,286	BlueScope Steel Ltd.	56,269
8,242	Boral Ltd.	40,745
14,711	Brambles Ltd.	108,049
4,535	Caltex Australia Ltd.	109,770
3,792	Challenger Ltd.	35,068
1,073	CIMIC Group Ltd.	38,551
8,650	Coca-Cola Amatil Ltd.	61,603
14,500	Commonwealth Bank of Australia	806,184
2,695	Computershare Ltd.	36,443
4,362	Crown Resorts Ltd.	43,777
1,132	CSL Ltd.	165,453
8,819	Dexus REIT	66,085
10,278	Downer EDI Ltd.	56,388
24,594	Fortescue Metals Group Ltd.	79,898
11,798	Goodman Group REIT	84,461
16,924	GPT Group (The) REIT	64,920
5,463	GrainCorp Ltd., Class A	30,093
2,815	Iluka Resources Ltd.	23,961
21,688	Incitec Pivot Ltd.	61,106
23,327	Insurance Australia Group Ltd.	139,424
9,391	LendLease Group	140,533
3,127	Macquarie Group Ltd.	285,509
24,293	Medibank Private Ltd.	56,165
21,979	Metcash Ltd.	42,972
49,846	Mirvac Group REIT	84,487
26,985	National Australia Bank Ltd.	568,318
4,105	Newcrest Mining Ltd.	66,007
7,354	Oil Search Ltd.	49,093
752	OneMarket Ltd.(a)	495
5,446	Orica Ltd.	71,174
25,504	Origin Energy Ltd.(a)	185,236
9,614	Qantas Airways Ltd.	48,028
24,938	QBE Insurance Group Ltd.	187,243
727	Ramsay Health Care Ltd.	30,395
4,197	Rio Tinto Ltd.	253,348
17,017	Santos Ltd.(a)	80,710
57,057	Scentre Group REIT	180,269
3,818	Sonic Healthcare Ltd.	74,023

25,950	South32 Ltd.	$68,870
8,019	Star Entertainment Group Ltd. (The)	29,568
37,539	Stockland REIT	115,812
15,781	Suncorp Group Ltd.	175,622
11,897	Tabcorp Holdings Ltd.	41,303
100,178	Telstra Corp. Ltd.	211,501
9,718	Transurban Group	84,525
2,504	Treasury Wine Estates Ltd.	34,288
34,616	Vicinity Centres REIT	68,451
10,564	Wesfarmers Ltd.	388,423
30,113	Westpac Banking Corp.	659,492
14,977	Woodside Petroleum Ltd.	402,379
12,857	Woolworths Group Ltd.	287,597
4,270	WorleyParsons Ltd.	58,344

		9,504,238

	China - 1.3%
33,892	BOC Hong Kong (Holdings) Ltd.	164,123
13,668	China Mengniu Dairy Co. Ltd.(a)	42,325
30,760	Semiconductor Manufacturing International Corp.(a)	37,161
47,294	Want Want China Holdings Ltd.	39,114

		282,723

	Hong Kong - 15.3%
61,869	AIA Group Ltd.	540,072
5,400	Bank of East Asia Ltd. (The)	21,470
12,725	Cathay Pacific Airways Ltd.	19,654
25,465	CK Asset Holdings Ltd.	194,870
29,183	CK Hutchison Holdings Ltd.	317,225
13,133	CLP Holdings Ltd.	150,038
6,654	Galaxy Entertainment Group Ltd.	53,463
3,598	Hang Lung Group Ltd.	10,637
29,794	Hang Lung Properties Ltd.	62,647
4,926	Hang Seng Bank Ltd.	134,086
13,588	Henderson Land Development Co. Ltd.	75,757
46,486	Hong Kong & China Gas Co. Ltd.	94,901
2,419	Hong Kong Exchanges & Clearing Ltd.	71,394
10,506	Hongkong Land Holdings Ltd.	76,379
72,219	Hutchison Port Holdings Trust	18,416
1,239	Jardine Matheson Holdings Ltd.	83,633
1,080	Jardine Strategic Holdings Ltd.	43,070
9,000	Kerry Properties Ltd.	45,590
88,765	Li & Fung Ltd.	30,089
18,500	Link REIT	183,417
16,313	MTR Corp. Ltd.	91,469
93,309	New World Development Co. Ltd.	132,939
49,820	Noble Group Ltd.(a)	4,831
40,372	PCCW Ltd.	23,563
8,967	Power Assets Holdings Ltd.	63,477
21,530	Sino Land Co. Ltd.	36,985
19,379	Sun Hung Kai Properties Ltd.	303,756
8,610	Swire Pacific Ltd., Class A	93,373
15,000	Swire Pacific Ltd., Class B	26,953
13,400	Swire Properties Ltd.	52,766
6,000	Techtronic Industries Co. Ltd.	33,413
74,347	WH Group Ltd.(c)	59,689
40,388	Wharf Holdings Ltd. (The)	133,560
13,388	Wharf Real Estate Investment Co. Ltd.	97,503
4,471	Wheelock & Co. Ltd.	31,679
9,698	Yue Yuen Industrial Holdings Ltd.	26,077

		3,438,841

Schedule of Investments

	Indonesia - 0.1%
60,011	Golden Agri-Resources Ltd.	$12,344

	Ireland - 0.1%
1,824	James Hardie Industries PLC	29,153

	Macau - 0.8%
18,879	Sands China Ltd.	97,196
43,333	SJM Holdings Ltd.	52,626
10,114	Wynn Macau Ltd.	29,773

		179,595

	New Zealand - 0.6%
14,449	Fletcher Building Ltd.	69,153
27,164	Spark New Zealand Ltd.	71,569

		140,722

	Singapore - 6.8%
20,951	Ascendas Real Estate Investment Trust REIT	42,324
29,902	CapitaLand Ltd.	70,949
22,394	CapitaLand Mall Trust REIT	35,533
4,030	City Developments Ltd.	29,634
31,299	ComfortDelGro Corp. Ltd.	54,031
14,581	DBS Group Holdings Ltd.	286,522
35,096	Genting Singapore Ltd.	33,000
1,316	Jardine Cycle & Carriage Ltd.	32,501
24,395	Keppel Corp. Ltd.	123,113
21,921	Oversea-Chinese Banking Corp. Ltd.	186,312
16,132	Sembcorp Industries Ltd.	31,759
5,963	Singapore Airlines Ltd.	43,190
25,940	Singapore Press Holdings Ltd.	55,451
16,466	Singapore Technologies Engineering Ltd.	41,368
89,249	Singapore Telecommunications Ltd.	210,453
9,383	United Overseas Bank Ltd.	186,240
23,976	Wilmar International Ltd.	55,127

		1,517,507

	South Korea - 32.5%
5,092	BNK Financial Group, Inc.	40,831
144	CJ CheilJedang Corp.	43,510
27	CJ CheilJedang Corp. (Preference Shares)	3,138
374	CJ Corp.	46,974
659	Daelim Industrial Co. Ltd.	46,186
753	DB Insurance Co. Ltd.	43,417
333	Doosan Corp.	30,959
3,582	Doosan Heavy Industries & Construction Co. Ltd.(a)	48,191
3,890	Doosan Infracore Co. Ltd.(a)	34,948
273	E-MART, Inc.	53,324
990	GS Holdings Corp.	47,613
4,188	Hana Financial Group, Inc.	168,096
1,005	Hankook Tire Co. Ltd.	39,889
1,088	Hanwha Chemical Corp.	20,570
1,059	Hanwha Corp.	30,436
489	Hanwha Corp. (Preference Shares)	6,623
6,854	Hanwha Life Insurance Co. Ltd.	31,677
66	Hyosung Advanced Materials Corp.(a)	10,030
47	Hyosung Chemical Corp.(a)	7,079
204	Hyosung Corp.	8,115
138	Hyosung Heavy Industries Corp.(a)	6,526
64	Hyosung TNC Co. Ltd.(a)	12,730
1,888	Hyundai Engineering & Construction Co. Ltd.	98,733
341	Hyundai Glovis Co. Ltd.	41,762
898	Hyundai Heavy Industries Co. Ltd.(a)	85,493

1,082	Hyundai Marine & Fire Insurance Co. Ltd.	$35,449
1,098	Hyundai Mobis Co. Ltd.	223,791
2,430	Hyundai Motor Co.	281,308
390	Hyundai Motor Co. (Preference Shares)	28,518
649	Hyundai Motor Co. (2nd Preference Shares)	50,880
2,097	Hyundai Steel Co.	100,665
5,426	Industrial Bank of Korea	75,910
4,670	KB Financial Group, Inc.	223,763
5,029	Kia Motors Corp.	142,510
7,386	Korea Electric Power Corp.	219,867
1,151	Korea Gas Corp.(a)	59,986
80	Korea Zinc Co. Ltd.	29,500
1,809	Korean Air Lines Co. Ltd.	47,220
1,041	KT&G Corp.	102,830
5,984	Kumho Tire Co., Inc.(a)	33,380
395	LG Chem Ltd.	132,414
64	LG Chem Ltd. (Preference Shares)	12,358
848	LG Corp.	57,157
5,803	LG Display Co. Ltd.	110,234
2,085	LG Electronics, Inc.	139,416
331	LG Electronics, Inc. (Preference Shares)	8,995
3,919	LG Uplus Corp.	53,951
133	Lotte Chemical Corp.	42,742
294	Lotte Shopping Co. Ltd.	54,140
465	LS Corp.	31,176
50	NAVER Corp.	32,003
1,353	POSCO	399,738
1,663	POSCO Daewoo Corp.	28,469
390	Samsung C&T Corp.	43,056
554	Samsung Electro-Mechanics Co. Ltd.	76,019
43,813	Samsung Electronics Co. Ltd.	1,811,426
7,778	Samsung Electronics Co. Ltd. (Preference Shares)	265,953
448	Samsung Fire & Marine Insurance Co. Ltd.	109,332
37	Samsung Fire & Marine Insurance Co. Ltd. (Preference Shares)	6,119
7,438	Samsung Heavy Industries Co. Ltd.(a)	43,020
878	Samsung Life Insurance Co. Ltd.	75,583
368	Samsung SDI Co. Ltd.	75,334
5,550	Shinhan Financial Group Co. Ltd.	216,066
336	SK Holdings Co. Ltd.	79,145
3,484	SK Hynix, Inc.	268,779
1,162	SK Innovation Co. Ltd.	206,192
5,999	SK Networks Co. Ltd.	25,232
373	SK Telecom Co. Ltd.	83,526
520	S-Oil Corp.	54,619
6,877	Woori Bank	103,894

		7,308,515

	United States - 0.1%
2,073	Sims Metal Management Ltd.	26,429

	Total Investments in Securities (Cost $20,066,405) - 99.9%	22,440,067
	Other assets less liabilities - 0.1%	21,103

	Net Assets - 100.0%	$22,461,170

Schedule of Investments

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security valued using significant unobservable inputs (Level 3). See Additional Valuation Information.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2018 represented less than 1% of the Fund’s Net Assets.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.7%
	Australia - 5.8%
47,550	AGL Energy Ltd.	$777,317
78,304	Amcor Ltd.	877,242
216,509	AMP Ltd.	547,239
77,481	APA Group	555,834
7,306	ASX Ltd.	356,781
173,414	Aurizon Holdings Ltd.	586,568
209,361	Australia & New Zealand Banking Group Ltd.	4,560,221
39,963	Bank of Queensland Ltd.	330,061
52,139	Bendigo & Adelaide Bank Ltd.	453,881
231,466	BGP Holdings PLC(a)(b)	0
278,475	BHP Billiton Ltd.	7,216,658
185,187	BHP Billiton PLC	4,262,260
29,543	BlueScope Steel Ltd.	387,853
56,809	Boral Ltd.	280,841
101,433	Brambles Ltd.	745,004
31,261	Caltex Australia Ltd.	756,676
26,134	Challenger Ltd.	241,684
7,407	CIMIC Group Ltd.	266,122
59,625	Coca-Cola Amatil Ltd.	424,636
99,439	Commonwealth Bank of Australia	5,528,697
18,574	Computershare Ltd.	251,166
30,073	Crown Resorts Ltd.	301,810
7,828	CSL Ltd.	1,144,139
60,792	Dexus REIT	455,543
70,875	Downer EDI Ltd.	388,841
169,559	Fortescue Metals Group Ltd.	550,839
81,349	Goodman Group REIT	582,373
116,683	GPT Group (The) REIT	447,589
149,532	Incitec Pivot Ltd.	421,304
160,842	Insurance Australia Group Ltd.	961,342
64,741	LendLease Group	968,826
21,584	Macquarie Group Ltd.	1,970,714
167,487	Medibank Private Ltd.	387,225
151,543	Metcash Ltd.	296,288
343,658	Mirvac Group REIT	582,484
186,297	National Australia Bank Ltd.	3,923,512
28,301	Newcrest Mining Ltd.	455,073
50,709	Oil Search Ltd.	338,520
5,187	OneMarket Ltd.(a)	3,413
37,549	Orica Ltd.	490,727
175,850	Origin Energy Ltd.(a)	1,277,201
66,292	Qantas Airways Ltd.	331,171
171,944	QBE Insurance Group Ltd.	1,291,014
5,027	Ramsay Health Care Ltd.	210,173
28,932	Rio Tinto Ltd.	1,746,453
82,853	Rio Tinto PLC	4,560,860
117,320	Santos Ltd.(a)	556,436
393,371	Scentre Group REIT	1,242,836
26,341	Sonic Healthcare Ltd.	510,696
178,914	South32 Ltd.	474,827
55,296	Star Entertainment Group Ltd. (The)	203,891
258,806	Stockland REIT	798,445

108,788	Suncorp Group Ltd.	$1,210,669
82,020	Tabcorp Holdings Ltd.	284,747
690,664	Telstra Corp. Ltd.	1,458,168
67,003	Transurban Group	582,777
17,269	Treasury Wine Estates Ltd.	236,472
238,651	Vicinity Centres REIT	471,919
72,923	Wesfarmers Ltd.	2,681,274
206,571	Westpac Banking Corp.	4,524,021
103,397	Woodside Petroleum Ltd.	2,777,913
88,762	Woolworths Group Ltd.	1,985,509
29,443	WorleyParsons Ltd.	402,300

		73,897,075

	Austria - 0.2%
5,156	ANDRITZ AG	292,710
23,139	Erste Group Bank AG	1,000,648
15,783	OMV AG	893,060
11,970	Raiffeisen Bank International AG	399,577
11,376	voestalpine AG	570,621

		3,156,616

	Belgium - 0.7%
27,203	Ageas	1,459,354
39,224	Anheuser-Busch InBev SA/NV	3,973,966
6,848	bpost SA	107,928
5,401	Colruyt SA	323,050
15,646	KBC Group NV	1,203,843
17,315	Proximus SADP	424,030
6,383	Solvay SA	875,674
5,307	UCB SA	456,147
8,846	Umicore SA	517,513

		9,341,505

	Brazil - 0.0%
101,629	Yamana Gold, Inc.	323,933

	Canada - 7.3%
9,962	Agnico Eagle Mines Ltd.	416,996
22,959	Alimentation Couche-Tard, Inc., Class B	1,053,610
11,762	AltaGas Ltd.(c)	239,125
49,296	ARC Resources Ltd.	584,964
6,861	ATCO Ltd., Class I	210,204
54,119	Bank of Montreal	4,285,876
98,683	Bank of Nova Scotia (The)	5,842,913
66,492	Barrick Gold Corp.	744,588
122,064	Baytex Energy Corp.(a)(c)	378,755
26,242	BCE, Inc.	1,114,176
22,461	BlackBerry Ltd.(a)	220,297
156,250	Bombardier, Inc., Class B(a)	588,038
54,995	Brookfield Asset Management, Inc., Class A	2,318,491
41,239	Cameco Corp.	445,330
8,834	Canadian Apartment Properties REIT	294,127
33,754	Canadian Imperial Bank of Commerce	3,077,784
27,680	Canadian National Railway Co.	2,468,665
83,235	Canadian Natural Resources Ltd.	3,055,786
4,382	Canadian Pacific Railway Ltd.	868,255
4,777	Canadian Tire Corp. Ltd., Class A	650,032
10,000	Canadian Utilities Ltd., Class A	249,232
12,947	Capital Power Corp.	262,719
25,291	Celestica, Inc.(a)	298,752
214,010	Cenovus Energy, Inc.	2,145,031
11,797	CGI Group, Inc., Class A(a)	760,916
18,693	CI Financial Corp.	326,338
29,795	Cominar Real Estate Investment Trust REIT	288,110
165,758	Crescent Point Energy Corp.	1,129,242
22,583	Empire Co. Ltd., Class A	465,189

Schedule of Investments

77,567	Enbridge, Inc.	$2,752,377
58,132	Encana Corp.	801,436
24,469	Enerplus Corp.	318,924
1,640	Fairfax Financial Holdings Ltd.	925,806
13,529	Finning International, Inc.	353,915
29,062	Fortis, Inc.	954,671
4,117	Franco-Nevada Corp.	301,724
6,726	George Weston Ltd.	559,054
21,886	Gibson Energy, Inc.	306,270
8,191	Gildan Activewear, Inc.	210,814
69,138	Goldcorp, Inc.	863,428
20,776	Great-West Lifeco, Inc.	513,017
33,419	H&R Real Estate Investment Trust REIT	517,969
51,474	Husky Energy, Inc.	874,505
30,520	Hydro One Ltd.(d)	445,376
8,472	IGM Financial, Inc.	254,095
25,548	Imperial Oil Ltd.	874,165
8,217	Industrial Alliance Insurance & Financial Services, Inc.	337,642
8,274	Intact Financial Corp.	630,654
29,522	Inter Pipeline Ltd.	562,324
11,649	Keyera Corp.	336,944
75,186	Kinross Gold Corp.(a)	271,409
18,347	Loblaw Cos. Ltd.	969,206
35,147	Magna International, Inc.	2,139,054
170,700	Manulife Financial Corp.	3,167,521
4,729	Methanex Corp.	326,381
17,080	Metro, Inc.	575,368
24,966	National Bank of Canada	1,222,797
8,879	Onex Corp.	664,016
6,587	Open Text Corp.	244,913
10,734	Parkland Fuel Corp.	290,032
25,730	Pembina Pipeline Corp.	924,857
38,303	Power Corp. of Canada	870,496
24,984	Power Financial Corp.	585,263
30,153	RioCan Real Estate Investment Trust REIT	574,806
27,553	Rogers Communications, Inc., Class B	1,403,468
98,152	Royal Bank of Canada	7,655,404
10,896	Saputo, Inc.	362,949
40,953	Shaw Communications, Inc., Class B	855,861
9,686	SmartCentres Real Estate Investment Trust REIT	225,709
12,601	SNC-Lavalin Group, Inc.	557,560
48,876	Sun Life Financial, Inc.	1,997,084
130,041	Suncor Energy, Inc.	5,471,310
36,497	Teck Resources Ltd., Class B	951,108
16,495	TELUS Corp.	602,410
22,189	Thomson Reuters Corp.	919,940
119,655	Toronto-Dominion Bank (The)	7,091,994
22,639	Tourmaline Oil Corp.	446,868
53,512	TransCanada Corp.	2,404,752
9,162	Vermilion Energy, Inc.(c)	315,111
3,392	West Fraser Timber Co. Ltd.	210,502
18,408	Wheaton Precious Metals Corp.	385,409
5,814	WSP Global, Inc.	330,174

		93,492,383

	Chile - 0.0%
31,153	Antofagasta PLC	409,875
35,359	Lundin Mining Corp.	195,534

		605,409

	China - 0.2%
232,175	BOC Hong Kong (Holdings) Ltd.	1,124,313
91,452	China Mengniu Dairy Co. Ltd.(a)	283,196
213,252	Semiconductor Manufacturing International Corp.(a)	257,626

323,364	Want Want China Holdings Ltd.	$267,439

		1,932,574

	Denmark - 0.8%
533	AP Moller - Maersk A/S, Class A	717,810
778	AP Moller - Maersk A/S, Class B	1,119,484
5,888	Carlsberg A/S, Class B	710,379
3,504	Coloplast A/S, Class B	382,470
44,294	Danske Bank A/S	1,288,698
5,071	DSV A/S	425,606
3,575	FLSmidth & Co. A/S	235,479
17,112	ISS A/S	640,163
4,945	Jyske Bank A/S	280,131
50,440	Novo Nordisk A/S, Class B	2,520,317
4,772	Novozymes A/S, Class B	251,444
6,381	Orsted A/S(d)	393,849
3,296	Pandora A/S	234,495
9,371	Vestas Wind Systems A/S	605,036

		9,805,361

	Finland - 0.8%
8,620	Elisa Oyj	374,890
44,742	Fortum Oyj	1,124,487
7,037	Kesko Oyj, Class B	395,709
15,915	Kone Oyj, Class B	871,293
9,097	Metso Oyj	333,156
6,810	Neste Oyj	562,703
403,311	Nokia Oyj	2,192,421
8,446	Nokian Renkaat Oyj	366,532
28,169	Outokumpu Oyj	191,163
28,657	Sampo Oyj, Class A	1,457,220
35,932	Stora Enso Oyj, Class R	594,267
38,363	UPM-Kymmene Oyj	1,362,759
19,410	Wartsila Oyj Abp	419,920

		10,246,520

	France - 9.7%
7,864	Accor SA	405,592
67,193	Air France-KLM(a)	614,016
22,480	Air Liquide SA	2,880,149
22,922	Airbus SE	2,842,909
10,404	Alstom SA(a)	467,208
5,309	Arkema SA	666,215
4,351	Atos SE	584,689
257,087	AXA SA	6,497,383
121,110	BNP Paribas SA	7,888,707
61,882	Bollore SA	288,317
26,244	Bouygues SA	1,154,883
11,907	Bureau Veritas SA	306,917
7,635	Capgemini SE	980,880
120,686	Carrefour SA	2,168,966
20,409	Casino Guichard Perrachon SA	831,964
58,042	Cie de Saint-Gobain	2,585,752
14,461	CIE Generale des Etablissements Michelin SCA	1,862,903
21,107	CNP Assurances	493,925
131,170	Credit Agricole SA	1,844,008
30,939	Danone SA	2,433,015
1,932	Dassault Systemes SE	288,897
9,486	Edenred	373,707
7,547	Eiffage SA	845,243
115,286	Electricite de France SA	1,726,597
11,347	Elior Group(d)	185,872
377,434	Engie SA	6,100,936
6,655	Essilor International Cie Generale d’Optique SA	982,680
4,089	Eurazeo SA	316,484
17,742	Eutelsat Communications SA	380,305

Schedule of Investments

6,203	Faurecia SA	$421,970
2,996	Fonciere des Regions REIT	312,513
2,091	Gecina SA REIT	356,955
19,705	Getlink SE	260,416
573	Hermes International	363,110
2,678	ICADE REIT	259,445
2,193	Imerys SA	170,377
2,037	Kering SA	1,086,827
14,423	Klepierre SA REIT	544,577
19,018	Lagardere SCA	556,078
10,472	Legrand SA	769,964
8,528	L’Oreal SA	2,090,431
8,474	LVMH Moet Hennessy Louis Vuitton SE	2,963,100
72,520	Natixis SA	521,840
8,882	Neopost SA	229,672
4,003	Nexity SA	246,832
283,188	Orange SA	4,842,596
8,468	Pernod Ricard SA	1,366,807
59,613	Peugeot SA	1,716,553
12,191	Publicis Groupe SA(c)	779,675
23,939	Renault SA	2,108,861
47,177	Rexel SA	738,845
3,477	Rubis SCA	205,244
11,423	Safran SA	1,417,410
101,158	Sanofi	8,802,430
34,539	Schneider Electric SE	2,781,988
20,208	SCOR SE	786,176
119,303	Societe Generale SA	5,319,795
6,418	Sodexo SA	710,988
63,106	Suez	893,799
2,071	Teleperformance	379,954
4,951	Thales SA	651,414
293,401	Total SA	19,176,401
8,485	Unibail-Rodamco-Westfield	1,884,808
15,269	Valeo SA	750,351
41,680	Vallourec SA(a)(c)	269,198
71,672	Veolia Environnement SA	1,638,202
32,733	Vinci SA	3,293,736
115,148	Vivendi SA	2,990,983
2,180	Wendel SA	318,073

		123,977,513

	Germany - 9.1%
5,880	Aareal Bank AG	270,380
6,130	adidas AG	1,356,661
47,673	Allianz SE	10,550,194
4,722	Aurubis AG	386,859
76,912	BASF SE	7,393,654
52,357	Bayer AG	5,835,659
44,939	Bayerische Motoren Werke AG	4,347,914
7,689	Bayerische Motoren Werke AG (Preference Shares)	636,953
2,635	Beiersdorf AG	307,075
6,216	Bilfinger SE	320,304
11,368	Brenntag AG	682,082
21,558	Ceconomy AG	177,173
136,040	Commerzbank AG(a)	1,470,128
6,561	Continental AG	1,512,310
5,928	Covestro AG(d)	569,450
126,447	Daimler AG	8,751,205
307,656	Deutsche Bank AG	4,027,378
6,674	Deutsche Boerse AG	880,065
29,975	Deutsche Lufthansa AG	841,734
14,051	Deutsche Pfandbriefbank AG(d)	220,301
71,291	Deutsche Post AG	2,518,271
397,310	Deutsche Telekom AG	6,577,949

13,337	Deutsche Wohnen AG-BR	$650,103
473,926	E.ON SE	5,347,765
14,278	Evonik Industries AG	528,744
11,918	Freenet AG	341,644
10,049	Fresenius Medical Care AG & Co. KGaA	982,250
22,215	Fresenius SE & Co. KGaA	1,716,036
8,998	GEA Group AG	351,639
5,926	Hannover Rueck SE	790,444
12,388	HeidelbergCement AG	1,052,597
4,866	Henkel AG & Co. KGaA	522,091
7,460	Henkel AG & Co. KGaA (Preference Shares)	936,140
1,991	HOCHTIEF AG	358,055
4,755	HUGO BOSS AG	428,842
28,159	Infineon Technologies AG	746,589
20,340	Innogy SE(d)	904,355
23,709	K+S AG	626,663
3,164	KION Group AG	217,458
7,056	LANXESS AG	580,388
3,061	LEG Immobilien AG	344,686
3,724	Leoni AG	189,846
11,107	Linde AG	2,743,403
2,697	MAN SE	302,782
5,562	Merck KGaA	571,907
48,806	METRO AG	603,034
2,112	MTU Aero Engines AG	447,278
21,467	Muenchener Rueckversicherungs-Gesellschaft AG In Muenchen	4,766,041
4,576	OSRAM Licht AG	204,422
6,437	Porsche Automobil Holding SE (Preference Shares)	436,081
22,650	ProSiebenSat.1 Media SE	613,248
2,553	Rheinmetall AG	308,571
135,030	RWE AG	3,545,339
8,843	RWE AG (Preference Shares)	187,276
5,394	Salzgitter AG	266,966
30,173	SAP SE	3,525,098
58,114	Siemens AG	8,211,235
12,880	Suedzucker AG	187,926
3,712	Symrise AG	335,645
6,581	Talanx AG	251,793
68,613	Telefonica Deutschland Holding AG	300,812
48,575	thyssenkrupp AG	1,296,979
37,498	TUI AG	802,257
52,976	Uniper SE	1,654,369
4,516	Volkswagen AG	782,553
28,808	Volkswagen AG (Preference Shares)	5,130,851
21,673	Vonovia SE	1,050,096

		115,775,996

	Hong Kong - 1.8%
423,577	AIA Group Ltd.	3,697,524
176,382	CK Asset Holdings Ltd.	1,349,756
198,996	CK Hutchison Holdings Ltd.	2,163,124
91,047	CLP Holdings Ltd.	1,040,169
47,342	Galaxy Entertainment Group Ltd.	380,382
202,096	Hang Lung Properties Ltd.	424,942
33,842	Hang Seng Bank Ltd.	921,182
93,112	Henderson Land Development Co. Ltd.	519,125
321,200	Hong Kong & China Gas Co. Ltd.	655,732
16,599	Hong Kong Exchanges & Clearing Ltd.	489,901
72,605	Hongkong Land Holdings Ltd.	527,838
8,690	Jardine Matheson Holdings Ltd.	586,575
7,700	Jardine Strategic Holdings Ltd.	307,076
60,940	Kerry Properties Ltd.	308,694
608,644	Li & Fung Ltd.	206,316

Schedule of Investments

126,457	Link REIT	$1,253,749
112,611	MTR Corp. Ltd.	631,425
646,356	New World Development Co. Ltd.	920,877
60,283	Power Assets Holdings Ltd.	426,744
150,047	Sino Land Co. Ltd.	257,754
131,921	Sun Hung Kai Properties Ltd.	2,067,793
60,393	Swire Pacific Ltd., Class A	654,944
107,854	Swire Pacific Ltd., Class B	193,795
92,520	Swire Properties Ltd.	364,319
39,898	Techtronic Industries Co. Ltd.	222,188
512,706	WH Group Ltd.(d)	411,620
282,048	Wharf Holdings Ltd. (The)	932,714
93,325	Wharf Real Estate Investment Co. Ltd.	679,676
33,911	Wheelock & Co. Ltd.	240,272
67,179	Yue Yuen Industrial Holdings Ltd.	180,636

		23,016,842

	Ireland - 0.4%
36,676	Aib Group PLC	210,273
84,609	Bank of Ireland Group PLC	727,131
60,619	CRH PLC	2,077,780
12,587	James Hardie Industries PLC	201,179
4,009	Kerry Group PLC, Class A	425,449
2,861	Paddy Power Betfair PLC	311,117
18,864	Smurfit Kappa Group PLC	774,514

		4,727,443

	Israel - 0.4%
74,943	Bank Hapoalim BM	529,550
97,945	Bank Leumi Le-Israel BM	613,406
319,705	Bezeq The Israeli Telecommunication Corp. Ltd.	338,552
69,900	Israel Chemicals Ltd.	334,035
137,991	Teva Pharmaceutical Industries Ltd.	3,287,737

		5,103,280

	Italy - 3.1%
156,103	A2A SpA	287,032
232,004	Assicurazioni Generali SpA	4,126,137
32,778	Atlantia SpA	972,988
269,801	Banco Bpm SpA(a)	858,652
80,957	BPER Banca SpA	452,874
1,077,099	Enel SpA(c)	6,011,441
490,110	Eni SpA	9,441,337
80,944	Hera SpA	268,594
1,260,088	Intesa Sanpaolo SpA	3,883,482
80,959	Intesa Sanpaolo SpA-RSP	258,508
62,982	Leonardo SpA	755,344
6,561	Luxottica Group SpA	444,481
43,093	Mediobanca Banca di Credito Finanziario SpA	447,940
25,824	Pirelli & C SpA(a)(d)	225,769
83,139	Poste Italiane SpA(d)	774,907
14,783	Prysmian SpA	379,666
102,253	Saipem SpA(a)	534,916
210,256	Snam SpA	904,087
24,964	Societa Cattolica di Assicurazioni SCRL	229,876
2,031,915	Telecom Italia SpA/Milano(a)	1,567,686
1,069,854	Telecom Italia SpA/Milano-RSP	713,516
102,063	Terna Rete Elettrica Nazionale SpA	572,016
247,017	Unicredit SpA	4,382,735
151,901	Unione di Banche Italiane SpA(c)	629,526
144,438	Unipol Gruppo SpA	601,301
158,630	UnipolSai Assicurazioni SpA	361,652

		40,086,463

	Japan - 21.0%
78,016	Aeon Co. Ltd.	1,579,625
13,080	Air Water, Inc.	237,903

19,757	Aisin Seiki Co. Ltd.	$916,016
37,704	Ajinomoto Co., Inc.	665,394
22,246	Alfresa Holdings Corp.	531,209
13,785	Alps Electric Co. Ltd.	395,915
22,327	Amada Holdings Co. Ltd.	222,991
10,135	ANA Holdings, Inc.	371,212
9,624	Aozora Bank Ltd.	358,944
23,642	Asahi Glass Co. Ltd.	986,315
17,260	Asahi Group Holdings Ltd.	836,017
100,718	Asahi Kasei Corp.	1,341,077
115,760	Astellas Pharma, Inc.	1,879,523
12,296	Bandai Namco Holdings, Inc.	490,456
6,215	Bank of Kyoto Ltd. (The)	300,368
14,794	Bic Camera, Inc.	222,558
56,714	Bridgestone Corp.	2,226,204
17,341	Brother Industries Ltd.	352,118
84,130	Canon, Inc.	2,718,405
16,266	Casio Computer Co. Ltd.	265,191
12,732	Central Japan Railway Co.	2,643,875
50,043	Chiba Bank Ltd. (The)	355,853
61,518	Chubu Electric Power Co., Inc.	945,522
5,176	Chugai Pharmaceutical Co. Ltd.	262,175
19,369	Chugoku Bank Ltd. (The)	204,868
38,344	Chugoku Electric Power Co., Inc. (The)	503,535
116,784	Concordia Financial Group Ltd.	625,964
13,930	Cosmo Energy Holdings Co. Ltd.	490,300
18,009	Credit Saison Co. Ltd.	279,772
31,570	Dai Nippon Printing Co. Ltd.	687,298
31,035	Daicel Corp.	340,459
4,292	Daido Steel Co. Ltd.	211,264
161,348	Dai-ichi Life Holdings, Inc.	3,029,779
31,508	Daiichi Sankyo Co. Ltd.	1,300,965
10,507	Daikin Industries Ltd.	1,250,252
4,484	Daito Trust Construction Co. Ltd.	747,667
48,646	Daiwa House Industry Co. Ltd.	1,767,839
175,476	Daiwa Securities Group, Inc.	1,020,187
7,885	Denka Co. Ltd.	270,136
38,337	Denso Corp.	1,885,000
16,273	Dentsu, Inc.	681,797
11,124	DIC Corp.	361,724
4,597	Don Quijote Holdings Co. Ltd.	214,368
25,873	East Japan Railway Co.	2,413,026
8,154	Ebara Corp.	245,480
14,870	Eisai Co. Ltd.	1,272,864
21,241	Electric Power Development Co. Ltd.	574,004
3,894	Familymart UNY Holdings Co. Ltd.	361,780
5,559	FANUC Corp.	1,088,559
1,348	Fast Retailing Co. Ltd.	587,056
50,993	Fuji Electric Co. Ltd.	374,453
35,339	FUJIFILM Holdings Corp.	1,452,517
41,872	Fujikura Ltd.	268,199
316,275	Fujitsu Ltd.	2,148,432
79,824	Fukuoka Financial Group, Inc.	435,702
6,413	Furukawa Electric Co. Ltd.	225,435
46,338	Gunma Bank Ltd. (The)	245,889
12,282	H2O Retailing Corp.	195,849
41,547	Hachijuni Bank Ltd. (The)	182,608
21,299	Hakuhodo DY Holdings, Inc.	326,125
12,842	Hankyu Hanshin Holdings, Inc.	509,940
6,402	Hanwa Co. Ltd.	244,207
22,512	Haseko Corp.	297,438
31,849	Hino Motors Ltd.	357,640
35,687	Hiroshima Bank Ltd. (The)	245,161
6,276	Hitachi Construction Machinery Co. Ltd.	200,155
654,471	Hitachi Ltd.	4,552,181

Schedule of Investments

21,346	Hitachi Metals Ltd.	$230,355
39,431	Hokuriku Electric Power Co.(a)	412,838
163,358	Honda Motor Co. Ltd.	4,896,070
14,269	Hoya Corp.	854,049
27,623	Idemitsu Kosan Co. Ltd.	1,241,234
16,771	IHI Corp.	585,052
18,040	Iida Group Holdings Co. Ltd.	352,774
118,784	Inpex Corp.	1,305,733
48,837	Isetan Mitsukoshi Holdings Ltd.	587,667
47,715	Isuzu Motors Ltd.	643,006
141,850	ITOCHU Corp.	2,509,049
28,960	J Front Retailing Co. Ltd.	422,991
12,082	Japan Airlines Co. Ltd.	445,007
158,672	Japan Display, Inc.(a)	204,116
18,636	Japan Exchange Group, Inc.	330,467
42,636	Japan Post Bank Co. Ltd.	510,764
260,624	Japan Post Holdings Co. Ltd.	2,868,401
15,716	Japan Post Insurance Co. Ltd.	333,161
78,428	Japan Tobacco, Inc.	2,225,186
75,481	JFE Holdings, Inc.	1,527,624
17,559	JGC Corp.	339,290
14,595	JSR Corp.	279,149
30,499	JTEKT Corp.	439,203
559,679	JXTG Holdings, Inc.	4,097,346
74,204	Kajima Corp.	577,378
28,789	Kaneka Corp.	252,553
78,166	Kansai Electric Power Co., Inc. (The)	1,108,876
15,864	Kao Corp.	1,153,166
17,850	Kawasaki Heavy Industries Ltd.	521,436
17,680	Kawasaki Kisen Kaisha Ltd.(a)(c)	320,148
148,041	KDDI Corp.	4,116,952
13,390	Keikyu Corp.	218,781
7,172	Keio Corp.	351,104
8,188	Kewpie Corp.	202,908
982	Keyence Corp.	516,791
5,520	Kikkoman Corp.	260,861
10,136	Kintetsu Group Holdings Co. Ltd.	402,035
51,539	Kirin Holdings Co. Ltd.	1,315,409
71,211	Kobe Steel Ltd.	697,860
4,693	Koito Manufacturing Co. Ltd.	300,597
48,992	Komatsu Ltd.	1,434,222
66,174	Konica Minolta, Inc.	591,747
63,131	Kubota Corp.	1,054,345
31,154	Kuraray Co. Ltd.	438,338
24,588	Kyocera Corp.	1,425,111
58,848	Kyushu Electric Power Co., Inc.	690,783
9,752	Kyushu Railway Co.	298,815
3,389	Lawson, Inc.	203,146
29,583	LIXIL Group Corp.	604,134
8,857	Makita Corp.	396,405
259,832	Marubeni Corp.	1,974,853
13,711	Marui Group Co. Ltd.	271,427
94,903	Mazda Motor Corp.	1,178,445
83,890	Mebuki Financial Group, Inc.	298,269
16,990	Medipal Holdings Corp.	344,080
8,103	MEIJI Holdings Co. Ltd.	635,558
16,030	Minebea Mitsumi, Inc.	285,687
165,204	Mitsubishi Chemical Holdings Corp.	1,438,488
132,959	Mitsubishi Corp.	3,702,280
140,895	Mitsubishi Electric Corp.	1,902,473
63,677	Mitsubishi Estate Co. Ltd.	1,103,568
12,900	Mitsubishi Gas Chemical Co., Inc.	286,948
49,176	Mitsubishi Heavy Industries Ltd.	1,839,377
24,484	Mitsubishi Materials Corp.	693,356
58,393	Mitsubishi Motors Corp.	443,399

13,608	Mitsubishi Tanabe Pharma Corp.	$254,314
1,451,272	Mitsubishi UFJ Financial Group, Inc.	8,937,886
207,278	Mitsui & Co. Ltd.	3,459,880
20,642	Mitsui Chemicals, Inc.	553,207
16,168	Mitsui E&S Holdings Co. Ltd.(a)	230,229
63,722	Mitsui Fudosan Co. Ltd.	1,517,624
5,234	Mitsui Mining & Smelting Co. Ltd.	206,433
23,142	Mitsui OSK Lines Ltd.	597,466
3,490,982	Mizuho Financial Group, Inc.	6,068,832
63,193	MS&AD Insurance Group Holdings, Inc.	1,926,161
8,189	Murata Manufacturing Co. Ltd.	1,426,528
15,784	Nagoya Railroad Co. Ltd.	395,376
30,359	NEC Corp.	840,744
18,455	NGK Insulators Ltd.	322,476
12,945	NGK Spark Plug Co. Ltd.	371,212
12,443	NH Foods Ltd.	493,540
25,241	NHK Spring Co. Ltd.	251,418
4,585	Nidec Corp.	662,724
26,716	Nikon Corp.	449,165
1,314	Nintendo Co. Ltd.	431,505
11,050	Nippon Electric Glass Co. Ltd.	355,863
9,777	Nippon Express Co. Ltd.	637,592
15,349	Nippon Paper Industries Co. Ltd.	250,789
37,763	Nippon Sheet Glass Co. Ltd.(a)	393,688
111,993	Nippon Steel & Sumitomo Metal Corp.	2,224,553
91,608	Nippon Telegraph & Telephone Corp.	4,229,321
41,776	Nippon Yusen KK	802,007
328,687	Nissan Motor Co. Ltd.	3,099,242
16,002	Nisshin Seifun Group, Inc.	312,349
15,834	Nisshinbo Holdings, Inc.	173,419
1,597	Nitori Holdings Co. Ltd.	240,606
8,658	Nitto Denko Corp.	625,102
14,586	NOK Corp.	291,616
352,832	Nomura Holdings, Inc.	1,665,818
12,881	Nomura Real Estate Holdings, Inc.	280,197
36,874	NSK Ltd.	400,231
66,074	NTN Corp.	288,638
49,646	NTT Data Corp.	564,582
96,987	NTT DoCoMo, Inc.	2,489,223
69,203	Obayashi Corp.	720,221
17,901	Odakyu Electric Railway Co. Ltd.	378,041
111,907	OJI Holdings Corp.	661,805
11,317	Olympus Corp.	457,472
9,316	OMRON Corp.	419,445
12,666	Ono Pharmaceutical Co. Ltd.	298,093
3,401	Oriental Land Co. Ltd.	368,538
106,343	ORIX Corp.	1,719,500
36,894	Osaka Gas Co. Ltd.	706,965
25,450	Otsuka Holdings Co. Ltd.	1,170,873
201,098	Panasonic Corp.	2,583,339
37,464	Rakuten, Inc.	263,359
31,234	Recruit Holdings Co. Ltd.	852,420
28,544	Rengo Co. Ltd.	260,349
242,321	Resona Holdings, Inc.	1,376,558
104,259	Ricoh Co. Ltd.	1,013,345
3,816	Rohm Co. Ltd.	323,852
14,904	Santen Pharmaceutical Co. Ltd.	248,311
13,142	SBI Holdings, Inc.	357,490
11,170	Secom Co. Ltd.	851,171
17,357	Sega Sammy Holdings, Inc.	276,000
14,794	Seibu Holdings, Inc.	248,990
25,434	Seiko Epson Corp.	457,376
14,868	Seino Holdings Co. Ltd.	258,868
28,843	Sekisui Chemical Co. Ltd.	514,814
62,867	Sekisui House Ltd.	1,067,908

Schedule of Investments

69,415	Seven & i Holdings Co. Ltd.	$2,824,596
9,240	Sharp Corp.(c)	213,377
23,334	Shikoku Electric Power Co., Inc.	310,800
2,322	Shimano, Inc.	332,929
58,157	Shimizu Corp.	606,820
16,227	Shin-Etsu Chemical Co. Ltd.	1,633,717
16,812	Shinsei Bank Ltd.	264,180
9,228	Shionogi & Co. Ltd.	500,887
9,331	Shiseido Co. Ltd.	684,362
43,947	Shizuoka Bank Ltd. (The)	405,157
7,981	Showa Denko K.K.	379,301
34,868	Showa Shell Sekiyu K.K.	570,647
1,493	SMC Corp.	499,890
59,208	SoftBank Group Corp.	4,897,857
239,358	Sojitz Corp.	866,000
42,341	Sompo Holdings, Inc.	1,714,973
75,831	Sony Corp.	3,948,035
17,527	Sony Financial Holdings, Inc.	335,697
7,051	Stanley Electric Co. Ltd.	246,602
52,772	Subaru Corp.	1,534,037
188,671	Sumitomo Chemical Co. Ltd.	1,080,383
130,774	Sumitomo Corp.	2,143,740
92,484	Sumitomo Electric Industries Ltd.	1,416,094
18,704	Sumitomo Forestry Co. Ltd.	304,270
9,838	Sumitomo Heavy Industries Ltd.	340,120
14,620	Sumitomo Metal Mining Co. Ltd.	524,382
165,228	Sumitomo Mitsui Financial Group, Inc.	6,561,001
44,076	Sumitomo Mitsui Trust Holdings, Inc.	1,746,660
22,914	Sumitomo Realty & Development Co. Ltd.	836,809
22,144	Sumitomo Rubber Industries Ltd.	365,176
7,427	Suntory Beverage & Food Ltd.	315,485
7,488	Suzuken Co. Ltd.	326,772
25,783	Suzuki Motor Corp.	1,508,884
66,051	T&D Holdings, Inc.	982,445
13,988	Taiheiyo Cement Corp.	439,234
14,897	Taisei Corp.	826,428
37,688	Takashimaya Co. Ltd.	314,459
47,554	Takeda Pharmaceutical Co. Ltd.	1,986,019
9,608	TDK Corp.	1,023,972
21,033	Teijin Ltd.	390,822
8,544	Terumo Corp.	467,882
15,314	Tobu Railway Co. Ltd.	450,090
7,528	Toho Gas Co. Ltd.	255,887
36,303	Tohoku Electric Power Co., Inc.	460,193
67,968	Tokio Marine Holdings, Inc.	3,218,674
277,258	Tokyo Electric Power Co. Holdings, Inc.(a)	1,322,635
3,668	Tokyo Electron Ltd.	627,663
43,006	Tokyo Gas Co. Ltd.	1,046,336
15,128	Tokyo Tatemono Co. Ltd.	202,851
38,864	Tokyu Corp.	667,291
54,479	Tokyu Fudosan Holdings Corp.	368,904
76,044	Toppan Printing Co. Ltd.	583,543
117,896	Toray Industries, Inc.	911,972
397,004	Toshiba Corp.(a)	1,216,476
21,730	Tosoh Corp.	353,302
6,181	TOTO Ltd.	287,681
23,918	Toyo Seikan Group Holdings Ltd.	438,447
5,913	Toyo Suisan Kaisha Ltd.	213,405
10,754	Toyoda Gosei Co. Ltd.	270,915
14,638	Toyota Industries Corp.	822,521
238,377	Toyota Motor Corp.	15,556,048
24,295	Toyota Tsusho Corp.	825,822
12,207	Ube Industries Ltd.	326,603
10,541	Unicharm Corp.	319,884
17,773	West Japan Railway Co.	1,238,426

52,990	Yahoo! Japan Corp.(c)	$201,186
90,762	Yamada Denki Co. Ltd.(c)	449,188
21,552	Yamaguchi Financial Group, Inc.	243,745
6,517	Yamaha Corp.	303,902
19,583	Yamaha Motor Co. Ltd.	514,504
27,043	Yamato Holdings Co. Ltd.	781,044
13,494	Yamazaki Baking Co. Ltd.	334,517
12,322	Yokogawa Electric Corp.	218,062
11,392	Yokohama Rubber Co. Ltd. (The)	242,617

		267,797,275

	Jersey - 0.0%
3,392	Randgold Resources Ltd.	252,284

	Luxembourg - 0.3%
68,873	Arcelormittal	2,217,293
3,956	RTL Group SA	295,081
51,512	SES SA FDR, Class A	1,030,344
32,871	Tenaris SA	601,141

		4,143,859

	Macau - 0.1%
130,201	Sands China Ltd.	670,322
297,468	SJM Holdings Ltd.	361,261
69,065	Wynn Macau Ltd.	203,310

		1,234,893

	Mongolia - 0.0%
87,139	Turquoise Hill Resources Ltd.(a)	241,607

	Netherlands - 4.9%
35,072	ABN AMRO Group NV CVA(d)	972,553
391,519	Aegon NV	2,584,583
14,065	Akzo Nobel NV	1,301,730
31,928	Altice NV, Class A(a)	106,543
4,796	Altice NV, Class B(a)	15,914
4,843	ASML Holding NV	1,039,813
15,423	ASR Nederland NV	691,150
8,606	Boskalis Westminster NV(c)	264,223
4,607	Gemalto NV(a)	268,874
6,988	Heineken Holding NV	675,772
10,506	Heineken NV	1,063,797
341,495	ING Groep NV	5,235,119
126,325	Koninklijke Ahold Delhaize NV	3,215,533
51,264	Koninklijke BAM Groep NV	210,775
9,699	Koninklijke DSM NV	1,034,286
337,316	Koninklijke KPN NV(c)	976,825
64,225	Koninklijke Philips NV	2,820,999
39,917	NN Group NV	1,766,380
9,252	Randstad NV	587,381
574,194	Royal Dutch Shell PLC, Class A	19,696,163
475,185	Royal Dutch Shell PLC, Class B	16,652,107
15,198	SBM Offshore NV	236,240
10,458	Signifiy NV(d)	290,247
12,282	Wolters Kluwer NV	740,946

		62,447,953

	New Zealand - 0.1%
99,755	Fletcher Building Ltd.	477,430
187,272	Spark New Zealand Ltd.	493,405

		970,835

	Norway - 0.8%
84,081	DNB ASA	1,698,174
16,214	Gjensidige Forsikring ASA	260,505
29,539	Marine Harvest ASA	646,629
99,511	Norsk Hydro ASA	567,950
48,450	Orkla ASA	410,326
141,002	Statoil ASA	3,748,608
43,699	Storebrand ASA	372,664

Schedule of Investments

56,308	Telenor ASA	$1,102,344
21,008	Yara International ASA	928,010

		9,735,210

	Portugal - 0.2%
712,798	Banco Comercial Portugues SA, Class R(a)	223,848
337,579	EDP-Energias de Portugal SA	1,378,101
42,661	Galp Energia SGPS SA	878,014
14,386	Jeronimo Martins SGPS SA	214,276

		2,694,239

	Singapore - 0.8%
144,466	Ascendas Real Estate Investment Trust REIT	291,840
205,943	CapitaLand Ltd.	488,648
154,130	CapitaLand Mall Trust REIT	244,561
28,105	City Developments Ltd.	206,663
215,839	ComfortDelGro Corp. Ltd.	372,601
100,658	DBS Group Holdings Ltd.	1,977,963
242,878	Genting Singapore Ltd.	228,373
168,207	Keppel Corp. Ltd.	848,881
150,981	Oversea-Chinese Banking Corp. Ltd.	1,283,222
111,188	Sembcorp Industries Ltd.	218,896
41,438	Singapore Airlines Ltd.	300,139
179,031	Singapore Press Holdings Ltd.	382,708
113,400	Singapore Technologies Engineering Ltd.	284,895
615,218	Singapore Telecommunications Ltd.	1,450,709
64,801	United Overseas Bank Ltd.	1,286,214
165,206	Wilmar International Ltd.	379,854

		10,246,167

	South Africa - 0.2%
67,905	Anglo American PLC	1,543,482
54,909	Investec PLC	397,444

		1,940,926

	South Korea - 3.9%
35,113	BNK Financial Group, Inc.	281,557
998	CJ CheilJedang Corp.	301,546
170	CJ CheilJedang Corp. (Preference Shares)	19,756
2,557	CJ Corp.	321,154
4,552	Daelim Industrial Co. Ltd.	319,025
5,192	DB Insurance Co. Ltd.	299,364
2,299	Doosan Corp.	213,736
24,709	Doosan Heavy Industries & Construction Co. Ltd.(a)	332,428
26,800	Doosan Infracore Co. Ltd.(a)	240,772
1,871	E-MART, Inc.	365,453
6,834	GS Holdings Corp.	328,672
28,877	Hana Financial Group, Inc.	1,159,055
6,931	Hankook Tire Co. Ltd.	275,096
7,499	Hanwha Chemical Corp.	141,781
7,318	Hanwha Corp.	210,319
3,395	Hanwha Corp. (Preference Shares)	45,979
47,262	Hanwha Life Insurance Co. Ltd.	218,428
451	Hyosung Advanced Materials Corp.(a)	68,538
321	Hyosung Chemical Corp.(a)	48,352
1,389	Hyosung Corp.	55,255
938	Hyosung Heavy Industries Corp.(a)	44,357
435	Hyosung TNC Co. Ltd.(a)	86,522
13,038	Hyundai Engineering & Construction Co. Ltd.	681,825
2,348	Hyundai Glovis Co. Ltd.	287,557
6,205	Hyundai Heavy Industries Co. Ltd.(a)	590,741
7,462	Hyundai Marine & Fire Insurance Co. Ltd.	244,475
7,578	Hyundai Mobis Co. Ltd.	1,544,526
16,773	Hyundai Motor Co.	1,941,719

2,711	Hyundai Motor Co. (Preference Shares)	$198,239
4,487	Hyundai Motor Co. (2nd Preference Shares)	351,772
14,454	Hyundai Steel Co.	693,854
37,418	Industrial Bank of Korea	523,481
32,206	KB Financial Group, Inc.	1,543,147
34,673	Kia Motors Corp.	982,554
50,915	Korea Electric Power Corp.	1,515,639
7,950	Korea Gas Corp.(a)	414,325
555	Korea Zinc Co. Ltd.	204,655
12,492	Korean Air Lines Co. Ltd.	326,077
7,157	KT&G Corp.	706,967
41,239	Kumho Tire Co., Inc.(a)	230,037
2,727	LG Chem Ltd.	914,160
454	LG Chem Ltd. (Preference Shares)	87,663
5,839	LG Corp.	393,564
39,997	LG Display Co. Ltd.	759,787
14,378	LG Electronics, Inc.	961,404
2,293	LG Electronics, Inc. (Preference Shares)	62,314
27,032	LG Uplus Corp.	372,139
920	Lotte Chemical Corp.	295,660
1,993	Lotte Shopping Co. Ltd.	367,012
3,224	LS Corp.	216,153
346	NAVER Corp.	221,460
9,337	POSCO	2,758,574
11,473	POSCO Daewoo Corp.	196,405
2,705	Samsung C&T Corp.	298,634
3,836	Samsung Electro-Mechanics Co. Ltd.	526,372
300,733	Samsung Electronics Co. Ltd.	12,433,649
53,694	Samsung Electronics Co. Ltd. (Preference Shares)	1,835,959
3,071	Samsung Fire & Marine Insurance Co. Ltd.	749,460
236	Samsung Fire & Marine Insurance Co. Ltd. (Preference Shares)	39,029
51,288	Samsung Heavy Industries Co. Ltd.(a)	296,637
6,032	Samsung Life Insurance Co. Ltd.	519,270
2,518	Samsung SDI Co. Ltd.	515,462
38,257	Shinhan Financial Group Co. Ltd.	1,489,378
2,314	SK Holdings Co. Ltd.	545,067
24,053	SK Hynix, Inc.	1,855,606
8,018	SK Innovation Co. Ltd.	1,422,762
41,375	SK Networks Co. Ltd.	174,022
2,553	SK Telecom Co. Ltd.	571,695
3,574	S-Oil Corp.	375,403
47,409	Woori Bank	716,231

		50,329,666

	Spain - 3.7%
3,939	Acciona SA(c)	338,841
49,091	ACS Actividades de Construccion y Servicios SA	2,155,109
2,229	Aena SME SA(d)	405,290
10,454	Amadeus IT Group SA	892,915
622,870	Banco Bilbao Vizcaya Argentaria SA	4,581,170
583,754	Banco de Sabadell SA	975,696
2,303,614	Banco Santander SA(c)	12,990,213
114,807	Bankia SA	452,826
35,740	Bankinter SA	345,497
306,491	CaixaBank SA	1,419,020
101,664	Distribuidora Internacional de Alimentacion SA	227,555
19,802	Enagas SA	554,211
70,992	Endesa SA	1,643,010
41,563	Ferrovial SA	859,793
44,194	Gas Natural SDG SA	1,198,619
10,718	Grifols SA	311,634

Schedule of Investments

8,172	Grifols SA (Preference Shares), Class B	$172,301
532,676	Iberdrola SA	4,144,664
35,321	Industria de Diseno Textil SA	1,159,232
169,458	Mapfre SA	533,160
30,100	Red Electrica Corp. SA	638,864
211,277	Repsol SA	4,196,301
829,619	Telefonica SA	7,465,624

		47,661,545

	Sweden - 2.2%
15,777	Alfa Laval AB	433,993
34,414	Assa Abloy AB, Class B	682,871
23,297	Atlas Copco AB, Class A	667,632
14,015	Atlas Copco AB, Class B	367,580
14,115	Boliden AB	420,885
16,329	Castellum AB	294,837
18,464	Electrolux AB, Series B	433,728
23,297	Epiroc AB(a)	279,143
14,015	Epiroc AB(a)	148,627
29,038	Essity AB, Class B	726,731
20,606	Getinge AB, Class B	222,323
107,397	Hennes & Mauritz AB, Class B(c)	1,672,091
6,674	Hexagon AB, Class B	407,281
21,353	Husqvarna AB, Class B	169,093
6,605	ICA Gruppen AB	219,276
14,114	Industrivarden AB, Class A	309,377
11,216	Industrivarden AB, Class C	236,662
545	NCC AB, Class A	8,839
12,598	NCC AB, Class B(c)	203,740
336,008	Nordea Bank AB	3,576,315
58,549	Sandvik AB	1,071,821
29,421	Securitas AB, Class B	530,054
130,086	Skandinaviska Enskilda Banken AB, Class A	1,392,866
1,830	Skandinaviska Enskilda Banken AB, Class C	20,202
44,697	Skanska AB, Class B	842,404
33,443	SKF AB, Class B	688,153
20,671	SSAB AB, Class A	101,984
44,089	SSAB AB, Class B	174,970
24,571	Svenska Cellulosa AB SCA, Class B	254,643
123,525	Svenska Handelsbanken AB, Class A	1,527,447
2,924	Svenska Handelsbanken AB, Class B	36,872
94,697	Swedbank AB, Class A	2,243,875
9,381	Swedish Match AB	513,328
34,701	Tele2 AB, Class B	466,219
5,193	Telefonaktiebolaget LM Ericsson, Class A	41,076
413,541	Telefonaktiebolaget LM Ericsson, Class B	3,241,853
351,457	Telia Co. AB	1,691,976
13,114	Trelleborg AB, Class B	273,129
106,849	Volvo AB, Class B	1,874,544

		28,468,440

	Switzerland - 6.1%
132,984	ABB Ltd.	3,050,572
15,922	Adecco Group AG	980,731
13,607	Aryzta AG(c)	192,491
4,653	Baloise Holding AG	727,090
3	Chocoladefabriken Lindt & Spruengli AG	240,606
28	Chocoladefabriken Lindt & Spruengli AG-PC	193,172
22,161	Cie Financiere Richemont SA	1,947,482
12,012	Clariant AG	287,439
9,564	Coca-Cola HBC AG	342,996
202,426	Credit Suisse Group AG	3,265,397
1,797	Dufry AG	237,966
18,709	Ferguson PLC	1,474,947

1,040	Geberit AG	$464,008
180	Georg Fischer AG	232,364
353	Givaudan SA	828,302
1,373,258	Glencore PLC	6,025,590
698	Helvetia Holding AG	413,160
8,149	Julius Baer Group Ltd.	448,113
2,967	Kuehne + Nagel International AG	474,570
40,196	LafargeHolcim Ltd.	2,056,086
1,588	Lonza Group AG	489,713
166,322	Nestle SA	13,557,763
120,506	Novartis AG	10,132,242
2,452	PSP Swiss Property AG	231,082
37,011	Roche Holding AG	9,086,387
1,399	Roche Holding AG-BR	347,065
633	Schindler Holding AG	143,352
1,351	Schindler Holding AG-PC	314,960
220	SGS SA	574,667
3,288	Sika AG	467,959
1,619	Sonova Holding AG	298,943
22,682	STMicroelectronics NV	493,760
2,593	Swatch Group AG (The)	213,857
1,692	Swatch Group AG (The)-BR	760,374
3,682	Swiss Life Holding AG	1,322,917
5,157	Swiss Prime Site AG	473,246
44,222	Swiss RE AG	4,055,023
1,761	Swisscom AG	827,670
239,834	UBS Group AG	3,952,416
1,904	Vifor Pharma AG	360,991
18,868	Zurich Insurance Group AG	5,807,151

		77,794,620

	United Kingdom - 14.7%
53,155	3i Group PLC	660,725
14,084	Admiral Group PLC	365,984
31,575	Aggreko PLC	307,822
17,869	Ashtead Group PLC	548,723
18,899	Associated British Foods PLC	608,614
83,319	AstraZeneca PLC	6,410,079
506,041	Aviva PLC	3,318,998
29,538	Babcock International Group PLC	276,882
263,115	BAE Systems PLC	2,254,463
102,655	Balfour Beatty PLC	395,355
2,351,585	Barclays PLC	5,983,071
79,009	Barratt Developments PLC	553,438
52,416	BBA Aviation PLC	240,648
35,544	Beazley PLC	261,565
7,409	Bellway PLC	283,496
10,209	Berkeley Group Holdings PLC (The)	499,911
2,615,001	BP PLC	19,665,505
95,858	British American Tobacco PLC	5,282,413
79,033	British Land Co. PLC (The) REIT	684,440
1,067,492	BT Group PLC	3,269,662
20,263	Bunzl PLC	602,037
23,177	Burberry Group PLC	640,579
238,132	Capita PLC	506,039
100,711	Carillion PLC(a)(b)	0
1,212,414	Centrica PLC	2,365,697
11,073	Close Brothers Group PLC	230,657
83,305	CNH Industrial NV, Class A	978,122
155,727	Cobham PLC(a)	255,446
82,499	Compass Group PLC	1,774,236
5,172	Croda International PLC	348,717
69,341	CYBG PLC	314,351
7,113	DCC PLC	657,799
5,998	Derwent London PLC REIT	245,714
97,915	Diageo PLC	3,598,891

Schedule of Investments

184,510	Direct Line Insurance Group PLC	$832,345
175,948	Dixons Carphone PLC	408,285
69,241	DS Smith PLC	457,768
17,573	easyJet PLC	373,202
36,471	Experian PLC	896,538
183,578	Fiat Chrysler Automobiles NV(a)	3,135,585
165,597	G4S PLC	599,533
440,911	GlaxoSmithKline PLC	9,147,425
46,996	Greene King PLC	317,359
69,697	Hammerson PLC REIT	477,056
89,404	Hays PLC	233,027
20,073	Hiscox Ltd.	420,766
1,923,225	HSBC Holdings PLC	18,428,993
21,190	IG Group Holdings PLC	255,862
17,371	IMI PLC	283,007
86,569	Imperial Brands PLC	3,318,134
51,794	Inchcape PLC	479,322
64,974	Informa PLC	672,803
57,910	Inmarsat PLC	432,688
10,055	InterContinental Hotels Group PLC	620,837
20,627	Intermediate Capital Group PLC	287,350
86,934	International Consolidated Airlines Group SA	809,654
4,213	Intertek Group PLC	324,953
121,317	Intu Properties PLC REIT	277,854
327,257	ITV PLC	707,667
395,561	J Sainsbury PLC	1,696,729
42,038	John Wood Group PLC	358,322
20,486	Johnson Matthey PLC	1,010,407
260,812	Kingfisher PLC	1,015,071
72,671	Land Securities Group PLC REIT	898,736
769,505	Legal & General Group PLC	2,651,690
6,185,536	Lloyds Banking Group PLC	5,061,439
7,446	London Stock Exchange Group PLC	429,468
105,589	Man Group PLC	240,309
295,350	Marks & Spencer Group PLC	1,193,271
64,137	Meggitt PLC	479,719
8,110	Micro Focus International PLC	132,979
22,089	Mondi PLC	607,611
463,568	National Grid PLC	4,945,560
27,638	Nex Group PLC	366,167
10,994	Next PLC	856,053
95,030	Pearson PLC	1,152,566
42,223	Pennon Group PLC	416,171
15,546	Persimmon PLC	506,141
61,588	Petrofac Ltd.	495,554
38,082	Phoenix Group Holdings	344,184
50,695	Provident Financial PLC(a)	445,545
187,665	Prudential PLC	4,443,363
169,750	Quilter PLC(a)(d)	344,470
27,650	Reckitt Benckiser Group PLC	2,465,265
30,719	RELX NV	668,356
34,705	RELX PLC	756,842
64,320	Rentokil Initial PLC	286,273
118,596	Rolls-Royce Holdings PLC	1,541,683
295,549	Royal Bank of Scotland Group PLC(a)	990,152
120,591	Royal Mail PLC	741,731
20,792	RPC Group PLC	222,228
84,086	RSA Insurance Group PLC	710,552
43,979	Sage Group PLC (The)	358,829
5,300	Schroders PLC	216,424
45,456	Segro PLC REIT	396,519
23,623	Severn Trent PLC	599,453
63,730	Sky PLC	1,273,614
38,108	Smith & Nephew PLC	660,094

26,469	Smiths Group PLC	$560,393
170,605	SSE PLC	2,797,390
32,474	St. James’s Place PLC	513,516
350,058	Standard Chartered PLC	3,159,219
277,595	Standard Life Aberdeen PLC	1,137,195
30,040	Subsea 7 SA	436,001
52,189	Tate & Lyle PLC	427,184
217,304	Taylor Wimpey PLC	498,693
38,343	TechnipFMC PLC	1,241,366
1,272,429	Tesco PLC	4,344,692
181,088	Thomas Cook Group PLC	227,803
27,463	Travis Perkins PLC	430,854
72,113	Unilever NV CVA	4,154,667
54,516	Unilever PLC	3,114,321
79,523	United Utilities Group PLC	750,229
3,654,411	Vodafone Group PLC	8,916,237
12,522	Weir Group PLC (The)	320,056
10,264	Whitbread PLC	527,108
74,547	William Hill PLC	290,917
388,910	WM Morrison Supermarkets PLC	1,333,030
100,257	WPP PLC	1,567,625

		187,316,128

	United States - 0.4%
50,458	Bausch Health Cos, Inc.(a)	1,095,582
8,524	Carnival PLC	494,775
7,164	Qiagen NV	259,766
39,018	Shire PLC	2,226,924
6,020	Waste Connections, Inc.	466,619

		4,543,666

	Zambia - 0.0%
41,519	First Quantum Minerals Ltd.	647,020

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $1,151,266,427) - 99.7%	1,273,955,246

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.5%
19,035,591	Invesco Government & Agency Portfolio - Institutional Class, 1.82%(e)(f) (Cost $19,035,591)	19,035,591

	Total Investments in Securities (Cost $1,170,302,018) - 101.2%	1,292,990,837
	Other assets less liabilities - (1.2)%	(15,784,893)

	Net Assets - 100.0%	$1,277,205,944

Schedule of Investments

Investment Abbreviations:

BR - Bearer Shares

CVA - Dutch Certificates

FDR - Fiduciary Depositary Receipt

PC - Participation Certificate

REIT - Real Estate Investment Trust

RSP - Registered Savings Plan Shares

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security valued using significant unobservable inputs (Level 3). See Additional Valuation Information.
(c)	All or a portion of this security was out on loan at July 31, 2018.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2018 was $6,144,059, which represented less than 1% of the Fund’s Net Assets.

(e)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.9%
	Australia - 5.7%
38,709	Abacus Property Group REIT	$107,623
42,090	Adelaide Brighton Ltd.	215,273
49,596	ALS Ltd.	274,679
73,658	Alumina Ltd.	154,963
13,005	Ansell Ltd.	278,533
84,667	Ardent Leisure Group	119,903
15,518	Aristocrat Leisure Ltd.	371,462
38,332	Ausdrill Ltd.	52,005
238,936	AusNet Services	289,529
82,750	Australian Agricultural Co. Ltd.(a)(b)	77,818
119,732	Australian Pharmaceutical Industries Ltd.	150,425
59,354	Automotive Holdings Group Ltd.	120,458
15,687	Bapcor Ltd.	81,399
90,628	Beach Energy Ltd.	128,682
13,481	Bega Cheese Ltd.	73,259
7,808	Breville Group Ltd.	62,340
6,579	Brickworks Ltd.	76,199
45,684	BWP Trust REIT	112,413
10,764	carsales.com Ltd.	111,547
25,698	Charter Hall Group REIT	127,805
45,485	Charter Hall Retail REIT	139,650
115,576	Cleanaway Waste Management Ltd.	159,810
1,784	Cochlear Ltd.	269,701
192,344	Cromwell Property Group REIT	158,717
64,736	CSR Ltd.	204,049
1,964	Domino’s Pizza Enterprises Ltd.	72,929
34,134	DuluxGroup Ltd.	194,120
22,837	Eclipx Group Ltd.	52,119
15,212	Elders Ltd.	84,928
39,677	Evolution Mining Ltd.	82,294
281,270	Fairfax Media Ltd.	169,368
63,454	FlexiGroup Ltd.	108,023
5,653	Flight Centre Travel Group Ltd.	285,808
49,329	G8 Education Ltd.	91,311
84,638	Genworth Mortgage Insurance Australia Ltd.	169,255
58,895	GrainCorp Ltd., Class A	324,429
10,492	GUD Holdings Ltd.	110,757
33,800	GWA Group Ltd.	82,165
66,933	Harvey Norman Holdings Ltd.(a)	176,641
200,101	Healthscope Ltd.	324,286
30,180	Iluka Resources Ltd.	256,890
19,650	Independence Group NL	65,735
24,766	Inghams Group Ltd.(a)	67,569
56,579	Investa Office Fund REIT	217,034
8,726	InvoCare Ltd.	91,984
32,795	IOOF Holdings Ltd.	223,075
10,428	IRESS Ltd.	89,615
12,840	JB Hi-Fi Ltd.(a)	227,654
14,114	Link Administration Holdings Ltd.	80,581
3,861	Magellan Financial Group Ltd.	70,838
5,747	McMillan Shakespeare Ltd.	69,425

12,243	Mineral Resources Ltd.	$150,629
15,782	Monadelphous Group Ltd.	172,935
290,270	Myer Holdings Ltd.(a)	100,341
26,082	Myob Group Ltd.	60,689
32,948	Navitas Ltd.	105,322
29,590	nib Holdings Ltd.	124,064
86,928	Nine Entertainment Co. Holdings Ltd.(a)	144,754
20,051	Northern Star Resources Ltd.	107,323
53,844	NRW Holdings Ltd.(b)	67,847
23,212	Nufarm Ltd.	123,379
64,870	OceanaGold Corp.	199,293
104,180	Orora Ltd.	281,134
37,589	OZ Minerals Ltd.	265,185
22,809	Pact Group Holdings Ltd.	91,733
13,518	Pendal Group Ltd.	93,358
3,674	Perpetual Ltd.	119,137
220,079	Perseus Mining Ltd.(b)	65,443
10,579	Platinum Asset Management Ltd.	43,254
9,180	Premier Investments Ltd.	118,540
98,700	Primary Health Care Ltd.	257,541
86,462	Qube Holdings Ltd.	166,474
24,049	RCR Tomlinson Ltd.	50,058
1,070	REA Group Ltd.	69,044
28,738	Regis Resources Ltd.	95,283
75,754	Resolute Mining Ltd.	71,802
38,476	Retail Food Group Ltd.	11,727
13,825	Sandfire Resources NL	75,848
16,177	SEEK Ltd.	256,995
10,045	Seven Group Holdings Ltd.	143,226
168,371	Seven West Media Ltd.	103,889
75,091	Shopping Centres Australasia Property Group REIT	133,974
195,592	Sigma Healthcare Ltd.	71,248
145,832	Southern Cross Media Group Ltd.	136,599
26,750	Super Retail Group Ltd.	183,746
58,636	Sydney Airport	308,181
23,666	Tassal Group Ltd.	73,540
24,325	TPG Telecom Ltd.	104,159
112,977	Virgin Australia Holdings Ltd.(b)(c)	0
76,210	Vocus Group Ltd.(b)	136,537
8,800	Washington H Soul Pattinson & Co. Ltd.	142,745
59,627	Whitehaven Coal Ltd.	240,694

		12,974,745

	Austria - 0.9%
2,340	Agrana Beteiligungs AG	62,425
801	ams AG	57,818
5,721	CA Immobilien Anlagen AG	200,280
4,323	EVN AG	86,090
13,000	IMMOFINANZ AG(b)	342,240
1,489	Lenzing AG	189,029
2,819	Oesterreichische Post AG	133,716
721	Schoeller-Bleckmann Oilfield Equipment AG	82,420
10,972	Telekom Austria AG, Class A	95,513
15,920	UNIQA Insurance Group AG	159,542
3,803	Verbund AG	150,044
5,850	Vienna Insurance Group AG Wiener Versicherung Gruppe	166,602
13,216	Wienerberger AG	324,422
7,013	Zumtobel Group AG(b)	50,587

		2,100,728

	Belgium - 1.3%
1,896	Ackermans & van Haaren NV	346,073
794	Aedifica SA REIT	75,808
20,811	AGFA-Gevaert NV(b)	99,494
906	Barco NV	128,480

Schedule of Investments

2,329	Befimmo SA REIT	$140,067
5,525	Bekaert SA NV	155,536
753	Cie d’Entreprises CFE	94,096
2,364	Cofinimmo SA REIT	309,792
3,153	D’Ieteren SA/NV	137,385
11,212	Econocom Group SA/NV(a)	39,644
1,756	Elia System Operator SA/NV	109,511
25,225	Euronav NV	213,833
1,370	Gimv NV	81,431
607	Melexis NV	56,498
17,043	Nyrstar NV(a)(b)	81,759
5,892	Ontex Group NV(a)	178,139
4,816	Orange Belgium SA	77,312
1,233	Sofina SA	223,614
4,312	Telenet Group Holding NV(b)	207,764
2,473	Tessenderlo Group SA(b)	99,537
889	Warehouses De Pauw CVA REIT	119,412

		2,975,185

	Cambodia - 0.0%
92,810	NagaCorp Ltd.	104,316

	Canada - 8.3%
35,452	Advantage Oil & Gas Ltd.(b)	122,530
12,380	Aecon Group, Inc.	156,604
14,011	Air Canada(b)	253,210
25,152	Alamos Gold, Inc., Class A	136,385
25,495	Algonquin Power & Utilities Corp.	250,250
9,004	Allied Properties Real Estate Investment Trust REIT	293,564
25,186	Artis Real Estate Investment Trust REIT	243,542
6,370	ATS Automation Tooling Systems, Inc.(b)	95,697
47,533	B2Gold Corp.(b)	118,285
53,811	Birchcliff Energy Ltd.	212,847
7,074	Boardwalk Real Estate Investment Trust REIT(a)	248,622
18,833	CAE, Inc.	391,993
8,790	Canadian Western Bank(a)	246,350
8,068	Canfor Corp.(b)	176,728
14,047	Cascades, Inc.	134,536
5,482	CCL Industries, Inc., Class B	277,889
35,254	Centerra Gold, Inc.(b)	160,024
25,981	Ces Energy Solutions Corp.	89,197
16,093	Chartwell Retirement Residences	189,358
8,897	Cineplex, Inc.(a)	199,670
1,399	Cogeco Communications, Inc.	75,860
1,614	Colliers International Group, Inc.	131,847
415	Constellation Software, Inc.	300,582
27,015	Corus Entertainment, Inc., Class B	84,240
14,714	Cott Corp.	234,723
18,270	Detour Gold Corp.(b)	179,894
5,240	Dollarama, Inc.	189,155
2,748	Dorel Industries, Inc., Class B	50,338
14,948	Dream Global Real Estate Investment Trust, Class Trust Unit REIT	159,928
18,856	Dream Office Real Estate Investment Trust REIT	347,286
52,975	ECN Capital Corp.	146,882
258,963	Eldorado Gold Corp.(a)(b)	282,433
52,344	Element Fleet Management Corp.	251,669
5,672	Emera, Inc.	183,621
7,924	Enbridge Income Fund Holdings, Inc.	198,283
9,861	Enercare, Inc.	143,219
13,447	Enerflex Ltd.	152,131
31,763	Ensign Energy Services, Inc.	138,079
43,108	Entertainment One Ltd.	202,664
18,797	Extendicare, Inc.	107,267

19,125	First Capital Realty, Inc.	$297,892
12,923	First Majestic Silver Corp.(a)(b)	85,657
1,347	FirstService Corp.	111,660
5,822	Genworth MI Canada, Inc.	204,754
4,683	Granite Real Estate Investment Trust REIT	194,082
3,015	Great Canadian Gaming Corp.(b)	108,767
16,437	Home Capital Group, Inc.(a)(b)	193,154
19,709	HudBay Minerals, Inc.	102,481
36,581	Hudson’s Bay Co.(a)	294,727
39,009	IAMGOLD Corp.(b)	214,220
9,746	Innergex Renewable Energy, Inc.	100,828
25,280	Ivanhoe Mines Ltd., Class A(b)	50,288
36,609	Just Energy Group, Inc.	138,338
7,002	Kirkland Lake Gold Ltd.	152,893
5,637	Laurentian Bank of Canada	201,841
5,661	Linamar Corp.	258,484
6,489	Maple Leaf Foods, Inc.	155,248
18,347	Martinrea International, Inc.	198,266
78,258	MEG Energy Corp.(b)	509,699
12,239	Mullen Group Ltd.	150,778
68,823	Nevsun Resources Ltd.	255,311
95,217	New Gold, Inc.(b)	118,473
3,255	NFI Group, Inc.	124,925
4,245	Norbord, Inc.	152,585
7,234	North West Co., Inc. (The)	165,126
11,483	Northland Power, Inc.	209,728
7,375	Northview Apartment Real Estate Investment Trust REIT	149,596
11,582	NuVista Energy Ltd.(b)	74,812
178,365	Obsidian Energy Ltd.(a)(b)	190,420
6,050	Osisko Gold Royalties Ltd.	57,387
10,522	Pan American Silver Corp.	172,942
7,534	Pason Systems, Inc.	115,498
40,406	Peyto Exploration & Development Corp.(a)	332,682
7,826	PrairieSky Royalty Ltd.	148,345
88,139	Precision Drilling Corp.(b)	318,844
1,290	Premium Brands Holdings Corp.	101,050
16,735	Quebecor, Inc., Class B	348,453
16,377	Raging River Exploration, Inc.(b)	69,181
4,898	Restaurant Brands International, Inc.	312,200
5,609	Ritchie Bros Auctioneers, Inc.	186,407
11,069	Russel Metals, Inc.	235,663
21,157	Secure Energy Services, Inc.	128,047
31,480	SEMAFO, Inc.(b)	92,361
22,438	Seven Generations Energy Ltd., Class A(b)	256,090
8,744	ShawCor Ltd.	177,969
10,469	SSR Mining, Inc.(b)	108,710
9,108	Stantec, Inc.	237,633
6,888	Stars Group, Inc. (The)(b)	235,737
2,343	Stella-Jones, Inc.	78,190
18,421	Superior Plus Corp.	181,239
13,518	TFI International, Inc.	448,524
4,910	TMX Group Ltd.	315,492
17,223	TORC Oil & Gas Ltd.	100,666
4,595	Toromont Industries Ltd.	235,714
50,597	TransAlta Corp.	287,960
7,942	TransAlta Renewables, Inc.	73,259
11,309	Transcontinental, Inc., Class A	268,654
6,000	Westshore Terminals Investment Corp.	111,889
47,897	Whitecap Resources, Inc.	316,002
2,554	Winpak Ltd.	92,509

		18,867,712

	China - 0.8%
16,318	AAC Technologies Holdings, Inc.	207,948
61,676	CapitaLand Retail China Trust REIT	70,225

Schedule of Investments

51,643	China Gold International Resources Corp. Ltd.(b)	$90,038
104,086	China Harmony New Energy Auto Holding Ltd.	43,639
321,282	China Travel International Investment Hong Kong Ltd.	128,969
268,442	FIH Mobile Ltd.(b)	40,709
34,335	Minth Group Ltd.	129,514
141,338	MMG Ltd.(b)	86,274
50,098	Nexteer Automotive Group Ltd.	71,248
531,187	Shougang Fushan Resources Group Ltd.	127,937
822,143	Shui On Land Ltd.	191,728
74,217	SITC International Holdings Co. Ltd.	72,069
169,779	Tingyi Cayman Islands Holding Corp.	392,473
101,077	Towngas China Co. Ltd.	100,470
106,021	Uni-President China Holdings Ltd.	122,543
159,884	Xinyi Solar Holdings Ltd.	47,677

		1,923,461

	Colombia - 0.1%
42,789	Gran Tierra Energy, Inc.(b)	142,959
9,666	Parex Resources, Inc.(b)	170,454

		313,413

	Denmark - 1.3%
7,850	Alm. Brand A/S	81,616
2,176	Chr. Hansen Holding A/S	225,486
4,161	D/S Norden A/S(b)	76,786
2,225	DFDS A/S(b)	146,627
431	Genmab A/S(b)	73,918
5,490	GN Store Nord A/S	262,116
1,594	H. Lundbeck A/S	115,483
7,899	Matas A/S	63,517
2,396	Nilfisk Holding A/S(b)	124,179
2,491	NKT A/S(a)(b)	67,094
368	Rockwool International A/S, Class B	147,495
2,704	Royal Unibrew A/S	225,289
8,178	Scandinavian Tobacco Group A/S(d)	133,191
1,104	Schouw & Co. AB	102,645
1,267	SimCorp A/S	108,249
7,487	Spar Nord Bank A/S	80,782
7,189	Sydbank A/S	266,910
3,015	Topdanmark A/S	129,365
11,038	Tryg A/S	270,262
3,726	William Demant Holding A/S(b)	178,246

		2,879,256

	Faroe Islands - 0.1%
2,491	Bakkafrost P/F	153,331

	Finland - 1.4%
10,490	Amer Sports Oyj	336,917
4,371	Cargotec Oyj, Class B	217,255
14,328	Caverion Oyj(b)	120,118
37,140	Citycon Oyj	78,220
6,299	Cramo Oyj	134,579
3,820	DNA Oyj	75,760
6,813	Finnair Oyj	63,493
7,632	Huhtamaki Oyj	274,592
13,423	Kemira Oyj	176,374
4,844	Konecranes Oyj, Class B	187,545
15,811	Metsa Board Oyj, Class B	164,092
10,174	Orion Oyj, Class B	350,695
14,003	Outotec Oyj(b)	115,279
9,886	Ramirent Oyj	99,072
12,525	Sanoma Oyj	124,200
8,297	Tieto Oyj	258,619
6,087	Uponor Oyj	92,730
11,817	Valmet Oyj	245,420

23,933	YIT Oyj	$162,696

		3,277,656

	France - 3.1%
1,562	Aeroports de Paris	349,806
2,583	Albioma SA	57,483
14,630	ALD SA(a)(d)	261,561
1,854	Alten SA	184,280
12,246	Altran Technologies SA	116,848
3,802	Amundi SA(d)	262,641
1,431	bioMerieux	119,213
1,654	Bonduelle SCA	60,187
4,650	CIE Plastic Omnium SA	195,159
10,141	Coface SA(b)	90,890
115	Dassault Aviation SA	212,598
9,222	Derichebourg SA	55,893
9,184	Elis SA	211,261
654	Eramet	64,967
12,820	Europcar Groupe SA(d)	129,075
2,265	Fnac Darty SA(b)	205,918
1,004	Gaztransport Et Technigaz SA	65,844
1,369	Iliad SA	217,044
3,173	Ingenico Group SA	263,444
954	Ipsen SA	158,672
3,801	IPSOS	127,283
5,021	JCDecaux SA	164,143
6,643	Korian SA	232,868
1,522	LISI	52,801
2,577	Maisons DU Monde SA(d)	78,878
6,590	Mercialys SA REIT	118,127
6,823	Metropole Television SA	147,131
5,203	Nexans SA	174,354
2,378	Orpea	327,347
7,181	Rallye SA(a)	84,694
1,168	Remy Cointreau SA(a)	159,621
1,560	SEB SA	296,790
3,331	Societe BIC SA	318,616
977	Sopra Steria Group	173,071
12,955	SPIE SA	246,014
4,165	Tarkett SA	111,988
89,494	Technicolor SA(b)	125,550
17,806	Television Francaise 1	193,443
3,134	Ubisoft Entertainment SA(b)	346,306
2,199	Vicat SA	142,412
651	Vilmorin & Cie SA	44,560
1,383	Worldline SA(b)(d)	82,527

		7,031,308

	Georgia - 0.1%
4,160	Bank of Georgia Group PLC	99,599
4,160	Georgia Capital PLC(b)	53,936

		153,535

	Germany - 3.6%
1,850	ADO Properties SA(d)	105,632
10,015	alstria office REIT-AG REIT	155,616
3,426	Axel Springer SE	256,149
2,111	BayWa AG	71,753
1,831	Bechtle AG	164,426
1,550	CANCOM SE	83,932
1,940	CTS Eventim AG & Co. KGaA	91,522
5,628	Deutsche EuroShop AG	198,605
14,861	Deutz AG	135,193
6,198	DIC Asset AG	70,779
1,254	DMG Mori AG	66,540
628	Draegerwerk AG & Co. KGaA	38,283
1,280	Draegerwerk AG & Co. KGaA (Preference Shares)	98,322
3,942	Duerr AG	173,055

Schedule of Investments

5,221	ElringKlinger AG	$66,281
1,337	Fielmann AG	93,940
2,834	Fraport AG Frankfurt Airport Services Worldwide	283,114
1,962	FUCHS PETROLUB SE	103,304
4,080	FUCHS PETROLUB SE (Preference Shares)	230,479
2,721	Gerresheimer AG	231,774
7,001	Grand City Properties SA	182,016
656	GRENKE AG	72,572
2,580	Hamburger Hafen und Logistik AG, Class A	59,560
5,554	Hapag-Lloyd AG(d)	225,367
59,729	Heidelberger Druckmaschinen AG(b)	171,640
3,884	Hella GmbH & Co. KGaA	228,814
1,075	Hornbach Holding AG & Co. KGAA	74,839
1,643	Indus Holding AG	103,233
2,677	Jenoptik AG	107,623
3,633	Jungheinrich AG (Preference Shares)	133,815
23,274	Kloeckner & Co. SE	256,523
866	Koenig & Bauer AG	67,382
1,236	Krones AG	153,006
13,991	Nordex SE(b)	157,121
2,023	Norma Group SE	128,292
400	Pfeiffer Vacuum Technology AG	65,710
90	Rational AG	61,708
3,031	RHOEN-KLINIKUM AG	89,086
4,443	Rocket Internet SE(b)(d)	154,500
720	Sartorius AG (Preference Shares)	117,099
12,040	Schaeffler AG (Preference Shares)	165,104
4,260	Scout24 AG(d)	221,806
810	Siltronic AG	141,356
1,091	Sixt SE	141,439
1,463	Sixt SE (Preference Shares)	122,050
3,219	Software AG	152,087
960	Stabilus SA	81,773
1,135	STADA Arzneimittel AG	108,365
836	Stroeer Se & Co. KGAA	51,354
13,677	TAG Immobilien AG	309,654
3,069	Takkt AG	57,885
4,245	TLG Immobilien AG	111,059
4,918	United Internet AG	264,698
1,332	Vossloh AG	69,042
1,481	VTG AG	96,519
1,368	Wacker Chemie AG	199,358
2,207	Wacker Neuson SE	57,017
1,558	Wirecard AG	291,214
2,851	Wuestenrot & Wuerttembergische AG	62,246
2,034	Zalando SE(b)(d)	116,757

		8,149,388

	Ghana - 0.2%
122,888	Tullow Oil PLC(b)	365,114

	Hong Kong - 2.9%
15,531	ASM Pacific Technology Ltd.	186,934
56,155	Bank of East Asia Ltd. (The)	223,270
160,687	Brightoil Petroleum Holdings Ltd.(b)(c)	24,573
136,081	Cathay Pacific Airways Ltd.	210,178
199,025	Champion REIT	135,437
70,892	Chinese Estates Holdings Ltd.	94,135
151,177	Chow Tai Fook Jewellery Group Ltd.	149,305
31,221	CK Infrastructure Holdings Ltd.	231,756
40,070	Dah Sing Banking Group Ltd.	85,071
16,965	Dah Sing Financial Holdings Ltd.	107,448
28,265	Dairy Farm International Holdings Ltd.	230,925
265,921	Esprit Holdings Ltd.(b)	71,842

151,848	First Pacific Co. Ltd.	$70,437
127,983	Fortune Real Estate Investment Trust REIT	159,833
2,828,675	Global Brands Group Holding Ltd.(b)	160,410
220,198	Haitong International Securities Group Ltd.	99,336
39,970	Hang Lung Group Ltd.	118,171
59,473	Hkbn Ltd.	92,160
48,536	Hongkong & Shanghai Hotels Ltd. (The)	68,037
80,759	Hopewell Holdings Ltd.	286,104
106,949	Huabao International Holdings Ltd.	65,283
767,133	Hutchison Port Holdings Trust	195,619
218,888	Hutchison Telecommunications Hong Kong Holdings Ltd.	78,382
49,092	Hysan Development Co. Ltd.	268,696
37,224	Johnson Electric Holdings Ltd.	110,289
234,022	K Wah International Holdings Ltd.	135,394
51,989	Luk Fook Holdings International Ltd.	184,843
107,597	Man Wah Holdings Ltd.	79,253
197,796	Mapletree Greater China Commercial Trust REIT(d)	167,094
52,340	Melco International Development Ltd.	148,406
529,318	Noble Group Ltd.(b)	51,326
93,097	NWS Holdings Ltd.	168,229
22,874	Orient Overseas International Ltd.	240,629
516,063	Pacific Basin Shipping Ltd.(b)	134,817
75,484	Pacific Textiles Holdings Ltd.	63,295
430,144	PCCW Ltd.	251,054
49,487	Road King Infrastructure Ltd.	93,965
167,540	Sa Sa International Holdings Ltd.	89,245
90,323	Shangri-La Asia Ltd.	147,792
221,640	Shun Tak Holdings Ltd.	89,818
231,210	Sun Art Retail Group Ltd.	294,642
27,529	Television Broadcasts Ltd.	85,424
428,739	Truly International Holdings Ltd.(b)	65,564
34,666	Vitasoy International Holdings Ltd.	123,473
13,169	VTech Holdings Ltd.	147,345
153,315	Xinyi Glass Holdings Ltd.	180,528
137,398	Yuexiu Real Estate Investment Trust REIT	93,325

		6,559,092

	India - 0.2%
1,293	Rhi Magnesita NV	82,634
29,782	Vedanta Resources PLC	320,346

		402,980

	Indonesia - 0.1%
638,188	Golden Agri-Resources Ltd.	131,266

	Ireland - 0.5%
24,077	C&C Group PLC	96,909
9,864	Dalata Hotel Group PLC(b)	78,481
11,862	Glanbia PLC	195,279
47,544	Green REIT PLC REIT	83,777
68,873	Greencore Group PLC	160,180
44,258	Hibernia REIT PLC REIT	75,398
5,899	Kingspan Group PLC	274,153
16,064	UDG Healthcare PLC	177,005

		1,141,182

	Israel - 1.3%
5,387	Airport City Ltd.(b)	61,153
9,197	Alony Hetz Properties & Investments Ltd.	90,330
2,591	Azrieli Group Ltd.	123,959
9,242	Cellcom Israel Ltd.(b)	52,696
1,241	Delek Group Ltd.	176,663
1,364	Elbit Systems Ltd.	163,420
7,354	First International Bank of Israel Ltd.	158,134
847	Frutarom Industries Ltd.	85,496
15,049	Gazit-Globe Ltd.	138,545

Schedule of Investments

16,761	Harel Insurance Investments & Financial Services Ltd.	$128,748
830	Israel Corp. Ltd. (The)	186,521
120,681	Israel Discount Bank Ltd., Class A(b)	381,184
16,439	Mizrahi Tefahot Bank Ltd.	319,290
2,312	Nice Ltd.(b)	252,007
243,047	Oil Refineries Ltd.	111,845
15,730	Partner Communications Co. Ltd.(b)	60,350
805	Paz Oil Co. Ltd.	114,837
12,413	Phoenix Holdings Ltd. (The)(b)	66,315
9,488	Shufersal Ltd.	57,277
812	SodaStream International Ltd.(b)	69,824
4,838	Tower Semiconductor Ltd.(b)	98,657

		2,897,251

	Italy - 2.7%
6,545	ACEA SpA	103,612
4,474	Amplifon SpA	100,299
18,948	Anima Holding SpA(d)	101,894
6,066	ASTM SpA	165,372
13,003	Autogrill SpA	142,252
11,269	Azimut Holding SpA	189,407
9,052	Banca Farmafactoring SpA(d)	56,611
4,745	Banca Generali SpA	128,138
1,834	Banca Ifis SpA	57,509
26,803	Banca Mediolanum SpA	192,713
36,938	Banca Popolare di Sondrio SCPA	160,257
145,317	Beni Stabili SpA SIIQ REIT	128,371
9,172	Brembo SpA	125,776
6,164	Buzzi Unicem SpA	135,950
3,510	Buzzi Unicem SpA-RSP	43,697
11,464	Cerved Information Solutions SpA	131,854
10,075	Credito Emiliano SpA	74,855
1,457	Danieli & C. Officine Meccaniche SpA	35,800
4,263	Danieli & C. Officine Meccaniche SpA RSP	74,819
23,178	Davide Campari-Milano SpA	195,531
4,711	De’Longhi SpA	138,685
816	DiaSorin SpA	87,647
22,812	Enav SpA(d)	117,601
8,558	ERG SpA	192,656
2,483	Ferrari NV	330,616
49,148	Fincantieri SpA	74,240
16,656	Finecobank Banca Fineco SpA	195,858
837	Industria Macchine Automatiche SpA	70,512
14,663	Infrastrutture Wireless Italiane SpA(d)	120,095
3,232	Interpump Group SpA	101,876
74,374	Iren SpA	210,766
60,138	Italgas SpA	346,264
3,318	MARR SpA	89,679
52,339	Mediaset SpA(b)	177,778
3,714	Moncler SpA	163,915
23,191	OVS SpA(b)(d)	75,760
25,178	Piaggio & C. SpA	66,579
54,149	PRADA SpA	257,732
4,318	Recordati SpA	161,572
59,306	Salini Impregilo SpA	156,824
2,802	Salvatore Ferragamo SpA	64,865
161,093	Saras SpA	386,398
9,185	Societa Iniziative Autostradali e Servizi SpA	163,138
1,604	Tod’s SpA	102,377

		6,198,150

	Japan - 33.9%
10,416	77 Bank Ltd. (The)	250,304
1,871	ABC-Mart, Inc.	101,122
23,718	Acom Co. Ltd.	94,287

4,655	Adastria Co. Ltd.	$58,718
12,498	ADEKA Corp.	210,682
7,254	Advantest Corp.	171,338
2,159	Aeon Delight Co. Ltd.	78,788
13,719	AEON Financial Service Co. Ltd.	282,248
12,658	Aeon Mall Co. Ltd.	220,955
4,111	Aica Kogyo Co. Ltd.	151,307
2,095	Aichi Bank Ltd. (The)	98,069
2,094	Aichi Steel Corp.	80,157
6,176	Aida Engineering Ltd.	58,759
25,695	Aiful Corp.(b)	81,947
2,090	Ain Holdings, Inc.	154,967
7,814	Aisan Industry Co. Ltd.	70,992
29,288	Akebono Brake Industry Co. Ltd.(a)(b)	72,213
3,618	Alconix Corp.	55,560
3,335	Alpen Co. Ltd.	71,890
6,289	Alpine Electronics, Inc.	139,837
5,423	Amano Corp.	111,134
11,859	Anritsu Corp.	169,399
5,416	AOKI Holdings, Inc.	77,365
2,760	Aomori Bank Ltd. (The)	84,324
7,207	Aoyama Trading Co. Ltd.	237,894
2,567	Arata Corp.	138,050
4,090	Arcland Sakamoto Co. Ltd.	57,145
5,049	Arcs Co. Ltd.	126,067
6,408	Asahi Diamond Industrial Co. Ltd.	46,426
4,400	Asahi Holdings, Inc.	87,969
20,153	Asics Corp.	326,402
1,785	ASKUL Corp.(a)	53,100
9,477	Autobacs Seven Co. Ltd.	162,381
7,117	Avex, Inc.	97,403
18,134	Awa Bank Ltd. (The)	116,638
5,858	Azbil Corp.	256,163
4,286	Bank of the Ryukyus Ltd.	67,809
5,427	Belluna Co. Ltd.	63,123
9,152	Benesse Holdings, Inc.	332,347
8,841	Bunka Shutter Co. Ltd.	73,214
4,367	Calbee, Inc.(a)	144,344
5,946	Canon Marketing Japan, Inc.	124,296
4,841	Capcom Co. Ltd.	125,155
3,315	Cawachi Ltd.	64,944
8,804	Central Glass Co. Ltd.	209,522
3,371	Chiyoda Co. Ltd.	69,654
22,453	Chiyoda Corp.	178,918
4,190	Chubu Shiryo Co. Ltd.	60,713
3,712	Chudenko Corp.	89,733
8,899	Chugoku Marine Paints Ltd.	85,063
42,911	Citizen Watch Co. Ltd.	281,371
3,585	CKD Corp.	54,380
7,459	Coca-Cola Bottlers Japan Holdings, Inc.	268,201
2,473	cocokara fine, Inc.	144,704
4,135	Colowide Co. Ltd.	104,391
9,927	COMSYS Holdings Corp.	245,914
690	Cosmos Pharmaceutical Corp.	151,573
4,300	CyberAgent, Inc.	225,487
3,150	Daifuku Co. Ltd.	137,464
11,803	Daihen Corp.	74,968
15,337	Daiho Corp.	91,386
3,584	Daiichikosho Co. Ltd.	169,691
4,950	Daikyo, Inc.	99,097
5,995	Daikyonishikawa Corp.	88,688
1,569	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	49,688
11,642	Daio Paper Corp.(a)	160,059
2,589	Daiseki Co. Ltd.	70,773
2,009	Daishi Bank Ltd. (The)	85,069

Schedule of Investments

4,727	Daiwabo Holdings Co. Ltd.	$243,233
23,987	DCM Holdings Co. Ltd.(a)	214,499
15,026	DeNA Co. Ltd.	282,560
4,379	Descente Ltd.	83,050
5,235	Dexerials Corp.	51,583
1,004	Disco Corp.	170,144
7,414	DMG Mori Co. Ltd.	112,660
2,947	Doshisha Co. Ltd.	66,290
3,106	Doutor Nichires Holdings Co. Ltd.	58,352
9,380	Dowa Holdings Co. Ltd.	300,824
1,809	DTS Corp.	68,601
5,684	Duskin Co. Ltd.	143,598
1,419	DyDo Group Holdings, Inc.	77,833
4,369	Eagle Industry Co. Ltd.	70,566
1,708	Earth Corp.	86,056
21,032	EDION Corp.	209,681
1,897	Eizo Corp.	84,309
5,157	Exedy Corp.	165,159
4,761	Ezaki Glico Co. Ltd.	219,889
2,071	Fancl Corp.	108,231
4,663	FCC Co. Ltd.	136,216
34,450	Feed One Co. Ltd.	68,321
4,195	Foster Electric Co. Ltd.	55,951
1,922	FP Corp.	105,595
3,332	Fuji Co. Ltd.	64,920
6,010	Fuji Corp.	105,768
9,517	Fuji Media Holdings, Inc.	156,179
37,080	Fuji Oil Co. Ltd.	140,118
4,828	Fuji Oil Holdings, Inc.	158,504
2,952	Fuji Seal International, Inc.	110,364
2,543	Fuji Soft, Inc.	103,138
2,374	Fujimori Kogyo Co. Ltd.	79,953
9,716	Fujitec Co. Ltd.	138,440
6,339	Fujitsu General Ltd.	97,175
2,994	Fukuyama Transporting Co. Ltd.	145,233
5,429	Furukawa Co. Ltd.	82,400
4,665	Futaba Corp.	84,973
17,919	Futaba Industrial Co. Ltd.	104,370
2,212	Fuyo General Lease Co. Ltd.	137,731
7,437	Geo Holdings Corp.	93,477
6,370	Glory Ltd.	186,365
4,073	GMO Internet, Inc.(a)	86,270
17,754	Gree, Inc.(b)	98,175
57,447	GS Yuasa Corp.	267,374
29,419	GungHo Online Entertainment, Inc.	62,549
2,240	Gunze Ltd.	132,471
2,338	Hamakyorex Co. Ltd.	80,725
5,397	Hamamatsu Photonics K.K.	228,049
3,986	Happinet Corp.	54,979
33,524	Hazama Ando Corp.	265,341
10,473	Heiwa Corp.	234,178
5,153	Heiwa Real Estate Co. Ltd.	92,481
5,607	Heiwado Co. Ltd.	142,905
1,591	Hikari Tsushin, Inc.	266,493
2,245	Hirose Electric Co. Ltd.	272,553
3,732	HIS Co. Ltd.	112,520
3,735	Hisamitsu Pharmaceutical Co., Inc.	272,267
5,498	Hitachi Capital Corp.	146,561
13,779	Hitachi Chemical Co. Ltd.	271,789
5,933	Hitachi High-Technologies Corp.	241,687
7,490	Hitachi Transport System Ltd.	204,078
48,863	Hitachi Zosen Corp.	228,295
2,025	Hogy Medical Co. Ltd.	70,008
49,199	Hokkaido Electric Power Co., Inc.	316,449
2,407	Hokkoku Bank Ltd. (The)	101,600
27,902	Hokuetsu Kishu Paper Co. Ltd.	155,537

21,264	Hokuhoku Financial Group, Inc.	$305,644
2,599	Horiba Ltd.	178,545
2,368	Hoshizaki Corp.	238,196
7,235	Hosiden Corp.	60,432
6,066	House Foods Group, Inc.	191,290
19,226	Hulic Co. Ltd.	187,897
23,516	Hyakugo Bank Ltd. (The)	99,366
22,731	Hyakujushi Bank Ltd. (The)	73,712
21,357	Ibiden Co. Ltd.	350,099
3,716	IBJ Leasing Co. Ltd.	95,473
2,749	Inaba Denki Sangyo Co. Ltd.	115,790
6,460	Inabata & Co. Ltd.	94,932
3,672	Internet Initiative Japan, Inc.	71,478
4,188	Iseki & Co. Ltd.	76,622
8,939	Ishihara Sangyo Kaisha Ltd.(b)	109,721
5,157	Ito EN Ltd.	229,656
12,279	Itochu Enex Co. Ltd.	119,126
9,136	ITOCHU Techno-Solutions Corp.	173,351
17,132	Itoham Yonekyu Holdings, Inc.	139,119
6,546	Iwatani Corp.	221,046
39,811	Iyo Bank Ltd. (The)	273,847
3,877	Izumi Co. Ltd.	233,437
14,010	J Trust Co. Ltd.(a)	111,639
6,276	Jaccs Co. Ltd.	136,240
3,576	JAFCO Co. Ltd.	130,498
3,043	Japan Airport Terminal Co. Ltd.	144,076
7,282	Japan Aviation Electronics Industry Ltd.	125,161
9,381	Japan Petroleum Exploration Co. Ltd.	222,583
16,241	Japan Securities Finance Co. Ltd.	90,389
6,085	Japan Steel Works Ltd. (The)	148,836
7,064	Japan Wool Textile Co. Ltd. (The)	61,843
7,286	Joyful Honda Co. Ltd.	110,325
4,713	Juki Corp.	48,755
4,317	Juroku Bank Ltd. (The)	117,046
54,323	JVC Kenwood Corp.	151,895
9,446	Kadokawa Dwango Corp.	100,333
3,942	Kaga Electronics Co. Ltd.	87,897
4,297	Kagome Co. Ltd.	130,898
4,224	Kakaku.com, Inc.	88,752
2,677	Kaken Pharmaceutical Co. Ltd.	138,466
12,944	Kamigumi Co. Ltd.	270,120
4,116	Kanamoto Co. Ltd.	127,775
16,240	Kandenko Co. Ltd.	168,725
21,579	Kanematsu Corp.	309,015
11,961	Kansai Paint Co. Ltd.	274,182
6,306	Kasai Kogyo Co. Ltd.	78,529
2,861	Kato Sangyo Co. Ltd.	96,866
2,958	Kato Works Co. Ltd.	79,671
8,675	Keihan Holdings Co. Ltd.	315,025
9,789	Keihin Corp.	200,957
10,222	Keisei Electric Railway Co. Ltd.	339,242
21,627	Keiyo Bank Ltd. (The)	95,055
10,540	Kenedix, Inc.	60,167
3,246	Kh Neochem Co. Ltd.	104,392
19,872	Kinden Corp.	318,477
6,482	Kintetsu World Express, Inc.	130,057
3,660	Kissei Pharmaceutical Co. Ltd.	102,502
12,062	Kitz Corp.	106,892
6,301	Kiyo Bank Ltd. (The)	106,105
2,696	Kobayashi Pharmaceutical Co. Ltd.	224,225
3,558	Koei Tecmo Holdings Co. Ltd.	72,787
7,289	Kohnan Shoji Co. Ltd.	158,751
9,662	Kokuyo Co. Ltd.	163,220
4,310	Komeri Co. Ltd.	102,456
7,438	Komori Corp.	92,626
4,719	Konami Holdings Corp.	221,322

Schedule of Investments

5,507	Konoike Transport Co. Ltd.	$87,372
698	Kose Corp.	133,377
24,621	K’s Holdings Corp.	276,475
5,188	Kumagai Gumi Co. Ltd.	181,214
27,600	Kurabo Industries Ltd.	86,050
2,342	Kureha Corp.	160,890
11,323	Kurita Water Industries Ltd.	329,757
4,696	KYB Corp.	219,404
4,892	Kyoei Steel Ltd.	95,445
4,921	Kyokuto Kaihatsu Kogyo Co. Ltd.	80,185
2,381	Kyokuyo Co. Ltd.	74,021
7,126	KYORIN Holdings, Inc.	144,442
1,778	Kyoritsu Maintenance Co. Ltd.	87,995
8,267	Kyowa Exeo Corp.	223,402
15,587	Kyowa Hakko Kirin Co. Ltd.	294,780
3,128	Kyudenko Corp.	124,908
47,679	Kyushu Financial Group, Inc.	243,634
41,735	Leopalace21 Corp.	228,920
6,162	Lintec Corp.	180,831
13,499	Lion Corp.	243,715
3,515	Lixil Viva Corp.	58,091
1,902	M3, Inc.	72,128
4,393	Mabuchi Motor Co. Ltd.	215,451
3,470	Macnica Fuji Electronics Holdings, Inc.	58,557
18,253	Maeda Corp.	214,099
8,410	Maeda Road Construction Co. Ltd.	162,205
13,576	Makino Milling Machine Co. Ltd.	108,909
2,290	Mandom Corp.	71,294
7,685	Maruha Nichiro Corp.	285,253
6,776	Maruichi Steel Tube Ltd.	232,747
7,878	Marusan Securities Co. Ltd.	65,873
8,813	Matsui Securities Co. Ltd.	87,547
7,133	Matsumotokiyoshi Holdings Co. Ltd.	308,413
6,710	Maxell Holdings Ltd.	110,235
9,035	Megmilk Snow Brand Co. Ltd.	224,624
40,946	Meidensha Corp.	153,630
1,754	Meitec Corp.	86,807
7,402	Miraca Holdings, Inc.	214,244
9,786	Mirait Holdings Corp.	150,016
9,109	MISUMI Group, Inc.	231,265
10,119	Mitsuba Corp.	86,962
9,940	Mitsubishi Logistics Corp.	226,345
2,900	Mitsubishi Pencil Co. Ltd.	55,855
2,953	Mitsubishi Steel Manufacturing Co. Ltd.	59,751
53,139	Mitsubishi UFJ Lease & Finance Co. Ltd.	320,904
22,964	Mitsui-Soko Holdings Co. Ltd.(b)	72,622
4,075	Miura Co. Ltd.	106,407
1,520	Mochida Pharmaceutical Co. Ltd.	109,852
3,156	Modec, Inc.	87,964
23,294	Monex Group, Inc.(a)	115,700
2,831	Morinaga & Co. Ltd.	131,004
7,763	Morinaga Milk Industry Co. Ltd.	255,207
3,997	Morita Holdings Corp.	81,375
3,157	Musashi Seimitsu Industry Co. Ltd.	107,170
2,804	Musashino Bank Ltd. (The)	86,420
6,872	Nabtesco Corp.	212,103
2,530	Nachi-Fujikoshi Corp.	117,527
11,258	Nagase & Co. Ltd.	181,834
15,901	Namura Shipbuilding Co. Ltd.	74,860
11,135	Nankai Electric Railway Co. Ltd.	305,382
5,296	Nanto Bank Ltd. (The)	137,959
4,113	NEC Networks & System Integration Corp.	98,728
9,300	NET One Systems Co. Ltd.	202,134
11,296	Nexon Co. Ltd.(b)	161,962
12,586	Nichias Corp.	155,161
7,778	Nichicon Corp.	97,069

2,545	Nichiha Corp.	$93,329
7,901	NichiiGakkan Co. Ltd.	89,075
6,686	Nichi-iko Pharmaceutical Co. Ltd.	94,789
12,962	Nichirei Corp.	300,486
6,106	Nifco, Inc.	183,824
6,287	Nihon Kohden Corp.	169,054
5,911	Nihon Parkerizing Co. Ltd.	87,392
6,558	Nihon Unisys Ltd.	150,856
9,440	Nikkiso Co. Ltd.	98,751
5,235	Nikkon Holdings Co. Ltd.	141,468
7,893	Nippo Corp.	148,073
3,693	Nippon Chemi-Con Corp.	128,335
3,205	Nippon Densetsu Kogyo Co. Ltd.	65,967
6,935	Nippon Flour Mills Co. Ltd.	116,905
2,761	Nippon Gas Co. Ltd.	133,191
20,755	Nippon Kayaku Co. Ltd.	235,658
2,660	Nippon Koei Co. Ltd.	73,070
128,016	Nippon Light Metal Holdings Co. Ltd.	288,190
7,720	Nippon Paint Holdings Co. Ltd.	335,172
1,856	Nippon Shinyaku Co. Ltd.	105,285
4,760	Nippon Shokubai Co. Ltd.	339,332
8,347	Nippon Signal Co. Ltd.	80,457
25,681	Nippon Soda Co. Ltd.	150,268
3,138	Nippon Steel & Sumikin Bussan Corp.	160,628
65,406	Nippon Suisan Kaisha Ltd.	320,778
7,329	Nippon Television Holdings, Inc.	117,785
22,695	Nippon Yakin Kogyo Co. Ltd.	76,028
19,061	Nipro Corp.	231,749
10,025	Nishimatsu Construction Co. Ltd.	285,239
6,284	Nishimatsuya Chain Co. Ltd.(a)	67,701
19,127	Nishi-Nippon Financial Holdings, Inc.	227,597
6,646	Nishi-Nippon Railroad Co. Ltd.	174,670
2,330	Nishio Rent All Co. Ltd.	73,684
7,568	Nissan Chemical Industries Ltd.	337,700
10,315	Nissan Shatai Co. Ltd.	96,663
3,225	Nissha Co. Ltd.(a)	66,494
5,043	Nisshin Oillio Group Ltd. (The)	139,883
12,184	Nisshin Steel Co. Ltd.	170,776
4,671	Nissin Foods Holdings Co. Ltd.	321,721
7,495	Nissin Kogyo Co. Ltd.	127,818
1,210	Nittetsu Mining Co. Ltd.	57,938
3,594	Nitto Boseki Co. Ltd.	89,192
3,717	Nitto Kogyo Corp.	63,588
6,815	NOF Corp.	223,737
4,989	Nojima Corp.	102,240
7,250	Nomura Research Institute Ltd.	347,150
1,716	Noritake Co. Ltd.	93,511
4,887	Noritz Corp.	82,076
67,592	North Pacific Bank Ltd.	242,737
2,615	NS Solutions Corp.	68,821
3,244	NS United Kaiun Kaisha Ltd.	66,943
9,925	NTT Urban Development Corp.	102,052
2,069	OBIC Co. Ltd.	177,068
6,872	Ogaki Kyoritsu Bank Ltd. (The)	179,443
7,511	Okamoto Industries, Inc.	86,221
10,913	Okamura Corp.	156,861
29,697	Okasan Securities Group, Inc.	141,136
24,928	Oki Electric Industry Co. Ltd.	303,973
5,508	Okinawa Electric Power Co., Inc. (The)	119,765
2,986	OKUMA Corp.	167,519
4,000	Okumura Corp.	131,142
22,217	Onward Holdings Co. Ltd.	150,641
1,237	Open House Co. Ltd.	67,519
1,857	Oracle Corp. Japan	155,607
70,614	Orient Corp.(a)	98,408
2,760	Osaka Soda Co. Ltd.	81,612

Schedule of Investments

6,078	OSG Corp.	$136,340
6,245	Otsuka Corp.	243,239
7,194	Pacific Industrial Co. Ltd.	117,415
4,871	Paltac Corp.	256,735
1,593	Paramount Bed Holdings Co. Ltd.	67,241
8,457	Park24 Co. Ltd.	237,225
37,743	Penta-Ocean Construction Co. Ltd.	236,695
9,312	Persol Holdings Co. Ltd.	202,478
3,088	Pigeon Corp.	148,138
1,240	Pilot Corp.	71,338
158,066	Pioneer Corp.(a)(b)	214,633
3,844	Plenus Co. Ltd.(a)	62,018
2,501	Pola Orbis Holdings, Inc.	96,742
21,653	Press Kogyo Co. Ltd.	136,178
19,587	Prima Meat Packers Ltd.	98,162
6,802	Raito Kogyo Co. Ltd.	74,315
5,198	Relia, Inc.	74,854
3,023	Relo Group, Inc.	81,692
27,452	Renesas Electronics Corp.(b)	244,258
5,604	Resorttrust, Inc.	102,428
3,151	Rinnai Corp.	271,919
5,976	Rohto Pharmaceutical Co. Ltd.	178,842
5,547	Round One Corp.	82,259
2,437	Royal Holdings Co. Ltd.	64,245
6,345	Ryobi Ltd.	211,141
780	Ryohin Keikaku Co. Ltd.	249,803
3,382	Ryosan Co. Ltd.	127,346
3,711	Ryoyo Electro Corp.	59,574
1,988	S Foods, Inc.	77,875
2,266	Saizeriya Co. Ltd.	46,903
2,381	Sakai Chemical Industry Co. Ltd.	66,363
6,739	Sakata INX Corp.	96,684
1,941	Sakata Seed Corp.	72,480
1,806	San-A Co. Ltd.	82,766
9,797	Sanden Holdings Corp.(b)	129,355
6,108	Sangetsu Corp.	117,151
18,231	San-In Godo Bank Ltd. (The)	170,519
16,859	Sanken Electric Co. Ltd.	91,268
6,950	Sanki Engineering Co. Ltd.	71,089
6,845	Sankyo Co. Ltd.	269,055
5,668	Sankyo Tateyama, Inc.	71,850
5,731	Sankyu, Inc.	301,039
6,795	Sanrio Co. Ltd.	127,778
19,676	Sanwa Holdings Corp.	222,880
1,730	Sanyo Chemical Industries Ltd.	79,901
5,454	Sanyo Special Steel Co. Ltd.	140,906
11,366	Sapporo Holdings Ltd.	273,946
2,294	Sato Holdings Corp.	66,910
4,057	Sawai Pharmaceutical Co. Ltd.	190,999
2,042	SCREEN Holdings Co. Ltd.	148,672
3,545	SCSK Corp.	167,211
5,719	Seiko Holdings Corp.	125,375
4,433	Seiren Co. Ltd.	79,243
27,650	Senko Group Holdings Co. Ltd.	216,872
44,099	Senshu Ikeda Holdings, Inc.	156,399
60,394	Seven Bank Ltd.	182,358
7,901	SG Holdings Co. Ltd.	172,574
27,464	Shiga Bank Ltd. (The)	144,999
1,414	Shima Seiki Manufacturing Ltd.	76,422
7,589	Shimachu Co. Ltd.	240,673
14,018	Shimadzu Corp.	398,224
2,835	Shimamura Co. Ltd.	264,911
972	Shindengen Electric Manufacturing Co. Ltd.	46,021
12,501	Shinko Electric Industries Co. Ltd.	119,270
17,247	Shinmaywa Industries Ltd.	208,308

5,583	Ship Healthcare Holdings, Inc.	$216,208
1,194	SHO-BOND Holdings Co. Ltd.	83,305
592	Shochiku Co. Ltd.	71,501
9,717	Showa Corp.	162,847
4,583	Siix Corp.	104,319
8,280	Sintokogio Ltd.	76,335
27,425	SKY Perfect JSAT Holdings, Inc.	130,584
22,277	Skylark Co. Ltd.(a)	323,190
4,994	Sohgo Security Services Co. Ltd.	227,973
7,065	Sotetsu Holdings, Inc.	218,059
4,199	Square Enix Holdings Co. Ltd.	198,059
2,381	Start Today Co. Ltd.	95,397
3,790	Starts Corp., Inc.	87,623
3,315	Sugi Holdings Co. Ltd.	177,388
10,264	Sumco Corp.	218,502
19,060	Sumitomo Bakelite Co. Ltd.	191,554
16,488	Sumitomo Dainippon Pharma Co. Ltd.	318,595
35,833	Sumitomo Mitsui Construction Co. Ltd.	280,415
64,460	Sumitomo Osaka Cement Co. Ltd.	306,349
1,367	Sumitomo Seika Chemicals Co. Ltd.	68,020
20,915	Sumitomo Warehouse Co. Ltd. (The)	134,712
4,112	Sundrug Co. Ltd.	164,201
16,034	Suruga Bank Ltd.	143,381
1,616	Sushiro Global Holdings Ltd.	89,649
3,442	Sysmex Corp.	325,013
5,525	Tachi-S Co. Ltd.	92,297
12,941	Tadano Ltd.	166,473
3,896	Taikisha Ltd.	112,766
3,751	Taisho Pharmaceutical Holdings Co. Ltd.	423,219
1,430	Taiyo Holdings Co. Ltd.	61,446
14,356	Taiyo Nippon Sanso Corp.	219,303
14,940	Taiyo Yuden Co. Ltd.	443,769
15,159	Takara Holdings, Inc.	176,453
4,569	Takara Standard Co. Ltd.	80,980
8,426	Takasago Thermal Engineering Co. Ltd.	165,073
7,753	Takuma Co. Ltd.	94,748
8,834	Tamura Corp.	58,241
1,405	Technopro Holdings, Inc.	88,989
2,625	Tekken Corp.	68,193
3,239	T-Gaia Corp.	78,298
6,813	THK Co. Ltd.	184,110
9,309	TIS, Inc.	445,741
4,612	Toa Corp.	119,276
15,780	Toagosei Co. Ltd.	184,246
33,290	Toda Corp.	290,551
810	Toei Co. Ltd.	84,806
8,210	Toho Co. Ltd.	244,232
9,072	Toho Holdings Co. Ltd.	222,707
1,978	Toho Zinc Co. Ltd.	73,066
7,110	Tokai Carbon Co. Ltd.(a)	130,272
14,263	Tokai Holdings Corp.	140,923
11,287	Tokai Rika Co. Ltd.	233,121
29,878	Tokai Tokyo Financial Holdings, Inc.	171,357
892	Token Corp.	68,530
9,018	Tokuyama Corp.	283,575
4,368	Tokyo Broadcasting System Holdings, Inc.	90,372
3,697	Tokyo Century Corp.	201,462
14,905	Tokyo Dome Corp.	124,497
4,763	Tokyo Kiraboshi Financial Group, Inc.	109,352
4,334	Tokyo Ohka Kogyo Co. Ltd.	156,611
2,688	Tokyo Seimitsu Co. Ltd.	90,889
10,710	Tokyo Steel Manufacturing Co. Ltd.	91,562
9,641	Tokyu Construction Co. Ltd.	96,978
20,774	TOMONY Holdings, Inc.	93,162
11,785	Tomy Co. Ltd.	97,278
5,721	Topcon Corp.	98,689

Schedule of Investments

7,596	Toppan Forms Co. Ltd.	$77,086
4,855	Topre Corp.	127,512
2,835	Topy Industries Ltd.	77,498
12,633	Toshiba Machine Co. Ltd.	61,506
3,996	Toshiba Plant Systems & Services Corp.	88,209
22,938	Toshiba TEC Corp.	133,194
3,057	Totetsu Kogyo Co. Ltd.	92,442
6,564	Towa Bank Ltd. (The)	70,073
15,164	Toyo Construction Co. Ltd.	64,617
9,729	Toyo Engineering Corp.(a)(b)	62,838
3,819	Toyo Ink SC Holdings Co. Ltd.	104,226
17,472	Toyo Tire & Rubber Co. Ltd.	274,551
17,509	Toyobo Co. Ltd.	295,310
13,463	Toyota Boshoku Corp.	248,357
3,831	TPR Co. Ltd.	96,887
3,368	transcosmos, Inc.	86,682
6,039	Trend Micro, Inc.	355,521
3,978	Trusco Nakayama Corp.	100,143
7,910	TS Tech Co. Ltd.	324,696
16,208	TSI Holdings Co. Ltd.	115,399
3,046	Tsubaki Nakashima Co. Ltd.	71,864
26,858	Tsubakimoto Chain Co.	245,930
4,948	Tsukishima Kikai Co. Ltd.	66,524
6,235	Tsumura & Co.	201,911
1,972	Tsuruha Holdings, Inc.	242,052
3,719	TV Asahi Holdings Corp.	74,254
9,118	UACJ Corp.	197,364
6,533	UKC Holdings Corp.	133,064
2,535	Ulvac, Inc.	99,076
9,138	Unipres Corp.	184,817
2,800	United Arrows Ltd.	108,683
8,860	United Super Markets Holdings, Inc.	101,707
17,803	Unitika Ltd.(b)	106,398
2,771	Unizo Holdings Co. Ltd.	51,192
13,172	Ushio, Inc.	170,857
10,393	USS Co. Ltd.	196,459
5,751	Valor Holdings Co. Ltd.	123,199
17,032	VT Holdings Co. Ltd.	86,423
7,683	Wacoal Holdings Corp.	211,053
13,950	Wacom Co. Ltd.	70,660
7,561	Wakita & Co. Ltd.	90,646
3,850	Warabeya Nichiyo Holdings Co. Ltd.	78,795
3,259	Welcia Holdings Co. Ltd.	165,075
4,354	Xebio Holdings Co. Ltd.	64,762
4,128	Yakult Honsha Co. Ltd.	296,490
4,573	Yamabiko Corp.	59,808
4,963	Yamato Kogyo Co. Ltd.	154,290
8,628	Yamazen Corp.	87,945
1,689	Yaoko Co. Ltd.	87,211
6,950	Yaskawa Electric Corp.	227,859
2,137	Yellow Hat Ltd.	61,663
2,543	Yodogawa Steel Works Ltd.	66,562
2,744	Yokogawa Bridge Holdings Corp.	50,497
8,136	Yokohama Reito Co. Ltd.	72,973
4,553	Yorozu Corp.	72,236
7,068	Yoshinoya Holdings Co. Ltd.(a)	119,336
2,122	Yuasa Trading Co. Ltd.	69,002
2,110	Zenkoku Hosho Co. Ltd.	92,739
9,449	Zensho Holdings Co. Ltd.	210,100
16,222	Zeon Corp.	182,450
3,831	ZERIA Pharmaceutical Co. Ltd.	84,601

		77,472,705

	Jersey Island - 0.1%
99,411	Centamin PLC	155,179

	Jordan - 0.2%
16,723	Hikma Pharmaceuticals PLC	$359,976

	Kazakhstan - 0.1%
8,149	KAZ Minerals PLC(b)	90,476
24,190	Nostrum Oil & Gas PLC(b)	63,462

		153,938

	Luxembourg - 0.2%
5,744	APERAM SA	271,384
243	Eurofins Scientific SE	132,665
45,036	L’Occitane International SA	78,971

		483,020

	Macau - 0.1%
60,524	MGM China Holdings Ltd.	130,193

	Mexico - 0.0%
9,379	Fresnillo PLC	127,827

	Monaco - 0.0%
3,510	Endeavour Mining Corp.(b)	64,161

	Netherlands - 1.7%
6,395	Aalberts Industries NV	290,320
1,394	AMG Advanced Metallurgical Group NV	82,531
11,681	Arcadis NV(a)	213,758
2,509	ASM International NV(a)	145,139
2,158	Be Semiconductor Industries NV	46,964
5,280	Corbion NV	181,012
6,108	Eurocommercial Properties NV CVA	258,709
2,838	Euronext NV(d)	176,490
2,111	Flow Traders(d)	62,737
7,114	Forfarmers NV	80,907
18,828	Fugro NV CVA(a)(b)	271,736
3,151	GrandVision NV(d)	72,446
2,641	IMCD NV	192,050
3,737	Intertrust NV(d)	65,150
5,500	Koninklijke Volkerwessels NV	118,731
6,812	Koninklijke Vopak NV	321,047
1,848	NSI NV REIT	72,111
7,965	OCI NV(b)	241,001
67,500	PostNL NV	266,868
3,096	TKH Group NV CVA	193,984
11,228	TomTom NV(b)	115,083
2,406	Vastned Retail NV REIT	109,368
6,607	Wereldhave NV REIT(a)	245,676

		3,823,818

	New Zealand - 0.9%
65,588	Air New Zealand Ltd.	144,897
59,221	Auckland International Airport Ltd.	269,120
71,022	Chorus Ltd.	208,396
80,367	Contact Energy Ltd.	316,246
16,939	Fisher & Paykel Healthcare Corp. Ltd.	170,675
70,402	Kiwi Property Group Ltd.	64,945
29,998	Mercury NZ Ltd.	68,620
59,423	Meridian Energy Ltd.	127,029
16,138	Ryman Healthcare Ltd.	133,709
46,108	Sky Network Television Ltd.	85,068
77,412	SKYCITY Entertainment Group Ltd.	208,700
32,504	Trade Me Group Ltd.	107,324
35,165	Z Energy Ltd.	171,892

		2,076,621

	Norway - 1.4%
2,973	AKER BP ASA	106,407
34,554	Aker Solutions ASA(b)(d)	236,657
4,530	Atea ASA	64,831
15,931	Austevoll Seafood ASA	232,298

Schedule of Investments

10,731	Borregaard ASA	$101,945
10,217	Entra ASA(d)	149,230
3,277	Kongsberg Gruppen ASA	66,688
26,475	Leroy Seafood Group ASA	208,491
3,416	Norwegian Air Shuttle ASA(a)(b)	99,998
92,717	Petroleum Geo-Services ASA(b)	453,269
4,374	Salmar ASA	223,443
3,939	Schibsted ASA, Class A	136,339
4,436	Schibsted ASA, Class B	144,286
7,802	SpareBank 1 SMN	81,685
15,036	Sparebank 1 SR-Bank ASA	167,204
13,778	TGS Nopec Geophysical Co. ASA	525,936
5,953	Tomra Systems ASA	123,191
8,947	Veidekke ASA	87,853
7,724	XXL ASA(d)	47,402

		3,257,153

	Portugal - 0.4%
45,875	CTT-Correios de Portugal SA	161,350
23,850	Mota-Engil SGPS SA(b)	79,950
37,531	Navigator Co. SA (The)	214,472
24,142	NOS SGPS SA	140,728
56,243	REN - Redes Energeticas Nacionais SGPS SA	164,913
3,154	Semapa-Sociedade de Investimento e Gestao	74,176
169,039	Sonae SGPS SA	192,345

		1,027,934

	Russia - 0.2%
50,238	Evraz PLC	367,061
24,951	Polymetal International PLC	217,455

		584,516

	Singapore - 1.7%
113,157	Ascott Residence Trust REIT	90,605
25,982	BOC Aviation Ltd.(d)	163,564
30,473	BW LPG Ltd.(b)(d)	138,352
162,936	CapitaLand Commercial Trust Ltd. REIT	209,460
66,977	CDL Hospitality Trusts	79,705
177,436	Ezion Holdings Ltd. Wts. expiring 04/16/23(b)	0
1,165,297	Ezra Holdings Ltd.(b)(c)	0
53,464	Frasers Centrepoint Trust REIT	89,153
73,380	Frasers Commercial Trust REIT	76,544
77,867	Frasers Logistics & Industrial Trust REIT(d)	60,060
11,807	Jardine Cycle & Carriage Ltd.	291,597
163,231	Keppel REIT	140,293
184,354	Keppel Infrastructure Trust	70,421
158,602	Mapletree Commercial Trust REIT	188,743
110,205	Mapletree Industrial Trust REIT	161,911
180,490	Mapletree Logistics Trust REIT	167,059
255,526	Netlink Nbn Trust(d)	144,535
48,167	SATS Ltd.	183,638
106,447	Sembcorp Marine Ltd.	143,097
27,497	SIA Engineering Co. Ltd.	59,991
46,235	Singapore Exchange Ltd.	252,691
153,857	Singapore Post Ltd.	151,450
145,859	Starhill Global REIT REIT	75,003
98,334	StarHub Ltd.	124,245
223,788	Suntec Real Estate Investment Trust REIT	302,483
50,897	UOL Group Ltd.	268,076
16,739	Venture Corp. Ltd.	205,103
46,918	Wing Tai Holdings Ltd.	71,344

		3,909,123

	South Africa - 0.1%
31,377	Mediclinic International PLC	210,733

95,121	Petra Diamonds Ltd.(b)	$57,521

		268,254

	South Korea - 6.1%
1,044	Amorepacific Corp.	249,649
353	Amorepacific Corp. (Preference Shares)	45,125
1,574	AMOREPACIFIC Group	134,796
42,782	Asiana Airlines, Inc.(b)	163,112
378	Celltrion, Inc.(b)	91,742
6,215	Cheil Worldwide, Inc.	112,227
1,130	CJ Logistics Corp.(b)	152,532
1,167	CJ O Shopping Co. Ltd.	241,923
3,904	Coway Co. Ltd.	327,355
4,691	Daesang Corp.	103,159
55,154	Daewoo Engineering & Construction Co. Ltd.(b)	280,047
6,380	Daishin Securities Co. Ltd.	66,729
4,412	Daishin Securities Co. Ltd. (Preference Shares)	34,786
3,050	Daou Technology, Inc.	64,618
5,367	DB HiTek Co. Ltd.	80,602
27,840	DGB Financial Group, Inc.	232,695
24,617	Dongkuk Steel Mill Co. Ltd.	168,346
3,257	Doosan Bobcat, Inc.	96,809
4,770	Fila Korea Ltd.	135,171
11,320	GS Engineering & Construction Corp.	458,406
380	GS Home Shopping, Inc.	67,531
4,343	GS Retail Co. Ltd.	129,088
1,648	Halla Holdings Corp.	68,136
526	Hanil Cement Co. Ltd.(c)	67,475
2,889	Hanjin Transportation Co. Ltd.	59,787
13,148	Hanon Systems	125,762
5,035	Hansol Paper Co. Ltd.	82,593
6,733	Hanwha Aerospace Co. Ltd.(b)	135,725
17,730	Hanwha General Insurance Co. Ltd.	105,240
4,189	HDC Hyundai Development Co-Engineering & Construction(b)	215,320
5,776	Hite Jinro Co. Ltd.	93,973
1,824	Hotel Shilla Co. Ltd.	162,728
2,813	Hyundai Department Store Co. Ltd.	247,440
3,000	Hyundai Development Co.-Engineering & Construction	71,336
6,296	Hyundai Greenfood Co. Ltd.	76,262
697	Hyundai Home Shopping Network Corp.	68,538
70,092	Hyundai Merchant Marine Co. Ltd.(b)	299,817
1,349	Hyundai Mipo Dockyard Co. Ltd.(b)	112,753
6,824	Hyundai Rotem Co. Ltd.(b)	165,926
6,756	Hyundai Wia Corp.	284,457
5,583	ING Life Insurance Korea Ltd.(b)(d)	210,613
20,623	Interpark Holdings Corp.	49,961
20,396	JB Financial Group Co. Ltd.	108,485
1,019	Kakao Corp.	102,478
9,576	Kangwon Land, Inc.	222,568
934	KCC Corp.	283,043
2,551	KEPCO Plant Service & Engineering Co. Ltd.	78,561
683	KIWOOM Securities Co. Ltd.	56,721
2,037	Kolon Corp.	74,568
3,811	Kolon Industries, Inc.	208,495
3,753	Korea Aerospace Industries Ltd.(b)	117,926
2,949	Korea Investment Holdings Co. Ltd.	188,226
273	Korea Petrochemical Industries Co. Ltd.	60,889
14,864	Korean Reinsurance Co.	146,826
2,321	Kumho Petrochemical Co. Ltd.	234,455
3,363	LF Corp.	82,673
1,716	LG Hausys Ltd.	103,238
291	LG Household & Health Care Ltd.	314,763

Schedule of Investments

78	LG Household & Health Care Ltd. (Preference Shares)	$46,368
2,279	LG Innotek Co. Ltd.	332,076
13,665	LG International Corp.	288,289
1,500	LIG Nex1 Co. Ltd.	46,596
52	Lotte Chilsung Beverage Co. Ltd.	65,125
1,129	Lotte Corp.(b)	53,087
1,285	LOTTE Fine Chemical Co. Ltd.	70,645
2,111	LOTTE Himart Co. Ltd.	145,495
2,117	LS Industrial Systems Co. Ltd.	137,203
6,719	Mando Corp.	251,666
8,882	Meritz Fire & Marine Insurance Co. Ltd.	146,095
24,410	Meritz Securities Co. Ltd.	77,028
33,621	Mirae Asset Daewoo Co. Ltd.	244,648
15,879	Mirae Asset Life Insurance Co. Ltd.	76,794
524	NCSoft Corp.	180,577
6,352	Nexen Tire Corp.	61,041
12,938	NH Investment & Securities Co. Ltd.	150,355
967	NHN Entertainment Corp.(b)	54,287
427	Nongshim Co. Ltd.	112,223
1,790	OCI Co. Ltd.	158,094
22,266	Pan Ocean Co. Ltd.(b)	102,507
3,189	Paradise Co. Ltd.	50,173
6,699	Partron Co. Ltd.	42,159
3,660	Poongsan Corp.	106,988
1,216	S-1 Corp.	94,245
6,185	Samsung Card Co. Ltd.	195,726
20,623	Samsung Engineering Co. Ltd.(b)	313,405
1,358	Samsung SDS Co. Ltd.	254,325
6,528	Samsung Securities Co., Ltd.	189,657
1,151	Samyang Holdings Corp.	117,297
3,173	Seah Besteel Corp.	60,842
993	SeAH Steel Corp.	60,983
3,049	Seoul Semiconductor Co. Ltd.	49,061
822	Shinsegae, Inc.	243,958
1,509	SK Gas Co. Ltd.	116,144
3,532	SKC Co. Ltd.	135,452
14,453	Sungwoo Hitech Co. Ltd.	58,915
6,931	Taeyoung Engineering & Construction Co. Ltd.	89,840
12,058	Tongyang Life Insurance Co. Ltd.	79,873
95	Young Poong Corp.	64,627
4,229	Youngone Corp.	114,170
493	Yuhan Corp.	98,278

		13,860,522

	Spain - 2.2%
22,086	Acerinox SA	319,791
7,615	Almirall SA	109,058
15,180	Applus Services SA	219,886
6,533	Bolsas y Mercados Espanoles SHMSF SA	210,514
3,405	Cellnex Telecom SA(d)	90,477
10,930	Cia de Distribucion Integral Logista Holdings SA	259,098
3,671	CIE Automotive SA	112,965
2,573	Construcciones y Auxiliar de Ferrocarriles SA	114,400
7,660	Ebro Foods SA	165,808
12,953	EDP Renovaveis SA	133,824
11,783	Ence Energia y Celulosa SA	111,259
10,334	Euskaltel SA(d)	96,186
21,468	Faes Farma SA	93,818
26,612	Gestamp Automocion SA(d)	200,525
3,257	Grupo Catalana Occidente SA	139,287
12,056	Indra Sistemas SA(b)	146,563
13,735	Inmobiliaria Colonial Socimi SA REIT	148,091
310,401	Liberbank SA(b)	183,045

14,506	Mediaset Espana Comunicacion SA	$114,328
9,428	Melia Hotels International SA	124,101
21,108	MERLIN Properties SOCIMI SA REIT	312,422
16,746	NH Hotel Group SA	123,146
52,529	Obrascon Huarte Lain SA	185,184
20,805	Prosegur Cash SA(d)	55,989
25,838	Prosegur Cia de Seguridad SA	172,019
82,954	Sacyr SA	264,975
8,898	Siemens Gamesa Renewable Energy SA	125,818
6,426	Tecnicas Reunidas SA	217,292
150,275	Unicaja Banco SA(d)	253,898
2,869	Viscofan SA	198,056
8,012	Zardoya Otis SA	76,683

		5,078,506

	Sweden - 3.2%
11,054	AAK AB	179,399
5,423	AF AB, Class B	134,918
25,697	Ahlsell AB(d)	150,762
8,724	Attendo AB(d)	78,934
13,213	Axfood AB	267,898
16,551	Betsson AB	147,812
16,507	Bilia AB, Class A	141,088
21,031	BillerudKorsnas AB(a)	250,963
353	Bonava AB	4,640
9,123	Bonava AB, Class B	119,715
20,478	Bravida Holding AB(d)	163,376
6,196	Clas Ohlson AB, Class B(a)	54,615
10,314	Com Hem Holding AB	184,528
24,824	Dometic Group AB(d)	241,557
26,414	Elekta AB, Class B	371,114
23,127	Fabege AB	327,748
7,097	Fastighets AB Balder, Class B(b)	206,613
16,449	Hemfosa Fastigheter AB	225,958
1,153	Hemfosa Fastigheter AB (Preference Shares)	24,932
20,951	Hexpol AB, Class B	225,330
10,248	Holmen AB, Class B	228,460
8,717	Hufvudstaden AB, Class A	134,924
5,244	Indutrade AB	137,985
3,399	Intrum Justitia AB(a)	91,565
5,699	Investment AB Latour, Class B	63,498
11,038	JM AB	203,699
51,547	Klovern AB, Class B	67,935
1,329	Klovern AB (Preference Shares)	51,502
19,696	Kungsleden AB	159,042
1,611	Lifco AB, Class B	72,331
7,256	Loomis AB, Class B	227,758
3,668	Mekonomen AB	65,624
4,800	Modern Times Group Mortgage AB, Class B	176,452
19,227	Nibe Industrier AB, Class B	216,329
14,290	Nobia AB	107,583
924	Nolato AB, Class B	82,867
5,737	Pandox AB, Class B	107,864
34,023	Peab AB, Class B	274,343
62,757	Ratos AB, Class B	233,699
3,234	Saab AB, Class B	149,249
57,933	SAS AB(b)	113,868
2,137	SAS AB (Preference Shares)	135,226
10,825	Scandic Hotels Group AB(d)	113,220
4,668	Sweco AB, Class B	125,591
5,625	Thule Group AB(d)	131,622
13,559	Wallenstam AB, Class B(a)	139,501
13,510	Wihlborgs Fastigheter AB	160,954

		7,274,591

Schedule of Investments

	Switzerland - 3.0%
1,375	Allreal Holding AG	$214,167
823	Alpiq Holding AG(b)	72,324
661	Also Holding AG	72,376
3,935	Arbonia AG(b)	66,776
335	Autoneum Holding AG	76,678
232	Banque Cantonale Vaudoise	173,649
98	Barry Callebaut AG	167,293
20	Belimo Holding AG	84,343
1,566	BKW AG	105,665
496	Bucher Industries AG	161,225
261	Burckhardt Compression Holding AG	94,909
2,323	Cembra Money Bank AG	213,294
69	Conzzeta AG	75,412
465	Daetwyler Holding AG-BR	85,861
3,076	DKSH Holding AG	225,107
151	dormakaba Holding AG	96,854
6,529	EFG International AG	48,737
147	Emmi AG	120,495
303	EMS-Chemie Holding AG	194,348
26,662	Ferrexpo PLC	68,234
1,003	Flughafen Zurich AG	210,326
65	Forbo Holding AG	103,015
4,571	Galenica AG(d)	261,332
18,311	GAM Holding AG	185,514
1,470	Huber + Suhner AG	89,091
1,811	Implenia AG	143,417
70,601	IWG PLC	280,982
6,294	Kudelski SA-BR(a)	60,842
3,243	Landis+Gyr Group AG(a)	207,192
5,502	Logitech International SA	242,421
454	Mobimo Holding AG	112,812
14,822	OC Oerlikon Corp. AG	230,714
1,893	Oriflame Holding AG	63,082
1,292	Panalpina Welttransport Holding AG(a)	184,534
436	Partners Group Holding AG	331,404
301	Rieter Holding AG	45,910
91	Schweiter Technologies AG-BR	100,008
1,105	SFS Group AG	131,037
217	Siegfried Holding AG	93,705
122	St. Galler Kantonalbank AG	62,725
174	Straumann Holding AG	135,333
1,618	Sulzer AG	198,573
2,794	Sunrise Communications Group AG(d)	246,239
399	Tecan Group AG	101,322
797	Temenos Group AG	128,406
903	Valiant Holding AG	96,502
444	Valora Holding AG	136,564
627	Vat Group AG(d)	82,523
1,870	Vontobel Holding AG	129,861
2,467	Wizz Air Holdings PLC(b)(d)	112,163

		6,925,296

	United Kingdom - 9.3%
20,603	888 Holdings PLC	67,349
144,828	AA PLC	212,776
33,488	Acacia Mining PLC(b)	53,724
20,733	Ascential PLC	114,225
30,529	Ashmore Group PLC	146,009
110,718	Assura PLC REIT	82,203
18,117	Auto Trader Group PLC(d)	101,073
5,163	AVEVA Group PLC	178,119
37,831	B&M European Value Retail SA	204,802
76,240	Bca Marketplace PLC	235,519
10,867	Big Yellow Group PLC REIT	135,634
17,264	Bodycote PLC	226,461
16,250	Bovis Homes Group PLC	245,879
21,148	Brewin Dolphin Holdings PLC	97,371

29,099	Britvic PLC	$306,892
17,548	BTG PLC(b)	122,229
63,827	Cairn Energy PLC	204,457
57,344	Capital & Counties Properties PLC	207,159
52,564	Card Factory PLC	145,486
41,742	Cineworld Group PLC	148,386
93,431	Coats Group PLC	101,723
8,155	Computacenter PLC	167,520
81,351	Convatec Group PLC(d)	233,700
24,069	Countryside Properties PLC(d)	105,705
3,653	Cranswick PLC	156,884
29,556	Crest Nicholson Holdings PLC	147,637
32,183	Daily Mail & General Trust PLC NV, Class A	314,721
16,983	Dairy Crest Group PLC	108,046
375,455	Debenhams PLC	59,150
2,265	Dechra Pharmaceuticals PLC	88,718
7,611	Dialog Semiconductor PLC(b)	132,109
6,491	Dignity PLC	86,167
6,228	Diploma PLC	107,512
23,169	Domino’s Pizza Group PLC	95,856
63,936	Drax Group PLC	305,112
12,648	Dunelm Group PLC	87,020
37,819	EI Group PLC(b)	75,902
28,862	Electrocomponents PLC	271,682
50,643	Elementis PLC	172,853
18,035	Equiniti Group PLC(d)	50,627
33,955	Essentra PLC	214,329
45,180	esure Group PLC	120,900
1,742	Fidessa Group PLC	88,089
120,795	Firstgroup PLC(b)	139,914
26,131	Galliford Try PLC	319,636
3,109	Genus PLC	116,964
7,174	Go-Ahead Group PLC	145,110
23,729	Grafton Group PLC	238,429
32,817	Grainger PLC	131,898
27,196	Great Portland Estates PLC REIT	255,393
8,499	Greggs PLC	117,506
33,547	GVC Holdings PLC	514,862
39,340	Halfords Group PLC	168,643
15,146	Halma PLC	279,540
74,115	Hansteen Holdings PLC REIT	106,942
7,358	Hargreaves Lansdown PLC	200,373
17,274	Hastings Group Holdings PLC(d)	56,421
5,360	Hill & Smith Holdings PLC	105,957
18,413	HomeServe PLC	244,431
39,758	Howden Joinery Group PLC	248,820
16,707	Hunting PLC(b)	171,379
36,025	Ibstock PLC(d)	116,060
43,355	Indivior PLC(b)	173,911
7,648	J D Wetherspoon PLC	122,293
7,883	Jardine Lloyd Thompson Group PLC	145,802
15,227	JD Sports Fashion PLC	93,458
36,605	Jupiter Fund Management PLC	210,313
7,698	Just Eat PLC(b)	80,076
120,890	Just Group PLC	171,739
18,934	Kier Group PLC	240,171
41,575	Lancashire Holdings Ltd.	312,491
46,841	LondonMetric Property PLC REIT	115,637
13,289	Marshalls PLC	75,480
156,813	Marston’s PLC	194,489
57,799	McCarthy & Stone PLC(d)	82,111
56,765	Merlin Entertainments PLC(d)	293,230
1,581	Metro Bank PLC(b)	66,364
28,258	Mitchells & Butlers PLC	93,855
83,107	Mitie Group PLC	167,666

Schedule of Investments

37,905	Moneysupermarket.com Group PLC	$156,177
23,101	Morgan Advanced Materials PLC	108,120
33,207	N Brown Group PLC	63,248
40,502	National Express Group PLC	214,958
20,738	Newriver REIT PLC REIT	74,536
19,623	Northgate PLC	112,486
13,226	Ocado Group PLC(b)	191,882
12,609	Onesavings Bank PLC	71,948
27,236	Pagegroup PLC	213,825
29,652	Paragon Group of Cos. PLC (The)	193,702
67,142	Pets at Home Group PLC	102,253
30,675	Playtech PLC	216,400
13,398	Polypipe Group PLC	66,011
183,744	Premier Oil PLC(b)	308,514
21,482	PZ Cussons PLC	65,657
64,717	QinetiQ Group PLC	229,719
1,800	Rathbone Brothers PLC	57,990
174,078	RDI REIT PLC REIT	81,292
17,607	Redrow PLC	124,026
67,361	Renewi PLC	61,853
1,141	Renishaw PLC	81,870
40,899	Restaurant Group PLC (The)	142,171
1,829	Rightmove PLC	116,865
50,795	Rotork PLC	239,803
13,457	Safestore Holdings PLC REIT	98,853
196,448	Saga PLC	320,052
12,574	Savills PLC	146,136
46,214	Senior PLC	192,291
219,929	Serco Group PLC(b)	291,665
14,403	Shaftesbury PLC REIT	176,084
130,432	SIG PLC	207,708
8,221	Softcat PLC	87,134
8,638	Spectris PLC	262,310
4,078	Spirax-Sarco Engineering PLC	371,510
43,915	Spire Healthcare Group PLC(d)	142,862
42,170	Sports Direct International PLC(b)	228,734
23,749	SSP Group PLC	212,337
16,432	St. Modwen Properties PLC	87,297
93,348	Stagecoach Group PLC	195,429
3,119	Superdry PLC	50,896
22,647	Synthomer PLC	157,151
140,659	TalkTalk Telecom Group PLC	211,632
4,626	Telecom Plus PLC	62,623
40,823	TP ICAP PLC	149,939
70,055	Tritax Big Box REIT PLC REIT	139,956
8,454	Ultra Electronics Holdings PLC	183,088
16,953	Unite Group PLC (The) REIT	194,806
29,284	Vesuvius PLC	243,732
5,454	Victrex PLC	225,646
43,649	Virgin Money Holdings UK PLC	227,022
7,647	WH Smith PLC	193,096
9,936	Workspace Group PLC REIT	141,544

		21,341,918

	United States - 0.5%
58,368	Alacer Gold Corp.(b)	126,419
3,816	Maxar Technologies Ltd.(a)	186,843
669,054	REC Silicon ASA(a)(b)	67,010
76,979	Samsonite International SA(d)	291,351
21,507	Sims Metal Management Ltd.	274,200
51,277	Tahoe Resources, Inc.	229,998

		1,175,821

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $204,273,021) - 99.9%	228,150,141

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 2.8%
6,398,822	Invesco Government & Agency Portfolio - Institutional Class, 1.82%(e)(f) (Cost $6,398,822)	$6,398,822

	Total Investments in Securities (Cost $210,671,843) - 102.7%	234,548,963
	Other assets less liabilities - (2.7)%	(6,201,195)

	Net Assets - 100.0%	$228,347,768

Investment Abbreviations:

BR - Bearer Shares

CVA - Dutch Certificates

REIT - Real Estate Investment Trust

RSP - Registered Savings Plan Shares

Wts. - Warrants

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at July 31, 2018.
(b)	Non-income producing security.
(c)	Security valued using significant unobservable inputs (Level 3). See Additional Valuation Information.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2018 was $7,690,169, which represented 3.37% of the Fund’s Net Assets.

(e)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco FTSE RAFI Emerging Markets ETF (PXH)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 98.6%
	Brazil - 11.9%
958,150	Ambev SA	$4,950,605
313,585	B3 SA - Brasil Bolsa Balcao	1,985,862
364,191	Banco Bradesco SA	2,702,846
1,374,734	Banco Bradesco SA (Preference Shares)	11,172,355
969,658	Banco do Brasil SA	8,388,827
193,000	Banco Santander Brasil SA	1,874,180
292,755	BR Malls Participacoes SA(a)	775,402
91,509	Braskem SA (Preference Shares), Class A	1,332,692
337,300	BRF SA(a)	2,033,686
364,000	CCR SA	1,020,303
199,510	Centrais Eletricas Brasileiras SA(a)	917,184
146,600	Centrais Eletricas Brasileiras SA (Preference Shares), Class B(a)	752,385
116,879	Cia Brasileira de Distribuicao (Preference Shares), Class A	2,587,009
147,292	Cia de Saneamento Basico do Estado de Sao Paulo	980,208
145,580	Cia Energetica de Minas Gerais, Class A	280,181
1,687,723	Cia Energetica de Minas Gerais (Preference Shares)	3,697,433
200,600	Cia Energetica de Sao Paulo (Preference Shares), Class B	929,670
30,100	Cia Paranaense de Energia	152,237
152,308	Cia Paranaense de Energia (Preference Shares), Class B	831,143
406,582	Cia Siderurgica Nacional SA(a)	993,551
257,122	Cielo SA	982,178
68,800	Cosan SA	675,244
331,467	Embraer SA	1,698,519
64,355	Fibria Celulose SA	1,267,691
546,317	Gerdau SA (Preference Shares)	2,425,716
1,311,817	Itau Unibanco Holding SA (Preference Shares)	15,713,938
807,609	Itausa - Investimentos Itau SA (Preference Shares)	2,240,104
172,200	Klabin SA	925,942
338,000	Kroton Educacional SA	1,016,704
49,210	Lojas Americanas SA	179,462
172,020	Lojas Americanas SA (Preference Shares)	830,645
99,860	Lojas Renner SA	820,858
1,281,600	Metalurgica Gerdau SA (Preference Shares)	2,623,482
316,300	Petrobras Distribuidora SA	1,641,006
1,755,062	Petroleo Brasileiro SA(a)	10,250,106
2,248,847	Petroleo Brasileiro SA (Preference Shares)(a)	11,805,003
128,000	Suzano Papel E Celulose SA	1,517,948
216,943	Telefonica Brasil SA (Preference Shares)	2,371,176
321,266	TIM Participacoes SA	1,060,439
182,396	Ultrapar Participacoes SA	1,973,673
1,324,438	Vale SA	19,334,295

		129,711,888

	Chile - 1.2%

7,018,671	Banco de Chile	$1,088,901
12,176	Banco de Credito e Inversiones SA	838,529
18,397,254	Banco Santander Chile	1,511,646
723,667	Cencosud SA	1,976,131
358,935	Empresas CMPC SA	1,447,589
96,114	Empresas COPEC SA	1,537,566
9,007,107	Enel Americas SA	1,585,336
10,420,039	Enel Chile SA	1,103,412
110,041	Latam Airlines Group SA	1,249,039
106,613	S.A.C.I. Falabella	988,269

		13,326,418

	China - 30.4%
835,584	Agile Group Holdings Ltd.	1,284,179
14,954,847	Agricultural Bank of China Ltd., H-Shares	7,241,918
19,892	Alibaba Group Holding Ltd. ADR(a)	3,724,379
2,605,706	Aluminum Corp. of China Ltd., H-Shares(a)	1,185,446
274,756	Anhui Conch Cement Co. Ltd., H-Shares	1,759,427
11,516	Baidu, Inc. ADR(a)	2,846,525
47,017,908	Bank of China Ltd., H-Shares	22,049,521
5,529,327	Bank of Communications Co. Ltd., H-Shares	3,988,198
245,346	Beijing Enterprises Holdings Ltd.	1,192,783
98,871	BYD Co. Ltd., H-Shares	559,423
3,640,240	CGN Power Co. Ltd., H-Shares(b)	964,898
5,793,221	China Cinda Asset Management Co. Ltd., H-Shares	1,624,168
5,095,136	China CITIC Bank Corp. Ltd., H-Shares	3,265,967
2,678,682	China Communications Construction Co. Ltd., H-Shares	2,959,568
48,670,349	China Construction Bank Corp., H-Shares	44,098,326
1,865,615	China Everbright Bank Co. Ltd., H-Shares	817,840
702,259	China Evergrande Group(a)	1,937,507
4,680,979	China Huarong Asset Management Co. Ltd., H-Shares(b)	1,193,039
1,713,545	China Jinmao Holdings Group Ltd.	823,237
1,810,861	China Life Insurance Co. Ltd., H-Shares	4,518,412
1,794,366	China Longyuan Power Group Corp., H-Shares	1,671,539
1,249,826	China Merchants Bank Co. Ltd., H-Shares	4,881,666
515,007	China Merchants Port Holdings Co. Ltd.	1,065,828
3,938,680	China Minsheng Banking Corp. Ltd., H-Shares	2,916,184
2,772,186	China Mobile Ltd.	25,011,727
3,639,846	China National Building Material Co. Ltd., H-Shares	3,947,304
1,375,538	China Overseas Land & Investment Ltd.	4,320,933
692,575	China Pacific Insurance (Group) Co. Ltd., H-Shares	2,700,700
22,084,769	China Petroleum & Chemical Corp. (Sinopec), H-Shares	21,304,767
5,018,088	China Power International Development Ltd.	1,246,984
1,720,761	China Railway Construction Corp. Ltd., H-Shares	2,076,627
2,681,375	China Railway Group Ltd., H-Shares	2,326,980
743,126	China Resources Beer Holdings Co. Ltd.	3,342,914
865,034	China Resources Land Ltd.	3,163,757
824,832	China Resources Pharmaceutical Group Ltd.(b)	1,200,383
1,584,966	China Resources Power Holdings Co. Ltd.	3,057,975
1,766,113	China Shenhua Energy Co. Ltd., H-Shares	3,983,637
411,313	China Taiping Insurance Holdings Co. Ltd.	1,407,359
11,597,648	China Telecom Corp. Ltd., H-Shares	5,483,172
3,284,885	China Unicom Hong Kong Ltd.	4,047,946
294,183	China Vanke Co. Ltd., H-Shares	939,103

Schedule of Investments

1,523,591	Chongqing Rural Commercial Bank Co. Ltd., H-Shares	$930,019
1,683,427	CITIC Ltd.	2,376,961
574,584	CITIC Securities Co. Ltd., H-Shares	1,146,657
9,767,486	CNOOC Ltd.	16,330,695
1,064,566	Country Garden Holdings Co. Ltd.	1,649,659
124,275	Country Garden Services Holdings Co. Ltd.(a)	203,030
19,280	Ctrip.com International Ltd. ADR(a)	793,372
1,425,462	Dongfeng Motor Group Co. Ltd., H-Shares	1,429,613
158,294	ENN Energy Holdings Ltd.	1,610,747
747,111	Fosun International Ltd.	1,365,282
8,052,575	GCL-Poly Energy Holdings Ltd.(a)	708,063
385,175	Geely Automobile Holdings Ltd.	878,616
9,467,656	GOME Retail Holdings Ltd.(a)	1,001,402
1,201,402	Great Wall Motor Co. Ltd., H-Shares	861,955
745,176	Guangdong Investment Ltd.	1,283,878
632,855	Guangzhou R&F Properties Co. Ltd., H-Shares	1,137,133
1,069,968	Haitong Securities Co. Ltd., H-Shares	1,079,901
158,326	Hengan International Group Co. Ltd.	1,409,311
4,189,153	Huaneng Power International, Inc., H-Shares	3,144,341
433,719	Huatai Securities Co. Ltd., H-Shares(a)(b)	682,043
36,462,104	Industrial & Commercial Bank of China Ltd., H-Shares	26,996,403
597,700	Inner Mongolia Yitai Coal Co. Ltd., Class B	786,573
26,071	JD.Com, Inc., Class A ADR(a)	934,906
820,918	Jiangxi Copper Co. Ltd., H-Shares	1,035,674
323,519	Kingboard Chemical Holdings Ltd.	1,127,574
1,601,989	Kunlun Energy Co. Ltd.	1,384,131
384,008	Legend Holdings Corp., H-Shares(b)	1,145,102
9,200,012	Lenovo Group Ltd.	5,099,947
438,747	Longfor Properties Co. Ltd.	1,232,852
2,783	NetEase, Inc. ADR	718,014
211,274	New China Life Insurance Co. Ltd., H-Shares	971,944
5,062,138	People’s Insurance Co. Group of China Ltd. (The), H-Shares	2,257,824
12,815,564	PetroChina Co. Ltd., H-Shares	9,782,562
3,089,933	PICC Property & Casualty Co. Ltd., H-Shares	3,484,820
867,307	Ping An Insurance Group Co. of China Ltd., H-Shares	8,046,227
2,704,191	Postal Savings Bank of China Co. Ltd., H-Shares(b)	1,812,638
697,184	Shimao Property Holdings Ltd.	1,976,813
1,822,708	Sino-Ocean Group Holding Ltd.	1,028,985
904,154	Sinopec Engineering Group Co. Ltd., H-Shares	921,766
560,712	Sinopharm Group Co. Ltd., H-Shares	2,372,280
1,608,500	SOHO China Ltd.	756,372
265,754	Sunac China Holdings Ltd.	863,591
124,844	Tencent Holdings Ltd.	5,651,044
849,470	Yangzijiang Shipbuilding Holdings Ltd.	589,693
540,092	Yanzhou Coal Mining Co. Ltd., H-Shares	671,747
5,140,620	Yuexiu Property Co. Ltd.	976,090

		330,780,496

	Hong Kong - 0.2%
286,015	Haier Electronics Group Co. Ltd.(a)	834,665
2,409,669	Skyworth Digital Holdings Ltd.	942,723

		1,777,388

	India - 7.8%
77,000	Axis Bank Ltd. GDR(b)	3,076,150
28,432	GAIL India Ltd. GDR(b)	972,374

52,652	HDFC Bank Ltd. ADR	$5,441,058
575,193	Infosys Ltd. ADR	11,607,395
357,567	Invesco India ETF(c)	9,414,739
641,353	iShares MSCI India ETF	22,851,407
66,030	Larsen & Toubro Ltd. GDR(b)	1,244,005
141,158	Mahindra & Mahindra Ltd. GDR(b)	1,940,923
366,602	Reliance Industries Ltd. GDR(b)	12,537,788
92,397	State Bank of India GDR(a)(b)	3,931,492
142,048	Tata Motors Ltd. ADR(a)	2,585,274
318,242	Tata Steel Ltd. GDR(b)	2,609,584
255,667	Vedanta Ltd. ADR	3,300,661
512,232	Wipro Ltd. ADR(d)	2,591,894

		84,104,744

	Indonesia - 1.4%
4,764,412	PT Astra International Tbk	2,362,382
1,102,800	PT Bank Central Asia Tbk	1,780,005
4,499,206	PT Bank Mandiri Persero Tbk	2,074,877
2,041,398	PT Bank Negara Indonesia Persero Tbk	1,047,597
11,796,241	PT Bank Rakyat Indonesia Persero Tbk	2,511,405
1,648,483	PT Indofood Sukses Makmur Tbk	725,927
7,756,071	PT Perusahaan Gas Negara Persero Tbk	914,377
13,710,610	PT Telekomunikasi Indonesia Persero Tbk	3,394,374
392,312	PT United Tractors Tbk	959,015

		15,769,959

	Malaysia - 2.5%
1,104,100	Axiata Group Bhd	1,192,374
2,147,100	CIMB Group Holdings Bhd	3,084,641
713,700	DiGi.com Bhd	798,852
528,000	Genting Bhd	1,136,531
785,600	Genting Malaysia Bhd	977,893
765,300	IOI Corp. Bhd	869,788
1,895,600	Malayan Banking Bhd	4,574,621
770,600	Petronas Chemicals Group Bhd	1,692,856
709,200	Public Bank Bhd	4,197,627
6,521,600	Sapura Energy Bhd(a)	970,619
1,815,200	Sime Darby Bhd	1,125,290
723,200	Sime Darby Plantation Bhd	934,022
1,498,100	Tenaga Nasional Bhd	5,778,649

		27,333,763

	Mexico - 4.4%
1,622,344	Alfa SAB de CV, Class A	2,204,976
13,455,243	America Movil SAB de CV, Series L	11,516,171
9,125,890	Cemex SAB de CV, Series CPO(a)(e)	6,793,430
189,159	Coca-Cola Femsa SAB de CV, Series L	1,183,068
1,026,649	Fibra Uno Administracion SA de CV REIT	1,476,781
579,312	Fomento Economico Mexicano SAB de CV, Series CPO(f)	5,676,693
407,066	Grupo Bimbo SAB de CV, Series A	865,225
617,025	Grupo Financiero Banorte SAB de CV, Class O	4,297,581
1,321,515	Grupo Mexico SAB de CV, Series B	4,150,318
714,385	Grupo Televisa SAB, Series CPO(g)	2,840,464
38,235	Industrias Penoles SAB de CV	647,550
357,227	Mexichem SAB de CV	1,249,213
1,664,363	Wal-Mart de Mexico SAB de CV	4,855,098

		47,756,568

	Poland - 1.4%
78,730	Bank Polska Kasa Opieki SA	2,408,202
77,617	KGHM Polska Miedz SA	2,048,334
308,202	PGE Polska Grupa Energetyczna SA(a)	828,525
132,557	Polski Koncern Naftowy ORLEN SA	3,358,287
591,770	Polskie Gornictwo Naftowe i Gazownictwo SA(a)	893,323
212,415	Powszechna Kasa Oszczednosci Bank Polski SA(a)	2,422,355

Schedule of Investments

262,652	Powszechny Zaklad Ubezpieczen SA	$3,016,801

		14,975,827

	Russia - 9.4%
5,815,022	Gazprom PJSC ADR	26,068,744
321,713	LUKOIL PJSC ADR	23,092,559
235,296	Magnit PJSC GDR(b)	3,863,560
147,294	MegaFon PJSC GDR(b)	1,406,658
256,706	MMC Norilsk Nickel PJSC ADR	4,441,014
425,601	Mobile TeleSystems PJSC ADR	3,732,521
21,019	Novatek PJSC GDR(b)	3,344,123
995,492	Rosneft Oil Co. PJSC GDR(b)	6,570,247
905,165	RusHydro PJSC ADR	930,509
927,387	Sberbank of Russia PJSC ADR	13,066,883
101,046	Severstal PJSC GDR(b)	1,649,071
315,741	Sistema PJSFC GDR(b)	892,284
368,016	Surgutneftegas PJSC ADR	1,686,249
392,894	Surgutneftegas PJSC (Preference Shares) ADR	2,180,562
92,980	Tatneft PJSC ADR	6,415,620
2,121,161	VTB Bank PJSC GDR(b)	3,309,011

		102,649,615

	South Africa - 6.7%
333,770	Absa Group Ltd.	4,379,939
191,784	AngloGold Ashanti Ltd.	1,683,175
52,887	Aspen Pharmacare Holdings Ltd.	1,029,578
102,897	Barloworld Ltd.	996,075
84,150	Bid Corp. Ltd.	1,692,925
65,022	Bidvest Group Ltd. (The)	929,754
90,233	Exxaro Resources Ltd.	892,083
752,274	FirstRand Ltd.	3,978,244
48,513	Foschini Group Ltd. (The)	637,766
531,006	Gold Fields Ltd.	1,947,478
753,880	Growthpoint Properties Ltd. REIT	1,505,026
487,786	Impala Platinum Holdings Ltd.(a)	725,791
90,245	Imperial Holdings Ltd.	1,470,169
115,395	Investec Ltd.	838,059
415,257	Life Healthcare Group Holdings Ltd.	760,849
430,990	MMI Holdings Ltd.	559,353
37,049	Mr Price Group Ltd.	665,079
734,666	MTN Group Ltd.	6,421,930
15,436	Naspers Ltd., Class N	3,820,480
85,000	Nedbank Group Ltd.	1,770,635
489,151	Netcare Ltd.	1,009,764
1,323,880	Redefine Properties Ltd. REIT	1,074,365
97,762	Remgro Ltd.	1,620,840
426,149	Sanlam Ltd.	2,483,612
228,867	Sappi Ltd.	1,639,788
286,663	Sasol Ltd.	11,340,683
99,394	Shoprite Holdings Ltd.	1,651,767
860,741	Sibanye Gold Ltd.(a)	525,693
71,058	SPAR Group Ltd. (The)	1,039,282
433,839	Standard Bank Group Ltd.	6,751,643
9,050,568	Steinhoff International Holdings NV(a)	1,720,463
225,032	Telkom SA SOC Ltd.	865,683
32,440	Tiger Brands Ltd.	866,800
114,644	Truworths International Ltd.	716,462
191,275	Vodacom Group Ltd.	2,048,006
316,315	Woolworths Holdings Ltd.	1,235,437

		73,294,676

	Taiwan - 15.8%
1,963,000	Acer, Inc.	1,603,025
2,179	Acer, Inc. Rts. expiring 08/23/18(a)	100
1,405,000	ASE Industrial Holding Co. Ltd.	3,598,092
996,000	Asia Cement Corp.	1,327,393
219,738	Asustek Computer, Inc.	1,891,323
9,171,000	AU Optronics Corp.	3,954,308

209,000	Catcher Technology Co. Ltd.	$2,570,344
2,949,440	Cathay Financial Holding Co. Ltd.	5,077,268
293,760	Chailease Holding Co. Ltd.	959,561
765,894	Cheng Shin Rubber Industry Co. Ltd.	1,183,340
5,736,000	China Development Financial Holding Corp.	2,098,491
1,056,016	China Life Insurance Co. Ltd.	1,117,623
2,820,360	China Steel Corp.	2,303,162
1,299,000	Chunghwa Telecom Co. Ltd.	4,497,746
1,607,054	Compal Electronics, Inc.	997,388
6,711,838	CTBC Financial Holding Co. Ltd.	4,549,247
734,506	Delta Electronics, Inc.	2,555,200
2,351,947	E.Sun Financial Holding Co. Ltd.	1,640,232
1,631,000	Far Eastern New Century Corp.	1,736,807
551,000	Far EasTone Telecommunications Co. Ltd.	1,306,677
2,481,506	First Financial Holding Co. Ltd.	1,706,268
1,071,920	Formosa Chemicals & Fibre Corp.	4,219,193
365,000	Formosa Petrochemical Corp.	1,436,679
1,150,280	Formosa Plastics Corp.	4,227,037
510,102	Foxconn Technology Co. Ltd.	1,264,674
2,770,928	Fubon Financial Holding Co. Ltd.	4,588,948
8,087,330	Hon Hai Precision Industry Co. Ltd.	22,137,527
478,233	HTC Corp.(a)	841,992
9,850,490	Innolux Corp.	3,700,289
1,686,000	Inventec Corp.	1,346,531
11,000	Largan Precision Co. Ltd.	1,850,461
1,272,313	Lite-On Technology Corp.	1,670,706
542,091	MediaTek, Inc.	4,497,652
2,763,080	Mega Financial Holding Co. Ltd.	2,459,461
1,224,940	Nan Ya Plastics Corp.	3,397,054
255,000	Novatek Microelectronics Corp.	1,232,769
1,715,106	Pegatron Corp.	3,815,206
713,740	Pou Chen Corp.	784,522
304,200	Powertech Technology, Inc.	859,518
133,000	President Chain Store Corp.	1,461,896
1,235,000	Quanta Computer, Inc.	2,134,040
4,854,908	Shin Kong Financial Holding Co. Ltd.	1,839,581
2,706,000	SinoPac Financial Holdings Co. Ltd.	1,016,496
2,562,702	Taishin Financial Holding Co. Ltd.	1,255,652
1,887,697	Taiwan Cement Corp.	2,426,370
1,566,000	Taiwan Cooperative Financial Holding Co. Ltd.	956,562
458,400	Taiwan Mobile Co. Ltd.	1,579,709
4,156,000	Taiwan Semiconductor Manufacturing Co. Ltd.	33,395,701
1,147,000	Tatung Co. Ltd.(a)	1,461,194
406,000	TPK Holding Co. Ltd.	803,671
1,223,941	Uni-President Enterprises Corp.	3,230,366
7,620,000	United Microelectronics Corp.	4,368,296
1,878,000	Walsin Lihwa Corp.	1,275,965
2,840,449	Wistron Corp.	2,194,310
3,872,671	Yuanta Financial Holding Co. Ltd.	1,783,650

		172,187,273

	Thailand - 3.8%
428,490	Advanced Info Service PCL NVDR	2,601,592
754,496	Bangchak Corp. PCL NVDR	793,729
190,015	Bangkok Bank PCL (Foreign Shares)	1,176,528
1,942,356	Banpu PCL NVDR	1,231,852
2,792,602	Charoen Pokphand Foods PCL NVDR	2,287,298
681,934	CP ALL PCL NVDR	1,537,272
4,046,765	IRPC PCL NVDR	784,540
250,937	Kasikornbank PCL NVDR	1,636,710
356,661	Kasikornbank PCL (Foreign Shares)	2,326,283
3,025,268	Krung Thai Bank PCL NVDR	1,727,685
718,461	PTT Exploration & Production PCL NVDR	2,990,888

Schedule of Investments

858,959	PTT Global Chemical PCL NVDR	$2,110,607
7,266,815	PTT PCL NVDR	11,193,997
298,195	Siam Cement PCL (The) NVDR	4,015,370
825,750	Siam Commercial Bank PCL (The) NVDR	3,474,752
474,928	Thai Oil PCL NVDR	1,145,566
547,325	Thanachart Capital PCL NVDR	843,114

		41,877,783

	Turkey - 1.3%
1,059,688	Akbank Turk AS	1,560,714
57,915	BIM Birlesik Magazalar AS	835,278
512,668	Eregli Demir ve Celik Fabrikalari TAS	1,152,955
764,536	Haci Omer Sabanci Holding AS	1,322,247
527,479	KOC Holding AS	1,494,649
74,601	Tupras Turkiye Petrol Rafinerileri AS	1,635,174
282,332	Turk Hava Yollari AO(a)	993,827
503,984	Turkcell Iletisim Hizmetleri AS	1,328,489
953,318	Turkiye Garanti Bankasi AS	1,380,748
765,897	Turkiye Halk Bankasi AS(a)	1,081,211
1,067,903	Turkiye Is Bankasi AS, Class C	1,105,102
705,641	Turkiye Vakiflar Bankasi TAO, Class D(a)	592,227

		14,482,621

	United Kingdom - 0.1%
34,280	Mondi Ltd.	944,962

	United States - 0.3%
1,315,582	JBS SA	3,158,811

	Total Common Stocks & Other Equity Interests (Cost $978,623,834)	1,074,132,792

	Money Market Fund - 0.3%
3,095,267	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(h) (Cost $3,095,267)	3,095,267

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $981,719,101) - 98.9%	1,077,228,059

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 0.2%
2,635,880	Invesco Government & Agency Portfolio - Institutional Class, 1.82%(h)(i) (Cost $2,635,880)	2,635,880

	Total Investments in Securities (Cost $984,354,981) - 99.1%	1,079,863,939
	Other assets less liabilities - 0.9%	9,477,580

	Net Assets - 100.0%	$1,089,341,519

Investment Abbreviations:

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

GDR - Global Depositary Receipt

NVDR - Non-voting Depositary Receipt

REIT - Real Estate Investment Trust

Rts. - Rights

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2018 was $54,345,373, which represented 4.99% of the Fund’s Net Assets.

(c)

Affiliated company. The Fund’s Adviser also serves as the adviser for Invesco India ETF and therefore, Invesco India ETF is considered to be affiliated with the Fund. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2018.

	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2018	Dividend Income
Invesco India ETF	$9,171,594	$—	$—	$243,145	$—	$9,414,739	$—

(d)	All or a portion of this security was out on loan at July 31, 2018.
(e)	Each CPO for Cemex SAB de CV represents two Series A shares and one Series B share.
(f)	Each CPO for Fomento Economico Mexicano SAB de CV represents one Series B share and four Series D shares.
(g)	Each CPO for Grupo Televisa SAB represents twenty-five Series A shares, twenty-two Series B shares, thirty-five Series D shares and thirty-five Series L shares.
(h)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco Global Agriculture ETF (PAGG)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.9%
	Australia - 4.5%
52,205	Costa Group Holdings Ltd.	$305,428
22,206	Elders Ltd.	123,975
40,641	GrainCorp Ltd., Class A	223,875
49,499	Nufarm Ltd.	263,102
16,522	Select Harvests Ltd.	73,695

		990,075

	Brazil - 0.6%
9,100	SLC Agricola SA	128,143

	Chile - 3.5%
15,971	Sociedad Quimica y Minera de Chile SA (Preference Shares), Series B	769,000

	China - 1.8%
449,880	China Agri-Industries Holdings Ltd.	178,298
260,000	China BlueChemical Ltd., H-Shares	96,417
488,000	China Modern Dairy Holdings Ltd.(a)	81,467
359,394	Sinofert Holdings Ltd.(a)	44,425

		400,607

	France - 0.4%
1,106	Vilmorin & Cie SA	75,703

	Germany - 3.9%
32,457	K+S AG	857,885

	Hong Kong - 0.6%
1,327,480	C.P. Pokphand Co. Ltd.	126,875

	Indonesia - 3.0%
1,611,582	Golden Agri-Resources Ltd.	331,479
78,583	PT Astra Agro Lestari Tbk	59,264
736,399	PT Charoen Pokphand Indonesia Tbk	230,827
571,041	PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	39,799

		661,369

	Ireland - 0.5%
15,478	Origin Enterprises PLC	109,385

	Israel - 3.8%
143,399	Israel Chemicals Ltd.	685,269
676	Israel Corp. Ltd. (The)	151,914

		837,183

	Japan - 2.6%
5,633	Hokuto Corp.	99,939
19,310	Kumiai Chemical Industry Co. Ltd.	174,228
7,684	Sakata Seed Corp.	286,931

		561,098

	Malaysia - 9.6%
141,700	Boustead Plantations Bhd	44,619
297,900	FGV Holdings Bhd	126,782
113,400	Genting Plantations Bhd	260,834
410,490	IOI Corp. Bhd	466,535
69,774	Kuala Lumpur Kepong Bhd	424,995

541,400	Sime Darby Plantation Bhd	$699,225
12,300	United Plantations Bhd	81,697

		2,104,687

	Netherlands - 2.4%
17,171	OCI NV(a)	519,552

	Norway - 6.5%
32,283	Yara International ASA	1,426,074

	Russia - 3.9%
65,233	PhosAgro PJSC GDR(b)	859,119

	Singapore - 4.2%
77,636	First Resources Ltd.	91,820
358,163	Wilmar International Ltd.	823,514

		915,334

	South Korea - 0.3%
3,853	Namhae Chemical Corp.	51,837

	Taiwan - 1.0%
152,099	Taiwan Fertilizer Co. Ltd.	213,636

	United Kingdom - 1.9%
861,500	Sirius Minerals PLC(a)	411,121

	United States - 44.9%
4,206	American Vanguard Corp.	91,270
39,689	Archer-Daniels-Midland Co.	1,915,391
20,557	Bunge Ltd.	1,421,105
21,089	CF Industries Holdings, Inc.	936,773
21,173	Darling Ingredients, Inc.(a)	425,366
19,924	FMC Corp.	1,790,769
4,975	Fresh Del Monte Produce, Inc.	180,593
7,789	Ingredion, Inc.	789,026
14,449	Intrepid Potash, Inc.(a)	61,697
57,637	Mosaic Co. (The)	1,735,450
5,990	Scotts Miracle-Gro Co. (The)	475,786

		9,823,226

	Total Investments in Securities (Cost $20,523,658) - 99.9%	21,841,909
	Other assets less liabilities - 0.1%	19,335

	Net Assets - 100.0%	$21,861,244

Investment Abbreviations:

GDR - Global Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2018 represented 3.93% of the Fund’s Net Assets.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco Global Clean Energy ETF (PBD)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.8%
	Austria - 0.9%
11,978	Verbund AG	$472,581

	Canada - 5.3%
51,605	Ballard Power Systems, Inc.(a)(b)	156,559
53,015	Boralex, Inc., Class A	809,476
52,170	Canadian Solar, Inc.(a)(b)	703,251
37,537	Innergex Renewable Energy, Inc.	388,344
89,093	TransAlta Renewables, Inc.(a)	821,818

		2,879,448

	Chile - 1.4%
15,826	Sociedad Quimica y Minera de Chile SA ADR(a)	763,921

	China - 11.7%
124,986	BYD Co. Ltd., H-Shares	707,184
973,328	China Longyuan Power Group Corp., H-Shares	906,702
455,232	China Power Clean Energy Development Co. Ltd.	215,226
608,778	China Singyes Solar Technologies Holdings Ltd.	193,173
5,278	Daqo New Energy Corp. ADR(a)(b)	186,155
6,727,407	GCL-Poly Energy Holdings Ltd.(b)	591,541
2,287,171	Huaneng Renewables Corp. Ltd., H-Shares	851,078
46,082	JinkoSolar Holding Co. Ltd. ADR(a)(b)	639,157
54,740	Kandi Technologies Group, Inc.(a)(b)	217,592
5,843,659	Shunfeng International Clean Energy Ltd.(b)	249,470
449,098	Wasion Group Holdings Ltd.	240,369
645,828	Xinjiang Goldwind Science & Technology Co. Ltd., H-Shares	822,187
1,980,763	Xinyi Solar Holdings Ltd.	590,658

		6,410,492

	Denmark - 4.1%
10,689	Novozymes A/S, Class B	563,219
14,060	Orsted A/S(c)	867,813
13,036	Vestas Wind Systems A/S	841,666

		2,272,698

	Finland - 0.5%
35,432	Caverion Oyj(a)(b)	297,041

	France - 0.3%
6,730	Albioma SA	149,772

	Germany - 6.2%
24,626	Cropenergies AG	139,746
25,513	Encavis AG	185,079
75,593	Nordex SE(b)	848,920
16,094	OSRAM Licht AG	718,960
88,116	PNE Wind AG	259,813
21,276	Senvion SA(b)	197,409
14,781	SMA Solar Technology AG	624,678
24,289	VERBIO Vereinigte BioEnergie AG	175,916

8,962	Voltabox AG(b)	$220,416

		3,370,937

	Guernsey - 1.5%
570,801	Renewables Infrastructure Group Ltd. (The)	820,629

	Hong Kong - 2.2%
296,985	Canvest Environmental Protection Group Co. Ltd.(c)	163,117
593,235	China High Speed Transmission Equipment Group Co. Ltd.	738,600
14,421,626	FDG Electric Vehicles Ltd.(b)	185,620
2,356,491	Panda Green Energy Group Ltd.(b)	121,621

		1,208,958

	Ireland - 1.5%
17,666	Kingspan Group PLC	821,017

	Italy - 0.5%
97,767	Falck Renewables SpA	258,527

	Japan - 6.8%
19,750	EF-ON, Inc.	248,066
14,769	eRex Co. Ltd.	149,616
171,460	GS Yuasa Corp.	798,023
245,883	Meidensha Corp.	922,556
6,130	Odelic Co. Ltd.	239,855
18,408	Renova, Inc.(b)	348,459
43,467	Takuma Co. Ltd.	531,203
18,622	Tanaka Chemical Corp.(a)(b)	244,545
28,737	West Holdings Corp.	226,168

		3,708,491

	Netherlands - 1.6%
32,328	Signifiy NV(c)	897,218

	New Zealand - 1.4%
96,244	Contact Energy Ltd.	378,723
164,306	Mercury NZ Ltd.	375,848

		754,571

	Norway - 0.7%
404,907	NEL ASA(a)(b)	160,526
26,447	Scatec Solar ASA(c)	203,855

		364,381

	Philippines - 0.2%
1,136,662	Energy Development Corp.(b)	108,947

	South Korea - 4.4%
10,438	CS Wind Corp.	269,663
7,893	Ecopro Co. Ltd.(b)	269,532
3,797	Samsung SDI Co. Ltd.	777,288
54,850	Seoul Semiconductor Co. Ltd.	882,582
102,559	Unison Co. Ltd.(b)	220,034

		2,419,099

	Spain - 4.6%
32,178	Atlantica Yield PLC	661,258
74,931	Audax Renovables SA(a)(b)	166,141
86,317	EDP Renovaveis SA	891,788
58,256	Siemens Gamesa Renewable Energy SA	823,743

		2,542,930

	Sweden - 2.0%
83,552	Nibe Industrier AB, Class B	940,067
95,521	SaltX Technology Holding AB(a)(b)	182,094

		1,122,161

	Switzerland - 3.3%
1,972	Credit Suisse Real Estate Fund Green Property	260,941

Schedule of Investments

305	Gurit Holding AG	$266,182
12,515	Landis+Gyr Group AG	799,570
720,696	Meyer Burger Technology AG(a)(b)	508,127

		1,834,820

	Taiwan - 4.7%
322,000	Advanced Lithium Electrochemistry Cayman Co. Ltd.(b)	212,465
682,131	Epistar Corp.	842,247
186,000	Everlight Electronics Co. Ltd.	244,849
33,000	Gigasolar Materials Corp.	158,457
359,000	Lextar Electronics Corp.	241,569
341,000	Motech Industries, Inc.(b)	148,144
547,241	Neo Solar Power Corp.(b)	179,649
159,000	Sino-American Silicon Products, Inc.(b)	545,339

		2,572,719

	Thailand - 3.8%
1,255,366	BCPG PCL NVDR	667,868
528,286	Energy Absolute PCL NVDR	567,665
299,142	SPCG PCL NVDR	187,020
29,008,640	Super Energy Corp. PCL NVDR(b)	636,499

		2,059,052

	United Kingdom - 3.6%
37,535	Dialight PLC(b)	260,954
125,664	Drax Group PLC	599,687
411,222	GCP Infrastructure Investments Ltd.	661,330
145,199	Greencoat UK Wind PLC	238,081
19,714	Ricardo PLC	208,430

		1,968,482

	United States - 26.6%
7,180	Acuity Brands, Inc.	998,235
20,415	Ameresco, Inc., Class A(b)	273,561
18,291	Cree, Inc.(b)	862,421
28,123	Enphase Energy, Inc.(a)(b)	167,332
12,376	First Solar, Inc.(b)	647,883
26,423	Green Plains, Inc.	438,622
45,929	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	899,749
14,663	Itron, Inc.(b)	897,376
48,646	LSI Industries, Inc.	237,879
39,220	Maxwell Technologies, Inc.(a)(b)	180,020
48,622	NRG Yield, Inc., Class C	904,369
7,281	Ormat Technologies, Inc.	394,994
43,923	Pattern Energy Group, Inc., Class A	815,650
71,501	Plug Power, Inc.(a)(b)	143,002
1,533,108	REC Silicon ASA(a)(b)	153,550
8,622	Renewable Energy Group, Inc.(b)	147,005
13,019	SolarEdge Technologies, Inc.(b)	693,262
79,174	SunPower Corp.(a)(b)	574,803
46,979	Sunrun, Inc.(b)	664,283
55,456	TerraForm Power, Inc., Class A	567,315
2,613	Tesla, Inc.(a)(b)	779,040
28,917	TPI Composites, Inc.(b)	891,222
10,084	Universal Display Corp.	971,089
57,351	Veeco Instruments, Inc.(b)	840,192
34,799	Vivint Solar, Inc.(a)(b)	198,354
8,209	Willdan Group, Inc.(b)	228,867

		14,570,075

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $49,623,634) - 99.8%	54,648,967

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 11.9%
6,496,463	Invesco Government & Agency Portfolio - Institutional Class, 1.82%(d)(e) (Cost $6,496,463)	$6,496,463

	Total Investments in Securities (Cost $56,120,097) - 111.7%	61,145,430
	Other assets less liabilities - (11.7)%	(6,422,638)

	Net Assets - 100.0%	$54,722,792

Investment Abbreviations:

ADR - American Depositary Receipt

NVDR - Non-voting Depositary Receipt

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at July 31, 2018.
(b)	Non-income producing security.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2018 was $2,132,003, which represented 3.90% of the Fund’s Net Assets.

(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco Global Gold and Precious Metals ETF (PSAU)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.2%
	Australia - 16.0%
253,721	Evolution Mining Ltd.	$526,239
134,753	Newcrest Mining Ltd.	2,166,793
124,112	Northern Star Resources Ltd.	664,307
125,015	OceanaGold Corp.	384,071
43,802	Orocobre Ltd.(a)	150,438
102,177	Regis Resources Ltd.	338,774
150,199	Resolute Mining Ltd.	142,364
147,445	Saracen Mineral Holdings Ltd.(a)	205,520
104,634	St. Barbara Ltd.	320,474

		4,898,980

	Brazil - 1.9%
180,675	Yamana Gold, Inc.	575,884

	Canada - 49.3%
28,854	Agnico Eagle Mines Ltd.	1,207,790
78,829	Alamos Gold, Inc., Class A	427,445
169,445	B2Gold Corp.(a)	421,660
196,723	Barrick Gold Corp.	2,202,935
43,147	Centerra Gold, Inc.(a)	195,852
35,442	Detour Gold Corp.(a)	348,976
160,841	Eldorado Gold Corp.(a)(b)	175,418
33,573	First Majestic Silver Corp.(a)(b)	222,531
30,397	Fortuna Silver Mines, Inc.(a)	165,759
31,249	Franco-Nevada Corp.	2,290,153
164,024	Goldcorp, Inc.	2,048,410
35,107	Guyana Goldfields, Inc.(a)	107,856
85,982	IAMGOLD Corp.(a)	472,175
253,196	Kinross Gold Corp.(a)	913,995
35,081	Kirkland Lake Gold Ltd.	766,016
15,415	MAG Silver Corp.(a)	143,968
117,235	New Gold, Inc.(a)	145,868
43,090	NovaGold Resources, Inc.(a)	185,664
18,037	Osisko Gold Royalties Ltd.	171,088
29,195	Pan American Silver Corp.	479,856
33,244	Premier Gold Mines Ltd.(a)	62,811
35,460	Sandstorm Gold Ltd.(a)	156,874
65,959	SEMAFO, Inc.(a)	193,520
24,294	SSR Mining, Inc.(a)	252,270
17,197	Torex Gold Resources, Inc.(a)	126,930
59,246	Wheaton Precious Metals Corp.	1,240,435

		15,126,255

	China - 2.1%
48,983	China Gold International Resources Corp. Ltd.(a)	85,400
176,258	Zhaojin Mining Industry Co. Ltd., H-Shares	142,181
1,161,119	Zijin Mining Group Co. Ltd., H-Shares	429,104

		656,685

	Japan - 0.5%
8,117	Asahi Holdings, Inc.	162,282

	Jersey Island - 5.4%
233,908	Centamin PLC	365,127
48,750	Highland Gold Mining Ltd.	82,429

16,298	Randgold Resources Ltd.	$1,212,184

		1,659,740

	Mexico - 1.7%
37,318	Fresnillo PLC	508,610

	Monaco - 0.8%
13,682	Endeavour Mining Corp.(a)	250,101

	Peru - 0.4%
50,512	Hochschild Mining PLC	115,622

	Russia - 1.3%
44,923	Polymetal International PLC	391,516

	South Africa - 7.1%
12,565	Anglo American Platinum Ltd.	388,017
69,178	AngloGold Ashanti Ltd.	607,135
131,468	Gold Fields Ltd.	482,162
82,798	Harmony Gold Mining Co. Ltd.	137,673
90,793	Impala Platinum Holdings Ltd.(a)	135,094
92,938	Northam Platinum Ltd.(a)	250,176
289,165	Sibanye Gold Ltd.(a)	176,606

		2,176,863

	Turkey - 0.3%
9,260	Koza Altin Isletmeleri AS(a)	80,660

	United Kingdom - 0.1%
29,905	Acacia Mining PLC(a)	47,976

	United States - 13.3%
59,509	Alacer Gold Corp.(a)	128,891
32,423	Coeur Mining, Inc.(a)	226,961
68,981	Hecla Mining Co.	220,739
66,496	Newmont Mining Corp.	2,439,073
9,281	Royal Gold, Inc.	785,265
63,400	Tahoe Resources, Inc.	284,375

		4,085,304

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $35,927,894) - 100.2%	30,736,478

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 0.9%
285,769	Invesco Government & Agency Portfolio - Institutional Class, 1.82%(c)(d) (Cost $285,769)	285,769

	Total Investments in Securities (Cost $36,213,663) - 101.1%	31,022,247
	Other assets less liabilities - (1.1)%	(334,765)

	Net Assets - 100.0%	$30,687,482

Schedule of Investments

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at July 31, 2018.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco Global Water ETF (PIO)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Brazil - 1.7%
471,441	Cia de Saneamento Basico do Estado de Sao Paulo	$3,137,376

	Canada - 0.6%
42,834	Stantec, Inc.	1,117,566

	Cayman Islands - 0.1%
9,454	Consolidated Water Co. Ltd.	132,829

	China - 2.9%
5,429,678	Beijing Enterprises Water Group Ltd.	2,961,460
2,726,412	CT Environmental Group Ltd.	340,491
1,149,112	Guangdong Investment Ltd.	1,979,826

		5,281,777

	Finland - 0.2%
25,125	Uponor Oyj	382,756

	France - 7.2%
413,556	Suez	5,857,384
321,540	Veolia Environnement SA	7,349,419

		13,206,803

	Hong Kong - 0.3%
466,518	China Water Affairs Group Ltd.	612,342

	Italy - 1.2%
30,484	ACEA SpA	482,586
508,504	Hera SpA	1,687,350

		2,169,936

	Japan - 5.6%
94,962	Kurita Water Industries Ltd.	2,765,554
13,628	METAWATER Co. Ltd.	399,928
66,621	Miura Co. Ltd.	1,739,621
4,434	Torishima Pump Manufacturing Co. Ltd.	40,324
115,180	TOTO Ltd.	5,360,799

		10,306,226

	Netherlands - 2.1%
66,321	Aalberts Industries NV	3,010,838
47,661	Arcadis NV(a)	872,177

		3,883,015

	Singapore - 0.1%
113,304	CITIC Envirotech Ltd.	52,020
281,967	SIIC Enviornment Holdings Ltd.(b)	77,674

		129,694

	South Korea - 1.1%
25,002	Coway Co. Ltd.	2,096,444

	Spain - 2.1%
44,933	Acciona SA	3,865,231

	Switzerland - 11.9%
131,986	Ferguson PLC	10,405,277
25,662	Geberit AG	11,449,399

		21,854,676

	Taiwan - 0.1%

82,000	Forest Water Environment Engineering Co. Ltd.	$185,085

	United Kingdom - 21.0%
188,652	Halma PLC	3,481,824
150,243	HomeServe PLC	1,994,463
396,203	Pennon Group PLC	3,905,173
293,537	Pentair PLC	13,106,427
132,660	Polypipe Group PLC	653,607
241,468	Severn Trent PLC	6,127,448
31,470	Spirax-Sarco Engineering PLC	2,866,951
673,747	United Utilities Group PLC	6,356,204

		38,492,097

	United States - 41.8%
77,795	A.O. Smith Corp.	4,631,136
72,115	American Water Works Co., Inc.	6,364,149
146,787	Danaher Corp.	15,057,410
102,155	Ecolab, Inc.	14,373,208
129,823	HD Supply Holdings, Inc.(b)	5,709,616
24,866	IDEX Corp.	3,818,920
265,646	Reliance Worldwide Corp. Ltd.	1,175,013
26,429	Roper Technologies, Inc.	7,978,915
47,956	Toro Co. (The)	2,886,472
37,839	Waters Corp.(b)	7,464,500
96,041	Xylem, Inc.	7,352,899

		76,812,238

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $152,162,508) - 100.0%	183,666,091

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 0.4%
772,098	Invesco Government & Agency Portfolio - Institutional Class, 1.82%(c)(d) (Cost $772,098)	772,098

	Total Investments in Securities (Cost $152,934,606) - 100.4%	184,438,189
	Other assets less liabilities - (0.4)%	(767,194)

	Net Assets - 100.0%	$183,670,995

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at July 31, 2018.
(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco International BuyBack Achievers™ ETF (IPKW)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 97.3%
	Australia - 7.7%
1,141,582	Coca-Cola Amatil Ltd.	$8,130,086
777,967	Crown Resorts Ltd.	7,807,598
1,704,989	Qantas Airways Ltd.	8,517,524

		24,455,208

	Brazil - 0.8%
1,313,494	Minerva SA(a)	2,636,323

	Canada - 20.0%
118,970	Canadian Tire Corp. Ltd., Class A	16,188,875
245,052	CGI Group, Inc., Class A(a)	15,806,042
14	Dollarama, Inc.	505
435,700	Dream Office Real Estate Investment Trust REIT	8,024,644
267,006	Magna International, Inc.	16,250,043
109,807	Methanex Corp.	7,578,538
9	West Fraser Timber Co. Ltd.	558

		63,849,205

	China - 2.4%
7,765,000	CAR, Inc.(a)	7,698,553

	Denmark - 4.5%
495,812	Danske Bank A/S	14,425,250
9	GN Store Nord A/S	430

		14,425,680

	Germany - 5.3%
130,574	AURELIUS Equity Opportunities SE & Co. KGaA	8,066,687
230,053	GEA Group AG	8,990,399

		17,057,086

	India - 5.1%
813,398	Infosys Ltd. ADR	16,414,372

	Indonesia - 2.6%
274,068,000	Waskita Beton Precast Tbk PT	8,134,612

	Japan - 29.6%
1,017,800	Astellas Pharma, Inc.	16,525,384
396,700	Bridgestone Corp.	15,571,733
9	Broadleaf Co. Ltd.	55
272,300	Doutor Nichires Holdings Co. Ltd.	5,115,659
38	J Trust Co. Ltd.	303
188,500	JAFCO Co. Ltd.	6,878,886
28	Marui Group Co. Ltd.	554
27	Nihon Unisys Ltd.	621
289,200	Nissan Shatai Co. Ltd.	2,710,120
139,300	Pilot Corp.	8,014,043
3,695	Qol Co. Ltd.	60,604
2,293,900	Rakuten, Inc.	16,125,334
170,300	Ryosan Co. Ltd.	6,412,493
38	SoftBank Group Corp.	3,144
18	Star Micronics Co. Ltd.	322
619,700	TSI Holdings Co. Ltd.	4,412,193
374,517	Tsugami Corp.	3,583,239

246,000	Yurtec Corp.	$2,019,600
329,300	ZERIA Pharmaceutical Co. Ltd.	7,272,017

		94,706,304

	Mexico - 2.9%
5,884,400	Corp. Inmobiliaria Vesta SAB de CV	9,312,735

	Netherlands - 2.5%
140,334	ASM International NV	8,117,942

	South Korea - 2.0%
6,169	Lotte Food Co. Ltd.	4,874,980
49,832	Samsung Card Co. Ltd.	1,576,948

		6,451,928

	Taiwan - 4.4%
7,243,000	Lextar Electronics Corp.	4,873,777
8,253,000	Taiwan mask Corp.(a)	9,273,639

		14,147,416

	United Kingdom - 7.5%
5,640,627	Hansteen Holdings PLC REIT	8,139,006
1,225,507	Paragon Group of Cos. PLC (The)	8,005,647
90,508	Sole Realisation Co. PLC(a)(b)	0
1,471,591	Sports Direct International PLC(a)	7,982,040

		24,126,693

	Total Common Stocks & Other Equity Interests (Cost $310,060,697)	311,534,057

	Money Market Fund - 3.3%
10,590,756	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(c) (Cost $10,590,756)	10,590,756

	Total Investments in Securities (Cost $320,651,453) - 100.6%	322,124,813
	Other assets less liabilities - (0.6)%	(1,841,705)

	Net Assets - 100.0%	$320,283,108

Investment Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security valued using significant unobservable inputs (level 3). See Additional Valuation Information.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco S&P International Developed Quality ETF (IDHQ)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.9%
	Australia - 7.1%
7,799	Aristocrat Leisure Ltd.	$186,688
4,388	BlueScope Steel Ltd.	57,608
1,130	CIMIC Group Ltd.	40,599
4,446	Coca-Cola Amatil Ltd.	31,663
621	Cochlear Ltd.	93,882
4,295	Computershare Ltd.	58,079
5,187	Crown Resorts Ltd.	52,056
4,509	CSL Ltd.	659,035
575	Domino’s Pizza Enterprises Ltd.	21,351
15,246	Fortescue Metals Group Ltd.	49,529
22,275	Insurance Australia Group Ltd.	133,136
31,083	Medibank Private Ltd.	71,863
362	REA Group Ltd.	23,359
9,880	Rio Tinto PLC	543,871
2,862	SEEK Ltd.	45,467
42,068	South32 Ltd.	111,646
36,649	Telstra Corp. Ltd.	77,375
11,830	Woolworths Group Ltd.	264,624

		2,521,831

	Austria - 0.1%
163	Lenzing AG	20,693

	Belgium - 1.3%
540	Colruyt SA	32,299
3,171	KBC Group NV	243,985
590	Solvay SA	80,941
1,049	UCB SA	90,164

		447,389

	Canada - 4.7%
2,228	Air Canada(a)	40,265
7,683	Canadian National Railway Co.	685,215
1,448	Canadian Pacific Railway Ltd.	286,909
2,024	CGI Group, Inc., Class A(a)	130,549
2,103	CI Financial Corp.	36,714
262	Constellation Software, Inc.	189,765
1,926	Gildan Activewear, Inc.	49,570
720	Methanex Corp.	49,692
3,077	Metro, Inc.	103,654
1,970	Saputo, Inc.	65,621
471	West Fraser Timber Co. Ltd.	29,229

		1,667,183

	Chile - 0.1%
6,087	Lundin Mining Corp.	33,661

	Denmark - 6.1%
856	Chr. Hansen Holding A/S	88,702
1,010	Coloplast A/S, Class B	110,244
1,809	DSV A/S	151,828
521	Genmab A/S(a)	89,353
556	H. Lundbeck A/S	40,282
22,576	Novo Nordisk A/S, Class B	1,128,047
2,553	Novozymes A/S, Class B	134,521
1,737	Orsted A/S(b)	107,211
1,200	Pandora A/S	85,374

2,976	Vestas Wind Systems A/S	$192,145
868	William Demant Holding A/S(a)	41,524

		2,169,231

	Finland - 2.3%
1,493	Elisa Oyj	64,932
3,490	Fortum Oyj	87,713
4,940	Kone Oyj, Class B	270,448
1,168	Neste Oyj	96,511
1,226	Orion Oyj, Class B	42,260
4,458	UPM-Kymmene Oyj	158,360
3,700	Wartsila Oyj Abp	80,047

		800,271

	France - 5.9%
2,166	Bureau Veritas SA	55,831
23	Dassault Aviation SA	42,520
1,644	Essilor International Cie Generale d’Optique SA	242,754
310	Hermes International	196,447
621	Kering SA	331,330
2,247	L’Oreal SA	550,797
1,960	Publicis Groupe SA	125,352
3,677	Safran SA	456,256
812	Thales SA	106,836

		2,108,123

	Germany - 11.8%
1,739	adidas AG	384,867
7,805	BASF SE	750,305
8,755	Bayer AG	975,824
878	Continental AG	202,379
1,226	Covestro AG(b)	117,771
1,868	Deutsche Lufthansa AG	52,456
490	Hannover Rueck SE	65,359
201	HOCHTIEF AG	36,147
8,770	Infineon Technologies AG	232,522
1,188	Merck KGaA	122,155
2,315	ProSiebenSat.1 Media SE	62,678
9,248	SAP SE	1,080,440
5,311	TUI AG	113,627

		4,196,530

	Hong Kong - 2.4%
1,974	ASM Pacific Technology Ltd.	23,759
12,414	Bank of East Asia Ltd. (The)	49,358
12,657	Chow Tai Fook Jewellery Group Ltd.	12,500
2,553	Dairy Farm International Holdings Ltd.	20,858
6,828	Hang Seng Bank Ltd.	185,859
12,000	Hong Kong Exchanges & Clearing Ltd.	354,167
13,448	Power Assets Holdings Ltd.	95,198
11,628	Techtronic Industries Co. Ltd.	64,755
1,759	VTech Holdings Ltd.	19,681
13,448	Wharf Holdings Ltd. (The)	44,472

		870,607

	Ireland - 0.5%
1,792	Glanbia PLC	29,501
1,197	Kingspan Group PLC	55,630
796	Ryanair Holdings PLC ADR(a)	83,898

		169,029

	Israel - 0.6%
1,267	Check Point Software Technologies Ltd.(a)	142,753
5,413	Israel Chemicals Ltd.	25,868
10,360	Israel Discount Bank Ltd., Class A(a)	32,723

		201,344

	Italy - 1.1%
4,790	Davide Campari-Milano SpA	40,409
1,149	Ferrari NV	152,991
4,584	Finecobank Banca Fineco SpA	53,903
1,664	Moncler SpA	73,440

Schedule of Investments

741	Recordati SpA	$27,727
609	Salvatore Ferragamo SpA	14,098
8,174	UnipolSai Assicurazioni SpA	18,635

		381,203

	Japan - 13.9%
1,759	Advantest Corp.	41,547
16,858	Astellas Pharma, Inc.	273,713
6,759	Chiba Bank Ltd. (The)	48,063
298	Disco Corp.	50,501
708	Fast Retailing Co. Ltd.	308,335
7,224	GungHo Online Entertainment, Inc.	15,359
3,414	Gunma Bank Ltd. (The)	18,116
2,468	Haseko Corp.	32,608
724	Hisamitsu Pharmaceutical Co., Inc.	52,777
593	Hoshizaki Corp.	59,650
3,159	Hoya Corp.	189,077
4,762	Japan Exchange Group, Inc.	84,443
658	Kagome Co. Ltd.	20,044
8,888	Kajima Corp.	69,157
1,730	Kakaku.com, Inc.	36,349
363	Kaken Pharmaceutical Co. Ltd.	18,776
4,023	Kao Corp.	292,435
10,328	Kirin Holdings Co. Ltd.	263,597
1,276	Koito Manufacturing Co. Ltd.	81,731
879	Konami Holdings Corp.	41,225
310	Kose Corp.	59,236
1,759	M3, Inc.	66,705
586	McDonald’s Holdings Co. Japan Ltd.	27,955
621	Miraca Holdings, Inc.	17,974
1,593	Mitsubishi Gas Chemical Co., Inc.	35,435
621	Mixi, Inc.	16,293
724	MonotaRO Co. Ltd.	36,284
3,924	MS&AD Insurance Group Holdings, Inc.	119,606
931	NH Foods Ltd.	36,927
1,634	Nihon M&A Center, Inc.	43,441
3,207	Nikon Corp.	53,918
1,265	Nissan Chemical Industries Ltd.	56,447
1,232	Nitto Denko Corp.	88,950
1,025	Nomura Research Institute Ltd.	49,080
10,448	NTT DoCoMo, Inc.	268,154
2,369	Olympus Corp.	95,763
517	Oracle Corp. Japan	43,322
910	Otsuka Corp.	35,444
1,251	Pigeon Corp.	60,013
207	Ryohin Keikaku Co. Ltd.	66,294
3,414	Santen Pharmaceutical Co. Ltd.	56,880
424	Seria Co. Ltd.	19,469
2,495	Shionogi & Co. Ltd.	135,426
3,517	Shiseido Co. Ltd.	257,947
1,655	Showa Shell Sekiyu K.K.	27,086
6,044	Subaru Corp.	175,694
1,862	Sumitomo Dainippon Pharma Co. Ltd.	35,979
621	Sundrug Co. Ltd.	24,798
2,046	Suruga Bank Ltd.	18,296
931	Suzuken Co. Ltd.	40,628
2,430	Taisei Corp.	134,807
1,528	Tokyo Electron Ltd.	261,469
2,803	Tosoh Corp.	45,573
979	Toyota Boshoku Corp.	18,060
984	Trend Micro, Inc.	57,929
3,435	Unicharm Corp.	104,241
17,379	Yahoo! Japan Corp.	65,982
1,448	Yamaha Corp.	67,523
2,379	Yaskawa Electric Corp.	77,997
544	Zenkoku Hosho Co. Ltd.	23,910

		4,924,438

	Macau - 0.4%

30,196	Sands China Ltd.	$155,460

	Mexico - 0.1%
1,559	Fresnillo PLC	21,248

	Netherlands - 2.8%
10,868	Koninklijke Ahold Delhaize NV	276,639
1,900	Koninklijke DSM NV	202,613
8,143	Koninklijke Philips NV	357,671
2,679	Wolters Kluwer NV	161,618

		998,541

	New Zealand - 0.3%
4,948	Fisher & Paykel Healthcare Corp. Ltd.	49,855
17,444	Spark New Zealand Ltd.	45,960
4,240	Z Energy Ltd.	20,726

		116,541

	Norway - 1.0%
9,445	DNO ASA(a)	20,027
2,718	Leroy Seafood Group ASA	21,404
3,349	Marine Harvest ASA	73,312
10,225	Orkla ASA	86,596
667	Salmar ASA	34,073
5,890	Telenor ASA	115,309

		350,721

	Portugal - 0.3%
3,669	Galp Energia SGPS SA	75,513
2,052	Jeronimo Martins SGPS SA	30,564
2,711	Navigator Co. SA (The)	15,492

		121,569

	Singapore - 0.5%
18,045	ComfortDelGro Corp. Ltd.	31,151
51,931	Genting Singapore Ltd.	48,829
5,484	SATS Ltd.	20,908
15,363	Singapore Technologies Engineering Ltd.	38,596
12,724	StarHub Ltd.	16,077
2,623	Venture Corp. Ltd.	32,140

		187,701

	South Korea - 6.8%
1,467	BGF Co. Ltd.	12,471
142	BGF Retail Co. Ltd.	21,453
562	Coway Co. Ltd.	47,124
311	Hyundai Heavy Industries Co. Ltd.(a)	29,608
208	Hyundai Mipo Dockyard Co. Ltd.(a)	17,385
474	ING Life Insurance Korea Ltd.(a)(b)	17,881
221	Kakao M Corp.	17,840
1,053	KT&G Corp.	104,015
83	LG Household & Health Care Ltd.	89,778
43	Medy-Tox, Inc.	27,592
94	Pearl Abyss Corp.(a)	18,403
37,829	Samsung Electronics Co. Ltd.	1,564,020
5,821	SK Hynix, Inc.	449,070

		2,416,640

	Spain - 3.1%
2,134	ACS Actividades de Construccion y Servicios SA	93,683
601	Aena SME SA(b)	109,277
5,330	Amadeus IT Group SA	455,255
2,562	Endesa SA	59,294
11,622	Industria de Diseno Textil SA	381,433

		1,098,942

	Sweden - 3.2%
2,409	Alfa Laval AB	66,267
7,056	Atlas Copco AB, Class A	202,207
1,157	Axfood AB	23,459
2,504	Boliden AB	74,665
1,832	Getinge AB, Class B	19,766

Schedule of Investments

8,374	Hennes & Mauritz AB, Class B	$130,377
2,099	Hexpol AB, Class B	22,575
11,412	Sandvik AB	208,912
3,219	SKF AB, Class B	66,237
6,137	Svenska Cellulosa AB SCA, Class B	63,601
1,536	Swedish Orphan Biovitrum AB(a)	41,570
13,026	Volvo AB, Class B	228,526

		1,148,162

	Switzerland - 8.4%
2,320	Ferguson PLC	182,900
360	Geberit AG	160,618
65	Givaudan SA	152,520
550	Kuehne + Nagel International AG	87,972
238	Partners Group Holding AG	180,904
8,224	Roche Holding AG	2,019,034
298	Schindler Holding AG-PC	69,473
53	SGS SA	138,443

		2,991,864

	United Kingdom - 14.9%
3,118	Admiral Group PLC	81,024
4,541	Ashtead Group PLC	139,445
7,819	Barratt Developments PLC	54,770
1,522	Berkeley Group Holdings PLC (The)	74,529
5,253	Burberry Group PLC	145,186
17,837	Compass Group PLC	383,605
25,540	Diageo PLC	938,729
11,198	Direct Line Insurance Group PLC	50,515
8,068	Experian PLC	198,329
2,718	IMI PLC	44,282
8,998	International Consolidated Airlines Group SA	83,802
1,983	Intertek Group PLC	152,951
34,086	ITV PLC	73,708
75,173	Legal & General Group PLC	259,044
2,957	Mondi PLC	81,340
41,105	National Grid PLC	438,527
1,342	Next PLC	104,496
7,144	Pearson PLC	86,646
3,090	Persimmon PLC	100,603
10,975	RELX PLC	239,341
17,923	Rentokil Initial PLC	79,771
8,636	RSA Insurance Group PLC	72,977
6,937	Smith & Nephew PLC	120,160
4,312	St. James’s Place PLC	68,186
26,579	Standard Life Aberdeen PLC	108,884
29,285	Taylor Wimpey PLC	67,206
16,593	Unilever NV CVA	955,977
1,415	Whitbread PLC	72,667

		5,276,700

	United States - 0.2%
455	ICON PLC(a)	63,318

	Total Investments in Securities (Cost $33,152,789) - 99.9%	35,458,940
	Other assets less liabilities - 0.1%	18,878

	Net Assets - 100.0%	$35,477,818

Investment Abbreviations:

ADR - American Depositary Receipt

CVA - Dutch Certificates

PC - Participation Certificate

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2018 was $352,140, which represented less than 1% of the Fund’s Net Assets.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco 1-30 Laddered Treasury ETF (PLW)

July 31, 2018

(Unaudited)

Principal Amount		Value
	Long-Term Investments - 94.9%
	U.S. Treasury Securities - 94.9%
	U.S. Treasury Bonds - 91.6%
$4,458,200	8.500%, 02/15/2020	$4,851,427
4,321,200	7.875%, 02/15/2021	4,864,473
4,139,300	7.125%, 02/15/2023	4,891,327
4,235,800	6.250%, 08/15/2023	4,910,963
3,832,300	7.625%, 02/15/2025	4,903,473
4,084,700	6.000%, 02/15/2026	4,934,669
3,855,800	6.625%, 02/15/2027	4,928,345
3,884,900	6.125%, 11/15/2027	4,879,040
4,111,700	5.250%, 02/15/2029	4,956,686
3,694,300	6.250%, 05/15/2030	4,888,886
11,903,900	5.375%, 02/15/2031	14,868,715
12,428,500	4.500%, 02/15/2036	14,969,546
4,004,100	4.750%, 02/15/2037	4,996,210
4,173,700	4.375%, 02/15/2038	5,004,772
4,688,400	3.500%, 02/15/2039	5,023,089
4,015,800	4.625%, 02/15/2040	5,012,377
3,935,600	4.750%, 02/15/2041	5,016,583
4,994,400	3.125%, 02/15/2042	5,041,320
5,007,800	3.125%, 02/15/2043	5,048,391
4,605,000	3.625%, 02/15/2044	5,047,152
5,671,500	2.500%, 02/15/2045	5,074,220
5,691,900	2.500%, 02/15/2046	5,075,796
5,150,700	3.000%, 02/15/2047	5,070,824
5,152,000	3.000%, 02/15/2048	5,069,588

		139,327,872

	U.S. Treasury Notes - 3.3%
5,115,200	2.000%, 02/15/2022	4,978,728

	Total Long-Term Investments (Cost $153,827,884)	144,306,600

	Short- Term Investments - 3.3%
	U.S. Treasury Securities - 3.2%
	U.S. Treasury Bonds - 3.2%
4,693,200	8.875%, 02/15/2019 (Cost $4,867,818)	4,855,537

Number of Shares
	Money Market Fund - 0.1%
127,303	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(a) (Cost $127,303)	127,303

	Total Short-Term Investments (Cost $4,995,121)	4,982,840

	Total Investments in Securities (Cost $158,823,005) - 98.2%	149,289,440
	Other assets less liabilities - 1.8%	2,811,959

	Net Assets - 100.0%	$152,101,399

Notes to Schedule of Investments:

(a)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco California AMT-Free Municipal Bond ETF (PWZ)

July 31, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds - 98.4%
	Ad Valorem Property Tax - 21.6%
$775,000	California State Ref. Ser. 12	5.000%	02/01/2038	$846,564
1,500,000	California State Ref. Ser. 15	5.000	08/01/2035	1,731,030
1,000,000	California State Various Purpose Ser. 09	5.500	11/01/2039	1,047,430
1,540,000	California State Various Purpose Ser. 09	6.000	11/01/2039	1,623,699
1,965,000	California State Various Purpose Ser. 13	5.000	11/01/2043	2,209,210
800,000	Centinela Valley California Union High School District (Election 2010) Ser. 12B AGM	5.000	08/01/2050	883,976
4,750,000	Chabot-Las Positas California Community College District (Election 2016) Ser. 17A	4.000	08/01/2047	4,939,383
2,000,000	Chaffey California Joint Union High School District (Election 2012) Ser. 15B	5.000	08/01/2044	2,254,660
1,500,000	Coachella Valley California Unified School District (2005 Election) Ser. 16E AGM	4.000	08/01/2045	1,547,685
2,745,000	Contra Costa California Community College District (Election of 2006) Ser. 13	5.000	08/01/2038	3,065,506
2,000,000	Jurupa California Unified School District Ser. 17B	4.000	08/01/2041	2,086,040
250,000	Los Angeles California Community College District (2008 Election) Ser. 17J	4.000	08/01/2041	264,125
1,000,000	Los Angeles California Community College District Ref. Ser. 16	5.000	08/01/2036	1,157,430
1,215,000	Los Angeles California Community College District Ref. Ser.16	4.000	08/01/2037	1,287,511
1,000,000	Los Angeles California Unified School District (Election 2008) Ser. 18B-1	5.000	07/01/2038	1,177,310
3,000,000	Madera California Unified School District Election 2014 Ser. 17	4.000	08/01/2046	3,103,200
5,000,000	Marin California Healthcare District (Election 2013) Ser. 17A	5.000	08/01/2041	5,834,900
3,000,000	Morgan Hill California Unified School District (Election 2012) Ser. 17B	4.000	08/01/2047	3,136,140
1,500,000	Oakland California Unified School District (Alameda County) Ser. 15A	5.000	08/01/2040	1,709,400
1,100,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.000	07/01/2031	1,145,430
1,000,000	San Diego California Community College District (Election of 2006) Ser. 13	5.000	08/01/2043	1,118,750
1,000,000	San Diego California Unified School District (Election 2012) Ser. 13C	5.000	07/01/2035	1,126,240
1,000,000	San Diego California Unified School District (Election 2012) Ser. 16F	5.000	07/01/2040	1,148,910
3,000,000	San Diego California Unified School District (Election 2012) Ser. 17I	5.000	07/01/2047	3,478,890
5,000,000	San Rafael California High School District (Election 2015) Ser. 18B	4.000	08/01/2047	5,196,500
1,000,000	Simi Valley California Unified School District (Election 2016) Ser. 17A	4.000	08/01/2046	1,043,020

				54,162,939

	College & University Revenue - 9.3%
1,500,000	California State Educational Facilities Auth. (Pepperdine University) Rev. Ref. Ser. 16	5.000	10/01/2046	1,705,080
1,000,000	California State Municipal Financing Auth. (Pomona College) Rev. Ref. Ser. 17A	5.000	01/01/2048	1,171,000
2,940,000	California State University Systemwide Rev. Ser. 12A	5.000	11/01/2037	3,263,135
2,000,000	California State University Systemwide Rev. Ser. 14A	5.000	11/01/2039	2,282,480
2,100,000	California State University Systemwide Rev. Ser. 15A	5.000	11/01/2038	2,415,903
3,000,000	California State University Systemwide Rev. Ser. 18A	5.000	11/01/2048	3,499,860
1,500,000	California Statewide Communities Development Auth. Student Housing (University of California, Irvine Campus Apartments Phase IV) Rev. Ser. 17A	5.000	05/15/2047	1,679,685
745,000	University of California (Limited Project) Rev. Ser. 12G(a)	5.000	05/15/2022	835,346
755,000	University of California (Limited Project) Rev. Ser. 12G	5.000	05/15/2037	829,345
1,500,000	University of California (Limited Project) Rev. Ser. 18O	5.000	05/15/2058	1,709,010
1,500,000	University of California General Rev. Ser. 13AI	5.000	05/15/2038	1,680,345
2,000,000	University of California Rev. Ser. 17AV	5.250	05/15/2042	2,346,900

				23,418,089

	Electric Power Revenue - 6.4%
2,000,000	Guam Power Auth. Rev. Ser. 10A AGM(a)	5.000	10/01/2020	2,141,360
2,000,000	Guam Power Auth. Rev. Ser. 12A AGM	5.000	10/01/2030	2,140,020
2,500,000	Los Angeles California Department of Water & Power (Power System) Rev. Ref. Ser. 16A	5.000	07/01/2046	2,847,900
4,445,000	Los Angeles California Department of Water & Power (Power System) Rev. Ser. 12B	5.000	07/01/2043	4,891,678
1,000,000	Los Angeles California Department of Water & Power Rev. Ser. 14D	5.000	07/01/2039	1,134,860
1,000,000	Los Angeles California Department of Water & Power Rev. Ser. 15E	5.000	07/01/2044	1,130,750

Schedule of Investments

$1,500,000	Los Angeles California Department of Water & Power Rev. Ser. 16B	5.000%	07/01/2042	$1,714,125

				16,000,693

	General Fund - 7.2%
25,000	California State Ref. Ser. 07 NATL	4.250	08/01/2033	25,038
2,000,000	California State Ser. 16	5.000	09/01/2046	2,295,920
1,000,000	California State Various Purpose Ref. Ser. 16	5.000	09/01/2036	1,160,440
2,585,000	California State Various Purpose Ref. Ser.16	5.000	09/01/2034	3,016,023
3,230,000	California State Various Purpose Ser. 09	6.000	04/01/2038	3,323,605
1,160,000	California State Various Purpose Ser. 13	5.000	04/01/2037	1,292,287
2,000,000	California State Various Purpose Ser. 13	5.000	04/01/2043	2,222,480
4,000,000	California State Various Purpose Ser. 17	5.000	11/01/2047	4,652,200

				17,987,993

	Health, Hospital, Nursing Home Revenue - 11.2%
1,000,000	California State Health Facilities Auth. (Lucile Packard Stanford Hospital) Rev. Ser. 16B	5.000	08/15/2055	1,117,630
3,300,000	California State Health Facilities Financing Auth. (Adventist Health System/West) Rev. Ref. Ser. 16A	4.000	03/01/2039	3,364,845
500,000	California State Health Facilities Financing Auth. (Cedars Sinai Medical Center) Rev. Ref. Ser. 16B	5.000	08/15/2035	577,495
1,500,000	California State Health Facilities Financing Auth. (Children’s Hospital) Ref. Ser. 17A	5.000	08/15/2042	1,666,860
1,000,000	California State Health Facilities Financing Auth. (Kaiser Permanente) Rev. Sub.-Ser. 17A-2	5.000	11/01/2047	1,281,830
500,000	California State Health Facilities Financing Auth. (Providence St. Joseph Health) Rev. Ref. Ser. 16A	4.000	10/01/2036	519,405
3,305,000	California State Health Facilities Financing Auth. (Sutter Health) Rev. Ref. Ser. 11D	5.000	08/15/2035	3,578,357
1,000,000	California State Health Facilities Financing Auth. (Sutter Health) Rev. Ref. Ser. 15A	5.000	08/15/2043	1,121,960
685,000	California State Health Facilities Financing Auth. (Sutter Health) Rev. Ref. Ser. 16B	4.000	11/15/2041	707,927
2,000,000	California State Health Facilities Financing Auth. (Sutter Health) Rev. Ref. Ser. 16B	5.000	11/15/2046	2,271,020
1,000,000	California State Municipal Financing Auth. (Community Medical Centers) Ref. Ser. 17A	4.000	02/01/2042	1,009,340
1,000,000	California State Municipal Financing Auth. (Eisenhower Medical Center) Rev. Ref. Ser. 17A	5.000	07/01/2042	1,094,730
1,000,000	California State Municipal Financing Auth. (Northbay Healthcare) Rev. Ser. 17A	5.000	11/01/2047	1,073,960
500,000	California State Municipal Financing Auth. (Northbay Healthcare) Rev. Ser. 17A	5.250	11/01/2047	544,975
1,000,000	California Statewide Communities Development Auth. (Cottage Health System Obligated Group) Rev. Ref. Ser. 15	5.000	11/01/2043	1,100,550
1,650,000	California Statewide Communities Development Auth. (John Muir Health) Rev. Ref. Ser. 16A	4.000	08/15/2046	1,681,812
1,000,000	California Statewide Communities Development Auth. (John Muir Health) Rev. Ref. Ser. 16A	5.000	08/15/2051	1,117,630
850,000	California Statewide Communities Development Auth. (John Muir Health) Rev. Ref. Ser. 18A	5.000	12/01/2057	958,647
1,000,000	California Statewide Communities Development Auth. (Kaiser Permanente) Rev. Ser. 12A	5.000	04/01/2042	1,090,270
1,000,000	California Statewide Communities Development Auth. (Marin General) Rev. Ser. 18A	4.000	08/01/2045	1,017,230
1,045,000	California Statewide Communities Development Auth. (Trinity Health) Rev. Ref. Ser. 11	5.000	12/01/2041	1,149,395

				28,045,868

	Highway Tolls Revenue - 2.5%
3,000,000	Bay Area California Auth. Toll Bridge (San Francisco Bay Area Subordinate Toll Bridge) Rev. Ser. 17S-7	4.000	04/01/2042	3,150,090
2,000,000	Foothill-Eastern Transportation Corridor Agency California Toll Road Remarketed Rev. Ref. Sub.-Ser. 14 B-1	3.950	01/15/2053	2,004,460
1,000,000	San Diego California Association of Governments South Bay Expressway Toll (Senior Lien) Rev. Ser. 17A	5.000	07/01/2042	1,152,010

				6,306,560

	Lease Revenue - 6.0%
540,000	Anaheim California Public Financing Auth. Lease Rev. Ref. Ser. 14A	5.000	05/01/2039	606,911
1,000,000	California State Municipal Financing Auth. Lease (Orange County Civic Center Infrastructure Improvement Program) Rev. Ser. 17A	5.000	06/01/2042	1,152,430
670,000	California State Public Works Board Lease (Various Capital Projects) Rev. Ref. Ser. 16C	5.000	11/01/2034	777,314

Schedule of Investments

$1,130,000	Los Angeles County California Public Works Financing Auth. Lease (Multiple Capital Project II) Rev. Ser. 12	5.000%	08/01/2037	$1,245,882
2,330,000	Los Angeles County California Public Works Financing Auth. Lease (Multiple Capital Project II) Rev. Ser. 12	5.000	08/01/2042	2,562,394
2,000,000	Los Angeles County California Public Works Financing Auth. Lease Rev. Ser. 15A	5.000	12/01/2044	2,256,040
1,050,000	Los Angeles County California Public Works Financing Auth. Lease Rev. Ser. 16D	5.000	12/01/2045	1,194,627
1,000,000	San Diego California Public Facilities Financing Auth. Lease (Capital Improvement Projects) Rev. Ser. 15A	5.000	10/15/2044	1,135,580
700,000	San Diego California Public Facilities Financing Auth. Lease (Master Project) Rev. Ref. Ser. 10A(a)	5.250	09/01/2020	754,467
3,000,000	San Jose California Financing Auth. (Civic Center Project) Ref. Ser. 13A	5.000	06/01/2039	3,344,970

				15,030,615

	Local or GTD Housing - 0.4%
1,000,000	California Statewide Communities Development Auth. Student Housing (CHF Irvine LLC) Rev. Ref. Ser. 16	5.000	05/15/2040	1,112,210

	Miscellaneous Revenue - 2.0%
1,000,000	California Infrastructure & Economic Development Bank Rev. Ser. 16	4.000	10/01/2045	1,041,700
1,500,000	California State Various Purpose (Green Bonds) Ser. 14	5.000	10/01/2037	1,701,930
1,000,000	California State Various Purpose Ser. 14	5.000	10/01/2044	1,129,150
1,000,000	California State Various Purpose Ser. 15	5.000	03/01/2045	1,134,570

				5,007,350

	Natural Gas Revenue - 1.0%
2,500,000	Chula Vista California Industrial Development (San Diego Gas - Remarketed 06/17/09) Rev. Ser. 04A	5.875	02/15/2034	2,585,450

	Port, Airport & Marina Revenue - 11.1%
1,500,000	Long Beach California Harbor Rev. Ref. Ser. 17C	5.000	05/15/2047	1,718,910
500,000	Long Beach California Marina Rev. Ser. 15	5.000	05/15/2040	550,465
500,000	Long Beach California Marina Rev. Ser. 15	5.000	05/15/2045	549,685
1,000,000	Los Angeles California Department of Airports (Senior Los Angeles International Airport) Ser. 10A	5.000	05/15/2040	1,056,330
2,000,000	Los Angeles California Department of Airports Rev. Ref. Sub.-Ser. 15C	5.000	05/15/2038	2,259,580
3,500,000	Los Angeles California Department of Airports Rev. Sub.-Ser. 17B	5.000	05/15/2042	4,010,790
2,000,000	San Francisco California City & County Airports Commission (San Francisco International Airport) Rev. Ser. 14B	5.000	05/01/2044	2,227,500
4,465,000	San Francisco California City & County Airports Commission (San Francisco International Airport) Rev. Ser. 16C	5.000	05/01/2046	5,045,093
2,000,000	San Francisco California City & County Airports Commission (San Francisco International Airport) Rev. Ser. 17B	5.000	05/01/2047	2,282,520
7,000,000	San Francisco California City & County Airports Commission (San Francisco International Airport) Rev. Ser. 18D	5.000	05/01/2048	8,079,330

				27,780,203

	Recreational Revenue - 0.5%
1,000,000	California Infrastructure & Economic Development Bank (Academy of Motion Picture Arts & Projects) Rev. Ref. Ser. 15	5.000	11/01/2041	1,118,010

	Sales Tax Revenue - 4.8%
4,990,000	Los Angeles County California Metropolitan Transportation Auth. Sales Tax Rev. Ser. 17A	5.000	07/01/2038	5,837,701
1,500,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev. First Sub.-Ser. 10C AGM	5.125	08/01/2042	1,565,205
4,000,000	San Diego County California Regional Transportation Commission Ser. 16A	5.000	04/01/2048	4,561,600

				11,964,506

	Sewer Revenue - 1.4%
650,000	Fresno California Sewer Rev. Ser. 08A AGC	5.000	09/01/2037	651,846
1,000,000	Los Angeles California Wastewater System (Green Bonds) Rev. Sub.-Ser. 17A	5.250	06/01/2047	1,181,880
1,525,000	Sacramento County California Sanitation District Financing Auth. Rev. Ref. Ser. 14A	5.000	12/01/2044	1,722,655

				3,556,381

	Special Tax - 1.1%
2,600,000	Irvine California Unified School District Special Tax Ref. Ser. 15 BAM	5.000	09/01/2038	2,869,178

	Tax Increment Revenue - 1.6%
1,000,000	Inland Valley California Development Successor Agency Tax Allocation Ref. Ser. 14A AGM	5.000	09/01/2044	1,087,040

Schedule of Investments

$2,500,000	Santa Cruz County California Redevelopment Successor Agency Tax Allocation Ref. Ser. 15A AGM	5.000%	09/01/2035	$2,856,150

				3,943,190

	Transit Revenue - 1.4%
2,000,000	Alameda California Corridor Transportation Auth. (Second Sub.-Lien) Ref. Ser. 16B AGM	3.000	10/01/2034	1,847,800
1,500,000	Alameda California Corridor Transportation Auth. (Second Sub.-Lien) Ref. Ser. 16B AGM	5.000	10/01/2035	1,699,485

				3,547,285

	Water Revenue - 8.9%
1,000,000	California State Department of Water Resources (Central Valley Project) Water System Rev. Ref. Ser. 16AW	5.000	12/01/2033	1,185,270
1,500,000	East Bay California Municipal Utility District Water System (Green Bond) Ser. 17A	5.000	06/01/2042	1,745,070
1,500,000	East Bay California Municipal Utility District Water System Rev. Ref. Ser. 15A	5.000	06/01/2037	1,740,210
2,000,000	Los Angeles California Department of Water & Power Rev. Ser. 12B	5.000	07/01/2043	2,200,980
1,250,000	Los Angeles California Department of Water & Power System Rev. Ser. 11A	5.000	07/01/2041	1,339,762
2,000,000	Los Angeles California Department of Water & Power Waterworks Rev. Ser. 18A	5.000	07/01/2048	2,317,000
2,000,000	Orange County California Water District Rev. Ref. Ser. 17A	4.000	08/15/2041	2,097,320
500,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth. (Senior Lien) Rev. Ser. 08A AGC	5.125	07/01/2047	501,505
1,000,000	San Diego County California Water Auth. Ref. Ser. 16B	5.000	05/01/2037	1,155,240
3,000,000	San Francisco California City & County Public Utilities Commission (WSIP) Sub.-Ser. 11A	5.000	11/01/2037	3,282,510
4,090,000	Santa Clara Valley California Water District Ref. Ser. 16A	5.000	06/01/2046	4,697,038

				22,261,905

	Total Investments in Securities (Cost $245,989,387)(b) - 98.4%			246,698,425
	Other assets less liabilities - 1.6%			3,996,620

	Net Assets - 100.0%			$250,695,045

Investment Abbreviations:

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

Auth. - Authority

BAM - Build America Mutual

GTD - Grant To Date

NATL - National Public Finance Guarantee Corp.

Ref. - Refunding

Rev. - Revenue

Ser. - Series

Sub. - Subordinated

WSIP - Water System Improvement Program

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)

The following table provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio, as of July 31, 2018. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	6.9%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco CEF Income Composite ETF (PCEF)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Closed-End Funds - 100.1%
	Bonds - 44.3%
3,219,089	Aberdeen Asia-Pacific Income Fund, Inc.	$13,842,083
172,686	BlackRock 2022 Global Income Opportunity Trust	1,548,993
619,306	BlackRock Core Bond Trust	7,896,151
1,398,181	BlackRock Credit Allocation Income Trust	17,001,881
730,569	BlackRock Income Trust, Inc.	4,186,160
430,722	BlackRock Limited Duration Income Trust	6,439,294
437,055	BlackRock Multi-Sector Income Trust	7,609,128
472,816	BlackRock Taxable Municipal Bond Trust	10,397,224
230,140	Cohen & Steers Limited Duration Preferred and Income Fund, Inc.	5,753,500
79,976	Cohen & Steers Select Preferred and Income Fund, Inc.	2,215,335
87,170	DoubleLine Funds Trust - DoubleLine Opportunistic Credit Fund	1,822,725
800,944	DoubleLine Income Solutions Fund	16,098,974
310,237	Duff & Phelps Utility and Corporate Bond Trust, Inc.	2,640,117
1,516,866	Eaton Vance Limited Duration Income Fund	19,097,343
229,681	Eaton Vance Short Duration Diversified Income Fund	2,974,369
117,486	Eaton Vance Tax-Advantaged Bond and Options Strategies Fund	1,060,899
167,414	First Trust Aberdeen Global Opportunity Income Fund	1,697,578
631,043	First Trust Intermediate Duration Preferred & Income Fund	13,864,015
193,852	Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.	4,662,141
78,336	Flaherty & Crumrine Preferred Income Fund, Inc.	1,082,603
357,057	Flaherty & Crumrine Preferred Securities Income Fund, Inc.	6,837,642
101,231	Flaherty & Crumrine Total Return Fund, Inc.	1,994,251
275,318	Franklin Limited Duration Income Trust	3,072,549
174,251	Guggenheim Taxable Municipal Managed Duration Trust	3,744,654
111,790	Insight Select Income Fund	2,046,875
117,477	Invesco Bond Fund(a)	2,073,469
2,109,254	Invesco Senior Income Trust(a)	9,133,070
179,150	John Hancock Preferred Income Fund(b)	3,930,551
165,995	John Hancock Preferred Income Fund II	3,530,714
254,146	John Hancock Preferred Income Fund III	4,683,911
272,341	John Hancock Premium Dividend Fund	4,381,967
576,121	MFS Charter Income Trust	4,493,744
1,220,083	MFS Intermediate Income Trust	4,648,516
822,386	MFS Multimarket Income Trust	4,572,466
267,983	Nuveen Build America Bond Fund	5,496,331
1,721,267	Nuveen Credit Strategies Income Fund	13,580,797
590,114	Nuveen Floating Rate Income Fund	6,078,174
302,739	Nuveen Global High Income Fund	4,722,728
47,275	Nuveen Preferred & Income 2022 Term Fund	1,096,307
845,738	Nuveen Preferred & Income Opportunities Fund	7,983,767
1,673,785	Nuveen Preferred & Income Securities Fund	14,963,638
185,387	Nuveen Preferred & Income Term Fund	4,288,001
198,600	PIMCO Corporate & Income Strategy Fund	3,593,667

84,575	PIMCO Income Opportunity Fund	$2,325,812
142,484	PIMCO Income Strategy Fund	1,742,579
339,519	PIMCO Income Strategy Fund II(b)	3,632,853
258,358	Pioneer Floating Rate Trust	2,860,023
555,799	Putnam Master Intermediate Income Trust	2,573,349
880,415	Putnam Premier Income Trust(b)	4,622,179
112,388	RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.	1,965,666
86,674	Stone Harbor Emerging Markets Income Fund	1,212,569
492,029	TCW Strategic Income Fund, Inc.	2,711,080
1,737,806	Templeton Global Income Fund	10,930,800
71,839	Virtus Global Multi-Sector Income Fund	973,418
168,841	Western Asset Global Corporate Defined Opportunity Fund, Inc.	2,790,942
717,355	Western Asset Inflation-Linked Opportunities & Income Fund	7,905,252
373,833	Western Asset Inflation-Linked Securities & Income Fund	4,280,388
63,455	Western Asset Investment Grade Defined Opportunity Trust, Inc.	1,253,871
122,909	Western Asset Premier Bond Fund	1,558,486

		316,177,569

	Bonds/High Yield - 28.1%
1,117,196	AllianceBernstein Global High Income Fund, Inc.	13,037,677
228,103	Barings Global Short Duration High Yield Fund	4,258,683
1,610,777	BlackRock Corporate High Yield Fund, Inc.	17,058,128
721,799	BlackRock Debt Strategies Fund, Inc.	8,105,803
308,844	BlackRock Floating Rate Income Strategies Fund, Inc.	4,243,517
245,251	BlackRock Floating Rate Income Trust	3,244,671
101,855	Blackstone/GSO Long-Short Credit Income Fund	1,693,849
600,422	Credit Suisse Asset Management Income Fund, Inc.	1,885,325
724,402	Credit Suisse High Yield Bond Fund	1,883,445
179,314	Deutsche Multi-Market Income Trust	1,592,308
751,072	Dreyfus High Yield Strategies Fund	2,358,366
327,400	Eaton Vance Floating-Rate Income Trust	4,763,670
153,195	Eaton Vance High Income 2021 Target Term Trust	1,467,761
300,905	Eaton Vance Senior Floating-Rate Trust	4,278,869
455,351	First Trust High Income Long/Short Fund	6,661,785
286,900	First Trust Senior Floating Rate 2022 Target Term Fund	2,679,646
277,083	First Trust Senior Floating Rate Income Fund II	3,513,412
43,177	Guggenheim Credit Allocation Fund	952,916
150,323	Invesco High Income 2023 Target Term Fund(a)	1,494,211
192,441	Ivy High Income Opportunities Fund	2,749,982
225,691	KKR Income Opportunities Fund	3,802,893
268,990	Morgan Stanley Emerging Markets Debt Fund, Inc.	2,399,391
258,129	Neuberger Berman High Yield Strategies Fund, Inc.	2,808,443
293,769	New America High Income Fund, Inc. (The)	2,479,410
225,559	Nuveen Credit Opportunities 2022 Target Term Fund	2,133,788
420,759	Nuveen Floating Rate Income Opportunity Fund	4,304,365
107,919	Nuveen High Income 2020 Target Term Fund	1,068,398
206,319	Nuveen High Income December 2018 Target Term Fund	2,030,179
458,271	Nuveen High Income November 2021 Target Term Fund	4,381,071
189,710	Nuveen NASDAQ 100 Dynamic Overwrite Fund	4,628,924

Schedule of Investments

324,135	Nuveen Senior Income Fund	$1,986,948
81,073	Nuveen Short Duration Credit Opportunities Fund	1,351,487
541,648	PGIM Global Short Duration High Yield Fund, Inc.	7,382,662
434,881	PGIM Short Duration High Yield Fund, Inc.	6,088,334
108,230	Pioneer Diversified High Income Trust	1,557,430
340,073	Pioneer High Income Trust	3,135,473
65,402	Stone Harbor Emerging Markets Total Income Fund	888,813
559,358	Templeton Emerging Markets Income Fund	5,940,382
1,705,638	Voya Prime Rate Trust	8,477,021
813,541	Wells Fargo Income Opportunities Fund	6,459,516
360,423	Wells Fargo Multi-Sector Income Fund	4,562,955
789,386	Western Asset Emerging Markets Debt Fund, Inc.	10,790,907
579,060	Western Asset Global High Income Fund, Inc.	5,327,352
1,091,128	Western Asset High Income Fund II, Inc.	6,983,219
1,622,801	Western Asset High Income Opportunity Fund, Inc.	7,773,217
263,743	Western Asset High Yield Defined Opportunity Fund, Inc.	3,797,899

		200,464,501

	Domestic Equity - 0.4%
130,007	Guggenheim Strategic Opportunities Fund	2,834,153

	Option Income - 27.3%
1,204,296	AllianzGI NFJ Dividend, Interest & Premium Strategy Fund	15,487,247
300,783	BlackRock Energy and Resources Trust	4,607,996
440,397	BlackRock Enhanced Capital and Income Fund, Inc.	7,394,266
1,901,274	BlackRock Enhanced Equity Dividend Trust	17,814,937
703,876	BlackRock Enhanced Global Dividend Trust	7,855,256
1,238,883	BlackRock Enhanced International Dividend Trust	7,272,243
60,268	BlackRock Health Sciences Trust	2,410,720
1,123,834	BlackRock Resources & Commodities Strategy Trust	10,260,604
128,954	BlackRock Science & Technology Trust	4,309,643
365,502	Brookfield Real Assets Income Fund, Inc.	8,479,646
231,306	Cohen & Steers Global Income Builder, Inc.	2,239,042
92,423	Columbia Seligman Premium Technology Growth Fund, Inc.	2,000,958
260,806	Eaton Vance Enhanced Equity Income Fund(b)	4,068,574
282,555	Eaton Vance Enhanced Equity Income Fund II	4,874,074
505,171	Eaton Vance Risk-Managed Diversified Equity Income Fund	4,950,676
146,997	Eaton Vance Tax-Managed Buy-Write Income Fund(b)	2,454,850
376,763	Eaton Vance Tax-Managed Buy-Write Opportunities Fund(b)	5,941,553
1,027,229	Eaton Vance Tax-Managed Diversified Equity Income Fund	12,963,630
597,986	Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund(b)	7,169,852
2,026,547	Eaton Vance Tax-Managed Global Diversified Equity Income Fund	19,252,197
176,252	First Trust Dynamic Europe Equity Income Fund	2,890,533
195,881	First Trust Enhanced Equity Income Fund(b)	3,206,572
211,345	GAMCO Natural Resources Gold & Income Trust	1,312,452
332,698	Guggenheim Enhanced Equity Income Fund	2,921,088

80,933	John Hancock Hedged Equity & Income Fund	$1,307,068
217,653	Madison Covered Call & Equity Strategy Fund	1,660,692
213,460	Nuveen Dow 30sm Dynamic Overwrite Fund	4,032,259
706,726	Nuveen S&P 500 Buy-Write Income Fund	10,212,191
89,997	Nuveen S&P 500 Dynamic Overwrite Fund	1,517,349
136,284	Voya Asia Pacific High Dividend Equity Income Fund	1,287,884
183,599	Voya Global Advantage and Premium Opportunity Fund	2,129,748
965,920	Voya Global Equity Dividend and Premium Opportunity Fund	7,437,584
150,520	Voya Infrastructure Industrials and Materials Fund	2,248,769
176,772	Voya Natural Resources Equity Income Fund	1,168,463

		195,140,616

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $705,129,958) - 100.1%	714,616,839

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 0.2%
1,721,800	Invesco Government & Agency Portfolio - Institutional Class, 1.82%(c)(d) (Cost $1,721,800)	1,721,800

	Total Investments in Securities (Cost $706,851,758) - 100.3%	716,338,639
	Other assets less liabilities - (0.3)%	(2,193,418)

	Net Assets - 100.0%	$714,145,221

Notes to Schedule of Investments:

(a)

Affiliated company. The Fund’s Adviser and the adviser for Invesco Bond Fund, Invesco High Income 2023 Target Term Fund and Invesco Senior Income Trust are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Bond Fund, Invesco High Income 2023 Target Term Fund and Invesco Senior Income Trust are considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the nine months ended July 31, 2018.

	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2018	Dividend Income
Invesco Bond Fund	$2,181,131	$720,604	$(610,749)	$(242,153)	$24,636	$2,073,469	$70,806
Invesco High Income 2023 Target Term Fund	1,601,344	214,210	(297,953)	(18,358)	(5,032)	1,494,211	72,802
Invesco Senior Income Trust	8,681,050	1,556,693	(957,451)	(129,124)	(18,098)	9,133,070	304,851

Total Investments in Affiliates	$12,463,525	$2,491,507	$(1,866,153)	$(389,635)	$1,506	$12,700,750	$448,459

(b)	All or a portion of this security was out on loan at July 31, 2018.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco Chinese Yuan Dim Sum Bond ETF (DSUM)

July 31, 2018

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds - 87.3%
		Australia - 5.7%
CNH	10,000,000	Australia & New Zealand Banking Group Ltd., EMTN	4.750%	01/30/2025	$1,471,453
CNH	30,000,000	Commonwealth Bank of Australia, EMTN	4.200	10/26/2020	4,396,423

					5,867,876

		China - 47.5%
CNH	7,000,000	Bank of China Ltd., EMTN	4.880	04/20/2020	1,040,295
CNH	8,000,000	Bank of China Ltd., EMTN	4.500	11/22/2020	1,182,027
CNH	10,000,000	China Construction Bank Corp., EMTN	3.250	08/22/2018	1,466,798
CNH	6,000,000	China Development Bank	4.200	01/19/2027	871,902
CNH	7,600,000	China Development Bank, EMTN	3.600	11/13/2018	1,114,619
	30,000,000	Chong Qing Grain Group Co. Ltd.	4.020	07/14/2019	4,397,664
CNH	30,000,000	CNI Capital Ltd.	4.300	11/11/2019	4,374,413
CNH	15,000,000	Fantasia Holdings Group Co. Ltd.	9.500	05/04/2019	2,182,411
	30,000,000	Greenland Global Investment Ltd.	7.125	03/20/2021	4,373,361
CNH	21,000,000	Huarui Investment Holding Co. Ltd.	5.250	11/26/2018	3,068,409
CNH	10,000,000	Industrial & Commercial Bank of China Ltd.	3.650	10/27/2018	1,468,693
CNH	15,000,000	Industrial & Commercial Bank of China Ltd., EMTN	3.200	09/19/2018	2,196,642
CNH	31,000,000	Lenovo Group Ltd.	4.950	06/10/2020	4,555,825
	28,000,000	Shimao Property Holdings Ltd.	5.750	03/15/2021	4,030,567
	23,000,000	Shui On Development Holding Ltd.	6.875	03/02/2021	3,386,668
CNH	30,000,000	Sinochem Offshore Capital Co. Ltd., EMTN	4.400	02/14/2021	4,423,024
CNH	25,000,000	Tingyi Cayman Islands Holding Corp.	4.375	08/06/2018	3,668,605
CNH	5,000,000	Vanke Real Estate Hong Kong Co. Ltd., EMTN	4.500	12/04/2018	734,311

					48,536,234

		France - 3.6%
CNH	10,000,000	BNP Paribas SA, EMTN	5.000	03/17/2025	1,477,433
CNH	15,000,000	Total Capital SA, EMTN	3.750	09/24/2018	2,201,367

					3,678,800

		Germany - 3.9%
CNH	14,000,000	BMW Finance NV, EMTN	4.250	10/18/2020	2,072,944
CNH	13,000,000	Volkswagen International Finance NV, EMTN	3.500	01/23/2019	1,901,778

					3,974,722

		Hong Kong - 7.9%
	30,000,000	Haitong International Securities Group Ltd.	5.200	05/22/2019	4,419,445
CNH	25,000,000	Value Success International Ltd., Series 1, EMTN	4.750	11/04/2018	3,687,148

					8,106,593

		India - 2.7%
	20,000,000	ITNL Offshore Pte Ltd.	7.500	01/18/2021	2,790,330

		New Zealand - 4.4%
CNH	11,000,000	Fonterra Co-operative Group Ltd., EMTN	3.600	01/29/2019	1,609,777
CNH	19,890,000	Fonterra Co-operative Group Ltd., Series 14, EMTN	4.000	06/22/2020	2,907,532

					4,517,309

		Singapore - 3.6%
CNH	5,000,000	BOC Aviation Ltd., EMTN	4.500	11/20/2018	734,915
CNH	15,000,000	BOC Aviation Ltd., EMTN	4.500	10/17/2020	2,196,272
CNH	5,000,000	BOC Aviation Ltd., Series 10, EMTN	4.200	11/05/2018	734,855

					3,666,042

		South Korea - 4.6%
CNH	20,000,000	Korea Development Bank (The), EMTN	4.500	11/10/2020	2,930,215
CNH	7,000,000	Korea Development Bank (The), Series 609, EMTN	4.100	08/24/2018	1,027,399
CNH	5,000,000	Shinhan Bank Co. Ltd., EMTN	4.200	08/06/2018	733,689

					4,691,303

		Supranational - 1.4%
CNH	10,000,000	Asian Development Bank, EMTN	2.850	10/21/2020	1,441,534

		United Kingdom - 2.0%
CNH	14,070,000	BP Capital Markets PLC, EMTN	3.950	10/08/2018	2,065,455

		Total Corporate Bonds (Cost $93,685,653)			89,336,198

Schedule of Investments

		Sovereign Debt Obligations - 11.6%
		China - 11.6%
CNH	15,000,000	China Government Bond	3.990%	06/26/2020	$2,224,623
CNH	6,000,000	China Government Bond	2.480	12/01/2020	861,347
CNH	10,000,000	China Government Bond	2.360	08/18/2021	1,419,775
CNH	15,000,000	China Government Bond	3.550	12/12/2021	2,201,590
CNH	6,500,000	China Government Bond	3.100	06/29/2022	936,468
CNH	9,000,000	China Government Bond	3.160	06/27/2023	1,291,723
CNH	5,000,000	China Government Bond	3.380	11/21/2024	718,493
CNH	15,000,000	China Government Bond	3.850	12/12/2026	2,200,896

		Total Sovereign Debt Obligations (Cost $12,522,934)			11,854,915

		Total Investments in Securities (Cost $106,208,587) - 98.9%			101,191,113
		Other assets less liabilities - 1.1%			1,110,859

		Net Assets - 100.0%			$102,301,972

Investment Abbreviations:

CNH - Chinese Yuan

EMTN - Euro Medium-Term Note

Notes to Schedule of Investments:

(a)	Foreign denominated security. Principal amount denominated in currency indicated.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco Emerging Markets Sovereign Debt ETF (PCY)

July 31, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Sovereign Debt Obligations - 98.6%
	Argentina - 2.4%
$39,576,000	Argentine Republic Government International Bond	7.125%	07/06/2036	$33,466,455
38,242,000	Argentine Republic Government International Bond	7.625	04/22/2046	32,549,105
40,630,000	Argentine Republic Government International Bond(a)	7.125	06/28/2117	32,443,055

				98,458,615

	Bahrain - 2.6%
39,075,000	Bahrain Government International Bond(b)	6.750	09/20/2029	35,750,733
44,630,000	Bahrain Government International Bond(b)	6.000	09/19/2044	36,333,283
39,202,000	Bahrain Government International Bond(b)	7.500	09/20/2047	35,044,001

				107,128,017

	Brazil - 2.6%
30,085,000	Brazil Government International Bond	8.250	01/20/2034	36,515,669
39,560,000	Brazil Government International Bond	5.625	01/07/2041	37,186,400
40,200,000	Brazilian Government International Bond	5.625	02/21/2047	36,984,000

				110,686,069

	Chile - 2.7%
39,234,000	Chile Government International Bond	3.125	01/21/2026	37,743,108
40,053,000	Chile Government International Bond	3.240	02/06/2028	38,490,933
40,473,000	Chile Government International Bond	3.860	06/21/2047	38,692,188

				114,926,229

	Colombia - 2.7%
29,367,000	Colombia Government International Bond	7.375	09/18/2037	37,149,255
33,698,000	Colombia Government International Bond	6.125	01/18/2041	38,078,740
35,684,000	Colombia Government International Bond	5.625	02/26/2044	38,449,510

				113,677,505

	Costa Rica - 2.7%
41,243,000	Costa Rica Government International Bond(b)	5.625	04/30/2043	37,091,686
35,854,000	Costa Rica Government International Bond(b)	7.000	04/04/2044	37,108,890
35,580,000	Costa Rica Government International Bond(b)	7.158	03/12/2045	37,536,900

				111,737,476

	Croatia - 2.7%
53,575,000	Croatia Government International Bond(b)	5.500	04/04/2023	57,116,843
52,191,000	Croatia Government International Bond(b)	6.000	01/26/2024	56,981,299

				114,098,142

	Dominican Republic - 2.6%
33,050,000	Dominican Republic International Bond(b)	7.450	04/30/2044	35,941,875
35,524,000	Dominican Republic International Bond(b)	6.850	01/27/2045	36,306,594
36,925,000	Dominican Republic International Bond(b)	6.500	02/15/2048	36,394,203

				108,642,672

	Ecuador - 2.5%
34,360,000	Ecuador Government International Bond(b)	9.650	12/13/2026	34,746,550
34,300,000	Ecuador Government International Bond(b)	9.625	06/02/2027	34,624,135
35,700,000	Ecuador Government International Bond(b)	8.875	10/23/2027	34,584,375

				103,955,060

	Egypt - 2.6%
38,000,000	Egypt Government International Bond(b)	6.875	04/30/2040	35,136,738
34,300,000	Egypt Government International Bond, GMTN(b)	8.500	01/31/2047	36,237,675
36,650,000	Egypt Government International Bond(b)	7.903	02/21/2048	36,503,840

				107,878,253

	El Salvador - 2.6%
33,724,000	El Salvador Government International Bond(b)	8.250	04/10/2032	35,474,613
36,210,000	El Salvador Government International Bond(b)	7.650	06/15/2035	36,391,050
36,675,000	El Salvador Government International Bond(a)(b)	7.625	02/01/2041	36,491,625

				108,357,288

	Hungary - 2.7%
34,535,500	Hungary Government International Bond	5.750	11/22/2023	37,670,874
34,574,000	Hungary Government International Bond	5.375	03/25/2024	37,237,927
26,087,000	Hungary Government International Bond	7.625	03/29/2041	36,950,201

				111,859,002

	Indonesia - 2.7%
26,523,000	Indonesia Government International Bond(b)	8.500	10/12/2035	36,962,851
31,762,000	Indonesia Government International Bond(b)	6.625%	02/17/2037	37,915,474
28,547,000	Indonesia Government International Bond(b)	7.750	01/17/2038	38,193,517

				113,071,842

Schedule of Investments

	Jordan - 2.6%
$37,200,000	Jordan Government International Bond(b)	6.125	01/29/2026	$37,026,574
38,421,000	Jordan Government International Bond(b)	5.750	01/31/2027	36,859,570
35,900,000	Jordan Government International Bond(b)	7.375	10/10/2047	34,699,971

				108,586,115

	Kazakhstan - 2.7%
35,080,000	Kazakhstan Government International Bond, EMTN(b)	5.125	07/21/2025	37,759,551
37,225,000	Kazakhstan Government International Bond(b)	4.875	10/14/2044	37,949,696
31,240,000	Kazakhstan Government International Bond, EMTN(b)	6.500	07/21/2045	38,585,055

				114,294,302

	Lebanon - 2.4%
40,620,000	Lebanon Government International Bond	6.750	11/29/2027	33,856,770
42,857,000	Lebanon Government International Bond, EMTN	6.650	02/26/2030	34,817,027
41,017,000	Lebanon Government International Bond	7.250	03/23/2037	33,634,350

				102,308,147

	Lithuania - 1.3%
50,161,000	Lithuania Government International Bond(b)	6.625	02/01/2022	55,672,039

	Mexico - 2.7%
34,055,000	Mexico Government International Bond, GMTN	6.050	01/11/2040	37,545,637
41,459,750	Mexico Government International Bond	4.600	01/23/2046	38,142,970
36,900,000	Mexico Government International Bond, GMTN	5.750	10/12/2110	36,577,125

				112,265,732

	Nigeria - 2.6%
35,750,000	Nigeria Government International Bond(b)	7.875	02/16/2032	37,030,029
37,460,000	Nigeria Government International Bond(b)	7.696	02/23/2038	37,163,317
36,870,000	Nigeria Government International Bond, EMTN(b)	7.625	11/28/2047	35,596,399

				109,789,745

	Oman - 2.6%
38,530,000	Oman Government International Bond(b)	5.625	01/17/2028	37,712,586
38,100,000	Oman Government International Bond(b)	6.500	03/08/2047	35,687,432
38,475,000	Oman Government International Bond(b)	6.750	01/17/2048	36,780,715

				110,180,733

	Pakistan - 2.6%
34,716,000	Pakistan Government International Bond(b)	8.250	04/15/2024	36,384,139
34,534,000	Pakistan Government International Bond(b)	8.250	09/30/2025	36,157,478
38,505,000	Pakistan Government International Bond(b)	6.875	12/05/2027	36,952,093

				109,493,710

	Panama - 2.7%
31,328,500	Panama Government International Bond	7.125	01/29/2026	37,836,996
27,149,500	Panama Government International Bond	8.875	09/30/2027	36,923,320
37,742,000	Panama Government International Bond	3.875	03/17/2028	37,742,000

				112,502,316

	Paraguay - 2.7%
36,091,000	Paraguay Government International Bond(b)	5.000	04/15/2026	37,354,185
34,820,000	Paraguay Government International Bond(b)	6.100	08/11/2044	37,953,800
36,600,000	Paraguay Government International Bond(a)(b)	5.600	03/13/2048	37,313,700

				112,621,685

	Peru - 2.7%
30,960,000	Peruvian Government International Bond	7.350	07/21/2025	38,034,360
25,378,500	Peruvian Government International Bond	8.750	11/21/2033	37,560,180
31,875,000	Peruvian Government International Bond	5.625	11/18/2050	37,899,375

				113,493,915

	Philippines - 2.7%
25,552,000	Philippine Government International Bond	9.500	02/02/2030	37,841,848
28,190,000	Philippine Government International Bond	7.750	01/14/2031	37,771,668
29,858,000	Philippine Government International Bond	6.375	10/23/2034	37,364,928

				112,978,444

	Poland - 2.7%
38,587,000	Republic of Poland Government International Bond(a)	3.000	03/17/2023	37,972,502
37,241,000	Republic of Poland Government International Bond	4.000	01/22/2024	38,063,095
38,542,000	Republic of Poland Government International Bond	3.250	04/06/2026	37,580,069

				113,615,666

	Qatar - 2.8%
31,633,000	Qatar Government International Bond(b)	6.400	01/20/2040	38,445,799
33,907,000	Qatar Government International Bond(b)	5.750	01/20/2042	38,489,328
37,700,000	Qatar Government International Bond(b)	5.103	04/23/2048	38,586,025

				115,521,152

Schedule of Investments

	Romania - 2.7%
$37,309,000	Romanian Government International Bond, EMTN(b)	4.375%	08/22/2023	$38,082,714
36,239,000	Romanian Government International Bond, EMTN(b)	4.875	01/22/2024	37,760,132
31,742,000	Romanian Government International Bond, EMTN(b)	6.125	01/22/2044	36,772,472

				112,615,318

	Russia - 2.7%
35,800,000	Russian Foreign Bond - Eurobond(b)	4.875	09/16/2023	37,392,026
34,400,000	Russian Foreign Bond - Eurobond(b)	5.625	04/04/2042	36,999,126
33,000,000	Russian Foreign Bond - Eurobond(b)	5.875	09/16/2043	36,624,324

				111,015,476

	Saudi Arabia - 2.7%
40,050,000	Saudi Government International Bond, EMTN(b)	4.500	10/26/2046	37,889,303
39,275,000	Saudi Government International Bond, EMTN(b)	4.625	10/04/2047	37,561,746
39,050,000	Saudi Government International Bond, EMTN(b)	5.000	04/17/2049	38,631,579

				114,082,628

	Serbia - 1.3%
51,156,000	Serbia International Bond(b)	7.250	09/28/2021	56,037,971

	Slovenia - 1.4%
53,079,000	Slovenia Government International Bond(b)	5.250	02/18/2024	57,821,768

	South Africa - 2.6%
35,050,000	Republic of South Africa Government International Bond	6.250	03/08/2041	35,948,927
40,060,000	Republic of South Africa Government International Bond	5.375	07/24/2044	36,850,794
36,259,000	Republic of South Africa Government International Bond	6.300	06/22/2048	36,201,167

				109,000,888

	South Korea - 2.5%
38,696,000	Korea International Bond	3.875	09/11/2023	39,328,680
43,530,000	Korea International Bond	2.750	01/19/2027	40,721,227
22,348,000	Korea International Bond	4.125	06/10/2044	23,483,217

				103,533,124

	Sri Lanka - 2.6%
37,781,000	Sri Lanka Government International Bond(b)	6.125	06/03/2025	36,772,134
36,055,000	Sri Lanka Government International Bond(b)	6.850	11/03/2025	36,415,910
36,830,000	Sri Lanka Government International Bond(b)	6.825	07/18/2026	37,015,881

				110,203,925

	Trinidad and Tobago - 2.6%
31,259,000	Trinidad & Tobago Government International Bond(b)	4.375	01/16/2024	31,159,909
79,701,000	Trinidad & Tobago Government International Bond(b)	4.500	08/04/2026	77,748,325

				108,908,234

	Turkey - 2.4%
33,147,000	Turkey Government International Bond	8.000	02/14/2034	34,288,086
35,660,000	Turkey Government International Bond	6.875	03/17/2036	32,855,305
34,171,000	Turkey Government International Bond	7.250	03/05/2038	32,642,360

				99,785,751

	Ukraine - 2.5%
36,072,000	Ukraine Government International Bond(b)	7.750	09/01/2025	35,416,391
36,465,000	Ukraine Government International Bond(b)	7.750	09/01/2026	35,365,945
36,500,000	Ukraine Government International Bond(b)	7.750	09/01/2027	35,063,360

				105,845,696

	United Arab Emirates - 2.7%
40,450,000	Abu Dhabi Government International Bond(b)	3.125	10/11/2027	38,169,429
40,100,000	Abu Dhabi Government International Bond(b)	4.125	10/11/2047	38,126,639
37,551,000	Emirate of Dubai Government International Bonds, EMTN	5.250	01/30/2043	36,673,808

				112,969,876

	Total Sovereign Debt Obligations (Cost $4,307,702,214)			4,129,620,526

Number of Shares
	Money Market Fund - 0.5%
21,101,137	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(c) (Cost $21,101,137)			21,101,137

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost 4,328,803,351) - 99.1%			4,150,721,663

	Investments Purchased with Cash Collateral from Securities on Loan Money Market Fund - 1.1%
47,521,118	Invesco Government & Agency Portfolio - Institutional Class, 1.82%(c)(d) (Cost $47,521,118)			47,521,118

Schedule of Investments

Total Investments in Securities (Cost $4,376,324,469) - 100.2%	$4,198,242,781
Other assets less liabilities - (0.2)%	(9,625,263)

Net Assets - 100.0%	$4,188,617,518

Investment Abbreviations:

EMTN - Euro Medium-Term Note

GMTN - Global Medium-Term Note

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at July 31, 2018.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2018 was $2,563,855,315, which represented 61.21% of the Fund’s Net Assets.

(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)

July 31, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds - 98.6%
	Advertising - 0.9%
$3,884,000	Lamar Media Corp.	5.750%	02/01/2026	$3,990,810
4,253,000	Outfront Media Capital LLC/Outfront Media Capital Corp.	5.875	03/15/2025	4,306,162

				8,296,972

	Aerospace/Defense - 1.0%
6,962,075	TransDigm, Inc.	6.500	07/15/2024	7,144,829
1,616,000	Triumph Group, Inc.	4.875	04/01/2021	1,506,920
1,511,000	Triumph Group, Inc.	7.750	08/15/2025	1,412,785

				10,064,534

	Airlines - 2.8%
2,711,000	Allegiant Travel Co.	5.500	07/15/2019	2,751,665
5,967,000	Delta Air Lines, Inc.	3.625	03/15/2022	5,931,079
6,200,000	Delta Air Lines, Inc.	4.375	04/19/2028	6,041,772
12,296,100	United Continental Holdings, Inc.	4.250	10/01/2022	12,034,808

				26,759,324

	Apparel - 0.7%
4,127,000	Under Armour, Inc.	3.250	06/15/2026	3,733,943
3,097,000	William Carter Co. (The)	5.250	08/15/2021	3,142,603

				6,876,546

	Auto Parts & Equipment - 2.0%
3,709,000	American Axle & Manufacturing, Inc.(a)	6.250	04/01/2025	3,620,911
4,239,000	Dana, Inc.	5.500	12/15/2024	4,175,415
7,242,000	Goodyear Tire & Rubber Co. (The)(a)	5.125	11/15/2023	7,151,475
5,269,000	Tenneco, Inc.	5.000	07/15/2026	4,649,893

				19,597,694

	Banks - 1.2%
3,308,000	CIT Group, Inc.	5.000	08/15/2022	3,378,295
3,214,000	CIT Group, Inc.	5.250	03/07/2025	3,294,350
4,802,000	Discover Bank	7.000	04/15/2020	5,046,598

				11,719,243

	Building Materials - 0.9%
2,247,000	Griffon Corp.	5.250	03/01/2022	2,190,825
2,182,000	Owens Corning	4.200	12/15/2022	2,183,716
2,335,000	Owens Corning	3.400	08/15/2026	2,131,174
1,691,000	US Concrete, Inc.	6.375	06/01/2024	1,693,114

				8,198,829

	Chemicals - 3.1%
2,143,000	A Schulman, Inc.	6.875	06/01/2023	2,250,150
3,382,000	Blue Cube Spinco LLC	9.750	10/15/2023	3,847,025
6,890,000	CF Industries, Inc.(a)	3.450	06/01/2023	6,623,012
2,051,000	Chemours Co. (The)	6.625	05/15/2023	2,150,986
2,281,000	Chemours Co. (The)	5.375	05/15/2027	2,223,975
5,772,000	Huntsman International LLC	4.875	11/15/2020	5,880,225
3,199,000	PolyOne Corp.	5.250	03/15/2023	3,282,974
3,200,000	Valvoline, Inc.	4.375	08/15/2025	3,020,000

				29,278,347

	Commercial Services - 3.0%
7,521,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(a)	5.500	04/01/2023	7,436,389
6,521,000	Nielsen Finance LLC/Nielsen Finance Co.	4.500	10/01/2020	6,506,719
4,248,000	R.R. Donnelley & Sons Co.(a)	7.875	03/15/2021	4,375,440
4,067,000	Service Corp. International	5.375	05/15/2024	4,133,089
6,452,000	United Rentals North America, Inc.	5.750	11/15/2024	6,621,365

				29,073,002

	Computers - 3.2%
2,933,000	Diebold Nixdorf, Inc.(a)	8.500	04/15/2024	2,709,359
5,755,000	Leidos Holdings, Inc.	4.450	12/01/2020	5,845,123
4,829,000	NCR Corp.	6.375	12/15/2023	4,937,653
4,375,000	Seagate HDD Cayman	4.250	03/01/2022	4,376,171
4,469,000	Seagate HDD Cayman	4.750	01/01/2025	4,341,275
8,400,000	Western Digital Corp.	4.750	02/15/2026	8,274,000

				30,483,581

	Cosmetics/Personal Care - 0.3%
3,308,000	Edgewell Personal Care Co.	4.700	05/24/2022	3,270,950

Schedule of Investments

	Distribution/Wholesale - 0.8%
$2,707,000	H&E Equipment Services, Inc.	5.625%	09/01/2025	$2,679,930
5,016,000	LKQ Corp.	4.750	05/15/2023	5,034,810

				7,714,740

	Diversified Financial Services - 3.0%
1,590,000	Aircastle Ltd.	5.000	04/01/2023	1,621,800
1,465,000	Aircastle Ltd.	4.125	05/01/2024	1,426,544
10,087,000	Ally Financial, Inc.	8.000	03/15/2020	10,767,872
5,372,000	Discover Financial Services	4.100	02/09/2027	5,204,159
4,446,000	Navient Corp., MTN	8.000	03/25/2020	4,701,645
4,907,000	Navient Corp., MTN	6.125	03/25/2024	4,857,930

				28,579,950

	Electric - 3.5%
4,400,000	AES Corp.	5.125	09/01/2027	4,455,000
4,295,000	DPL, Inc.	7.250	10/15/2021	4,665,444
4,310,000	FirstEnergy Corp., Series A	2.850	07/15/2022	4,175,880
4,800,000	FirstEnergy Corp., Series B	3.900	07/15/2027	4,686,237
6,698,000	NRG Energy, Inc.	6.625	01/15/2027	6,932,430
7,795,000	Vistra Energy Corp.(b)	8.125	01/30/2026	8,596,326

				33,511,317

	Electrical Components & Equipment - 0.5%
2,245,000	WESCO Distribution, Inc.	5.375	12/15/2021	2,300,115
2,325,000	WESCO Distribution, Inc.	5.375	06/15/2024	2,293,031

				4,593,146

	Electronics - 0.7%
3,148,000	Jabil, Inc.	4.700	09/15/2022	3,229,218
3,300,000	Jabil, Inc.	3.950	01/12/2028	3,144,636

				6,373,854

	Engineering & Construction - 1.0%
6,220,000	AECOM	5.125	03/15/2027	6,048,950
3,883,000	MasTec, Inc.	4.875	03/15/2023	3,795,632

				9,844,582

	Entertainment - 1.7%
3,811,000	AMC Entertainment Holdings, Inc.(a)	5.750	06/15/2025	3,772,890
4,100,000	Cinemark USA, Inc.	4.875	06/01/2023	4,060,230
1,761,000	Eldorado Resorts, Inc.	6.000	04/01/2025	1,787,415
1,767,000	GLP Capital LP/GLP Financing II, Inc.	4.875	11/01/2020	1,797,922
1,905,000	GLP Capital LP/GLP Financing II, Inc.	5.375	04/15/2026	1,940,433
3,125,000	Pinnacle Entertainment, Inc.	5.625	05/01/2024	3,289,063

				16,647,953

	Environmental Control - 0.4%
3,623,000	Covanta Holding Corp.	5.875	03/01/2024	3,632,058

	Food - 2.4%
1,374,925	B&G Foods, Inc.	4.625	06/01/2021	1,366,332
1,494,000	B&G Foods, Inc.(a)	5.250	04/01/2025	1,437,975
3,463,000	Darling Ingredients, Inc.	5.375	01/15/2022	3,523,602
3,839,000	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	5.875	01/15/2024	4,038,167
3,694,000	Post Holdings, Inc.(b)	5.750	03/01/2027	3,601,650
5,329,000	SUPERVALU, Inc.(a)	7.750	11/15/2022	5,555,483
3,620,000	TreeHouse Foods, Inc.	4.875	03/15/2022	3,639,186

				23,162,395

	Food Service - 0.6%
6,180,000	Aramark Services, Inc.	4.750	06/01/2026	6,025,500

	Healthcare-Products - 1.1%
4,125,000	Becton Dickinson & Co.	2.894	06/06/2022	4,008,841
4,200,000	Becton Dickinson & Co.	3.700	06/06/2027	4,037,625
3,124,000	Teleflex, Inc.	4.625	11/15/2027	2,987,325

				11,033,791

	Healthcare-Services - 7.6%
2,842,000	Acadia Healthcare Co., Inc.	5.625	02/15/2023	2,877,525
7,292,000	Centene Corp.	6.125	02/15/2024	7,693,060
7,200,000	CHS/Community Health Systems, Inc.	6.250	03/31/2023	6,732,000
7,918,000	DaVita, Inc.	5.125	07/15/2024	7,720,050
3,675,000	Encompass Health Corp.	5.750	11/01/2024	3,741,959
4,247,000	Envision Healthcare Corp.	5.625	07/15/2022	4,363,792
6,178,000	HCA, Inc.	6.500	02/15/2020	6,445,507
6,355,000	HCA, Inc.	5.375	02/01/2025	6,450,325
2,182,000	LifePoint Health, Inc.	5.500	12/01/2021	2,228,368
2,203,000	LifePoint Health, Inc.(a)	5.375	05/01/2024	2,304,889
3,550,000	Magellan Health, Inc.	4.400	09/22/2024	3,475,266

Schedule of Investments

$5,358,000	Molina Healthcare, Inc.	5.375%	11/15/2022	$5,491,950
3,732,000	Tenet Healthcare Corp.	6.000	10/01/2020	3,890,610
4,027,000	Tenet Healthcare Corp.	5.125	05/01/2025	3,926,325
5,435,000	WellCare Health Plans, Inc.	5.250	04/01/2025	5,482,556

				72,824,182

	Home Builders - 2.5%
2,371,000	Beazer Homes USA, Inc.(a)	5.875	10/15/2027	2,092,407
1,400,000	Century Communities, Inc.	5.875	07/15/2025	1,323,000
2,497,000	KB Home	7.000	12/15/2021	2,644,023
2,639,000	Lennar Corp.	4.500	11/15/2019	2,675,286
2,723,000	Lennar Corp.	4.750	11/29/2027	2,573,235
2,369,500	PulteGroup, Inc.	4.250	03/01/2021	2,375,424
2,255,000	PulteGroup, Inc.	5.500	03/01/2026	2,232,473
1,912,160	Toll Brothers Finance Corp.	4.375	04/15/2023	1,878,697
1,977,000	Toll Brothers Finance Corp.	4.875	03/15/2027	1,873,208
1,211,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc.	4.375	06/15/2019	1,218,218
1,268,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc.	5.875	06/15/2024	1,264,830
1,895,620	William Lyon Homes, Inc.	5.875	01/31/2025	1,796,403

				23,947,204

	Home Furnishings - 0.3%
3,382,000	Tempur Sealy International, Inc.	5.500	06/15/2026	3,234,038

	Household Products/Wares - 0.4%
4,248,000	Spectrum Brands, Inc.	5.750	07/15/2025	4,258,620

	Housewares - 0.4%
3,567,000	Scotts Miracle-Gro Co. (The)	6.000	10/15/2023	3,691,845

	Insurance - 2.1%
5,152,000	CNO Financial Group, Inc.	5.250	05/30/2025	5,074,720
4,826,000	Genworth Holdings, Inc.(a)	7.625	09/24/2021	5,043,170
5,690,000	Genworth Holdings, Inc.	4.800	02/15/2024	5,064,100
2,660,000	MGIC Investment Corp.	5.750	08/15/2023	2,755,627
2,590,000	Radian Group, Inc.	4.500	10/01/2024	2,525,250

				20,462,867

	Internet - 2.5%
2,463,000	Expedia Group, Inc.	5.950	08/15/2020	2,580,904
2,812,000	Expedia Group, Inc.	3.800	02/15/2028	2,622,944
2,111,000	Netflix, Inc.	5.375	02/01/2021	2,176,969
2,528,000	NetFlix, Inc.(a)	4.375	11/15/2026	2,382,640
7,763,000	Symantec Corp.	4.200	09/15/2020	7,821,320
1,584,000	VeriSign, Inc.	4.625	05/01/2023	1,595,880
1,600,000	VeriSign, Inc.	4.750	07/15/2027	1,530,000
3,223,000	Zayo Group LLC/Zayo Capital, Inc.	6.375	05/15/2025	3,347,891

				24,058,548

	Iron/Steel - 2.4%
1,759,000	AK Steel Corp.	7.500	07/15/2023	1,824,962
1,556,000	Allegheny Technologies, Inc.	5.950	01/15/2021	1,586,575
1,481,000	Allegheny Technologies, Inc.	7.875	08/15/2023	1,601,331
4,289,000	Cleveland-Cliffs, Inc.	5.750	03/01/2025	4,176,414
4,000,000	Commercial Metals Co.(b)	5.750	04/15/2026	3,870,000
2,246,000	Steel Dynamics, Inc.	5.125	10/01/2021	2,274,075
2,269,220	Steel Dynamics, Inc.	5.500	10/01/2024	2,323,114
2,621,000	U.S. Steel Corp.	6.875	08/15/2025	2,692,999
2,473,000	United States Steel Corp.(a)	7.375	04/01/2020	2,627,563

				22,977,033

	Leisure Time - 0.3%
3,020,000	Vista Outdoor, Inc.	5.875	10/01/2023	2,982,250

	Lodging - 2.6%
3,028,000	Boyd Gaming Corp.	6.375	04/01/2026	3,103,700
3,129,000	Choice Hotels International, Inc.	5.750	07/01/2022	3,269,805
5,269,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.	4.625	04/01/2025	5,150,447
3,502,000	MGM Resorts International	6.000	03/15/2023	3,637,703
3,927,000	MGM Resorts International	4.625	09/01/2026	3,711,015
5,790,000	Wyndham Destinations, Inc.	4.250	03/01/2022	5,630,775

				24,503,445

	Media - 4.9%
3,827,000	AMC Networks, Inc.	5.000	04/01/2024	3,783,946
6,060,000	Charter Communications Operating LLC/Charter Communications Operating Capital	4.464	07/23/2022	6,166,078
5,974,000	Charter Communications Operating LLC/Charter Communications Operating Capital	4.908	07/23/2025	6,086,390
6,832,000	Clear Channel Worldwide Holdings, Inc., Series B	6.500	11/15/2022	7,019,880
3,670,000	DISH DBS Corp.	6.750	06/01/2021	3,698,626

Schedule of Investments

$4,144,000	DISH DBS Corp.	7.750%	07/01/2026	$3,636,360
2,246,000	LIN Television Corp.	5.875	11/15/2022	2,293,727
2,946,000	Meredith Corp.(b)	6.875	02/01/2026	2,975,460
3,556,050	Sinclair Television Group, Inc.	6.125	10/01/2022	3,631,616
3,672,660	TEGNA, Inc.	6.375	10/15/2023	3,805,794
4,213,000	Tribune Media Co.	5.875	07/15/2022	4,255,130

				47,353,007

	Mining - 1.5%
5,383,000	Freeport-McMoRan, Inc.	3.550	03/01/2022	5,228,239
5,222,000	Freeport-McMoRan, Inc.	4.550	11/14/2024	5,075,131
1,649,000	Hecla Mining Co.	6.875	05/01/2021	1,664,459
1,964,000	Kaiser Aluminum Corp.	5.875	05/15/2024	2,013,100

				13,980,929

	Miscellaneous Manufacturing - 0.5%
4,864,000	Trinity Industries, Inc.	4.550	10/01/2024	4,688,636

	Office/Business Equipment - 1.1%
5,552,000	CDW LLC/CDW Finance Corp.	5.000	09/01/2025	5,522,485
2,497,000	Pitney Bowes, Inc.	3.625	10/01/2021	2,369,029
2,659,000	Pitney Bowes, Inc.(a)	4.625	03/15/2024	2,383,129

				10,274,643

	Oil & Gas - 12.4%
4,650,000	Anadarko Petroleum Corp.	4.850	03/15/2021	4,792,170
4,500,000	Anadarko Petroleum Corp.(a)	5.550	03/15/2026	4,867,269
4,513,000	Antero Resources Corp.	5.625	06/01/2023	4,625,825
1,144,000	Callon Petroleum Co.	6.125	10/01/2024	1,166,880
1,533,000	Carrizo Oil & Gas, Inc.(a)	6.250	04/15/2023	1,567,492
5,861,000	Continental Resources, Inc.	3.800	06/01/2024	5,764,811
3,300,000	Devon Energy Corp.	3.250	05/15/2022	3,242,759
2,925,000	Devon Energy Corp.	5.850	12/15/2025	3,234,421
5,387,000	Diamond Offshore Drilling, Inc.(a)	7.875	08/15/2025	5,629,415
2,040,000	Diamondback Energy, Inc.	4.750	11/01/2024	1,986,450
2,869,000	Energen Corp.	4.625	09/01/2021	2,876,173
1,791,000	Gulfport Energy Corp.	6.000	10/15/2024	1,737,270
8,925,000	Hess Corp.	4.300	04/01/2027	8,754,918
745,000	Jagged Peak Energy LLC(b)	5.875	05/01/2026	733,825
1,525,000	Laredo Petroleum, Inc.	5.625	01/15/2022	1,530,719
4,681,000	Marathon Oil Corp.	2.800	11/01/2022	4,505,138
4,360,000	Marathon Oil Corp.	4.400	07/15/2027	4,399,230
872,000	Matador Resources Co.	6.875	04/15/2023	918,870
3,206,000	Murphy Oil Corp.(a)	4.450	12/01/2022	3,176,793
3,113,000	Murphy Oil Corp.	5.750	08/15/2025	3,128,624
5,511,000	Murphy Oil USA, Inc.	6.000	08/15/2023	5,676,330
2,426,000	Nabors Industries, Inc.	5.500	01/15/2023	2,350,139
2,519,000	Nabors Industries, Inc.(b)	5.750	02/01/2025	2,393,050
1,170,000	Newfield Exploration Co.	5.750	01/30/2022	1,225,575
1,146,000	Newfield Exploration Co.	5.625	07/01/2024	1,209,030
5,878,000	PBF Holding Co. LLC/PBF Finance Corp.	7.250	06/15/2025	6,164,553
2,429,000	PDC Energy, Inc.	6.125	09/15/2024	2,450,254
1,609,000	QEP Resources, Inc.	5.250	05/01/2023	1,592,910
2,000,000	QEP Resources, Inc.(a)	5.625	03/01/2026	1,932,500
2,016,000	Range Resources Corp.	5.000	03/15/2023	1,942,920
2,172,000	Range Resources Corp.(a)	4.875	05/15/2025	2,022,675
1,736,000	Rowan Cos., Inc.	4.875	06/01/2022	1,634,010
1,871,000	Rowan Cos., Inc.	7.375	06/15/2025	1,812,531
1,801,000	SM Energy Co.(a)	6.125	11/15/2022	1,855,030
1,886,000	SM Energy Co.(a)	6.750	09/15/2026	1,928,435
1,688,000	Southwestern Energy Co.(a)	4.100	03/15/2022	1,612,040
1,563,000	Southwestern Energy Co.(a)	6.200	01/23/2025	1,545,416
780,000	SRC Energy, Inc.	6.250	12/01/2025	787,800
2,064,000	Unit Corp.	6.625	05/15/2021	2,048,520
2,036,050	Whiting Petroleum Corp.(a)	6.250	04/01/2023	2,114,947
1,969,000	Whiting Petroleum Corp.	6.625	01/15/2026	2,041,607
1,810,000	WPX Energy, Inc.	6.000	01/15/2022	1,886,925
1,943,000	WPX Energy, Inc.	5.250	09/15/2024	1,940,571

				118,806,820

	Oil & Gas Services - 1.0%
2,258,000	Forum Energy Technologies, Inc.	6.250	10/01/2021	2,260,823
4,053,000	Oceaneering International, Inc.	4.650	11/15/2024	3,873,518
3,166,000	SESI LLC	7.750	09/15/2024	3,268,895

				9,403,236

Schedule of Investments

	Packaging & Containers - 2.1%
$2,747,000	Ball Corp.	4.375%	12/15/2020	$2,784,771
2,872,000	Ball Corp.	4.000	11/15/2023	2,803,790
4,832,000	Berry Global, Inc.	5.125	07/15/2023	4,813,880
2,893,000	Crown Americas LLC/Crown Americas Capital Corp. IV	4.500	01/15/2023	2,871,881
3,059,000	Crown Americas LLC/Crown Americas Capital Corp. VI(b)	4.750	02/01/2026	2,883,108
3,712,000	Graphic Packaging International LLC	4.750	04/15/2021	3,767,680

				19,925,110

	Pipelines - 2.4%
3,463,000	Cheniere Corpus Christi Holdings LLC	5.875	03/31/2025	3,657,794
2,762,000	SemGroup Corp./Rose Rock Finance Corp.	5.625	07/15/2022	2,734,380
5,735,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp.	4.250	11/15/2023	5,519,937
5,505,000	Williams Cos., Inc. (The)	3.700	01/15/2023	5,394,900
5,276,000	Williams Cos., Inc. (The)	4.550	06/24/2024	5,328,760

				22,635,771

	Real Estate - 0.3%
2,532,000	Kennedy-Wilson, Inc.	5.875	04/01/2024	2,481,360

	REITs - 4.9%
4,710,000	CBL & Associates LP	5.950	12/15/2026	4,065,700
2,409,000	CyrusOne LP/CyrusOne Finance Corp.	5.000	03/15/2024	2,424,056
5,009,000	Equinix, Inc.	5.375	05/15/2027	5,059,090
3,454,000	FelCor Lodging LP	6.000	06/01/2025	3,548,985
3,900,000	GEO Group, Inc. (The)	6.000	04/15/2026	3,822,000
6,988,000	Iron Mountain, Inc.	5.750	08/15/2024	6,944,325
2,085,000	iStar, Inc.	4.625	09/15/2020	2,071,969
3,102,000	MPT Operating Partnership LP/MPT Finance Corp.	5.000	10/15/2027	3,008,940
3,593,000	RHP Hotel Properties LP/RHP Finance Corp.	5.000	04/15/2023	3,601,983
2,145,000	Sabra Health Care LP/Sabra Capital Corp.	5.500	02/01/2021	2,175,834
4,018,000	SBA Communications Corp.	4.875	09/01/2024	3,897,460
3,298,000	Starwood Property Trust, Inc.	5.000	12/15/2021	3,347,470
3,408,000	Starwood Property Trust, Inc.(b)	4.750	03/15/2025	3,373,920

				47,341,732

	Retail - 5.2%
3,802,000	Asbury Automotive Group, Inc.	6.000	12/15/2024	3,802,000
7,552,000	Gap, Inc. (The)	5.950	04/12/2021	7,916,496
4,405,000	Group 1 Automotive, Inc.	5.000	06/01/2022	4,371,962
4,660,000	L Brands, Inc.	5.625	02/15/2022	4,770,675
4,552,000	L Brands, Inc.(a)	5.625	10/15/2023	4,671,490
2,891,000	Penske Automotive Group, Inc.	5.750	10/01/2022	2,953,576
2,965,000	Penske Automotive Group, Inc.	5.500	05/15/2026	2,890,875
6,821,000	QVC, Inc.	4.375	03/15/2023	6,740,047
3,794,000	Sally Holdings LLC/Sally Capital, Inc.(a)	5.625	12/01/2025	3,566,360
8,182,000	Yum! Brands, Inc.	3.750	11/01/2021	8,110,408

				49,793,889

	Semiconductors - 1.2%
8,730,000	Micron Technology, Inc.	5.500	02/01/2025	9,068,288
2,000,000	Qorvo, Inc.	7.000	12/01/2025	2,175,000

				11,243,288

	Software - 1.0%
3,144,000	CDK Global, Inc.	4.875	06/01/2027	3,092,910
3,797,000	Citrix Systems, Inc.	4.500	12/01/2027	3,676,672
3,220,000	Nuance Communications, Inc.	5.625	12/15/2026	3,220,000

				9,989,582

	Telecommunications - 3.5%
3,997,000	Anixter, Inc.	5.500	03/01/2023	4,141,891
6,372,000	CenturyLink, Inc., Series S	6.450	06/15/2021	6,602,985
6,418,000	CenturyLink, Inc., Series Y(a)	7.500	04/01/2024	6,722,919
1,981,150	Hughes Satellite Systems Corp.	7.625	06/15/2021	2,132,213
2,212,000	Hughes Satellite Systems Corp.	6.625	08/01/2026	2,112,460
6,208,000	T-Mobile USA, Inc.	4.000	04/15/2022	6,153,680
5,843,000	T-Mobile USA, Inc.	6.500	01/15/2026	6,142,454

				34,008,602

	Toys/Games/Hobbies - 0.7%
7,690,000	Mattel, Inc.	2.350	08/15/2021	7,017,125

	Total Corporate Bonds (Cost $967,449,443)			946,622,070

Schedule of Investments

Number of Shares
	Money Market Fund - 0.0%
297,414	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(c) (Cost $297,414)	$297,414

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost 967,746,857) - 98.6%	946,919,484

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 5.3%
50,598,238	Invesco Government & Agency Portfolio - Institutional Class, 1.82%(c)(d) (Cost $50,598,238)	50,598,238

	Total Investments in Securities (Cost $1,018,345,095) - 103.9%	997,517,722
	Other assets less liabilities - (3.9)%	(37,549,565)

	Net Assets - 100.0%	$959,968,157

Investment Abbreviations:

MTN - Medium-Term Note

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at July 31, 2018.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2018 was $28,427,339, which represented 2.96% of the Fund’s Net Assets.

(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)

July 31, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds - 98.9%
	Advertising - 0.4%
$100,000	Interpublic Group of Cos., Inc. (The)	3.750%	02/15/2023	$98,486
50,000	Interpublic Group of Cos., Inc. (The)	4.200	04/15/2024	49,869
157,000	Omnicom Group, Inc./Omnicom Capital, Inc.	3.625	05/01/2022	156,098
100,000	Omnicom Group, Inc./Omnicom Capital, Inc.	3.600	04/15/2026	95,646

				400,099

	Aerospace/Defense - 2.8%
525,000	Boeing Co. (The)	4.875	02/15/2020	541,576
150,000	General Dynamics Corp.	3.000	05/11/2021	149,410
175,000	General Dynamics Corp.	2.625	11/15/2027	162,009
125,000	Harris Corp.	4.400	06/15/2028	126,849
75,000	L3 Technologies, Inc.	3.850	06/15/2023	74,739
100,000	L3 Technologies, Inc.	3.850	12/15/2026	97,383
190,000	Lockheed Martin Corp.	2.500	11/23/2020	187,646
218,000	Lockheed Martin Corp.	3.550	01/15/2026	216,607
152,000	Northrop Grumman Corp.	2.550	10/15/2022	146,819
150,000	Northrop Grumman Corp.	3.250	01/15/2028	142,471
327,000	Raytheon Co.	2.500	12/15/2022	317,302
100,000	Rockwell Collins, Inc.	2.800	03/15/2022	97,410
100,000	Rockwell Collins, Inc.	3.500	03/15/2027	96,167
80,000	Spirit AeroSystems, Inc.	4.600	06/15/2028	81,113
236,000	United Technologies Corp.	3.100	06/01/2022	233,622
300,000	United Technologies Corp.	2.650	11/01/2026	273,186

				2,944,309

	Agriculture - 1.7%
325,000	Altria Group, Inc.	2.850	08/09/2022	317,675
257,000	Altria Group, Inc.	4.000	01/31/2024	261,058
367,000	Archer-Daniels-Midland Co.	2.500	08/11/2026	336,963
135,000	Bunge Ltd. Finance Corp.	8.500	06/15/2019	141,301
100,000	Bunge Ltd. Finance Corp.	3.250	08/15/2026	91,391
323,000	Philip Morris International, Inc.	2.500	11/02/2022	310,324
293,000	Philip Morris International, Inc.	3.250	11/10/2024	286,062

				1,744,774

	Airlines - 0.2%
237,000	Southwest Airlines Co.	2.650	11/05/2020	234,206

	Apparel - 0.6%
200,000	NIKE, Inc.	2.250	05/01/2023	192,059
200,000	NIKE, Inc.	2.375	11/01/2026	183,328
200,000	VF Corp.	3.500	09/01/2021	202,001

				577,388

	Auto Manufacturers - 1.4%
310,000	Ford Motor Credit Co. LLC	5.875	08/02/2021	327,146
300,000	Ford Motor Credit Co. LLC	4.134	08/04/2025	290,468
300,000	General Motors Co.	4.875	10/02/2023	307,577
250,000	General Motors Financial Co., Inc.	3.200	07/06/2021	246,635
250,000	PACCAR Financial Corp., MTN	1.300	05/10/2019	247,584

				1,419,410

	Auto Parts & Equipment - 0.3%
100,000	BorgWarner, Inc.	3.375	03/15/2025	96,802
200,000	Lear Corp.	5.250	01/15/2025	206,866

				303,668

	Banks - 10.4%
503,000	Bank of America Corp., GMTN	3.300	01/11/2023	496,812
440,000	Bank of America Corp., MTN	4.200	08/26/2024	442,414
169,000	Bank of New York Mellon Corp. (The)	3.550	09/23/2021	170,563
219,000	Bank of New York Mellon Corp. (The), MTN	2.200	08/16/2023	205,994
200,000	BB&T Corp., MTN	2.450	01/15/2020	198,248
150,000	Branch Banking & Trust Co.	3.625	09/16/2025	148,149
250,000	Capital One Financial Corp.	2.500	05/12/2020	246,807
250,000	Capital One Financial Corp.	4.200	10/29/2025	245,388
454,000	Citigroup, Inc.	4.500	01/14/2022	467,232
350,000	Citigroup, Inc.	4.450	09/29/2027	346,412
300,000	Citizens Bank NA, MTN	2.450	12/04/2019	297,614

Schedule of Investments

$100,000	Comerica Bank, BKNT	2.500%	06/02/2020	$98,627
100,000	Discover Bank	4.200	08/08/2023	101,049
250,000	Discover Bank, BKNT	3.100	06/04/2020	248,997
200,000	Fifth Third Bancorp	4.300	01/16/2024	202,881
100,000	Fifth Third Bank, BKNT	2.250	06/14/2021	97,384
100,000	First Horizon National Corp.	3.500	12/15/2020	99,933
250,000	First Republic Bank	2.500	06/06/2022	240,443
250,000	Goldman Sachs Group, Inc. (The)	5.750	01/24/2022	267,283
310,000	Goldman Sachs Group, Inc. (The), GMTN	4.000	03/03/2024	312,151
102,000	Huntington Bancshares, Inc.	3.150	03/14/2021	101,221
100,000	Huntington Bancshares, Inc.	4.000	05/15/2025	100,070
575,000	JPMorgan Chase & Co.	4.500	01/24/2022	593,821
510,000	JPMorgan Chase & Co.	2.950	10/01/2026	475,610
200,000	KeyBank NA	3.300	06/01/2025	193,773
125,000	KeyCorp, MTN	5.100	03/24/2021	130,290
100,000	Manufacturers & Traders Trust Co.	2.900	02/06/2025	95,294
200,000	Manufacturers & Traders Trust Co., BKNT	2.300	01/30/2019	199,708
300,000	Morgan Stanley, GMTN	2.750	05/19/2022	291,360
250,000	Morgan Stanley, Series F, GMTN	3.875	04/29/2024	250,125
152,000	Northern Trust Corp.	3.450	11/04/2020	153,224
180,000	Northern Trust Corp.	3.950	10/30/2025	182,481
250,000	PNC Bank NA, BKNT	2.150	04/29/2021	242,357
250,000	PNC Bank NA, BKNT	3.100	10/25/2027	236,390
300,000	Regions Financial Corp.	3.200	02/08/2021	298,518
181,000	State Street Corp.	2.550	08/18/2020	179,417
175,000	State Street Corp.	3.550	08/18/2025	175,161
230,000	SunTrust Bank, BKNT	2.250	01/31/2020	227,258
150,000	SunTrust Banks, Inc.	4.000	05/01/2025	150,283
307,000	U.S. Bancorp, Series V, MTN	2.375	07/22/2026	279,008
250,000	U.S. Bank NA, BKNT	2.125	10/28/2019	247,715
585,000	Wells Fargo & Co., MTN	2.625	07/22/2022	565,087
536,000	Wells Fargo & Co.	3.000	04/22/2026	500,998

				10,803,550

	Beverages - 1.7%
250,000	Coca-Cola Co. (The)	1.650	11/01/2018	249,759
353,000	Coca-Cola Co. (The)	2.875	10/27/2025	339,180
81,000	Constellation Brands, Inc.	4.250	05/01/2023	82,664
100,000	Constellation Brands, Inc.	3.600	02/15/2028	94,810
100,000	Keurig Dr Pepper, Inc.(a)	4.057	05/25/2023	100,633
100,000	Keurig Dr Pepper, Inc.(a)	4.597	05/25/2028	102,266
100,000	Molson Coors Brewing Co.	2.100	07/15/2021	96,089
100,000	Molson Coors Brewing Co.	3.000	07/15/2026	91,732
300,000	PepsiCo, Inc.	2.750	03/01/2023	293,717
300,000	PepsiCo, Inc.	3.000	10/15/2027	287,167

				1,738,017

	Biotechnology - 1.3%
182,000	Amgen, Inc.	3.875	11/15/2021	184,880
200,000	Amgen, Inc.	3.625	05/22/2024	199,963
148,000	Biogen, Inc.	2.900	09/15/2020	147,401
100,000	Biogen, Inc.	4.050	09/15/2025	101,119
115,000	Celgene Corp.	2.875	08/15/2020	114,164
100,000	Celgene Corp.	3.875	08/15/2025	98,886
261,000	Gilead Sciences, Inc.	2.550	09/01/2020	258,348
209,000	Gilead Sciences, Inc.	3.650	03/01/2026	207,858

				1,312,619

	Building Materials - 0.6%
133,000	Fortune Brands Home & Security, Inc.	4.000	06/15/2025	132,012
262,000	Johnson Controls International PLC	3.900	02/14/2026	258,123
100,000	Martin Marietta Materials, Inc.	3.500	12/15/2027	92,525
140,000	Masco Corp.	4.375	04/01/2026	139,336

				621,996

	Chemicals - 2.2%
100,000	Celanese US Holdings LLC	4.625	11/15/2022	102,562
100,000	Eastman Chemical Co.	3.600	08/15/2022	99,991
100,000	Eastman Chemical Co.	3.800	03/15/2025	99,003
450,000	EI du Pont de Nemours & Co.	2.200	05/01/2020	443,574
200,000	LyondellBasell Industries NV	5.000	04/15/2019	201,947
200,000	LyondellBasell Industries NV	5.750	04/15/2024	216,728
100,000	Mosaic Co. (The)	3.250	11/15/2022	97,457
100,000	Mosaic Co. (The)	4.250	11/15/2023	101,270
230,000	PPG Industries, Inc.	3.600	11/15/2020	231,969
100,000	PPG Industries, Inc.	3.750	03/15/2028	98,405

Schedule of Investments

$120,000	Praxair, Inc.	4.500%	08/15/2019	$122,218
95,000	Praxair, Inc.	3.200	01/30/2026	92,672
100,000	Sherwin-Williams Co. (The)	2.250	05/15/2020	98,544
95,000	Sherwin-Williams Co. (The)	3.450	06/01/2027	90,720
159,000	Westlake Chemical Corp.	3.600	08/15/2026	151,365

				2,248,425

	Commercial Services - 1.1%
100,000	Automatic Data Processing, Inc.	2.250	09/15/2020	98,732
150,000	Automatic Data Processing, Inc.	3.375	09/15/2025	149,339
100,000	Block Financial LLC	4.125	10/01/2020	100,530
100,000	Ecolab, Inc.	4.350	12/08/2021	103,438
100,000	Ecolab, Inc.	2.700	11/01/2026	93,087
157,000	Equifax, Inc.	3.300	12/15/2022	153,496
100,000	Total System Services, Inc.	3.800	04/01/2021	100,521
50,000	Total System Services, Inc.	4.800	04/01/2026	51,539
125,000	Verisk Analytics, Inc.	4.000	06/15/2025	122,855
175,000	Western Union Co. (The)	3.600	03/15/2022	173,437

				1,146,974

	Computers - 2.4%
490,000	Apple, Inc.	2.400	05/03/2023	473,229
560,000	Apple, Inc.	3.250	02/23/2026	550,047
179,000	Hewlett Packard Enterprise Co.	3.600	10/15/2020	180,153
125,000	Hewlett Packard Enterprise Co.	4.900	10/15/2025	128,036
352,000	HP, Inc.	4.650	12/09/2021	364,119
350,000	International Business Machines Corp.	1.625	05/15/2020	340,696
300,000	International Business Machines Corp.	3.625	02/12/2024	301,583
137,000	NetApp, Inc.	3.375	06/15/2021	135,795

				2,473,658

	Cosmetics/Personal Care - 1.2%
250,000	Colgate-Palmolive Co., MTN	2.300	05/03/2022	243,384
100,000	Colgate-Palmolive Co., MTN	3.250	03/15/2024	99,892
100,000	Estee Lauder Cos., Inc. (The)	1.800	02/07/2020	98,317
100,000	Estee Lauder Cos., Inc. (The)	3.150	03/15/2027	96,243
376,000	Procter & Gamble Co. (The)	2.150	08/11/2022	362,473
300,000	Procter & Gamble Co. (The)	3.100	08/15/2023	299,135

				1,199,444

	Diversified Financial Services - 4.1%
240,000	American Express Co.	2.500	08/01/2022	230,988
240,000	American Express Credit Corp., MTN	3.300	05/03/2027	233,219
150,000	Ameriprise Financial, Inc.	5.300	03/15/2020	155,257
150,000	Ameriprise Financial, Inc.	4.000	10/15/2023	152,733
220,000	BlackRock, Inc.	3.500	03/18/2024	221,407
177,000	BlackRock, Inc., Series 2	5.000	12/10/2019	182,335
71,000	Cboe Global Markets, Inc.	3.650	01/12/2027	68,669
170,000	Charles Schwab Corp. (The)	4.450	07/22/2020	174,542
150,000	Charles Schwab Corp. (The)	3.200	03/02/2027	143,883
100,000	CME Group, Inc.	3.000	09/15/2022	98,677
150,000	CME Group, Inc.	3.000	03/15/2025	145,375
150,000	E*TRADE Financial Corp.	2.950	08/24/2022	145,374
400,000	GE Capital International Funding Co. Unlimited Co.	2.342	11/15/2020	391,824
500,000	GE Capital International Funding Co. Unlimited Co.	3.373	11/15/2025	481,587
100,000	Intercontinental Exchange, Inc.	2.750	12/01/2020	99,165
150,000	Intercontinental Exchange, Inc.	3.750	12/01/2025	150,233
119,000	Mastercard, Inc.	2.000	11/21/2021	115,488
100,000	Mastercard, Inc.	3.375	04/01/2024	100,102
50,000	Nasdaq, Inc.	5.550	01/15/2020	51,777
100,000	Nasdaq, Inc.	4.250	06/01/2024	101,035
200,000	Raymond James Financial, Inc.	3.625	09/15/2026	192,050
100,000	TD Ameritrade Holding Corp.	2.950	04/01/2022	98,311
100,000	TD Ameritrade Holding Corp.	3.300	04/01/2027	95,994
224,000	Visa, Inc.	2.200	12/14/2020	220,332
180,000	Visa, Inc.	3.150	12/14/2025	175,225

				4,225,582

	Electric - 5.6%
200,000	American Electric Power Co., Inc.	3.200	11/13/2027	186,790
100,000	Arizona Public Service Co.	8.750	03/01/2019	103,367
200,000	Avangrid, Inc.	3.150	12/01/2024	191,283
256,000	Consolidated Edison Co. of New York, Inc.	7.125	12/01/2018	259,797
200,000	Consumers Energy Co.	6.700	09/15/2019	207,984
158,000	Dominion Energy, Inc.	2.579	07/01/2020	155,781
140,000	Dominion Energy, Inc.	3.900	10/01/2025	138,552
200,000	DTE Energy Co.	2.850	10/01/2026	182,661

Schedule of Investments

$250,000	Duke Energy Corp.	1.800%	09/01/2021	$239,129
277,000	Duke Energy Corp.	2.650	09/01/2026	251,923
125,000	Entergy Corp.	4.000	07/15/2022	127,149
106,000	Entergy Corp.	2.950	09/01/2026	97,360
100,000	Eversource Energy, Series K	2.750	03/15/2022	97,468
200,000	Exelon Corp.	3.950	06/15/2025	199,427
200,000	Exelon Generation Co. LLC	2.950	01/15/2020	199,111
100,000	Interstate Power & Light Co.	3.250	12/01/2024	97,711
200,000	Nextera Energy Capital Holdings, Inc.	2.800	01/15/2023	192,884
201,000	Nextera Energy Capital Holdings, Inc.	3.550	05/01/2027	194,286
100,000	NSTAR Electric Co.	3.200	05/15/2027	95,533
180,000	Ohio Power Co., Series M	5.375	10/01/2021	191,246
185,000	Pacific Gas & Electric Co.	3.500	10/01/2020	184,680
150,000	Pacific Gas & Electric Co.	3.300	12/01/2027	137,519
301,000	PPL Capital Funding, Inc.	3.400	06/01/2023	294,602
125,000	PPL Capital Funding, Inc.	3.100	05/15/2026	116,345
275,000	PSEG Power LLC	3.000	06/15/2021	272,445
126,000	Sempra Energy	2.400	03/15/2020	124,036
160,000	Sempra Energy	3.400	02/01/2028	151,492
157,000	Southern California Edison Co.	3.875	06/01/2021	159,262
124,000	Southern California Edison Co., Series C	3.500	10/01/2023	124,008
240,000	Southern Co. (The)	2.350	07/01/2021	233,572
202,000	Southern Co. (The)	3.250	07/01/2026	192,000
80,000	WEC Energy Group, Inc.	3.375	06/15/2021	80,074
154,000	WEC Energy Group, Inc.	3.550	06/15/2025	152,204
118,000	Xcel Energy, Inc.	4.700	05/15/2020	120,379
100,000	Xcel Energy, Inc.	3.300	06/01/2025	96,485

				5,848,545

	Electrical Components & Equipment - 0.3%
100,000	Emerson Electric Co.	2.625	02/15/2023	97,175
200,000	Emerson Electric Co.	3.150	06/01/2025	193,381

				290,556

	Electronics - 1.8%
100,000	Agilent Technologies, Inc.	3.875	07/15/2023	99,909
150,000	Amphenol Corp.	2.550	01/30/2019	149,871
250,000	Arrow Electronics, Inc.	3.875	01/12/2028	234,038
200,000	Avnet, Inc.	4.625	04/15/2026	197,913
100,000	Flex Ltd.	5.000	02/15/2023	102,902
100,000	Flex Ltd.	4.750	06/15/2025	100,901
100,000	Fortive Corp.	2.350	06/15/2021	96,879
100,000	Fortive Corp.	3.150	06/15/2026	93,595
195,000	Honeywell International, Inc.	1.850	11/01/2021	187,511
200,000	Honeywell International, Inc.	2.500	11/01/2026	185,422
100,000	Keysight Technologies, Inc.	4.600	04/06/2027	101,479
100,000	Tech Data Corp.	3.700	02/15/2022	98,699
111,000	Tech Data Corp.	4.950	02/15/2027	108,522
75,000	Trimble, Inc.	4.900	06/15/2028	74,720

				1,832,361

	Engineering & Construction - 0.2%
100,000	Fluor Corp.	3.375	09/15/2021	99,973
100,000	Fluor Corp.	3.500	12/15/2024	98,319

				198,292

	Environmental Control - 0.4%
100,000	Republic Services, Inc.	3.550	06/01/2022	100,392
80,000	Republic Services, Inc.	3.950	05/15/2028	79,835
100,000	Waste Management, Inc.	4.750	06/30/2020	103,075
200,000	Waste Management, Inc.	3.150	11/15/2027	189,331

				472,633

	Food - 3.1%
100,000	Campbell Soup Co.	3.650	03/15/2023	97,973
100,000	Campbell Soup Co.	4.150	03/15/2028	95,967
197,000	Conagra Brands, Inc.	3.200	01/25/2023	190,062
200,000	General Mills, Inc.	3.150	12/15/2021	198,012
150,000	General Mills, Inc.	3.200	02/10/2027	138,629
100,000	Hershey Co. (The)	3.375	05/15/2023	100,317
100,000	Hershey Co. (The)	2.300	08/15/2026	90,288
100,000	JM Smucker Co. (The)	3.500	10/15/2021	100,323
100,000	JM Smucker Co. (The)	3.500	03/15/2025	95,797
143,000	Kellogg Co.	4.000	12/15/2020	145,434
100,000	Kellogg Co.	3.250	04/01/2026	94,342
206,000	Kraft Heinz Foods Co.	3.500	06/06/2022	204,947
220,000	Kraft Heinz Foods Co.	3.950	07/15/2025	216,165

Schedule of Investments

$200,000	Kroger Co. (The)	6.150%	01/15/2020	$208,336
200,000	Kroger Co. (The)	2.650	10/15/2026	178,521
100,000	McCormick & Co., Inc.	3.400	08/15/2027	95,406
175,000	Mondelez International, Inc.	3.625	05/07/2023	174,109
200,000	Mondelez International, Inc.	4.000	02/01/2024	201,241
155,000	Sysco Corp.	2.600	10/01/2020	152,997
170,000	Sysco Corp.	3.300	07/15/2026	162,627
147,000	Tyson Foods, Inc.	2.650	08/15/2019	146,656
100,000	Tyson Foods, Inc.	3.950	08/15/2024	100,022

				3,188,171

	Forest Products & Paper - 0.3%
150,000	International Paper Co.	4.750	02/15/2022	155,683
167,000	International Paper Co.	3.000	02/15/2027	153,148

				308,831

	Gas - 0.5%
100,000	Atmos Energy Corp.	3.000	06/15/2027	94,525
100,000	CenterPoint Energy Resources Corp.	4.500	01/15/2021	102,075
100,000	National Fuel Gas Co.	3.750	03/01/2023	98,653
195,000	NiSource, Inc.	3.490	05/15/2027	187,496

				482,749

	Hand/Machine Tools - 0.2%
200,000	Stanley Black & Decker, Inc.	2.900	11/01/2022	196,185

	Healthcare-Products - 1.7%
100,000	Abbott Laboratories	2.900	11/30/2021	98,716
200,000	Abbott Laboratories	3.750	11/30/2026	199,248
250,000	Baxter International, Inc.	2.600	08/15/2026	229,546
100,000	Boston Scientific Corp.	6.000	01/15/2020	103,883
125,000	Danaher Corp.	2.400	09/15/2020	123,040
100,000	Danaher Corp.	3.350	09/15/2025	98,283
150,000	Edwards Lifesciences Corp.	2.875	10/15/2018	150,065
50,000	Edwards Lifesciences Corp.	4.300	06/15/2028	50,289
100,000	Stryker Corp.	2.625	03/15/2021	98,227
150,000	Stryker Corp.	3.500	03/15/2026	146,010
126,000	Thermo Fisher Scientific, Inc.	4.500	03/01/2021	129,621
125,000	Thermo Fisher Scientific, Inc.	4.150	02/01/2024	127,606
79,000	Zimmer Biomet Holdings, Inc.	2.700	04/01/2020	78,338
100,000	Zimmer Biomet Holdings, Inc.	3.550	04/01/2025	96,024

				1,728,896

	Healthcare-Services - 2.2%
199,000	Aetna, Inc.	2.800	06/15/2023	190,868
175,000	Aetna, Inc.	3.500	11/15/2024	171,187
235,000	Anthem, Inc.	3.125	05/15/2022	231,775
200,000	Anthem, Inc.	3.650	12/01/2027	190,944
100,000	Cigna Corp.	4.000	02/15/2022	101,622
153,000	Cigna Corp.	3.250	04/15/2025	145,414
150,000	Humana, Inc.	3.150	12/01/2022	146,908
153,000	Humana, Inc.	3.950	03/15/2027	151,268
100,000	Laboratory Corp. of America Holdings	4.625	11/15/2020	102,651
100,000	Laboratory Corp. of America Holdings	3.600	02/01/2025	97,850
50,000	Quest Diagnostics, Inc.	4.700	04/01/2021	51,422
100,000	Quest Diagnostics, Inc.	3.500	03/30/2025	96,584
332,000	UnitedHealth Group, Inc.	2.700	07/15/2020	330,534
250,000	UnitedHealth Group, Inc.	3.100	03/15/2026	239,946

				2,248,973

	Home Builders - 0.2%
150,000	DR Horton, Inc.	4.000	02/15/2020	151,266
100,000	NVR, Inc.	3.950	09/15/2022	100,457

				251,723

	Home Furnishings - 0.1%
100,000	Leggett & Platt, Inc.	3.500	11/15/2027	94,225

	Household Products/Wares - 0.2%
74,000	Clorox Co. (The)	3.050	09/15/2022	73,309
100,000	Clorox Co. (The)	3.500	12/15/2024	98,932

				172,241

	Housewares - 0.3%
91,000	Newell Brands, Inc.	3.850	04/01/2023	89,340
100,000	Newell Brands, Inc.	4.200	04/01/2026	96,549
100,000	Tupperware Brands Corp.	4.750	06/01/2021	102,162

				288,051

Schedule of Investments

	Insurance - 6.1%
$300,000	Aflac, Inc.	3.625%	06/15/2023	$300,468
140,000	Aflac, Inc.	3.625	11/15/2024	139,221
355,000	Allstate Corp. (The)	3.150	06/15/2023	350,541
140,000	Allstate Corp. (The)	3.280	12/15/2026	134,967
200,000	American International Group, Inc.	4.875	06/01/2022	209,130
300,000	American International Group, Inc.	3.900	04/01/2026	295,627
429,000	Berkshire Hathaway, Inc.	2.750	03/15/2023	420,186
411,000	Berkshire Hathaway, Inc.	3.125	03/15/2026	398,378
350,000	Brighthouse Financial, Inc.	3.700	06/22/2027	319,020
100,000	Brown & Brown, Inc.	4.200	09/15/2024	99,768
200,000	Chubb INA Holdings, Inc.	2.300	11/03/2020	196,570
100,000	Chubb INA Holdings, Inc.	3.350	05/03/2026	97,332
250,000	Hartford Financial Services Group, Inc. (The)	5.125	04/15/2022	263,644
250,000	Lincoln National Corp.	3.800	03/01/2028	242,933
265,000	Loews Corp.	2.625	05/15/2023	253,849
100,000	Loews Corp.	3.750	04/01/2026	98,422
130,000	Marsh & McLennan Cos., Inc.	4.800	07/15/2021	134,677
114,000	Marsh & McLennan Cos., Inc.	3.750	03/14/2026	113,947
255,000	MetLife, Inc.	4.750	02/08/2021	264,304
370,000	MetLife, Inc.	3.600	04/10/2024	368,898
100,000	Old Republic International Corp.	3.875	08/26/2026	96,244
143,000	Progressive Corp. (The)	3.750	08/23/2021	144,611
132,000	Progressive Corp. (The)	2.450	01/15/2027	119,871
300,000	Prudential Financial, Inc., MTN	3.500	05/15/2024	299,048
300,000	Prudential Financial, Inc., Series D, MTN	7.375	06/15/2019	311,773
382,000	Travelers Cos., Inc. (The)	3.900	11/01/2020	387,873
316,000	Voya Financial, Inc.	3.650	06/15/2026	300,064

				6,361,366

	Internet - 1.4%
288,000	Alphabet, Inc.	3.625	05/19/2021	293,905
307,000	Alphabet, Inc.	1.998	08/15/2026	276,809
200,000	Amazon.com, Inc.	1.900	08/21/2020	196,150
250,000	Amazon.com, Inc.	3.150	08/22/2027	241,397
100,000	Booking Holdings, Inc.	2.750	03/15/2023	96,102
150,000	Booking Holdings, Inc.	3.600	06/01/2026	146,147
166,000	eBay, Inc.	2.600	07/15/2022	160,175
100,000	eBay, Inc.	3.600	06/05/2027	95,191

				1,505,876

	Iron/Steel - 0.3%
150,000	Nucor Corp.	4.125	09/15/2022	154,116
100,000	Nucor Corp.	3.950	05/01/2028	100,233
100,000	Reliance Steel & Aluminum Co.	4.500	04/15/2023	101,707

				356,056

	Leisure Time - 0.4%
300,000	Carnival Corp.	3.950	10/15/2020	305,360
150,000	Royal Caribbean Cruises Ltd.	3.700	03/15/2028	140,091

				445,451

	Lodging - 0.2%
100,000	Marriott International, Inc.	2.300	01/15/2022	95,858
100,000	Marriott International, Inc., Series R	3.125	06/15/2026	93,004

				188,862

	Machinery-Construction & Mining - 0.4%
167,000	Caterpillar, Inc.	3.900	05/27/2021	170,718
247,000	Caterpillar, Inc.	3.400	05/15/2024	246,716

				417,434

	Machinery-Diversified - 1.0%
227,000	Cummins, Inc.	3.650	10/01/2023	228,939
189,000	Deere & Co.	2.600	06/08/2022	184,715
100,000	Flowserve Corp.	3.500	09/15/2022	97,723
200,000	John Deere Capital Corp., MTN	2.650	06/10/2026	186,585
100,000	Roper Technologies, Inc.	6.250	09/01/2019	103,316
100,000	Roper Technologies, Inc.	3.800	12/15/2026	96,932
100,000	Wabtec Corp.	3.450	11/15/2026	92,155
100,000	Xylem, Inc.	4.875	10/01/2021	104,155

				1,094,520

	Media - 2.1%
203,000	21st Century Fox America, Inc.	3.000	09/15/2022	199,347
150,000	21st Century Fox America, Inc.	3.700	10/15/2025	148,672
151,000	CBS Corp.	3.375	03/01/2022	148,745
100,000	CBS Corp.	4.000	01/15/2026	97,980
347,000	Comcast Corp.	3.150	03/01/2026	329,579

Schedule of Investments

$100,000	Discovery Communications LLC	2.950%	03/20/2023	$96,128
100,000	Discovery Communications LLC	3.950	03/20/2028	96,036
275,000	NBCUniversal Media LLC	5.150	04/30/2020	284,337
120,000	Viacom, Inc.	5.625	09/15/2019	123,468
109,000	Viacom, Inc.	4.250	09/01/2023	109,557
289,000	Walt Disney Co. (The), GMTN	2.350	12/01/2022	278,764
300,000	Walt Disney Co. (The), MTN	2.950	06/15/2027	287,385

				2,199,998

	Mining - 0.2%
200,000	Newmont Mining Corp.	3.500	03/15/2022	199,117

	Miscellaneous Manufacturing - 1.4%
200,000	3M Co., GMTN	2.000	06/26/2022	192,835
230,000	3M Co.	2.875	10/15/2027	217,886
100,000	Carlisle Cos., Inc.	3.750	12/01/2027	95,136
180,000	Eaton Corp.	2.750	11/02/2022	175,075
145,000	Eaton Corp.	3.103	09/15/2027	135,970
140,000	Illinois Tool Works, Inc.	6.250	04/01/2019	143,577
154,000	Illinois Tool Works, Inc.	2.650	11/15/2026	142,982
200,000	Ingersoll-Rand Luxembourg Finance SA	3.550	11/01/2024	196,208
200,000	Parker-Hannifin Corp.	3.250	03/01/2027	191,821

				1,491,490

	Office/Business Equipment - 0.2%
183,000	Xerox Corp.	4.500	05/15/2021	185,137

	Oil & Gas - 5.9%
265,000	Andeavor	4.750	12/15/2023	274,572
250,000	Apache Corp.	3.250	04/15/2022	246,882
487,000	Chevron Corp.	2.355	12/05/2022	467,614
450,000	Chevron Corp.	2.954	05/16/2026	431,989
86,000	Cimarex Energy Co.	4.375	06/01/2024	87,164
115,000	Concho Resources, Inc.	3.750	10/01/2027	110,509
500,000	ConocoPhillips Co.	4.950	03/15/2026	539,306
100,000	EOG Resources, Inc.	2.625	03/15/2023	96,287
100,000	EOG Resources, Inc.	4.150	01/15/2026	102,603
100,000	EQT Corp.	4.875	11/15/2021	102,908
50,000	EQT Corp.	3.900	10/01/2027	47,217
600,000	Exxon Mobil Corp.	2.222	03/01/2021	589,960
560,000	Exxon Mobil Corp.	3.043	03/01/2026	545,903
100,000	Helmerich & Payne International Drilling Co.	4.650	03/15/2025	102,602
195,000	HollyFrontier Corp.	5.875	04/01/2026	210,170
181,000	Marathon Petroleum Corp.	5.125	03/01/2021	188,232
189,000	Marathon Petroleum Corp.	3.625	09/15/2024	186,299
100,000	Noble Energy, Inc.	4.150	12/15/2021	101,647
112,000	Noble Energy, Inc.	3.900	11/15/2024	110,832
225,000	Occidental Petroleum Corp.	2.700	02/15/2023	218,581
200,000	Occidental Petroleum Corp.	3.400	04/15/2026	196,968
150,000	Patterson-UTI Energy, Inc.(a)	3.950	02/01/2028	139,927
450,000	Phillips 66	3.900	03/15/2028	444,407
105,000	Pioneer Natural Resources Co.	3.950	07/15/2022	106,386
50,000	Pioneer Natural Resources Co.	4.450	01/15/2026	51,775
201,000	Valero Energy Corp.	6.125	02/01/2020	209,126
235,000	Valero Energy Corp.	3.400	09/15/2026	224,936

				6,134,802

	Oil & Gas Services - 0.9%
155,000	Halliburton Co.	3.250	11/15/2021	155,127
167,000	Halliburton Co.	3.800	11/15/2025	166,124
259,000	National Oilwell Varco, Inc.	2.600	12/01/2022	247,443
400,000	Schlumberger Investment SA	3.650	12/01/2023	403,473

				972,167

	Packaging & Containers - 0.3%
100,000	Packaging Corp. of America	2.450	12/15/2020	98,295
104,000	Packaging Corp. of America	4.500	11/01/2023	107,207
100,000	WestRock Co.(a)	3.375	09/15/2027	94,305

				299,807

	Pharmaceuticals - 5.9%
155,000	AbbVie, Inc.	2.500	05/14/2020	153,299
287,000	AbbVie, Inc.	3.600	05/14/2025	280,359
161,000	Allergan Funding SCS	3.000	03/12/2020	160,402
150,000	Allergan Funding SCS	3.800	03/15/2025	147,386
200,000	AmerisourceBergen Corp.	3.500	11/15/2021	199,744
200,000	AmerisourceBergen Corp.	3.450	12/15/2027	184,545
153,000	Bristol-Myers Squibb Co.	2.000	08/01/2022	145,266

Schedule of Investments

$200,000	Bristol-Myers Squibb Co.	3.250%	02/27/2027	$194,026
215,000	Cardinal Health, Inc.	2.616	06/15/2022	205,737
200,000	Cardinal Health, Inc.	3.410	06/15/2027	184,604
300,000	CVS Health Corp.	3.700	03/09/2023	298,638
300,000	CVS Health Corp.	4.300	03/25/2028	299,694
200,000	Eli Lilly & Co.	2.350	05/15/2022	195,034
200,000	Eli Lilly & Co.	2.750	06/01/2025	190,201
243,000	Express Scripts Holding Co.	4.750	11/15/2021	250,967
225,000	Express Scripts Holding Co.	3.400	03/01/2027	209,623
321,000	Johnson & Johnson	2.250	03/03/2022	313,126
423,000	Johnson & Johnson	2.450	03/01/2026	398,633
260,000	McKesson Corp.	2.284	03/15/2019	259,465
200,000	McKesson Corp.	3.796	03/15/2024	197,993
300,000	Merck & Co., Inc.	2.800	05/18/2023	293,904
340,000	Merck & Co., Inc.	2.750	02/10/2025	327,798
121,000	Mylan NV	3.150	06/15/2021	119,906
100,000	Mylan NV	3.950	06/15/2026	96,429
350,000	Pfizer, Inc.	2.100	05/15/2019	348,926
300,000	Pfizer, Inc.	3.000	12/15/2026	289,609
100,000	Zoetis, Inc.	3.250	02/01/2023	98,497
100,000	Zoetis, Inc.	3.000	09/12/2027	93,522

				6,137,333

	Pipelines - 0.9%
100,000	Enable Midstream Partners LP	4.400	03/15/2027	96,518
183,000	Kinder Morgan, Inc.	3.050	12/01/2019	183,026
182,000	Kinder Morgan, Inc.	4.300	06/01/2025	184,152
100,000	ONEOK Partners LP	3.375	10/01/2022	98,470
100,000	ONEOK, Inc.	4.550	07/15/2028	102,380
163,000	Williams Partners LP	3.600	03/15/2022	162,554
134,000	Williams Partners LP	4.300	03/04/2024	135,310

				962,410

	Real Estate - 0.3%
150,000	CBRE Services, Inc.	4.875	03/01/2026	155,413
200,000	Prologis LP	4.250	08/15/2023	205,875

				361,288

	REITs - 4.5%
50,000	Alexandria Real Estate Equities, Inc.	3.900	06/15/2023	50,094
50,000	Alexandria Real Estate Equities, Inc.	3.450	04/30/2025	47,885
100,000	American Homes 4 Rent LP	4.250	02/15/2028	96,144
100,000	American Tower Corp.	3.500	01/31/2023	98,402
125,000	American Tower Corp.	3.375	10/15/2026	116,186
200,000	AvalonBay Communities, Inc., GMTN	3.450	06/01/2025	195,576
100,000	Boston Properties LP	4.125	05/15/2021	101,891
100,000	Boston Properties LP	3.650	02/01/2026	97,220
75,000	Brixmor Operating Partnership LP	3.850	02/01/2025	72,415
105,000	Crown Castle International Corp.	5.250	01/15/2023	110,152
150,000	Crown Castle International Corp.	3.650	09/01/2027	141,130
100,000	Digital Realty Trust LP	3.950	07/01/2022	100,993
100,000	Digital Realty Trust LP	3.700	08/15/2027	95,769
100,000	ERP Operating LP	4.625	12/15/2021	103,564
100,000	ERP Operating LP	2.850	11/01/2026	92,784
150,000	Essex Portfolio LP	3.500	04/01/2025	145,044
75,000	Hcp, Inc.	4.000	12/01/2022	75,280
91,000	HCP, Inc.	3.875	08/15/2024	88,824
100,000	Healthcare Trust of America Holdings LP	3.750	07/01/2027	94,620
123,000	Hospitality Properties Trust	5.000	08/15/2022	126,743
200,000	Host Hotels & Resorts LP, Series E	4.000	06/15/2025	194,249
105,000	Kimco Realty Corp.	3.400	11/01/2022	103,326
100,000	Kimco Realty Corp.	3.300	02/01/2025	95,020
50,000	LifeStorage LP	3.500	07/01/2026	46,643
100,000	Mid-America Apartments LP	3.600	06/01/2027	96,033
100,000	Omega Healthcare Investors, Inc.	5.250	01/15/2026	101,196
105,000	Public Storage	2.370	09/15/2022	100,839
100,000	Public Storage	3.094	09/15/2027	94,153
111,000	Realty Income Corp.	4.650	08/01/2023	114,788
112,000	Regency Centers LP	3.600	02/01/2027	106,619
150,000	Senior Housing Properties Trust	4.750	02/15/2028	145,979
135,000	Simon Property Group LP	4.375	03/01/2021	138,543
165,000	Simon Property Group LP	3.375	10/01/2024	161,510
100,000	SL Green Operating Partnership LP	3.250	10/15/2022	97,199
100,000	Ventas Realty LP	3.500	02/01/2025	95,953
100,000	Ventas Realty LP/Ventas Capital Corp.	4.750	06/01/2021	102,902

Schedule of Investments

$140,000	VEREIT Operating Partnership LP	4.875%	06/01/2026	$140,391
125,000	Washington Prime Group LP	5.950	08/15/2024	123,607
135,000	Welltower, Inc.	4.125	04/01/2019	135,702
150,000	Welltower, Inc.	4.000	06/01/2025	147,696
100,000	Weyerhaeuser Co.	7.375	10/01/2019	104,775
100,000	Weyerhaeuser Co.	4.625	09/15/2023	103,695
100,000	WP Carey, Inc.	4.600	04/01/2024	101,006

				4,702,540

	Retail - 6.2%
100,000	Autozone, Inc.	3.750	06/01/2027	96,449
100,000	AutoZone, Inc.	3.125	07/15/2023	97,498
246,000	Best Buy Co., Inc.	5.500	03/15/2021	257,153
250,000	Costco Wholesale Corp.	1.700	12/15/2019	246,470
250,000	Costco Wholesale Corp.	3.000	05/18/2027	240,367
100,000	Darden Restaurants, Inc.	3.850	05/01/2027	96,393
82,000	Dollar General Corp.	3.250	04/15/2023	80,401
100,000	Dollar General Corp.	3.875	04/15/2027	97,786
100,000	Dollar Tree, Inc.	3.700	05/15/2023	99,365
100,000	Dollar Tree, Inc.	4.200	05/15/2028	98,877
319,000	Home Depot, Inc. (The)	2.625	06/01/2022	314,909
300,000	Home Depot, Inc. (The)	3.000	04/01/2026	287,457
250,000	Kohl’s Corp.	4.250	07/17/2025	250,356
232,000	Lowe’s Cos., Inc.	3.750	04/15/2021	235,712
187,000	Lowe’s Cos., Inc.	2.500	04/15/2026	171,431
146,000	Macy’s Retail Holdings, Inc.	2.875	02/15/2023	137,535
100,000	Macy’s Retail Holdings, Inc.	3.625	06/01/2024	96,747
250,000	McDonald’s Corp., MTN	2.625	01/15/2022	244,559
250,000	McDonald’s Corp., MTN	3.700	01/30/2026	249,800
204,000	Nordstrom, Inc.	4.000	10/15/2021	205,553
100,000	O’reilly Automotive, Inc.	3.600	09/01/2027	94,562
100,000	O’Reilly Automotive, Inc.	4.875	01/14/2021	103,408
100,000	Starbucks Corp.	2.100	02/04/2021	97,280
150,000	Starbucks Corp.	3.850	10/01/2023	152,019
200,000	Tapestry, Inc.	4.250	04/01/2025	196,957
244,000	Target Corp.	2.900	01/15/2022	243,003
200,000	Target Corp.	2.500	04/15/2026	185,393
118,000	TJX Cos., Inc. (The)	2.750	06/15/2021	117,057
170,000	TJX Cos., Inc. (The)	2.250	09/15/2026	153,198
238,000	Walgreens Boots Alliance, Inc.	2.700	11/18/2019	237,424
213,000	Walgreens Boots Alliance, Inc.	3.800	11/18/2024	210,553
500,000	Walmart, Inc.	3.400	06/26/2023	502,825
541,000	Walmart, Inc.	2.650	12/15/2024	517,830

				6,416,327

	Savings & Loans - 0.1%
150,000	People’s United Financial, Inc.	3.650	12/06/2022	149,358

	Semiconductors - 2.5%
200,000	Analog Devices, Inc.	3.900	12/15/2025	197,736
100,000	Applied Materials, Inc.	4.300	06/15/2021	103,515
100,000	Applied Materials, Inc.	3.300	04/01/2027	97,563
100,000	Broadcom Corp./Broadcom Cayman Finance Ltd.	3.000	01/15/2022	97,106
121,000	Broadcom Corp./Broadcom Cayman Finance Ltd.	3.875	01/15/2027	113,678
250,000	Intel Corp.	3.300	10/01/2021	252,586
333,000	Intel Corp.	3.700	07/29/2025	336,798
100,000	KLA-Tencor Corp.	4.125	11/01/2021	101,792
137,000	KLA-Tencor Corp.	4.650	11/01/2024	141,396
100,000	Lam Research Corp.	2.800	06/15/2021	98,215
100,000	Maxim Integrated Products, Inc.	3.375	03/15/2023	98,302
50,000	Maxim Integrated Products, Inc.	3.450	06/15/2027	47,325
100,000	NVIDIA Corp.	2.200	09/16/2021	96,995
100,000	NVIDIA Corp.	3.200	09/16/2026	96,784
200,000	QUALCOMM, Inc.	2.250	05/20/2020	197,017
250,000	QUALCOMM, Inc.	3.450	05/20/2025	241,709
130,000	Texas Instruments, Inc.	1.650	08/03/2019	128,701
150,000	Texas Instruments, Inc.	2.900	11/03/2027	142,500

				2,589,718

	Shipbuilding - 0.1%
100,000	Huntington Ingalls Industries, Inc.	3.483	12/01/2027	95,597

	Software - 2.8%
100,000	Activision Blizzard, Inc.	2.300	09/15/2021	96,763
139,000	Activision Blizzard, Inc.	3.400	09/15/2026	133,371
100,000	Adobe Systems, Inc.	4.750	02/01/2020	102,654

Schedule of Investments

$50,000	Adobe Systems, Inc.	3.250%	02/01/2025	$49,191
100,000	Autodesk, Inc.	3.500	06/15/2027	93,443
90,000	Broadridge Financial Solutions, Inc.	3.400	06/27/2026	84,963
150,000	CA, Inc.	5.375	12/01/2019	153,854
135,000	Electronic Arts, Inc.	3.700	03/01/2021	136,415
179,000	Fidelity National Information Services, Inc.	3.625	10/15/2020	180,091
100,000	Fidelity National Information Services, Inc.	3.000	08/15/2026	92,805
100,000	Fiserv, Inc.	2.700	06/01/2020	98,911
50,000	Fiserv, Inc.	3.850	06/01/2025	49,974
406,000	Microsoft Corp.	1.550	08/08/2021	390,051
450,000	Microsoft Corp.	3.300	02/06/2027	444,914
189,000	Oracle Corp.	1.900	09/15/2021	182,461
297,000	Oracle Corp.	2.650	07/15/2026	277,866
69,000	salesforce.Com, Inc.	3.250	04/11/2023	68,866
69,000	salesforce.Com, Inc.	3.700	04/11/2028	69,329
85,000	VMware, Inc.	2.950	08/21/2022	82,185
100,000	VMware, Inc.	3.900	08/21/2027	94,504

				2,882,611

	Telecommunications - 2.7%
520,000	AT&T, Inc.	2.450	06/30/2020	513,389
507,000	AT&T, Inc.	3.400	05/15/2025	482,273
296,000	Cisco Systems, Inc.	4.450	01/15/2020	302,988
321,000	Cisco Systems, Inc.	2.500	09/20/2026	298,650
100,000	Juniper Networks, Inc.	4.500	03/15/2024	101,514
100,000	Motorola Solutions, Inc.	3.750	05/15/2022	99,820
100,000	Motorola Solutions, Inc.	4.000	09/01/2024	97,583
475,000	Verizon Communications, Inc.	2.946	03/15/2022	466,699
383,000	Verizon Communications, Inc.	5.150	09/15/2023	411,025

				2,773,941

	Textiles - 0.3%
100,000	Cintas Corp. No. 2	3.700	04/01/2027	98,852
200,000	Mohawk Industries, Inc.	3.850	02/01/2023	201,024

				299,876

	Toys/Games/Hobbies - 0.1%
150,000	Hasbro, Inc.	3.500	09/15/2027	140,806

	Transportation - 2.0%
179,000	CH Robinson Worldwide, Inc.	4.200	04/15/2028	176,769
160,000	CSX Corp.	3.700	10/30/2020	161,939
167,000	CSX Corp.	3.250	06/01/2027	159,535
200,000	FedEx Corp.	8.000	01/15/2019	204,910
150,000	FedEx Corp.	4.000	01/15/2024	152,473
100,000	Kirby Corp.	4.200	03/01/2028	98,767
100,000	Norfolk Southern Corp.	3.000	04/01/2022	98,716
200,000	Norfolk Southern Corp.	2.900	06/15/2026	187,975
154,000	Union Pacific Corp.	4.163	07/15/2022	158,948
200,000	Union Pacific Corp.	3.950	09/10/2028	203,131
250,000	United Parcel Service, Inc.	3.125	01/15/2021	250,514
250,000	United Parcel Service, Inc.	2.400	11/15/2026	228,149

				2,081,826

	Water - 0.2%
200,000	American Water Capital Corp.	3.400	03/01/2025	197,490

	Total Corporate Bonds (Cost $105,010,016)			102,639,755

Number of Shares
	Money Market Fund - 0.1%
87,400	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(b) (Cost $87,400)			87,400

	Total Investments in Securities
$105,097,416	(Cost $105,097,416) - 99.0%			102,727,155
	Other assets less liabilities - 1.0%			987,143

	Net Assets - 100.0%			$103,714,298

Schedule of Investments

Investment Abbreviations:

BKNT - Bank Note

GMTN - Global Medium-Term Note

MTN - Medium-Term Note

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2018 was $437,131, which represented less than 1% of the Fund’s Net Assets.

(b)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco Global Short Term High Yield Bond ETF (PGHY)

July 31, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds - 86.7%
	Argentina - 0.6%
$500,000	Banco Hipotecario SA(a)	9.750%	11/30/2020	$518,525
800,000	YPF SA(a)	8.875	12/19/2018	812,000

				1,330,525

	Australia - 0.4%
500,000	Ausdrill Finance Pty Ltd.(a)	6.875	11/01/2019	503,125
669	Emeco Pty Ltd., Series B	9.250	03/31/2022	712
500,000	Virgin Australia Holdings Ltd.(a)	8.500	11/15/2019	506,875

				1,010,712

	Bahrain - 0.5%
600,000	Batelco International Finance No.1 Ltd., EMTN	4.250	05/01/2020	583,239
600,000	BBK BSC	3.500	03/24/2020	577,392

				1,160,631

	Bermuda - 0.2%
400,000	Teekay Corp.	8.500	01/15/2020	417,500

	Brazil - 6.3%
600,000	B3 SA - Brasil Bolsa Balcao(a)	5.500	07/16/2020	616,506
700,000	Banco Bradesco SA(a)	6.750	09/29/2019	722,613
500,000	Banco Bradesco SA(a)	5.900	01/16/2021	516,817
700,000	Banco BTG Pactual SA(a)	4.000	01/16/2020	699,300
450,000	Banco Daycoval SA(a)	5.750	03/19/2019	453,661
700,000	Banco do Brasil SA(a)	6.000	01/22/2020	724,507
500,000	Banco do Brasil SA(a)	5.375	01/15/2021	508,130
550,000	Banco do Nordeste do Brasil SA(a)	4.375	05/03/2019	553,850
500,000	Banco Nacional de Desenvolvimento Economico e Social(a)	4.000	04/14/2019	502,740
670,000	Banco Nacional de Desenvolvimento Economico e Social(a)	6.500	06/10/2019	690,335
500,000	Banco Nacional de Desenvolvimento Economico e Social(a)	5.500	07/12/2020	521,255
400,000	Banco Pan SA(a)	8.500	04/23/2020	414,004
500,000	Banco Safra SA(a)	6.750	01/27/2021	523,085
900,000	Banco Votorantim SA(a)	7.375	01/21/2020	930,344
500,000	Braskem Finance Ltd.(a)	7.000	05/07/2020	530,625
500,000	Caixa Economica Federal, EMTN(a)	4.500	10/03/2018	501,360
500,000	Caixa Economica Federal(a)	4.250	05/13/2019	503,355
500,000	Centrais Eletricas Brasileiras SA(a)	6.875	07/30/2019	515,630
900,000	CSN Islands XI Corp.(a)	6.875	09/21/2019	902,259
500,000	CSN Resources SA(a)	6.500	07/21/2020	483,905
500,000	Itau Unibanco Holding SA, EMTN(a)	6.200	04/15/2020	518,532
500,000	Itau Unibanco Holding SA, EMTN(a)	5.750	01/22/2021	515,000
700,000	Marfrig Holdings Europe BV(a)	6.875	06/24/2019	712,250
600,000	Petrobras Global Finance BV	8.375	12/10/2018	611,406
400,000	Petrobras Global Finance BV	5.375	01/27/2021	410,200

				14,581,669

	Canada - 1.5%
500,000	Air Canada(a)	7.750	04/15/2021	537,500
500,000	Bombardier, Inc.(a)	7.750	03/15/2020	529,375
400,000	Brookfield Residential Properties, Inc.(a)	6.500	12/15/2020	405,400
600,000	Canbriam Energy, Inc.(a)	9.750	11/15/2019	603,000
500,000	Eldorado Gold Corp.(a)	6.125	12/15/2020	490,000
278,000	Encana Corp.	6.500	05/15/2019	284,881
600,000	Imperial Metals Corp.(a)	7.000	03/15/2019	525,000
485,000	NCSG Crane & Heavy Haul Services, Inc.(a)	9.500	08/15/2019	121,250

				3,496,406

	Chile - 0.2%
400,000	Latam Airlines Group SA(a)	7.250	06/09/2020	415,504

	China - 8.9%
500,000	Central China Real Estate Ltd.	6.875	10/23/2020	495,157
500,000	Central China Real Estate Ltd.	8.750	01/23/2021	509,960
200,000	China Evergrande Group	7.000	03/23/2020	200,551
1,000,000	China SCE Property Holdings Ltd.	7.450	04/17/2021	987,746
600,000	China South City Holdings Ltd.	5.750	03/09/2020	536,051
600,000	China South City Holdings Ltd.	7.250	01/25/2021	516,209
500,000	Dr Peng Holding Hongkong Ltd.	5.050	06/01/2020	428,933

Schedule of Investments

$500,000	Fantasia Holdings Group Co. Ltd.	8.375%	03/08/2021	$442,985
400,000	Fortune Star BVI Ltd.	5.375	12/05/2020	395,119
600,000	Greenland Global Investment Ltd.	4.375	07/03/2019	589,759
400,000	Greenland Global Investment Ltd., EMTN	3.500	09/06/2019	386,015
700,000	Greenland Global Investment Ltd., EMTN	4.850	08/17/2020	670,494
900,000	Hanrui Overseas Investment Co. Ltd.	4.900	06/28/2019	819,190
400,000	Huachen Energy Co. Ltd.	6.625	05/18/2020	232,000
500,000	Huai An Traffic Holding Co. Ltd.	4.950	10/25/2019	476,557
600,000	Huayi Finance I Ltd.	4.000	12/02/2019	581,133
500,000	Jiangsu Nantong Sanjian International Co. Ltd.	7.800	10/26/2020	437,688
500,000	Jiuding Group Finance Co. Ltd.	6.500	07/25/2020	375,012
500,000	Logan Property Holdings Co. Ltd.	6.375	03/07/2021	488,887
500,000	Logan Property Holdings Co. Ltd.	6.875	04/24/2021	491,374
600,000	Oceanwide Holdings International 2017 Co. Ltd.	8.500	05/28/2019	567,067
700,000	Oceanwide Holdings International 2017 Co. Ltd.	7.750	07/27/2020	601,044
250,000	Oriental Capital Co. Ltd.	5.150	11/22/2019	235,628
600,000	Prime Bloom Holdings Ltd.	7.500	12/19/2019	557,089
800,000	Qinghai Provincial Investment Group Co. Ltd.	7.250	02/22/2020	681,978
400,000	Rock International Investment, Inc.	6.625	03/27/2020	337,987
400,000	Shandong Energy Australia Pty Ltd.	4.550	07/26/2020	389,130
500,000	Shanxi Road & Bridge Construction Group Co. Ltd.	4.850	11/04/2019	477,994
900,000	Tahoe Group Global Co. Ltd.	7.875	01/17/2021	812,448
500,000	Times China Holdings Ltd.	6.250	01/17/2021	479,665
400,000	Top Wise Excellence Enterprise Co. Ltd.	6.000	03/16/2020	346,125
400,000	Tunghsu Venus Holdings Ltd.	7.000	06/12/2020	296,183
200,000	Wanda Properties Overseas Ltd.	4.875	11/21/2018	199,424
800,000	West China Cement Ltd.	6.500	09/11/2019	805,941
500,000	Xiangyu Investment BVI Co Ltd.	4.750	07/14/2019	445,001
400,000	Xin Jiang Guang Hui Industry Investment Group Co. Ltd.	7.875	03/30/2020	349,186
200,000	Xinhu BVI Holding Co. Ltd.	6.000	03/01/2020	176,594
400,000	Xuzhou Economic Technology Development Zone International Investment Co. Ltd.	4.500	06/16/2019	389,474
400,000	Yango Justice International Ltd.	7.500	11/16/2020	350,280
1,000,000	Zhiyuan Group BVI Co. Ltd.	6.200	01/11/2019	916,000
600,000	Zhongrong International Bond 2016 Ltd.	6.950	06/21/2019	579,001
600,000	Zhongrong International Resources Co. Ltd.	7.250	10/26/2020	404,723

				20,458,782

	Colombia - 0.5%
600,000	Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings Ltd.(a)	8.375	05/10/2020	610,506
500,000	Bancolombia SA	6.125	07/26/2020	523,125

				1,133,631

	Costa Rica - 0.6%
800,000	Banco de Costa Rica(a)	5.250	08/12/2018	799,000
500,000	Banco Nacional de Costa Rica(a)	4.875	11/01/2018	500,000

				1,299,000

	Croatia - 0.0%
400,000	Agrokor D.D.(a)(b)(c)	8.875	02/01/2020	108,920

	Finland - 0.2%
500,000	Nokia OYJ	5.375	05/15/2019	508,125

	Germany - 0.2%
550,000	ZF North America Capital, Inc.(a)	4.000	04/29/2020	552,617

	Guatemala - 0.2%
500,000	Agromercantil Senior Trust(a)	6.250	04/10/2019	507,505

	Hong Kong - 0.7%
800,000	Studio City Co Ltd.(a)	5.875	11/30/2019	810,000
750,000	Studio City Finance Ltd.(a)	8.500	12/01/2020	761,250

				1,571,250

	India - 2.2%
400,000	ABJA Investment Co. Pte Ltd.	4.850	01/31/2020	405,198
1,000,000	IDBI Bank Ltd./GIFT-IFC, EMTN	3.750	01/25/2019	998,765
500,000	IDBI Bank Ltd./GIFT-IFC, EMTN	5.000	09/25/2019	504,353
600,000	IDBI Bank Ltd./GIFT-IFC, EMTN	4.125	04/23/2020	595,649
200,000	IDBI Bank Ltd./GIFT-IFC, GMTN	4.250	11/30/2020	198,376
500,000	JSW Steel Ltd.	4.750	11/12/2019	499,815
400,000	Reliance Communications Ltd.	6.500	11/06/2020	210,040
800,000	Tata Motors Ltd.	4.625	04/30/2020	807,752
200,000	Union Bank of India, EMTN	3.625	10/25/2018	199,832
600,000	Union Bank of India, EMTN	4.500	10/28/2019	603,864

				5,023,644

Schedule of Investments

	Indonesia - 0.6%
$800,000	Majapahit Holding BV(a)	8.000%	08/07/2019	$839,000
500,000	Majapahit Holding BV(a)	7.750	01/20/2020	529,300

				1,368,300

	Israel - 0.4%
500,000	Teva Pharmaceutical Finance IV LLC	2.250	03/18/2020	485,207
500,000	Teva Pharmaceutical Finance Netherlands III BV	1.700	07/19/2019	490,599

				975,806

	Italy - 0.2%
500,000	Telecom Italia Capital SA	7.175	06/18/2019	516,000

	Jordan - 0.1%
300,000	Hikma Pharmaceuticals PLC	4.250	04/10/2020	299,232

	Kazakhstan - 0.2%
500,000	Halyk Savings Bank of Kazakhstan JSC(a)	7.250	01/28/2021	534,668

	Kuwait - 0.3%
800,000	Kuwait Energy PLC	9.500	08/04/2019	759,736

	Luxembourg - 0.7%
480,000	ArcelorMittal	5.125	06/01/2020	494,976
523,000	Intelsat Jackson Holdings SA	7.250	10/15/2020	527,079
650,000	Intelsat Luxembourg SA(a)	12.500	11/15/2024	529,750

				1,551,805

	Mexico - 0.9%
500,000	BBVA Bancomer SA(a)	7.250	04/22/2020	527,978
800,000	Controladora Mabe SA de CV(a)	7.875	10/28/2019	838,408
700,000	Grupo Idesa SA de CV(a)	7.875	12/18/2020	641,032

				2,007,418

	Mongolia - 0.3%
600,000	Trade & Development Bank of Mongolia LLC, EMTN(a)	9.375	05/19/2020	640,306

	Morocco - 0.1%
200,000	BMCE Bank	6.250	11/27/2018	201,500

	Netherlands - 0.2%
400,000	NXP BV/NXP Funding LLC(a)	4.125	06/15/2020	402,500

	Nigeria - 0.6%
600,000	Guaranty Trust Bank PLC, EMTN(a)	6.000	11/08/2018	603,857
800,000	Zenith Bank PLC, EMTN(a)	6.250	04/22/2019	808,624

				1,412,481

	Paraguay - 0.4%
927,000	Banco Regional SAECA(a)	8.125	01/24/2019	950,175

	Philippines - 0.2%
450,000	Security Bank Corp.	3.950	02/03/2020	450,192

	Puerto Rico - 0.2%
500,000	Popular, Inc.	7.000	07/01/2019	511,500

	Russia - 4.4%
200,000	AK BARS Bank Via AK BARS Luxembourg SA	8.000	08/06/2018	199,637
500,000	AK Transneft OJSC Via TransCapitalInvest Ltd.(a)	8.700	08/07/2018	500,843
500,000	Alfa Bank AO Via Alfa Bond Issuance PLC, EMTN	5.000	11/27/2018	501,657
400,000	Alfa Bank AO Via Alfa Bond Issuance PLC(a)	7.500	09/26/2019	413,248
400,000	ALROSA Finance SA(a)	7.750	11/03/2020	430,551
600,000	Bank Otkritie Financial Corp. OJSC Via OFCB Capital PLC(a)(b)	10.000	04/26/2019	75,000
700,000	Bank Otkritie Financial Corp. OJSC Via OFCB Capital PLC	4.500	11/11/2019	703,066
800,000	Bank Otkritie Financial Corp. OJSC Via OFCB Capital PLC(a)(b)	10.000	12/17/2019	60,080
200,000	Credit Europe Bank Ltd. Via CEB Capital SA	8.500	11/15/2019	207,250
600,000	Evraz Group SA(a)	6.500	04/22/2020	617,892
500,000	Evraz Group SA	8.250	01/28/2021	536,460
600,000	Gazprom OAO Via Gaz Capital SA(a)	3.850	02/06/2020	601,500
500,000	Gazprom OAO Via Gaz Capital SA(a)	5.999	01/23/2021	521,330
500,000	Gazprombank OJSC Via GPB Eurobond Finance PLC, EMTN	7.250	05/03/2019	510,390
400,000	Gazprombank OJSC Via GPB Eurobond Finance PLC, EMTN	4.960	09/05/2019	404,000
400,000	Metalloinvest Finance DAC(a)	5.625	04/17/2020	405,712
300,000	Mobile Telesystems OJSC Via MTS International Funding Ltd.(a)	8.625	06/22/2020	324,951
200,000	Polyus Finance PLC(a)	5.625	04/29/2020	202,783
200,000	Promsvyazbank OJSC Via PSB Finance SA, EMTN(a)(b)	10.200	11/06/2019	31,000
500,000	Rosneft Finance SA(a)	7.250	02/02/2020	525,893
600,000	Sberbank of Russia Via SB Capital SA	5.180	06/28/2019	609,436

Schedule of Investments

$600,000	TMK OAO Via TMK Capital SA(a)	6.750%	04/03/2020	$615,682
600,000	Vnesheconombank Via VEB Finance PLC(a)	4.224	11/21/2018	601,303
400,000	Vnesheconombank Via VEB Finance PLC(a)	6.902	07/09/2020	415,743
200,000	VTB Bank OJSC Via VTB Capital SA(a)	6.551	10/13/2020	209,739

				10,225,146

	Saudi Arabia - 0.2%
400,000	Dar Al-Arkan Sukuk Co. Ltd.	6.500	05/28/2019	405,700

	Singapore - 0.3%
600,000	STATS ChipPAC Pte Ltd.(a)	8.500	11/24/2020	614,250

	South Africa - 0.7%
600,000	AngloGold Ashanti Holdings PLC	5.375	04/15/2020	617,496
500,000	Eskom Holdings SOC Ltd.(a)	5.750	01/26/2021	494,375
200,000	FirstRand Bank Ltd., EMTN	4.250	04/30/2020	200,448
400,000	Gold Fields Orogen Holdings BVI Ltd.(a)	4.875	10/07/2020	399,576

				1,711,895

	Sri Lanka - 0.5%
500,000	National Savings Bank(a)	8.875	09/18/2018	501,825
600,000	National Savings Bank(a)	5.150	09/10/2019	598,500

				1,100,325

	Supranational - 0.3%
600,000	Eastern and Southern African Trade and Development Bank, EMTN	6.375	12/06/2018	603,000

	Trinidad and Tobago - 0.3%
800,000	Petroleum Co. of Trinidad & Tobago Ltd.(a)	9.750	08/14/2019	799,000

	Turkey - 5.1%
500,000	Akbank Turk AS, EMTN(a)	4.000	01/24/2020	487,914
200,000	Albaraka Turk Katilim Bankasi AS	6.250	06/30/2019	198,900
500,000	QNB Finansbank AS, EMTN(a)	6.250	04/30/2019	503,407
500,000	TC Ziraat Bankasi AS(a)	4.250	07/03/2019	491,886
500,000	TC Ziraat Bankasi AS, EMTN(a)	4.750	04/29/2021	466,507
600,000	Turkiye Garanti Bankasi AS, EMTN(a)	4.750	10/17/2019	594,439
500,000	Turkiye Garanti Bankasi AS(a)	6.250	04/20/2021	493,910
500,000	Turkiye Halk Bankasi AS(a)	4.750	06/04/2019	475,690
700,000	Turkiye Halk Bankasi AS(a)	3.875	02/05/2020	617,588
700,000	Turkiye Halk Bankasi AS(a)	4.750	02/11/2021	602,045
500,000	Turkiye Is Bankasi AS(a)	3.750	10/10/2018	499,006
600,000	Turkiye Is Bankasi AS(a)	5.500	04/21/2019	600,014
600,000	Turkiye Is Bankasi AS(a)	5.000	04/30/2020	579,826
800,000	Turkiye Sinai Kalkinma Bankasi AS	5.375	10/30/2019	779,048
500,000	Turkiye Sinai Kalkinma Bankasi AS	4.875	05/18/2021	455,917
400,000	Turkiye Sinai Kalkinma Bankasi AS, Series 1	5.125	04/22/2020	380,967
200,000	Turkiye Sise ve Cam Fabrikalari AS(a)	4.250	05/09/2020	195,237
900,000	Turkiye Vakiflar Bankasi TAO, EMTN(a)	5.000	10/31/2018	898,913
700,000	Yapi ve Kredi Bankasi AS(a)	5.250	12/03/2018	699,352
600,000	Yapi ve Kredi Bankasi AS(a)	5.125	10/22/2019	590,775
600,000	Yapi ve Kredi Bankasi AS(a)	4.000	01/22/2020	572,600
600,000	Yasar Holding AS(a)	8.875	05/06/2020	538,895

				11,722,836

	United Arab Emirates - 0.4%
500,000	Alpha Star Holding Ltd.	4.970	04/09/2019	501,164
350,000	DAE Funding LLC(a)	4.000	08/01/2020	349,125

				850,289

	United Kingdom - 1.7%
167,000	Avon Products, Inc.	6.600	03/15/2020	164,912
500,000	Fiat Chrysler Automobiles NV	4.500	04/15/2020	508,125
400,000	ICBC Standard Bank PLC, EMTN	8.125	12/02/2019	420,066
500,000	Ithaca Energy, Inc.(a)	8.125	07/01/2019	499,375
500,000	Jaguar Land Rover Automotive PLC(a)	4.125	12/15/2018	502,350
500,000	Jaguar Land Rover Automotive PLC(a)	4.250	11/15/2019	501,875
510,000	Jaguar Land Rover Automotive PLC(a)	3.500	03/15/2020	506,813
300,000	Petrofac Ltd.(a)	3.400	10/10/2018	298,500
500,000	Virgin Media Secured Finance PLC	5.250	01/15/2021	511,875

				3,913,891

	United States - 44.0%
400,000	Abe Investment Holdings, Inc./Getty Images, Inc.(a)	7.000	10/15/2020	387,000
407,000	ADT Corp. (The)	5.250	03/15/2020	415,140
500,000	AES Corp.	4.000	03/15/2021	500,625
450,000	Allegiant Travel Co.	5.500	07/15/2019	456,750
500,000	Ally Financial, Inc.	4.750	09/10/2018	501,100
500,000	Ally Financial, Inc.	3.250	11/05/2018	499,825

Schedule of Investments

$500,000	Ally Financial, Inc.	8.000%	12/31/2018	$511,000
500,000	Ally Financial, Inc.	3.500	01/27/2019	501,375
500,000	Ally Financial, Inc.	3.750	11/18/2019	501,250
500,000	Ally Financial, Inc.	8.000	03/15/2020	533,750
500,000	Ally Financial, Inc.	4.125	03/30/2020	503,650
500,000	Ally Financial, Inc.	7.500	09/15/2020	538,125
600,000	Ally Financial, Inc.	4.250	04/15/2021	603,000
400,000	American Airlines Group, Inc.(a)	5.500	10/01/2019	408,000
400,000	American Airlines Group, Inc.(a)	4.625	03/01/2020	403,000
454,000	Anixter, Inc.	5.625	05/01/2019	463,647
420,000	APX Group, Inc.	6.375	12/01/2019	426,300
400,000	APX Group, Inc.	8.750	12/01/2020	397,000
438,000	Arconic, Inc.	6.150	08/15/2020	454,972
400,000	Ashton Woods USA LLC/Ashton Woods Finance Co.(a)	6.875	02/15/2021	404,000
100,000	Avaya, Inc.(a)(d)(e)	0.000	04/01/2019	0
100,000	Avaya, Inc.(a)(d)(e)	0.000	04/01/2019	0
500,000	Ball Corp.	4.375	12/15/2020	506,875
257,000	Cablevision Systems Corp.	8.000	04/15/2020	270,248
500,000	Calumet Specialty Products Partners LP/Calumet Finance Corp.	6.500	04/15/2021	497,500
116,000	Carrizo Oil & Gas, Inc.	7.500	09/15/2020	116,290
400,000	Centene Corp.	5.625	02/15/2021	409,750
462,000	CenturyLink, Inc., Series Q	6.150	09/15/2019	472,972
500,000	CenturyLink, Inc., Series V	5.625	04/01/2020	513,125
600,000	Cenveo Corp.(a)(b)(c)	6.000	08/01/2019	231,000
483,000	CF Industries, Inc.	7.125	05/01/2020	512,439
400,000	Charter Communications Operating LLC/Charter Communications Operating Capital	3.579	07/23/2020	400,556
500,000	Chesapeake Energy Corp.	6.625	08/15/2020	522,500
449,000	Chesapeake Energy Corp.	6.125	02/15/2021	461,347
200,000	Choice Hotels International, Inc.	5.700	08/28/2020	207,250
504,000	CHS/Community Health Systems, Inc.	8.000	11/15/2019	496,440
585,000	CHS/Community Health Systems, Inc.	7.125	07/15/2020	514,800
400,000	CIT Group, Inc.	3.875	02/19/2019	401,300
500,000	CIT Group, Inc.	5.375	05/15/2020	516,250
500,000	CIT Group, Inc.	4.125	03/09/2021	500,625
450,000	Citgo Holding, Inc.(a)	10.750	02/15/2020	481,073
600,000	Claire’s Stores, Inc.(b)(c)	9.000	03/15/2019	384,000
800,000	Claire’s Stores, Inc.(a)(b)(c)	9.000	03/15/2019	512,000
500,000	Claire’s Stores, Inc.(a)(b)(c)	9.000	03/15/2019	320,000
500,000	Clean Harbors, Inc.	5.250	08/01/2020	501,250
400,000	Clear Channel International BV(a)	8.750	12/15/2020	413,000
494,000	Clear Channel Worldwide Holdings, Inc., Series A	7.625	03/15/2020	494,000
500,000	Clear Channel Worldwide Holdings, Inc., Series B	7.625	03/15/2020	502,975
550,000	CNH Industrial Capital LLC	3.375	07/15/2019	552,750
442,000	CNH Industrial Capital LLC	4.375	11/06/2020	448,895
500,000	CNO Financial Group, Inc.	4.500	05/30/2020	502,500
428,000	CoreCivic, Inc. - REIT	4.125	04/01/2020	432,280
400,000	Credit Acceptance Corp.	6.125	02/15/2021	406,500
498,000	CSC Holdings LLC	8.625	02/15/2019	512,317
512,000	CTP Transportation Products LLC/CTP Finance, Inc.(a)	8.250	12/15/2019	514,560
100,000	DBP Holding Corp.(a)	7.750	10/15/2020	45,500
400,000	DCP Midstream Operating LP(a)	9.750	03/15/2019	417,400
418,000	DCP Midstream Operating LP	2.700	04/01/2019	415,910
200,000	DCP Midstream Operating LP(a)	5.350	03/15/2020	205,750
500,000	Dell, Inc.	5.875	06/15/2019	510,000
500,000	Dell, Inc.	4.625	04/01/2021	508,750
400,000	Delta Air Lines, Inc.	2.875	03/13/2020	396,866
500,000	Delta Air Lines, Inc.	3.400	04/19/2021	497,327
200,000	Denbury Resources, Inc.(a)	9.000	05/15/2021	213,750
450,000	DISH DBS Corp.	7.875	09/01/2019	467,437
500,000	DISH DBS Corp.	5.125	05/01/2020	498,125
511,000	DJO Finance LLC/DJO Finance Corp.	10.750	04/15/2020	508,445
138,850	DynCorp International, Inc., 1.500% PIK Rate, 10.375% Cash Rate(f)	11.875	11/30/2020	145,098
500,000	Edgewell Personal Care Co.	4.700	05/19/2021	502,500
500,000	EMC Corp.	2.650	06/01/2020	487,683
350,000	Energy Transfer Equity LP	7.500	10/15/2020	374,500
400,000	Expedia Group, Inc.	5.950	08/15/2020	419,148
500,000	Ferrellgas LP/Ferrellgas Finance Corp.	6.500	05/01/2021	458,750
500,000	First Quality Finance Co., Inc.(a)	4.625	05/15/2021	488,750
600,000	Freeport-McMoRan, Inc.	3.100	03/15/2020	594,750
395,000	Frontier Communications Corp.	8.125	10/01/2018	396,975
454,000	Frontier Communications Corp.	7.125	03/15/2019	458,540
105,000	Frontier Communications Corp.	8.500	04/15/2020	106,050
400,000	GameStop Corp.(a)	5.500	10/01/2019	402,000

Schedule of Investments

$500,000	GameStop Corp.(a)	6.750%	03/15/2021	$511,875
500,000	Genworth Holdings, Inc.	7.700	06/15/2020	520,000
511,000	Genworth Holdings, Inc.	7.200	02/15/2021	533,688
600,000	Gibson Brands, Inc.(a)(b)(c)	8.875	08/01/2018	525,000
475,000	GLP Capital LP/GLP Financing II, Inc.	4.375	11/01/2018	477,612
469,000	GLP Capital LP/GLP Financing II, Inc.	4.875	11/01/2020	477,207
98,659	Goodman Networks, Inc.(g)	8.000	05/11/2022	67,581
511,000	Goodyear Tire & Rubber Co. (The)	8.750	08/15/2020	561,461
482,000	Greif, Inc.	7.750	08/01/2019	503,232
400,000	Guitar Center, Inc., 8.000% PIK Rate, 5.000% Cash Rate(a)(f)	13.000	04/15/2022	319,000
400,000	Harland Clarke Holdings Corp.(a)	6.875	03/01/2020	395,000
500,000	Harland Clarke Holdings Corp.(a)	9.250	03/01/2021	472,500
552,000	HC2 Holdings, Inc.(a)	11.000	12/01/2019	563,040
463,000	HCA Healthcare, Inc.	6.250	02/15/2021	483,256
508,000	HCA, Inc.	3.750	03/15/2019	510,057
500,000	HCA, Inc.	4.250	10/15/2019	504,375
500,000	HCA, Inc.	6.500	02/15/2020	521,650
500,000	Hertz Corp. (The)	5.875	10/15/2020	496,800
500,000	Hertz Corp. (The)	7.375	01/15/2021	495,000
495,000	Hexion, Inc.	10.000	04/15/2020	495,619
500,000	Hexion, Inc.	6.625	04/15/2020	472,500
778,000	Hexion, Inc./Hexion Nova Scotia Finance ULC	9.000	11/15/2020	659,355
600,000	Hornbeck Offshore Services, Inc.	5.875	04/01/2020	480,000
700,000	Hornbeck Offshore Services, Inc.	5.000	03/01/2021	516,250
500,000	Hughes Satellite Systems Corp.	6.500	06/15/2019	511,875
527,000	Huntsman International LLC	4.875	11/15/2020	536,881
500,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.000	08/01/2020	508,650
700,000	iHeartCommunications, Inc.(b)	9.000	12/15/2019	542,500
435,000	Infor US, Inc.(a)	5.750	08/15/2020	441,525
520,000	International Game Technology PLC(a)	5.625	02/15/2020	532,350
600,000	INVISTA Finance LLC(a)	4.250	10/15/2019	604,500
489,000	IPALCO Enterprises, Inc.	3.450	07/15/2020	487,778
280,000	iStar, Inc. - REIT	5.000	07/01/2019	280,595
420,550	iStar, Inc. - REIT	4.625	09/15/2020	417,922
3,000	J.C. Penney Corp., Inc.	5.650	06/01/2020	2,951
516,000	Jabil, Inc.	5.625	12/15/2020	538,859
500,000	JBS Investments GmbH(a)	7.750	10/28/2020	514,450
500,000	Jurassic Holdings III, Inc.(a)	6.875	02/15/2021	492,500
550,000	KB Home	4.750	05/15/2019	555,924
425,000	KB Home	8.000	03/15/2020	452,625
500,000	Kinetic Concepts, Inc./KCI USA, Inc.(a)	7.875	02/15/2021	512,210
400,000	L Brands, Inc.	7.000	05/01/2020	421,000
498,000	Leidos Holdings, Inc.	4.450	12/01/2020	505,799
600,000	Lennar Corp.	4.125	12/01/2018	602,406
400,000	Lennar Corp.	4.500	06/15/2019	404,000
470,000	Lennar Corp.	4.500	11/15/2019	476,463
100,000	Lennar Corp.	6.625	05/01/2020	105,125
400,000	Lennar Corp.	2.950	11/29/2020	389,500
500,000	Lennar Corp.	4.750	04/01/2021	506,875
800,000	M/I Homes, Inc.	6.750	01/15/2021	822,000
510,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC(a)	4.875	04/15/2020	506,175
200,000	Marathon Oil Corp.	2.700	06/01/2020	197,450
400,000	Martin Midstream Partners LP/Martin Midstream Finance Corp.	7.250	02/15/2021	396,000
400,000	Mattel, Inc.	4.350	10/01/2020	398,000
567,000	MDC Holdings, Inc.	5.625	02/01/2020	582,593
397,000	Meritage Homes Corp.	7.150	04/15/2020	416,850
450,000	MGM Resorts International	8.625	02/01/2019	462,285
484,000	MGM Resorts International	5.250	03/31/2020	496,100
357,000	MGM Resorts International	6.750	10/01/2020	376,635
400,000	Michaels Stores, Inc.(a)	5.875	12/15/2020	403,500
609,000	Monitronics International, Inc.	9.125	04/01/2020	453,705
66,000	NANA Development Corp.(a)	9.500	03/15/2019	66,083
400,000	Nationstar Mortgage LLC/Nationstar Capital Corp.	6.500	08/01/2018	400,000
477,000	Nationstar Mortgage LLC/Nationstar Capital Corp.	9.625	05/01/2019	477,119
370,000	Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875	10/01/2020	377,493
525,000	Navient Corp., MTN	5.500	01/15/2019	530,644
400,000	Navient Corp., MTN	4.875	06/17/2019	404,000
500,000	Navient Corp., MTN	8.000	03/25/2020	528,750
458,000	Navient Corp.	5.000	10/26/2020	459,145
500,000	Navient Corp.	5.875	03/25/2021	509,375
500,000	NCR Corp.	4.625	02/15/2021	494,375
520,000	Neovia Logistics Services LLC/SPL Logistics Finance Corp.(a)	8.875	08/01/2020	458,900
500,000	Netflix, Inc.	5.375	02/01/2021	515,625

Schedule of Investments

$459,000	NGL Energy Partners LP/NGL Energy Finance Corp.	5.125%	07/15/2019	$462,443
580,000	Nielsen Finance LLC/Nielsen Finance Co.	4.500	10/01/2020	578,730
4,200,000	Nine West Holdings, Inc.(a)(b)(c)	8.250	03/15/2019	1,134,000
589,000	Northern Oil And Gas, Inc.	8.000	06/01/2020	591,945
200,000	Nuance Communications, Inc.(a)	5.375	08/15/2020	199,750
500,000	Nustar Logistics LP	4.800	09/01/2020	503,125
400,000	Nustar Logistics LP	6.750	02/01/2021	418,000
200,000	Oaktree Specialty Lending Corp.	4.875	03/01/2019	200,289
75,000	Ocwen Loan Servicing LLC(a)	8.375	11/15/2022	77,063
400,000	Omnimax International, Inc.(a)	12.000	08/15/2020	420,000
445,000	Penske Automotive Group, Inc.	3.750	08/15/2020	440,550
75,688	PetroQuest Energy, Inc.	10.000	02/15/2021	34,438
446,000	PHH Corp.	7.375	09/01/2019	462,725
591,000	PHI, Inc.	5.250	03/15/2019	561,450
300,000	Pitney Bowes, Inc.	6.250	03/15/2019	306,525
400,000	Pitney Bowes, Inc.	3.625	09/15/2020	398,500
400,000	Plains All American Pipeline LP/PAA Finance Corp.	5.000	02/01/2021	410,938
378,000	Pride International, Inc.	6.875	08/15/2020	398,412
500,000	PulteGroup, Inc.	4.250	03/01/2021	501,250
250,000	QEP Resources, Inc.	6.875	03/01/2021	266,875
400,000	QVC, Inc.	3.125	04/01/2019	400,028
500,000	R.R. Donnelley & Sons Co.	7.875	03/15/2021	515,000
450,000	Realogy Group LLC/Realogy Co.-Issuer Corp.(a)	4.500	04/15/2019	452,250
545,000	Rent-A-Center, Inc.	6.625	11/15/2020	546,635
150,000	Rent-A-Center, Inc.	4.750	05/01/2021	150,375
420,000	Resolute Energy Corp.	8.500	05/01/2020	421,050
636,000	Revlon Consumer Products Corp.	5.750	02/15/2021	488,130
581,465	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu	5.750	10/15/2020	583,238
277,923	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu	6.875	02/15/2021	281,050
500,000	RHP Hotel Properties LP/RHP Finance Corp. - REIT	5.000	04/15/2021	506,250
485,000	Rockies Express Pipeline LLC(a)	6.000	01/15/2019	492,275
500,000	Rockies Express Pipeline LLC(a)	5.625	04/15/2020	516,950
500,000	Sable Permian Resources Land LLC/AEPB Finance Corp.(a)	7.125	11/01/2020	312,500
400,000	Sable Permian Resources Land LLC/AEPB Finance Corp.(a)	13.000	11/30/2020	448,000
605,000	Safeway, Inc.	5.000	08/15/2019	611,050
200,000	Sanmina Corp.(a)	4.375	06/01/2019	200,750
400,000	SCANA Corp., MTN	6.250	04/01/2020	411,802
17,000	Scientific Games International, Inc.	6.625	05/15/2021	17,276
500,000	Seagate HDD Cayman	3.750	11/15/2018	501,555
325,000	Sealed Air Corp.(a)	6.500	12/01/2020	343,688
640,000	Sears Holdings Corp.	8.000	12/15/2019	303,629
400,000	Seitel, Inc.	9.500	04/15/2019	400,500
507,000	Springleaf Finance Corp.	5.250	12/15/2019	516,506
422,000	Springleaf Finance Corp.	6.000	06/01/2020	436,243
400,000	Springleaf Finance Corp.	8.250	12/15/2020	434,000
470,000	Sprint Capital Corp.	6.900	05/01/2019	480,810
502,000	Sprint Communications, Inc.(a)	9.000	11/15/2018	511,162
280,000	Sprint Communications, Inc.(a)	7.000	03/01/2020	291,312
506,000	Sprint Communications, Inc.	7.000	08/15/2020	530,035
205,000	Stearns Holdings LLC(a)	9.375	08/15/2020	206,025
300,000	Stearns Holdings LLC(a)	9.375	08/15/2020	301,500
340,000	Symantec Corp.	4.200	09/15/2020	342,554
500,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp.	4.125	11/15/2019	501,250
504,000	TEGNA, Inc.	5.125	10/15/2019	505,890
270,000	TEGNA, Inc.	5.125	07/15/2020	273,712
450,000	Tenet Healthcare Corp.	5.500	03/01/2019	456,188
200,000	Tenet Healthcare Corp.	6.750	02/01/2020	206,750
420,000	Tenet Healthcare Corp.	4.750	06/01/2020	427,350
421,000	Tenet Healthcare Corp.	6.000	10/01/2020	438,893
500,000	Tenet Healthcare Corp.	4.500	04/01/2021	503,750
400,000	Time Warner Cable LLC	8.750	02/14/2019	412,280
400,000	Time Warner Cable LLC	8.250	04/01/2019	413,432
400,000	Time Warner Cable LLC	5.000	02/01/2020	408,228
400,000	Time Warner Cable LLC	4.125	02/15/2021	403,831
470,000	Toll Brothers Finance Corp.	4.000	12/31/2018	470,940
500,000	Toll Brothers Finance Corp.	6.750	11/01/2019	523,170
450,000	TransDigm, Inc.	5.500	10/15/2020	451,125
500,000	Transocean, Inc.	6.500	11/15/2020	513,750
400,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc.	4.375	06/15/2019	402,384
336,000	Triumph Group, Inc.	4.875	04/01/2021	313,320
48,000	TRU Taj LLC/TRU Taj Finance, Inc.(a)(b)(c)	12.000	08/15/2021	36,840
500,000	Unit Corp.	6.625	05/15/2021	496,250
464,000	United Continental Holdings, Inc.	6.000	12/01/2020	487,200

Schedule of Investments

$500,000	United States Steel Corp.	7.375%	04/01/2020	$531,250
100,000	Universal Health Services, Inc.(a)	3.750	08/01/2019	100,375
500,000	Universal Hospital Services, Inc.	7.625	08/15/2020	502,580
500,000	Urban One, Inc.(a)	9.250	02/15/2020	491,250
76,551	Vistra Energy Corp.	8.034	02/02/2024	80,761
378,000	Weatherford International Ltd.	5.125	09/15/2020	382,725
400,000	Western Gas Partners LP	2.600	08/15/2018	399,970
40,000	Whiting Petroleum Corp.	5.750	03/15/2021	40,900
465,000	Windstream Services LLC/Windstream Finance Corp.	7.750	10/15/2020	420,825
457,000	Yum! Brands, Inc.	5.300	09/15/2019	466,140
420,000	Yum! Brands, Inc.	3.875	11/01/2020	421,575
443,000	Zachry Holdings, Inc.(a)	7.500	02/01/2020	443,000

				101,348,023

	Zambia - 0.2%
450,000	First Quantum Minerals Ltd.(a)	7.000	02/15/2021	455,344

	Total Corporate Bonds (Cost $205,483,883)			199,907,739

	Sovereign Debt Obligations - 10.0%
	Argentina - 0.8%
450,000	Argentine Republic Government International Bond	6.250	04/22/2019	453,829
800,000	Provincia de Buenos Aires(a)	9.375	09/14/2018	803,432
550,000	Provincia de Buenos Aires(a)	5.750	06/15/2019	545,628

				1,802,889

	Azerbaijan - 0.2%
480,000	Republic of Azerbaijan International Bond(a)	5.125	09/01/2029	468,635

	Bahrain - 0.6%
300,000	Bahrain Government International Bond(a)	5.500	03/31/2020	298,881
500,000	Bahrain Government International Bond(a)	5.875	01/26/2021	497,999
500,000	CBB International Sukuk Co. 3 SPC	6.273	11/22/2018	502,324

				1,299,204

	Brazil - 0.4%
400,000	Brazilian Government International Bond	8.875	10/14/2019	431,000
500,000	Brazilian Government International Bond	4.875	01/22/2021	512,750

				943,750

	Costa Rica - 0.2%
500,000	Costa Rica Government International Bond(a)	9.995	08/01/2020	553,750

	Croatia - 0.4%
500,000	Croatia Government International Bond(a)	6.750	11/05/2019	521,595
400,000	Croatia Government International Bond(a)	6.625	07/14/2020	422,536

				944,131

	Ecuador - 0.2%
400,000	Ecuador Government International Bond(a)	10.500	03/24/2020	422,900

	Egypt - 0.2%
400,000	Egypt Government International Bond(a)	5.750	04/29/2020	408,083

	El Salvador - 0.4%
900,000	El Salvador Government International Bond(a)	7.375	12/01/2019	930,375

	Honduras - 0.2%
500,000	Honduras Government International Bond(a)	8.750	12/16/2020	548,355

	Kenya - 0.2%
400,000	Kenya Government International Bond(a)	5.875	06/24/2019	406,497

	Lebanon - 1.7%
500,000	Lebanon Government International Bond, EMTN	5.150	11/12/2018	499,662
800,000	Lebanon Government International Bond, EMTN	5.500	04/23/2019	792,036
800,000	Lebanon Government International Bond, EMTN	6.000	05/20/2019	795,058
500,000	Lebanon Government International Bond, GMTN	5.450	11/28/2019	488,200
300,000	Lebanon Government International Bond, GMTN	6.375	03/09/2020	292,957
500,000	Lebanon Government International Bond, GMTN	5.800	04/14/2020	483,520
100,000	Lebanon Government International Bond, EMTN	6.150	06/19/2020	96,708
500,000	Lebanon Government International Bond, EMTN(a)	8.250	04/12/2021	490,675

				3,938,816

	Nigeria - 0.2%
500,000	Nigeria Government International Bond(a)	6.750	01/28/2021	524,507

	Pakistan - 0.4%
500,000	Pakistan Government International Bond(a)	7.250	04/15/2019	506,375

Schedule of Investments

$500,000	Second Pakistan International Sukuk Co. Ltd. (The)(a)	6.750%	12/03/2019	$505,644

				1,012,019

	Russia - 0.4%
600,000	Russian Foreign Bond - Eurobond(a)	3.500	01/16/2019	601,419
300,000	Russian Foreign Bond - Eurobond(a)	5.000	04/29/2020	308,206

				909,625

	Senegal - 0.2%
400,000	Senegal Government International Bond(a)	8.750	05/13/2021	439,381

	Serbia - 0.4%
500,000	Serbia International Bond(a)	5.875	12/03/2018	504,754
500,000	Serbia International Bond(a)	4.875	02/25/2020	509,636

				1,014,390

	South Africa - 0.6%
500,000	Republic of South Africa Government International Bond	6.875	05/27/2019	514,345
300,000	Republic of South Africa Government International Bond	5.500	03/09/2020	309,193
500,000	ZAR Sovereign Capital Fund Pty Ltd.(a)	3.903	06/24/2020	500,410

				1,323,948

	Sri Lanka - 0.6%
500,000	Sri Lanka Government International Bond(a)	6.000	01/14/2019	503,558
500,000	Sri Lanka Government International Bond(a)	5.125	04/11/2019	503,106
400,000	Sri Lanka Government International Bond(a)	6.250	10/04/2020	408,611

				1,415,275

	Turkey - 1.1%
300,000	Export Credit Bank of Turkey(a)	5.875	04/24/2019	300,382
500,000	Export Credit Bank of Turkey, EMTN(a)	5.375	02/08/2021	481,609
500,000	Hazine Mustesarligi Varlik Kiralama AS(a)	4.557	10/10/2018	500,020
500,000	Turkey Government International Bond	7.000	03/11/2019	506,367
500,000	Turkey Government International Bond	7.500	11/07/2019	512,898
100,000	Turkey Government International Bond	7.000	06/05/2020	101,800

				2,403,076

	Ukraine - 0.3%
300,000	Ukraine Government International Bond(a)	7.750	09/01/2019	306,417
400,000	Ukraine Government International Bond(a)	7.750	09/01/2020	409,000

				715,417

	Vietnam - 0.3%
600,000	Vietnam Government International Bond(a)	6.750	01/29/2020	625,570

	Total Sovereign Debt Obligations (Cost $23,317,329)			23,050,593

Number of Shares
	Common Stocks & Other Equity Interests - 0.2%
	United States - 0.2%
5,550	Cumulus Media, Inc.A(h)			83,250
6,207	Goodman Networks, Inc.(d)(g)(h)			0
946	Guitar Center, Inc. Wts. expiring 04/16/25(d)(h)			0
17,292	Harvest Oil & Gas Corp.(d)(h)			303,108
4,449	Remington Outdoor Co., Inc.(d)(h)			25,783
4,487	Remington Outdoor Co., Inc. Wts. expiring 05/15/22(d)(h)			0

	Total Common Stocks & Other Equity Interests (Cost $412,157)			412,141

	Preferred Stocks - 0.0%
	United States - 0.0%
7,385	Goodman Networks, Inc., 0.00%(d)(g)(h)			0
339	Tervita Corp., 0.00%(d)(h)(i)			2,125

	Total Preferred Stocks (Cost $0)			2,125

	Money Market Fund - 0.9%
2,161,431	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(j) (Cost $2,161,431)			2,161,431

	Total Investments in Securities (Cost $231,374,800) - 97.8%			$225,534,029
	Other assets less liabilities - 2.2%			5,065,676

	Net Assets - 100.0%			$230,599,705

Investment Abbreviations:

EMTN - Euro Medium-Term Note

GMTN - Global Medium-Term Note

MTN - Medium-Term Note

PIK - Pay-in-Kind

REIT - Real Estate Investment Trust

Wts. - Warrants

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2018 was $90,907,202, which represented 39.42% of the Fund’s Net Assets.

(b)

Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at July 31, 2018 was $3,960,340, which represented 1.72% of the Fund’s Net Assets.

(c)	The borrower has filed for protection in federal bankruptcy court.
(d)	Security valued using significant unobservable inputs (Level 3). See Additional Valuation Information.
(e)	Acquired as part of the Avaya Holdings Corp. reorganization.
(f)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(g)	Acquired as part of the Goodman Networks, Inc. reorganization.
(h)	Non-income producing security.
(i)	Acquired as part of the Tervita Corp. reorganization.
(j)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco International Corporate Bond ETF (PICB)

July 31, 2018

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds - 98.9%
		Australia - 1.9%
EUR	100,000	Australia & New Zealand Banking Group Ltd.	0.750%	09/29/2026	$114,243
GBP	350,000	BHP Billiton Finance Ltd., Series 12, EMTN	4.300	09/25/2042	568,663
AUD	150,000	BHP Billiton Finance Ltd., MTN	3.000	03/30/2020	112,303
EUR	100,000	Commonwealth Bank of Australia, EMTN	5.500	08/06/2019	123,466
EUR	100,000	National Australia Bank Ltd., EMTN	0.875	01/20/2022	119,037
EUR	150,000	National Australia Bank Ltd., EMTN	2.750	08/08/2022	191,589
EUR	200,000	National Australia Bank Ltd., GMTN	1.250	05/18/2026	237,347
EUR	150,000	Telstra Corp. Ltd., EMTN	3.500	09/21/2022	197,543
EUR	150,000	Telstra Corp. Ltd., EMTN	2.500	09/15/2023	191,913
GBP	200,000	Westfield America Management Ltd.	2.625	03/30/2029	257,721
EUR	200,000	Westpac Banking Corp., EMTN	0.250	01/17/2022	233,036
AUD	200,000	Westpac Banking Corp., MTN	4.500	02/25/2019	150,432

					2,497,293

		Belgium - 2.9%
EUR	200,000	Anheuser-Busch InBev SA, EMTN	0.800	04/20/2023	238,386
GBP	250,000	Anheuser-Busch InBev SA, EMTN	9.750	07/30/2024	467,517
GBP	250,000	Anheuser-Busch InBev SA, EMTN	1.750	03/07/2025	320,191
EUR	300,000	Anheuser-Busch InBev SA, EMTN	1.500	03/17/2025	365,942
GBP	200,000	Anheuser-Busch InBev SA, EMTN	4.000	09/24/2025	293,931
EUR	200,000	Anheuser-Busch InBev SA, EMTN	2.700	03/31/2026	262,298
EUR	300,000	Anheuser-Busch InBev SA, EMTN	2.000	03/17/2028	369,118
GBP	300,000	Anheuser-Busch InBev SA, EMTN	2.250	05/24/2029	377,552
EUR	200,000	Anheuser-Busch InBev SA, EMTN	1.500	04/18/2030	230,224
EUR	400,000	Anheuser-Busch InBev SA, EMTN	2.750	03/17/2036	496,512
GBP	200,000	Anheuser-Busch InBev SA, EMTN	2.850	05/25/2037	252,955
EUR	200,000	KBC Group NV, EMTN	0.750	03/01/2022	235,503

					3,910,129

		Canada - 15.5%
CAD	500,000	Bank of Montreal, DPNT	2.840	06/04/2020	385,292
CAD	600,000	Bank of Montreal, DPNT	2.100	10/06/2020	454,640
CAD	500,000	Bank of Montreal, DPNT	1.880	03/31/2021	375,081
CAD	450,000	Bank of Montreal, DPNT	3.400	04/23/2021	350,907
CAD	850,000	Bank of Montreal, DPNT	1.610	10/28/2021	628,145
CAD	550,000	Bank of Montreal, DPNT	2.120	03/16/2022	410,599
CAD	700,000	Bank of Montreal, DPNT	2.270	07/11/2022	523,317
CAD	900,000	Bank of Montreal, DPNT	2.890	06/20/2023	685,562
CAD	600,000	Bank of Nova Scotia (The), DPNT	2.130	06/15/2020	456,037
CAD	550,000	Bank of Nova Scotia (The), DPNT	2.090	09/09/2020	416,859
CAD	500,000	Bank of Nova Scotia (The), DPNT	3.270	01/11/2021	388,441
CAD	400,000	Bank of Nova Scotia (The), DPNT	2.873	06/04/2021	307,389
CAD	750,000	Bank of Nova Scotia (The), DPNT	1.900	12/02/2021	557,840
CAD	600,000	Bank of Nova Scotia (The), DPNT	1.830	04/27/2022	442,217
CAD	800,000	Bank of Nova Scotia (The), DPNT	2.980	04/17/2023	610,734
CAD	700,000	Bank of Nova Scotia (The), DPNT	2.290	06/28/2024	512,274
CAD	500,000	Bank of Nova Scotia (The), DPNT	2.620	12/02/2026	366,659
CAD	400,000	Bell Canada, Inc., MTN	3.250	06/17/2020	310,120
CAD	300,000	Bell Canada, Inc., MTN	2.700	02/27/2024	222,346
CAD	300,000	Bell Canada, Inc., Series M-26	3.350	03/22/2023	231,228
CAD	600,000	Caisse Centrale Desjardins, MTN	1.748	03/02/2020	454,378
CAD	400,000	Canadian Imperial Bank of Commerce, DPNT	1.850	07/14/2020	302,329
CAD	500,000	Canadian Imperial Bank of Commerce, DPNT	1.900	04/26/2021	374,950
CAD	450,000	Canadian Imperial Bank of Commerce, DPNT	2.040	03/21/2022	334,732
CAD	600,000	Canadian Imperial Bank of Commerce, DPNT	2.300	07/11/2022	449,069
CAD	600,000	Canadian Imperial Bank of Commerce, DPNT	3.300	05/26/2025	464,401
CAD	400,000	Canadian Natural Resources Ltd., MTN	2.890	08/14/2020	307,407
CAD	400,000	Canadian Natural Resources Ltd., MTN	3.310	02/11/2022	308,584
CAD	400,000	HSBC Bank Canada, DPNT	2.938	01/14/2020	308,307
CAD	350,000	HSBC Bank Canada, DPNT	1.816	07/07/2020	263,935
CAD	400,000	HSBC Bank Canada, DPNT	2.449	01/29/2021	304,071
CAD	350,000	HSBC Bank Canada, DPNT	2.908	09/29/2021	268,427
CAD	300,000	HSBC Bank Canada, DPNT	2.170	06/29/2022	222,203
CAD	400,000	National Bank of Canada, DPNT	1.742	03/03/2020	302,931
CAD	500,000	Rogers Communications, Inc.	5.340	03/22/2021	407,961

Schedule of Investments

CAD	500,000	Royal Bank of Canada, DPNT	1.920%	07/17/2020	$378,614
CAD	600,000	Royal Bank of Canada, DPNT	2.860	03/04/2021	461,811
CAD	550,000	Royal Bank of Canada, DPNT	1.583	09/13/2021	406,573
CAD	700,000	Royal Bank of Canada, DPNT	1.968	03/02/2022	520,150
CAD	500,000	Royal Bank of Canada, DPNT	2.000	03/21/2022	371,655
CAD	400,000	Royal Bank of Canada, DPNT	2.949	05/01/2023	305,607
CAD	500,000	Royal Bank of Canada, DPNT	2.333	12/05/2023	369,028
CAD	450,000	Shaw Communications, Inc.	5.650	10/01/2019	357,508
CAD	600,000	Shaw Communications, Inc.	6.750	11/09/2039	570,378
CAD	300,000	TELUS Corp., MTN	2.350	03/28/2022	224,521
CAD	300,000	TELUS Corp., Series CG	5.050	12/04/2019	238,290
CAD	400,000	TELUS Corp., Series CH	5.050	07/23/2020	320,823
CAD	850,000	Toronto-Dominion Bank (The), DPNT	2.621	12/22/2021	648,226
CAD	1,100,000	Toronto-Dominion Bank (The), DPNT	1.994	03/23/2022	817,996
CAD	700,000	Toronto-Dominion Bank (The), DPNT	1.909	07/18/2023	509,543
CAD	700,000	Toronto-Dominion Bank (The), DPNT	3.226	07/24/2024	540,070

					20,750,165

		Denmark - 1.2%
EUR	100,000	AP Moeller - Maersk A/S, EMTN	1.750	03/18/2021	121,143
EUR	200,000	Danske Bank A/S, EMTN	0.750	06/02/2023	235,625
NOK	5,000,000	Nykredit Bank A/S, EMTN	5.000	08/21/2018	615,087
GBP	200,000	Orsted A/S, EMTN	4.875	01/12/2032	319,421
GBP	150,000	Orsted A/S, EMTN	5.750	04/09/2040	277,641

					1,568,917

		Finland - 0.2%
EUR	150,000	Fortum OYJ, EMTN	2.250	09/06/2022	187,162
EUR	100,000	OP Corporate Bank PLC, EMTN	0.750	03/03/2022	118,878

					306,040

		France - 19.4%
EUR	200,000	Air Liquide Finance SA, EMTN	1.250	06/13/2028	236,384
EUR	200,000	Autoroutes du Sud de la France SA, EMTN	5.625	07/04/2022	283,381
EUR	200,000	Autoroutes du Sud de la France SA, EMTN	1.250	01/18/2027	237,342
EUR	200,000	Banque Federative du Credit Mutuel SA, EMTN	4.000	10/22/2020	253,914
EUR	100,000	Banque Federative du Credit Mutuel SA, EMTN	3.250	08/23/2022	130,735
EUR	300,000	Banque Federative du Credit Mutuel SA, EMTN	3.000	11/28/2023	394,621
EUR	200,000	Banque Federative du Credit Mutuel SA, EMTN	2.625	03/18/2024	258,593
EUR	400,000	Banque Federative du Credit Mutuel SA, EMTN	3.000	05/21/2024	501,216
EUR	300,000	Banque Federative du Credit Mutuel SA, EMTN	1.250	01/14/2025	358,349
EUR	100,000	Banque Federative du Credit Mutuel SA, EMTN	3.000	09/11/2025	125,015
EUR	300,000	Banque Federative du Credit Mutuel SA, EMTN	2.375	03/24/2026	357,925
EUR	200,000	Banque Federative du Credit Mutuel SA, EMTN	1.250	05/26/2027	234,027
EUR	150,000	BNP Paribas SA, EMTN	2.250	01/13/2021	185,136
EUR	200,000	BNP Paribas SA, EMTN	2.875	10/24/2022	257,881
EUR	200,000	BNP Paribas SA, EMTN	2.875	09/26/2023	260,942
EUR	350,000	BNP Paribas SA, EMTN	1.125	10/10/2023	411,808
EUR	200,000	BNP Paribas SA, EMTN	2.375	05/20/2024	255,896
EUR	200,000	BNP Paribas SA, EMTN	2.375	02/17/2025	242,571
EUR	200,000	BNP Paribas SA, EMTN	1.500	11/17/2025	234,531
EUR	100,000	BNP Paribas SA, EMTN	1.625	02/23/2026	122,801
EUR	300,000	BNP Paribas SA, EMTN	1.500	05/25/2028	361,902
EUR	200,000	BPCE SA	4.625	07/18/2023	270,371
GBP	200,000	BPCE SA	5.250	04/16/2029	298,198
EUR	100,000	BPCE SA, EMTN	4.500	02/10/2022	134,873
EUR	200,000	BPCE SA, EMTN	0.875	01/31/2024	230,398
EUR	200,000	BPCE SA, EMTN	1.000	10/05/2028	228,192
EUR	400,000	Capgemini SE	2.500	07/01/2023	506,243
EUR	200,000	Cie Financiere et Industrielle des Autoroutes SA	5.000	05/24/2021	266,599
EUR	200,000	CNP Assurances	1.875	10/20/2022	240,927
EUR	200,000	Coentreprise de Transport d’electricite SA	1.500	07/29/2028	232,944
EUR	200,000	Coentreprise de Transport d’Electricite SA	2.125	07/29/2032	238,297
EUR	500,000	Credit Agricole SA	2.625	03/17/2027	605,065
EUR	300,000	Credit Agricole SA/London, EMTN	0.750	12/01/2022	355,187
EUR	200,000	Credit Agricole SA/London, EMTN	5.125	04/18/2023	284,874
EUR	500,000	Credit Agricole SA/London, EMTN	3.125	07/17/2023	657,378
EUR	400,000	Credit Agricole SA/London, EMTN	2.375	05/20/2024	510,493
EUR	400,000	Credit Agricole SA/London, EMTN	1.000	09/16/2024	474,421
EUR	200,000	Credit Agricole SA/London, EMTN	1.250	04/14/2026	236,604
EUR	200,000	Credit Agricole SA/London, EMTN	1.875	12/20/2026	237,640
EUR	300,000	Danone SA, EMTN	2.250	11/15/2021	374,122
EUR	300,000	Danone SA, EMTN	0.709	11/03/2024	351,347
EUR	200,000	Danone SA, EMTN	1.208	11/03/2028	233,069
EUR	100,000	Electricite de France SA, EMTN	6.250	01/25/2021	135,322

Schedule of Investments

EUR	100,000	Electricite de France SA, EMTN	2.250%	04/27/2021	$124,194
EUR	300,000	Electricite de France SA, EMTN	3.875	01/18/2022	396,023
EUR	300,000	Electricite de France SA, EMTN	2.750	03/10/2023	387,686
EUR	100,000	Electricite de France SA, EMTN	4.625	09/11/2024	143,248
EUR	300,000	Electricite de France SA, EMTN	1.000	10/13/2026	343,098
EUR	200,000	Electricite de France SA, EMTN	4.125	03/25/2027	284,747
GBP	200,000	Electricite de France SA, EMTN	6.250	05/30/2028	339,045
EUR	200,000	Electricite de France SA, EMTN	4.625	04/26/2030	300,185
GBP	650,000	Electricite de France SA, EMTN	6.125	06/02/2034	1,132,041
GBP	200,000	Electricite de France SA, EMTN	5.500	03/27/2037	324,911
GBP	700,000	Electricite de France SA, EMTN	5.500	10/17/2041	1,161,844
GBP	550,000	Electricite de France SA, EMTN	5.125	09/22/2050	891,714
EUR	150,000	Engie Alliance GIE, EMTN	5.750	06/24/2023	220,837
EUR	200,000	Engie SA, EMTN	2.375	05/19/2026	258,439
GBP	100,000	Engie SA, EMTN	7.000	10/30/2028	184,474
GBP	450,000	Engie SA, EMTN	5.000	10/01/2060	876,125
EUR	200,000	Holding d’Infrastructures de Transport SAS	4.875	10/27/2021	268,309
EUR	200,000	LVMH Moet Hennessy Louis Vuitton SE, EMTN	0.750	05/26/2024	236,916
EUR	100,000	Orange SA, EMTN	3.000	06/15/2022	129,190
GBP	200,000	Orange SA, EMTN	8.125	11/20/2028	387,088
EUR	400,000	Orange SA, EMTN	8.125	01/28/2033	826,193
GBP	150,000	Orange SA, EMTN	5.625	01/23/2034	256,406
GBP	100,000	Orange SA, EMTN	5.375	11/22/2050	179,008
EUR	200,000	RTE Reseau de Transport d’Electricite SADIR, EMTN	1.625	11/27/2025	245,629
EUR	200,000	Sanofi, EMTN	0.500	01/13/2027	225,983
EUR	300,000	Sanofi, Series 12FX, EMTN	1.375	03/21/2030	353,744
EUR	300,000	Sanofi, Series 8FXD, EMTN	1.000	03/21/2026	357,798
EUR	300,000	Societe Generale SA, EMTN	1.000	04/01/2022	353,942
EUR	200,000	Societe Generale SA, EMTN	4.250	07/13/2022	269,976
EUR	100,000	Societe Generale SA, EMTN	0.750	05/26/2023	118,095
EUR	100,000	Societe Generale SA, EMTN	2.625	02/27/2025	122,376
EUR	200,000	Total Capital Canada Ltd., EMTN	2.125	09/18/2029	256,484
EUR	200,000	Total Capital International SA, EMTN	0.250	07/12/2023	233,060
EUR	400,000	Total Capital International SA, EMTN	0.750	07/12/2028	454,337
GBP	150,000	Veolia Environnement SA, EMTN	6.125	10/29/2037	277,654
EUR	200,000	Vivendi SA	0.750	05/26/2021	237,296

					25,965,629

		Germany - 10.2%
GBP	300,000	Allianz Finance II BV, Series 62	4.500	03/13/2043	520,266
EUR	200,000	BASF SE, Series 10Y	2.000	12/05/2022	252,628
EUR	200,000	BMW Finance NV, EMTN	0.375	07/10/2023	232,383
EUR	250,000	BMW US Capital LLC, EMTN	1.125	09/18/2021	301,829
EUR	200,000	BMW US Capital LLC, EMTN	0.625	04/20/2022	237,515
EUR	250,000	Commerzbank AG, EMTN	0.500	09/13/2023	285,171
EUR	100,000	Daimler AG, EMTN	0.875	01/12/2021	119,215
EUR	300,000	Daimler AG, EMTN	1.400	01/12/2024	361,357
EUR	200,000	Daimler AG, EMTN	0.850	02/28/2025	230,488
EUR	250,000	Daimler AG, EMTN	1.500	03/09/2026	297,054
EUR	200,000	Daimler AG, EMTN	1.375	05/11/2028	229,309
EUR	200,000	Daimler AG, EMTN	1.500	07/03/2029	227,985
EUR	200,000	Daimler AG, EMTN	2.125	07/03/2037	228,926
EUR	200,000	Deutsche Bank AG, EMTN	1.250	09/08/2021	235,021
EUR	300,000	Deutsche Bank AG, EMTN	1.500	01/20/2022	352,895
EUR	100,000	Deutsche Bank AG, EMTN	2.375	01/11/2023	121,339
EUR	200,000	Deutsche Bank AG, EMTN	1.125	03/17/2025	221,947
EUR	150,000	Deutsche Telekom International Finance BV, EMTN	2.125	01/18/2021	184,517
	100,000	Deutsche Telekom International Finance BV	0.375	10/30/2021	117,889
EUR	200,000	Deutsche Telekom International Finance BV, EMTN	4.250	07/13/2022	270,285
EUR	300,000	Deutsche Telekom International Finance BV, EMTN	0.625	04/03/2023	353,401
EUR	150,000	Deutsche Telekom International Finance BV, EMTN	0.875	01/30/2024	177,525
EUR	250,000	Deutsche Telekom International Finance BV, EMTN	1.375	01/30/2027	293,879
EUR	200,000	Deutsche Telekom International Finance BV, EMTN	1.500	04/03/2028	235,493
GBP	400,000	E.ON International Finance BV, EMTN	6.375	06/07/2032	716,014
GBP	250,000	E.ON International Finance BV, EMTN	5.875	10/30/2037	443,120
GBP	300,000	E.ON International Finance BV, EMTN	6.750	01/27/2039	585,446
EUR	200,000	HeidelbergCement AG, EMTN	1.500	02/07/2025	237,831
EUR	100,000	innogy Finance BV, EMTN	6.500	08/10/2021	139,430
GBP	300,000	innogy Finance BV, EMTN	6.250	06/03/2030	518,282
GBP	300,000	innogy Finance BV, EMTN	4.750	01/31/2034	464,292
GBP	300,000	innogy Finance BV, EMTN	6.125	07/06/2039	550,733
	200,000	Landesbank Baden-Wuerttemberg	0.500	06/07/2022	234,856
EUR	200,000	Siemens Financieringsmaatschappij NV, EMTN	2.875	03/10/2028	273,869

Schedule of Investments

GBP	200,000	Siemens Financieringsmaatschappij NV, EMTN	3.750%	09/10/2042	$310,716
EUR	300,000	Volkswagen International Finance NV	1.125	10/02/2023	352,251
EUR	200,000	Volkswagen International Finance NV, EMTN	0.875	01/16/2023	235,280
EUR	250,000	Volkswagen International Finance NV, EMTN	1.625	01/16/2030	272,978
EUR	400,000	Volkswagen International Finance NV, Series 10Y	1.875	03/30/2027	467,728
EUR	300,000	Volkswagen Leasing GmbH, EMTN	2.375	09/06/2022	373,897
EUR	400,000	Volkswagen Leasing GmbH, EMTN	2.625	01/15/2024	503,634
EUR	300,000	Volkswagen Leasing GmbH, EMTN	1.125	04/04/2024	348,418
EUR	200,000	Vonovia Finance BV, DIP, EMTN	1.250	12/06/2024	233,667
EUR	200,000	Vonovia Finance BV, EMTN	2.250	12/15/2023	248,539

					13,599,298

		Hong Kong - 0.4%
EUR	100,000	CK Hutchison Finance 16 II Ltd.	0.875	10/03/2024	114,989
EUR	200,000	CK Hutchison Finance 16 Ltd., Series A	1.250	04/06/2023	237,840
EUR	200,000	Hutchison Whampoa Finance 14 Ltd.	1.375	10/31/2021	241,140

					593,969

		Italy - 5.1%
EUR	200,000	Assicurazioni Generali SpA, EMTN	5.125	09/16/2024	288,224
EUR	200,000	Assicurazioni Generali SpA, EMTN	4.125	05/04/2026	250,946
EUR	200,000	Autostrade Per L’italia SpA, EMTN	5.875	06/09/2024	297,140
EUR	250,000	Enel Finance International NV	1.375	06/01/2026	287,322
GBP	400,000	Enel Finance International NV, EMTN	5.625	08/14/2024	610,094
EUR	300,000	Enel Finance International NV, EMTN	1.000	09/16/2024	348,377
EUR	200,000	Enel Finance International NV, EMTN	1.966	01/27/2025	243,065
GBP	250,000	Enel Finance International NV, EMTN	5.750	09/14/2040	419,424
GBP	250,000	Enel SpA, EMTN	5.750	06/22/2037	411,449
EUR	100,000	Eni SpA, EMTN	3.250	07/10/2023	131,284
EUR	200,000	Eni SpA, EMTN	3.750	09/12/2025	272,835
EUR	250,000	Eni SpA, EMTN	1.500	02/02/2026	293,982
EUR	200,000	Eni SpA, EMTN	3.625	01/29/2029	273,194
EUR	200,000	Ferrovie dello Stato Italiane SpA, EMTN	1.500	06/27/2025	229,975
EUR	200,000	Intesa Sanpaolo SpA, EMTN	1.125	01/14/2020	235,798
EUR	200,000	Intesa Sanpaolo SpA, EMTN	2.000	06/18/2021	240,812
EUR	200,000	Intesa Sanpaolo SpA, EMTN	1.125	03/04/2022	232,307
EUR	250,000	Intesa Sanpaolo SpA, EMTN	4.000	10/30/2023	325,602
EUR	100,000	Intesa Sanpaolo SpA, EMTN	1.375	01/18/2024	114,032
EUR	200,000	Snam SpA, EMTN	0.875	10/25/2026	217,631
EUR	200,000	Terna Rete Elettrica Nazionale SpA, EMTN	0.875	02/02/2022	235,735
EUR	200,000	Terna Rete Elettrica Nazionale SpA, EMTN	1.375	07/26/2027	223,916
EUR	200,000	UniCredit SpA, EMTN	3.250	01/14/2021	246,997
EUR	100,000	UniCredit SpA, EMTN	2.000	03/04/2023	119,714
EUR	200,000	UniCredit SpA, EMTN	2.125	10/24/2026	232,807

					6,782,662

		Japan - 1.0%
JPY	30,000,000	Development Bank of Japan, Inc.	1.050	06/20/2023	281,142
JPY	20,000,000	Development Bank of Japan, Inc.	2.300	03/19/2026	207,830
JPY	100,000,000	Panasonic Corp., Series 12	0.387	03/19/2020	897,495

					1,386,467

		Netherlands - 6.2%
EUR	150,000	ABN AMRO Bank NV, EMTN	6.375	04/27/2021	203,966
EUR	200,000	ABN AMRO Bank NV, EMTN	7.125	07/06/2022	289,385
EUR	300,000	ABN AMRO Bank NV, EMTN	2.500	11/29/2023	384,928
EUR	250,000	ABN AMRO Bank NV, EMTN	1.000	04/16/2025	295,571
EUR	200,000	ASML Holding NV	1.375	07/07/2026	238,432
EUR	600,000	Cooperatieve Rabobank UA	3.875	07/25/2023	797,867
EUR	200,000	Cooperatieve Rabobank UA	4.125	07/14/2025	285,876
EUR	500,000	Cooperatieve Rabobank UA, EMTN	3.750	11/09/2020	629,901
EUR	300,000	Cooperatieve Rabobank UA, EMTN	4.125	01/12/2021	386,396
EUR	300,000	Cooperatieve Rabobank UA, EMTN	4.000	01/11/2022	396,651
EUR	400,000	Cooperatieve Rabobank UA, EMTN	4.125	09/14/2022	530,384
EUR	400,000	Cooperatieve Rabobank UA, EMTN	1.375	02/03/2027	486,693
GBP	150,000	Cooperatieve Rabobank UA, EMTN	5.250	09/14/2027	227,280
GBP	300,000	Cooperatieve Rabobank UA, EMTN	4.625	05/23/2029	436,872
EUR	250,000	ING Bank NV, EMTN	4.500	02/21/2022	336,544
EUR	300,000	ING Groep NV, EMTN	0.750	03/09/2022	353,325
GBP	300,000	Koninklijke KPN NV, EMTN	5.750	09/17/2029	483,234
EUR	100,000	Shell International Finance BV, EMTN	1.000	04/06/2022	120,669
EUR	150,000	Shell International Finance BV, EMTN	0.375	02/15/2025	172,609
EUR	200,000	Shell International Finance BV, EMTN	1.875	09/15/2025	252,123
EUR	250,000	Shell International Finance BV, EMTN	2.500	03/24/2026	328,443
EUR	150,000	Shell International Finance BV, EMTN	1.625	01/20/2027	184,871

Schedule of Investments

EUR	350,000	Shell International Finance BV, EMTN	0.750%	08/15/2028	$392,476

					8,214,496

		Norway - 1.5%
EUR	250,000	DNB Bank ASA, EMTN	4.375	02/24/2021	325,087
EUR	250,000	DNB Bank ASA, EMTN	4.250	01/18/2022	333,216
EUR	250,000	Equinor ASA, EMTN	5.625	03/11/2021	335,249
EUR	250,000	Equinor ASA, EMTN	1.250	02/17/2027	297,731
GBP	200,000	Equinor ASA, EMTN	6.875	03/11/2031	386,355
EUR	200,000	Equinor ASA, EMTN	1.625	02/17/2035	233,570
SEK	1,000,000	Telenor ASA, EMTN	2.375	03/19/2019	115,558

					2,026,766

		Portugal - 0.3%
EUR	200,000	EDP Finance BV, EMTN	2.625	01/18/2022	251,018
EUR	100,000	EDP Finance BV, EMTN	1.125	02/12/2024	117,185

					368,203

		Spain - 4.8%
EUR	200,000	Abertis Infraestructuras SA	1.375	05/20/2026	225,688
EUR	200,000	Banco Bilbao Vizcaya Argentaria SA, GMTN	0.625	01/17/2022	235,157
EUR	200,000	Banco Bilbao Vizcaya Argentaria SA, GMTN	3.500	02/10/2027	245,816
EUR	200,000	Banco Santander SA, DIP, EMTN	3.250	04/04/2026	247,680
EUR	200,000	Banco Santander SA, EMTN	1.375	12/14/2022	242,437
EUR	200,000	Banco Santander SA, EMTN	2.500	03/18/2025	238,723
EUR	200,000	Banco Santander SA, EMTN	3.125	01/19/2027	244,375
	200,000	Banco Santander SA	2.125	02/08/2028	221,744
EUR	200,000	CaixaBank SA, EMTN	1.125	05/17/2024	232,201
EUR	200,000	Gas Natural Fenosa Finance BV, EMTN	1.375	01/19/2027	233,501
GBP	200,000	Iberdrola Finanzas SA, EMTN	7.375	01/29/2024	332,357
EUR	200,000	Iberdrola Finanzas SA, EMTN	1.000	03/07/2025	235,731
EUR	200,000	Iberdrola International BV, EMTN	1.125	04/21/2026	234,026
EUR	200,000	Mapfre SA	1.625	05/19/2026	235,199
EUR	200,000	Repsol International Finance BV, EMTN	2.625	05/28/2020	245,137
EUR	200,000	Santander Consumer Finance SA	0.875	01/24/2022	236,123
EUR	100,000	Santander Consumer Finance SA, EMTN	0.900	02/18/2020	118,643
EUR	200,000	Santander Consumer Finance SA, EMTN	1.500	11/12/2020	241,300
EUR	200,000	Telefonica Emisiones SAU, EMTN	1.477	09/14/2021	243,645
EUR	200,000	Telefonica Emisiones SAU, EMTN	0.750	04/13/2022	237,079
EUR	200,000	Telefonica Emisiones SAU, EMTN	2.242	05/27/2022	250,367
GBP	200,000	Telefonica Emisiones SAU, EMTN	5.289	12/09/2022	298,204
EUR	200,000	Telefonica Emisiones SAU, EMTN	3.987	01/23/2023	269,666
EUR	300,000	Telefonica Emisiones SAU, EMTN	1.528	01/17/2025	360,906
GBP	200,000	Telefonica Emisiones SAU, EMTN	5.375	02/02/2026	306,833
EUR	200,000	Telefonica Emisiones SAU, EMTN	1.460	04/13/2026	234,804

					6,447,342

		Sweden - 2.7%
EUR	200,000	Nordea Bank AB, EMTN	4.500	03/26/2020	250,852
EUR	100,000	Nordea Bank AB, EMTN	2.000	02/17/2021	123,044
EUR	200,000	Nordea Bank AB, EMTN	3.250	07/05/2022	260,798
EUR	200,000	Nordea Bank AB, EMTN	1.000	02/22/2023	240,121
EUR	200,000	Nordea Bank AB, EMTN	1.125	02/12/2025	240,616
SEK	1,000,000	SBAB Bank AB, EMTN	3.000	10/11/2018	114,535
EUR	200,000	Skandinaviska Enskilda Banken AB, EMTN	2.000	02/19/2021	245,889
EUR	200,000	Skandinaviska Enskilda Banken AB, EMTN	0.750	08/24/2021	238,813
EUR	400,000	Svenska Handelsbanken AB, EMTN	4.375	10/20/2021	532,129
EUR	200,000	Svenska Handelsbanken AB, EMTN	2.625	08/23/2022	255,414
SEK	2,000,000	Telia Co. AB, EMTN	3.625	11/08/2023	253,607
GBP	400,000	Vattenfall AB, EMTN	6.875	04/15/2039	822,966

					3,578,784

		Switzerland - 3.3%
EUR	200,000	Credit Suisse AG/London, EMTN	1.125	09/15/2020	239,587
EUR	250,000	Credit Suisse AG/London, EMTN	1.375	01/31/2022	302,752
EUR	200,000	Credit Suisse AG/London, EMTN	1.000	06/07/2023	238,207
EUR	250,000	Credit Suisse AG/London, EMTN	1.500	04/10/2026	302,211
GBP	250,000	Credit Suisse Group Funding Guernsey Ltd.	3.000	05/27/2022	339,420
GBP	150,000	Credit Suisse Group Funding Guernsey Ltd.	2.750	08/08/2025	195,422
EUR	350,000	Credit Suisse Group Funding Guernsey Ltd., EMTN	1.250	04/14/2022	418,213
CHF	350,000	Credit Suisse Group Funding Guernsey Ltd., EMTN	1.000	04/14/2023	360,376
EUR	300,000	Holcim Finance Luxembourg SA, EMTN	1.375	05/26/2023	358,673
EUR	100,000	Holcim Finance Luxembourg SA, EMTN	2.250	05/26/2028	119,679
EUR	150,000	Novartis Finance SA	0.125	09/20/2023	173,397
EUR	200,000	Richemont International Holding SA	1.000	03/26/2026	235,726
EUR	100,000	Richemont International Holding SA	2.000	03/26/2038	117,885

Schedule of Investments

EUR	200,000	Roche Finance Europe BV, EMTN	0.875%	02/25/2025	$238,607
EUR	300,000	UBS AG/London, EMTN	1.250	09/03/2021	362,484
EUR	200,000	UBS Group Funding Switzerland AG	1.750	11/16/2022	244,732
EUR	100,000	UBS Group Funding Switzerland AG	1.500	11/30/2024	119,624

					4,366,995

		United Kingdom - 22.3%
GBP	200,000	ABP Finance PLC, EMTN	6.250	12/14/2026	321,999
GBP	200,000	Annington Funding PLC, EMTN	2.646	07/12/2025	260,533
GBP	250,000	Annington Funding PLC, EMTN	3.184	07/12/2029	326,324
GBP	200,000	Annington Funding PLC, EMTN	3.685	07/12/2034	267,380
GBP	200,000	Annington Funding PLC, EMTN	3.935	07/12/2047	270,881
EUR	313,000	Barclays PLC, EMTN	1.875	03/23/2021	380,549
EUR	200,000	Barclays PLC, EMTN	1.875	12/08/2023	240,321
GBP	350,000	Barclays PLC, EMTN	3.125	01/17/2024	462,391
GBP	500,000	Barclays PLC, EMTN	3.250	02/12/2027	649,060
GBP	250,000	BAT International Finance PLC, EMTN	7.250	03/12/2024	409,937
GBP	150,000	BAT International Finance PLC, EMTN	4.000	09/04/2026	213,591
EUR	200,000	BAT International Finance PLC, EMTN	2.250	01/16/2030	232,833
GBP	200,000	BAT International Finance PLC, EMTN	6.000	11/24/2034	348,495
GBP	200,000	BAT International Finance PLC, EMTN	2.250	09/09/2052	197,035
GBP	250,000	BG Energy Capital PLC, EMTN	5.125	12/01/2025	397,603
GBP	250,000	BG Energy Capital PLC, EMTN	5.000	11/04/2036	437,480
EUR	100,000	BP Capital Markets PLC, EMTN	2.177	09/28/2021	124,666
EUR	100,000	BP Capital Markets PLC, EMTN	1.373	03/03/2022	121,905
EUR	100,000	BP Capital Markets PLC, EMTN	1.526	09/26/2022	122,761
EUR	200,000	BP Capital Markets PLC, EMTN	1.109	02/16/2023	241,175
GBP	200,000	BP Capital Markets PLC, EMTN	1.177	08/12/2023	255,825
EUR	300,000	BP Capital Markets PLC, EMTN	1.573	02/16/2027	361,521
GBP	250,000	British Telecommunications PLC	5.750	12/07/2028	404,237
EUR	100,000	British Telecommunications PLC, EMTN	0.625	03/10/2021	118,354
EUR	200,000	British Telecommunications PLC, EMTN	1.125	03/10/2023	238,057
EUR	200,000	British Telecommunications PLC, EMTN	1.750	03/10/2026	238,519
EUR	200,000	British Telecommunications PLC, EMTN	1.500	06/23/2027	229,528
	200,000	British Telecommunications PLC	3.125	11/21/2031	255,094
GBP	200,000	British Telecommunications PLC, EMTN	6.375	06/23/2037	358,458
GBP	150,000	BUPA Finance PLC	5.000	04/25/2023	213,929
GBP	300,000	Cadent Finance PLC, EMTN	2.125	09/22/2028	371,030
GBP	300,000	Cadent Finance PLC, EMTN	2.625	09/22/2038	360,475
GBP	300,000	Cadent Finance PLC, EMTN	2.750	09/22/2046	355,248
GBP	150,000	Centrica PLC, EMTN	4.375	03/13/2029	222,792
GBP	250,000	Centrica PLC, EMTN	7.000	09/19/2033	475,861
GBP	150,000	Centrica PLC, EMTN	4.250	09/12/2044	224,384
GBP	300,000	Chancellor Masters and Scholars of the University of Oxford (The)	2.544	12/08/2117	377,085
GBP	150,000	Friends Life Holdings PLC	8.250	04/21/2022	238,323
EUR	200,000	GlaxoSmithKline Capital PLC, EMTN	1.375	12/02/2024	243,871
GBP	200,000	GlaxoSmithKline Capital PLC, EMTN	3.375	12/20/2027	286,034
GBP	250,000	GlaxoSmithKline Capital PLC, EMTN	5.250	12/19/2033	431,305
GBP	300,000	GlaxoSmithKline Capital PLC, EMTN	6.375	03/09/2039	602,518
GBP	350,000	GlaxoSmithKline Capital PLC, EMTN	5.250	04/10/2042	638,028
GBP	250,000	GlaxoSmithKline Capital PLC, EMTN	4.250	12/18/2045	406,938
GBP	200,000	Heathrow Funding Ltd., EMTN	7.125	02/14/2024	321,289
GBP	200,000	HSBC Bank PLC, EMTN	5.375	08/22/2033	320,170
GBP	100,000	HSBC Bank PLC, EMTN	4.750	03/24/2046	156,911
CAD	400,000	HSBC Holdings PLC	3.196	12/05/2023	303,625
EUR	200,000	HSBC Holdings PLC	0.875	09/06/2024	232,038
GBP	400,000	HSBC Holdings PLC	2.625	08/16/2028	508,621
GBP	300,000	HSBC Holdings PLC	6.750	09/11/2028	500,668
EUR	300,000	HSBC Holdings PLC, EMTN	1.500	03/15/2022	363,524
GBP	300,000	HSBC Holdings PLC, EMTN	6.500	05/20/2024	477,582
EUR	200,000	HSBC Holdings PLC, EMTN	3.000	06/30/2025	255,466
EUR	200,000	HSBC Holdings PLC, EMTN	2.500	03/15/2027	254,430
EUR	200,000	HSBC Holdings PLC, EMTN	3.125	06/07/2028	253,443
GBP	200,000	HSBC Holdings PLC, EMTN	7.000	04/07/2038	372,702
GBP	400,000	HSBC Holdings PLC, EMTN	6.000	03/29/2040	671,739
GBP	200,000	Imperial Brands Finance PLC, EMTN	8.125	03/15/2024	337,360
GBP	150,000	Imperial Brands Finance PLC, EMTN	5.500	09/28/2026	231,633
EUR	200,000	Lloyds Bank PLC, EMTN	6.500	03/24/2020	257,739
GBP	200,000	Lloyds Bank PLC, EMTN	7.500	04/15/2024	338,267
GBP	300,000	Lloyds Bank PLC, EMTN	7.625	04/22/2025	506,196
GBP	300,000	Lloyds Bank PLC, EMTN	6.500	09/17/2040	592,363
GBP	250,000	Motability Operations Group PLC, EMTN	3.625	03/10/2036	365,283

Schedule of Investments

GBP	200,000	Nationwide Building Society, EMTN	3.250%	01/20/2028	$276,289
EUR	100,000	Natwest Markets PLC, EMTN	5.500	03/23/2020	127,269
GBP	150,000	Rio Tinto Finance PLC, EMTN	4.000	12/11/2029	225,989
EUR	250,000	Santander UK Group Holdings PLC	1.125	09/08/2023	293,410
GBP	150,000	Santander UK Group Holdings PLC, EMTN	3.625	01/14/2026	205,676
GBP	300,000	Scottish Widows Ltd.	5.500	06/16/2023	435,788
GBP	250,000	Scottish Widows Ltd.	7.000	06/16/2043	403,088
GBP	200,000	Severn Trent Utilities Finance PLC, EMTN	3.625	01/16/2026	280,527
EUR	200,000	Sky PLC, EMTN	1.500	09/15/2021	242,252
EUR	200,000	Sky PLC, EMTN	2.500	09/15/2026	251,741
GBP	200,000	Society of Lloyd’s	4.750	10/30/2024	282,582
GBP	200,000	SSE PLC, EMTN	8.375	11/20/2028	393,860
EUR	200,000	Standard Chartered PLC, EMTN	1.625	06/13/2021	242,759
GBP	200,000	Standard Chartered PLC, EMTN	5.125	06/06/2034	282,965
GBP	200,000	Standard Chartered PLC, EMTN	4.375	01/18/2038	293,349
GBP	200,000	Thames Water Utilities Cayman Finance Ltd., EMTN	4.000	06/19/2025	287,256
GBP	200,000	Thames Water Utilities Cayman Finance Ltd., EMTN	5.500	02/11/2041	351,962
GBP	250,000	Thames Water Utilities Finance Ltd., EMTN	5.125	09/28/2037	411,563
GBP	300,000	THFC Funding No. 3 PLC, EMTN	5.200	10/11/2043	520,629
EUR	300,000	Vodafone Group PLC, EMTN	1.750	08/25/2023	370,175
EUR	400,000	Vodafone Group PLC, EMTN	2.200	08/25/2026	497,386
EUR	200,000	Vodafone Group PLC, EMTN	1.600	07/29/2031	220,043
GBP	300,000	Vodafone Group PLC, EMTN	3.375	08/08/2049	372,143
GBP	300,000	Vodafone Group PLC, EMTN	3.000	08/12/2056	343,516
GBP	200,000	Wellcome Trust Finance PLC	4.625	07/25/2036	351,196
GBP	200,000	Wellcome Trust Ltd. (The)	2.517	02/07/2118	248,233

					29,767,028

		Total Corporate Bonds (Cost $134,490,369)			132,130,183

	Number of Shares
		Money Market Fund - 0.3%
	451,136	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(b) (Cost $451,136)			451,136

		Total Investments in Securities (Cost $134,941,505) - 99.2%			132,581,319
		Other assets less liabilities - 0.8%			1,053,747

		Net Assets - 100.0%			$133,635,066

Investment Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DIP - Debtor-In-Possession

DPNT - Deposit Note

EUR - Euro

EMTN - Euro Medium-Term Note

GBP - British Pound

GMTN - Global Medium-Term Note

JPY - Japanese Yen

MTN - Medium-Term Note

NOK - Norwegian Krone

SEK - Swedish Krona

Notes to Schedule of Investments:

(a)	Foreign denominated security. Principal amount denominated in currency indicated.
(b)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco LadderRite 0-5 Year Corporate Bond ETF (LDRI)

July 31, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds - 100.1%
	Advertising - 0.4%
$50,000	WPP Finance 2010 (United Kingdom)	4.750%	11/21/2021	$51,280

	Aerospace/Defense - 1.6%
100,000	General Dynamics Corp.	2.250	11/15/2022	96,019
100,000	Lockheed Martin Corp.	2.500	11/23/2020	98,761

				194,780

	Agriculture - 1.2%
50,000	Philip Morris International, Inc.	4.500	03/26/2020	51,237
100,000	Reynolds American, Inc. (United Kingdom)	4.000	06/12/2022	100,866

				152,103

	Auto Manufacturers - 3.7%
100,000	American Honda Finance Corp., MTN	2.000	02/14/2020	98,511
100,000	General Motors Financial Co., Inc.	3.500	07/10/2019	100,605
100,000	Toyota Motor Credit Corp., GMTN	1.700	02/19/2019	99,501
50,000	Toyota Motor Credit Corp., MTN	2.125	07/18/2019	49,737
100,000	Toyota Motor Credit Corp., MTN	3.300	01/12/2022	100,170

				448,524

	Banks - 33.0%
100,000	Bank of America Corp., MTN	5.625	07/01/2020	104,513
100,000	Bank of America Corp., MTN	5.000	05/13/2021	104,644
100,000	Bank of America Corp., Series L, GMTN	2.600	01/15/2019	100,016
100,000	Bank of New York Mellon Corp. (The), MTN	2.100	08/01/2018	100,000
100,000	Bank of New York Mellon Corp. (The), Series G	2.200	05/15/2019	99,706
100,000	Bank of Nova Scotia (The) (Canada)	2.350	10/21/2020	98,251
100,000	BB&T Corp., MTN	2.625	06/29/2020	98,999
100,000	BNP Paribas SA, BKNT, GMTN (France)	5.000	01/15/2021	103,862
100,000	Citigroup, Inc.	2.500	07/29/2019	99,728
100,000	Citigroup, Inc.	2.750	04/25/2022	96,992
100,000	Citigroup, Inc.	4.050	07/30/2022	100,849
100,000	Cooperatieve Rabobank UA, MTN (Netherlands)	3.875	02/08/2022	101,471
150,000	Credit Suisse AG, GMTN (Switzerland)	5.400	01/14/2020	154,218
100,000	Goldman Sachs Group, Inc. (The)	2.625	01/31/2019	100,025
100,000	Goldman Sachs Group, Inc. (The)	2.000	04/25/2019	99,541
100,000	Goldman Sachs Group, Inc. (The)	3.625	01/22/2023	99,801
200,000	HSBC Holdings PLC (United Kingdom)	2.650	01/05/2022	193,911
100,000	HSBC USA, Inc.	2.250	06/23/2019	99,561
100,000	Huntington Bancshares, Inc.	2.300	01/14/2022	95,840
100,000	JPMorgan Chase & Co.	2.200	10/22/2019	99,245
100,000	JPMorgan Chase & Co.	4.250	10/15/2020	102,097
100,000	JPMorgan Chase & Co.	3.250	09/23/2022	99,364
100,000	JPMorgan Chase & Co.	2.972	01/15/2023	97,575
100,000	KeyCorp, MTN	2.900	09/15/2020	99,193
100,000	Morgan Stanley, GMTN	5.625	09/23/2019	102,957
100,000	Morgan Stanley	2.650	01/27/2020	99,416
100,000	Morgan Stanley	2.800	06/16/2020	99,266
100,000	Morgan Stanley, MTN	2.625	11/17/2021	97,369
100,000	Northern Trust Corp.	3.375	08/23/2021	100,505
100,000	Royal Bank of Canada, GMTN (Canada)	1.500	07/29/2019	98,876
100,000	Royal Bank of Scotland Group PLC (United Kingdom)	6.100	06/10/2023	105,964
100,000	State Street Corp.	4.375	03/07/2021	102,991
100,000	Sumitomo Mitsui Financial Group, Inc. (Japan)	2.058	07/14/2021	95,887
100,000	Toronto-Dominion Bank (The), BKNT, GMTN (Canada)	2.125	07/02/2019	99,538
100,000	U.S. Bancorp, MTN	1.950	11/15/2018	99,848
100,000	U.S. Bancorp, MTN	3.000	03/15/2022	98,969
100,000	Wells Fargo & Co.	2.125	04/22/2019	99,723
100,000	Wells Fargo & Co., MTN	2.550	12/07/2020	98,401
100,000	Wells Fargo & Co., Series M, GMTN	3.450	02/13/2023	98,148

				4,047,260

	Beverages - 1.6%
100,000	Coca-Cola Co. (The)	1.650	11/01/2018	99,904
100,000	PepsiCo, Inc.	3.125	11/01/2020	100,364

				200,268

Schedule of Investments

	Biotechnology - 2.4%
$100,000	Amgen, Inc.	1.850%	08/19/2021	$95,860
100,000	Celgene Corp.	3.950	10/15/2020	101,267
100,000	Gilead Sciences, Inc.	2.550	09/01/2020	98,984

				296,111

	Chemicals - 1.6%
100,000	Dow Chemical Co. (The)	4.125	11/15/2021	101,939
100,000	Praxair, Inc.	2.200	08/15/2022	96,126

				198,065

	Computers - 3.3%
100,000	Apple, Inc.	2.000	05/06/2020	98,640
100,000	Apple, Inc.	2.400	05/03/2023	96,577
100,000	Hewlett Packard Enterprise Co.	4.400	10/15/2022	102,450
100,000	International Business Machines Corp.	8.375	11/01/2019	106,388

				404,055

	Diversified Financial Services - 2.7%
100,000	Air Lease Corp.	3.875	04/01/2021	100,447
100,000	American Express Credit Corp., GMTN	2.250	08/15/2019	99,528
60,000	Jefferies Group LLC	8.500	07/15/2019	63,107
70,000	National Rural Utilities Cooperative Finance Corp.	10.375	11/01/2018	71,347

				334,429

	Electric - 1.6%
40,000	Sempra Energy	2.875	10/01/2022	38,863
50,000	Southern Co. (The)	2.350	07/01/2021	48,661
100,000	Xcel Energy, Inc.	4.700	05/15/2020	102,016

				189,540

	Electrical Components & Equipment - 0.8%
100,000	Emerson Electric Co.	4.875	10/15/2019	102,636

	Food - 2.5%
60,000	Kraft Heinz Foods Co.	3.500	06/06/2022	59,694
100,000	Kraft Heinz Foods Co.	3.500	07/15/2022	99,660
40,000	Kroger Co. (The)	6.150	01/15/2020	41,667
100,000	Tyson Foods, Inc.	4.500	06/15/2022	103,231

				304,252

	Healthcare-Products - 2.7%
100,000	Abbott Laboratories	2.000	03/15/2020	98,449
40,000	Becton Dickinson & Co.	3.250	11/12/2020	39,816
100,000	Becton Dickinson & Co.	3.125	11/08/2021	98,535
100,000	Thermo Fisher Scientific, Inc.	3.000	04/15/2023	97,124

				333,924

	Healthcare-Services - 2.0%
100,000	Anthem, Inc.	4.350	08/15/2020	102,253
40,000	Anthem, Inc.	3.300	01/15/2023	39,409
100,000	Laboratory Corp. of America Holdings	3.750	08/23/2022	100,636

				242,298

	Household Products/Wares - 0.8%
100,000	Clorox Co. (The)	3.050	09/15/2022	99,066

	Insurance - 1.9%
100,000	American International Group, Inc.	6.400	12/15/2020	107,057
25,000	Berkshire Hathaway, Inc.	2.100	08/14/2019	24,872
100,000	Chubb INA Holdings, Inc.	2.300	11/03/2020	98,285

				230,214

	Internet - 1.6%
100,000	Booking Holdings, Inc.	2.750	03/15/2023	96,102
100,000	Symantec Corp.	4.200	09/15/2020	100,751

				196,853

	Investment Companies - 0.8%
100,000	Ares Capital Corp.	4.875	11/30/2018	100,651

	Machinery-Construction & Mining - 0.8%
100,000	Caterpillar Financial Services Corp., MTN	7.150	02/15/2019	102,487

	Machinery-Diversified - 1.6%
100,000	John Deere Capital Corp., MTN	2.750	03/15/2022	98,563
100,000	Roper Technologies, Inc.	2.050	10/01/2018	99,922

				198,485

	Media - 2.9%
60,000	Comcast Corp.	3.125	07/15/2022	59,189
60,000	NBCUniversal Media LLC	5.150	04/30/2020	62,037
30,000	Time Warner Cable LLC	8.250	04/01/2019	31,007

Schedule of Investments

$100,000	Walt Disney Co. (The), GMTN	1.850%	05/30/2019	$99,420
100,000	Warner Media LLC	4.750	03/29/2021	102,974

				354,627

	Miscellaneous Manufacturing - 1.2%
50,000	3M Co., GMTN	2.000	08/07/2020	49,132
100,000	General Electric Co., GMTN	3.150	09/07/2022	98,909

				148,041

	Office/Business Equipment - 0.8%
100,000	Pitney Bowes, Inc.	3.625	10/01/2021	94,875

	Oil & Gas - 5.7%
100,000	BP Capital Markets PLC (United Kingdom)	3.561	11/01/2021	100,947
100,000	BP Capital Markets PLC (United Kingdom)	3.062	03/17/2022	99,104
100,000	EOG Resources, Inc.	2.450	04/01/2020	98,945
100,000	Pioneer Natural Resources Co.	3.950	07/15/2022	101,320
100,000	Shell International Finance BV (Netherlands)	1.900	08/10/2018	99,984
100,000	Shell International Finance BV (Netherlands)	1.375	09/12/2019	98,456
100,000	Total Capital SA (France)	4.450	06/24/2020	102,649

				701,405

	Oil & Gas Services - 0.3%
30,000	Halliburton Co.	3.250	11/15/2021	30,025

	Pharmaceuticals - 4.0%
100,000	AbbVie, Inc.	2.850	05/14/2023	96,305
100,000	Allergan Finance LLC	3.250	10/01/2022	97,616
100,000	Allergan Funding SCS	3.450	03/15/2022	98,953
100,000	AstraZeneca PLC (United Kingdom)	1.950	09/18/2019	98,981
100,000	CVS Health Corp.	2.800	07/20/2020	99,095

				490,950

	Pipelines - 3.3%
100,000	Energy Transfer Partners LP	4.650	06/01/2021	102,496
100,000	Kinder Morgan Energy Partners LP	3.950	09/01/2022	100,445
100,000	Kinder Morgan, Inc.	3.050	12/01/2019	100,014
100,000	TransCanada PipeLines Ltd. (Canada)	2.500	08/01/2022	96,102

				399,057

	REITs - 2.9%
50,000	American Tower Corp.	3.400	02/15/2019	50,189
50,000	American Tower Corp.	3.450	09/15/2021	49,899
50,000	Boston Properties LP	5.875	10/15/2019	51,368
100,000	Simon Property Group LP	2.625	06/15/2022	97,134
100,000	Welltower, Inc.	4.125	04/01/2019	100,520

				349,110

	Retail - 2.0%
100,000	Home Depot, Inc. (The)	4.400	04/01/2021	103,528
50,000	Lowe’s Cos., Inc.	3.750	04/15/2021	50,800
100,000	Macy’s Retail Holdings, Inc.	2.875	02/15/2023	94,202

				248,530

	Semiconductors - 1.6%
100,000	Applied Materials, Inc.	2.625	10/01/2020	99,018
100,000	Intel Corp.	3.300	10/01/2021	101,035

				200,053

	Software - 1.2%
100,000	Oracle Corp.	5.000	07/08/2019	102,199
50,000	Oracle Corp.	2.500	05/15/2022	48,834

				151,033

	Telecommunications - 4.8%
75,000	AT&T, Inc.	2.375	11/27/2018	74,959
75,000	AT&T, Inc.	2.450	06/30/2020	74,046
100,000	AT&T, Inc.	3.000	06/30/2022	97,569
100,000	Cisco Systems, Inc.	4.950	02/15/2019	101,257
40,000	Qwest Corp.	6.750	12/01/2021	42,622
100,000	Telefonica Emisiones SAU (Spain)	5.877	07/15/2019	102,821
100,000	Verizon Communications, Inc.	3.000	11/01/2021	99,339

				592,613

	Transportation - 0.8%
100,000	Burlington Northern Santa Fe LLC	3.000	03/15/2023	98,536

	Total Corporate Bonds (Cost $12,464,263)			12,286,136

Schedule of Investments

Number of Shares
	Money Market Fund - 2.0%
249,764	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(a)
	(Cost $249,764)	249,764

	Total Investments in Securities (Cost $12,714,027) - 102.1%	12,535,900
	Other assets less liabilities - (2.1)%	(252,233)

	Net Assets - 100.0%	$12,283,667

Investment Abbreviations:

BKNT - Bank Note

GMTN - Global Medium-Term Note

MTN - Medium-Term Note

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report

Schedule of Investments

Invesco National AMT-Free Municipal Bond ETF (PZA)

July 31, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds - 98.7%
	Ad Valorem Property Tax - 14.5%
$8,000,000	Aldine Texas Independent School District Ref. Ser. 17 PSF-GTD	5.000%	02/15/2042	$9,106,560
600,000	Centinela Valley California Union High School District (Election 2010) Ser. 12B AGM	5.000	08/01/2050	662,982
5,000,000	Chicago Illinois Board of Education Dedicated Ref. Ser. 17B(a)	7.000	12/01/2042	6,002,650
1,000,000	Chicago Illinois Ser. 17A	6.000	01/01/2038	1,128,700
10,000,000	City of Hutto Texas (Certificates of Obligation) Ser. 17 AGM	5.000	08/01/2057	11,231,300
20,000,000	City of Jasper Alabama Ser. 14 BAM	5.000	03/01/2044	21,933,200
4,955,000	City of New York Ser. 16B-1	5.000	12/01/2041	5,645,232
260,000	City of New York Sub.-Ser. 09J-1(b)	5.000	05/15/2019	267,288
820,000	City of New York Sub.-Ser. 09J-1	5.000	05/15/2036	840,697
4,500,000	District of Columbia Ref. Ser. 17A	5.000	06/01/2035	5,219,955
2,500,000	District of Columbia Ref. Ser. 17A	5.000	06/01/2036	2,891,550
2,000,000	District of Columbia Ref. Ser. 17A	5.000	06/01/2037	2,304,860
1,500,000	District of Columbia Ser. 08E BHAC	5.000	06/01/2033	1,500,000
4,000,000	Honolulu City & County Hawaii Ser. 15A	5.000	10/01/2039	4,550,800
10,000,000	Jurupa California Unified School District Ser. 17B	4.000	08/01/2041	10,430,200
2,000,000	King & Snohomish County Washington School District No. 417 Ser. 18	5.000	12/01/2036	2,332,720
2,250,000	Klein Texas Independent School District (Schoolhouse) Ser. 17 PSF-GTD	4.000	08/01/2046	2,323,125
1,255,000	Lackawanna County Pennsylvania Ser. 10B AGM(b)	5.000	09/01/2020	1,339,825
745,000	Lackawanna County Pennsylvania Ser. 10B AGM	5.000	09/01/2035	784,068
5,000,000	Lamar Texas Consolidated Independent School District Ser. 18 PSF-GTD	5.000	02/15/2043	5,675,550
1,650,000	Las Vegas Valley Nevada Water District Ser. 12B	5.000	06/01/2042	1,797,213
1,610,000	Los Angeles Unified School District (Election 2008) Ser. 16A	5.000	07/01/2040	1,849,745
5,000,000	Madera California Unified School District Election 2014 Ser. 17	4.000	08/01/2046	5,172,000
3,000,000	Marrin California Healthcare District (Election 2013) Ser. 17A	4.000	08/01/2047	3,133,770
4,210,000	Massachusetts State (Consolidated Loan) Ser. 17A	5.000	04/01/2042	4,792,917
4,000,000	Massachusetts State Ref. Ser. 15A	5.000	07/01/2036	4,517,400
7,150,000	Massachusetts State Ser. 16A	5.000	03/01/2041	8,012,218
5,000,000	Massachusetts State Ser. 16A	5.000	03/01/2046	5,589,200
5,000,000	Mesquite Texas Independent School District Ser. 18 PSF-GTD	5.000	08/15/2048	5,697,150
2,000,000	Morgan Hill California Unified School District (Election 2012) Ser. 17B	4.000	08/01/2047	2,090,760
10,110,000	New York City New York Sub.-Ser. 18F-1	3.500	04/01/2046	9,829,751
5,000,000	North Royalton Ohio City School District School Improvement Ser. 17	5.000	12/01/2047	5,590,350
10,000,000	Northwest Texas Independent School District (School Building) Ser. 18 PSF-GTD	4.000	02/15/2043	10,369,400
10,000,000	Oxnard California School District (Election 2016) Ser. 17A BAM	5.000	08/01/2045	11,439,600
1,000,000	Prosper Texas Independent School District (School Building) Ser. 17 PSF-GTD	5.000	02/15/2047	1,138,320
500,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.000	07/01/2031	520,650
7,150,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 12A AGM	5.000	07/01/2035	7,737,373
890,000	Reading Pennsylvania School District (State Aid Withholding) Ser. 08 AGM(b)	5.000	09/01/2018	892,670
2,285,000	Richardson Texas Independent School District (School Building) Ser. 17 PSF-GTD	5.000	02/15/2042	2,579,674
2,045,000	Rockwall Texas Independent School District (School Building) Ser. 16 PSF-GTD	5.000	02/15/2046	2,274,551
5,000,000	San Diego California Unified School District (Election 2012) Ser. 17I	4.000	07/01/2047	5,217,150
12,000,000	San Diego California Unified School District (Election 2012) Ser. 17I	5.000	07/01/2047	13,915,560
2,000,000	San Francisco California Bay Area Rapid Transit District Election 2016 (Green Bond) Ser. 17A-1	5.000	08/01/2047	2,323,640
6,785,000	Sherman Texas Independent School District (School Building) Ser. 18A PSF-GTD	5.000	02/15/2045	7,817,948
4,000,000	Simi Valley California Unified School District (Election 2016) Ser. 17A	4.000	08/01/2046	4,172,080
2,000,000	Spring Texas Independent School District (School Building) Ser. 17 PSF-GTD	5.000	08/15/2042	2,280,660
3,280,000	Texas State (Transportation Commission) Ref. Ser. 14A	5.000	10/01/2044	3,693,706
2,500,000	Victor Valley California Union High School District (Election 2008) Ser. 09A AGC(b)	5.000	08/01/2019	2,590,350
1,340,000	Washington State Motor Vehicle Tax (Senior 520 Corridor Program Toll) Ser. 11C	5.000	06/01/2041	1,438,932
3,000,000	Ysleta Texas Independent School District (School Building) Ser. 16 PSF-GTD	5.000	08/15/2045	3,400,380

Schedule of Investments

$2,500,000	Ysleta Texas Independent School District (School Building) Ser. 17 PSF-GTD	5.000%	08/15/2047	$2,816,625

				240,863,005

	Auto Parking Revenue - 0.4%
2,000,000	Miami Beach Florida Parking Rev. Ser. 15	5.000	09/01/2045	2,238,520
2,000,000	Miami Florida Special Obligation (Marlins Stadium Project) Ser. 10A AGM	5.250	07/01/2035	2,119,100
2,500,000	Miami Florida Special Obligation (Marlins Stadium Project) Ser. 10A AGM	5.250	07/01/2039	2,647,400

				7,005,020

	Charter School Aid - 0.5%
8,500,000	Clifton Texas Higher Education Finance Corp. (Idea Public Schools) Rev. Ref. Ser. 17 PSF-GTD	4.000	08/15/2042	8,713,945

	College & University Revenue - 10.1%
5,000,000	Build New York City Resource Corp. (New York Law School Project) Rev. Ref. Ser. 16	5.000	07/01/2041	5,394,400
2,000,000	California State Educational Facilities Auth. (Pepperdine University) Rev. Ref. Ser. 16	5.000	10/01/2046	2,273,440
3,000,000	California State Educational Facilities Auth. (Pepperdine University) Rev. Ref. Ser. 16	5.000	10/01/2049	3,403,560
1,000,000	California State Municipal Financing Auth. (Pomona College) Rev. Ref. Ser. 17A	5.000	01/01/2048	1,171,000
1,750,000	California State Municipal Financing Auth. (University of La Verne) Rev. Ref. Ser. 17A	5.000	06/01/2043	1,967,647
2,500,000	California State University Systemwide Rev. Ref. Ser. 17A	5.000	11/01/2038	2,902,950
2,500,000	California State University Systemwide Rev. Ref. Ser. 17A	5.000	11/01/2042	2,886,225
11,310,000	California State University Systemwide Rev. Ref. Ser. 17A	5.000	11/01/2047	12,982,183
65,000	California State University Systemwide Rev. Ser. 08A AGM	5.000	11/01/2039	65,261
2,000,000	Colorado State Educational & Cultural Facilities Auth. (University Denver Project) Rev. Ser. 17A	5.000	03/01/2047	2,253,820
2,000,000	Davie Florida Educational Facilities (Nova Southeastern University Project) Rev. Ref. Ser. 18	5.000	04/01/2048	2,214,680
3,500,000	Eastern Michigan University Rev. Ser. 18A AGM	4.000	03/01/2044	3,564,155
1,105,000	Georgia State Higher Education Facilities Auth. (USG Real Estate III) Rev. Ser. 10A AGC(b)	5.000	06/15/2020	1,172,847
3,140,000	Georgia State Higher Education Facilities Auth. (USG Real Estate III) Rev. Ser. 10A AGC	5.000	06/15/2038	3,297,126
1,000,000	Illinois State Finance Auth. Student Housing & Academic Facility (CHF-Chicago LLC-University of Illinois at Chicago Project) Rev. Ser. 17A	5.000	02/15/2047	1,082,290
1,000,000	Lafayette Louisiana Public Trust Financing Auth. Ragin’ Cajun Facilities (Housing & Parking Project) Rev. Ser. 10 AGM(b)	5.500	10/01/2020	1,080,600
2,000,000	Louisiana State Local Government Environmental Facilities & Community Development Auth. (LCTCS ACT 360 Project) Ser. 14	5.000	10/01/2039	2,231,840
3,500,000	Louisiana State Local Government National Environmental Facilities & Community Development Auth. (Rgain Cajun Facilities, Inc. - Student Housing & Parking Project) Rev. Ser. 18 AGM	5.000	10/01/2048	3,847,865
875,000	Massachusetts State Development Finance Agency (Boston University) Rev. Ser. 13X	5.000	10/01/2048	962,946
4,500,000	Massachusetts State Development Financing Agency (Boston University) Rev. Ser. 16BB1	5.000	10/01/2046	5,088,060
1,000,000	Minnesota State High Education Facilities Auth. (Bethel University) Rev. Ref. Ser. 17	5.000	05/01/2047	1,086,990
500,000	New York State Dormitory Auth. Non State Supported Debt (Columbia University) Rev. Ser. 16A-2	5.000	10/01/2046	570,565
3,060,000	New York State Dormitory Auth. Non State Supported Debt (Cornell University) Rev. Ser. 10A	5.000	07/01/2035	3,237,419
3,000,000	New York State Dormitory Auth. Non State Supported Debt (Icahn School of Medicine at Mount Sinai) Rev. Ref. Ser. 15A	5.000	07/01/2035	3,330,510
3,235,000	New York State Dormitory Auth. Non State Supported Debt (Icahn School of Medicine at Mount Sinai) Rev. Ref. Ser. 15A	5.000	07/01/2040	3,570,308
3,500,000	New York State Dormitory Auth. Non State Supported Debt (New School) Rev. Ref. Ser. 15A	5.000	07/01/2045	3,858,225
2,350,000	New York State Dormitory Auth. Non State Supported Debt (New York University) Rev. Ref. Ser. 15A	5.000	07/01/2035	2,679,212
1,200,000	New York State Dormitory Auth. Non State Supported Debt (New York University) Rev. Ser. 12A	5.000	07/01/2037	1,318,224
6,325,000	New York State Dormitory Auth. Non State Supported Debt (State University of New York Dormitory Facilities) Rev. Ref. Ser. 15B	5.000	07/01/2045	7,105,189
1,000,000	New York State Dormitory Auth. Non State Supported Debt (The New School Project) Rev. Ref. Ser. 16A	5.000	07/01/2046	1,113,100

Schedule of Investments

$750,000	New York State Dormitory Auth. Non State Supported Debt Rev. Ref. Ser. 16A	5.000%	07/01/2041	$840,368
5,000,000	New York State Dormitory Auth. Non-State Supported Debt (Columbia University) Rev. Ref. Ser. 18B	5.000	10/01/2038	5,888,450
3,000,000	North Carolina State Capital Facilities Financing Agency (Duke University) Rev. Ref. Ser. 15	5.000	10/01/2055	3,371,730
11,100,000	Ohio State University Ser.14A	5.000	12/01/2039	12,534,675
1,000,000	Oregon State Facilities Auth. (Reed College Project) Rev. Ref. Ser.17A	5.000	07/01/2047	1,141,110
2,000,000	Pennsylvania State Higher Educational Facilities Auth. (Trustees University of Pennsylvania) Rev. Ser. 17A	5.000	08/15/2046	2,270,220
2,710,000	Pennsylvania State University Ser. 10	5.000	03/01/2040	2,837,126
1,950,000	Philadelphia Pennsylvania Auth. For Industrial Development (Thomas Jefferson University) Rev. Ref. Ser. 17A	5.000	09/01/2042	2,165,124
5,000,000	Public Finance Auth. Wisconsin Lease Development (Central District Development Project) Rev. Ser. 16	5.000	03/01/2041	5,530,500
2,000,000	Rhode Island State Health & Educational Building Corp. Higher Education Facility (Providence College) Rev. Ser. 17	5.000	11/01/2047	2,260,600
3,000,000	Tennessee State School Bond Auth. (Higher Educational Facilities 2nd Program) Ser. 17A	5.000	11/01/2042	3,478,620
2,000,000	University of Arkansas Arizona Various Facilities (Fayetteville Campus) Rev. Ser. 17	5.000	11/01/2047	2,294,720
1,500,000	University of California (Limited Project) Rev. Ref. Ser. 18O	5.000	05/15/2043	1,737,540
9,500,000	University of California Rev. Ref. Ser. 16AR	5.000	05/15/2046	10,788,960
2,000,000	University of Michigan Ref. Ser. 17A	5.000	04/01/2042	2,308,060
3,100,000	University of Michigan Ref. Ser. 17A	5.000	04/01/2047	3,562,179
7,515,000	University of Oregon General Rev. Ser. 15A	5.000	04/01/2045	8,503,673
7,370,000	University of Vermont & State Agricultural College Ser. 09	5.125	10/01/2039	7,622,201

				166,848,493

	Electric Power Revenue - 3.4%
2,000,000	American Municipal Power Ohio Inc. (Greenup Hydroelectric Project) Rev. Ser. 16A	5.000	02/15/2041	2,222,380
2,000,000	American Municipal Power Ohio Inc. (Greenup Hydroelectric Project) Rev. Ser. 16A	5.000	02/15/2046	2,213,940
10,000,000	City of San Antonio Texas Electric and Gas Rev. Ser. 17	5.000	02/01/2047	11,414,400
3,500,000	Grand River Oklahoma Dam Auth. Rev. Ser. 14A	5.000	06/01/2039	3,927,455
1,150,000	Guam Power Auth. Rev. Ser. 10A AGM(b)	5.000	10/01/2020	1,231,282
9,835,000	Guam Power Auth. Rev. Ser. 12A AGM	5.000	10/01/2030	10,523,548
950,000	JEA Florida Electric Systems Rev. Sub.-Ser. 13C	5.000	10/01/2037	1,038,217
1,300,000	Long Island New York Power Auth. Electric Systems General Rev. Ser. 17	5.000	09/01/2042	1,474,330
1,000,000	Long Island New York Power Auth. Electric Systems General Rev. Ser. 17	5.000	09/01/2047	1,129,910
2,500,000	Long Island Power Auth. New York Auth. Ref. Ser. 14A	5.000	09/01/2039	2,781,850
4,200,000	Long Island Power Auth. New York Electric Systems General Rev. Ser. 11A AGM(b)	5.000	05/01/2021	4,569,180
2,500,000	Los Angeles California Department of Water & Power Rev. Ref. Ser. 15A	5.000	07/01/2035	2,853,875
1,900,000	Lower Colorado River Texas Auth. Rev. Ref. Ser. 12A	5.000	05/15/2039	2,054,774
1,000,000	Lower Colorado River Texas Auth. Rev. Ref. Ser. 13	5.000	05/15/2039	1,097,390
500,000	Lower Colorado River Texas Auth. Transmission Contract Ref. Ser. 15	5.000	05/15/2040	551,920
2,050,000	Municipal Energy Agency of Nebraska Ref. Ser. 09A BHAC(b)	5.375	04/01/2019	2,103,895
1,000,000	Omaha Nebraska Public Power District Power District Electric Rev. Ref. Ser. 17A	5.000	02/01/2042	1,152,880
1,000,000	Snohomish County Washington Public Utility District No.1 Electric System Rev. Ser. 15	5.000	12/01/2040	1,124,390
3,000,000	Springfield Illinois Electric (Senior Lien) Rev. Ref. Ser. 15 AGM	5.000	03/01/2040	3,280,800

				56,746,416

	Franchised Tax Business & License Fees - 0.3%
5,000,000	Pennsylvania State Turnpike Commission Oil Franchise Tax Rev. Sub.-Ser. 18B	5.250	12/01/2048	5,720,150

	Fuel Sales Tax Revenue - 0.9%
3,250,000	Connecticut State Special Tax Obligation (Transportation Infrastructure) Rev. Ser. 14A	5.000	09/01/2034	3,546,432
2,000,000	Kansas State Department of Transportation Highway Rev. Ser. 15	5.000	09/01/2035	2,290,460
5,000,000	Massachusetts State Transportation Fund (Rail Enhancement & Accelerated Bridge Programs) Rev. Ser. 18A	5.250	06/01/2043	5,942,050
3,000,000	Massachusetts State Transportation Fund (Rail Enhancement Program) Rev. Ser. 15A	5.000	06/01/2045	3,369,930

				15,148,872

	General Fund - 0.6%
1,000,000	California State Ref. Ser. 17	4.000	08/01/2038	1,053,890
3,000,000	California State Ser. 16	5.000	09/01/2046	3,443,880

Schedule of Investments

$5,000,000	Washington State Ser. 17D	5.000%	02/01/2038	$5,712,950

				10,210,720

	Health, Hospital, Nursing Home Revenue - 8.4%
1,000,000	Berks County Pennsylvania Industrial Development Auth. Health System (Tower Health Project) Rev. Ref. Ser. 17	3.750	11/01/2042	968,930
650,000	Birmingham Alabama Special Care Facilities Financing Auth. Health Care Facilities (Children’s Hospital) Rev. Ser. 09 AGC(b)	6.000	06/01/2019	674,147
1,000,000	California State Health Facilities Financing Auth. (Cedars Sinai Medical Center) Rev. Ref. Ser. 16B	5.000	08/15/2035	1,154,990
500,000	California State Health Facilities Financing Auth. (Children’s Hospital Los Angeles) Rev. Ser. 10A AGM(b)	5.250	07/01/2020	534,945
3,000,000	California State Health Facilities Financing Auth. (El Camino Hospital) Rev. Ser. 17	4.000	02/01/2042	3,058,530
2,250,000	California State Health Facilities Financing Auth. (El Camino Hospital) Rev. Ser. 17	5.000	02/01/2042	2,547,450
3,500,000	California State Health Facilities Financing Auth. (Kaiser Permanente) Rev. Sub.-Ser. 17A-2	5.000	11/01/2047	4,486,405
8,000,000	California State Health Facilities Financing Auth. (Sutter Health) Rev. Ref. Ser. 16B	5.000	11/15/2046	9,084,080
4,000,000	California State Municipal Financing Auth. (Community Medical Centers) Ref. Ser. 17A	4.000	02/01/2042	4,037,360
1,715,000	California State Municipal Financing Auth. (Community Medical Centers) Ref. Ser. 17A	5.000	02/01/2042	1,902,672
2,500,000	California State Municipal Financing Auth. (Community Medical Centers) Ref. Ser. 17A	5.000	02/01/2047	2,763,900
1,000,000	California State Municipal Financing Auth. (Northbay Healthcare Group) Rev. Ser. 17A	5.250	11/01/2041	1,095,840
500,000	California Statewide Communities Development Auth. (John Muir Health) Rev. Ref. Ser. 18A	4.000	12/01/2057	503,695
1,000,000	Cape Girardeau County Missouri Industrial Development Auth. (Southeasthealth Obligated Group) Ref. Ser. 17A	5.000	03/01/2036	1,074,250
2,500,000	Cobb County Georgia Kennestone Hospital Auth. Certificates Rev. Sub.-Ser. 05B AMBAC(b)	5.500	04/01/2020	2,656,000
1,750,000	Colorado State Health Facilities Auth. Hospital (Evangelical Lutheran Good Sam Aritan Society Project) Rev. Ref. Ser. 17	5.000	06/01/2047	1,911,682
2,000,000	Gainesville & Hall County Georgia Hospital Auth. (Northeast Georgia Health System, Inc. Project) Ref. Ser. 17B	5.500	02/15/2042	2,357,560
3,000,000	Glynn-Brunswick Georgia Memorial Hospital Auth. Anticipation Certificates (Southeast Georgia Health Systems Project) Ser. 17	5.000	08/01/2047	3,274,560
3,000,000	Gwinnett County Georgia Hospital Auth. RAC (Gwinnett Hospital System) Ser. 07D AGM	5.500	07/01/2041	3,095,400
4,400,000	Hamilton County Ohio Health Care Facilities (Christ Hospital Project) Rev. Ser. 12 AGM	5.000	06/01/2042	4,777,476
3,800,000	Harris County Health Facilities Development Corp. Thermal Utility (TECO Project) Rev. Ser. 08 AGC(b)	5.125	11/15/2018	3,841,838
2,000,000	Hawaii State Department of Budget and Finance Special Purpose (Queens Health Systems) Rev. Ref. Ser. 15A	5.000	07/01/2035	2,238,760
1,000,000	Illinois Finance Auth. (Carle Foundation) Rev. Ser. 11A AGM	6.000	08/15/2041	1,101,400
1,000,000	Illinois Finance Auth. (Southern Illinois Healthcare) Rev. Ser. 05 AGM(b)	5.250	03/01/2020	1,056,410
3,000,000	Indiana State Health & Educational Facilities Financing Auth. (Acension Senior Credit Group Ser. 2006B-7 Remarketed 11/3/16) Rev. Ref. Ser. 06	5.000	11/15/2046	3,383,190
1,050,000	Lakeland Florida Hospital Systems (Lakeland Regional Health) Rev. Ser. 15	5.000	11/15/2040	1,148,668
1,500,000	Lancaster County Pennsylvania Hospital Auth. (University of Pennsylvania Health System) Ref. Ser. 16	5.000	08/15/2046	1,693,380
4,285,000	Louisiana State Local Government Environmental Facilities & Community (Woman’s Hospital Foundation Project) Ref. Ser. 17A	5.000	10/01/2041	4,749,537
1,000,000	Lynchburg Virginia Economic Development Auth. Hospital (Center Health Obligated Group) Rev. Ref. Ser. 17A	5.000	01/01/2047	1,113,100
4,750,000	Massachusetts State Development Finance Agency (Dana-Farber Cancer Institute) Rev. Ser. 16N	5.000	12/01/2046	5,337,433
6,595,000	Medford Oregon Hospital Facilities Auth. (Asanthe Health System) Rev. Ref. Ser. 10 AGM	5.500	08/15/2028	7,057,375
1,200,000	Medical Center Hospital Auth. Georgia RAC (Columbus Regional Healthcare) Ser. 10 AGM(b)	5.000	08/01/2020	1,274,268
2,000,000	Medical Center Hospital Auth. Georgia RAC (Columbus Regional Healthcare) Ser. 10 AGM(b)	5.000	08/01/2020	2,123,780
2,000,000	Metropolitan Government Nashville & Davidson County Health & Educational Faculties Board (Vanderbilt University Medical Center) Ser. 16A	5.000	07/01/2035	2,236,540

Schedule of Investments

$3,000,000	Metropolitan Government Nashville & Davidson County Health & Educational Faculties Board (Vanderbilt University Medical Center) Ser. 16A	5.000%	07/01/2040	$3,317,370
2,750,000	Metropolitan Government Nashville & Davidson County Health & Educational Faculties Board (Vanderbilt University Medical Center) Ser. 16A	5.000	07/01/2046	3,020,958
1,250,000	Metropolitan Government Nashville & Davidson County Tennessee Health & Educational Faculties Board (Vanderbilt University Medical Center) Ser. 17A	4.000	07/01/2047	1,266,825
2,000,000	Metropolitan Government Nashville & Davidson County Tennessee Health & Educational Faculties Board (Vanderbilt University Medical Center) Ser. 17A	5.000	07/01/2048	2,207,020
1,000,000	New Hope Cultural Education Facilities Finance Corp. Texas Senior Living (Cardinal Bay Inc. - Village on the Park Carriage Inn Project) Rev. Ser. 16A-1	5.000	07/01/2046	1,084,880
1,000,000	New Hope Cultural Education Facilities Finance Corp. Texas Senior Living (Cardinal Bay Inc. - Village on the Park Carriage Inn Project) Rev. Ser. 16A-1	5.000	07/01/2051	1,081,320
500,000	New Jersey Health Care Facilities Financing Auth. (Barnabas Health) Rev. Ref. Ser. 11A(b)	5.625	07/01/2021	553,745
1,000,000	New Jersey Health Care Facilities Financing Auth. (Princeton Healthcare System) Rev. Ref. Ser. 16A	5.000	07/01/2039	1,138,430
3,000,000	New Jersey Health Care Facilities Financing Auth. (University Hospital) Rev. Ser. 15A AGM	5.000	07/01/2046	3,293,460
10,000,000	New Jersey Health Care Facilities Financing Auth. (Virtua Health) Rev. Ser. 09 AGC	5.500	07/01/2038	10,353,200
2,500,000	New York State Dormitory Auth. Non State Supported Debt (New York University Hospitals Center) Rev. Ref. Ser. 15	5.000	07/01/2034	2,784,800
1,000,000	Ohio State Higher Educational Facilities Community (Summa Health System 2010 Project) Rev. Ser. 10 AGM	5.250	11/15/2035	1,054,000
2,500,000	Palm Beach County Florida Health Facilities Auth. Health Facilities (Bethesda Healthcare System, Inc. Project) Rev. Ser. 10A AGM(b)	5.250	07/01/2020	2,670,300
985,000	Roanoke Virginia Industrial Development Auth. Hospital (Carilion Health System-Remarketed) Rev. Ref. Ser. 05B AGM	5.000	07/01/2038	1,030,911
15,000	Roanoke Virginia Industrial Development Auth. Hospital (Carilion Health System-Remarketed) Rev. Ser. 05B AGM(b)	5.000	07/01/2020	15,937
4,350,000	South Carolina Jobs-Economic Development Auth. Hospital (Palmetto Health) Rev. Ref. Ser. 11A AGM(b)	6.500	08/01/2021	4,934,379
1,000,000	South Fork Municipal Auth. Pennsylvania Hospital (Conemaugh Valley Memorial Hospital) Rev. Ser. 10B AGC(b)	5.375	07/01/2020	1,066,550
1,750,000	Tampa Florida Health System (BayCare Obligated Group) Rev. Ser. 16A	5.000	11/15/2046	1,938,773
750,000	Tarrant County Texas Cultural Education Facilities Finance Corp. Hospital (Baylor Scott & White Health Project) Rev. Ref. Ser. 16A	5.000	11/15/2045	833,618
2,050,000	Washington State Health Care Facilities Auth. (Multicare Health System Remarketed) Rev. Ser. 07B AGM(b)	5.500	08/15/2018	2,053,116
1,000,000	Washington State Health Care Facilities Auth. (Virginia Mason Medical Center) Ref. Ser. 17	4.000	08/15/2042	1,002,250
1,500,000	Wisconsin State Health & Educational Facilities Auth. (Prohealth Care Obligated Group) Rev. Ref. Ser. 15	5.000	08/15/2039	1,629,105

				138,646,498

	Highway Tolls Revenue - 8.7%
2,500,000	Bay Area California Auth. Toll Bridge (San Francisco Bay Area Subordinate Toll Bridge) Rev. Ser. 17S-7	4.000	04/01/2042	2,625,075
2,500,000	Bay Area California Auth. Toll Bridge Rev. Ser. 14S-6	5.000	10/01/2054	2,773,425
5,000,000	Bay Area California Auth. Toll Bridge Rev. Ser. 17F-1	4.000	04/01/2056	5,136,300
1,250,000	Central Texas Regional Mobility Auth. Rev. Ref. Ser. 16	5.000	01/01/2040	1,368,050
700,000	Central Texas Regional Mobility Auth. Rev. Ref. Ser. 16	5.000	01/01/2046	763,252
1,000,000	Delaware River Joint Pennsylvania Toll Bridge Commission Ser. 17	5.000	07/01/2042	1,143,610
7,500,000	Delaware River Port Auth. Pennsylvania & New Jersey Rev. Ser. 10D AGM	5.000	01/01/2040	7,824,825
3,000,000	Foothill-Eastern Transportation Corridor Agency California Toll Road Remarketed Rev. Ref. Sub.-Ser. 14 B-1	3.950	01/15/2053	3,006,690
20,000,000	Grand Parkway Transportation Corp. Texas Systems Toll (Sub.-Tier Tela Supported) Rev. Ser. 18A	5.000	10/01/2043	22,899,800
2,000,000	Greater New Orleans Louisiana Expressway Commission Toll (Sub.-Lien Bond) Rev. Ser. 17 AGM	5.000	11/01/2042	2,225,640
2,000,000	Greater New Orleans Louisiana Expressway Commission Toll (Sub.-Lien Bond) Rev. Ser. 17 AGM	5.000	11/01/2047	2,224,280
4,000,000	Illinois State Toll Highway Auth. Senior Ser. 16B	5.000	01/01/2041	4,470,120
1,000,000	New Jersey State Turnpike Auth. Ref. Ser. 17B	5.000	01/01/2040	1,140,920
6,000,000	New Jersey State Turnpike Auth. Ser. 17A	5.000	01/01/2034	6,876,720

Schedule of Investments

$4,000,000	New York State Thruway Auth. General (Junior Indebtedness Obligation-Junior Lien) Rev. Ser. 16A	5.250%	01/01/2056	$4,503,560
1,500,000	New York Triborough Bridge & Tunnel Auth. General Rev. Ref. Ser. 17B	5.000	11/15/2038	1,726,380
525,000	New York Triborough Bridge & Tunnel Auth. General Rev. Ser. 15A	5.000	11/15/2040	594,179
4,000,000	New York Triborough Bridge & Tunnel Auth. General Rev. Ser. 16A	5.000	11/15/2041	4,533,840
3,000,000	New York Triborough Bridge & Tunnel Auth. General Rev. Ser. 16A	5.000	11/15/2046	3,389,280
4,000,000	North Carolina Turnpike Auth. Triangle Expressway System Rev. Ser. 09A AGC(b)	5.750	01/01/2019	4,072,160
2,500,000	North Texas Tollway Auth. Rev. Ref. Ser. 15B	5.000	01/01/2040	2,723,550
1,800,000	North Texas Tollway Auth. Rev. Ref. Ser. 16A	5.000	01/01/2039	2,018,592
10,000,000	North Texas Tollway Auth. System (1st Tier) Rev. Ref. Ser. 17A	5.000	01/01/2043	11,331,100
1,660,000	Oklahoma State Turnpike Auth. (Second) Ser. 17C	5.000	01/01/2047	1,882,772
5,000,000	Oklahoma State Turnpike Auth. Ser. 17A	5.000	01/01/2042	5,621,300
15,000,000	Pennsylvania State Turnpike Commission Rev. Ser. 14B	5.250	12/01/2039	16,767,000
8,800,000	Pennsylvania State Turnpike Commission Rev. Sub.-Ser. 12B AGM	5.000	12/01/2042	9,550,376
5,000,000	Tampa-Hillsborough County Florida Expressway Auth. Rev. Ser. 17	5.000	07/01/2047	5,639,300
2,000,000	Tampa-Hillsborough County Florida Expressway Auth. Ser. 17C	5.000	07/01/2048	2,269,140
2,500,000	Texas State Transportation Commission Turnpike System Rev. Ref. Ser. 15C	5.000	08/15/2042	2,698,175

				143,799,411

	Hotel Occupancy Tax - 0.7%
3,950,000	Harris County Houston Texas Sports Auth. (Senior Lien) Rev. Ref. Ser. 14A	5.000	11/15/2053	4,297,797
2,215,000	Miami-Dade County Florida Special Obligation Ref. Sub.-Ser. 12B	5.000	10/01/2037	2,414,284
2,000,000	New York State Convention Center Development Corp. (Hotel Unit Fee Secured) Rev. Ref. Ser. 15	5.000	11/15/2040	2,259,960
3,000,000	New York State Convention Center Development Corp. (Hotel Unit Fee Secured) Rev. Ref. Ser. 15	5.000	11/15/2045	3,371,130

				12,343,171

	Income Tax Revenue - 2.2%
1,200,000	District of Columbia Income Tax Secured Rev. Ser. 11G	5.000	12/01/2036	1,306,092
4,150,000	New York City Transitional Finance Auth. Future Tax Secured (Fiscal 2011) Rev. Ser.11D	5.000	02/01/2035	4,441,288
2,000,000	New York City Transitional Finance Auth. Future Tax Secured (Fiscal 2015) Rev. Sub.-Ser.14A-1	5.000	08/01/2035	2,264,960
4,330,000	New York City Transitional Finance Auth. Future Tax Secured (Fiscal 2015) Rev. Sub.-Ser.14B-1	5.000	08/01/2042	4,839,858
1,850,000	New York City Transitional Finance Auth. Future Tax Secured Rev. Sub.-Ser.16B-1	4.000	08/01/2041	1,921,891
1,325,000	New York State Dormitory Auth. Personal Income Tax (General Purpose) Rev. Ser. 10F	5.000	02/15/2035	1,389,567
4,000,000	New York State Dormitory Auth. Personal Income Tax (General Purpose) Rev. Ser. 11C	5.000	03/15/2041	4,277,120
4,500,000	New York State Dormitory Auth. Personal Income Tax (General Purpose) Rev. Ser. 12B	5.000	03/15/2042	4,896,630
1,905,000	New York State Dormitory Auth. Personal Income Tax Rev. Ref. Ser. 14E	5.000	02/15/2044	2,120,017
7,530,000	New York State Dormitory Auth. Personal Income Tax Rev. Ref. Ser. 15A	5.000	03/15/2035	8,480,738
1,000,000	New York State Urban Development Corp. State Personal Income Tax Rev. Ser. 13A-1	5.000	03/15/2043	1,104,720

				37,042,881

	Lease Revenue - 2.5%
6,000,000	California State Municipal Financing Auth. Lease (Orange County Civic Center Infrastructure Improvement Program) Rev. Ser. 17A	5.000	06/01/2042	6,914,580
1,500,000	California State Public Works Board Lease Rev. Ser. 14B	5.000	10/01/2039	1,692,825
500,000	Kern County California COP (Capital Improvements Projects) Ser. 09A AGC(b)	5.750	02/01/2019	511,270
4,400,000	Los Angeles County California Facilities Inc. Lease (Vermont Corridor County Administration Building) Rev. Ser. 18A	5.000	12/01/2051	5,062,552
2,250,000	Los Angeles County California Public Works Financing Auth. Lease Rev. Ser. 15A	5.000	12/01/2039	2,547,810
1,000,000	Los Angeles County California Public Works Financing Auth. Lease Rev. Ser. 15A	5.000	12/01/2044	1,128,020
11,400,000	Los Angeles County California Public Works Financing Auth. Lease Rev. Ser. 16D	5.000	12/01/2045	12,970,236
500,000	Miami-Dade County Florida School Board COP Ser. 09A AGC(b)	5.375	02/01/2019	509,990
1,000,000	MTA Hudson Rail Yards Trust Obligations Rev. Ser. 16A	5.000	11/15/2046	1,033,730
2,000,000	MTA Hudson Rail Yards Trust Obligations Rev. Ser. 16A	5.000	11/15/2051	2,128,060
250,000	Pennsylvania State COP Ref. Ser. 18A	5.000	07/01/2043	275,820
4,000,000	Richmond Joint Powers Financing Auth. Lease (Civic Center Project) Rev. Ser. 09 AGC	5.750	08/01/2029	4,156,680

Schedule of Investments

$2,000,000	Sandy Spring Georgia Public Facilities Auth. (City Center Project) Rev. Ser. 15	5.000%	05/01/2041	$2,282,020

				41,213,593

	Local or GTD Housing - 0.3%
1,250,000	New Hope Cultural Education Facilities Finance Corp. Texas Student Housing (A&M University Project) Rev. Ser. 14A AGM	5.000	04/01/2046	1,355,550
2,440,000	New York State Dormitory Auth. Non State Supported Debt (North Shore Long Island Jewish Obligation Group) Rev. Ref. Ser. 15A	5.000	05/01/2036	2,721,771

				4,077,321

	Lottery Revenue - 0.5%
7,500,000	Arizona State Lottery Rev. Ser. 10A AGM	5.000	07/01/2029	7,827,000

	Miscellaneous Revenue - 3.8%
3,500,000	California State Various Purpose (Green Bonds) Ser. 14	5.000	10/01/2037	3,971,170
5,000,000	California State Various Purpose Ser.14	5.000	10/01/2039	5,660,950
3,745,000	Connecticut State Ser. 17A	5.000	04/15/2035	4,136,502
2,500,000	Dallas Texas Civic Center & Improvement Rev. Ref. Ser. 09 AGC	5.250	08/15/2034	2,586,825
5,000,000	Hudson Yards Infrastructure Corporation Second Indenture Rev. Ref. Ser. 17A	5.000	02/15/2042	5,679,550
2,025,000	Indianapolis Indiana Local Public Improvement Bond Bank (PILOT Infrastructure Project) Ser. 10F AGM(b)	5.000	01/01/2020	2,120,843
535,000	Indianapolis Indiana Local Public Improvement Bond Bank (PILOT Infrastructure Project) Ser. 10F AGM(b)	5.000	01/01/2020	560,322
2,190,000	Kansas City Missouri Special Obligation & Improvement (Downtown Arena Project) Ref. Ser. 16E	5.000	04/01/2040	2,424,790
2,000,000	Maryland State Stadium Auth. Baltimore City Public Schools Rev. Ser. 16	5.000	05/01/2041	2,249,580
2,900,000	Massachusetts State Ser. 16J	4.000	12/01/2044	2,986,942
400,000	New Jersey State Transportation Trust Fund Auth. (Transit System) Ser. 07A AMBAC	5.000	12/15/2032	400,876
500,000	New York City Industrial Development Agency (Queens Baseball Stadium PILOT) Rev. Ser. 09 AGC	6.500	01/01/2046	509,950
3,000,000	New York City Transitional Finance Auth. Building Aid (Fiscal 2015) Rev. Ser. 15S-1	5.000	07/15/2040	3,345,840
4,200,000	New York City Transitional Finance Auth. Building Aid Rev. Sub.-Ser. 11S-1A	5.250	07/15/2037	4,575,564
2,500,000	Newark New Jersey Housing Auth. Rev. (City-Secured Police Facilities) Rev. Ref. Ser. 16 AGM	5.000	12/01/2038	2,787,950
5,000,000	Oregon State (Article XI-G OHSU Project) Ser. 17H	5.000	08/01/2042	5,770,600
2,500,000	Oregon State (Article XI-Q State Project) Ser. 17A	5.000	05/01/2042	2,875,850
2,000,000	South Carolina State Public Service Auth. Obligation Rev. Ref. Ser. 14C	5.000	12/01/2039	2,134,980
4,975,000	Texas State Water Development Board Ser. 17A	5.000	10/15/2047	5,709,409
2,000,000	Virginia State Commonwealth Transportation Board Rev. Ref. Ser. 17A	4.000	05/15/2036	2,106,200

				62,594,693

	Miscellaneous Taxes - 0.3%
1,000,000	Baltimore Maryland Convention Center Hotel Project (Convention Center Hotel) Ref. Ser. 17	5.000	09/01/2039	1,105,150
500,000	Baltimore Maryland Convention Center Hotel Project (Convention Center Hotel) Ref. Ser. 17	5.000	09/01/2042	550,135
2,000,000	Chicago Illinois Board of Education Dedicated Capital Improvement Ser. 17	6.000	04/01/2046	2,340,620
1,000,000	Tuscaloosa Alabama City Board of Education School Tax Warrants Ser. 16	5.000	08/01/2046	1,124,620

				5,120,525

	Natural Gas Revenue - 0.7%
3,655,000	Chula Vista California Industrial Development (San Diego Gas - Remarketed 06/17/09) Rev. Ser. 04A	5.875	02/15/2034	3,779,928
3,000,000	Philadelphia Pennsylvania Gas Works (1998 General Ordinance-Fifteenth) Rev. Ref. Ser. 17	5.000	08/01/2042	3,352,110
4,000,000	Philadelphia Pennsylvania Gas Works (1998 General Ordinance-Fifteenth) Rev. Ref. Ser. 17	5.000	08/01/2047	4,453,160

				11,585,198

	Nuclear Revenue - 1.3%
7,000,000	South Carolina State Public Service Auth. Obligation Rev. Ref. Ser. 16A	5.000	12/01/2037	7,593,600
2,500,000	South Carolina State Public Service Auth. Obligation Rev. Ser. 15E	5.250	12/01/2055	2,706,625
6,250,000	South Carolina State Public Service Auth. Rev. Ref. Ser. 16A	5.000	12/01/2035	6,819,875
4,660,000	South Carolina State Public Service Auth. Rev. Ser. 13E	5.000	12/01/2048	4,906,607

				22,026,707

	Port, Airport & Marina Revenue - 8.1%
3,000,000	Birmingham Alabama Airport Auth. Airport Rev. Ser. 10 AGM	5.250	07/01/2030	3,177,480
1,500,000	Birmingham Alabama Airport Auth. Airport Rev. Ser. 10 AGM	5.500	07/01/2040	1,598,940
1,925,000	Charlotte North Airport Rev. Ser. 17A	5.000	07/01/2042	2,207,898

Schedule of Investments

$3,500,000	Chicago Illinois Midway Airport Rev. Ref. Ser. 16B	5.000%	01/01/2041	$3,847,305
2,500,000	Chicago Illinois Midway Airport Rev. Ref. Ser. 16B	5.000	01/01/2046	2,739,525
2,900,000	Chicago Illinois O’Hare International Airport (General Senior Lien) Rev. Ref. Ser. 16C	5.000	01/01/2037	3,211,750
7,500,000	Chicago Illinois O’Hare International Airport (General Senior Lien) Rev. Ref. Ser. 17B	5.000	01/01/2039	8,412,300
4,000,000	Chicago Illinois O’Hare International Airport Rev. Ref. Ser. 15B	5.000	01/01/2033	4,451,160
1,250,000	Chicago Illinois O’Hare International Airport Rev. Ser. 15D	5.000	01/01/2046	1,371,900
1,000,000	City of Cleveland Ohio Airport System Rev. Ref. Ser. 12A AGM	5.000	01/01/2031	1,081,980
9,335,000	Clark County Nevada Airport Rev. Ref. Sub.-Ser. 17A-2	5.000	07/01/2040	10,605,680
2,000,000	Los Angeles California Department of Airports (Senior Los Angeles International Airport) Ser. 10A	5.000	05/15/2040	2,112,660
1,500,000	Manchester New Hampshire General Airport Remarketed Rev. Ref. Ser. 09A AGM	5.125	01/01/2030	1,519,380
1,500,000	Metropolitan Nashville Tennessee Airport Auth. Rev. Ser. 15A	5.000	07/01/2045	1,683,045
7,000,000	Miami-Dade County Florida Aviation Rev. Ser. 10B AGM	5.000	10/01/2035	7,431,620
600,000	Philadelphia Pennsylvania Airport Rev. Ser. 10A AGM	5.000	06/15/2035	630,930
2,000,000	Phoenix Arizona Civic Improvement Corp. Airport (Junior Lien) Rev. Ser. 15A	5.000	07/01/2045	2,224,280
17,960,000	Port Auth. of New York & New Jersey (194th Series) Ref. Ser. 15	5.000	10/15/2041	20,320,124
2,400,000	Port Auth. of New York & New Jersey (Consolidated Bonds Two Hundredth) Ref. Ser. 17	5.250	10/15/2057	2,761,200
3,500,000	Port Auth. of New York & New Jersey (Consolidated) Ref. Ser. 15-189	5.000	05/01/2045	3,931,375
6,000,000	Port Auth. of New York & New Jersey (Consolidated-One Hundred Eighty-Fourth) Ref. Ser. 14	5.000	09/01/2039	6,758,220
2,400,000	Sacramento County California Airport System Senior Rev. Ref. Ser. 16A	5.000	07/01/2041	2,728,608
2,250,000	Sacramento County California Airport System Senior Rev. Ref. Sub.-Ser. 16B	5.000	07/01/2041	2,549,610
2,000,000	Salt Lake City Utah Airport Rev. Ser. 17B	5.000	07/01/2042	2,282,220
4,000,000	Salt Lake City Utah Airport Rev. Ser. 17B	5.000	07/01/2047	4,547,800
2,000,000	San Francisco California City & County Airports Commission (San Francisco International Airport) Rev. Ser. 14B	5.000	05/01/2044	2,227,500
17,315,000	San Francisco California City & County Airports Commission (San Francisco International Airport) Rev. Ser. 16C	5.000	05/01/2046	19,564,565
1,300,000	San Jose California Airport Rev. Ref. Ser. 17B	5.000	03/01/2042	1,485,861
5,000,000	San Jose California Airport Rev. Ref. Ser. 17B	5.000	03/01/2047	5,694,650
500,000	Wayne County Michigan Airport Auth. Rev. Ser. 15D	5.000	12/01/2040	559,065

				133,718,631

	Recreational Revenue - 0.2%
3,000,000	New York City Industrial Development Agency (Yankee Stadium PILOT) Rev. Ser. 09 AGC	7.000	03/01/2049	3,092,640

	Sales Tax Revenue - 7.0%
5,240,000	Bi-State Development Agency of Missouri-Illinois Metropolitan District Mass Transit Sales Tax (MetroLink Cross County Extension) Ser. 09 AGC	5.000	10/01/2035	5,426,596
6,500,000	Central Puget Sound Washington State Regional Transit Auth. (Green Bonds) Ser. 16S-1	5.000	11/01/2041	7,433,075
3,000,000	Central Puget Sound Washington State Regional Transit Auth. (Green Bonds) Ser. 16S-1	5.000	11/01/2046	3,880,380
10,000,000	Chicago Illinois Transit Auth. Sales Tax Receipts Second Lien Rev. Ser. 17 AGM	5.000	12/01/2051	10,790,200
5,540,000	Dallas Texas Area Rapid Transit Sales Tax Rev. Ref. Ser. 16A	5.000	12/01/2046	6,248,511
1,000,000	Denver Colorado City & County Dedicated Tax & Improvement Rev. Ref. Ser. 16A	5.000	08/01/2042	1,131,400
750,000	Denver Colorado City & County Dedicated Tax & Improvement Rev. Ref. Ser. 16A	5.000	08/01/2044	847,417
1,815,000	Illinois Regional Transportation Auth. Ser. 00 NATL	6.500	07/01/2030	2,333,981
10,000,000	Illinois State Sales Tax Securitization Corporation Ref. Ser. 18A	5.000	01/01/2040	11,168,400
2,750,000	Jefferson Louisiana Sales Tax District Special Sales Tax Rev. Ser. 17B AGM	5.000	12/01/2042	3,132,168
7,145,000	Massachusetts State Bay Transportation Auth. Sales Tax (Senior Lien) Rev. Ser. 15A	5.000	07/01/2040	8,078,709
8,770,000	Massachusetts State School Building Auth. Dedicated Sales Tax Rev. Ref. Ser. 15C	5.000	08/15/2037	9,922,553
3,410,000	Massachusetts State School Building Auth. Sales Tax Rev. Ser. 16A	5.000	11/15/2045	3,848,458
3,000,000	Pittsburgh & Allegheny County Pennsylvania Sports & Exhibition Auth. Sales (Regional Asset District) Ref. Ser. 10 AGM	5.000	02/01/2031	3,166,890
2,500,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev. First Sub.-Ser. 10A AGM	5.000	08/01/2040	2,568,225
26,500,000	Sales Tax Asset Receivables Corp. (Fiscal 2015) Ref. Ser. 14A	4.000	10/15/2032	28,643,320

Schedule of Investments

$6,620,000	San Diego County California Regional Transportation Commission Ser. 16A	5.000%	04/01/2048	$7,549,448

				116,169,731

	Sewer Revenue - 5.0%
24,375,000	Chicago Illinois Wastewater Transmission (Second Lien) Rev. Ser. 12 AGM	5.000	01/01/2037	25,871,869
2,500,000	Chicago Illinois Wastewater Transmission (Second Lien) Rev. Ser. 17A AGM	5.250	01/01/2042	2,802,850
7,000,000	Chicago Illinois Wastewater Transmission (Second Lien) Rev. Ser. 17A AGM	4.000	01/01/2052	7,034,650
5,000,000	Detroit Michigan Water & Sewerage Department Sewerage Disposal System (Senior Lien-Remarketed) Rev. Ref. Ser. 12A AGM	5.000	07/01/2039	5,391,500
500,000	Fresno California Sewer Rev. Ser. 08A AGC	5.000	09/01/2037	501,420
5,000,000	Jefferson County Alabama Sewer (Senior Lien) Rev. Ser. 13A AGM	5.500	10/01/2053	5,562,100
14,695,000	King County Washington Sewer & Improvement Rev. Ref. Ser. 16B	5.000	07/01/2039	16,347,600
1,000,000	Los Angeles California Wastewater System (Green Bonds) Rev. Ser. 15A	5.000	06/01/2044	1,139,210
1,500,000	Los Angeles California Wastewater System (Green Bonds) Rev. Ser. 15C	5.000	06/01/2045	1,707,810
1,500,000	Los Angeles California Wastewater System (Green Bonds) Rev. Sub.-Ser. 17A	5.250	06/01/2047	1,772,820
1,000,000	Metropolitan St. Louis Missouri Sewer District Wastewater System Rev. Ser. 16C	5.000	05/01/2046	1,135,820
750,000	Metropolitan St. Louis Missouri Sewer District Wastewater Systems & Improvement Rev. Ref. Ser. 17A	5.000	05/01/2047	862,132
6,500,000	Northeast Ohio Regional Sewer District Ref. Ser. 14	5.000	11/15/2049	7,251,270
5,000,000	West Rankin Mississippi Utility Auth. Rev. Ser. 18 AGM	5.000	01/01/2048	5,614,000

				82,995,051

	Special Tax - 0.2%
3,000,000	Birmingham-Jefferson Alabama Civic Center Auth. Special Tax Ser. 18A	5.000	07/01/2048	3,373,680

	Student Loan Revenue - 0.1%
1,555,000	Maine Educational Loan Auth. Student Loan Rev. Ser. 09A-3 AGC	5.875	12/01/2039	1,596,643

	Tax Increment Revenue - 1.5%
17,000,000	Inland Valley California Development Successor Agency Tax Allocation Ref. Ser. 14A AGM	5.000	09/01/2044	18,479,680
1,000,000	Kentucky State Economic Development Financing Auth. (Louisville Arena Project) Rev. Ref. Ser. 17A AGM	5.000	12/01/2045	1,115,950
1,000,000	Kentucky State Economic Development Financing Auth. (Louisville Arena Project) Rev. Ref. Ser. 17A AGM	5.000	12/01/2047	1,088,250
4,000,000	Miami Beach Florida Redevelopment Agency Tax Increment (City Center) Rev. Ref. Ser. 15A AGM	5.000	02/01/2040	4,484,440

				25,168,320

	Transit Revenue - 3.8%
1,000,000	Alameda California Corridor Transportation Auth. (Second Sub.-Lien) Ref. Ser. 16B AGM	5.000	10/01/2036	1,129,920
940,000	Alameda California Corridor Transportation Auth. (Second Sub.-Lien) Ref. Ser. 16B AGM	5.000	10/01/2037	1,059,963
5,000,000	Massachusetts State Transportation Fund Rev. Ref. Ser. 17A	5.000	06/01/2043	5,764,400
4,990,000	Metropolitan Transportation Auth. New York Rev Ser. 12E-1 AGM(b)	5.000	11/15/2022	5,643,490
1,510,000	Metropolitan Transportation Auth. New York Rev Ser. 12E-1 AGM	5.000	11/15/2042	1,661,831
5,000,000	Metropolitan Transportation Auth. New York Rev. Ref. Sub.-Ser. 15C-1	5.000	11/15/2035	5,632,450
13,190,000	Metropolitan Transportation Auth. New York Rev. Ser.13A-1	5.000	11/15/2040	14,412,713
10,000,000	Metropolitan Transportation Auth. New York Rev. Sub.-Ser. 15A-1	5.000	11/15/2045	11,089,700
15,000,000	New Jersey State Transportation Trust Fund Auth. (Transit System) Ser. 08A AGC	5.500	12/15/2038	15,202,950
1,250,000	Northern Indiana Commuter Transportation District Rev. Ser. 16	5.000	07/01/2041	1,389,550

				62,986,967

	Water Revenue - 12.7%
3,695,000	Atlanta Georgia Water & Wastewater Rev. Ser. 09-B AGM(b)	5.250	11/01/2019	3,865,007
3,305,000	Atlanta Georgia Water & Wastewater Rev. Ser. 09-B AGM	5.250	11/01/2034	3,445,760
5,000,000	Atlanta Georgia Water & Wastewater Rev. Ser. 18B	5.000	11/01/2047	5,732,500
1,000,000	Austin Texas Water & Wastewater System Rev. Ref. Ser. 16	5.000	11/15/2041	1,140,210
1,000,000	Austin Texas Water & Wastewater System Rev. Ref. Ser. 16	5.000	11/15/2045	1,137,080
9,510,000	Baltimore Maryland Project (Water Projects) Rev. Sub.-Ser. 17A	5.000	07/01/2046	10,771,216
1,000,000	Birmingham Alabama Waterworks Broad Water Rev. Ref. Ser. 15A	5.000	01/01/2042	1,110,950
2,160,000	Bucks County Pennsylvania Water & Sewer Auth. System Rev. Ser. 11 AGM(b)	5.000	12/01/2021	2,383,150
1,485,000	Chicago Illinois Wastewater (2017 Second Lien) Rev. Ref. Ser. 08 AGM(b)	5.250	11/01/2018	1,499,390
440,000	Chicago Illinois Wastewater (2017 Second Lien) Rev. Ref. Ser. 08 AGM	5.250	11/01/2033	443,410
3,500,000	Chicago Illinois Wastewater (Second Lien) Rev. Ref. Ser. 17-2 AGM	5.000	11/01/2038	3,893,960
325,000	Chicago Illinois Waterworks (Second Lien) Rev. Ref. Ser. 08 AGM(b)	5.250	11/01/2018	328,149

Schedule of Investments

$200,000	City of Cape Coral Florida Water & Sewer Rev. Ref. Ser. 11 AGM(b)	5.000%	10/01/2021	$219,722
6,000,000	Dallas Texas Waterworks & Sewer System Rev. Ser. 17	5.000	10/01/2046	6,856,800
5,000,000	Denver Colorado City & County Board of Water Commissioners Water (Green Bond) Rev. Ser. 17A	5.000	09/15/2047	5,779,550
2,500,000	District of Columbia Water & Sewer Auth. Public Utility (Sub.-Lien) Rev. Ref. Ser. 16A	5.000	10/01/2039	2,838,125
5,000,000	District of Columbia Water & Sewer Auth. Public Utility (Sub.-Lien) Rev. Ser. 13A	5.000	10/01/2048	5,525,250
3,000,000	El Dorado California Irrigation District Rev. Ref. Ser. 14A AGM	5.000	03/01/2034	3,391,680
3,500,000	El Dorado California Irrigation District Rev. Ref. Ser. 14A AGM	5.250	03/01/2039	3,976,875
1,500,000	Florida Municipal Loan Council Ser. 11D AGM	5.500	10/01/2041	1,648,500
190,000	Houston Texas Utility System Combine (First Lien) Rev. Ref. Ser. 09A AGC	6.000	11/15/2035	196,697
1,275,000	Indianapolis Indiana Local Public Improvement Bond Bank (Waterworks Project) Ser. 09A AGC(b)	5.500	01/01/2019	1,296,955
5,260,000	Indianapolis Indiana Local Public Improvement Bond Bank (Waterworks Project) Ser. 09A AGC	5.500	01/01/2038	5,345,528
1,500,000	Los Angeles California Department of Water & Power Ref. Ser. 16A	5.000	07/01/2046	1,708,740
8,000,000	Los Angeles California Department of Water & Power Rev. Ser. 12B	5.000	07/01/2043	8,803,920
10,000,000	Massachusetts State Water Resources Auth. (Green Bonds) Ref. Ser. 16C	5.000	08/01/2040	11,412,700
5,000,000	Massachusetts State Water Resources Auth. Ser. 18B	5.000	08/01/2043	5,797,300
1,000,000	Miami-Dade County Florida Water & Sewer System Rev. Ser. 10 AGM(b)	5.000	10/01/2020	1,071,120
20,000,000	Miami-Dade County Florida Water & Sewer System Rev. Ser. 10 AGM(b)	5.000	10/01/2020	21,422,400
10,000,000	Miami-Dade County Florida Water & Sewer Systems Rev. Ser. 17A	3.375	10/01/2047	9,122,500
600,000	New York City Municipal Water Finance Auth. Rev. Ref. Ser. 14EE	5.000	06/15/2036	675,462
5,000,000	New York City Municipal Water Finance Auth. Water & Sewer System (Second General Resolution Fiscal 2009) Rev. Ser. 09EE	5.000	06/15/2039	5,139,500
3,295,000	New York City Municipal Water Finance Auth. Water & Sewer System (Second General Resolution Fiscal 2012) Rev. Ser. 11BB	5.000	06/15/2044	3,580,644
10,205,000	New York City Municipal Water Finance Auth. Water & Sewer System (Second General Resolution Fiscal 2012) Rev. Ser. 12CC	5.000	06/15/2045	11,086,202
9,640,000	New York City Municipal Water Finance Auth. Water & Sewer System (Second General Resolution Fiscal 2013) Rev. Ser. 12BB	5.000	06/15/2047	10,610,459
500,000	New York City Municipal Water Finance Auth. Water & Sewer System (Second General Resolution Fiscal 2013) Rev. Ser. 13EE	5.000	06/15/2047	550,210
11,180,000	New York City Municipal Water Finance Auth. Water & Sewer System (Second General Resolution Fiscal 2014) Rev. Ser. 14CC-1	5.000	06/15/2047	12,495,998
5,750,000	New York City Municipal Water Finance Auth. Water & Sewer System Rev. Ref. Ser. 17EE	5.000	06/15/2037	6,586,510
5,000,000	North Fort Bend Texas Water Auth. (Water System) Rev. Ser. 09 AGC	5.250	12/15/2034	5,232,200
2,500,000	North Fort Bend Texas Water Auth. (Water System) Rev. Ser. 11 AGM	5.000	12/15/2036	2,706,575
2,000,000	North Sumter County Florida Utility Dependent District Utility Rev. Ser. 10 AGM	5.375	10/01/2040	2,138,240
875,000	Philadelphia Pennsylvania Water & Wastewater Rev. Ser. 10C AGM	5.000	08/01/2040	922,267
285,000	Port St. Lucie Florida Utility System Rev. Ref. Ser. 09 AGC	5.000	09/01/2035	285,855
4,050,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth. (Senior Lien) Rev. Ser. 08A AGC	5.125	07/01/2047	4,062,190
2,500,000	San Antonio Texas Water (Junior Lien) Rev. Ref. Ser. 18A	5.000	05/15/2043	2,877,675
1,000,000	San Jacinto Texas River Auth. Special Project (GRP Project) Rev. Ser. 11 AGM	5.000	10/01/2037	1,033,610
1,000,000	Texas State Water Development Board (State Water Implementation Rev. Fund For Texas) Ser. 16	5.000	10/15/2046	1,131,230
3,910,000	Texas State Water Development Board Ser. 15A	5.000	10/15/2045	4,437,381
1,000,000	Wyandotte County Kansas City Government Utility System Improvement Rev. Ser. 16A	5.000	09/01/2040	1,116,570
1,500,000	Wyandotte County Kansas City Government Utility System Improvement Rev. Ser. 16A	5.000	09/01/2045	1,669,815

				210,503,737

	Total Investments in Securities (Cost $1,608,569,200)(c) - 98.7%			1,637,139,019
	Other assets less liabilities - 1.3%			22,265,923

	Net Assets - 100.0%			$1,659,404,942

Investment Abbreviations:

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - American Municipal Bond Assurance Corp.

Auth. - Authority

BAM - Build America Mutual

BHAC - Berkshire Hathaway Assurance Corp.

COP - Certificate of Participation

GTD - Grant To Date

NATL - National Public Finance Guarantee Corp.

PILOT - Payment-in-lieu-of-taxes

PSF-GTD - Permanent School Fund Guaranteed

RAC - Revenue Anticipation Certificates

Ref. - Refunding

Rev. - Revenue

Ser. - Series

Sub. - Subordinated

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2018 represented less than 1% of the Fund’s Net Assets.

(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)

The following table provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio, as of July 31, 2018. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	18.6%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco New York AMT-Free Municipal Bond ETF (PZT)

July 31, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds - 98.9%
	Ad Valorem Property Tax - 5.9%
$1,000,000	City of New York Ser. 18E-1	5.000%	03/01/2038	$1,153,730
2,000,000	New York City New York Ser. 16B-1	4.000	12/01/2043	2,077,520
500,000	New York City New York Sub.-Ser. 16A-1	5.000	08/01/2038	567,590

				3,798,840

	College & University Revenue - 11.9%
1,000,000	Build New York City Resource Corp. (New York Law School Project) Rev. Ref. Ser. 16	5.000	07/01/2041	1,078,880
1,500,000	New York State Dormitory Auth. (New York University) Rev. Ser. 01 AMBAC	5.500	07/01/2040	1,964,595
1,000,000	New York State Dormitory Auth. Non State Supported Debt (Columbia University) Rev. Ser. 17A	5.000	10/01/2047	1,321,300
2,000,000	New York State Dormitory Auth. Non State Supported Debt (Icahn School of Medicine at Mount Sinai) Rev. Ref. Ser. 15A	5.000	07/01/2035	2,220,340
1,000,000	New York State Dormitory Auth. Non State Supported Debt (The New School Project) Rev. Ref. Ser. 16A	5.000	07/01/2046	1,113,100

				7,698,215

	Electric Power Revenue - 11.5%
1,000,000	Guam Power Auth. Rev. Ser. 12A AGM	5.000	10/01/2030	1,070,010
2,000,000	Long Island Power Auth. New York Electric Systems Rev. Ref. Ser. 14A	5.000	09/01/2044	2,220,780
185,000	New York State Power Auth. Rev. Ser. 07A NATL	4.500	11/15/2047	185,470
1,500,000	Utility Debt Securitization Auth. New York (Restructuring) Ser. 13TE	5.000	12/15/2041	1,675,290
2,000,000	Utility Debt Securitization Auth. New York (Restructuring) Ser. 17	5.000	12/15/2038	2,331,640

				7,483,190

	Health, Hospital, Nursing Home Revenue - 3.5%
500,000	Dutchess County New York Local Development Corp. (Health Quest Systems Inc. Project) Rev. Ser. 16B	5.000	07/01/2046	549,625
1,500,000	New York State Dormitory Auth. Non State Supported Debt (New York University Hospitals Center) Rev. Ref. Ser. 15	5.000	07/01/2034	1,670,880
65,000	New York State Dormitory Auth. State Supported Debt (Mental Health Services Facilities Improvement) Rev. Ser. 08A AGM	5.000	02/15/2038	65,183

				2,285,688

	Highway Tolls Revenue - 6.1%
1,000,000	New York State Thruway Auth. General (Junior Indebtedness Obligation-Junior Lien) Rev. Ser. 16A	5.000	01/01/2046	1,112,360
1,000,000	New York Triborough Bridge & Tunnel Auth. General Rev. Ref. Ser. 17B	5.000	11/15/2038	1,150,920
1,470,000	New York Triborough Bridge & Tunnel Auth. General Rev. Ser. 16A	5.000	11/15/2046	1,660,747

				3,924,027

	Hotel Occupancy Tax - 3.3%
1,885,000	New York State Convention Center Development Corp. (Hotel Unit Fee Secured) Rev. Ref. Ser. 15	5.000	11/15/2040	2,130,012

	Income Tax Revenue - 18.0%
1,000,000	New York City Transitional Finance Auth. (Building Aid) Rev. Ref. Ser. 18S-4A	5.000	07/15/2037	1,156,070
1,500,000	New York City Transitional Finance Auth. (Sub.-Future Tax Secured Fiscal 1999) Rev. Ser. 17A Sub.-Ser. E-1	5.000	02/01/2043	1,699,485
1,000,000	New York City Transitional Finance Auth. Rev. Sub.-Ser. 17B-1	5.000	08/01/2045	1,138,080
1,000,000	New York City Transitional Finance Authority Building AID Revenue	4.000	07/15/2046	1,031,510
1,000,000	New York State Dormitory Auth. Personal Income Tax (General Purpose) Rev. Ref. Ser. 17A	5.000	02/15/2038	1,139,120
1,000,000	New York State Dormitory Auth. Personal Income Tax (General Purpose) Rev. Ser. 10F	5.000	02/15/2035	1,048,730
2,170,000	New York State Dormitory Auth. Personal Income Tax (General Purpose) Rev. Ser. 11C	5.000	03/15/2041	2,320,337
785,000	New York State Dormitory Auth. Personal Income Tax (General Purpose) Rev. Ser. 12B	5.000	03/15/2037	856,184
1,200,000	New York State Dormitory Auth. Personal Income Tax (General Purpose) Rev. Ser. 12B	5.000	03/15/2042	1,305,768

				11,695,284

Schedule of Investments

	Industrial Revenue - 3.3%
$2,000,000	New York State Liberty Development Corp. (4 World Trade Center Project) Rev. Ref. Ser. 11	5.000%	11/15/2044	$2,161,980

	Lease Revenue - 3.6%
1,000,000	MTA Hudson Rail Yards Trust Obligations Rev. Ser. 16A	5.000	11/15/2046	1,033,730
1,240,000	MTA Hudson Rail Yards Trust Obligations Rev. Ser. 16A	5.000	11/15/2051	1,319,397

				2,353,127

	Miscellaneous Revenue - 11.5%
2,000,000	Brooklyn Arena New York Local Development Corp. PILOT (Barclays Center Project) Rev. Ref. Ser. 16A	5.000	07/15/2042	2,170,580
450,000	Hudson Yards Infrastructure Corporation Second Indenture Rev. Ref. Ser. 17A	5.000	02/15/2042	511,160
2,500,000	New York City Industrial Development Agency (Queens Baseball Stadium PILOT) Rev. Ser. 09 AGC	6.500	01/01/2046	2,549,750
1,000,000	New York City Transitional Finance Auth. Building Aid (Fiscal 2015) Rev. Ser. 15S-2	5.000	07/15/2035	1,129,340
1,000,000	New York City Transitional Finance Auth. Building Aid Rev. Ser. 16S-1	5.000	07/15/2043	1,121,320

				7,482,150

	Port, Airport & Marina Revenue - 1.8%
1,000,000	Port Auth. of New York & New Jersey Ref. Ser. 15-194	5.250	10/15/2055	1,141,250

	Recreational Revenue - 3.2%
2,000,000	New York City Industrial Development Agency (Yankee Stadium PILOT) Rev. Ser. 09 AGC	7.000	03/01/2049	2,061,760

	Sales Tax Revenue - 7.4%
1,000,000	New York State Dormitory Auth. Sales Tax Supported Debt Rev. Ser. 14A	5.000	03/15/2034	1,129,160
1,435,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev. First Sub.-Ser. 10C AGM	5.125	08/01/2042	1,497,380
2,000,000	Sales Tax Asset Receivables Corp. (Fiscal 2015) Ref. Ser. 14A	4.000	10/15/2032	2,161,760

				4,788,300

	Transit Revenue - 2.6%
1,000,000	Metropolitan Transportation Auth. New York (Green Bonds) Rev. Ser. 16A-1	5.250	11/15/2056	1,122,660
500,000	Metropolitan Transportation Auth. New York Rev. Ser. 11A AGM(a)	5.000	11/15/2021	552,335

				1,674,995

	Water Revenue - 5.3%
1,000,000	New York City Municipal Finance Auth. Water & Sewer System (Second General Resolution Fiscal 2014) Rev. Ser. 13BB	5.000	06/15/2046	1,100,900
1,000,000	New York City Municipal Finance Auth. Water & Sewer System Rev. Ref. Ser. 17EE	5.250	06/15/2037	1,172,340
1,000,000	New York State Environmental Facilities Corp. (State Clean Water & Drinking Water Sub. SRF Bonds) Ref. Ser. 16A	5.000	06/15/2041	1,137,730

				3,410,970

	Total Investments in Securities (Cost $63,888,546)(b) - 98.9%			64,089,788
	Other assets less liabilities - 1.1%			726,876

	Net Assets - 100.0%			$64,816,664

Investment Abbreviations:

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - American Municipal Bond Assurance Corp.

Auth. - Authority

NATL - National Public Finance Guarantee Corp.

PILOT - Payment-in-lieu-of-taxes

Ref. - Refunding

Rev. - Revenue

Ser. - Series

SRF - State Revolving Fund

Sub. – Subordinated

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)

The following table provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio, as of July 31, 2018. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	7.2%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Preferred ETF (PGX)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Preferred Stocks & Other Equity Interests - 100.2%
	Banks - 38.4%
183,052	Associated Banc-Corp., 5.38%, Series D	$4,537,859
1,273,974	Bank of America Corp., 5.88%, Series HH	32,180,583
1,539,371	Bank of America Corp., 6.00%, Series EE(b)	39,931,284
2,350,791	Bank of America Corp., 6.00%, Series GG(b)	60,673,916
1,825,455	Bank of America Corp., 6.20%, Series CC	47,534,848
1,644,562	Bank of America Corp., 6.38%, Series 3	41,689,647
3,161,034	Bank of America Corp., 6.50%, Series Y	82,471,377
2,420,034	Bank of America Corp., 6.63%, Series W	63,308,089
4,163,647	Barclays Bank PLC, 8.13%, Series 5 (United Kingdom)	110,628,101
757,424	BB&T Corp., 5.63%(b)	20,079,310
3,803,568	BB&T Corp., 5.63%, Series E	97,333,305
507,347	BB&T Corp., 5.85%	13,175,802
255,385	BOK Financial Corp., 5.38%(b)	6,389,733
452,903	Citigroup Capital XIII, 8.71% (3 mo. USD LIBOR + 6.37%)(c)	12,192,149
1,809,768	Citigroup, Inc., 6.30%, Series S	47,578,801
3,505,255	Citigroup, Inc., 6.88%, Series K	97,375,984
1,129,021	Citigroup, Inc., 6.88%, Series L	29,343,256
364,512	Citigroup, Inc., 7.13%, Series J	10,188,110
264,014	Commerce Bancshares, Inc., 6.00%, Series B(b)	6,827,402
259,360	Cullen/Frost Bankers, Inc., 5.38%	6,509,936
800,371	Fifth Third Bancorp, 6.63%, Series I(b)	21,834,121
159,513	First Horizon National Corp., 6.20%, Series A	4,040,464
315,762	First Republic Bank, 5.13%, Series H(b)	7,875,104
330,277	First Republic Bank, 5.50%, Series D(b)	8,309,769
270,682	First Republic Bank, 5.50%, Series G	6,772,464
517,100	First Republic Bank, 5.50%, Series I	12,849,935
275,741	First Republic Bank, 5.70%, Series F	7,072,757
266,978	First Republic Bank, 7.00%, Series E	6,847,986
258,718	Hancock Whitney Corp., 5.95%(b)	6,656,814
174,946	Huntington Bancshares, Inc., 5.88%, Series C	4,485,615
902,566	Huntington Bancshares, Inc., 6.25%, Series D	23,836,768
92,023	ING Groep NV, 6.13% (Netherlands)	2,372,353
571,732	ING Groep NV, 6.38% (Netherlands)	14,830,728
1,613,847	JPMorgan Chase & Co., 5.45%, Series P	41,249,929
2,115,022	JPMorgan Chase & Co., 6.10%, Series AA	56,386,487
3,114,910	JPMorgan Chase & Co., 6.13%, Series Y	81,766,387
2,221,093	JPMorgan Chase & Co., 6.15%, Series BB	59,280,972
1,147,419	JPMorgan Chase & Co., 6.30%, Series W(b)	29,936,162
1,218,157	JPMorgan Chase & Co., 6.70%, Series T	32,061,892
688,000	KeyCorp, 5.65%, Series F	17,021,120
902,948	KeyCorp, 6.13%, Series E	24,442,802
348,573	MB Financial, Inc., 6.00%, Series C(b)	9,062,898
436,104	People’s United Financial, Inc., 5.63%, Series A	11,308,177
3,212,972	PNC Financial Services Group, Inc. (The), 6.13%, Series P	87,971,173
858,862	Regions Financial Corp., 6.38%, Series A(b)	21,806,506
859,972	Regions Financial Corp., 6.38%, Series B	23,417,038
1,269,304	Royal Bank of Scotland Group PLC, 6.60%, Series S (United Kingdom)	32,595,727
341,325	Synovus Financial Corp., 6.30%, Series D	8,823,251
315,568	TCF Financial Corp., 5.70%, Series C	7,841,865

428,659	Texas Capital Bancshares, Inc., 6.50%, Series A	$10,905,085
681,489	U.S. Bancorp, 5.15%	17,057,670
1,658,812	U.S. Bancorp, 6.50%, Series F(b)	46,181,326
516,440	Unum Group, 6.25%	13,003,959
173,349	Valley National Bancorp, 5.50%, Series B	4,455,069
210,945	Valley National Bancorp, 6.25%, Series A(b)	5,539,416
261,424	Webster Financial Corp., 5.25%, Series F(b)	6,352,603
902,801	Wells Fargo & Co., 5.13%, Series O(b)	22,335,297
891,972	Wells Fargo & Co., 5.20%(b)	22,013,869
2,107,159	Wells Fargo & Co., 5.50%, Series X	52,784,333
1,251,359	Wells Fargo & Co., 5.63%, Series Y	31,484,192
1,792,520	Wells Fargo & Co., 5.70%, Series W	45,261,130
3,055,322	Wells Fargo & Co., 5.85%, Series Q	79,407,819
1,264,098	Wells Fargo & Co., 6.00%, Series T	32,613,728
1,652,203	Wells Fargo & Co., 6.00%, Series V	43,039,888
1,170,952	Wells Fargo & Co., 6.63%, Series R	32,177,761
3,047,741	Wells Fargo & Co., 8.00%, Series J	77,443,099
214,816	Wintrust Financial Corp., 6.50%, Series D(b)	5,761,365
244,226	Zions Bancorp, 5.75%, Series H	6,169,149

		2,056,693,514

	Capital Markets - 15.1%
496,350	Apollo Global Management LLC, 6.38%, Series A(b)	12,567,582
540,996	Apollo Global Management LLC, 6.38%, Series B	13,541,130
272,210	Apollo Investment Corp., 6.88%	6,851,526
559,770	Ares Management LP, 7.00%, Series A	15,001,836
999,638	Bank of New York Mellon Corp. (The), 5.20%(b)	25,190,878
148,662	BGC Partners, Inc., 8.13%	3,798,314
210,002	Brightsphere Investment Group PLC, 5.13%	4,977,047
720,464	Carlyle Group LP (The), 5.88%, Series A	17,456,843
1,218,674	Charles Schwab Corp. (The), 5.95%, Series D	32,124,247
1,038,353	Charles Schwab Corp. (The), 6.00%, Series C	27,589,039
4,155,008	Deutsche Bank Contingent Capital Trust V, 8.05% (Germany)	105,869,604
1,993,678	Goldman Sachs Group, Inc. (The), 5.50%, Series J(b)	51,237,525
384,413	Goldman Sachs Group, Inc. (The), 6.20%, Series B(b)	9,983,206
986,981	Goldman Sachs Group, Inc. (The), 6.30%, Series N(b)	25,868,772
1,337,862	Goldman Sachs Group, Inc. (The), 6.38%, Series K(b)	35,881,459
269,845	KKR & Co., Inc., 6.50%, Series B	7,191,369
587,029	KKR & Co., Inc., 6.75%, Series A	15,791,080
757,783	Legg Mason, Inc., 5.45%(b)	18,565,683
597,202	Legg Mason, Inc., 6.38%(b)	15,790,021
1,843,447	Morgan Stanley, 5.85%, Series K	47,800,581
1,896,200	Morgan Stanley, 6.38%, Series I	50,931,932
1,304,437	Morgan Stanley, 6.63%, Series G(b)	33,876,229
947,927	Morgan Stanley, 6.88%, Series F	25,925,803
1,306,659	Morgan Stanley, 7.13%, Series E(b)	36,677,918
684,739	Northern Trust Corp., 5.85%, Series C(b)	18,508,495
324,028	Oaktree Capital Group LLC, 6.63%, Series A(b)	8,346,961
344,944	Prospect Capital Corp., 6.25%	8,640,847
774,223	State Street Corp., 5.25%, Series C(b)	19,432,997
772,782	State Street Corp., 5.35%, Series G	20,154,154
1,456,462	State Street Corp., 5.90%, Series D(b)	39,528,379
1,339,640	State Street Corp., 6.00%, Series E	35,165,550
393,223	Stifel Financial Corp., 5.20%(b)	9,720,473
270,645	Stifel Financial Corp., 6.25%, Series A	7,085,486

		807,072,966

Schedule of Investments(a)

	Chemicals - 0.1%
75,284	E.I. du Pont de Nemours & Co., 4.50%, Series B(b)	$7,678,968

	Commercial Services & Supplies - 0.4%
760,645	Pitney Bowes, Inc., 6.70%(b)	18,711,867

	Consumer Finance - 3.1%
1,074,343	Capital One Financial Corp., 5.20%, Series G(b)	26,837,088
1,466,375	Capital One Financial Corp., 6.00%, Series B	37,392,562
857,286	Capital One Financial Corp., 6.00%, Series H	22,160,843
901,586	Capital One Financial Corp., 6.20%, Series F	23,774,823
795,105	Capital One Financial Corp., 6.25%, Series C	20,640,926
818,315	Capital One Financial Corp., 6.70%, Series D	21,529,868
545,679	Navient Corp., 6.00%	12,124,987

		164,461,097

	Diversified Telecommunication Services - 5.2%
2,342,327	AT&T, Inc., 5.35%(b)	57,902,323
925,000	AT&T, Inc., 5.63%	23,032,500
1,800,800	Qwest Corp., 6.13%	37,546,680
1,763,210	Qwest Corp., 6.50%	38,720,092
630,332	Qwest Corp., 6.63%	13,873,607
993,002	Qwest Corp., 6.75%	22,273,035
776,685	Qwest Corp., 6.88%	17,545,314
649,599	Qwest Corp., 7.00%(b)	15,103,177
320,777	Qwest Corp., 7.00%	7,522,221
767,618	Qwest Corp., 7.00%	17,854,795
271,392	Qwest Corp., 7.50%	6,855,362
872,450	Verizon Communications, Inc., 5.90%(b)	22,570,281

		280,799,387

	Electric Utilities - 7.4%
405,817	Alabama Power Co., 5.00%, Series A(b)	10,328,043
904,122	Duke Energy Corp., 5.13%	22,684,421
496,415	Entergy Arkansas, Inc., 4.88%	12,112,526
55,723	Entergy Arkansas, Inc., 4.90%	1,385,218
451,643	Entergy Louisiana LLC, 4.88%	10,979,441
451,527	Entergy Louisiana LLC, 5.25%	11,355,904
456,644	Entergy Mississippi, Inc., 4.90%	11,105,582
464,385	Entergy New Orleans LLC, 5.50%(b)	11,795,379
721,077	Entergy Texas, Inc., 5.63%	18,567,733
505,224	Georgia Power Co., 5.00%, Series 2017(b)	12,479,033
332,159	Interstate Power & Light Co., 5.10%, Series D	8,330,548
1,250,880	NextEra Energy Capital Holdings, Inc., 5.00%	30,959,280
1,041,455	NextEra Energy Capital Holdings, Inc., 5.13%, Series I	26,109,277
806,028	NextEra Energy Capital Holdings, Inc., 5.25%, Series K	20,182,941
199,260	Pacific Gas & Electric Co., 6.00%, Series A(b)	5,017,367
758,265	PPL Capital Funding, Inc., 5.90%, Series B	19,032,451
184,954	SCE Trust II, 5.10%	4,388,958
313,655	SCE Trust III, 5.75%, Series H	8,484,368
543,221	SCE Trust IV, 5.38%, Series J	13,890,161
543,484	SCE Trust V, 5.45%, Series K	13,815,363
1,033,921	SCE Trust VI, 5.00%	23,625,095
1,354,459	Southern Co. (The), 5.25%	33,522,860
855,921	Southern Co. (The), 5.25%	20,978,624
1,760,794	Southern Co. (The), 6.25%	45,886,291

		397,016,864

	Equity REITs - 10.2%
252,516	American Homes 4 Rent, 5.88%, Series F(b)	$6,232,095
167,930	American Homes 4 Rent, 5.88%, Series G	4,152,909
202,562	Apartment Investment & Management Co., 6.88%, Series A	5,294,971
198,601	Boston Properties, Inc., 5.25%, Series B(b)	4,961,053
95,623	CBL & Associates Properties, Inc., 6.63%, Series E	1,664,796
678,774	CBL & Associates Properties, Inc., 7.38%, Series D(b)	13,093,550
315,859	DDR Corp., 6.25%, Series K	7,659,581
216,146	DDR Corp., 6.38%, Series A	5,557,114
358,964	DDR Corp., 6.50%, Series J	8,923,845
372,234	Digital Realty Trust, Inc., 5.25%, Series J	9,082,510
541,532	Digital Realty Trust, Inc., 5.88%, Series G(b)	13,684,514
409,024	Digital Realty Trust, Inc., 6.35%, Series I	10,687,797
275,464	Digital Realty Trust, Inc., 6.63%, Series C(b)	7,321,833
503,637	Digital Realty Trust, Inc., 7.38%, Series H	13,114,707
268,370	EPR Properties, 5.75%, Series G	6,199,347
259,405	Federal Realty Investment Trust, 5.00%, Series C	6,243,878
575,264	Government Properties Income Trust, 5.88%	14,519,663
561,883	Kimco Realty Corp., 5.13%, Series L(b)	12,765,982
452,354	Kimco Realty Corp., 5.25%, Series M	10,245,818
360,184	Kimco Realty Corp., 5.50%, Series J	8,734,462
345,314	Kimco Realty Corp., 6.00%, Series I	8,684,647
586,643	National Retail Properties, Inc., 5.20%, Series F(b)	14,237,826
585,856	National Retail Properties, Inc., 5.70%, Series E	14,804,581
411,599	PS Business Parks, Inc., 5.20%, Series W(b)	9,956,580
354,615	PS Business Parks, Inc., 5.20%, Series Y	8,273,168
573,199	PS Business Parks, Inc., 5.25%, Series X	13,613,476
244,087	PS Business Parks, Inc., 5.70%, Series V	6,111,938
976,127	Public Storage, 4.90%, Series E(b)	23,719,886
842,807	Public Storage, 4.95%, Series D	20,876,329
778,163	Public Storage, 5.05%, Series G(b)	19,243,971
488,187	Public Storage, 5.13%, Series C(b)	12,141,211
474,200	Public Storage, 5.15%, Series F	11,769,644
620,643	Public Storage, 5.20%, Series W	15,404,359
961,221	Public Storage, 5.40%, Series B	24,395,789
329,769	Public Storage, 5.88%, Series A(b)	8,511,338
465,796	Public Storage, 6.00%, Series Z	12,068,774
260,328	Public Storage, 6.38%, Series Y	6,726,875
50,238	QTS Realty Trust, Inc., 7.13%, Series A	1,279,562
623,364	Senior Housing Properties Trust, 5.63%	15,222,549
451,104	Senior Housing Properties Trust, 6.25%	11,697,127
409,719	SL Green Realty Corp., 6.50%, Series I	10,505,195
300,360	Spirit Realty Capital, Inc., 6.00%, Series A	7,058,460
461,345	Ventas Realty LP/Ventas Capital Corp., 5.45%	11,529,012
1,932,504	VEREIT, Inc., 6.70%, Series F(b)	49,201,552
446,000	Vornado Realty Trust, 5.25%, Series M(b)	10,329,360
359,621	Vornado Realty Trust, 5.40%, Series L(b)	8,799,926
613,927	Vornado Realty Trust, 5.70%, Series K	15,612,164
177,847	Washington Prime Group, Inc., 6.88%, Series I	3,745,458

		545,661,182

	Insurance - 12.6%
2,225,075	Aegon NV, 6.38% (Netherlands)	57,762,947
839,563	Allstate Corp. (The), 5.10%	21,753,077
524,069	Allstate Corp. (The), 5.63%, Series A	13,196,057
1,038,831	Allstate Corp. (The), 5.63%, Series G(b)	26,874,558
427,178	Allstate Corp. (The), 6.25%, Series F	11,174,976
1,461,784	Allstate Corp. (The), 6.63%, Series E	37,684,792
631,100	Allstate Corp. (The), 6.75%, Series C	16,168,782
192,331	American Financial Group, Inc., 6.00%	4,869,821

Schedule of Investments(a)

502,160	American Financial Group, Inc., 6.25%	$12,920,577
812,614	Arch Capital Group Ltd., 5.25%, Series E	19,299,583
541,687	Arch Capital Group Ltd., 5.45%, Series F	13,330,917
217,688	Argo Group US, Inc., 6.50%	5,531,452
493,222	Aspen Insurance Holdings Ltd., 5.63% (Bermuda)	12,133,261
406,279	Aspen Insurance Holdings Ltd., 5.95% (Bermuda)	10,421,056
571,210	Assured Guaranty Municipal Holdings, Inc., 6.25%	14,503,022
335,957	Axis Capital Holdings Ltd., 5.50%, Series D	8,402,285
993,281	Axis Capital Holdings Ltd., 5.50%, Series E(b)	24,673,100
692,714	Enstar Group Ltd., 7.00%, Series D (Bermuda)	17,781,968
307,807	Hanover Insurance Group, Inc. (The), 6.35%	7,812,142
1,084,175	Hartford Financial Services Group, Inc. (The), 7.88%	30,790,570
259,574	Kemper Corp., 7.38%	6,759,307
1,420,620	MetLife, Inc., 5.63%, Series E	36,168,985
675,109	PartnerRe Ltd., 5.88%, Series I (Bermuda)	17,120,764
600,914	PartnerRe Ltd., 7.25%, Series H (Bermuda)	16,687,382
1,307,078	Prudential Financial, Inc., 5.70%	33,095,215
936,051	Prudential Financial, Inc., 5.75%(b)	24,075,232
913,092	Prudential PLC, 6.50% (United Kingdom)	23,886,487
715,608	Reinsurance Group of America, Inc., 5.75%	18,484,155
715,162	Reinsurance Group of America, Inc., 6.20%	19,173,493
704,056	RenaissanceRe Holdings Ltd., 5.38%, Series E (Bermuda)	17,509,873
378,662	RenaissanceRe Holdings Ltd., 5.75%, Series F (Bermuda)(b)	9,602,868
320,900	Selective Insurance Group, Inc., 5.88%	8,121,658
586,739	Torchmark Corp., 6.13%	15,343,225
443,572	Validus Holdings Ltd., 5.80%, Series B	11,275,600
257,475	Validus Holdings Ltd., 5.88%, Series A	6,671,177
632,055	W.R. Berkley Corp., 5.63%	15,592,797
578,459	W.R. Berkley Corp., 5.75%(b)	14,380,491
137,535	W.R. Berkley Corp., 5.90%	3,457,630
316,150	WR Berkley Corp., 5.70%	7,808,905

		672,300,187

	Internet Software & Services - 0.7%
1,354,012	eBay, Inc., 6.00%	35,475,114

	Machinery - 0.6%
1,306,077	Stanley Black & Decker, Inc., 5.75%	33,135,173

	Mortgage REITs - 0.3%
625,011	Wells Fargo Real Estate Investment Corp., 6.38%, Series A	16,306,537

	Multi-Utilities - 2.2%
360,756	CMS Energy Corp., 5.63%(b)	8,990,040
1,433,092	Dominion Energy, Inc., 5.25%, Series A	35,297,056
720,725	DTE Energy Co., 5.25%, Series E	17,679,384
541,120	DTE Energy Co., 5.38%, Series B	13,408,954
903,203	DTE Energy Co., 6.00%, Series F	23,826,495
705,421	Integrys Holding, Inc., 6.00%	18,517,301

		117,719,230

	Oil, Gas & Consumable Fuels - 1.9%
286,619	DCP Midstream LP, 7.88%, Series B	7,311,651
1,072,005	Enbridge, Inc., 6.38%, Series B (Canada)	27,357,568
812,743	Energy Transfer Partners LP, 7.38%, Series C	20,416,104
548,556	Energy Transfer Partners LP, 7.63%, Series D	13,955,265
451,685	NuStar Energy LP, 7.63%, Series B	10,081,609
407,181	NuStar Energy LP, 8.50%, Series A	9,788,631

331,067	NuStar Energy LP, 9.00%, Series C	$8,203,840
214,974	Targa Resources Partners LP, 9.00%, Series A(b)	5,780,651

		102,895,319

	Thrifts & Mortgage Finance - 0.5%
928,880	New York Community Bancorp, Inc., 6.38%, Series A	24,940,428

	Trading Companies & Distributors - 0.1%
271,181	GATX Corp., 5.63%	6,882,574

	Wireless Telecommunication Services - 1.4%
497,003	Telephone & Data Systems, Inc., 5.88%	12,236,214
916,770	Telephone & Data Systems, Inc., 6.63%(b)	23,377,635
614,360	United States Cellular Corp., 6.95%	15,402,005
496,577	United States Cellular Corp., 7.25%(b)	12,732,234
542,139	United States Cellular Corp., 7.25%(b)	13,824,545

		77,572,633

	Total Preferred Stocks & Other Equity Interests
	(Cost $5,410,122,338)	5,365,323,040

	Money Market Fund - 0.0%
1,755,996	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(d) (Cost $1,755,996)	1,755,996

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $5,411,878,334)-100.2%	5,367,079,036

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.8%
96,695,612	Invesco Government & Agency Portfolio - Institutional Class, 1.82%(d)(e) (Cost $96,695,612)	96,695,612

	Total Investments in Securities (Cost $5,508,573,946)-102.0%	5,463,774,648
	Other assets less liabilities - (2.0)%	(106,106,417)

	Net Assets - 100.0%	$5,357,668,231

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

REIT - Real Estate Investment Trust

USD - U.S. Dollar

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at July 31, 2018.
(c)	Variable rate coupon. Stated interest rate was in effect at July 31, 2018.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco Taxable Municipal Bond ETF (BAB)

July 31, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds - 97.5%
	Ad Valorem Property Tax - 17.8%
$3,000,000	Anchorage Alaska Ser. 10A-2	5.910%	04/01/2030	$3,139,140
1,500,000	Bexar County Texas Ser. 10	5.755	06/15/2040	1,531,680
14,890,000	California State Highway Safety Air Quality Remarketed Ser. 09B	6.509	04/01/2039	16,375,277
8,505,000	California State Ser. 09	7.350	11/01/2039	12,074,719
1,010,000	Carson City Nevada (Water Improvement) Ser. 10A	6.662	11/01/2039	1,068,317
2,000,000	Channelview Texas Independent School District Ser. 10 PSF-GTD	5.926	08/15/2035	2,081,480
2,000,000	Chicago Illinois (Recovery Zone Economic Development) Ser. 10D	6.257	01/01/2040	2,014,260
2,000,000	Chicago Illinois (Taxable Project) Ser. 10B	7.517	01/01/2040	2,262,960
6,205,000	Chicago Illinois Ser. 10C	6.207	01/01/2036	6,310,423
1,500,000	Clark County Nevada Las Vegas Convention and Visitors Auth. Ser. 10A	6.554	07/01/2030	1,812,915
1,620,000	Clark County Nevada Las Vegas Convention and Visitors Auth. Ser. 10A	6.754	07/01/2038	2,159,768
4,560,000	Clark County Nevada Ser. 10	7.000	07/01/2038	4,908,430
4,955,000	Commonwealth of Pennsylvania First Ser. 10B	4.650	02/15/2026	5,190,362
1,600,000	Cook County Illinois Community Consolidated (School District No. 65) Ser. 09	4.400	12/01/2020	1,601,776
700,000	Corpus Christi Texas Independent School District (School Building) Ser. 10B PSF-GTD	6.124	08/15/2032	740,887
5,170,000	Dallas Texas Independent School District Ser. 10C PSF-GTD	6.450	02/15/2035	5,580,912
200,000	Delaware State Ser. 09D	5.200	10/01/2026	204,346
500,000	Denver Colorado City & County School District No. 1 Ser. 09C	5.664	12/01/2033	596,125
1,000,000	Douglas County Nevada School District Ser. 10A PSF-GTD	6.110	04/01/2030	1,042,310
605,000	Hallettsville Texas Independent School Ser. 10 PSF-GTD	6.265	08/15/2030	638,087
1,000,000	Hallettsville Texas Independent School Ser. 10 PSF-GTD	6.465	08/15/2035	1,042,620
1,000,000	Hawaii State Ser. 10DX	5.530	02/01/2030	1,162,280
2,000,000	Hayward California Unified School District Ser. 10 AGM	7.350	08/01/2043	2,146,980
1,000,000	Hillsborough County Florida Ser. 09B	6.350	07/01/2039	1,023,560
200,000	Itasca Illinois Ser. 09A	6.100	02/01/2034	208,064
320,000	Itasca Illinois Ser. 09A	6.200	02/01/2039	333,603
2,000,000	Kiski Pennsylvania Area School District Ser. 10 AGM	6.526	09/01/2031	2,147,240
1,000,000	Lancaster Texas Ser. 10	6.528	02/15/2040	1,045,890
1,000,000	Las Vegas Valley Nevada Water District Ser. 09A	7.100	06/01/2039	1,035,850
500,000	Los Angeles California Unified School District Qualified School Construction Bonds (Election of 2005) Ser. 10J-1	5.981	05/01/2027	583,155
200,000	Louisville & Jefferson County Kentucky Metro Government (Recovery Zone Economic Development) Ser. 09E	5.450	11/15/2027	228,512
4,300,000	Massachusetts State Ser. 10	4.480	05/01/2024	4,557,183
7,765,000	Massachusetts State Ser. 10	4.910	05/01/2029	8,555,788
1,595,000	Massachusetts State Ser. 10E	4.200	12/01/2021	1,638,847
1,500,000	Massachusetts State Ser. 16F	3.277	06/01/2046	1,363,170
3,000,000	Mississippi State Ser. 09D	5.539	10/01/2029	3,408,030
1,000,000	Montgomery County Pennsylvania Ser. 10	6.030	09/01/2039	1,052,570
3,000,000	Napa Valley California University School District Ser. 10B	6.507	08/01/2043	4,059,750
4,835,000	New Britain Connecticut Ref. Ser. 18 BAM	4.350	03/01/2039	4,888,475
1,000,000	New Orleans Louisiana Ser. 10A	8.800	12/01/2039	1,074,710
1,500,000	New York City New York Ser. 09	5.985	12/01/2036	1,850,370
1,000,000	New York City New York Ser. 09D-1	6.385	12/01/2029	1,039,570
1,000,000	New York City New York Ser. 10	5.646	06/01/2027	1,129,120
2,710,000	New York City New York Ser. 10	5.817	10/01/2031	2,854,389
3,920,000	New York City New York Ser. 10	6.246	06/01/2035	4,122,938
8,495,000	New York City New York Ser. 10	5.968	03/01/2036	10,471,192
1,965,000	New York City New York Taxable Ser. 10F-1	6.271	12/01/2037	2,513,451
960,000	North Las Vegas Nevada Ser. 10	5.372	06/01/2019	968,400
1,000,000	NYE County Nevada Ser. 10B AGM	6.300	08/01/2035	1,041,470
1,000,000	NYE County Nevada Ser. 10B AGM	6.400	08/01/2040	1,041,580
1,450,000	Peoria Illinois Community Unit (School District No. 323) Ser. 10	6.020	04/01/2028	1,507,797
1,000,000	Philadelphia Pennsylvania School District Ser. 10	6.615	06/01/2030	1,162,560
1,000,000	Quaker Valley Pennsylvania School District Ser. 10 AGM	5.959	10/01/2030	1,063,880
2,000,000	Round Rock Texas Independent School District Ser. 10 PSF-GTD	5.774	08/01/2030	2,107,200
1,000,000	Round Rock Texas Independent School District Ser. 10B	6.054	08/01/2035	1,031,320
2,000,000	San Antonio Texas Independent School District Ser. 10 PSF-GTD	6.397	08/15/2040	2,137,380
1,500,000	San Francisco California City & County Ser. 10	6.260	06/15/2030	1,853,280
3,850,000	San Francisco California City & County Ser. 10D	6.260	06/15/2030	4,756,752
1,000,000	San Mateo California Union High School District Ser. 10B	6.733	09/01/2034	1,074,040

Schedule of Investments

$1,000,000	Snohomish County Washington Public Hospital District No. 3 (Cascade Valley Hospital) Ser. 10B	6.329%	12/01/2035	$1,007,000
200,000	Southwestern Community College District California Ser. 09B	7.130	08/01/2031	208,582
2,175,000	Utah State Ser. 09D	4.154	07/01/2019	2,205,493
725,000	Utah State Ser. 09D	4.554	07/01/2024	757,596
5,000,000	Utah State Ser. 10B	3.369	07/01/2021	5,049,900
675,000	Wilson County Tennessee Tenth Special School District Ser. 10	6.130	04/01/2035	697,174

				166,542,885

	College & University Revenue - 9.3%
1,000,000	California Infrastructure & Economic Development Bank (California Infrastructure Economic Development) Rev. Ser. 10	6.486	05/15/2049	1,314,020
900,000	California State University Rev. Ser. 10	6.484	11/01/2041	1,165,851
1,000,000	Colorado State Board Governors University Enterprise System Rev. Ser. 10	5.957	03/01/2033	1,188,080
2,000,000	Indiana University Rev. Ser. 10	5.536	06/01/2030	2,064,720
1,500,000	Indiana University Rev. Ser. 10	5.636	06/01/2035	1,544,280
5,000,000	Massachusetts State College Building Auth. Ser. 09C	5.832	05/01/2030	5,783,650
1,215,000	Mesa State College Colorado (Auxiliary Facilities Enterprise) Rev. Ser. 09B	5.800	05/15/2040	1,442,788
3,000,000	New Jersey State Educational Facilities Auth. Rev. Ser. 10	6.190	07/01/2040	3,128,400
425,000	New Mexico State University Regents Improvement Rev. Ser. 10B(a)	6.124	04/01/2020	446,939
575,000	New Mexico State University Regents Improvement Rev. Ser. 10B	6.124	04/01/2030	604,227
5,000,000	New York State Dormitory Auth. Non-State Supported Debt (New York University) Rev. Ser. 18B	4.850	07/01/2048	5,298,750
1,000,000	North Carolina State University at Raleigh Rev. Ser. 10B	5.927	10/01/2030	1,061,480
3,000,000	Northern Arizona University (Arizona Board of Regents) Rev. Ser. 10A	6.593	08/01/2030	3,182,310
500,000	Northern Arizona University Rev. Ser. 09A	6.687	06/01/2039	530,825
1,000,000	Pennsylvania State Higher Educational Facilities Auth. (Temple University) Rev. Ser. 10	6.141	04/01/2030	1,160,120
905,000	Rutgers The State University of New Jersey Ser. 10	5.545	05/01/2029	1,009,283
2,000,000	Texas State A&M University Fund Ref. Ser. 17B	3.660	07/01/2047	1,900,520
1,500,000	University of California Rev. Ref. Ser. 16AS	3.552	05/15/2039	1,419,285
10,745,000	University of California Rev. Ser. 10	5.946	05/15/2045	13,420,183
5,770,000	University of Delaware Ser. 18	4.071	11/01/2050	5,860,474
3,000,000	University of Hawaii Rev. Ser. 10	5.834	10/01/2030	3,175,410
5,000,000	University of Hawaii Rev. Ser. 10	6.034	10/01/2040	5,303,550
1,500,000	University of Massachusetts Building Auth. Project Rev. Ser. 10	4.550	11/01/2025	1,590,000
250,000	University of Michigan University Rev. Ser. 10A	5.513	04/01/2030	285,110
500,000	University of North Carolina University Ser. 09B	5.757	12/01/2039	519,070
10,000,000	University of Texas Permanent Fund (Permanent University Fund Boards) Ser. 17A	3.376	07/01/2047	9,096,000
500,000	University of Texas Ser. 09B	6.276	08/15/2041	516,245
10,000,000	University of Texas System Ser. 10C	4.644	08/15/2030	10,729,900
1,435,000	Washington State Biomedical Research Facilities No. 3 Ser. 10B	6.416	07/01/2030	1,706,028
250,000	Wayne State University Ser. 09B	6.536	11/15/2039	260,015

				86,707,513

	Electric Power Revenue - 12.6%
7,665,000	American Municipal Power Ohio Inc. (Combined Hydroelectric Projects) Rev. Ser.10	8.084	02/15/2050	12,276,724
2,090,000	American Municipal Power Ohio Inc. (Meldahl Hydroelectric-Remarketed) Rev. Ser. 10E	6.270	02/15/2050	2,621,236
8,005,000	American Municipal Power Ohio Inc. Rev. Ser. 09	6.053	02/15/2043	9,998,805
3,395,000	American Municipal Power Ohio Inc. Rev. Ser. 10	7.499	02/15/2050	4,944,206
750,000	Benton County Washington Public Utility District No. 1 Electric Rev. Ser. 10	6.546	11/01/2030	913,095
6,500,000	Cowlitz County Washington Public Utility District No. 1 Electric Ser. 10	6.884	09/01/2032	8,198,515
2,000,000	Douglas County Washington Public Utility District No. 1 Wells Hydroelectric Ser. 10B	5.245	09/01/2030	2,169,200
2,500,000	Grant County Washington Public Utility District No. 2 (Priest Rapids Hydroelectric) Ref. Ser. 10L	5.730	01/01/2030	2,871,475
2,750,000	Grant County Washington Public Utility District No. 2 (Priest Rapids Hydroelectric) Ref. Ser. 10L	5.830	01/01/2040	3,312,953
500,000	JEA Florida Electric Systems Rev. Ser. 09F	6.406	10/01/2034	610,495
8,000,000	Los Angeles California Department of Water & Power Rev. Ser. 10	6.166	07/01/2040	8,422,080
1,500,000	Los Angeles California Department of Water & Power Rev. Ser. 10	7.000	07/01/2041	1,649,265
500,000	Missouri Joint Municipal Electric Utility Commission Power Project Rev. Ser. 09A	6.790	01/01/2029	508,850
10,000,000	Missouri Joint Municipal Electric Utility Commission Power Project Rev. Ser. 09A	6.890	01/01/2042	12,674,900
1,000,000	Missouri Joint Municipal Electric Utility Commission Power Project Rev. Ser. 10	7.597	01/01/2032	1,239,730

Schedule of Investments

$9,906,000	Municipal Electric Auth. of Georgia (Plant Vogtle Units 3&4 Project P) Ser. 10	7.055%	04/01/2057	$11,830,835
6,678,000	Municipal Electric Auth. of Georgia Ser. 10	6.655	04/01/2057	8,341,623
1,000,000	Northern California Power Agency (Lodi Energy Center) Rev. Ser. 10B	7.311	06/01/2040	1,311,660
250,000	Northern Illinois Municipal Power Agency Power Project Rev. Ser. 10	7.620	01/01/2030	300,450
9,050,000	South Carolina State Public Service Auth. Obligation Rev. Ser. 10C	6.454	01/01/2050	11,930,253
2,000,000	Southern California Public Power Auth. Rev. Ser. 10	5.921	07/01/2035	2,421,080
2,570,000	Tacoma Washington Electric System Rev. Ser. 10 AGM	5.791	01/01/2032	3,006,926
5,795,000	Virgin Islands Water & Power Auth. (Electric System) Rev. Ser. 10C AGM	6.850	07/01/2035	5,907,597

				117,461,953

	Fuel Sales Tax Revenue - 3.6%
595,000	Idaho Housing & Financing Association Ser. 10A-2	6.348	07/15/2028	692,830
2,250,000	Missouri State Highways & Transportation Commission (State Road) Rev. Ser. 09	4.963	05/01/2023	2,410,042
6,000,000	Missouri State Highways & Transportation Commission (Taxable Third Lien State Road) Ser. 09C	5.063	05/01/2024	6,478,500
2,000,000	Texas State Transportation Commission (First Tier) Rev. Ser. 10B	5.028	04/01/2026	2,175,900
11,715,000	Texas State Transportation Commission (First Tier) Rev. Ser. 10B	5.178	04/01/2030	13,238,419
2,000,000	Washington State Ser. 10	5.090	08/01/2033	2,270,540
1,400,000	Washoe County Nevada Highway Rev. Ser. 10	7.063	02/01/2030	1,480,416
5,000,000	Washoe County Nevada Highway Rev. Ser. 10	7.213	02/01/2039	5,272,450

				34,019,097

	General Fund - 13.1%
5,400,000	California State Ref. Ser. 18	4.600	04/01/2038	5,634,306
17,590,000	California State Ser. 09	7.500	04/01/2034	24,631,453
22,850,000	California State Ser. 10	7.950	03/01/2036	24,615,848
10,955,000	California State Ser. 10	7.600	11/01/2040	16,516,525
10,860,000	California State Various Purpose Ser. 09	7.550	04/01/2039	16,069,216
9,300,000	Illinois State Ser. 10	6.900	03/01/2035	9,942,723
5,000,000	Illinois State Ser. 10-1	5.363	02/01/2019	5,045,400
14,795,000	Illinois State Ser. 10-1	5.563	02/01/2021	15,247,579
2,500,000	Illinois State Ser. 10-2	5.650	03/01/2020	2,566,675
2,000,000	Kauai County Hawaii Ser. 10	5.763	08/01/2033	2,368,720

				122,638,445

	Government Fund/Grant Revenue - 0.9%
8,700,000	Chicago Board of Education Ser. 09E	6.138	12/01/2039	8,361,396

	Health, Hospital, Nursing Home Revenue - 1.4%
2,000,000	California Statewide Communities Development Auth. (Marin General Hospital Project) Rev. Ser. 18B	4.821	08/01/2045	2,046,100
1,000,000	Cuyahoga County Ohio Hospital Rev. Ser. 10	8.223	02/15/2040	1,227,880
2,000,000	King County Washington Public Hospital District No. 1 Hospital Facilities Rev. Ser. 10	7.900	06/15/2030	2,142,060
2,500,000	Lee Memorial Health System Florida Hospital Rev. Ser. 10A	7.281	04/01/2027	2,938,375
1,000,000	Metropolitan Government Nashville & Davidson County Health & Educational Faculties Board (Vanderbilt University Medical Center) Ser. 16B	4.053	07/01/2026	1,020,340
1,000,000	Oak Valley California Hospital District (Health Facilities) Rev. Ser. 10B	9.000	11/01/2039	1,009,580
1,000,000	Ohio State Hospital Facilities (Cleveland Clinic Health System) Rev. Ref. Ser. 17B	3.700	01/01/2043	970,050
1,500,000	Tangipahoa Parish Louisiana Hospital Service District No. 1 (North Oaks Health System) Ser. 09A AGC	7.200	02/01/2042	1,552,995
500,000	University California Regents Medical Center Pooled Rev. Ser. 09F	6.458	05/15/2029	589,460

				13,496,840

	Highway Tolls Revenue - 4.1%
3,025,000	Bay Area California Auth. Toll Bridge (San Francisco Bay Area) Rev. Ser. 10S3	6.907	10/01/2050	4,372,123
3,605,000	Bay Area California Auth. Toll Bridge (Sub.-Lien) Rev. Ser. 10S1	7.043	04/01/2050	5,268,419
200,000	Illinois State Toll Highway Auth. Toll Highway Rev. Ser. 09A	5.293	01/01/2024	202,142
1,200,000	Maryland State Transportation Auth. (Transportation Facilities Projects) Rev. Ser. 10B	5.604	07/01/2030	1,376,268
250,000	New Hampshire State Turnpike System Rev. Ser. 09B	6.259	11/01/2029	259,963
250,000	New Hampshire State Turnpike System Rev. Ser. 09B	6.009	11/01/2039	303,870
4,215,000	New Jersey State Turnpike Auth. Rev. Ser. 09F	7.414	01/01/2040	6,091,897
2,280,000	New York Triborough Bridge & Tunnel Auth. Rev. Ser. 10	5.450	11/15/2032	2,660,988
5,000,000	North Texas Tollway Auth. (Sub.-Lien) Rev. Ser. 10B-2	8.410	02/01/2030	6,468,400
1,443,000	Pennsylvania State Turnpike Commission Rev. Ser. 09	6.105	12/01/2039	1,831,586
5,000,000	Triborough Bridge & Tunnel Auth. Ser. 09B	5.420	11/15/2036	5,895,000
2,715,000	Triborough Bridge & Tunnel Auth. Ser. 09B	5.500	11/15/2039	3,238,615

				37,969,271

Schedule of Investments

	Hotel Occupancy Tax - 0.4%
$2,780,000	Dallas Texas Convention Center Hotel Development Corp. Ser. 09	7.088%	01/01/2042	$3,647,833

	Income Tax Revenue - 2.8%
4,500,000	District of Columbia Income Tax Secured Rev. Ser. 10	4.909	12/01/2023	4,846,410
3,785,000	New York City Transitional Finance Auth. (Building Aid) Rev. Sub.-Ser. 10S-1B	6.828	07/15/2040	5,008,085
6,475,000	New York City Transitional Finance Auth. (Future Tax Secured) Rev. Ser. 10	5.932	11/01/2036	6,857,672
200,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ser. 09F	5.292	03/15/2025	221,484
2,760,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ser. 10	5.500	03/15/2030	3,112,314
1,800,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ser. 10	5.389	03/15/2040	2,136,798
1,400,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ser. 10C	4.904	02/15/2023	1,504,062
2,000,000	New York State Urban Development Corp. State Personal Income Tax Rev. Ser. 10C	5.838	03/15/2040	2,402,800

				26,089,625

	Lease Revenue - 3.6%
300,000	Beverly Hills California Public Financing Auth. Lease (Various Projects) Rev. Ser. 10C	6.674	06/01/2030	316,569
1,000,000	Beverly Hills California Public Financing Auth. Lease (Various Projects) Rev. Ser. 10C	6.774	06/01/2040	1,058,660
2,000,000	Brighton Colorado COP Ser. 10B AGM	6.550	12/01/2030	2,128,300
800,000	California State Public Works Board Lease (California State University Projects) Rev. Ser. 10B-2	7.804	03/01/2035	1,095,736
1,000,000	Columbus Indiana Multi-High School Building Corp. Ser. 10	6.446	01/15/2030	1,050,620
1,000,000	Franklin County Ohio Convention Facilities Auth. Ser. 10	6.390	12/01/2030	1,206,250
1,070,000	Franklin County Ohio Convention Facilities Auth. Ser. 10	6.540	12/01/2036	1,382,344
500,000	Los Angeles California Municipal Improvement Corp. Lease (Recovery Zone Economic Development) Rev. Ser. 09D	7.757	09/01/2039	524,860
2,000,000	Miami-Dade County Florida School Board COP Ser. 10	6.935	06/15/2032	2,110,940
1,000,000	New Jersey State Educational Facilities Auth. Rev. Ser. 10B	7.225	07/01/2030	1,040,360
2,000,000	New York City Educational Construction Fund Rev. Ser. 10	6.000	04/01/2035	2,275,520
1,000,000	Passaic County New Jersey Ser. 10	6.540	08/01/2031	1,062,250
500,000	Peoria Illinois Public Building Commission (School District Facilities) Rev. Ser. 09C AGC	6.580	12/01/2029	521,905
4,000,000	Port of Morrow Oregon Transmission Facilities (Bonneville Corporation Project No. 4) Rev. Ser. 16	2.987	09/01/2036	3,527,840
3,000,000	Regional Transportation District Colorado COP Ser. 10	7.672	06/01/2040	4,167,990
500,000	Salt Lake County Utah Municipal Building Auth. (Lease) Rev. Ser. 09B	5.820	12/01/2029	584,570
2,000,000	San Diego California Public Facilities Financing Auth. Lease Rev. Ref. Ser. 18A	4.232	10/15/2038	1,986,360
3,000,000	San Francisco California City & County COP Ser. 09D	6.487	11/01/2041	3,865,530
1,000,000	St. Charles Missouri COP Ser. 10B	5.650	02/01/2030	1,038,320
2,250,000	Williamsburg County South Carolina Public Facilities Corp. (Installment Purchase) Rev. Ser. 10	6.526	12/01/2030	2,400,412

				33,345,336

	Local or GTD Housing - 0.1%
1,000,000	Phoenix Arizona Industrial Development Auth. Student Housing (Downtown Phoenix Student Housing LLC-Arizona State University Project) Rev. Ref. Ser. 18A	5.000	07/01/2042	1,099,190

	Miscellaneous Revenue - 5.4%
500,000	Battery Park City Auth. Rev. Ser. 09A	6.375	11/01/2039	519,960
500,000	Camden County New Jersey Improvement Auth. Rev. Ser. 09A	6.180	01/15/2027	565,350
2,000,000	Commonwealth Financing Auth. Pennsylvania Rev. Ser. 10	5.587	06/01/2030	2,257,620
7,775,000	Florida State Board of Administration Financing Corporation Rev. Ser. 16A	2.638	07/01/2021	7,669,571
1,000,000	Indianapolis Indiana Local Public Improvement Bond Bank Ser. 10	5.854	01/15/2030	1,147,320
3,500,000	Indianapolis Indiana Local Public Improvement Bond Bank Ser. 10B-2	5.966	01/15/2030	4,061,610
500,000	Kansas State Development Finance Auth. (Kansas State Projects) Rev. Ser. 10E-2	6.120	11/01/2029	529,870
2,000,000	Kansas State Development Finance Auth. Rev. Ser. 10	5.945	03/01/2030	2,078,960
7,000,000	Miami-Dade County Florida Special Obligation Ser. 10B	6.743	04/01/2040	7,387,240
1,000,000	Mississippi State Ser. 10	5.245	11/01/2034	1,156,790
3,000,000	New Jersey Economic Development Auth. Rev. Ser. 10CC-1	6.425	12/15/2035	3,084,990
1,000,000	Port St. Lucie Florida Stormwater Utility Rev. Ser. 10A AGC	7.376	05/01/2039	1,077,090
2,000,000	St. Cloud Florida Capital Improvement Rev. Ser. 10B AGM	5.849	09/01/2030	2,083,620
9,680,000	Texas State Ser. 09	5.517	04/01/2039	11,949,186
2,000,000	Tulare County California Pension Obligation Bonds Ser. 18	4.445	06/01/2037	2,017,020

Schedule of Investments

$3,000,000	Wisconsin State General Fund Annual Appropriation Rev. Ref. Ser. 17A	3.954%	05/01/2036	$3,022,740

				50,608,937

	Miscellaneous Taxes - 0.2%
2,000,000	Oregon State (Taxable-Pension) Ser. 03	5.892	06/01/2027	2,312,500

	Multiple Utility Revenue - 0.1%
810,000	Colorado Springs Colorado Utilities (Direct Pay) Rev. Ser. 10B2	5.738	11/15/2050	851,820

	Nuclear Revenue - 0.3%
2,500,000	South Carolina State Public Service Auth. Obligation Rev. Ser. 16D	2.388	12/01/2023	2,331,000

	Port, Airport & Marina Revenue - 3.8%
3,190,000	Chicago Illinois O’Hare International Airport Ser. 10	6.845	01/01/2038	3,349,340
5,750,000	Chicago Illinois O’Hare International Airport Ser. 10	6.395	01/01/2040	7,535,662
1,250,000	Hawaii State Airports System Customer Facilities Charge Rev. Ser. 17A	3.894	07/01/2037	1,234,137
250,000	Long Beach California Senior Airport Rev. Ser. 09C	7.765	06/01/2039	260,833
2,000,000	New York State Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal Redevelopment Project) Rev. Ser. 16B	3.023	07/01/2024	1,905,680
2,750,000	New York State Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal Redevelopment Project) Rev. Ser. 16B	3.123	01/01/2025	2,614,068
2,500,000	New York State Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal Redevelopment Project) Rev. Ser. 16B	3.223	07/01/2025	2,376,125
2,000,000	New York State Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal Redevelopment Project) Rev. Ser. 16B	3.273	01/01/2026	1,892,040
1,000,000	New York State Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal Redevelopment Project) Rev. Ser. 16B	3.323	07/01/2026	946,970
2,000,000	New York State Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal Redevelopment Project) Rev. Ser. 16B	3.423	07/01/2027	1,896,980
3,000,000	New York State Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal Redevelopment Project) Rev. Ser. 16B	3.473	07/01/2028	2,834,820
2,000,000	New York State Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal Redevelopment Project) Rev. Ser. 16B	3.573	07/01/2029	1,888,960
1,000,000	New York State Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal Redevelopment Project) Rev. Ser. 16B	3.673	07/01/2030	944,230
500,000	Port of Seattle Washington Rev. (Intermediate Lien) Ref. Ser. 17B	3.755	05/01/2036	484,800
5,000,000	South Jersey Port Corp. New Jersey (Marine Terminal) Rev. Ser. 09-P-3	7.365	01/01/2040	5,773,700

				35,938,345

	Sales Tax Revenue - 2.2%
1,855,000	Central Puget Sound Washington Regional Transportation Auth. Sales & Use Ser. 09	5.491	11/01/2039	2,257,479
1,000,000	Denver Colorado City & County Dedicated Tax & Improvement Rev. Ref. Ser. 16B	3.818	08/01/2032	1,012,310
2,000,000	Massachusetts State Bay Transportation Auth. Sales Tax Rev. Ser. 10	5.869	07/01/2040	2,453,180
450,000	Massachusetts State School Building Auth. Dedicated Sales Tax Rev. Ser. 09B	5.715	08/15/2039	545,530
2,500,000	Miami-Dade County Florida Transit Sales Surtax Rev. Ser. 10B	5.534	07/01/2032	2,753,850
1,000,000	Missouri State Highways & Transportation Commission (State Road) Rev. Ser. 10	5.020	05/01/2025	1,083,960
1,955,000	New York City Transitional Finance Auth. Rev. Ser. 10	4.867	08/01/2024	2,080,218
1,000,000	Salt Lake County Utah Transportation Tax (Salt Lake County) Rev. Ser. 10	3.358	08/15/2019	1,005,630
1,025,000	Santa Clara Valley California Transportation Auth. Sales Tax Rev. Ser. 10	5.876	04/01/2032	1,192,290
1,815,000	Utah Transit Auth. Sales Tax Rev. Ser. 09B	5.937	06/15/2039	2,264,703
3,000,000	Washoe County Nevada Sales Tax Rev. Ser. 10	7.451	02/01/2040	3,924,060

				20,573,210

	Sewer Revenue - 1.1%
3,000,000	East Bay California Municipal Utility District Wastewater System Rev. Ser. 10	5.026	06/01/2032	3,374,280
1,030,000	Jurupa California Community Services District COP Ser. 10B	6.347	09/01/2025	1,173,211
1,070,000	Jurupa California Community Services District COP Ser. 10B	6.497	09/01/2026	1,239,510
1,125,000	Jurupa California Community Services District COP Ser. 10B	6.597	09/01/2027	1,319,738
1,170,000	Jurupa California Community Services District COP Ser. 10B	6.697	09/01/2028	1,399,460
500,000	Knoxville Tennessee Waste Water System Rev. Ser. 10	6.300	04/01/2045	528,240
200,000	Memphis Tennessee Sanitary Sewage System Rev. Ser. 09B AGC	6.300	10/01/2029	208,056
1,100,000	Riverside California Sewer Rev. Ser. 09	7.000	08/01/2029	1,142,966
200,000	Sarasota Florida Water & Sewer System Rev. Ser. 10B	5.425	10/01/2030	210,380

				10,595,841

	Tax Increment Revenue - 0.4%
2,000,000	San Jose California Redevelopment Agency Successor Tax Allocation (Senior) Ref. Ser. 17A-T	3.076	08/01/2025	1,940,000

Schedule of Investments

$1,000,000	Temecula California Redevelopment Agency Tax Allocation (Temecula Redevelopment No. 1) Rev. Ser. 10B(a)	7.930%	08/01/2020	$1,095,900
1,000,000	Temecula California Redevelopment Agency Tax Allocation (Temecula Redevelopment No. 1) Rev. Ser. 10B(a)	8.180	08/01/2020	1,100,720

				4,136,620

	Transit Revenue - 4.5%
2,500,000	Metropolitan Transportation Auth. New York Dedicated Tax Fund (Metro Transit Auth.) Ser. 10A-2	6.089	11/15/2040	3,161,200
335,000	Metropolitan Transportation Auth. New York Rev. Ser. 09	5.871	11/15/2039	408,248
1,800,000	Metropolitan Transportation Auth. New York Rev. Ser. 10	6.648	11/15/2039	2,356,866
7,250,000	Metropolitan Transportation Auth. New York Rev. Ser. 10A	6.668	11/15/2039	9,573,262
3,745,000	Metropolitan Transportation Auth. New York Rev. Ser. 10C-1	6.687	11/15/2040	4,961,339
6,525,000	Metropolitan Transportation Auth. New York Rev. Ser. 10E	6.814	11/15/2040	8,675,640
7,455,000	New Jersey State Transportation Trust Fund Auth. Ser. 10B	6.561	12/15/2040	9,207,596
1,990,000	New Jersey State Transportation Trust Fund Auth. Ser. 10C	5.754	12/15/2028	2,200,602
1,125,000	New Jersey State Transportation Trust Fund Auth. Ser. 10C	6.104	12/15/2028	1,178,156

				41,722,909

	Water Revenue - 9.8%
1,500,000	Beaumont Texas Waterworks & Sewer System Ser. 10B	6.007	09/01/2030	1,579,110
200,000	Davie Florida Water & Sewer Rev. Ser. 10B AGM	6.599	10/01/2030	214,396
3,000,000	East Bay California Municipal Utility District Water System Rev. Ser. 10	5.874	06/01/2040	3,784,470
2,000,000	Fresno California Water System Rev. Ser. 10A-2	6.500	06/01/2030	2,371,520
1,250,000	JEA Florida Water & Sewer System Rev. Ser. 10A	6.210	10/01/2033	1,500,400
2,000,000	Jurupa California Community Services District COP (Water Bonds) Ser. 10B	7.192	09/01/2040	2,715,360
1,715,000	Los Angeles California Department of Water & Power Rev. Ser. 10	6.603	07/01/2050	2,446,396
500,000	Los Angeles California Department of Water & Power Water System Rev. Ser. 09C	5.381	07/01/2024	552,250
2,270,000	Los Angeles California Department of Water & Power Water System Rev. Ser. 09C	6.008	07/01/2039	2,789,331
1,125,000	Massachusetts State Water Pollution Abatement Trust Ser. 10	5.192	08/01/2040	1,267,616
1,000,000	Metropolitan Water District of Southern California Ser. 10	6.947	07/01/2040	1,070,780
7,425,000	New York City Municipal Finance Auth. Water & Sewer System Rev. Ser. 10EE	6.491	06/15/2042	7,853,497
2,925,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	5.790	06/15/2041	3,057,853
4,460,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	5.724	06/15/2042	5,611,126
6,100,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	6.124	06/15/2042	6,412,930
10,230,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	5.440	06/15/2043	12,450,728
1,000,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10DD	6.452	06/15/2041	1,057,330
1,000,000	New York State Environmental Facilities Corp. (State Clean Water & Drinking Water) Ser. 10	5.707	06/15/2030	1,180,640
500,000	Passaic Valley New Jersey Water Commission Water Supply Rev. Ser. 09B	7.570	12/15/2029	631,525
500,000	Passaic Valley New Jersey Water Commission Water Supply Rev. Ser. 09B	7.820	12/15/2039	714,265
500,000	Riverside California Water Rev. Ser. 09B	6.349	10/01/2039	646,885
2,245,000	San Francisco California City & County Public Utilities Commission Water Rev. Ser. 10	6.000	11/01/2040	2,789,592
3,000,000	San Francisco California City & County Public Utilities Commission Water Rev. Ser. 10DE	5.700	11/01/2027	3,459,210
2,480,000	San Francisco California City & County Public Utilities Commission Water Rev. Ser. 10DE	6.000	11/01/2040	3,089,386
4,600,000	San Francisco City & County Public Utilities Commission Ser. 10	6.950	11/01/2050	6,574,320
3,000,000	Santa Clara Valley California Water District Ref. Ser. 16B	4.354	06/01/2046	3,141,000
2,000,000	Seminole County Florida Water & Sewer Rev. Ser. 10B	6.443	10/01/2040	2,138,840
2,000,000	South Central Connecticut Regional Water Auth. Water System Rev. Ser. 10	6.243	08/01/2030	2,346,300
1,645,000	South Central Connecticut Regional Water Auth. Water System Rev. Ser. 10	6.393	08/01/2040	2,043,123
1,500,000	Sunrise Florida Utility System Rev. Ser. 10B	5.813	10/01/2030	1,583,490
1,000,000	Tacoma Washington Water System Rev. Ser. 10B	5.371	12/01/2030	1,132,090
1,275,000	Tucson Arizona Water Rev. Ser. 10	5.789	07/01/2026	1,432,960
1,250,000	Upper Eagle Regional Water Auth. Colorado Rev. Ser. 10	6.518	12/01/2039	1,318,912
500,000	Western Nassau County Water Auth. Water System Rev. Ser. 10	6.701	04/01/2040	615,445

				91,573,076

	Total Municipal Bonds (Cost $874,666,520)			912,023,642

Schedule of Investments

	Corporate Bonds - 0.9%
	Commercial Services - 0.2%
$2,000,000	Trustees of Dartmouth College	3.474%	06/01/2046	$1,849,946

	Healthcare-Services - 0.7%
3,000,000	Baylor Scott & White Holdings	3.967	11/15/2046	2,899,354
2,000,000	Mayo Clinic, Series 2016	4.128	11/15/2052	2,042,302
1,325,000	Montefiore Medical Center	2.895	04/20/2032	1,245,762

				6,187,418

	Total Corporate Bonds (Cost $8,324,900)			8,037,364

Number of Shares
	Money Market Fund - 0.3%
2,939,862	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(b) (Cost $2,939,862)			2,939,862

	Total Investments in Securities (Cost $885,931,282)(c) - 98.7%			923,000,868
	Other assets less liabilities - 1.3%			12,622,473

	Net Assets - 100.0%			$935,623,341

Investment Abbreviations:

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

Auth. - Authority

BAM - Build America Mutual

COP - Certificate of Participation

GTD - Grant To Date

PSF-GTD - Permanent School Fund Guaranteed

Ref. - Refunding

Rev. - Revenue

Ser. - Series

Sub. - Subordinated

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

(c)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations. No concentration of any single entity was greater than 5% each.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco Treasury Collateral ETF (CLTL)

July 31, 2018

(Unaudited)

Principal Amount		Value
	Short-Term Investments - 100.0%
	U.S. Treasury Securities - 99.9%
	U.S. Treasury Bills - 58.0%(a)
$153,000	1.824%, 09/06/2018	$152,712
7,500,000	1.854%, 09/06/2018	7,485,863
7,200,000	1.856%, 09/06/2018	7,186,428
34,000	1.860%, 09/06/2018	33,936
17,000	1.863%, 09/06/2018	16,968
2,209,000	1.260%, 09/13/2018	2,204,046
9,000	1.438%, 09/13/2018	8,980
1,200,000	1.600%, 09/13/2018	1,197,309
8,000	1.760%, 09/13/2018	7,982
225,000	1.826%, 09/13/2018	224,495
7,400,000	1.850%, 09/13/2018	7,383,405
25,000	1.860%, 09/13/2018	24,944
8,000,000	1.863%, 09/13/2018	7,982,059
50,000	1.875%, 09/13/2018	49,888
153,000	1.832%, 09/20/2018	152,599
7,200,000	1.866%, 09/20/2018	7,181,125
17,000	1.871%, 09/20/2018	16,955
7,500,000	1.875%, 09/20/2018	7,480,339
34,000	1.908%, 09/20/2018	33,911
153,000	1.843%, 09/27/2018	152,542
7,200,000	1.882%, 09/27/2018	7,178,454
17,000	1.883%, 09/27/2018	16,949
7,500,000	1.889%, 09/27/2018	7,477,556
34,000	1.918%, 09/27/2018	33,898
16,000	1.901%, 10/04/2018	15,945
8,000,000	1.911%, 10/04/2018	7,972,658
7,000,000	1.925%, 10/04/2018	6,976,076
3,500,000	1.388%, 10/11/2018	3,486,634
8,000	1.470%, 10/11/2018	7,969
8,000	1.810%, 10/11/2018	7,969
72,000	1.811%, 10/11/2018	71,725
24,000	1.911%, 10/11/2018	23,908
7,800,000	1.926%, 10/11/2018	7,770,214
7,000,000	1.938%, 10/11/2018	6,973,269
16,000	1.945%, 10/11/2018	15,939
16,000	1.922%, 10/18/2018	15,932
8,600,000	1.940%, 10/18/2018	8,563,642
7,000,000	1.950%, 10/18/2018	6,970,406
16,000	1.924%, 10/25/2018	15,926
8,500,000	1.953%, 10/25/2018	8,460,840
7,000,000	1.961%, 10/25/2018	6,967,750
16,000	1.972%, 11/01/2018	15,918
8,600,000	1.983%, 11/01/2018	8,556,154
7,000,000	1.986%, 11/01/2018	6,964,312
3,600,000	1.561%, 11/08/2018	3,580,249
72,000	1.828%, 11/08/2018	71,605
8,000	1.849%, 11/08/2018	7,956
16,000	1.895%, 11/08/2018	15,912
6,713,000	1.976%, 11/08/2018	6,676,171
24,000	1.982%, 11/08/2018	23,868
7,000,000	1.982%, 11/15/2018	6,958,804
16,000	1.997%, 11/15/2018	15,906
7,000,000	1.986%, 11/23/2018	6,955,639
16,000	2.006%, 11/23/2018	15,899
7,000,000	2.028%, 11/29/2018	6,952,808
16,000	2.032%, 11/29/2018	15,892
500,000	1.676%, 12/06/2018	496,419
3,000,000	1.700%, 12/06/2018	2,978,516

$16,000	1.829%, 12/06/2018	$15,885
8,000	1.856%, 12/06/2018	7,943
72,000	1.862%, 12/06/2018	71,484
7,000,000	2.020%, 12/06/2018	6,949,870
8,000	2.030%, 12/06/2018	7,943
7,000,000	2.025%, 12/13/2018	6,947,042
7,000,000	2.019%, 12/20/2018	6,943,453
7,000,000	2.057%, 12/27/2018	6,939,711
3,300,000	1.738%, 01/03/2019	3,270,216
72,000	1.897%, 01/03/2019	71,350
8,000	1.899%, 01/03/2019	7,928
16,000	1.955%, 01/03/2019	15,856
8,000	2.035%, 01/03/2019	7,928
7,000,000	2.091%, 01/03/2019	6,936,821
7,000,000	2.102%, 01/10/2019	6,933,771
7,500,000	2.106%, 01/17/2019	7,425,710
7,500,000	2.128%, 01/24/2019	7,421,900
3,400,000	1.838%, 01/31/2019	3,363,014
8,000	1.917%, 01/31/2019	7,913
72,000	1.946%, 01/31/2019	71,217
16,000	2.037%, 01/31/2019	15,826
8,000	2.051%, 01/31/2019	7,913
7,400,000	2.140%, 01/31/2019	7,319,500
63,000	1.966%, 02/28/2019	62,205
3,000,000	2.008%, 02/28/2019	2,962,130
14,000	2.105%, 02/28/2019	13,823
7,000	2.120%, 02/28/2019	6,912
81,000	2.011%, 03/28/2019	79,824
4,000,000	2.040%, 03/28/2019	3,941,910
18,000	2.145%, 03/28/2019	17,739
9,000	2.167%, 03/28/2019	8,869
4,500,000	2.168%, 04/25/2019	4,424,865
10,000	2.193%, 04/25/2019	9,833
4,000,000	2.155%, 05/23/2019	3,925,144
9,000	2.215%, 05/23/2019	8,832
4,500,000	2.244%, 06/20/2019	4,406,582
4,400,000	2.345%, 07/18/2019	4,299,614

	(Cost $273,273,039)	273,230,649

	U.S. Treasury Notes - 41.5%
4,550,000	1.000%, 09/15/2018	4,544,630
4,965,000	0.750%, 09/30/2018	4,954,981
7,959,100	1.375%, 09/30/2018	7,951,101
4,640,000	0.875%, 10/15/2018	4,629,298
4,639,000	0.750%, 10/31/2018	4,624,346
6,196,000	1.250%, 10/31/2018	6,184,011
2,070,000	1.750%, 10/31/2018	2,068,528
4,530,000	1.250%, 11/15/2018	4,519,422
5,043,000	3.750%, 11/15/2018	5,067,168
4,843,000	1.000%, 11/30/2018	4,825,974
5,569,000	1.250%, 11/30/2018	5,553,990
2,578,000	1.375%, 11/30/2018	2,572,159
4,117,000	1.250%, 12/15/2018	4,104,134
4,630,000	1.250%, 12/31/2018	4,612,276
3,091,000	1.375%, 12/31/2018	3,080,858
5,969,000	1.500%, 12/31/2018	5,951,979
4,117,000	1.125%, 01/15/2019	4,098,747
4,383,200	1.125%, 01/31/2019	4,360,342
4,572,000	1.250%, 01/31/2019	4,550,122
5,206,200	1.500%, 01/31/2019	5,187,490
3,084,000	0.750%, 02/15/2019	3,059,244
4,084,000	2.750%, 02/15/2019	4,094,928
4,384,000	1.125%, 02/28/2019	4,355,487
3,084,000	1.375%, 02/28/2019	3,068,279
5,508,000	1.500%, 02/28/2019	5,484,225
4,108,000	1.000%, 03/15/2019	4,076,307
4,108,000	1.250%, 03/31/2019	4,079,758
2,060,000	1.500%, 03/31/2019	2,049,257
5,656,000	1.625%, 03/31/2019	5,631,145
4,009,000	0.875%, 04/15/2019	3,968,832
6,014,000	1.250%, 04/30/2019	5,965,371

Schedule of Investments

$5,212,000	1.625%, 04/30/2019	$5,184,006
3,007,000	0.875%, 05/15/2019	2,972,349
5,209,000	3.125%, 05/15/2019	5,239,318
1,002,000	1.125%, 05/31/2019	991,667
4,009,000	1.250%, 05/31/2019	3,972,355
5,011,000	1.500%, 05/31/2019	4,974,984
4,000,000	0.875%, 06/15/2019	3,947,031
2,000,000	1.000%, 06/30/2019	1,974,609
4,500,000	1.250%, 06/30/2019	4,452,275
5,800,000	1.625%, 06/30/2019	5,757,746
4,000,000	0.750%, 07/15/2019	3,936,875
2,500,000	0.875%, 07/31/2019	2,461,377
4,400,000	1.375%, 07/31/2019	4,353,680
5,700,000	1.625%, 07/31/2019	5,653,131

	(Cost $195,269,678)	195,145,792

	U.S. Treasury Bonds - 0.4%
613,000	9.000%, 11/15/2018	625,113
1,024,000	8.875%, 02/15/2019	1,059,420

	(Cost $1,688,476)	1,684,533

Number of Shares
	Money Market Fund - 0.1%
528,174	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(b) (Cost $528,174)	528,174

	Total Investments in Securities (Cost $470,759,367)-100.0%	470,589,148
	Other assets less liabilities-0.0%	200,288

	Net Assets - 100.0%	$470,789,436

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco Variable Rate Preferred ETF (VRP)

July 31, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds - 72.7%
	Auto Manufacturers - 0.6%
$13,750,000	General Motors Financial Co., Inc., Series A(a)	5.750%	12/29/2049	$13,578,125

	Banks - 46.3%
24,975,000	Bank of America Corp., Series AA(a)	6.100	12/29/2049	26,098,875
13,150,000	Bank of America Corp., Series DD	6.300	12/29/2049	14,037,625
31,400,000	Bank of America Corp., Series FF	5.875	09/15/2166	31,243,000
13,150,000	Bank of America Corp., Series U(a)	5.200	12/01/2165	12,969,187
20,200,000	Bank of America Corp., Series V	5.125	12/29/2049	20,553,500
26,200,000	Bank of America Corp., Series X	6.250	09/29/2049	27,444,500
18,450,000	Bank of America Corp., Series Z(a)	6.500	12/31/2049	19,741,500
6,800,000	Bank of New York Mellon Corp. (The), Series D	4.500	12/20/2165	6,494,000
13,850,000	Bank of New York Mellon Corp. (The), Series E	4.950	12/20/2165	14,213,562
13,750,000	Bank of New York Mellon Corp. (The), Series F	4.625	12/29/2049	13,131,250
4,475,000	CIT Group, Inc., Series A	5.800	12/15/2165	4,458,219
19,700,000	Citigroup, Inc.	5.950	07/30/2166	20,192,500
16,600,000	Citigroup, Inc., Series D(a)	5.350	04/29/2049	16,475,500
23,400,000	Citigroup, Inc., Series M	6.300	11/15/2165	23,868,000
19,950,000	Citigroup, Inc., Series N	5.800	11/29/2049	20,448,750
19,600,000	Citigroup, Inc., Series O	5.875	12/29/2049	20,188,000
26,400,000	Citigroup, Inc., Series P	5.950	12/29/2049	26,796,000
16,300,000	Citigroup, Inc., Series Q	5.950	12/29/2049	16,952,000
19,900,000	Citigroup, Inc., Series R	6.125	12/29/2049	20,845,250
19,550,000	Citigroup, Inc., Series T(a)	6.250	12/29/2049	20,405,312
4,125,000	Citizens Financial Group, Inc., Series B	6.000	01/06/2167	4,171,406
8,300,000	Fifth Third Bancorp	5.100	12/31/2165	8,185,875
7,467,000	Goldman Sachs Capital II	4.000	12/03/2165	6,365,617
12,940,000	Goldman Sachs Group, Inc. (The), Series L	5.700	12/29/2049	13,150,275
19,850,000	Goldman Sachs Group, Inc. (The), Series M	5.375	11/10/2166	20,321,438
6,600,000	Goldman Sachs Group, Inc. (The), Series O	5.300	12/29/2049	6,534,000
15,050,000	Goldman Sachs Group, Inc. (The), Series P	5.000	05/10/2166	14,109,375
6,750,000	Huntington Bancshares, Inc., Series E	5.700	07/15/2166	6,699,375
79,200,000	JPMorgan Chase & Co., Series 1 (3 mo. USD LIBOR + 3.47%)(b)	5.809	10/30/2166	79,798,910
16,600,000	JPMorgan Chase & Co., Series CC	4.625	05/01/2166	15,562,500
19,775,000	JPMorgan Chase & Co., Series Q	5.150	12/29/2049	19,718,246
19,550,000	JPMorgan Chase & Co., Series R(a)	6.000	12/29/2049	20,234,250
26,000,000	JPMorgan Chase & Co., Series S	6.750	01/29/2049	28,470,000
4,240,000	JPMorgan Chase & Co., Series U (3 mo. USD LIBOR + 0.95%)(b)	3.299	02/02/2037	3,739,663
13,300,000	JPMorgan Chase & Co., Series U	6.125	12/29/2049	13,832,000
33,250,000	JPMorgan Chase & Co., Series V	5.000	12/31/2049	33,582,500
7,901,000	JPMorgan Chase & Co., Series W (3 mo. USD LIBOR + 1.00%)(b)	3.343	05/15/2047	6,956,759
20,950,000	JPMorgan Chase & Co., Series X	6.100	10/29/2049	21,788,000
26,300,000	JPMorgan Chase & Co., Series Z	5.300	12/29/2049	26,891,750
7,200,000	KeyCorp, Series D	5.000	12/15/2165	7,002,000
4,700,000	M&T Bank Corp., Series E	6.450	08/15/2166	5,073,063
6,850,000	M&T Bank Corp., Series F	5.125	05/01/2166	6,824,313
6,900,000	Mellon Capital IV, Series 1	4.000	06/29/2049	6,195,510
16,300,000	Morgan Stanley, Series H	5.450	07/29/2049	16,626,000
18,750,000	Morgan Stanley, Series J	5.550	07/15/2166	19,406,250
6,775,000	Northern Trust Corp., Series D	4.600	04/01/2166	6,647,969
13,475,000	PNC Financial Services Group, Inc. (The), Series O	6.750	12/31/2049	14,603,531
6,825,000	PNC Financial Services Group, Inc. (The), Series R	4.850	12/31/2049	6,765,281
6,850,000	PNC Financial Services Group, Inc. (The), Series S(a)	5.000	05/01/2166	6,832,875
10,821,000	State Street Corp. (3 mo. USD LIBOR + 1.00%)(b)	3.341	06/15/2047	9,680,596
10,170,000	State Street Corp., Series F	5.250	12/29/2049	10,475,100
10,475,000	SunTrust Banks, Inc., Series G	5.050	12/30/2165	10,330,969
6,950,000	SunTrust Banks, Inc., Series H	5.125	06/15/2166	6,581,650
9,750,000	U.S. Bancorp, Series I	5.125	01/15/2166	9,957,188
13,700,000	U.S. Bancorp, Series J	5.300	12/29/2049	13,751,375
9,060,000	USB Capital IX	3.500	10/29/2049	8,176,650
33,153,000	Wachovia Capital Trust III	5.570	03/29/2049	33,070,118
44,600,000	Wells Fargo & Co., Series K (3 mo. USD LIBOR + 3.77%)(b)	6.111	03/29/2049	45,269,000
26,650,000	Wells Fargo & Co., Series S	5.900	12/29/2049	27,049,750

Schedule of Investments

$26,700,000	Wells Fargo & Co., Series U	5.875%	12/29/2049	$27,901,500

				1,024,889,157

	Diversified Financial Services - 3.2%
10,225,000	American Express Co., Series B	5.200	05/29/2049	10,416,719
11,475,000	American Express Co., Series C	4.900	12/29/2049	11,584,012
5,350,000	Charles Schwab Corp. (The)	7.000	08/01/2166	5,858,250
8,125,000	Charles Schwab Corp. (The), Series E	4.625	03/01/2166	8,145,313
6,850,000	Charles Schwab Corp. (The), Series F	5.000	06/01/2166	6,644,500
7,900,000	Discover Financial Services, Series C	5.500	04/30/2166	7,761,750
5,400,000	E*Trade Financial Corp., Series A(a)	5.875	03/15/2166	5,548,500
4,100,000	E*Trade Financial Corp., Series B	5.300	09/15/2166	4,028,250
5,453,000	National Rural Utilities Cooperative Finance Corp.	4.750	04/30/2043	5,535,313
4,725,000	National Rural Utilities Cooperative Finance Corp.	5.250	04/20/2046	4,807,116

				70,329,723

	Electric - 1.9%
9,260,000	Dominion Energy, Inc.	5.750	10/01/2054	9,651,314
4,397,000	NextEra Energy Capital Holdings, Inc. (3 mo. USD LIBOR + 2.07%)(b)	4.405	10/01/2066	4,281,579
7,500,000	NextEra Energy Capital Holdings, Inc.	4.800	12/01/2077	7,059,375
4,700,000	Southern California Edison Co., Series E	6.250	08/01/2166	5,023,125
7,501,000	Southern Co. (The), Series B	5.500	03/15/2057	7,772,911
6,976,000	WEC Energy Group, Inc. (3 mo. USD LIBOR + 2.11%)(b)	4.455	05/15/2067	6,862,640

				40,650,944

	Gas - 0.2%
5,500,000	NiSource, Inc.(c)	5.650	12/15/2166	5,500,000

	Hand/Machine Tools - 0.3%
5,513,000	Stanley Black & Decker, Inc.	5.750	12/15/2053	5,595,695

	Insurance - 7.5%
10,900,000	Aegon NV (Netherlands)	5.500	04/11/2048	10,682,000
10,684,000	Allstate Corp. (The), Series B	5.750	08/15/2053	11,143,412
10,050,000	American International Group, Inc., Series A-9	5.750	04/01/2048	9,913,687
5,400,000	Assurant, Inc.	7.000	03/27/2048	5,503,621
3,324,000	Everest Reinsurance Holdings, Inc. (3 mo. USD LIBOR + 2.39%)(a)(b)	4.728	05/15/2037	3,311,701
9,800,000	Lincoln National Corp. (3 mo. USD LIBOR + 2.36%)(b)	4.678	05/17/2066	9,359,000
6,665,000	Lincoln National Corp. (3 mo. USD LIBOR + 2.04%)(b)	4.388	04/20/2067	6,231,775
20,700,000	MetLife, Inc., Series C	5.250	12/29/2049	21,139,875
6,725,000	MetLife, Inc., Series D	5.875	09/15/2166	6,884,719
5,458,000	Principal Financial Group, Inc.	4.700	05/15/2055	5,512,580
6,800,000	Progressive Corp. (The), Series B	5.375	09/15/2166	6,783,367
13,436,000	Prudential Financial, Inc.	5.875	09/15/2042	14,372,906
20,698,000	Prudential Financial, Inc.	5.625	06/15/2043	21,598,363
6,745,000	Prudential Financial, Inc.	5.200	03/15/2044	6,812,450
13,561,000	Prudential Financial, Inc.	5.375	05/15/2045	13,483,946
10,120,000	Prudential Financial, Inc.	4.500	09/15/2047	9,228,139
4,430,000	Reinsurance Group of America, Inc. (3 mo. USD LIBOR + 2.67%)(b)	5.006	12/15/2065	4,383,485

				166,345,026

	Media - 0.8%
8,950,000	Viacom, Inc.	6.250	02/28/2057	8,815,750
8,960,000	Viacom, Inc.(a)	5.875	02/28/2057	8,736,000

				17,551,750

	Miscellaneous Manufacturing - 3.5%
79,350,000	General Electric Co., Series D	5.000	06/15/2165	78,010,969

	Pipelines - 8.4%
8,000,000	Andeavor Logistics LP, Series A	6.875	02/15/2166	8,080,000
5,175,000	Buckeye Partners LP	6.375	01/22/2078	4,770,108
6,850,000	DCP Midstream LP, Series A	7.375	06/15/2166	6,815,750
14,250,000	Enbridge, Inc. (Canada)	5.500	07/15/2077	13,341,562
11,700,000	Enbridge, Inc. (Canada)	6.250	03/01/2078	11,524,500
10,600,000	Enbridge, Inc., Series 16-A (Canada)	6.000	01/15/2077	10,374,750
12,900,000	Energy Transfer Partners LP, Series A	6.250	02/15/2166	11,958,345
7,100,000	Energy Transfer Partners LP, Series B(a)	6.625	02/15/2166	6,651,912
5,550,000	EnLink Midstream Partners LP, Series C	6.000	12/15/2165	4,870,125
9,516,000	Enterprise Products Operating LLC	5.375	02/15/2078	8,955,103
7,095,000	Enterprise Products Operating LLC, Series A (3 mo. USD LIBOR + 3.71%)(b)	6.051	08/01/2066	7,112,738
9,450,000	Enterprise Products Operating LLC, Series D	4.875	08/16/2077	8,968,466
13,450,000	Enterprise Products Operating LLC, Series E	5.250	08/16/2077	12,558,218
11,100,000	Plains All American Pipeline LP, Series B	6.125	11/15/2165	10,933,500
13,810,000	TransCanada PipeLines Ltd. (Canada) (3 mo. USD LIBOR + 2.21%)(b)	4.553%	05/15/2067	12,981,400

Schedule of Investments

$10,235,000	TransCanada Trust (Canada)	5.625	05/20/2075	$10,158,237
20,250,000	TransCanada Trust (Canada)	5.300	03/15/2077	19,496,680
16,192,000	TransCanada Trust, Series 16-A (Canada)(a)	5.875	08/15/2076	16,394,400

				185,945,794

	Total Corporate Bonds (Cost $1,652,149,351)			1,608,397,183

Number of Shares
	Preferred Stocks & Other Equity Interests - 26.4%(d)
	Banks - 10.6%
193,733	Banco Santander SA, 4.00%, Series 6 (Spain)(a)			4,568,224
159,416	Bank of America Corp., 3.00%, Series H(a)			3,578,889
112,078	Bank of America Corp., 4.00%, Series 4(a)			2,741,428
224,907	Bank of America Corp., 4.00%, Series 5			5,375,277
168,553	Bank of America Corp., 4.00%, Series E(a)			4,084,039
1,199,599	Citigroup Capital XIII, 8.71% (3 mo. USD LIBOR + 6.37%)(b)			32,293,205
796,837	Citigroup, Inc., 6.88%, Series K			22,136,132
505,793	Citigroup, Inc., 7.13%, Series J			14,136,914
249,823	Fifth Third Bancorp, 6.63%, Series I(a)			6,815,171
61,925	FNB Corp., 7.25%(a)			1,782,201
276,433	KeyCorp, 6.13%, Series E			7,483,041
558,559	Merrill Lynch Capital Trust I, 6.45%, Series K(a)			14,606,318
138,877	People’s United Financial, Inc., 5.63%, Series A			3,601,081
827,533	PNC Financial Services Group, Inc. (The), 6.13%, Series P			22,657,854
276,559	Regions Financial Corp., 6.38%, Series B(a)			7,530,702
95,684	SunTrust Banks, Inc., 4.00%			2,238,049
110,705	Synovus Financial Corp., 6.30%, Series D			2,861,724
71,304	Synovus Financial Corp., 7.88%, Series C			1,782,600
552,962	U.S. Bancorp, 3.50%, Series B(a)			13,271,088
608,358	U.S. Bancorp, 6.50%, Series F(a)			16,936,687
55,551	Valley National Bancorp, 5.50%, Series B			1,427,661
63,972	Valley National Bancorp, 6.25%, Series A			1,679,905
922,533	Wells Fargo & Co., 5.85%, Series Q			23,976,633
448,730	Wells Fargo & Co., 6.63%, Series R(a)			12,331,100
69,546	Wintrust Financial Corp., 6.50%, Series D			1,865,224
77,000	Zions Bancorp, 6.30%, Series G			2,070,530

				233,831,677

	Capital Markets - 5.5%
300,315	Goldman Sachs Group, Inc. (The), 3.75%, Series A(a)			6,958,299
80,728	Goldman Sachs Group, Inc. (The), 4.00%, Series C(a)			1,910,832
541,787	Goldman Sachs Group, Inc. (The), 4.00%, Series D(a)			12,412,340
402,820	Goldman Sachs Group, Inc. (The), 5.50%, Series J			10,352,474
281,017	Goldman Sachs Group, Inc. (The), 6.38%, Series K			7,536,876
554,621	Morgan Stanley, 4.00%, Series A			12,967,039
495,742	Morgan Stanley, 5.85%, Series K			12,854,590
502,198	Morgan Stanley, 6.38%, Series I			13,489,038
426,775	Morgan Stanley, 6.88%, Series F			11,672,296
432,534	Morgan Stanley, 7.13%, Series E			12,141,229
276,312	State Street Corp., 5.35%, Series G(a)			7,206,217
414,386	State Street Corp., 5.90%, Series D(a)			11,246,436

				120,747,666

	Commercial Services & Supplies - 0.3%
221,613	NuStar Logistics LP, 9.07% (3 mo. USD LIBOR + 6.73%)(a)(b)			5,666,644

	Consumer Finance - 1.8%
1,484,506	GMAC Capital Trust I, 8.13%, Series 2 (3 mo. USD LIBOR + 5.79%)(b)			39,443,325

	Diversified Financial Services - 0.1%
55,570	Compass Diversified Holdings, 7.88%, Series B			1,261,439

	Electric Utilities - 0.6%
152,734	SCE Trust III, 5.75%, Series H(a)			4,131,455
180,540	SCE Trust IV, 5.38%, Series J			4,616,408
166,599	SCE Trust V, 5.45%, Series K			4,234,946

				12,982,809

	Food Products - 0.6%
273,218	CHS, Inc., 6.75%, Series 3			7,330,439
232,775	CHS, Inc., 7.10%, Series 2(a)			6,482,784

				13,813,223

Schedule of Investments

	Insurance - 2.2%
138,262	Aegon NV, 4.00%, Series 1 (Netherlands)	$3,446,872
276,748	Allstate Corp. (The), 5.10%	7,170,541
152,379	Aspen Insurance Holdings Ltd., 5.95% (Bermuda)	3,908,521
216,000	Enstar Group Ltd., 7.00%, Series D (Bermuda)	5,544,720
328,895	Hartford Financial Services Group, Inc. (The), 7.88%	9,340,618
331,953	MetLife, Inc., 4.00%, Series A(a)	8,441,565
221,582	Reinsurance Group of America, Inc., 5.75%	5,723,463
221,704	Reinsurance Group of America, Inc., 6.20%	5,943,884

		49,520,184

	Mortgage REITs - 1.9%
179,708	AGNC Investment Corp., 7.00%, Series C	4,654,437
235,546	Annaly Capital Management, Inc., 6.50%, Series G	5,721,412
397,772	Annaly Capital Management, Inc., 6.95%, Series F	10,131,253
180,161	Chimera Investment Corp., 8.00%, Series B	4,702,202
66,722	Exantas Capital Corp., 8.63%	1,698,075
74,812	New York Mortgage Trust, Inc., 8.00%, Series D	1,785,014
107,885	PennyMac Mortgage Investment Trust, 8.00%, Series B(a)	2,721,939
63,687	PennyMac Mortgage Investment Trust, 8.13%, Series A	1,606,186
163,544	Two Harbors Investment Corp., 7.25%, Series C	4,016,641
158,954	Two Harbors Investment Corp., 7.63%, Series B	4,062,864
79,600	Two Harbors Investment Corp., 8.13%, Series A	2,151,588

		43,251,611

	Multi-Utilities - 0.3%
220,745	Integrys Holding, Inc., 6.00%	5,794,556
54,997	Just Energy Group, Inc., 8.50%, Series A (Canada)	1,292,430

		7,086,986

	Oil, Gas & Consumable Fuels - 2.2%
89,675	DCP Midstream LP, 7.88%, Series B(a)	2,287,609
331,930	Enbridge, Inc., 6.38%, Series B (Canada)	8,470,853
250,000	Energy Transfer Partners LP, 7.38%, Series C	6,280,000
190,600	Energy Transfer Partners LP, 7.63%, Series D	4,848,864
63,844	GasLog Partners LP, 8.20%, Series B (Monaco)(a)	1,621,638
80,303	GasLog Partners LP, 8.63%, Series A (Monaco)	2,087,878
115,999	NGL Energy Partners LP, 9.00%, Series B	2,824,576
215,568	NuStar Energy LP, 7.63%, Series B	4,811,478
126,145	NuStar Energy LP, 8.50%, Series A	3,032,526
95,826	NuStar Energy LP, 9.00%, Series C(a)	2,374,568
69,959	Targa Resources Partners LP, 9.00%, Series A(a)	1,881,197
94,296	Teekay LNG Partners LP, 8.50%, Series B (Bermuda)	2,272,534
66,487	Teekay Offshore Partners LP, 8.88%, Series E(a)	1,662,175
83,438	Tsakos Energy Navigation Ltd., 9.50%, Series F	2,085,950
63,839	Tsakos Energy Navigation Ltd., 9.25%, Series E (Greece)(a)	1,610,658

		48,152,504

	Thrifts & Mortgage Finance - 0.3%
284,720	New York Community Bancorp, Inc., 6.38%, Series A	7,644,732

	Total Preferred Stocks & Other Equity Interests (Cost $598,561,331)	583,402,800

	Money Market Fund - 0.4%
8,484,102	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(e)
	(Cost $8,484,102)	8,484,102

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $2,259,194,784) - 99.5%	2,200,284,085

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 2.5%
56,063,105	Invesco Government & Agency Portfolio - Institutional Class, 1.82%(e)(f) (Cost $56,063,105)	56,063,105

	Total Investments in Securities (Cost $2,315,257,889) - 102.0%	2,256,347,190
	Other assets less liabilities - (2.0)%	(43,369,118)

	Net Assets - 100.0%	$2,212,978,072

Schedule of Investments

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

USD - U.S. Dollar

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at July 31, 2018.
(b)	Variable rate coupon. Stated interest rate was in effect at July 31, 2018.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2018 represented less than 1% of the Fund’s Net Assets.

(d)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(e)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco VRDO Tax-Free Weekly ETF (PVI)

July 31, 2018

(Unaudited)

Principal Amount		Interest Rate(a)	Maturity Date	Value
	Municipal Bonds - 98.9%(b)
	Ad Valorem Property Tax - 3.7%
$2,300,000	Washington Maryland Suburban Sanitary District Ser. 15A	0.940%	06/01/2023	$2,300,000

	College & University Revenue - 7.1%
2,500,000	Michigan State University (General Remarketed 2/25/15) Rev. Ser. 00A	0.910	08/15/2030	2,500,000
1,900,000	Washington State Higher Education Facilities Auth. (Whitman College Project) Ref. Ser. 04	0.940	10/01/2029	1,900,000

				4,400,000

	Electric Power Revenue - 6.4%
2,200,000	Santa Clara California Electric Rev. Sub.-Ser. 08B (LOC-Bank Tokyo-Mitsubishi UFJ)(c)	0.710	07/01/2027	2,200,000
1,780,000	Sevier County Tennessee Public Building Auth. (Local Government Improvement Program) Ser. 10V-D-1 (LOC-Bank of America N.A.)(c)	0.970	06/01/2026	1,780,000

				3,980,000

	Health, Hospital, Nursing Home Revenue - 29.2%
200,000	ABAG Finance Auth. For Nonprofit Corporations (Sharp HealthCare) Ser. 09A (LOC-Bank of America N.A.)(c)	0.690	08/01/2024	200,000
180,000	Arizona State Health Facilities Auth. (Banner Health) Ser. 08F (LOC-JPMorgan Chase Bank N.A.)(c)	0.940	01/01/2029	180,000
2,500,000	Arizona State Health Facilities Auth. (Dignity Health) Ser. 05B (LOC-JPMorgan Chase Bank N.A.)(c)	0.950	07/01/2035	2,500,000
2,500,000	California State Statewide Community Development Auth. (Kaiser Permanente) Ser. 04M	0.800	04/01/2038	2,500,000
2,200,000	Cleveland-Cuyahoga County Ohio Port Auth. (Carnegie/89th Garage Project) Ser. 07 (LOC-JPMorgan Chase Bank N.A.)(c)	0.900	01/01/2037	2,200,000
2,500,000	Connecticut State Health & Educational Facilities Auth. (Yale New Heaven Hospital) Rev. Ser. 13O (LOC-Wells Fargo Bank N.A.)(c)	0.910	07/01/2053	2,500,000
300,000	Louisiana State Public Facilities Auth. (Christus Health) Rev. Ref. Ser. 09B2 (LOC-Bank of New York Mellon (The))(c)	0.920	07/01/2047	300,000
2,700,000	Maryland State Health & Higher Educational Facilities Auth. (University of Maryland Medical Systems) Rev. Ser. 07A (LOC-Wells Fargo Bank N.A.)(c)	0.940	07/01/2034	2,700,000
2,500,000	Massachusetts State Health & Educational Facilities Auth. (Partners Healthcare P-1 - Remarketed 05/14/09) Rev. Ser. 97	0.900	07/01/2027	2,500,000
2,500,000	Missouri State Health & Educational Facilities Auth. (BJC Health System) Ser. 08C	0.920	05/15/2038	2,500,000
135,000	University of North Carolina at Chapel Hill Rev. Ref. Ser. 03B	0.890	02/01/2029	135,000

				18,215,000

	Highway Tolls Revenue - 3.7%
2,325,000	Bay Area California Auth. Toll Bridge Rev. Ser. 07 (LOC-Sumitomo Mitsui Banking)(c)	0.500	04/01/2047	2,325,000

	Hotel Occupancy Tax - 0.5%
300,000	Kansas City Missouri Special Obligation (H. Roe Bartle) Ref. Ser. 08F (LOC-Sumitomo Mitsui Banking)(c)	0.950	04/15/2025	300,000

	Lease Revenue - 2.4%
1,500,000	Michigan State Building Auth. Variable (Facilities Program Remarketed 12/18/14) Rev. Ref. Ser. 07I (LOC-Citibank N.A.)(c)	0.940	10/15/2042	1,500,000

	Local or GTD Housing - 8.3%
2,500,000	Indianapolis Indiana Multifamily Housing (Capital Place-Convington) Rev. Ser. 08 (LOC-Fannie Mae)(c)	0.930	05/15/2038	2,500,000
1,200,000	Nebraska State Investment Finance Auth. Single Family Housing Rev. Ser. 10B GNMA	0.930	09/01/2038	1,200,000
1,450,000	New York State Housing Finance Agency (222 E 44th Street Housing) Rev. Ser. 15A (LOC-Bank of China Ltd.)(c)	1.060	05/01/2050	1,450,000

				5,150,000

	Miscellaneous Revenue - 5.3%
1,495,000	Clarksville Tennessee Public Building Auth. (Pooled Financing Tennessee Municipal Bond Fund) Rev. Ser. 99 (LOC-Bank of America N.A.)(c)	1.030	06/01/2029	1,495,000
200,000	New York State Housing Finance Agency Service Contract (Remarketed 10/08/08) Rev. Ref. Ser. 03L (LOC-Bank of America N.A.)(c)	0.910	09/15/2021	200,000

Schedule of Investments

$1,600,000	New York State Urban Development Corp. (CVS Contract) Rev. Ref. Ser. 08A-1 (LOC-Wells Fargo Bank N.A.)(c)	0.920%	01/01/2030	$1,600,000

				3,295,000

	Multiple Utility Revenue - 3.9%
2,400,000	Colorado Springs Colorado Utilities Improvement (Sub.-Lien) Rev. Ser. 06B	0.970	11/01/2036	2,400,000

	Port, Airport & Marina Revenue - 7.2%
2,500,000	Clark County Nevada Appropriation (Sub.-Lien) Rev. Ser. 08D-3 (LOC-Bank of America N.A.)(c)	0.910	07/01/2029	2,500,000
2,000,000	Louisiana State Offshore Terminal Auth. Deepwater Port (Loop LLC Project) Rev. Ref. Ser. 13B (LOC-JPMorgan Chase Bank N.A.)(c)	0.950	09/01/2033	2,000,000

				4,500,000

	Sales Tax Revenue - 7.4%
2,630,000	Florida State Department of Environmental Protection Preservation (Everglades Restoration) Rev. Ser. 07A AGC	0.940	07/01/2027	2,630,000
2,000,000	Nassau County Interim Finance Auth. (Sales Tax Secured) Ser. 08B	0.940	11/15/2021	2,000,000

				4,630,000

	Water Revenue - 13.8%
100,000	Charlotte North Carolina Water & Sewer System Rev. Ser. 06B	0.860	07/01/2036	100,000
2,500,000	Florida Keys Aqueduct Auth. Water Rev. Ref. Ser. 08 (LOC-TD Bank N.A.)(c)	0.900	09/01/2035	2,500,000
2,500,000	JEA Florida Water & Sewer System Rev. Ser. 08B	0.950	10/01/2041	2,500,000
2,000,000	Los Angeles California Department of Water & Power Waterworks (Remarketed 07/25/16) Rev. Sub.-Ser. 01B-4	0.520	07/01/2035	2,000,000
1,500,000	West Palm Beach Florida Utility System Rev. Ser. 08C AGC	0.950	10/01/2038	1,500,000

				8,600,000

	Total Investments in Securities (Cost $61,595,000)(d) - 98.9%			61,595,000
	Other assets less liabilities - 1.1%			703,923

	Net Assets - 100.0%			$62,298,923

Investment Abbreviations:

AGC - Assured Guaranty Corp.

Auth. - Authority

GNMA - Government National Mortgage Association

GTD - Grant To Date

LOC - Letter of Credit

Ref. - Refunding

Rev. - Revenue

Ser. - Series

Sub. - Subordinated

Notes to Schedule of Investments:

(a)	Variable rate coupon. Stated interest rate was in effect at July 31, 2018.
(b)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on July 31, 2018

(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d)

The following table provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio, as of July 31, 2018. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
JPMorgan Chase Bank N.A.	11.2%
Wells Fargo Bank N.A.	11.0
Bank of America N.A.	10.0
Assured Guaranty Corp.	6.7

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco Senior Loan ETF (BKLN)

July 31, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Variable Rate Senior Loan Interests - 90.8%(a)(b)
	Advertising - 0.7%
$50,555,790	Acosta, Inc., Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	5.327%	09/26/2021	$39,615,264
18,744,522	Red Ventures LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	6.077	11/08/2024	18,946,026

				58,561,290

	Aerospace/Defense - 1.9%
	TransDigm, Inc.
39,484,433	Term Loan E (1 mo. USD LIBOR + 2.50%)	4.577	05/30/2025	39,518,587
108,298,843	Term Loan F (1 mo. USD LIBOR + 2.50%)	4.577	06/09/2023	108,486,200

				148,004,787

	Building Materials - 0.8%
65,323,466	Quikrete Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	4.827	11/15/2023	65,357,434

	Chemicals - 1.7%
36,790,775	Axalta Coating Systems U.S. Holdings, Inc., Term Loan B-3 (3 mo. USD LIBOR + 1.75%)	4.084	06/01/2024	36,832,901
35,000,000	GrafTech Finance, Inc., Term Loan (1 mo. USD LIBOR + 3.50%)	5.590	02/15/2025	35,054,775
58,693,855	H.B. Fuller Co., Term Loan (1 mo. USD LIBOR + 2.00%)	4.086	10/20/2024	58,783,363

				130,671,039

	Commercial Services - 3.0%
59,754,724	Allied Universal Holdco LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	5.827	07/28/2022	59,007,790
45,489,322	PAREXEL International Corp., Term Loan (1 mo. USD LIBOR + 2.75%)	4.827	09/27/2024	45,404,029
88,334,841	Prime Security Services Borrower LLC, First Lien Term Loan B-1 (1 mo. USD LIBOR + 2.75%)	4.827	05/02/2022	88,585,712
47,693,358	Team Health Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	4.827	02/06/2024	46,441,407

				239,438,938

	Computers - 7.4%
	Dell International LLC
108,400,946	Term Loan A-2 (1 mo. USD LIBOR + 1.75%)	3.830	09/07/2021	108,435,092
115,525,196	Term Loan B (1 mo. USD LIBOR + 2.00%)	4.080	09/07/2023	115,681,732
76,731,555	McAfee LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	6.572	09/30/2024	77,341,187
79,324,399	Tempo Acquisition LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	5.077	05/01/2024	79,494,550
	Western Digital Corp.
114,536,751	Term Loan A-1 (1 mo. USD LIBOR + 1.50%)	3.594	02/27/2023	114,966,264
87,210,568	Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	3.827	04/29/2023	87,346,617

				583,265,442

	Electric - 1.5%
	Vistra Operations Co. LLC
65,045,230	Term Loan (1 mo. USD LIBOR + 2.00%)	4.679	08/04/2023	65,013,684
54,580,427	Term Loan (1 mo. USD LIBOR + 2.00%)	4.070	12/31/2025	54,519,024

				119,532,708

	Engineering & Construction - 1.0%
77,687,651	Brand Energy & Infrastructure Services, Inc., Term Loan (3 mo. USD LIBOR + 4.25%)	6.600	06/21/2024	78,153,000

	Entertainment - 4.4%
80,170,051	Alpha Topco Ltd., Term Loan B (United Kingdom) (1 mo. USD LIBOR + 2.50%)	4.577	02/01/2024	79,819,307
33,000,000	Aristocrat Technologies, Inc., Term Loan B-3 (Australia) (3 mo. USD LIBOR + 1.75%)	4.098	10/19/2024	33,004,455
20,967,500	Crown Finance US, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	4.577	02/28/2025	20,927,033
112,843,097	Scientific Games International, Inc., Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	4.921	08/14/2024	113,054,678
27,207,784	Stars Group (US) Co-Borrower LLC, Term Loan (3 mo. USD LIBOR + 3.50%)	5.831	07/10/2025	27,489,793
69,745,027	William Morris Endeavor Entertainment LLC, Term Loan B-1 (2 mo. USD LIBOR + 2.75%)	4.930	05/18/2025	69,585,311

				343,880,577

	Food - 3.2%
85,140,397	Albertson’s LLC, Term Loan B-4 (1 mo. USD LIBOR + 2.75%)	4.827	08/25/2021	84,927,546
46,939,468	JBS USA Lux SA, Term Loan (1 mo. USD LIBOR + 2.50%)	4.835	10/30/2022	46,956,131
59,375,898	Post Holdings, Inc., Series A, Term Loan (1 mo. USD LIBOR + 2.00%)	4.070	05/24/2024	59,481,884
56,919,959	US Foods, Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	4.077	06/27/2023	56,963,502

				248,329,063

Schedule of Investments

	Healthcare-Products - 0.8%
$64,238,469	Ortho-Clinical Diagnostics SA, Term Loan (Luxembourg) (1 mo. USD LIBOR + 3.25%)	5.336%	06/30/2025	$64,267,055

	Healthcare-Services - 3.9%
91,419,845	DaVita HealthCare Partners, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	4.827	06/24/2021	92,072,583
57,161,664	Envision Healthcare Corp., Term Loan (1 mo. USD LIBOR + 3.00%)	5.080	12/01/2023	57,233,116
77,618,912	MPH Acquisition Holdings LLC, Term Loan (3 mo. USD LIBOR + 2.75%)	5.084	06/07/2023	77,711,278
76,834,862	Pharmaceutical Product Development, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	4.577	08/18/2022	76,964,713

				303,981,690

	Insurance - 5.1%
7,293,335	Alliant Holdings Intermediate LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	5.078	05/09/2025	7,302,051
	Asurion LLC
28,039,439	Term Loan B-2 (1 mo. USD LIBOR + 6.50%)	8.577	08/04/2025	28,495,080
76,682,297	Term Loan B-4 (1 mo. USD LIBOR + 3.00%)	5.077	08/04/2022	76,757,446
84,885,779	Term Loan B-6 (1 mo. USD LIBOR + 3.00%)	5.077	11/03/2023	84,891,296
47,015,816	Term Loan B-7 (3 mo. USD LIBOR + 3.00%)	5.179	11/15/2024	47,015,816
86,687,570	HUB International Ltd., Term Loan (2 mo. USD LIBOR + 3.00%)	5.360	04/25/2025	86,737,415
66,815,063	USI, Inc., Term Loan (3 mo. USD LIBOR + 3.00%)	5.334	05/16/2024	66,714,841

				397,913,945

	Internet - 1.6%
63,749,704	Go Daddy Operating Co. LLC, Term Loan B-1 (1 mo. USD LIBOR + 2.25%)	4.327	02/15/2024	63,964,859
65,724,461	Micro Holding LP, First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	5.829	09/13/2024	65,965,013

				129,929,872

	Investment Companies - 1.4%
110,969,335	RPI Finance Trust, Term Loan B-6 (3 mo. USD LIBOR + 2.00%)	4.334	03/27/2023	111,351,070

	Lodging - 4.3%
118,818,099	Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.75%)	4.827	12/23/2024	119,440,112
51,279,180	Golden Nugget, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	4.830	10/04/2023	51,496,348
88,557,765	Hilton Worldwide Finance LLC, Series B-2 Term Loan (1 mo. USD LIBOR + 1.75%)	3.814	10/25/2023	88,960,260
76,723,801	Las Vegas Sands LLC, Term Loan (1 mo. USD LIBOR + 1.75%)	3.827	03/27/2025	76,663,956

				336,560,676

	Machinery-Construction & Mining - 0.7%
56,280,959	Cortes NP Acquisition Corp., Term Loan B (1 mo. USD LIBOR + 4.00%)	6.100	11/30/2023	56,011,092

	Media - 9.4%
151,059,700	Charter Communications Operating LLC, Term Loan B (1 mo. USD LIBOR + 2.00%)	4.080	04/30/2025	151,317,257
77,014,491	CSC Holdings LLC, Term Loan (1 mo. USD LIBOR + 2.25%)	4.322	07/17/2025	76,718,755
112,174,940	iHeartCommunications, Inc., Term Loan D (1 mo. USD LIBOR + 6.75%)(c)(d)	8.929	01/30/2019	87,543,566
59,001,976	Nielsen Finance LLC, Term Loan B-4 (1 mo. USD LIBOR + 2.00%)	4.097	10/04/2023	58,812,285
	Numericable-SFR SA
43,952,162	Term Loan B-12 (France) (1 mo. USD LIBOR + 3.00%)	5.072	01/31/2026	42,666,561
17,594,476	Term Loan B-13 (3 mo. USD LIBOR + 3.00%)	6.179	01/31/2026	17,241,179
73,438,763	Radiate Holdco LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	5.077	02/01/2024	72,865,206
71,580,912	Univision Communications, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	4.827	03/15/2024	69,592,394
55,328,193	Virgin Media Bristol LLC, Term Loan K (1 mo. USD LIBOR + 2.50%)	4.572	01/15/2026	55,326,810
59,076,255	WideOpenWest Finance LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	5.329	08/18/2023	56,787,050
49,400,818	Ziggo Secured Finance Partnership, Term Loan E (Netherlands) (1 mo. USD LIBOR + 2.50%)	4.572	04/15/2025	49,157,025

				738,028,088

	Oil & Gas - 0.8%
69,684,250	Seadrill Operating LP, Term Loan (United Kingdom) (3 mo. USD LIBOR + 6.00%)	8.334	02/21/2021	65,328,984

	Oil & Gas Services - 0.8%
60,168,617	McDermott Technology (Americas), Inc., Term Loan B (1 mo. USD LIBOR + 5.00%)	7.077	05/12/2025	60,631,314

	Packaging & Containers - 0.6%
46,667,653	Reynolds Group Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	4.827	02/05/2023	46,874,158

	Pharmaceuticals - 7.1%
78,480,350	Amneal Pharmaceuticals LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	5.625	05/04/2025	79,167,445
142,239,723	Change Healthcare Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	4.827	03/01/2024	142,190,650
95,582,011	Endo LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	6.375	04/29/2024	95,831,002
124,995,588	Grifols Worldwide Operations USA, Inc., Term Loan B (Spain) (3 mo. USD LIBOR + 2.25%)	4.200	01/31/2025	125,506,820
115,428,390	Valeant Pharmaceuticals International, Inc., Term Loan (Canada) (1 mo. USD LIBOR + 3.00%)	5.092	06/01/2025	115,727,350

				558,423,267

	Real Estate - 1.2%
20,000,000	Brookfield Retail Holdings VII Sub 3 LLC, Term Loan B (3 mo. USD LIBOR + 3.75%)	4.679	05/07/2025	19,864,600

Schedule of Investments

$71,421,913	Cushman & Wakefield, First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.490%	11/04/2021	$71,592,612

				91,457,212

	REITs - 0.7%
53,966,507	Communications Sales & Leasing, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	5.077	10/24/2022	51,762,785
2,500,000	VICI Properties 1 LLC, Term Loan B (1 mo. USD LIBOR + 2.00%)	4.081	12/20/2024	2,506,050

				54,268,835

	Retail - 8.0%
79,262,387	Bass Pro Group LLC, Term Loan (1 mo. USD LIBOR + 5.00%)	7.077	09/25/2024	80,005,472
59,480,076	Harbor Freight Tools USA, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	4.577	08/18/2023	59,353,680
60,072,894	Michaels Stores, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	4.572	01/30/2023	60,120,051
75,597,863	Neiman Marcus Group, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	5.336	10/25/2020	66,966,855
152,724,524	New Red Finance, Inc., Term Loan B-3 (Canada) (1 mo. USD LIBOR + 2.25%)	4.327	02/16/2024	152,819,977
65,764,526	Petco Animal Supplies, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	5.179	01/26/2023	47,473,767
113,248,236	PetSmart, Inc., Term Loan B-2 (1 mo. USD LIBOR + 3.00%)	5.100	03/11/2022	94,395,802
70,735,811	Staples, Inc., Term Loan (3 mo. USD LIBOR + 4.00%)	6.358	09/12/2024	70,215,903

				631,351,507

	Semiconductors - 0.2%
15,307,941	Microchip Technology, Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	4.080	05/29/2025	15,365,346

	Software - 8.4%
91,216,019	Almonde, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	5.807	06/13/2024	90,083,116
	Boxer Parent Co., Inc.
54,569,767	Term Loan (1 mo. USD LIBOR + 3.25%)	6.429	06/28/2025	54,623,245
37,912,193	Term Loan B-2 (1 mo. USD LIBOR + 3.25%)	5.327	09/10/2022	37,985,932
	First Data Corp.
66,998,464	Term Loan (1 mo. USD LIBOR + 2.00%)	4.069	07/08/2022	67,078,192
85,382,557	Term Loan (1 mo. USD LIBOR + 2.00%)	4.069	04/26/2024	85,455,985
49,895,196	Infor (US), Inc., Term Loan B-6 (1 mo. USD LIBOR + 2.75%)	4.929	02/01/2022	50,024,425
64,407,847	Kronos, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	5.358	11/01/2023	64,678,682
2,636,724	MA Finance Co. LLC, Term Loan B-3 (United Kingdom) (1 mo. USD LIBOR + 2.25%)	4.577	06/21/2024	2,630,541
78,406,767	Rackspace Hosting, Inc., Term Loan B (3 mo. USD LIBOR + 3.00%)	5.363	11/03/2023	78,137,439
17,804,703	Seattle Spinco, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	4.929	06/21/2024	17,762,951
	SS&C Technologies, Inc.
82,354,902	Term Loan B-3 (1 mo. USD LIBOR + 2.50%)	4.577	04/16/2025	82,692,145
31,390,707	Term Loan B-4 (1 mo. USD LIBOR + 2.50%)	4.577	04/16/2025	31,519,252

				662,671,905

	Telecommunications - 8.6%
71,341,250	Avaya, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	6.322	12/15/2024	71,757,526
152,782,300	CenturyLink, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	4.827	01/31/2025	150,624,250
27,000,000	Intelsat Jackson Holdings SA, Term Loan B-3 (Luxembourg) (1 mo. USD LIBOR + 3.75%)	5.827	11/27/2023	27,113,940
115,604,855	Level 3 Financing, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	4.331	02/22/2024	115,926,237
40,138,820	Maxar Technologies Ltd., Term Loan B (Canada) (1 mo. USD LIBOR + 2.75%)	4.854	10/04/2024	40,157,485
49,776,820	SBA Senior Finance II LLC, Term Loan (1 mo. USD LIBOR + 2.00%)	4.080	04/11/2025	49,705,390
110,599,714	Sprint Communications, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	4.625	02/02/2024	110,765,613
42,208,870	Telesat LLC, Term Loan B-4 (Canada) (3 mo. USD LIBOR + 2.50%)	4.840	11/17/2023	42,349,425
68,234,679	West Corp., Term Loan B (1 mo. USD LIBOR + 4.00%)	6.077	10/10/2024	68,319,972

				676,719,838

	Trucking & Leasing - 1.6%
127,458,783	Avolon TLB Borrower 1 US LLC, Term Loan B-3 (Ireland) (1 mo. USD LIBOR + 2.00%)	4.086	01/15/2025	126,726,532

	Total Variable Rate Senior Loan Interests (Cost $7,192,556,323)			7,143,056,664

	Corporate Bonds - 3.0%
	Computers - 0.3%
24,793,000	Dell International LLC(e)	5.450	06/15/2023	26,082,332

	Media - 1.7%
24,174,000	iHeartCommunications, Inc.(c)(d)	9.000	12/15/2019	18,734,850
1,874,000	Univision Communications, Inc.(e)	6.750	09/15/2022	1,918,507
57,098,000	Univision Communications, Inc.(e)	5.125	05/15/2023	54,671,335
30,600,000	Virgin Media Secured Finance PLC (United Kingdom)(e)	5.250	01/15/2026	28,878,750
5,000,000	Virgin Media Secured Finance PLC (United Kingdom)(e)	5.500	08/15/2026	4,775,000
20,650,000	Ziggo BV (Netherlands)(e)	5.500	01/15/2027	19,720,750

				128,699,192

	Packaging & Containers - 0.4%
5,000,000	Reynolds Group Holdings, Inc. (3 mo. USD LIBOR + 3.50%)(e)(f)	5.839	07/15/2021	5,072,500

Schedule of Investments

$28,588,678	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu	5.750%	10/15/2020	$28,675,873

				33,748,373

	Software - 0.6%
46,000,000	First Data Corp.(e)	5.000	01/15/2024	46,661,250

	Total Corporate Bonds (Cost $243,959,120)			235,191,147

Number of Shares
	Money Market Fund - 8.8%
690,377,123	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(g) (Cost $690,377,123)			690,377,123

	Total Investments in Securities (Cost $8,126,892,566) - 102.6%			8,068,624,934
	Other assets less liabilities - (2.6)%			(203,490,851)

	Net Assets - 100.0%			$7,865,134,083

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

REIT - Real Estate Investment Trust

USD - U.S. Dollar

Notes to Schedule of Investments:

(a)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(b)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(c)

Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at July 31, 2018 was $106,278,416, which represented 1.35% of the Fund’s Net Assets.

(d)	The borrower has filed for protection in federal bankruptcy court.
(e)

Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2018 was $187,780,424, which represented 2.39% of the Fund’s Net Assets.

(f)	Interest and dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2018.
(g)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco DWA Momentum & Low Volatility Rotation ETF (DWLV)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Exchange-Traded Funds - 99.9%(a)
159,981	Invesco DWA Developed Markets Momentum ETF	$4,492,266
227,898	Invesco DWA Emerging Markets Momentum ETF	4,567,076
192,623	Invesco DWA Momentum ETF	10,831,191
204,129	Invesco DWA SmallCap Momentum ETF	11,096,452
85,830	Invesco S&P 500® Low Volatility ETF	4,205,670
70,075	Invesco S&P Emerging Markets Low Volatility ETF	1,789,015
51,820	Invesco S&P International Developed Low Volatility ETF	1,711,615
84,117	Invesco S&P SmallCap Low Volatility ETF	4,172,203

	Total Exchange-Traded Funds (Cost $40,747,474)	42,865,488

	Money Market Fund - 0.1%
22,379	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(b) (Cost $22,379)	22,379

	Total Investments in Securities (Cost $40,769,853) - 100.0%	42,887,867
	Other assets less liabilities - 0.0%	11,275

	Net Assets - 100.0%	$42,899,142

Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a)

Affiliated Company. The security and the Fund are affiliated by having the same investment adviser. The table below shows the Fund’s transactions in, and earnings from, its investment in affiliates (excluding affiliated money market funds) for the nine months ended July 31, 2018.

	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2018	Dividend Income
Invesco DWA Developed Markets Momentum ETF	$503,036	$4,155,027	$(168,651)	$(28,128)	$30,982	$4,492,266	$33,158
Invesco DWA Emerging Markets Momentum ETF	512,319	4,418,843	(182,229)	(226,344)	44,487	4,567,076	29,906
Invesco DWA Momentum ETF	1,124,449	9,502,092	(387,670)	521,848	70,472	10,831,191	6,239
Invesco DWA SmallCap Momentum	1,129,159	9,499,464	(387,877)	769,676	86,030	11,096,452	3,791
Invesco S&P 500® Low Volatility ETF	459,484	3,737,669	(152,683)	150,498	10,702	4,205,670	36,622
Invesco S&P Emerging Markets Low Volatility ETF	198,325	1,680,997	(70,103)	(29,749)	9,545	1,789,015	13,100
Invesco S&P International Developed Low Volatility ETF	198,475	1,599,857	(66,048)	(26,280)	5,611	1,711,615	28,154
Invesco S&P SmallCap Low Volatility ETF	449,543	3,575,537	(147,493)	270,098	24,518	4,172,203	28,083

Total Investments in Affiliates	$4,574,790	$38,169,486	$(1,562,754)	$1,401,619	$282,347	$42,865,488	$179,053

(b)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco DWA SmallCap Momentum ETF (DWAS)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Consumer Discretionary - 12.1%
31,934	Adtalem Global Education, Inc.(b)	$1,742,000
72,069	Boot Barn Holdings, Inc.(b)	1,685,694
114,519	Career Education Corp.(b)	2,107,150
40,852	Carvana Co., Class A(b)(c)	1,756,636
7,582	Cavco Industries, Inc.(b)	1,610,796
91,628	Chegg, Inc.(b)	2,538,096
47,995	Conn’s, Inc.(b)(c)	1,627,030
82,586	Crocs, Inc.(b)	1,495,632
12,932	Deckers Outdoor Corp.(b)	1,459,118
199,104	Drive Shack, Inc.(b)	1,234,445
99,829	Eldorado Resorts, Inc.(b)	4,277,673
16,140	Five Below, Inc.(b)	1,568,162
73,497	Fossil Group, Inc.(b)	1,925,621
19,213	Johnson Outdoors, Inc., Class A	1,557,598
35,424	Malibu Boats, Inc., Class A(b)	1,331,588
52,684	MCBC Holdings, Inc.(b)	1,314,993
33,845	Monarch Casino & Resort, Inc.(b)	1,613,391
16,290	Nathan’s Famous, Inc.	1,600,492
140,260	Noodles & Co., Class A(b)(c)	1,465,717
22,359	Ollie’s Bargain Outlet Holdings, Inc.(b)	1,553,951
46,440	Penn National Gaming, Inc.(b)	1,488,402
33,720	Planet Fitness, Inc., Class A(b)	1,602,374
18,165	RH(b)(c)	2,467,897
50,251	Stoneridge, Inc.(b)	1,708,534
19,089	TopBuild Corp.(b)	1,417,931
164,538	Town Sports International Holdings, Inc.(b)(c)	1,777,010
23,653	World Wrestling Entertainment, Inc., Class A	1,871,189
86,544	ZAGG, Inc.(b)	1,289,506

		49,088,626

	Consumer Staples - 2.9%
17,133	Medifast, Inc.	2,941,393
66,772	MGP Ingredients, Inc.	5,479,978
128,281	Natural Grocers by Vitamin Cottage, Inc.(b)(c)	1,702,289
49,613	Turning Point Brands, Inc.	1,660,051

		11,783,711

	Energy - 3.0%
64,627	California Resources Corp.(b)	2,353,069
152,004	Comstock Resources, Inc.(b)	1,383,236
31,186	Delek US Holdings, Inc.	1,662,838
39,919	Mammoth Energy Services, Inc.(c)	1,485,785
43,794	Penn Virginia Corp.(b)	3,701,469
68,562	Unit Corp.(b)	1,707,194

		12,293,591

	Financials - 14.9%
28,715	Ameris Bancorp	1,338,119
111,143	B. Riley Financial, Inc.(c)	2,434,032
53,693	Carolina Financial Corp.	2,241,683
36,507	Cathay General Bancorp	1,518,326
50,399	CenterState Bank Corp.	1,398,572
27,288	Eagle Bancorp, Inc.(b)	1,474,916
68,440	eHealth, Inc.(b)	1,624,766
55,554	Enova International, Inc.(b)	1,722,174

28,221	Enterprise Financial Services Corp.	$1,587,431
16,737	Federal Agricultural Mortgage Corp., Class C	1,578,132
196,223	First BanCorp/Puerto Rico(b)	1,612,953
36,934	First Bancorp/Southern Pines NC	1,529,806
44,361	First Bancshares, Inc. (The)	1,710,117
48,949	First Defiance Financial Corp.	1,574,200
44,907	First Financial Bankshares, Inc.	2,541,736
35,620	First Merchants Corp.	1,681,264
68,341	Green Bancorp, Inc.	1,660,686
23,226	Green Dot Corp., Class A(b)	1,842,286
34,166	Hamilton Lane, Inc., Class A	1,673,109
73,205	Horizon Bancorp, Inc.	1,538,037
173,711	Independent Bank Corp./MI	4,255,919
30,057	Kinsale Capital Group, Inc.	1,780,126
79,399	Meridian Bancorp, Inc.	1,453,002
27,133	Nicolet Bankshares, Inc.(b)	1,501,812
90,155	NMI Holdings, Inc., Class A(b)	1,884,240
45,410	Old Line Bancshares, Inc.	1,556,655
32,019	Preferred Bank	1,992,863
42,501	Regional Management Corp.(b)	1,409,758
47,624	Seacoast Banking Corp. of Florida(b)	1,395,859
36,846	Triumph Bancorp, Inc.(b)	1,413,044
47,192	United Community Banks, Inc.	1,417,176
136,963	United Community Financial Corp.	1,431,263
26,816	Walker & Dunlop, Inc.	1,589,116
13,155	World Acceptance Corp.(b)	1,314,316
27,973	WSFS Financial Corp.	1,586,069

		60,263,563

	Health Care - 34.1%
27,128	Addus HomeCare Corp.(b)	1,794,517
34,683	Arena Pharmaceuticals, Inc.(b)	1,338,417
126,824	Array BioPharma, Inc.(b)	1,951,821
358,548	Arrowhead Pharmaceuticals, Inc.(b)(c)	5,224,044
36,771	Audentes Therapeutics, Inc.(b)	1,384,428
129,720	AxoGen, Inc.(b)	5,827,671
48,227	BioTelemetry, Inc.(b)	2,531,918
427,338	CareDx, Inc.(b)	5,751,969
220,405	Cerus Corp.(b)	1,633,201
296,231	Codexis, Inc.(b)	4,265,726
56,283	CryoLife, Inc.(b)	1,677,233
286,922	CryoPort, Inc.(b)(c)	4,234,969
38,565	Cutera, Inc.(b)	1,542,600
286,924	Cymabay Therapeutics, Inc.(b)(c)	3,210,680
145,582	CytoSorbents Corp.(b)(c)	1,746,984
35,454	Deciphera Pharmaceuticals, Inc.(b)	1,219,618
15,946	Enanta Pharmaceuticals, Inc.(b)	1,555,054
357,214	Endocyte, Inc.(b)	5,472,518
174,810	Fate Therapeutics, Inc.(b)	1,561,053
33,364	G1 Therapeutics, Inc.(b)	1,713,241
197,589	Galectin Therapeutics, Inc.(b)(c)	997,824
28,866	Globus Medical, Inc., Class A(b)	1,486,022
17,121	Haemonetics Corp.(b)	1,671,694
20,169	HealthEquity, Inc.(b)	1,522,760
53,289	Heska Corp.(b)	5,342,222
62,174	Immunomedics, Inc.(b)	1,487,824
26,219	Inogen, Inc.(b)	5,224,136
24,044	Integer Holdings Corp.(b)	1,717,944
43,754	Intersect ENT, Inc.(b)	1,415,442
19,568	iRhythm Technologies, Inc.(b)	1,478,362
149,716	Kindred Biosciences, Inc.(b)	2,028,652
8,060	Ligand Pharmaceuticals, Inc.(b)	1,759,740
31,458	Merit Medical Systems, Inc.(b)	1,708,169
117,729	Mirati Therapeutics, Inc.(b)	7,228,561
64,846	Neogen Corp.(b)	5,343,310
60,545	Novocure Ltd.(b)	2,058,530

Schedule of Investments(a)

10,239	Penumbra, Inc.(b)	$1,456,498
23,221	Quidel Corp.(b)	1,575,777
226,277	R1 RCM, Inc.(b)	1,814,742
23,562	REGENXBIO, Inc.(b)	1,656,409
133,628	Rocket Pharmaceuticals, Inc.(b)	2,740,710
114,267	Savara, Inc.(b)	1,258,080
104,879	Sientra, Inc.(b)	2,146,873
70,178	Simulations Plus, Inc.	1,245,660
264,371	Sorrento Therapeutics, Inc.(b)(c)	1,480,478
59,862	STAAR Surgical Co.(b)	1,846,743
89,130	Stemline Therapeutics, Inc.(b)	1,372,602
29,321	Supernus Pharmaceuticals, Inc.(b)	1,552,547
194,095	T2 Biosystems, Inc.(b)	1,162,629
34,992	Tabula Rasa HealthCare, Inc.(b)	2,037,934
32,160	Tactile Systems Technology, Inc.(b)	1,545,931
32,344	Teladoc, Inc.(b)	1,935,788
41,981	Tenet Healthcare Corp.(b)	1,579,745
37,712	Triple-S Management Corp., Class B(b)	1,339,153
86,369	uniQure N.V. (Netherlands)(b)(c)	2,667,938
15,804	US Physical Therapy, Inc.	1,655,469
13,564	Utah Medical Products, Inc.	1,315,708
187,264	Verastem, Inc.(b)	1,441,933
51,662	Zogenix, Inc.(b)	2,931,819

		137,870,020

	Industrials - 13.9%
33,091	ArcBest Corp.	1,540,386
23,232	Axon Enterprise, Inc.(b)	1,578,150
17,713	Barrett Business Services, Inc.	1,627,470
67,334	CAI International, Inc.(b)	1,545,989
101,821	Casella Waste Systems, Inc., Class A(b)	2,806,187
68,046	CBIZ, Inc.(b)	1,497,012
24,978	Chart Industries, Inc.(b)	1,950,532
33,084	Comfort Systems USA, Inc.	1,837,816
68,560	DMC Global, Inc.	2,814,388
32,214	Douglas Dynamics, Inc.	1,581,707
629,384	Enphase Energy, Inc.(b)(c)	3,744,835
76,480	Harsco Corp.(b)	1,938,768
28,614	Insperity, Inc.	2,721,191
24,193	Korn/Ferry International	1,596,254
47,939	NV5 Global, Inc.(b)	3,609,807
24,176	Omega Flex, Inc.	2,230,961
11,978	RBC Bearings, Inc.(b)	1,741,362
19,168	Saia, Inc.(b)	1,444,309
16,667	SiteOne Landscape Supply, Inc.(b)	1,486,030
53,890	SkyWest, Inc.	3,228,011
113,588	Sunrun, Inc.(b)	1,606,134
53,030	Systemax, Inc.	2,371,501
56,959	Trex Co., Inc.(b)	4,427,993
28,015	TriNet Group, Inc.(b)	1,508,608
41,361	Universal Forest Products, Inc.	1,523,739
38,480	Vicor Corp.(b)	2,214,524

		56,173,664

	Information Technology - 15.0%
26,575	AppFolio, Inc., Class A(b)	1,918,715
82,488	Blucora, Inc.(b)	2,866,458
45,251	Brooks Automation, Inc.	1,383,775
14,213	Cabot Microelectronics Corp.	1,711,956
72,130	Care.com, Inc.(b)	1,299,783
24,437	Coupa Software, Inc.(b)	1,498,232
47,118	CTS Corp.	1,644,418
59,705	ePlus, Inc.(b)	5,889,898
31,543	Everbridge, Inc.(b)	1,418,804
279,165	Everi Holdings, Inc.(b)	2,051,863
103,121	Five9, Inc.(b)	3,289,560
11,500	HubSpot, Inc.(b)	1,427,150
96,496	Immersion Corp.(b)	1,354,804

69,744	LivePerson, Inc.(b)	$1,618,061
14,918	New Relic, Inc.(b)	1,457,489
41,387	PROS Holdings, Inc.(b)	1,537,113
29,956	Q2 Holdings, Inc.(b)	1,771,897
29,832	QAD, Inc., Class A	1,485,634
16,960	Qualys, Inc.(b)	1,477,216
136,315	QuinStreet, Inc.(b)	1,807,537
47,937	Rapid7, Inc.(b)	1,333,128
29,560	RingCentral, Inc., Class A(b)	2,180,050
49,004	Rudolph Technologies, Inc.(b)	1,401,514
31,384	Semtech Corp.(b)	1,489,171
13,017	Stamps.com, Inc.(b)	3,397,437
53,383	TechTarget, Inc.(b)	1,517,145
81,188	TTM Technologies, Inc.(b)	1,409,424
56,171	Upland Software, Inc.(b)	1,759,276
114,161	USA Technologies, Inc.(b)	1,535,465
21,219	Varonis Systems, Inc.(b)	1,268,366
31,542	Virtusa Corp.(b)	1,666,364
41,812	Vishay Precision Group, Inc.(b)	1,668,299
46,514	XO Group, Inc.(b)	1,310,764

		60,846,766

	Materials - 3.1%
56,206	Allegheny Technologies, Inc.(b)	1,562,527
24,083	Chase Corp.	2,974,251
154,566	Forterra, Inc.(b)(c)	1,398,822
18,965	Ingevity Corp.(b)	1,890,242
22,643	KMG Chemicals, Inc.	1,625,767
10,335	Quaker Chemical Corp.	1,834,876
125,276	SunCoke Energy, Inc.(b)	1,429,399

		12,715,884

	Real Estate - 0.6%
25,979	RMR Group, Inc. (The), Class A	2,254,977

	Telecommunication Services - 0.4%
135,772	Vonage Holdings Corp.(b)	1,739,239

	Total Common Stocks (Cost $354,871,507)	405,030,041

	Money Market Fund - 0.0%
51,602	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(d) (Cost $51,602)	51,602

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $354,923,109) - 100.0%	405,081,643

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 5.1%
20,682,492	Invesco Government & Agency Portfolio - Institutional Class, 1.82%(d)(e) (Cost $20,682,492)	20,682,492

	Total Investments in Securities (Cost $375,605,601) - 105.1%	425,764,135
	Other assets less liabilities - (5.1)%	(20,801,949)

	Net Assets - 100.0%	$404,962,186

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2018.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco DWA Tactical Multi-Asset Income ETF (DWIN)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Exchange-Traded Funds - 99.9%(a)
460,859	Invesco Emerging Markets Sovereign Debt ETF	$12,590,668
560,954	Invesco Global Short Term High Yield Bond ETF	13,185,280
435,544	Invesco KBW Premium Yield Equity REIT ETF(b)	15,418,258
967,525	Invesco Preferred ETF	14,019,437
424,154	Invesco Taxable Municipal Bond ETF	12,461,644

	Total Exchange-Traded Funds (Cost $70,540,920)	67,675,287

	Money Market Fund - 0.1%
64,793	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(c) (Cost $64,793)	64,793

	Total Investments in Securities
	(excluding investments purchased with cash collateral from securities on loan) (Cost $70,605,713) - 100.0%	67,740,080

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 2.8%
1,890,000	Invesco Government & Agency Portfolio - Institutional Class, 1.82%(c)(d) (Cost $1,890,000)	1,890,000

	Total Investments in Securities (Cost $72,495,713) - 102.8%	69,630,080
	Other assets less liabilities - (2.8)%	(1,902,502)

	Net Assets - 100.0%	$67,727,578

Investment Abbreviations:

ETF - Exchange-Traded Fund

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Affiliated Company. The security and the Fund are affiliated by having the same investment adviser. The table below shows the Fund’s transactions in, and earnings from, its investment in affiliates (excluding affiliated money market funds) for the nine months ended July 31, 2018.

	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2018	Dividend Income
Invesco Emerging Markets Sovereign Debt ETF	$21,422,161	$154,156	$(7,573,776)	$(1,365,018)	$(46,855)	$12,590,668	$533,000
Invesco Global Short Term High Yield Bond ETF	21,277,359	155,243	(7,723,783)	(582,717)	59,178	13,185,280	656,804
Invesco KBW Premium Yield Equity REIT ETF	25,071,257	170,787	(8,224,796)	(1,428,472)	(170,518)	15,418,258	1,052,812
Invesco Preferred ETF	22,714,681	164,290	(8,212,980)	(483,511)	(163,043)	14,019,437	750,790
Invesco Taxable Municipal Bond ETF	—	14,710,430	(1,900,323)	(319,346)	(29,117)	12,461,644	185,270

Total Investments in Affiliates	$90,485,458	$15,354,906	$(33,635,658)	$(4,179,064)	$(350,355)	$67,675,287	$3,178,676

(b)	All or a portion of this security was out on loan at July 31, 2018.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco DWA Tactical Sector Rotation ETF (DWTR)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Exchange-Traded Funds - 100.0%(a)
340,137	Invesco DWA Consumer Cyclicals Momentum ETF	$18,666,719
397,486	Invesco DWA Energy Momentum ETF(b)	17,171,395
412,217	Invesco DWA Industrials Momentum ETF	25,578,065
373,924	Invesco DWA Technology Momentum ETF	22,424,222

	Total Exchange-Traded Funds (Cost $74,106,920)	83,840,401

	Money Market Fund - 0.0%
33,959	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(c) (Cost $33,959)	33,959

	Total Investments in Securities
	(excluding investments purchased with cash collateral from securities on loan)
	(Cost $74,140,879) - 100.0%	83,874,360

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 0.2%
119,475	Invesco Government & Agency Portfolio - Institutional Class, 1.82%(c)(d) (Cost $119,475)	119,475

	Total Investments in Securities (Cost $74,260,354) - 100.2%	83,993,835
	Other assets less liabilities - (0.2)%	(129,062)

	Net Assets - 100.0%	$83,864,773

Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a)

Affiliated Company. The security and the Fund are affiliated by having the same investment adviser. The table below shows the Fund’s transactions in, and earnings from, its investment in affiliates (excluding affiliated money market funds) for the nine months ended July 31, 2018.

	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2018	Dividend Income
Invesco DWA Consumer Cyclicals Momentum ETF	$—	$35,519,423	$(18,404,748)	$(114,103)	$1,666,147	$18,666,719	$16,592
Invesco DWA Energy Momentum ETF	—	20,432,670	(3,341,572)	135,061	(54,764)	17,171,395	46,842
Invesco DWA Financial Momentum ETF*	15,672,930	11,862,074	(27,903,468)	(1,421,347)	1,789,811	—	114,456
Invesco DWA Healthcare Momentum ETF*	13,521,469	2,734,526	(15,839,118)	(1,502,697)	1,085,820	—	—
Invesco DWA Industrials Momentum ETF	21,456,310	19,211,212	(15,729,379)	(76,667)	716,589	25,578,065	18,341
Invesco DWA Technology Momentum ETF	17,230,598	17,175,083	(13,669,738)	925,332	762,947	22,424,222	11,880

Total Investments in Affiliates	$67,881,307	$106,934,988	$(94,888,023)	$(2,054,421)	$5,966,550	$83,840,401	$208,111

*	At July 31, 2018, this security was no longer held.
(b)	All or a portion of this security was out on loan at July 31, 2018.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Auto Components - 12.9%
95,148	American Axle & Manufacturing Holdings, Inc.(b)	$1,590,875
48,403	Cooper Tire & Rubber Co.	1,381,906
15,568	Cooper-Standard Holdings, Inc.(b)	2,098,566
28,403	Dorman Products, Inc.(b)	2,121,136
36,070	Fox Factory Holding Corp.(b)	1,792,679
35,229	Gentherm, Inc.(b)	1,595,874
24,140	LCI Industries	2,219,673
18,262	Motorcar Parts of America, Inc.(b)	394,459
19,373	Standard Motor Products, Inc.	944,240
22,266	Superior Industries International, Inc.	408,581

		14,547,989

	Automobiles - 1.0%
27,584	Winnebago Industries, Inc.	1,100,602

	Distributors - 0.9%
44,190	Core-Mark Holding Co., Inc.	1,068,514

	Diversified Consumer Services - 4.3%
15,701	American Public Education, Inc.(b)	692,414
11,191	Capella Education Co.	1,163,864
63,317	Career Education Corp.(b)	1,165,033
33,123	Regis Corp.(b)	578,328
10,191	Strategic Education, Inc.	1,200,907

		4,800,546

	Hotels, Restaurants & Leisure - 15.6%
80,392	Belmond Ltd., Class A (United Kingdom)(b)	904,410
17,313	BJ’s Restaurants, Inc.	1,095,047
16,206	Chuy’s Holdings, Inc.(b)	512,920
37,954	Dave & Buster’s Entertainment, Inc.(b)	1,865,439
17,072	Dine Brands Global, Inc.	1,212,624
20,716	El Pollo Loco Holdings, Inc.(b)	240,306
26,093	Fiesta Restaurant Group, Inc.(b)	758,002
22,637	Marriott Vacations Worldwide Corp.	2,696,293
10,902	Monarch Casino & Resort, Inc.(b)	519,698
80,915	Penn National Gaming, Inc.(b)	2,593,326
12,433	Red Robin Gourmet Burgers, Inc.(b)	588,081
27,549	Ruth’s Hospitality Group, Inc.	797,543
18,530	Shake Shack, Inc., Class A(b)	1,154,975
35,574	Sonic Corp.(c)	1,250,426
27,965	Wingstop, Inc.	1,380,073

		17,569,163

	Household Durables - 13.2%
8,141	Cavco Industries, Inc.(b)	1,729,555
23,951	Ethan Allen Interiors, Inc.	538,897
19,970	Installed Building Products, Inc.(b)	1,090,362
26,622	iRobot Corp.(b)(c)	2,109,794
45,065	La-Z-Boy, Inc.	1,374,483
17,322	LGI Homes, Inc.(b)(c)	895,374
27,355	M/I Homes, Inc.(b)	707,400
43,066	MDC Holdings, Inc.	1,250,637
36,580	Meritage Homes Corp.(b)	1,578,427
34,139	TopBuild Corp.(b)	2,535,845

13,525	Universal Electronics, Inc.(b)	$472,699
26,703	William Lyon Homes, Class A(b)	582,926

		14,866,399

	Internet & Direct Marketing Retail - 4.0%
16,213	FTD Cos., Inc.(b)	58,529
28,445	Nutrisystem, Inc.	1,137,800
19,725	PetMed Express, Inc.(c)	732,389
31,749	Shutterfly, Inc.(b)	2,611,673

		4,540,391

	Leisure Products - 3.5%
90,404	Callaway Golf Co.	1,739,373
29,121	Nautilus, Inc.(b)	414,974
16,703	Sturm Ruger & Co., Inc.(c)	905,302
55,003	Vista Outdoor, Inc.(b)	893,249

		3,952,898

	Media - 4.2%
52,762	E.W. Scripps Co. (The), Class A	691,182
108,125	Gannett Co., Inc.	1,142,881
18,639	Marcus Corp. (The)	718,534
57,727	New Media Investment Group, Inc.	1,038,509
26,287	Scholastic Corp.	1,097,745

		4,688,851

	Multi-line Retail - 0.6%
300,920	J.C. Penney Co., Inc.(b)(c)	737,254

	Specialty Retail - 27.9%
64,984	Abercrombie & Fitch Co., Class A	1,539,471
17,580	Asbury Automotive Group, Inc.(b)	1,235,874
163,428	Ascena Retail Group, Inc.(b)	601,415
35,934	Barnes & Noble Education, Inc.(b)	201,949
54,364	Barnes & Noble, Inc.	331,620
19,275	Big 5 Sporting Goods Corp.(c)	124,324
27,236	Buckle, Inc. (The)(c)	655,026
41,352	Caleres, Inc.	1,384,878
22,066	Cato Corp. (The), Class A	549,443
123,668	Chico’s FAS, Inc.	1,075,912
15,932	Children’s Place, Inc. (The)	1,958,043
69,388	DSW, Inc., Class A	1,904,007
72,132	Express, Inc.(b)	694,631
33,227	Francesca’s Holdings Corp.(b)	270,468
97,537	GameStop Corp., Class A(c)	1,405,508
19,069	Genesco, Inc.(b)	776,108
18,836	Group 1 Automotive, Inc.	1,318,332
55,808	Guess?, Inc.	1,264,609
18,488	Haverty Furniture Cos., Inc.	366,062
18,182	Hibbett Sports, Inc.(b)	417,277
15,085	Kirkland’s, Inc.(b)	171,667
22,926	Lithia Motors, Inc., Class A	2,041,560
27,328	Lumber Liquidators Holdings, Inc.(b)	528,524
21,284	MarineMax, Inc.(b)	399,075
31,463	Monro, Inc.	2,122,179
491,384	Office Depot, Inc.	1,233,374
51,142	Rent-A-Center, Inc.	758,947
18,337	RH(b)(c)	2,491,265
10,315	Shoe Carnival, Inc.	323,582
35,371	Sleep Number Corp.(b)	1,007,720
23,177	Sonic Automotive, Inc., Class A	471,652
47,617	Tailored Brands, Inc.	959,959
33,167	Tile Shop Holdings, Inc.	275,286
23,200	Vitamin Shoppe, Inc.(b)(c)	193,720
17,535	Zumiez, Inc.(b)	397,168

		31,450,635

Schedule of Investments(a)

	Textiles, Apparel & Luxury Goods - 11.9%
65,375	Crocs, Inc.(b)	$1,183,941
41,958	Fossil Group, Inc.(b)	1,099,300
39,997	G-III Apparel Group Ltd.(b)	1,827,863
14,981	Movado Group, Inc.	746,054
16,216	Oxford Industries, Inc.	1,493,818
12,150	Perry Ellis International, Inc.(b)	340,686
50,380	Steven Madden Ltd.	2,723,039
16,327	Unifi, Inc.(b)	492,585
18,083	Vera Bradley, Inc.(b)	240,323
90,726	Wolverine World Wide, Inc.	3,209,886

		13,357,495

	Total Common Stocks (Cost $102,352,432)	112,680,737

	Money Market Fund - 0.0%
34,347	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(d)
	(Cost $34,347)	34,347

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $102,386,779) - 100.0%	112,715,084

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 9.3%
10,422,628	Invesco Government & Agency Portfolio - Institutional Class, 1.82%(d)(e) (Cost $10,422,628)	10,422,628

	Total Investments in Securities (Cost $112,809,407) - 109.3%	123,137,712
	Other assets less liabilities - (9.3)%	(10,509,312)

	Net Assets - 100.0%	$112,628,400

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2018.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P SmallCap Consumer Staples ETF (PSCC)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 98.6%
	Beverages - 6.9%
11,929	Coca-Cola Bottling Co. Consolidated	$1,731,137
24,133	MGP Ingredients, Inc.	1,980,595

		3,711,732

	Food & Staples Retailing - 13.2%
67,159	Andersons, Inc. (The)	2,367,355
90,381	SpartanNash Co.	2,165,529
79,241	SUPERVALU, Inc.(b)	2,561,069

		7,093,953

	Food Products - 45.6%
135,784	B&G Foods, Inc.(c)	4,263,618
26,753	Calavo Growers, Inc.(c)	2,474,652
46,134	Cal-Maine Foods, Inc.	2,076,030
335,727	Darling Ingredients, Inc.(b)	6,744,755
234,469	Dean Foods Co.	2,302,486
30,507	J & J Snack Foods Corp.	4,422,295
22,481	John B. Sanfilippo & Son, Inc.	1,728,114
17,321	Seneca Foods Corp., Class A(b)	466,801

		24,478,751

	Household Products - 15.5%
21,049	Central Garden & Pet Co.(b)	908,686
71,711	Central Garden & Pet Co., Class A(b)	2,877,045
28,367	WD-40 Co.	4,542,975

		8,328,706

	Personal Products - 12.8%
1,135,085	Avon Products, Inc. (United Kingdom)(b)	1,804,785
42,396	Inter Parfums, Inc.	2,552,239
14,744	Medifast, Inc.	2,531,250

		6,888,274

	Tobacco - 4.6%
35,435	Universal Corp.	2,448,558

	Total Common Stocks (Cost $46,526,755)	52,949,974

	Money Market Fund - 0.0%
13,250	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(d)
	(Cost $13,250)	13,250

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $46,540,005) - 98.6%	52,963,224

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 9.4%
5,028,761	Invesco Government & Agency Portfolio - Institutional Class, 1.82%(d)(e) (Cost $5,028,761)	5,028,761

	Total Investments in Securities (Cost $51,568,766) - 108.0%	57,991,985
	Other assets less liabilities - (8.0)%	$(4,273,085)

	Net Assets - 100.0%	$53,718,900

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2018.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P SmallCap Energy ETF (PSCE)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Energy Equipment & Services - 51.4%
263,900	Archrock, Inc.	$3,602,235
67,080	Bristow Group, Inc.	937,779
119,859	C&J Energy Services, Inc.(b)	2,787,920
46,072	CARBO Ceramics, Inc.(b)(c)	429,852
42,750	Era Group, Inc.(b)	604,058
66,727	Exterran Corp.(b)	1,849,673
28,173	Geospace Technologies Corp.(b)	396,394
28,403	Gulf Island Fabrication, Inc.	257,047
288,835	Helix Energy Solutions Group, Inc.(b)	2,891,238
55,655	Matrix Service Co.(b)	1,110,317
185,308	Newpark Resources, Inc.(b)	2,047,653
512,042	Noble Corp. PLC(b)	2,990,325
121,437	Oil States International, Inc.(b)	4,238,151
162,113	Pioneer Energy Services Corp.(b)	534,973
148,840	ProPetro Holding Corp.(b)	2,446,930
35,448	SEACOR Holdings, Inc.(b)	1,870,591
260,543	TETRA Technologies, Inc.(b)	1,122,940
112,139	Unit Corp.(b)	2,792,261
157,854	US Silica Holdings, Inc.(c)	4,255,744

		37,166,081

	Oil, Gas & Consumable Fuels - 48.6%
42,529	Bonanza Creek Energy, Inc.(b)	1,582,079
157,908	Carrizo Oil & Gas, Inc.(b)	4,449,847
157,218	Cloud Peak Energy, Inc.(b)	410,339
52,341	CONSOL Energy, Inc.(b)	2,178,956
688,304	Denbury Resources, Inc.(b)	3,104,251
80,713	Green Plains, Inc.	1,339,836
206,749	HighPoint Resources Corp.(b)	1,352,138
52,360	Par Pacific Holdings, Inc.(b)	916,824
133,810	PDC Energy, Inc.(b)	8,427,354
28,119	Penn Virginia Corp.(b)	2,376,618
68,135	Renewable Energy Group, Inc.(b)	1,161,702
11,761	REX American Resources Corp.(b)	905,597
112,768	Ring Energy, Inc.(b)	1,393,812
490,258	SRC Energy, Inc.(b)	5,549,720

		35,149,073

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $67,207,165) - 100.0%	72,315,154

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 2.5%
1,819,000	Invesco Government & Agency Portfolio - Institutional Class, 1.82%(d)(e) (Cost $1,819,000)	1,819,000

	Total Investments in Securities (Cost $69,026,165) - 102.5%	74,134,154
	Other assets less liabilities - (2.5)%	(1,796,371)

	Net Assets - 100.0%	$72,337,783

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2018.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P SmallCap Financials ETF (PSCF)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 100.1%
	Banks - 37.1%
52,986	Ameris Bancorp	$2,469,148
56,441	Banc of California, Inc.	1,128,820
42,946	Banner Corp.	2,704,310
48,849	Berkshire Hills Bancorp, Inc.	1,983,269
111,814	Boston Private Financial Holdings, Inc.	1,610,122
106,633	Brookline Bancorp, Inc.	1,940,721
39,299	Central Pacific Financial Corp.	1,083,080
20,492	City Holding Co.	1,649,196
97,236	Columbia Banking System, Inc.	3,979,869
67,677	Community Bank System, Inc.	4,280,570
39,309	Customers Bancorp, Inc.(b)	1,001,200
136,140	CVB Financial Corp.	3,256,469
29,435	Fidelity Southern Corp.	704,379
241,342	First BanCorp/Puerto Rico(b)	1,983,831
133,246	First Commonwealth Financial Corp.	2,247,860
129,859	First Financial Bancorp	3,941,221
89,780	First Financial Bankshares, Inc.	5,081,548
136,861	First Midwest Bancorp, Inc.	3,650,083
16,030	Franklin Financial Network, Inc.(b)	627,574
105,469	Glacier Bancorp, Inc.	4,503,526
78,194	Great Western Bancorp, Inc.	3,272,419
35,136	Green Bancorp, Inc.	853,805
43,143	Hanmi Financial Corp.	1,080,732
38,678	Heritage Financial Corp.	1,355,664
170,924	Hope Bancorp, Inc.	2,868,105
36,615	Independent Bank Corp./MA	3,236,766
56,390	LegacyTexas Financial Group, Inc.	2,471,574
36,076	National Bank Holdings Corp., Class A	1,427,888
57,928	NBT Bancorp, Inc.	2,331,023
58,374	OFG Bancorp	971,927
177,788	Old National Bancorp	3,457,977
22,946	Opus Bank	649,372
51,271	Pacific Premier Bancorp, Inc.(b)	1,897,027
18,305	Preferred Bank	1,139,303
46,469	S&T Bancorp, Inc.	2,079,952
62,377	Seacoast Banking Corp. of Florida(b)	1,828,270
59,977	ServisFirst Bancshares, Inc.	2,534,028
104,097	Simmons First National Corp., Class A	3,102,091
36,765	Southside Bancshares, Inc.	1,260,672
16,439	Tompkins Financial Corp.	1,408,493
97,697	United Community Banks, Inc.	2,933,841
35,351	Westamerica Bancorporation	2,121,767

		94,109,492

	Capital Markets - 4.1%
45,007	Donnelley Financial Solutions, Inc.(b)	936,146
29,181	Greenhill & Co., Inc.	954,219
20,804	INTL. FCStone, Inc.(b)	1,114,886
43,847	Investment Technology Group, Inc.	971,211
18,967	Piper Jaffray Cos.	1,467,097
9,582	Virtus Investment Partners, Inc.	1,276,802
108,914	Waddell & Reed Financial, Inc., Class A	2,255,609
154,485	WisdomTree Investments, Inc.	1,350,199

		10,326,169

	Consumer Finance - 6.4%
31,656	Encore Capital Group, Inc.(b)	$1,142,782
44,977	Enova International, Inc.(b)	1,394,287
68,366	EZCORP, Inc., Class A(b)	782,791
60,295	FirstCash, Inc.	4,895,954
62,045	Green Dot Corp., Class A(b)	4,921,409
60,110	PRA Group, Inc.(b)	2,356,312
8,078	World Acceptance Corp.(b)	807,073

		16,300,608

	Equity REITs - 23.9%
108,323	Acadia Realty Trust REIT	2,933,387
41,201	Agree Realty Corp. REIT	2,193,541
55,149	American Assets Trust, Inc. REIT	2,119,376
60,059	Armada Hoffler Properties, Inc. REIT	906,891
101,085	CareTrust REIT, Inc. REIT	1,709,347
229,237	CBL & Associates Properties, Inc. REIT(c)	1,249,342
104,374	Cedar Realty Trust, Inc. REIT	496,820
60,901	Chatham Lodging Trust REIT	1,311,808
80,165	Chesapeake Lodging Trust REIT	2,566,883
22,930	Community Healthcare Trust, Inc. REIT	687,900
266,278	DiamondRock Hospitality Co. REIT	3,174,034
80,158	Easterly Government Properties, Inc. REIT	1,518,994
46,394	EastGroup Properties, Inc. REIT	4,422,276
81,506	Four Corners Property Trust, Inc. REIT	2,029,499
142,366	Franklin Street Properties Corp. REIT	1,254,245
43,848	Getty Realty Corp. REIT	1,256,245
89,399	Global NET Lease, Inc. REIT	1,891,683
131,634	Government Properties Income Trust REIT	1,983,724
49,085	Hersha Hospitality Trust REIT	1,059,745
115,470	Independence Realty Trust, Inc. REIT	1,172,021
111,090	Kite Realty Group Trust REIT	1,874,088
286,753	Lexington Realty Trust REIT	2,520,559
52,614	LTC Properties, Inc. REIT	2,218,732
74,917	National Storage Affiliates Trust REIT	2,159,857
93,406	Pennsylvania Real Estate Investment Trust REIT	991,972
26,475	PS Business Parks, Inc. REIT	3,382,711
106,252	Ramco-Gershenson Properties Trust REIT	1,397,214
149,653	Retail Opportunity Investments Corp. REIT	2,829,938
16,138	Saul Centers, Inc. REIT	859,833
139,009	Summit Hotel Properties, Inc. REIT	1,966,977
16,778	Universal Health Realty Income Trust REIT	1,129,327
39,580	Urstadt Biddle Properties, Inc., Class A REIT	881,051
246,932	Washington Prime Group, Inc. REIT	1,982,864
52,834	Whitestone REIT	686,842

		60,819,726

	Insurance - 14.6%
60,185	Ambac Financial Group, Inc.(b)	1,228,978
119,616	American Equity Investment Life Holding Co.	4,273,880
25,572	AMERISAFE, Inc.	1,605,921
22,190	eHealth, Inc.(b)	526,791
43,491	Employers Holdings, Inc.	2,020,157
10,043	HCI Group, Inc.	429,740
54,293	Horace Mann Educators Corp.	2,372,604
39,653	James River Group Holdings Ltd.	1,641,238
90,489	Maiden Holdings Ltd.	787,254
29,990	Navigators Group, Inc. (The)	1,809,896
71,154	ProAssurance Corp.	2,938,660
51,747	RLI Corp.	3,868,606
20,296	Safety Insurance Group, Inc.	1,859,114
77,997	Selective Insurance Group, Inc.	4,664,221
31,508	Stewart Information Services Corp.	1,431,723
109,953	Third Point Reinsurance Ltd. (Bermuda)(b)	1,385,408
28,130	United Fire Group, Inc.	1,695,958

Schedule of Investments(a)

27,241	United Insurance Holdings Corp.	$565,523
43,293	Universal Insurance Holdings, Inc.	1,922,209

		37,027,881

	Internet Software & Services - 0.9%
62,375	Blucora, Inc.(b)	2,167,531

	Mortgage REITs - 5.1%
148,629	Apollo Commercial Real Estate Finance, Inc. REIT	2,837,328
55,633	ARMOUR Residential REIT, Inc. REIT	1,322,396
122,736	Capstead Mortgage Corp. REIT	1,027,300
57,669	Granite Point Mortgage Trust, Inc. REIT	1,095,711
148,215	Invesco Mortgage Capital, Inc. REIT(d)	2,458,887
148,845	New York Mortgage Trust, Inc. REIT(c)	924,328
80,832	PennyMac Mortgage Investment Trust REIT	1,559,249
100,510	Redwood Trust, Inc. REIT	1,689,573

		12,914,772

	Real Estate Management & Development - 1.3%
49,328	HFF, Inc., Class A	2,220,253
23,561	RE/MAX Holdings, Inc., Class A	1,196,899

		3,417,152

	Thrifts & Mortgage Finance - 6.7%
73,083	BofI Holding, Inc.(b)	2,851,699
40,903	Dime Community Bancshares, Inc.	703,532
35,816	HomeStreet, Inc.(b)	1,060,154
12,106	Meta Financial Group, Inc.	1,082,882
77,482	NMI Holdings, Inc., Class A(b)	1,619,374
61,969	Northfield Bancorp, Inc.	1,032,403
136,223	Northwest Bancshares, Inc.	2,454,738
52,608	Oritani Financial Corp.	841,728
80,962	Provident Financial Services, Inc.	2,067,769
128,024	TrustCo Bank Corp. NY	1,165,018
37,489	Walker & Dunlop, Inc.	2,221,598

		17,100,895

	Total Common Stocks & Other Equity Interests (Cost $216,285,720)	254,184,226

	Money Market Fund - 0.0%
53,977	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(e)
	(Cost $53,977)	53,977

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $216,339,697) - 100.1%	254,238,203

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 0.8%
2,121,366	Invesco Government & Agency Portfolio - Institutional Class, 1.82%(e)(f) (Cost $2,121,366)	2,121,366

	Total Investments in Securities (Cost $218,461,063) - 100.9%	256,359,569
	Other assets less liabilities - (0.9)%	(2,331,194)

	Net Assets - 100.0%	$254,028,375

Investment Abbreviations:

REIT - Real Estate Investment Trust
Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2018.
(d)

Affiliated company. The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the nine months ended July 31, 2018.

	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2018	Dividend Income
Invesco Mortgage Capital, Inc. REIT	$—	$3,053,531	$(373,183)	$(198,935)	$(22,526)	$2,458,887	$182,694

(e)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P SmallCap Health Care ETF (PSCH)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Biotechnology - 22.6%
436,843	Acorda Therapeutics, Inc.(b)	$10,899,233
318,619	AMAG Pharmaceuticals, Inc.(b)	7,025,549
472,866	Cytokinetics, Inc.(b)	3,475,565
77,249	Eagle Pharmaceuticals, Inc.(b)(c)	6,121,983
327,240	Emergent BioSolutions, Inc.(b)	17,785,494
133,687	Enanta Pharmaceuticals, Inc.(b)	13,037,156
197,391	Ligand Pharmaceuticals, Inc.(b)	43,096,377
948,146	MiMedx Group, Inc.(b)(c)	4,029,621
718,209	Momenta Pharmaceuticals, Inc.(b)	21,258,986
647,136	Myriad Genetics, Inc.(b)	28,312,200
684,250	Progenics Pharmaceuticals, Inc.(b)	5,463,736
248,107	REGENXBIO, Inc.(b)	17,441,922
347,562	Repligen Corp.(b)	16,797,672
866,503	Spectrum Pharmaceuticals, Inc.(b)	18,447,849

		213,193,343

	Health Care Equipment & Supplies - 28.1%
211,568	Abaxis, Inc.	17,560,144
341,621	AngioDynamics, Inc.(b)	7,221,868
136,864	Anika Therapeutics, Inc.(b)	5,478,666
230,844	CONMED Corp.	17,082,456
312,811	CryoLife, Inc.(b)	9,321,768
126,542	Cutera, Inc.(b)	5,061,680
62,314	Heska Corp.(b)	6,246,978
161,069	Inogen, Inc.(b)	32,092,998
263,633	Integer Holdings Corp.(b)	18,836,578
307,755	Invacare Corp.	5,493,427
280,704	Lantheus Holdings, Inc.(b)	4,056,173
141,600	LeMaitre Vascular, Inc.	5,097,600
393,031	Meridian Bioscience, Inc.	6,209,890
499,318	Merit Medical Systems, Inc.(b)	27,112,967
310,650	Natus Medical, Inc.(b)	11,338,725
477,565	Neogen Corp.(b)	39,351,356
566,769	OraSure Technologies, Inc.(b)	9,516,051
175,082	Orthofix Medical, Inc.(b)	10,590,710
123,067	SurModics, Inc.(b)	7,236,340
137,568	Tactile Systems Technology, Inc.(b)	6,612,894
350,939	Varex Imaging Corp.(b)	13,419,907

		264,939,176

	Health Care Providers & Services - 26.0%
285,755	Aceto Corp.	934,419
264,808	Amedisys, Inc.(b)	24,793,973
442,945	AMN Healthcare Services, Inc.(b)	26,798,173
288,225	BioTelemetry, Inc.(b)	15,131,813
1,079,445	Community Health Systems, Inc.(b)(c)	3,605,346
89,362	CorVel Corp.(b)	5,124,911
337,848	Cross Country Healthcare, Inc.(b)	3,962,957
447,261	Diplomat Pharmacy, Inc.(b)	9,294,084
450,319	Ensign Group, Inc. (The)	16,243,006
486,286	HealthEquity, Inc.(b)	36,714,593
270,451	LHC Group, Inc.(b)	23,280,422
227,860	Magellan Health, Inc.(b)	16,576,815
573,537	Owens & Minor, Inc.	10,822,643
101,541	Providence Service Corp. (The)(b)	7,115,993

262,262	Quorum Health Corp.(b)(c)	$1,269,348
992,619	Select Medical Holdings Corp.(b)	20,646,475
318,313	Tivity Health, Inc.(b)	10,727,148
117,595	US Physical Therapy, Inc.	12,318,076

		245,360,195

	Health Care Technology - 7.0%
105,907	Computer Programs & Systems, Inc.	3,304,298
239,858	HealthStream, Inc.	6,735,213
769,917	HMS Holdings Corp.(b)	18,424,114
359,732	Omnicell, Inc.(b)	21,404,054
438,542	Quality Systems, Inc.(b)	8,827,850
126,263	Tabula Rasa HealthCare, Inc.(b)	7,353,557

		66,049,086

	Life Sciences Tools & Services - 3.4%
304,945	Cambrex Corp.(b)	19,059,063
383,677	Luminex Corp.	12,991,303

		32,050,366

	Pharmaceuticals - 12.9%
333,144	Amphastar Pharmaceuticals, Inc.(b)	5,813,363
84,229	ANI Pharmaceuticals, Inc.(b)	5,639,132
887,757	Corcept Therapeutics, Inc.(b)	11,656,249
590,189	Depomed, Inc.(b)	5,229,074
1,863,770	Endo International PLC(b)	23,185,299
640,432	Innoviva, Inc.(b)	9,062,113
282,273	Lannett Co., Inc.(b)(c)	3,598,981
599,546	Medicines Co. (The)(b)	23,819,963
183,866	Phibro Animal Health Corp., Class A	8,807,181
479,458	Supernus Pharmaceuticals, Inc.(b)	25,387,301

		122,198,656

	Total Common Stocks (Cost $825,476,515)	943,790,822

	Money Market Fund - 0.0%
108,208	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(d) (Cost $108,208)	108,208

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $825,584,723) - 100.0%	943,899,030

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.1%
10,637,054	Invesco Government & Agency Portfolio - Institutional Class, 1.82%(d)(e) (Cost $10,637,054)	10,637,054

	Total Investments in Securities (Cost $836,221,777) - 101.1%	954,536,084
	Other assets less liabilities - (1.1)%	(10,818,723)

	Net Assets - 100.0%	$943,717,361

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2018.

(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P SmallCap Industrials ETF (PSCI)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.1%
	Aerospace & Defense - 11.0%
26,970	AAR Corp.	$1,278,648
63,206	Aerojet Rocketdyne Holdings, Inc.(b)	2,130,042
17,813	Aerovironment, Inc.(b)	1,311,215
48,130	Axon Enterprise, Inc.(b)	3,269,471
20,972	Cubic Corp.	1,428,193
14,851	Engility Holdings, Inc.(b)	513,845
40,345	Mercury Systems, Inc.(b)	1,683,597
27,160	Moog, Inc., Class A	2,037,272
4,207	National Presto Industries, Inc.(c)	524,402
41,623	Triumph Group, Inc.	867,839

		15,044,524

	Air Freight & Logistics - 3.7%
21,400	Atlas Air Worldwide Holdings, Inc.(b)	1,434,870
22,328	Echo Global Logistics, Inc.(b)	769,200
24,626	Forward Air Corp.	1,573,601
28,212	Hub Group, Inc., Class A(b)	1,309,037

		5,086,708

	Airlines - 4.1%
10,547	Allegiant Travel Co.	1,303,609
42,507	Hawaiian Holdings, Inc.	1,704,531
43,573	SkyWest, Inc.	2,610,023

		5,618,163

	Building Products - 12.2%
33,753	AAON, Inc.	1,274,176
11,868	American Woodmark Corp.(b)	990,385
23,626	Apogee Enterprises, Inc.	1,199,256
26,590	Gibraltar Industries, Inc.(b)	1,155,335
28,160	Griffon Corp.	504,064
15,161	Insteel Industries, Inc.	623,572
19,706	Patrick Industries, Inc.(b)	1,206,992
41,840	PGT Innovations, Inc.(b)	1,004,160
29,366	Quanex Building Products Corp.	519,778
34,511	Simpson Manufacturing Co., Inc.	2,517,923
49,283	Trex Co., Inc.(b)	3,831,260
51,524	Universal Forest Products, Inc.	1,898,144

		16,725,045

	Commercial Services & Supplies - 12.8%
55,002	ABM Industries, Inc.	1,716,062
40,353	Brady Corp., Class A	1,543,502
31,526	Essendant, Inc.	524,277
49,808	Interface, Inc.	1,115,699
27,946	LSC Communications, Inc.	419,749
26,902	Matthews International Corp., Class A	1,413,700
37,354	Mobile Mini, Inc.	1,593,148
11,643	Multi-Color Corp.	772,513
58,855	RR Donnelley & Sons Co.	347,245
25,106	Team, Inc.(b)(c)	547,311
46,560	Tetra Tech, Inc.	2,830,848
12,911	UniFirst Corp.	2,416,294
18,360	US Ecology, Inc.	1,244,808
17,144	Viad Corp.	984,066

		17,469,222

	Construction & Engineering - 2.3%
27,125	Aegion Corp.(b)	672,158

31,069	Comfort Systems USA, Inc.	$1,725,883
13,810	MYR Group, Inc.(b)	509,451
23,702	Orion Group Holdings, Inc.(b)	217,347

		3,124,839

	Electrical Equipment - 2.3%
21,786	AZZ, Inc.	1,180,801
17,450	Encore Wire Corp.	850,688
7,295	Powell Industries, Inc.	267,362
13,719	Vicor Corp.(b)	789,528

		3,088,379

	Industrial Conglomerates - 0.9%
30,044	Raven Industries, Inc.	1,165,707

	Machinery - 28.7%
50,806	Actuant Corp., Class A	1,450,511
8,002	Alamo Group, Inc.	744,186
24,279	Albany International Corp., Class A	1,606,056
16,042	Astec Industries, Inc.	788,143
40,506	Barnes Group, Inc.	2,748,332
35,719	Briggs & Stratton Corp.	631,869
25,930	Chart Industries, Inc.(b)	2,024,874
16,534	CIRCOR International, Inc.	733,283
17,587	EnPro Industries, Inc.	1,343,471
21,690	ESCO Technologies, Inc.	1,350,202
50,235	Federal Signal Corp.	1,193,081
32,325	Franklin Electric Co., Inc.	1,598,471
23,687	Greenbrier Cos., Inc. (The)	1,341,868
67,456	Harsco Corp.(b)	1,710,010
52,334	Hillenbrand, Inc.	2,627,167
26,568	John Bean Technologies Corp.	2,938,421
9,006	Lindsay Corp.	847,825
14,546	Lydall, Inc.(b)	674,934
48,192	Mueller Industries, Inc.	1,595,637
20,972	Proto Labs, Inc.(b)	2,614,160
35,976	SPX Corp.(b)	1,334,710
35,599	SPX FLOW, Inc.(b)	1,691,664
10,744	Standex International Corp.	1,113,616
15,054	Tennant Co.	1,224,643
41,569	Titan International, Inc.	440,216
48,592	Wabash National Corp.	962,122
23,291	Watts Water Technologies, Inc., Class A	1,992,545

		39,322,017

	Marine - 0.9%
35,710	Matson, Inc.	1,285,560

	Professional Services - 14.6%
41,160	ASGN, Inc.(b)	3,716,748
43,543	Exponent, Inc.	2,129,253
8,281	Forrester Research, Inc.	382,996
31,619	FTI Consulting, Inc.(b)	2,496,636
15,842	Heidrick & Struggles International, Inc.	647,938
31,300	Insperity, Inc.	2,976,630
25,749	Kelly Services, Inc., Class A	625,443
47,321	Korn/Ferry International	3,122,240
37,832	Navigant Consulting, Inc.(b)	823,224
24,802	Resources Connection, Inc.	394,352
31,571	TrueBlue, Inc.(b)	853,996
33,183	WageWorks, Inc.(b)	1,752,062

		19,921,518

	Road & Rail - 3.0%
21,467	ArcBest Corp.	999,289
41,346	Heartland Express, Inc.	793,430
32,450	Marten Transport Ltd.	709,032
21,500	Saia, Inc.(b)	1,620,025

		4,121,776

Schedule of Investments(a)

	Trading Companies & Distributors - 3.6%
32,397	Applied Industrial Technologies, Inc.	$2,418,436
13,224	DXP Enterprises, Inc.(b)	546,680
23,370	Kaman Corp.	1,547,561
9,415	Veritiv Corp.(b)	360,595

		4,873,272

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $108,819,710) - 100.1%	136,846,730

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 0.7%
1,018,124	Invesco Government & Agency Portfolio - Institutional Class, 1.82%(d)(e) (Cost $1,018,124)	1,018,124

	Total Investments in Securities (Cost $109,837,834) - 100.8%	137,864,854
	Other assets less liabilities - (0.8)%	(1,089,004)

	Net Assets - 100.0%	$136,775,850

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2018.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P SmallCap Information Technology ETF (PSCT)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Communications Equipment - 10.1%
170,863	ADTRAN, Inc.	$2,776,524
69,819	Applied Optoelectronics, Inc.(b)(c)	2,683,144
127,521	CalAmp Corp.(c)	2,902,378
84,230	Comtech Telecommunications Corp.	2,830,128
96,821	Digi International, Inc.(c)	1,307,084
413,278	Extreme Networks, Inc.(c)	3,512,863
409,006	Finisar Corp.(c)	6,891,751
303,883	Harmonic, Inc.(c)	1,397,862
112,512	NETGEAR, Inc.(c)	7,408,915
608,579	Oclaro, Inc.(c)	5,148,578
807,047	Viavi Solutions, Inc.(c)	8,167,316

		45,026,543

	Electronic Equipment, Instruments & Components - 26.8%
103,730	Anixter International, Inc.(c)	7,561,917
103,821	Badger Meter, Inc.	5,414,265
35,115	Bel Fuse, Inc., Class B	790,087
169,322	Benchmark Electronics, Inc.	4,097,592
72,344	Control4 Corp.(c)	1,839,708
117,743	CTS Corp.	4,109,231
139,564	Daktronics, Inc.	1,198,855
122,625	Electro Scientific Industries, Inc.(c)	2,210,929
48,851	ePlus, Inc.(c)	4,819,151
131,594	Fabrinet (Thailand)(c)	5,147,957
60,466	FARO Technologies, Inc.(c)	3,936,337
196,273	II-VI, Inc.(c)	7,693,902
126,366	Insight Enterprises, Inc.(c)	6,352,419
123,020	Itron, Inc.(c)	7,528,824
176,666	KEMET Corp.(c)	4,591,549
320,786	Knowles Corp.(c)	5,568,845
131,398	Methode Electronics, Inc.	5,157,371
63,579	MTS Systems Corp.	3,466,645
60,582	OSI Systems, Inc.(c)	4,832,020
67,853	Park Electrochemical Corp.	1,500,230
117,601	Plexus Corp.(c)	6,987,851
65,494	Rogers Corp.(c)	7,634,636
244,637	Sanmina Corp.(c)	7,118,937
91,191	ScanSource, Inc.(c)	3,761,629
331,999	TTM Technologies, Inc.(c)	5,763,503

		119,084,390

	Internet Software & Services - 8.4%
89,386	Alarm.com Holdings, Inc.(c)	3,831,978
92,726	Liquidity Services, Inc.(c)	653,718
199,201	LivePerson, Inc.(c)	4,621,463
131,103	QuinStreet, Inc.(c)	1,738,426
65,897	Shutterstock, Inc.	3,035,875
61,917	SPS Commerce, Inc.(c)	5,311,860
59,443	Stamps.com, Inc.(c)	15,514,623
86,829	XO Group, Inc.(c)	2,446,841

		37,154,784

	IT Services - 15.5%
88,070	CACI International, Inc., Class A(c)	15,429,864
163,767	Cardtronics PLC, Class A(c)	4,146,580

120,008	CSG Systems International, Inc.	$4,880,725
214,944	EVERTEC, Inc.	5,008,195
122,657	ExlService Holdings, Inc.(c)	7,315,264
93,972	ManTech International Corp., Class A	5,624,224
237,191	NIC, Inc.	3,889,932
125,018	Perficient, Inc.(c)	3,290,474
141,939	Sykes Enterprises, Inc.(c)	4,209,911
449,434	Travelport Worldwide Ltd.	8,494,303
50,859	TTEC Holdings, Inc.	1,635,117
98,438	Virtusa Corp.(c)	5,200,480

		69,125,069

	Semiconductors & Semiconductor Equipment - 23.2%
140,249	Advanced Energy Industries, Inc.(c)	8,588,849
114,634	Axcelis Technologies, Inc.(c)	2,521,948
251,548	Brooks Automation, Inc.	7,692,338
91,586	Cabot Microelectronics Corp.	11,031,534
79,241	CEVA, Inc.(c)	2,385,154
102,695	Cohu, Inc.	2,585,860
137,935	Diodes, Inc.(c)	5,125,665
80,863	DSP Group, Inc.(c)	1,010,787
260,435	FormFactor, Inc.(c)	3,372,633
221,056	Kopin Corp.(b)(c)	676,431
246,441	Kulicke & Soffa Industries, Inc. (Singapore)	6,496,185
221,059	MaxLinear, Inc., Class A(c)	3,826,531
85,196	Nanometrics, Inc.(c)	3,208,481
98,064	PDF Solutions, Inc.(c)	1,029,672
249,191	Photronics, Inc.(c)	2,242,719
105,487	Power Integrations, Inc.	7,542,321
383,295	Rambus, Inc.(c)	4,737,526
113,421	Rudolph Technologies, Inc.(c)	3,243,841
236,018	Semtech Corp.(c)	11,199,054
134,829	SolarEdge Technologies, Inc.(c)	7,179,644
138,091	Ultra Clean Holdings, Inc.(c)	1,853,181
173,637	Veeco Instruments, Inc.(c)	2,543,782
174,846	Xperi Corp.	2,911,186

		103,005,322

	Software - 11.5%
331,659	8x8, Inc.(c)	6,616,597
54,685	Agilysys, Inc.(c)	899,568
124,886	Bottomline Technologies (DE), Inc.(c)	6,731,355
78,551	Ebix, Inc.	6,233,022
33,564	MicroStrategy, Inc., Class A(c)	4,368,355
150,394	Monotype Imaging Holdings, Inc.	3,105,636
107,815	OneSpan, Inc.(c)	1,757,384
162,119	Progress Software Corp.	5,964,358
116,760	Qualys, Inc.(c)	10,169,796
438,490	TiVo Corp.	5,327,654

		51,173,725

	Technology Hardware, Storage & Peripherals - 4.5%
405,857	3D Systems Corp.(b)(c)	4,939,280
144,956	Cray, Inc.(c)	3,616,652
270,869	Diebold Nixdorf, Inc.	3,074,363
159,477	Electronics For Imaging, Inc.(c)	5,441,355
135,440	Super Micro Computer, Inc.(c)	2,993,224

		20,064,874

	Total Common Stocks (Cost $381,951,020)	444,634,707

Schedule of Investments(a)

	Money Market Fund - 0.0%
136,085	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(d) (Cost $136,085)	$136,085

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $382,087,105) - 100.0%	444,770,792

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.8%
7,760,024	Invesco Government & Agency Portfolio - Institutional Class, 1.82%(d)(e) (Cost $7,760,024)	7,760,024

	Total Investments in Securities (Cost $389,847,129) - 101.8%	452,530,816
	Other assets less liabilities - (1.8)%	(8,092,975)

	Net Assets - 100.0%	$444,437,841

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at July 31, 2018.
(c)	Non-income producing security.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P SmallCap Materials ETF (PSCM)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Chemicals - 59.4%
21,024	A. Schulman, Inc.	$911,390
21,716	AdvanSix, Inc.(b)	878,847
18,713	American Vanguard Corp.	406,072
22,861	Balchem Corp.	2,292,730
40,487	Flotek Industries, Inc.(b)	125,510
18,064	FutureFuel Corp.	248,561
35,994	H.B. Fuller Co.	2,040,140
6,770	Hawkins, Inc.	252,521
29,969	Ingevity Corp.(b)	2,987,010
13,913	Innophos Holdings, Inc.	628,589
17,375	Innospec, Inc.	1,406,506
15,036	Koppers Holdings, Inc.(b)	564,602
22,714	Kraton Corp.(b)	1,092,316
14,465	LSB Industries, Inc.(b)	95,035
9,486	Quaker Chemical Corp.	1,684,144
36,931	Rayonier Advanced Materials, Inc.	666,235
14,188	Stepan Co.	1,242,585
18,158	Tredegar Corp.	473,016

		17,995,809

	Construction Materials - 1.9%
11,251	US Concrete, Inc.(b)(c)	568,175

	Containers & Packaging - 1.4%
19,209	Myers Industries, Inc.	413,954

	Metals & Mining - 17.1%
224,501	AK Steel Holding Corp.(b)(c)	1,039,440
35,542	Century Aluminum Co.(b)	455,293
8,914	Haynes International, Inc.	378,488
11,934	Kaiser Aluminum Corp.	1,332,073
14,376	Materion Corp.	901,375
6,499	Olympic Steel, Inc.	143,693
46,038	SunCoke Energy, Inc.(b)	525,294
27,901	TimkenSteel Corp.(b)	387,824

		5,163,480

	Paper & Forest Products - 20.2%
27,679	Boise Cascade Co.	1,197,117
11,720	Clearwater Paper Corp.(b)	264,872
62,665	KapStone Paper and Packaging Corp.	2,179,489
11,972	Neenah, Inc.	1,051,142
31,114	P.H. Glatfelter Co.	509,336
21,897	Schweitzer-Mauduit International, Inc.	908,506

		6,110,462

	Total Common Stocks (Cost $29,906,021)	30,251,880

	Money Market Fund - 0.0%
6,990	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(d) (Cost $6,990)	6,990

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $29,913,011) - 100.0%	$30,258,870

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 5.2%
1,576,234	Invesco Government & Agency Portfolio - Institutional Class, 1.82%(d)(e) (Cost $1,576,234)	1,576,234

	Total Investments in Securities (Cost $31,489,245) - 105.2%	31,835,104
	Other assets less liabilities - (5.2)%	(1,562,672)

	Net Assets - 100.0%	$30,272,432

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2018.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P SmallCap Utilities ETF (PSCU)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.0%
	Diversified Telecommunication Services - 30.6%
42,722	ATN International, Inc.	$2,729,081
202,033	Cincinnati Bell, Inc.(b)	2,697,141
47,011	Cogent Communications Holdings, Inc.	2,442,221
200,891	Consolidated Communications Holdings, Inc.(c)	2,559,351
329,086	Frontier Communications Corp.(c)	1,717,829
153,489	Iridium Communications, Inc.(b)	2,655,360
208,287	Vonage Holdings Corp.(b)	2,668,157

		17,469,140

	Electric Utilities - 4.8%
43,482	El Paso Electric Co.	2,708,929

	Gas Utilities - 35.0%
41,540	Northwest Natural Gas Co.	2,706,331
226,604	South Jersey Industries, Inc.	7,688,673
133,453	Spire, Inc.	9,555,235

		19,950,239

	Multi-Utilities - 15.4%
174,039	Avista Corp.	8,802,893

	Water Utilities - 9.1%
44,120	American States Water Co.	2,652,494
62,300	California Water Service Group	2,560,530

		5,213,024

	Wireless Telecommunication Services - 4.1%
160,581	Spok Holdings, Inc.	2,328,424

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $53,829,961) - 99.0%	56,472,649

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 6.3%
3,586,096	Invesco Government & Agency Portfolio - Institutional Class, 1.82%(d)(e) (Cost $3,586,096)	3,586,096

	Total Investments in Securities (Cost $57,416,057) - 105.3%	60,058,745
	Other assets less liabilities - (5.3)%	(3,042,672)

	Net Assets - 100.0%	$57,016,073

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2018.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco KBW Bank ETF (KBWB)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Asset Management & Custody Banks - 11.3%
727,017	Bank of New York Mellon Corp. (The)	$38,873,599
371,046	Northern Trust Corp.	40,525,644
414,151	State Street Corp.	36,573,675

		115,972,918

	Consumer Finance - 3.9%
423,449	Capital One Financial Corp.	39,939,710

	Diversified Banks - 41.5%
2,741,332	Bank of America Corp.	84,652,332
1,193,708	Citigroup, Inc.	85,815,668
743,932	JPMorgan Chase & Co.	85,514,983
1,592,484	US Bancorp	84,417,577
1,474,499	Wells Fargo & Co.	84,474,048

		424,874,608

	Regional Banks - 42.4%
758,173	BB&T Corp.	38,522,770
799,387	Citizens Financial Group, Inc.	31,799,615
283,543	Comerica, Inc.	27,486,658
1,130,484	Fifth Third Bancorp	33,451,022
266,789	First Republic Bank	26,374,760
1,817,025	Huntington Bancshares, Inc.	28,054,866
1,750,842	KeyCorp	36,540,073
231,314	M&T Bank Corp.	40,098,282
573,703	People’s United Financial, Inc.	10,458,606
277,553	PNC Financial Services Group, Inc. (The)	40,198,001
1,852,238	Regions Financial Corp.	34,470,149
589,603	SunTrust Banks, Inc.	42,492,688
87,362	SVB Financial Group(b)	26,897,013
325,072	Zions Bancorporation	16,806,222

		433,650,725

	Thrifts & Mortgage Finance - 0.9%
808,732	New York Community Bancorp, Inc.	8,710,043

	Total Investments in Securities (Cost $1,049,521,794) - 100.0%	1,023,148,004
	Other assets less liabilities - 0.0%	408,402

	Net Assets - 100.0%	$1,023,556,406

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco KBW High Dividend Yield Financial ETF (KBWD)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.9%
	Asset Management & Custody Banks - 28.9%
1,300,804	Arlington Asset Investment Corp., Class A(b)	$13,684,458
295,972	Artisan Partners Asset Management, Inc., Class A	10,196,235
2,162,562	BlackRock Capital Investment Corp.	13,040,249
235,900	Federated Investors, Inc., Class B	5,708,780
206,856	Invesco Ltd.(c)	5,583,043
194,167	Janus Henderson Group PLC (United Kingdom)	6,320,136
1,622,611	Medley Capital Corp.(b)	5,598,008
531,391	Newtek Business Services Corp.(b)	11,169,839
2,027,153	Prospect Capital Corp.(b)	14,190,071
476,000	Stellus Capital Investment Corp.(b)	6,259,400
976,469	THL Credit, Inc.	7,782,458

		99,532,677

	Consumer Finance - 1.7%
431,755	Navient Corp.	5,703,484

	Investment Banking & Brokerage - 4.3%
705,356	BGC Partners, Inc., Class A	7,575,524
85,578	Lazard Ltd., Class A	4,646,885
128,114	Virtu Financial, Inc., Class A	2,581,497

		14,803,906

	Mortgage REITs - 43.7%
685,801	AG Mortgage Investment Trust, Inc. REIT	13,393,693
784,627	AGNC Investment Corp. REIT	15,276,688
1,419,257	Annaly Capital Management, Inc. REIT	15,214,435
685,025	Apollo Commercial Real Estate Finance, Inc. REIT	13,077,127
759,225	Chimera Investment Corp. REIT	14,501,197
2,206,120	Dynex Capital, Inc. REIT	14,670,698
804,902	New Residential Investment Corp. REIT	14,399,697
2,558,207	Orchid Island Capital, Inc. REIT(b)	20,798,223
690,226	PennyMac Mortgage Investment Trust REIT	13,314,460
1,427,967	Western Asset Mortgage Capital Corp. REIT	15,807,595

		150,453,813

	Property & Casualty Insurance - 5.0%
112,273	HCI Group, Inc.	4,804,162
144,931	Mercury General Corp.	7,453,801
227,997	Old Republic International Corp.	4,858,616

		17,116,579

	Regional Banks - 5.6%
109,680	PacWest Bancorp	5,508,129
265,729	People’s United Financial, Inc.	4,844,240
131,700	United Bankshares, Inc.	4,866,315
350,432	Valley National Bancorp	4,082,533

		19,301,217

	Reinsurance - 2.5%
1,008,277	Maiden Holdings Ltd.	8,772,010

	Thrifts & Mortgage Finance - 5.9%
651,309	New York Community Bancorp, Inc.	7,014,598
294,361	Northwest Bancshares, Inc.	5,304,385
508,923	Oritani Financial Corp.	8,142,768

		20,461,751

	Trading Companies & Distributors - 2.3%
220,853	Triton International Ltd. (Bermuda)	$7,774,026

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $342,038,092) - 99.9%	343,919,463

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 15.5%
53,206,401	Invesco Government & Agency Portfolio - Institutional Class, 1.82%(d)(e) (Cost $53,206,401)	53,206,401

	Total Investments in Securities (Cost $395,244,493) - 115.4%	397,125,864
	Other assets less liabilities - (15.4)%	(53,132,257)

	Net Assets - 100.0%	$343,993,607

Investment Abbreviations: REIT - Real Estate Investment Trust Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at July 31, 2018.
(c)

Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the nine months ended July 31, 2018.

	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2018	Dividend Income
Invesco Ltd.	$4,002,539	$3,944,847	$(1,452,362)	$(1,009,245)	$97,264	$5,583,043	$92,609

(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco KBW Premium Yield Equity REIT ETF (KBWY)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Real Estate Investment Trusts - 100.0%
	Diversified - 11.7%
750,966	Gladstone Commercial Corp.	$14,899,165
967,236	Global NET Lease, Inc.	20,466,714
1,686,872	Lexington Realty Trust	14,827,605

		50,193,484

	Health Care - 19.7%
1,353,333	MedEquities Realty Trust, Inc.	15,157,330
960,919	Medical Properties Trust, Inc.	13,846,843
3,289,085	New Senior Investment Group, Inc.	23,286,722
741,177	Sabra Health Care REIT, Inc.	16,016,835
885,092	Senior Housing Properties Trust	15,790,041

		84,097,771

	Hotel & Resort - 18.9%
586,337	Apple Hospitality REIT, Inc.	10,548,203
1,563,699	Ashford Hospitality Trust, Inc.	12,353,222
935,927	Braemar Hotels & Resorts, Inc.	10,697,646
540,394	Chatham Lodging Trust	11,640,087
272,549	Chesapeake Lodging Trust	8,727,019
438,053	Hersha Hospitality Trust	9,457,564
447,597	Hospitality Properties Trust	12,653,567
135,363	LaSalle Hotel Properties	4,693,035

		80,770,343

	Office - 7.3%
1,063,335	Franklin Street Properties Corp.	9,367,981
1,441,598	Government Properties Income Trust	21,724,882

		31,092,863

	Residential - 3.2%
1,354,055	Independence Realty Trust, Inc.	13,743,658

	Retail - 26.9%
1,165,668	DDR Corp.	15,969,652
912,857	Kite Realty Group Trust	15,399,898
1,226,166	Pennsylvania Real Estate Investment Trust(b)	13,021,883
1,029,249	Ramco-Gershenson Properties Trust	13,534,624
536,419	Tanger Factory Outlet Centers, Inc.(b)	12,793,593
3,347,948	Washington Prime Group, Inc.	26,884,022
1,346,440	Whitestone REIT	17,503,720

		115,107,392

	Specialized - 12.3%
657,192	CoreCivic, Inc.	16,850,403
202,832	EPR Properties	13,486,300
1,246,102	Farmland Partners, Inc.	8,398,727
540,877	GEO Group, Inc. (The)	13,997,897

		52,733,327

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $427,958,893) - 100.0%	427,738,838

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.7%
7,349,368	Invesco Government & Agency Portfolio - Institutional Class, 1.82%(c)(d) (Cost $7,349,368)	7,349,368

Total Investments in Securities (Cost $435,308,261) - 101.7%	$435,088,206
Other assets less liabilities - (1.7)%	(7,367,908)

Net Assets - 100.0%	$427,720,298

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at July 31, 2018.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2018	Dividend Income
Global Medical REIT, Inc.*	$16,128,119	$—	$(15,597,377)	$743,993	$(1,274,735)	$—	$146,047

*	At July 31, 2018, this security was no longer held.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco KBW Property & Casualty Insurance ETF (KBWP)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Multi-line Insurance - 20.4%
23,168	American Financial Group, Inc.	$2,610,802
96,445	American International Group, Inc.	5,324,728
27,270	Assurant, Inc.	3,007,881
48,646	Hartford Financial Services Group, Inc. (The)	2,563,644

		13,507,055

	Property & Casualty Insurance - 69.9%
54,464	Allstate Corp. (The)	5,180,616
97,349	Arch Capital Group Ltd.(b)	2,974,985
19,931	Argo Group International Holdings Ltd.	1,246,684
35,083	Aspen Insurance Holdings Ltd. (Bermuda)	1,419,107
44,779	Axis Capital Holdings Ltd.	2,532,700
38,958	Chubb Ltd.	5,443,212
36,697	Cincinnati Financial Corp.	2,775,394
20,997	Hanover Insurance Group, Inc. (The)	2,633,444
30,311	Kemper Corp.	2,418,818
32,541	Mercury General Corp.	1,673,584
31,519	ProAssurance Corp.	1,301,735
81,999	Progressive Corp. (The)	4,920,760
26,027	RLI Corp.	1,945,778
34,551	Selective Insurance Group, Inc.	2,066,150
39,616	Travelers Cos., Inc. (The)	5,155,626
33,290	W.R. Berkley Corp.	2,523,715

		46,212,308

	Reinsurance - 9.7%
11,300	Everest Re Group Ltd.	2,467,355
48,883	Maiden Holdings Ltd.	425,282
20,736	RenaissanceRe Holdings Ltd. (Bermuda)	2,734,042
60,132	Third Point Reinsurance Ltd. (Bermuda)(b)	757,663

		6,384,342

	Total Common Stocks (Cost $60,613,176)	66,103,705

	Money Market Fund - 0.0%
13,741	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(c) (Cost $13,741)	13,741

	Total Investments in Securities (Cost $60,626,917) - 100.0%	66,117,446
	Other assets less liabilities - (0.0)%	(19,698)

	Net Assets - 100.0%	$66,097,748

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco KBW Regional Banking ETF (KBWR)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Regional Banks - 97.0%
141,399	Associated Banc-Corp.	$3,817,773
116,497	BancorpSouth Bank	3,832,751
45,951	Bank of Hawaii Corp.	3,698,596
82,092	Bank OZK	3,357,563
92,545	BankUnited, Inc.	3,596,299
101,048	Boston Private Financial Holdings, Inc.	1,455,091
96,365	Brookline Bancorp, Inc.	1,753,843
92,503	Cathay General Bancorp	3,847,200
69,542	Chemical Financial Corp.	3,949,986
87,872	Columbia Banking System, Inc.	3,596,601
97,708	Commerce Bancshares, Inc.	6,526,894
61,161	Community Bank System, Inc.	3,868,433
58,477	Cullen/Frost Bankers, Inc.	6,461,124
132,294	CVB Financial Corp.	3,164,472
112,338	East West Bancorp, Inc.	7,272,762
294,540	F.N.B. Corp.	3,778,948
120,414	First Commonwealth Financial Corp.	2,031,384
117,354	First Financial Bancorp	3,561,694
74,194	First Financial Bankshares, Inc.	4,199,380
133,285	First Hawaiian, Inc.	3,766,634
210,498	First Horizon National Corp.	3,765,809
123,682	First Midwest Bancorp, Inc.	3,298,599
210,872	Fulton Financial Corp.	3,658,629
100,094	Glacier Bancorp, Inc.	4,274,014
77,665	Hancock Whitney Corp.	3,902,666
169,533	Home BancShares, Inc.	3,931,470
162,596	Hope Bancorp, Inc.	2,728,361
48,844	IBERIABANK Corp.	4,058,936
292,553	Investors Bancorp, Inc.	3,662,764
79,016	MB Financial, Inc.	3,828,325
182,577	Old National Bancorp	3,551,123
114,699	PacWest Bancorp	5,760,184
58,205	Pinnacle Financial Partners, Inc.	3,637,812
86,265	Popular, Inc.	4,281,332
53,881	Prosperity Bancshares, Inc.	3,779,752
50,734	Signature Bank/New York NY	5,566,027
158,968	Sterling Bancorp	3,529,090
72,125	Synovus Financial Corp.	3,564,418
148,332	TCF Financial Corp.	3,724,617
40,505	Texas Capital Bancshares, Inc.(b)	3,677,854
81,325	Trustmark Corp.	2,861,827
50,650	UMB Financial Corp.	3,641,229
165,788	Umpqua Holdings Corp.	3,531,284
107,068	United Bankshares, Inc.	3,956,163
307,052	Valley National Bancorp	3,577,156
60,883	Webster Financial Corp.	3,928,780
64,763	Western Alliance Bancorp(b)	3,673,357
42,369	Wintrust Financial Corp.	3,717,032

		184,606,038

	Thrifts & Mortgage Finance - 2.9%
80,401	Provident Financial Services, Inc.	2,053,441
101,354	Washington Federal, Inc.	3,400,427

		5,453,868

	Total Common Stocks (Cost $187,802,246)	190,059,906

	Money Market Fund - 0.1%
127,354	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(c) (Cost $127,354)	127,354

	Total Investments in Securities (Cost $187,929,600) - 100.0%	190,187,260
	Other assets less liabilities - 0.0%	21,174

	Net Assets - 100.0%	$190,208,434

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.9%
	Australia - 5.0%
27,149	ALS Ltd.	$150,360
87,616	Alumina Ltd.	184,328
7,865	Aristocrat Leisure Ltd.	188,268
3,321	ASX Ltd.	162,177
17,022	Bendigo & Adelaide Bank Ltd.	148,180
6,346	BHP Billiton Ltd.	164,456
7,370	BHP Billiton PLC	169,628
25,026	Boral Ltd.	123,719
5,499	Caltex Australia Ltd.	133,104
4,137	CIMIC Group Ltd.	148,636
1,063	Cochlear Ltd.	160,702
1,198	CSL Ltd.	175,100
28,200	Downer EDI Ltd.	154,713
25,463	DuluxGroup Ltd.	144,808
3,352	Flight Centre Travel Group Ltd.	169,473
38,796	Fortescue Metals Group Ltd.	126,035
23,801	Goodman Group REIT	170,390
48,230	Harvey Norman Holdings Ltd.	127,282
23,845	Insurance Australia Group Ltd.	142,520
18,751	IOOF Holdings Ltd.	127,546
10,955	LendLease Group	163,938
7,692	Magellan Financial Group Ltd.	141,126
9,199	Newcrest Mining Ltd.	147,918
10,487	Orica Ltd.	137,054
20,069	OZ Minerals Ltd.	141,584
3,729	Perpetual Ltd.	120,921
33,187	Qantas Airways Ltd.	165,791
3,058	Ramsay Health Care Ltd.	127,851
2,392	Rio Tinto Ltd.	144,391
2,792	Rio Tinto PLC	153,693
87,239	Shopping Centres Australasia Property Group REIT	155,648
7,900	Sonic Healthcare Ltd.	153,164
58,503	South32 Ltd.	155,263
14,419	Suncorp Group Ltd.	160,465
29,666	Sydney Airport	155,920
58,368	Telstra Corp. Ltd.	123,230
11,173	Treasury Wine Estates Ltd.	152,997
44,694	Whitehaven Coal Ltd.	180,415
7,011	Woolworths Group Ltd.	156,828
12,677	WorleyParsons Ltd.	173,215

		6,082,837

	Austria - 0.4%
2,601	ANDRITZ AG	147,661
2,948	Erste Group Bank AG	127,486
4,519	Vienna Insurance Group AG Wiener Versicherung Gruppe	128,697
2,597	voestalpine AG	130,266

		534,110

	Belgium - 1.3%
842	Ackermans & van Haaren NV	153,688
2,867	Ageas	153,805
4,432	bpost SA	69,851

2,814	Colruyt SA	$168,314
1,322	Groupe Bruxelles Lambert SA	140,574
1,612	KBC Group NV	124,031
4,730	Proximus SADP	115,834
892	Sofina SA	161,771
1,104	Solvay SA	151,456
1,815	UCB SA	156,003
2,664	Umicore SA	155,851

		1,551,178

	Canada - 4.5%
3,988	Agnico Eagle Mines Ltd.	166,932
3,096	Alimentation Couche-Tard, Inc., Class B	142,078
2,455	Bank of Nova Scotia (The)	145,358
13,194	Barrick Gold Corp.	147,749
3,485	BCE, Inc.	147,965
12,431	BlackBerry Ltd.(a)	121,923
3,921	Brookfield Asset Management, Inc., Class A	165,302
1,965	Canadian National Railway Co.	175,250
850	Canadian Pacific Railway Ltd.	168,420
1,114	Canadian Tire Corp. Ltd., Class A	151,588
5,757	Canadian Utilities Ltd., Class A	143,483
2,601	CGI Group, Inc., Class A(a)	167,767
6,762	CI Financial Corp.	118,049
232	Constellation Software, Inc.	168,036
305	Fairfax Financial Holdings Ltd.	172,178
4,654	Fortis, Inc.	152,881
2,169	Franco-Nevada Corp.	158,960
1,859	George Weston Ltd.	154,517
12,139	Goldcorp, Inc.	151,598
5,764	Great-West Lifeco, Inc.	142,329
9,426	Hydro One Ltd.(b)	137,553
1,944	Intact Financial Corp.	148,174
2,961	Loblaw Cos. Ltd.	156,419
2,762	Magna International, Inc.	168,096
4,816	Metro, Inc.	162,235
4,726	Pembina Pipeline Corp.	169,875
2,572	Restaurant Brands International, Inc.	163,940
8,252	RioCan Real Estate Investment Trust REIT	157,308
3,350	Rogers Communications, Inc., Class B	170,639
3,503	SNC-Lavalin Group, Inc.	154,998
5,262	Teck Resources Ltd., Class B	137,127
4,211	TELUS Corp.	153,789
2,609	Toronto-Dominion Bank (The)	154,636
3,518	TransCanada Corp.	158,094
7,819	Wheaton Precious Metals Corp.	163,707

		5,418,953

	Chile - 0.1%
12,695	Antofagasta PLC	167,026

	China - 1.4%
7,472	AAC Technologies Holdings, Inc.	95,219
30,000	BOC Hong Kong (Holdings) Ltd.	145,276
401,557	China Travel International Investment Hong Kong Ltd.	161,193
110,638	Kerry Logistics Network Ltd.	144,939
26,000	Minth Group Ltd.	98,074
68,000	Nexteer Automotive Group Ltd.	96,708
112,044	Semiconductor Manufacturing International Corp.(a)	135,358
477,092	Shougang Fushan Resources Group Ltd.	114,908
72,481	Tingyi Cayman Islands Holding Corp.	167,552
185,677	Towngas China Co. Ltd.	184,561
176,269	Uni-President China Holdings Ltd.	203,738
178,769	Want Want China Holdings Ltd.	147,851

		1,695,377

Schedule of Investments

	Denmark - 1.4%
1,232	Carlsberg A/S, Class B	$148,639
1,827	Chr. Hansen Holding A/S	189,321
3,744	Danske Bank A/S	108,929
1,937	DSV A/S	162,571
738	Genmab A/S(a)	126,569
4,139	ISS A/S	154,841
2,570	Jyske Bank A/S	145,589
2,443	Orsted A/S(b)	150,787
1,454	Pandora A/S	103,445
518	Rockwool International A/S, Class B	207,615
6,731	Tryg A/S	164,806

		1,663,112

	Finland - 1.6%
3,537	Elisa Oyj	153,827
6,849	Fortum Oyj	172,134
3,563	Huhtamaki Oyj	128,193
2,588	Kesko Oyj, Class B	145,530
2,937	Kone Oyj, Class B	160,791
4,657	Metso Oyj	170,551
2,052	Neste Oyj	169,555
3,276	Nokian Renkaat Oyj	142,169
4,668	Orion Oyj, Class B	160,904
2,654	Sampo Oyj, Class A	134,957
8,568	Stora Enso Oyj, Class R	141,703
4,426	UPM-Kymmene Oyj	157,224
6,475	Wartsila Oyj Abp	140,082

		1,977,620

	France - 4.4%
2,632	Accor SA	135,748
747	Aeroports de Paris	167,289
1,158	Arkema SA	145,315
26,347	Bollore SA	122,754
2,999	Bouygues SA	131,973
6,243	CNP Assurances	146,093
1,900	Danone SA	149,414
87	Dassault Aviation SA	160,835
1,169	Dassault Systemes SE	174,803
4,283	Edenred	168,731
1,393	Eiffage SA	156,012
11,475	Electricite de France SA	171,857
1,147	Essilor International Cie Generale d’Optique SA	169,366
6,381	Eutelsat Communications SA	136,779
1,443	Fonciere des Regions REIT	150,519
278	Hermes International	176,168
1,558	ICADE REIT	150,939
1,495	Imerys SA	116,149
1,718	Ingenico Group SA	142,640
1,034	Ipsen SA	171,978
3,652	Klepierre SA REIT	137,891
1,916	Legrand SA	140,876
705	L’Oreal SA	172,814
8,961	Orange SA	153,236
1,265	Orpea	174,135
910	Pernod Ricard SA	146,882
1,976	Publicis Groupe SA	126,375
1,106	Remy Cointreau SA(c)	151,148
2,114	Rubis SCA	124,787
1,711	Sartorius Stedim Biotech	203,799
1,451	Societe BIC SA	138,791
11,027	Suez	156,180
1,051	Teleperformance	192,821
1,364	Thales SA	179,464
6,203	Veolia Environnement SA	141,782

		5,386,343

	Germany - 5.3%
684	adidas AG	$151,380
650	Allianz SE	143,847
1,667	Axel Springer SE	124,635
1,385	Beiersdorf AG	161,404
2,425	Brenntag AG	145,500
2,417	Carl Zeiss Meditec AG	187,921
11,442	Ceconomy AG	94,035
9,676	Commerzbank AG(a)	104,565
1,337	Covestro AG(b)	128,434
1,135	Deutsche Boerse AG	149,666
4,485	Deutsche Lufthansa AG	125,944
3,317	Deutsche Post AG	117,169
3,676	Deutsche Wohnen AG-BR	179,184
1,841	Fielmann AG	129,352
1,473	Fraport AG Frankfurt Airport Services Worldwide	147,151
1,861	Fresenius SE & Co. KGaA	143,756
893	FUCHS PETROLUB SE	47,019
1,834	FUCHS PETROLUB SE (Preference Shares)	103,603
3,170	GEA Group AG	123,883
1,107	Hannover Rueck SE	147,658
3,740	Hapag-Lloyd AG(b)	151,759
1,510	HeidelbergCement AG	128,303
471	Henkel AG & Co. KGaA	50,535
704	Henkel AG & Co. KGaA (Preference Shares)	88,344
901	HOCHTIEF AG	162,033
1,771	KION Group AG	121,719
1,815	LANXESS AG	149,292
1,455	LEG Immobilien AG	163,841
677	Linde AG	167,217
1,334	MAN SE	149,763
1,518	Merck KGaA	156,087
665	Muenchener Rueckversicherungs-Gesellschaft AG In Muenchen	147,641
1,890	OSRAM Licht AG	84,431
345	Puma SE	173,173
232	Rational AG	159,071
1,145	Rheinmetall AG	138,392
1,423	SAP SE	166,248
1,123	Sartorius AG (Preference Shares)	182,641
1,461	STADA Arzneimittel AG	139,491
8,460	Suedzucker AG	123,436
1,859	Symrise AG	168,094
3,407	Talanx AG	130,354
2,219	United Internet AG	119,432
3,325	Vonovia SE	161,102
1,249	Wirecard AG	233,458
2,663	Zalando SE(a)(b)	152,863

		6,424,826

	Hong Kong - 4.8%
10,477	ASM Pacific Technology Ltd.	126,103
34,200	Bank of East Asia Ltd. (The)	135,978
58,868	Cafe de Coral Holdings Ltd.	148,386
211,560	Champion REIT	143,967
2,183,680	China Oceanwide Holdings Ltd.(a)	111,311
138,903	Chow Tai Fook Jewellery Group Ltd.	137,183
17,994	CK Infrastructure Holdings Ltd.	133,571
14,895	CLP Holdings Ltd.	170,168
67,684	Dah Sing Banking Group Ltd.	143,697
23,180	Dah Sing Financial Holdings Ltd.	146,811
17,857	Dairy Farm International Holdings Ltd.	145,892
240,544	First Pacific Co. Ltd.	111,579
29,762	Great Eagle Holdings Ltd.	146,588

Schedule of Investments

6,158	Hang Seng Bank Ltd.	$167,621
25,400	Henderson Land Development Co. Ltd.	141,612
84,695	Hong Kong & China Gas Co. Ltd.	172,905
21,899	Hongkong Land Holdings Ltd.	159,206
249,344	Hopewell Highway Infrastructure Ltd.(d)	147,360
38,570	Hopewell Holdings Ltd.	136,642
199,818	Huabao International Holdings Ltd.	121,971
412,915	Hutchison Port Holdings Trust	105,293
421,671	Hutchison Telecommunications Hong Kong Holdings Ltd.	150,997
26,000	Hysan Development Co. Ltd.	142,306
2,317	Jardine Matheson Holdings Ltd.	156,398
3,746	Jardine Strategic Holdings Ltd.	149,391
38,157	Johnson Electric Holdings Ltd.	113,054
299,459	Li & Fung Ltd.	101,510
102,625	Lifestyle International Holdings Ltd.	204,017
17,461	Link REIT	173,116
28,737	MTR Corp. Ltd.	161,132
79,899	NWS Holdings Ltd.	144,380
268,064	PCCW Ltd.	156,456
328,599	Sa Sa International Holdings Ltd.	175,037
368,019	Shun Tak Holdings Ltd.	149,137
113,681	Sun Art Retail Group Ltd.	144,869
11,490	Swire Pacific Ltd., Class A	124,606
19,422	Swire Pacific Ltd., Class B	34,898
44,132	Swire Properties Ltd.	173,780
24,093	Techtronic Industries Co. Ltd.	134,172
10,898	VTech Holdings Ltd.	121,935
121,550	WH Group Ltd.(b)	97,585
35,983	Yue Yuen Industrial Holdings Ltd.	96,754

		5,859,374

	Indonesia - 0.1%
552,944	Golden Agri-Resources Ltd.	113,733

	Ireland - 0.6%
16,048	Bank of Ireland Group PLC	137,917
4,601	CRH PLC	157,704
8,649	Glanbia PLC	142,385
1,294	Paddy Power Betfair PLC	140,715
4,317	Smurfit Kappa Group PLC	177,246

		755,967

	Israel - 3.2%
12,596	Airport City Ltd.(a)	142,989
15,743	Alony Hetz Properties & Investments Ltd.	154,622
26,136	Amot Investments Ltd.	131,801
3,027	Azrieli Group Ltd.	144,818
21,305	Bank Hapoalim BM	150,542
25,152	Bank Leumi Le-Israel BM	157,521
98,187	Bezeq The Israeli Telecommunication Corp. Ltd.	103,975
874	Delek Group Ltd.	124,419
1,053	Elbit Systems Ltd.	126,159
6,924	First International Bank of Israel Ltd.	148,887
1,654	Frutarom Industries Ltd.	166,954
14,985	Gazit-Globe Ltd.	137,956
19,084	Harel Insurance Investments & Financial Services Ltd.	146,592
34,871	Israel Chemicals Ltd.	166,640
760	Israel Corp. Ltd. (The)	170,791
53,018	Israel Discount Bank Ltd., Class A	167,463
3,460	Melisron Ltd.	135,856
136,038	Migdal Insurance & Financial Holding Ltd.(a)	133,278
8,229	Mizrahi Tefahot Bank Ltd.	159,830
1,543	Nice Ltd.(a)	168,186
319,897	Oil Refineries Ltd.	147,209

934	Paz Oil Co. Ltd.	$133,240
25,284	Phoenix Holdings Ltd. (The)(c)	135,078
81,762	Shikun & Binui Ltd.(a)	151,613
21,026	Shufersal Ltd.	126,929
6,667	Strauss Group Ltd.	136,499
5,186	Tower Semiconductor Ltd.(a)	105,753

		3,875,600

	Italy - 2.3%
85,887	A2A SpA	157,923
4,929	Atlantia SpA	146,313
16,653	Banca Mediolanum SpA	119,734
6,026	Buzzi Unicem SpA	132,906
10,470	Buzzi Unicem SpA-RSP	130,345
20,774	Davide Campari-Milano SpA	175,251
26,172	Enel SpA	146,070
1,208	Ferrari NV	160,847
12,210	Finecobank Banca Fineco SpA	143,577
2,534	Luxottica Group SpA	171,668
4,309	Moncler SpA	190,175
42,294	Parmalat SpA	146,479
17,710	Poste Italiane SpA(b)	165,068
4,907	Prysmian SpA	126,025
4,161	Recordati SpA	155,697
5,290	Salvatore Ferragamo SpA	122,461
33,993	Snam SpA	146,168
27,433	Terna Rete Elettrica Nazionale SpA	153,749
63,217	UnipolSai Assicurazioni SpA	144,125

		2,834,581

	Japan - 32.3%
2,360	ABC-Mart, Inc.	127,551
8,997	Aeon Co. Ltd.	182,166
7,210	Aeon Mall Co. Ltd.	125,856
4,015	Aica Kogyo Co. Ltd.	147,774
2,286	Ain Holdings, Inc.	169,500
7,600	Air Water, Inc.	138,231
2,582	Aisin Seiki Co. Ltd.	119,712
8,261	Ajinomoto Co., Inc.	145,789
6,768	Alfresa Holdings Corp.	161,612
3,808	ANA Holdings, Inc.	139,475
3,648	Aoyama Trading Co. Ltd.	120,416
139,800	Aplus Financial Co. Ltd.(a)	134,879
1,843	Ariake Japan Co. Ltd.	157,562
2,899	Asahi Group Holdings Ltd.	140,418
4,228	Asahi Intecc Co. Ltd.	161,090
4,185	ASKUL Corp.(c)	124,496
10,342	Astellas Pharma, Inc.	167,917
3,429	Azbil Corp.	149,946
4,709	Bandai Namco Holdings, Inc.	187,830
4,207	Benesse Holdings, Inc.	152,773
6,000	Brother Industries Ltd.	121,833
4,512	Calbee, Inc.	149,137
5,536	Canon Marketing Japan, Inc.	115,725
7,482	Capcom Co. Ltd.	193,433
797	Central Japan Railway Co.	165,502
11,194	Chubu Electric Power Co., Inc.	172,050
2,944	Chugai Pharmaceutical Co. Ltd.	149,120
12,891	Chugoku Electric Power Co., Inc. (The)	169,285
2,600	Ci:z Holdings Co. Ltd.	115,088
3,959	Coca-Cola Bottlers Japan Holdings, Inc.	142,353
16,304	Colopl, Inc.	107,052
4,294	Cosmo Energy Holdings Co. Ltd.	151,138
765	Cosmos Pharmaceutical Corp.	168,049
3,502	CyberAgent, Inc.	183,641
13,100	Daicel Corp.	143,709
2,790	Daido Steel Co. Ltd.	137,332
2,287	Daifuku Co. Ltd.	99,803

Schedule of Investments

4,271	Daiichi Sankyo Co. Ltd.	$176,350
2,797	Daiichikosho Co. Ltd.	132,429
878	Daito Trust Construction Co. Ltd.	146,399
8,212	DeNA Co. Ltd.	154,424
4,100	Denka Co. Ltd.	140,464
3,300	Dentsu, Inc.	138,262
4,026	Ebara Corp.	121,204
5,885	Electric Power Development Co. Ltd.	159,033
3,052	Ezaki Glico Co. Ltd.	140,958
1,986	Familymart UNY Holdings Co. Ltd.	184,513
2,604	FP Corp.	143,064
8,900	Fuji Media Holdings, Inc.	146,054
5,127	Fuji Oil Holdings, Inc.	168,320
3,663	FUJIFILM Holdings Corp.	150,558
7,885	Fujitsu General Ltd.	120,874
3,453	Fukuyama Transporting Co. Ltd.	167,499
2,800	Furukawa Electric Co. Ltd.	98,428
1,800	GMO Payment Gateway, Inc.	202,287
23,889	Gree, Inc.	132,100
27,000	GS Yuasa Corp.	125,666
42,787	GungHo Online Entertainment, Inc.(c)	90,971
3,764	Hamamatsu Photonics K.K.	159,047
4,061	Hankyu Hanshin Holdings, Inc.	161,257
7,028	Heiwa Corp.	157,147
997	Hikari Tsushin, Inc.	166,998
11,400	Hino Motors Ltd.	128,013
1,001	Hirose Electric Co. Ltd.	121,526
2,075	Hisamitsu Pharmaceutical Co., Inc.	151,260
2,050	Horiba Ltd.	140,830
1,679	Hoshizaki Corp.	168,890
4,490	House Foods Group, Inc.	141,591
2,867	Hoya Corp.	171,600
9,200	Ibiden Co. Ltd.	150,813
36,400	Ichigo, Inc.	161,937
4,419	IHI Corp.	154,156
3,547	Ito EN Ltd.	157,958
18,147	Itoham Yonekyu Holdings, Inc.	147,361
2,300	Izumi Co. Ltd.	138,485
3,999	Japan Airlines Co. Ltd.	147,292
4,000	Japan Airport Terminal Co. Ltd.	189,387
11,000	Japan Post Bank Co. Ltd.	131,776
12,500	Japan Post Holdings Co. Ltd.	137,574
5,900	Japan Post Insurance Co. Ltd.	125,073
4,900	Japan Steel Works Ltd. (The)	119,852
5,249	Japan Tobacco, Inc.	148,926
6,500	JGC Corp.	125,599
6,200	JSR Corp.	118,583
24,567	JXTG Holdings, Inc.	179,852
4,430	Kagome Co. Ltd.	134,950
2,708	Kaken Pharmaceutical Co. Ltd.	140,069
13,643	Kandenko Co. Ltd.	141,744
15,000	Kaneka Corp.	131,588
5,944	Kansai Paint Co. Ltd.	136,254
2,008	Kao Corp.	145,963
6,189	KDDI Corp.	172,113
4,861	Keihan Holdings Co. Ltd.	176,523
5,477	Kewpie Corp.	135,726
292	Keyence Corp.	153,669
3,897	Kintetsu Group Holdings Co. Ltd.	154,571
5,860	Kirin Holdings Co. Ltd.	149,562
5,500	Kissei Pharmaceutical Co. Ltd.	154,033
2,277	Kobayashi Pharmaceutical Co. Ltd.	189,377
13,500	Kobe Steel Ltd.	132,299
7,303	Koei Tecmo Holdings Co. Ltd.	149,400
8,000	Kokuyo Co. Ltd.	135,144
5,265	Komeri Co. Ltd.	125,158

2,900	Konami Holdings Corp.	$136,010
760	Kose Corp.	145,224
10,986	K’s Holdings Corp.	123,364
4,869	Kurita Water Industries Ltd.	141,799
2,560	Kusuri NO Aoki Holdings Co. Ltd.	187,529
7,800	KYORIN Holdings, Inc.	158,104
5,600	Kyowa Exeo Corp.	151,331
7,080	Kyowa Hakko Kirin Co. Ltd.	133,896
3,243	Kyudenko Corp.	129,500
2,306	Lawson, Inc.	138,228
19,065	Leopalace21 Corp.	104,573
3,700	Line Corp.(a)	161,301
5,156	Lintec Corp.	151,308
7,981	Lion Corp.	144,092
3,851	M3, Inc.	146,038
6,900	Maeda Road Construction Co. Ltd.	133,081
3,228	Makita Corp.	144,473
4,776	Maruichi Steel Tube Ltd.	164,050
3,600	Matsumotokiyoshi Holdings Co. Ltd.	155,655
7,370	Medipal Holdings Corp.	149,257
5,550	Megmilk Snow Brand Co. Ltd.	137,982
2,013	MEIJI Holdings Co. Ltd.	157,889
6,700	Minebea Mitsumi, Inc.	119,408
5,190	MISUMI Group, Inc.	131,767
5,355	Mitsubishi Corp.	149,111
19,300	Mitsubishi Motors Corp.	146,552
4,971	Mitsubishi Shokuhin Co. Ltd.	132,735
7,019	Mitsubishi Tanabe Pharma Corp.	131,175
8,231	Mitsui & Co. Ltd.	137,392
4,900	Mitsui Chemicals, Inc.	131,320
3,000	Mitsui Mining & Smelting Co. Ltd.	118,322
5,342	Miura Co. Ltd.	139,491
2,134	Mochida Pharmaceutical Co. Ltd.	154,226
4,723	MonotaRO Co. Ltd.	236,699
3,286	Morinaga & Co. Ltd.	152,059
3,800	Morinaga Milk Industry Co. Ltd.	124,924
3,500	Nabtesco Corp.	108,027
5,877	Nagoya Railroad Co. Ltd.	147,214
8,400	Nexon Co. Ltd.(a)	120,440
5,884	Nichirei Corp.	136,403
900	Nidec Corp.	130,088
5,323	Nihon Kohden Corp.	143,132
4,644	Nihon M&A Center, Inc.	123,464
300	Nintendo Co. Ltd.	98,517
6,400	Nippo Corp.	120,064
4,100	Nippon Paint Holdings Co. Ltd.	178,006
7,601	Nippon Paper Industries Co. Ltd.	124,194
2,100	Nippon Shokubai Co. Ltd.	149,705
3,218	Nippon Telegraph & Telephone Corp.	148,567
7,900	Nippon Television Holdings, Inc.	126,962
10,149	Nipro Corp.	123,395
14,300	Nissan Motor Co. Ltd.	134,837
14,800	Nissan Shatai Co. Ltd.	138,692
7,578	Nisshin Seifun Group, Inc.	147,918
10,000	Nisshinbo Holdings, Inc.	109,523
2,147	Nissin Foods Holdings Co. Ltd.	147,877
853	Nitori Holdings Co. Ltd.	128,514
2,000	Noevir Holdings Co. Ltd.	131,142
5,470	NOF Corp.	179,581
7,000	NOK Corp.	139,950
6,209	Nomura Real Estate Holdings, Inc.	135,063
3,305	Nomura Research Institute Ltd.	158,253
5,877	NTT DoCoMo, Inc.	150,836
12,109	NTT Urban Development Corp.	124,508
2,565	OBIC Business Consultants Co. Ltd.	205,310
1,820	OBIC Co. Ltd.	155,758

Schedule of Investments

7,402	Odakyu Electric Railway Co. Ltd.	$156,319
3,800	Olympus Corp.	153,609
5,179	Ono Pharmaceutical Co. Ltd.	121,887
1,900	Oracle Corp. Japan	159,210
94,000	Orient Corp.	130,999
1,560	Oriental Land Co. Ltd.	169,044
7,661	Osaka Gas Co. Ltd.	146,801
6,400	OSG Corp.	143,563
3,300	Otsuka Corp.	128,533
3,023	Otsuka Holdings Co. Ltd.	139,079
2,910	Paltac Corp.	153,377
6,232	Park24 Co. Ltd.	174,812
20,800	Penta-Ocean Construction Co. Ltd.	130,441
3,300	PeptiDream, Inc.(a)	128,091
5,896	Persol Holdings Co. Ltd.	128,201
3,738	Pigeon Corp.	179,320
2,851	Pilot Corp.	164,020
3,599	Pola Orbis Holdings, Inc.	139,215
16,474	Rakuten, Inc.	115,807
6,207	Recruit Holdings Co. Ltd.	169,398
5,369	Relo Group, Inc.	145,089
17,318	Rengo Co. Ltd.	157,957
13,914	Ricoh Co. Ltd.	135,237
1,689	Rinnai Corp.	145,754
5,457	Rohto Pharmaceutical Co. Ltd.	163,310
385	Ryohin Keikaku Co. Ltd.	123,300
3,086	Sankyu, Inc.	162,102
8,300	Sanrio Co. Ltd.(c)	156,079
9,397	Santen Pharmaceutical Co. Ltd.	156,561
5,268	Sapporo Holdings Ltd.	126,970
3,226	Sawai Pharmaceutical Co. Ltd.	151,876
1,586	SCREEN Holdings Co. Ltd.	115,472
3,627	SCSK Corp.	171,079
10,500	Sega Sammy Holdings, Inc.	166,964
3,633	Seven & i Holdings Co. Ltd.	147,832
43,500	Seven Bank Ltd.	131,347
13,390	Shikoku Electric Power Co., Inc.	178,350
1,222	Shimamura Co. Ltd.	114,187
2,895	Shionogi & Co. Ltd.	157,138
2,500	Shiseido Co. Ltd.	183,357
1,046	Shochiku Co. Ltd.	126,335
11,522	Showa Shell Sekiyu K.K.	188,568
33,291	SKY Perfect JSAT Holdings, Inc.	158,514
10,967	Skylark Co. Ltd.	159,107
1,844	SoftBank Group Corp.	152,541
3,237	Sohgo Security Services Co. Ltd.	147,767
45,697	Sojitz Corp.	165,332
3,010	Sony Corp.	156,711
3,576	Square Enix Holdings Co. Ltd.	168,673
5,779	Start Today Co. Ltd.	231,542
4,300	Subaru Corp.	124,997
2,750	Sugi Holdings Co. Ltd.	147,155
8,674	Sumitomo Corp.	142,190
9,887	Sumitomo Dainippon Pharma Co. Ltd.	191,045
3,220	Sumitomo Metal Mining Co. Ltd.	115,493
32,960	Sumitomo Osaka Cement Co. Ltd.	156,644
3,246	Sundrug Co. Ltd.	129,620
3,295	Suntory Beverage & Food Ltd.	139,965
3,718	Suzuken Co. Ltd.	162,251
2,672	Suzuki Motor Corp.	156,372
1,773	Sysmex Corp.	167,417
3,005	Taisei Corp.	166,706
1,615	Taisho Pharmaceutical Holdings Co. Ltd.	182,218
12,276	Takara Holdings, Inc.	142,895
14,478	Takashimaya Co. Ltd.	120,801
2,606	Takeda Pharmaceutical Co. Ltd.	108,836

2,769	Terumo Corp.	$151,635
3,500	THK Co. Ltd.	94,582
4,059	TIS, Inc.	194,356
4,707	Toho Co. Ltd.	140,024
5,119	Toho Gas Co. Ltd.	174,002
11,434	Tohoku Electric Power Co., Inc.	144,942
8,800	Tokai Carbon Co. Ltd.(c)	161,236
6,700	Tokyo Broadcasting System Holdings, Inc.	138,621
2,700	Tokyo Century Corp.	147,132
39,653	Tokyo Electric Power Co. Holdings, Inc.(a)	189,161
5,992	Tokyo Gas Co. Ltd.	145,785
13,500	Toppan Forms Co. Ltd.	137,002
14,846	Toray Industries, Inc.	114,840
3,924	Toyo Suisan Kaisha Ltd.	141,620
7,799	Toyobo Co. Ltd.	131,539
6,984	Toyota Boshoku Corp.	128,837
4,525	Tsumura & Co.	146,535
976	Tsuruha Holdings, Inc.	119,798
7,414	TV Asahi Holdings Corp.	148,028
4,800	Ube Industries Ltd.	128,426
5,327	Unicharm Corp.	161,656
7,298	USS Co. Ltd.	137,954
5,100	Wacoal Holdings Corp.	140,097
3,384	Welcia Holdings Co. Ltd.	171,407
2,151	West Japan Railway Co.	149,882
32,459	Yahoo! Japan Corp.(c)	123,236
23,785	Yamada Denki Co. Ltd.	117,714
3,400	Yamaha Corp.	158,549
5,200	Yamato Kogyo Co. Ltd.	161,658
7,752	Yamazaki Baking Co. Ltd.	192,173
3,228	Yaskawa Electric Corp.	105,831
3,428	Zenkoku Hosho Co. Ltd.	150,668
7,308	Zensho Holdings Co. Ltd.	162,494
10,000	Zeon Corp.	112,471

		39,361,104

	Kazakhstan - 0.1%
12,888	KAZ Minerals PLC(a)	143,091

	Luxembourg - 0.7%
4,431	Arcelormittal	142,651
267	Eurofins Scientific SE	145,768
79,401	L’Occitane International SA	139,230
1,698	RTL Group SA	126,655
9,367	SES SA FDR, Class A	187,359
8,619	Tenaris SA	157,623

		899,286

	Macau - 0.4%
51,200	MGM China Holdings Ltd.	110,137
26,800	Sands China Ltd.	137,976
157,316	SJM Holdings Ltd.	191,053

		439,166

	Mongolia - 0.1%
50,002	Turquoise Hill Resources Ltd.(a)	138,638

	Netherlands - 1.9%
4,891	ABN AMRO Group NV CVA(b)	135,628
22,000	Aegon NV	145,231
1,562	Akzo Nobel NV	144,565
3,388	ASR Nederland NV	151,826
2,069	Exor NV	136,245
6,589	GrandVision NV(b)	151,491
1,526	Heineken Holding NV	147,571
1,463	Heineken NV	148,138
8,649	ING Groep NV	132,589
6,742	Koninklijke Ahold Delhaize NV	171,614
1,457	Koninklijke DSM NV	155,372

Schedule of Investments

3,212	Koninklijke Vopak NV	$151,380
3,369	NN Group NV	149,083
2,146	Randstad NV	136,243
3,023	Wolters Kluwer NV	182,371

		2,239,347

	New Zealand - 0.9%
64,264	Air New Zealand Ltd.	141,972
159,995	Kiwi Property Group Ltd.	147,593
65,825	Mercury NZ Ltd.	150,574
75,505	Meridian Energy Ltd.	161,408
19,923	Ryman Healthcare Ltd.	165,069
82,477	Sky Network Television Ltd.	152,167
62,873	Spark New Zealand Ltd.	165,651

		1,084,434

	Norway - 0.6%
8,338	Gjensidige Forsikring ASA	133,964
7,828	Marine Harvest ASA	171,360
13,927	Orkla ASA	117,949
2,658	Schibsted ASA, Class A	92,000
3,263	Schibsted ASA, Class B	106,133
6,819	Telenor ASA	133,496

		754,902

	Portugal - 0.2%
8,473	Galp Energia SGPS SA	174,384
7,243	Jeronimo Martins SGPS SA	107,883

		282,267

	Singapore - 2.4%
76,014	Ascendas Real Estate Investment Trust REIT	153,558
27,200	BOC Aviation Ltd.(b)	171,232
116,297	CapitaLand Commercial Trust Ltd. REIT	149,504
99,926	CapitaLand Mall Trust REIT	158,554
99,187	ComfortDelGro Corp. Ltd.	171,226
103,045	Frasers Property Ltd.	127,926
5,395	Jardine Cycle & Carriage Ltd.	133,240
115,452	M1 Ltd.	139,089
60,624	SIA Engineering Co. Ltd.	132,266
18,044	Singapore Airlines Ltd.	130,694
143,404	Singapore Post Ltd.	141,160
77,455	Singapore Press Holdings Ltd.	165,573
59,188	Singapore Technologies Engineering Ltd.	148,698
58,580	Singapore Telecommunications Ltd.	138,134
79,781	StarHub Ltd.	100,803
101,757	Suntec Real Estate Investment Trust REIT	137,540
7,200	United Overseas Bank Ltd.	142,910
23,421	UOL Group Ltd.	123,359
7,284	Venture Corp. Ltd.	89,251
62,300	Wilmar International Ltd.	143,245
89,900	Wing Tai Holdings Ltd.	136,702

		2,934,664

	South Africa - 0.2%
6,154	Anglo American PLC	139,880
17,238	Investec PLC	124,773

		264,653

	South Korea - 6.4%
14,549	BNK Financial Group, Inc.	116,663
469	Celltrion, Inc.(a)	113,828
483	CJ CheilJedang Corp.	145,938
1,138	CJ CheilJedang Corp. (Preference Shares)	132,249
1,246	CJ Logistics Corp.(a)	168,190
1,910	Coway Co. Ltd.	160,156
2,348	DB Insurance Co. Ltd.	135,383
13,162	DGB Financial Group, Inc.	110,012
5,934	Dongsuh Cos., Inc.	135,267
537	E-MART, Inc.	104,889

4,514	GS Retail Co. Ltd.	$134,171
3,321	Hana Financial Group, Inc.	133,297
2,766	Hankook Tire Co. Ltd.	109,784
356	Hanmi Pharm Co. Ltd.	135,093
13,060	Hanon Systems	124,920
1,092	Hanssem Co. Ltd.	94,103
4,916	Hanwha Chemical Corp.	92,945
7,509	Hite Jinro Co. Ltd.	122,169
168	Hyosung Advanced Materials Corp.(a)	25,531
120	Hyosung Chemical Corp.(a)	18,075
519	Hyosung Corp.	20,646
351	Hyosung Heavy Industries Corp.(a)	16,598
163	Hyosung TNC Co. Ltd.(a)	32,421
1,782	Hyundai Department Store Co. Ltd.	156,750
4,235	Hyundai Engineering & Construction Co. Ltd.	221,470
1,157	Hyundai Glovis Co. Ltd.	141,697
3,952	Hyundai Marine & Fire Insurance Co. Ltd.	129,478
1,011	Hyundai Motor Co.	117,038
3,085	Hyundai Steel Co.	148,093
2,809	Hyundai Wia Corp.	118,271
9,485	Industrial Bank of Korea	132,696
1,275	Kakao Corp.	128,224
5,732	Kangwon Land, Inc.	133,225
2,586	KB Financial Group, Inc.	123,908
4,091	KEPCO Plant Service & Engineering Co. Ltd.	125,987
4,746	Kia Motors Corp.	134,491
4,990	Korea Electric Power Corp.	148,542
320	Korea Zinc Co. Ltd.	117,999
1,656	KT&G Corp.	163,579
1,822	Kumho Petrochemical Co. Ltd.	184,049
394	LG Chem Ltd.	132,079
66	LG Chem Ltd. (Preference Shares)	12,744
1,917	LG Corp.	129,211
1,941	LG Hausys Ltd.	116,774
356	Lotte Chemical Corp.	114,408
2,343	LOTTE Fine Chemical Co. Ltd.	128,811
2,138	LS Corp.	143,342
534	Nongshim Co. Ltd.	140,344
230	Ottogi Corp.	181,344
457	POSCO	135,019
1,721	S-1 Corp.	133,385
4,476	Samsung Card Co. Ltd.	141,644
543	Samsung Fire & Marine Insurance Co. Ltd.	132,516
44	Samsung Fire & Marine Insurance Co. Ltd. (Preference Shares)	7,277
3,491	Shinhan Financial Group Co. Ltd.	135,908
481	Shinsegae, Inc.	142,754
2,150	SK Hynix, Inc.	165,865
804	SK Innovation Co. Ltd.	142,667
681	SK Telecom Co. Ltd.	152,497
4,137	SKC Co. Ltd.	158,653
1,322	S-Oil Corp.	138,859
9,847	Woori Bank	148,764
794	Yuhan Corp.	158,282

		7,800,972

	Spain - 3.1%
1,758	Acciona SA	151,227
10,156	Acerinox SA	147,053
4,511	ACS Actividades de Construccion y Servicios SA	198,034
746	Aena SME SA(b)	135,642
2,052	Amadeus IT Group SA	175,269
13,621	Bankinter SA	131,674
5,848	Cellnex Telecom SA(b)	155,392

Schedule of Investments

2,500	Corp. Financiera Alba SA	$144,063
31,879	Distribuidora Internacional de Alimentacion SA	71,355
17,412	EDP Renovaveis SA	179,893
5,828	Enagas SA	163,112
7,216	Endesa SA	167,004
7,025	Ferrovial SA	145,323
6,635	Gas Natural SDG SA	179,953
3,397	Grifols SA	98,770
2,638	Grifols SA (Preference Shares), Class B	55,620
3,629	Grupo Catalana Occidente SA	155,195
20,811	Iberdrola SA	161,927
5,001	Industria de Diseno Textil SA	164,132
45,128	Mapfre SA	141,985
12,962	Mediaset Espana Comunicacion SA	102,160
10,506	MERLIN Properties SOCIMI SA REIT	155,501
7,749	Red Electrica Corp. SA	164,470
8,740	Repsol SA	173,590
9,542	Siemens Gamesa Renewable Energy SA	134,924
14,145	Zardoya Otis SA	135,382

		3,788,650

	Sweden - 2.1%
4,287	Boliden AB	127,831
4,566	Electrolux AB, Series B	107,257
6,148	Fastighets AB Balder, Class B(a)	178,985
9,056	Hennes & Mauritz AB, Class B	140,995
2,598	Hexagon AB, Class B	158,543
4,266	ICA Gruppen AB	141,625
4,114	Kinnevik AB, Class B	142,197
6,353	Lundin Petroleum AB	209,753
13,146	Nordea Bank AB	139,920
8,856	Securitas AB, Class B	159,551
12,570	Skandinaviska Enskilda Banken AB, Class A	134,591
179	Skandinaviska Enskilda Banken AB, Class C	1,976
15,100	Svenska Cellulosa AB SCA, Class B	156,490
10,662	Svenska Handelsbanken AB, Class A	131,841
259	Svenska Handelsbanken AB, Class B	3,266
5,949	Swedbank AB, Class A	140,963
3,526	Swedish Match AB	192,943
12,647	Tele2 AB, Class B	169,916
32,146	Telia Co. AB	154,757

		2,593,400

	Switzerland - 3.5%
1,868	Adecco Group AG	115,061
955	Baloise Holding AG	149,231
182	Banque Cantonale Vaudoise	136,224
1,743	Cie Financiere Richemont SA	153,173
4,629	Coca-Cola HBC AG	166,011
1,046	Dufry AG	138,516
2,013	Ferguson PLC	158,697
333	Geberit AG	148,572
103	Georg Fischer AG	132,964
28,312	Glencore PLC	124,227
251	Helvetia Holding AG	148,572
2,312	Julius Baer Group Ltd.	127,137
2,572	LafargeHolcim Ltd.	131,562
3,812	Logitech International SA	167,959
602	Lonza Group AG	185,647
1,700	Pargesa Holding SA	142,353
207	Partners Group Holding AG	157,341
1,587	PSP Swiss Property AG	149,563
215	Schindler Holding AG	48,690
443	Schindler Holding AG-PC	103,277
1,109	Sika AG	157,836

960	Sonova Holding AG	$177,261
1,140	Sulzer AG	139,909
429	Swatch Group AG (The)	35,382
276	Swatch Group AG (The)-BR	124,033
415	Swiss Life Holding AG	149,106
1,612	Swiss Prime Site AG	147,929
1,476	Swiss RE AG	135,345
282	Swisscom AG	132,540
7,887	UBS Group AG	129,976
463	Zurich Insurance Group AG	142,501

		4,256,595

	United Kingdom - 7.9%
11,626	3i Group PLC	144,513
5,997	Admiral Group PLC	155,837
5,143	Ashtead Group PLC	157,932
29,994	Auto Trader Group PLC(b)	167,333
21,590	Aviva PLC	141,603
26,851	B&M European Value Retail SA	145,360
16,951	Babcock International Group PLC	158,895
19,070	BAE Systems PLC	163,399
3,520	Bellway PLC	134,688
17,592	British Land Co. PLC (The) REIT	152,350
5,650	Bunzl PLC	167,868
77,471	Centrica PLC	151,164
11,094	CNH Industrial NV, Class A	130,260
2,380	Croda International PLC	160,469
36,799	CYBG PLC	166,825
1,670	DCC PLC	154,439
28,958	Direct Line Insurance Group PLC	130,633
24,455	DS Smith PLC	161,677
6,510	easyJet PLC	138,254
7,033	Experian PLC	172,887
42,236	G4S PLC	152,913
9,090	Halma PLC	167,768
6,347	Hargreaves Lansdown PLC	172,841
7,940	Hiscox Ltd.	166,436
24,876	Howden Joinery Group PLC	155,683
15,456	HSBC Holdings PLC	148,105
8,906	IMI PLC	145,096
15,639	Informa PLC	161,941
2,327	InterContinental Hotels Group PLC	143,679
68,307	ITV PLC	147,708
42,008	J Sainsbury PLC	180,190
3,525	Johnson Matthey PLC	173,859
12,473	Just Eat PLC(a)	129,746
30,562	Kingfisher PLC	118,946
42,179	Legal & General Group PLC	145,347
161,153	Lloyds Banking Group PLC	131,867
2,720	London Stock Exchange Group PLC	156,883
36,987	Marks & Spencer Group PLC	149,435
24,477	Meggitt PLC	183,078
32,502	Merlin Entertainments PLC(b)	167,895
5,302	Micro Focus International PLC	86,936
5,811	Mondi PLC	159,846
2,264	Next PLC	176,288
15,090	Pearson PLC	183,018
5,984	Prudential PLC	141,684
14,231	Quilter PLC(a)(b)	28,879
7,404	RELX NV	161,089
41,380	Royal Bank of Scotland Group PLC(a)	138,632
19,790	Royal Mail PLC	121,724
13,784	RPC Group PLC	147,325
3,178	Schroders PLC	129,773
8,222	Sky PLC	164,313
6,848	Smiths Group PLC	144,983
1,917	Spirax-Sarco Engineering PLC	174,641

Schedule of Investments

9,409	St. James’s Place PLC	$148,786
13,504	Standard Chartered PLC	121,871
30,104	Standard Life Aberdeen PLC	123,324
59,417	Taylor Wimpey PLC	136,356
5,208	TechnipFMC PLC	168,611
52,482	Tesco PLC	179,199
8,454	Travis Perkins PLC	132,631
5,362	Weir Group PLC (The)	137,050
48,972	WM Morrison Supermarkets PLC	167,857
7,846	WPP PLC	122,681

		9,553,299

	United States - 0.7%
9,191	Bausch Health Cos, Inc.(a)	199,562
2,309	Carnival PLC	134,026
4,441	Qiagen NV	161,030
11,087	Sims Metal Management Ltd.	141,352
2,130	Waste Connections, Inc.	165,099

		801,069

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $112,498,386) - 99.9%	121,676,174

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 0.7%
874,313	Invesco Government & Agency Portfolio - Institutional Class, 1.82%(e)(f) (Cost $874,313)	874,313

	Total Investments in Securities (Cost $113,372,699) - 100.6%	122,550,487
	Other assets less liabilities - (0.6)%	(759,900)

	Net Assets - 100.0%	$121,790,587

Investment Abbreviations:

BR - Bearer Shares

CVA - Dutch Certificates

FDR - Fiduciary Depositary Receipt

PC - Participation Certificate

REIT - Real Estate Investment Trust

RSP - Registered Savings Plan Shares

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2018 was $2,097,541, which represented 1.72% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at July 31, 2018.
(d)	Security valued using significant unobservable inputs (Level 3). See Additional Valuation Information.
(e)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco MSCI Emerging Markets Equal Country Weight ETF (EWEM)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.9%
	Brazil - 4.1%
7,500	Ambev SA	$38,751
600	Atacadao Distribuicao Comercio E Industria Ltda	2,498
3,300	B3 SA - Brasil Bolsa Balcao	20,898
1,600	Banco Bradesco SA	11,874
5,300	Banco Bradesco SA (Preference Shares)	43,073
1,400	Banco do Brasil SA	12,112
700	Banco Santander Brasil SA	6,798
1,100	BB Seguridade Participacoes SA	7,171
1,300	BR Malls Participacoes SA(a)	3,443
300	Braskem SA (Preference Shares), Class A	4,369
800	BRF SA(a)	4,823
1,900	CCR SA	5,326
300	Centrais Eletricas Brasileiras SA(a)	1,379
400	Centrais Eletricas Brasileiras SA (Preference Shares), Class B(a)	2,053
200	Cia Brasileira de Distribuicao (Preference Shares), Class A	4,427
500	Cia de Saneamento Basico do Estado de Sao Paulo	3,327
1,400	Cia Energetica de Minas Gerais (Preference Shares)	3,067
1,000	Cia Siderurgica Nacional SA(a)	2,444
2,000	Cielo SA	7,640
300	Cosan SA	2,944
500	EDP - Energias do Brasil SA	1,817
1,100	Embraer SA	5,637
300	Engie Brasil Energia SA	2,986
300	Equatorial Energia SA	4,891
400	Fibria Celulose SA	7,879
1,600	Gerdau SA (Preference Shares)	7,104
600	Hypera SA	4,432
200	IRB Brasil Resseguros S/A	2,843
5,100	Itau Unibanco Holding SA (Preference Shares)	61,092
7,150	Itausa - Investimentos Itau SA (Preference Shares)	19,832
1,100	Klabin SA	5,915
2,200	Kroton Educacional SA	6,618
800	Localiza Rent A Car SA	5,058
1,200	Lojas Americanas SA (Preference Shares)	5,795
1,100	Lojas Renner SA	9,042
200	M Dias Branco SA	2,043
100	Magazine Luiza SA	3,521
300	Multiplan Empreendimentos Imobiliarios SA	1,604
300	Natura Cosmeticos SA	2,324
400	Odontoprev SA	1,419
600	Petrobras Distribuidora SA	3,113
4,800	Petroleo Brasileiro SA(a)	28,034

6,300	Petroleo Brasileiro SA (Preference Shares)(a)	$33,071
100	Porto Seguro SA	1,320
400	Raia Drogasil SA	7,918
1,700	Rumo SA(a)	6,720
300	Sul America SA	1,762
700	Suzano Papel E Celulose SA	8,301
700	Telefonica Brasil SA (Preference Shares)	7,651
1,400	TIM Participacoes SA	4,621
600	Ultrapar Participacoes SA	6,492
5,000	Vale SA	72,991
1,300	WEG SA	6,405

		538,668

	Chile - 4.0%
23,384	Aguas Andinas SA, Class A	13,566
227,288	Banco de Chile	35,262
391	Banco de Credito e Inversiones SA	26,927
582,316	Banco Santander Chile	47,847
12,801	Cencosud SA	34,956
1,322	Cia Cervecerias Unidas SA	17,920
70,565	Colbun SA	15,696
2,539	Embotelladora Andina SA (Preference Shares), Class B	10,544
1,358	Empresa Nacional de Telecomunicaciones SA	12,771
11,022	Empresas CMPC SA	44,452
3,449	Empresas COPEC SA	55,175
253,703	Enel Americas SA	44,654
250,862	Enel Chile SA	26,565
1,374,615	Itau CorpBanca	14,481
2,711	Latam Airlines Group SA	30,772
6,450	S.A.C.I. Falabella	59,789
849	Sociedad Quimica y Minera de Chile SA (Preference Shares), Series B	40,879

		532,256

	China - 3.6%
500	3SBio, Inc.(b)	1,067
8	51job, Inc. ADR(a)	734
28	58.com, Inc., Class A ADR(a)	1,883
250	AAC Technologies Holdings, Inc.	3,186
453	Agile Group Holdings Ltd.	696
9,000	Agricultural Bank of China Ltd., H-Shares	4,358
353	Alibaba Group Holding Ltd. ADR(a)	66,092
2,000	Alibaba Health Information Technology Ltd.(a)	2,049
2,000	Aluminum Corp. of China Ltd., H-Shares(a)	910
500	Anhui Conch Cement Co. Ltd., H-Shares	3,202
317	ANTA Sports Products Ltd.	1,616
18	Autohome, Inc., Class A ADR	1,742
1,000	AviChina Industry & Technology Co. Ltd., H-Shares	614
500	Baic Motor Corp. Ltd., H-Shares(b)	415
84	Baidu, Inc. ADR(a)	20,763
24,000	Bank of China Ltd., H-Shares	11,255
3,000	Bank of Communications Co. Ltd., H-Shares	2,164
1,000	BBMG Corp., H-Shares	394
2,000	Beijing Enterprises Water Group Ltd.	1,091
2,000	Brilliance China Automotive Holdings Ltd.	2,610
500	BYD Co. Ltd., H-Shares	2,829
3,000	CGN Power Co. Ltd., H-Shares(b)	795
1,000	China Agri-Industries Holdings Ltd.	396
3,000	China Cinda Asset Management Co. Ltd., H-Shares	841
3,000	China CITIC Bank Corp. Ltd., H-Shares	1,923
1,000	China Coal Energy Co. Ltd., H-Shares	419

Schedule of Investments

1,000	China Communications Construction Co. Ltd., H-Shares	$1,105
500	China Conch Venture Holdings Ltd.	1,883
29,000	China Construction Bank Corp., H-Shares	26,276
1,000	China Everbright Bank Co. Ltd., H-Shares	438
1,000	China Everbright International Ltd.	1,218
700	China Evergrande Group(a)	1,931
1,000	China Galaxy Securities Co. Ltd., H-Shares	517
3,000	China Huarong Asset Management Co. Ltd., H-Shares(b)	765
400	China International Capital Corp. Ltd., H-Shares(b)	689
100	China International Marine Containers Group Co. Ltd., H-Shares	115
2,000	China Jinmao Holdings Group Ltd.	961
2,000	China Life Insurance Co. Ltd., H-Shares	4,990
1,000	China Longyuan Power Group Corp., H-Shares	932
1,000	China Medical System Holdings Ltd.	1,710
1,000	China Mengniu Dairy Co. Ltd.(a)	3,097
1,000	China Merchants Bank Co. Ltd., H-Shares	3,906
1,800	China Minsheng Banking Corp. Ltd., H-Shares	1,333
2,000	China Mobile Ltd.	18,045
2,000	China National Building Material Co. Ltd., H-Shares	2,169
1,148	China Overseas Land & Investment Ltd.	3,606
800	China Pacific Insurance (Group) Co. Ltd., H-Shares	3,120
8,000	China Petroleum & Chemical Corp. (Sinopec), H-Shares	7,717
1,000	China Power International Development Ltd.	249
500	China Railway Construction Corp. Ltd., H-Shares	603
1,000	China Railway Group Ltd., H-Shares	868
2,000	China Reinsurance Group Corp., H-Shares	418
1,283	China Resources Land Ltd.	4,692
500	China Resources Pharmaceutical Group Ltd.(b)	728
581	China Resources Power Holdings Co. Ltd.	1,121
1,000	China Shenhua Energy Co. Ltd., H-Shares	2,256
400	China Taiping Insurance Holdings Co. Ltd.	1,369
4,000	China Telecom Corp. Ltd., H-Shares	1,891
2,000	China Unicom Hong Kong Ltd.	2,465
400	China Vanke Co. Ltd., H-Shares	1,277
400	China Zhongwang Holdings Ltd.	196
4,000	Chong Sing Holdings Fintech GR(a)	306
1,000	Chongqing Rural Commercial Bank Co. Ltd., H-Shares	610
2,000	CIFI Holdings Group Co. Ltd.	1,300
2,000	CITIC Ltd.	2,824
500	CITIC Securities Co. Ltd., H-Shares	998
5,000	CNOOC Ltd.	8,360
1,000	COSCO SHIPPING Development Co. Ltd., H-Shares(a)	159
1,000	COSCO SHIPPING Holdings Co. Ltd., H-Shares(a)	418
2,000	Country Garden Holdings Co. Ltd.	3,099
1,000	CRRC Corp. Ltd., H-Shares	877
2,000	CSPC Pharmaceutical Group Ltd.	5,225
120	Ctrip.com International Ltd. ADR(a)	4,938
500	Dali Foods Group Co. Ltd.(b)	419
64	Fang Holdings Ltd. ADR(a)	207
1,000	Far East Horizon Ltd.	963
1,000	Fosun International Ltd.	1,827

4,000	GCL-Poly Energy Holdings Ltd.(a)	$352
18	GDS Holdings Ltd. ADR(a)	393
2,000	Geely Automobile Holdings Ltd.	4,562
400	GF Securities Co. Ltd., H-Shares	560
3,000	GOME Retail Holdings Ltd.(a)	317
1,000	Great Wall Motor Co. Ltd., H-Shares	717
500	Greentown China Holdings Ltd.	589
2,000	Guangdong Investment Ltd.	3,446
916	Guangzhou Automobile Group Co. Ltd., H-Shares	859
400	Guangzhou R&F Properties Co. Ltd., H-Shares	719
200	Guotai Junan Securities Co. Ltd., H-Shares(b)	415
800	Haitong Securities Co. Ltd., H-Shares	807
214	Hengan International Group Co. Ltd.	1,905
8,000	HengTen Networks Group Ltd.(a)	255
2,000	Huaneng Power International, Inc., H-Shares	1,501
2,000	Huaneng Renewables Corp. Ltd., H-Shares	744
400	Huatai Securities Co. Ltd., H-Shares(a)(b)	629
40	Huazhu Group Ltd. ADR	1,600
21,000	Industrial & Commercial Bank of China Ltd., H-Shares	15,548
220	JD.Com, Inc., Class A ADR(a)	7,889
1,000	Kaisa Group Holdings Ltd.	404
500	KWG Property Holding Ltd.	568
100	Legend Holdings Corp., H-Shares(b)	298
2,000	Lenovo Group Ltd.	1,109
500	Longfor Properties Co. Ltd.	1,405
500	Luye Pharma Group Ltd.	486
500	Meitu, Inc.(a)(b)	386
1,000	Metallurgical Corp. of China Ltd., H-Shares	293
36	Momo, Inc., Class A ADR(a)	1,477
24	NetEase, Inc. ADR	6,192
300	New China Life Insurance Co. Ltd., H-Shares	1,380
43	New Oriental Education & Technology Group, Inc. ADR	3,700
9	Noah Holdings Ltd. ADR(a)	460
2,000	People’s Insurance Co. Group of China Ltd. (The), H-Shares	892
6,000	PetroChina Co. Ltd., H-Shares	4,580
3,000	PICC Property & Casualty Co. Ltd., H-Shares	3,383
1,500	Ping An Insurance Group Co. of China Ltd., H-Shares	13,916
1,000	Postal Savings Bank of China Co. Ltd., H-Shares(b)	670
1,000	Semiconductor Manufacturing International Corp.(a)	1,208
147	Shanghai Fosun Pharmaceutical Group Co. Ltd., H-Shares	702
300	Shanghai Pharmaceuticals Holding Co. Ltd., H-Shares	795
500	Shenzhen International Holdings Ltd.	921
500	Shimao Property Holdings Ltd.	1,418
1,000	Shui On Land Ltd.	233
1,000	Sihuan Pharmaceutical Holdings Group Ltd.	215
20	SINA Corp.(a)	1,610
1,500	Sino Biopharmaceutical Ltd.	2,049
1,000	Sino-Ocean Group Holding Ltd.	565
500	Sinopec Engineering Group Co. Ltd., H-Shares	510
2,000	Sinopec Shanghai Petrochemical Co. Ltd., H-Shares	1,200

Schedule of Investments

400	Sinopharm Group Co. Ltd., H-Shares	$1,692
1,000	Sinotrans Ltd., H-Shares	463
500	SOHO China Ltd.	235
1,000	Sunac China Holdings Ltd.	3,250
200	Sunny Optical Technology Group Co. Ltd.	3,301
101	TAL Education Group ADR(a)	3,231
1,700	Tencent Holdings Ltd.	76,950
575	Tingyi Cayman Islands Holding Corp.	1,329
131	Vipshop Holdings Ltd., Class A ADR(a)	1,264
2,000	Want Want China Holdings Ltd.	1,654
14	Weibo Corp., Class A ADR(a)	1,159
1,000	Weichai Power Co. Ltd., H-Shares	1,220
152	Wuxi Biologics Cayman, Inc.(a)(b)	1,546
200	Xinjiang Goldwind Science & Technology Co. Ltd., H-Shares	255
2,000	Yuexiu Property Co. Ltd.	380
112	Yum China Holdings, Inc.	4,041
1,000	Yuzhou Properties Co. Ltd.	563
14	YY, Inc., Class A ADR(a)	1,305
500	Zhaojin Mining Industry Co. Ltd., H-Shares	403
100	ZhongAn Online P&C Insurance Co. Ltd., H-Shares(a)(b)	458
200	Zhuzhou CRRC Times Electric Co. Ltd., H-Shares	1,199
2,000	Zijin Mining Group Co. Ltd., H-Shares	739

		474,699

	Colombia - 4.2%
5,219	Bancolombia SA	60,440
10,287	Bancolombia SA (Preference Shares)	118,206
10,482	Cementos Argos SA	33,377
112,264	Ecopetrol SA	119,287
6,608	Grupo Argos SA	44,369
88,905	Grupo Aval Acciones y Valores SA (Preference Shares)	35,233
5,336	Grupo de Inversiones Suramericana SA	66,671
2,570	Grupo de Inversiones Suramericana SA (Preference Shares)	30,937
10,081	Interconexion Electrica SA ESP	49,545

		558,065

	Czech Republic - 4.3%
9,297	CEZ AS	244,056
4,371	Komercni banka AS	189,807
27,965	Moneta Money Bank AS(b)	95,921
3,592	O2 Czech Republic AS(a)	42,547

		572,331

	Egypt - 4.1%
83,039	Commercial International Bank Egypt SAE	389,914
9,535	Eastern Tobacco	87,833
6,081	ElSewedy Electric Co.	63,398

		541,145

	Greece - 4.4%
49,813	Alpha Bank AE(a)	108,816
66,621	Eurobank Ergasias SA(a)	68,986
1,216	FF Group(a)(c)	3,414
8,787	Hellenic Telecommunications Organization SA	114,122
3,926	JUMBO SA	62,932
196,779	National Bank of Greece SA(a)	64,053
8,006	OPAP SA	89,412
10,185	Piraeus Bank SA(a)	32,176
1,658	Titan Cement Co. SA	40,254

		584,165

	Hong Kong - 0.1%
600	China Gas Holdings Ltd.	2,432
2,500	Fullshare Holdings Ltd.(a)	1,102
1,000	Haier Electronics Group Co. Ltd.(a)	2,918

500	Kingboard Laminates Holdings Ltd.	$598
500	Sun Art Retail Group Ltd.	637

		7,687

	Hungary - 4.2%
14,176	MOL Hungarian Oil & Gas PLC	139,230
8,618	OTP Bank Nyrt	324,483
5,409	Richter Gedeon Nyrt	97,882

		561,595

	India - 4.6%
454	Axis Bank Ltd. GDR(b)	18,137
781	Dr Reddy’s Laboratories Ltd. ADR	24,391
175	GAIL India Ltd. GDR(b)	5,985
546	HDFC Bank Ltd. ADR	56,424
1,512	ICICI Bank Ltd. ADR(a)	13,351
4,542	Infosys Ltd. ADR	91,658
8,400	Invesco India ETF(d)	221,172
795	Larsen & Toubro Ltd. GDR(b)	14,978
932	Mahindra & Mahindra Ltd. GDR(b)	12,815
1,872	Reliance Industries Ltd. GDR(b)	64,022
220	State Bank of India GDR(a)(b)	9,361
1,157	Tata Motors Ltd. ADR(a)	21,057
3,470	Tata Steel Ltd. GDR(b)	28,454
1,246	Vedanta Ltd. ADR	16,086
1,185	Wipro Ltd. ADR	5,996

		603,887

	Indonesia - 4.1%
14,300	Indah Kiat Pulp And Paper Corp. TBK PT	19,040
75,400	PT Adaro Energy Tbk	9,961
9,400	PT AKR Corporindo Tbk	2,744
106,000	PT Astra International Tbk	52,559
51,600	PT Bank Central Asia Tbk	83,286
15,100	PT Bank Danamon Indonesia Tbk	6,885
97,800	PT Bank Mandiri Persero Tbk	45,102
39,100	PT Bank Negara Indonesia Persero Tbk	20,065
290,700	PT Bank Rakyat Indonesia Persero Tbk	61,890
22,200	PT Bank Tabungan Negara Persero Tbk	3,633
40,300	PT Bumi Serpong Damai Tbk(a)	3,773
38,600	PT Charoen Pokphand Indonesia Tbk	12,099
2,500	PT Gudang Garam Tbk	13,029
48,700	PT Hanjaya Mandala Sampoerna Tbk	12,969
9,600	PT Indocement Tunggal Prakarsa Tbk	9,404
12,200	PT Indofood CBP Sukses Makmur Tbk	7,382
23,000	PT Indofood Sukses Makmur Tbk	10,128
11,400	PT Jasa Marga Persero Tbk	3,708
110,500	PT Kalbe Farma Tbk	9,923
13,000	PT Matahari Department Store Tbk	7,235
88,300	PT Pakuwon Jati Tbk	3,154
57,100	PT Perusahaan Gas Negara Persero Tbk	6,732
15,500	PT Semen Indonesia (Persero) Tbk	8,169
30,600	PT Surya Citra Media Tbk	4,350
263,900	PT Telekomunikasi Indonesia Persero Tbk	65,334
10,700	PT Tower Bersama Infrastructure Tbk	3,896
8,000	PT Unilever Indonesia Tbk	23,994
8,757	PT United Tractors Tbk	21,407
24,900	PT Waskita Karya Persero Tbk	3,661

		535,512

	Luxembourg - 0.0%
226	Reinet Investments SCA	4,381

	Malaysia - 4.1%
6,400	AirAsia Group Bhd	5,605
4,300	Alliance Bank Malaysia Bhd	4,242
7,100	AMMB Holdings Bhd	7,021
5,600	Astro Malaysia Holdings Bhd	2,521
11,600	Axiata Group Bhd	12,527
600	British American Tobacco Malaysia Bhd	5,060

Schedule of Investments

19,700	CIMB Group Holdings Bhd	$28,302
15,600	Dialog Group Bhd	12,741
13,300	DiGi.com Bhd	14,887
7,000	FGV Holdings Bhd	2,979
500	Fraser & Neave Holdings Bhd	4,593
8,400	Gamuda Bhd	7,997
9,000	Genting Bhd	19,373
12,700	Genting Malaysia Bhd	15,809
1,000	Genting Plantations Bhd	2,300
2,700	HAP Seng Consolidated Bhd	6,509
5,600	Hartalega Holdings Bhd	8,472
2,800	Hong Leong Bank Bhd	13,129
1,000	Hong Leong Financial Group Bhd	4,448
10,500	IHH Healthcare Bhd	15,266
12,400	IJM Corp. Bhd	5,979
8,000	IOI Corp. Bhd	9,092
7,000	IOI Properties Group Bhd	3,272
1,800	Kuala Lumpur Kepong Bhd	10,964
16,200	Malayan Banking Bhd	39,095
3,900	Malaysia Airports Holdings Bhd	8,875
9,600	Maxis Bhd	13,674
4,800	MISC Bhd	7,888
9,200	My E.G. Services Bhd	2,806
256	Nestle Malaysia Bhd	9,295
10,200	Petronas Chemicals Group Bhd	22,407
800	Petronas Dagangan Bhd	5,310
3,000	Petronas Gas Bhd	13,830
2,400	PPB Group Bhd	9,742
5,800	Press Metal Aluminium Holdings Bhd	6,820
12,317	Public Bank Bhd	72,902
4,300	RHB Capital Bhd	5,755
10,100	Sime Darby Bhd	6,261
10,100	Sime Darby Plantation Bhd	13,044
12,801	Sime Darby Property Bhd	4,220
6,400	SP Setia BHD Group	4,676
4,800	Telekom Malaysia Bhd	4,688
13,161	Tenaga Nasional Bhd	50,766
3,000	Top Glove Corp. Bhd	7,483
1,700	UMW Holdings Bhd	2,509
4,400	Westports Holdings Bhd	4,005
14,000	YTL Corp. Bhd	4,649

		543,788

	Mexico - 4.8%
11,637	Alfa SAB de CV, Class A	15,816
1,900	Alsea SAB de CV	6,546
128,800	America Movil SAB de CV, Series L(a)	110,238
1,700	Arca Continental SAB de CV	11,272
6,657	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Class B	11,210
55,700	Cemex SAB de CV, Series CPO(a)(e)	41,464
2,022	Coca-Cola Femsa SAB de CV, Series L	12,646
700	El Puerto de Liverpool SAB de CV	5,189
12,858	Fibra Uno Administracion SA de CV REIT	18,496
7,400	Fomento Economico Mexicano SAB de CV, Series CPO(f)	72,513
825	Gruma SAB de CV, Class B	10,666
1,400	Grupo Aeroportuario del Pacifico SAB de CV, Class B(a)	13,214
797	Grupo Aeroportuario del Sureste SAB de CV, Class B	14,164
6,318	Grupo Bimbo SAB de CV, Series A	13,429
1,700	Grupo Carso SAB de CV, Series A1	7,062
9,518	Grupo Financiero Banorte SAB de CV, Class O	66,293

8,858	Grupo Financiero Inbursa SAB de CV, Class O	$14,574
13,356	Grupo Mexico SAB de CV, Series B	41,946
9,400	Grupo Televisa SAB, Series CPO(g)	37,375
530	Industrias Penoles SAB de CV	8,976
2,100	Infraestructura Energetica Nova SAB de CV	10,248
5,802	Kimberly-Clark de Mexico SAB de CV, Class A	10,666
3,905	Mexichem SAB de CV	13,656
837	Promotora y Operadora de Infraestructura SAB de CV	8,660
20,055	Wal-Mart de Mexico SAB de CV	58,502

		634,821

	Peru - 4.2%
4,446	Cia de Minas Buenaventura SAA ADR	61,088
1,684	Credicorp Ltd.	385,249
2,128	Southern Copper Corp.	105,038

		551,375

	Philippines - 4.2%
20,610	Aboitiz Equity Ventures, Inc.	22,257
15,400	Aboitiz Power Corp.	10,788
42,500	Alliance Global Group, Inc.(a)	9,540
2,555	Ayala Corp.	48,064
75,924	Ayala Land, Inc.	58,403
9,413	Bank of the Philippine Islands	17,371
20,237	BDO Unibank, Inc.	50,302
40,020	DMCI Holdings, Inc.	8,892
330	Globe Telecom, Inc.	11,403
941	GT Capital Holdings, Inc.	17,188
4,890	International Container Terminal Services, Inc.	8,195
29,940	JG Summit Holdings, Inc.	31,572
4,540	Jollibee Foods Corp.	23,083
2,360	Manila Electric Co.	16,869
118,000	Megaworld Corp.	10,310
148,100	Metro Pacific Investments Corp.	13,135
8,320	Metropolitan Bank & Trust Co.	11,547
905	PLDT, Inc.	22,785
21,700	Robinsons Land Corp.	8,001
2,360	Security Bank Corp.	9,021
2,473	SM Investments Corp.	44,240
104,433	SM Prime Holdings, Inc.	74,237
9,210	Universal Robina Corp.	22,199

		549,402

	Poland - 4.4%
825	Alior Bank SA(a)	16,391
298	Bank Handlowy w Warszawie SA	6,112
5,532	Bank Millennium SA(a)	13,903
1,556	Bank Polska Kasa Opieki SA	47,595
317	Bank Zachodni WBK SA	31,798
263	CCC SA	16,183
614	CD Projekt SA(a)	33,163
2,290	Cyfrowy Polsat SA(a)	14,880
447	Dino Polska SA(a)(b)	12,249
407	Grupa Azoty SA	4,637
843	Grupa Lotos SA	15,031
482	Jastrzebska Spolka Weglowa SA(a)	10,400
1,277	KGHM Polska Miedz SA	33,700
12	LPP SA	29,453
135	mBank SA	15,787
5,984	Orange Polska SA(a)	8,150
7,673	PGE Polska Grupa Energetyczna SA(a)	20,627
1,041	PLAY Communications SA(b)	6,092
2,730	Polski Koncern Naftowy ORLEN SA	69,164

Schedule of Investments

15,775	Polskie Gornictwo Naftowe i Gazownictwo SA(a)	$23,814
7,964	Powszechna Kasa Oszczednosci Bank Polski SA(a)	90,820
5,513	Powszechny Zaklad Ubezpieczen SA	63,322

		583,271

	Qatar - 4.6%
1,229	Barwa Real Estate Co.	12,253
2,506	Commercial Bank PQSC (The)	28,082
1,920	Doha Bank QPSC	13,452
10,054	Ezdan Holding Group QSC(a)	24,990
2,271	Industries Qatar QSC	77,654
4,643	Masraf Al Rayan QSC	49,414
1,012	Ooredoo QPSC	19,540
623	Qatar Electricity & Water Co. QSC	32,510
1,974	Qatar Insurance Co. SAQ	19,680
1,463	Qatar Islamic Bank SAQ	53,441
5,683	Qatar National Bank QPSC	273,146

		604,162

	Romania - 0.0%
578	NEPI Rockcastle PLC	5,383

	Russia - 3.9%
16,489	Gazprom PJSC ADR	73,920
1,287	LUKOIL PJSC ADR	92,381
1,060	Magnit PJSC GDR(b)	17,405
511	Magnitogorsk Iron & Steel Works PJSC GDR(b)	4,941
1,902	MMC Norilsk Nickel PJSC ADR	32,905
1,485	Mobile TeleSystems PJSC ADR	13,023
271	Novatek PJSC GDR(b)	43,116
351	Novolipetsk Steel PJSC GDR(b)	9,077
346	PhosAgro PJSC GDR(b)	4,557
158	Polyus PJSC GDR(b)	5,609
2,322	Rosneft Oil Co. PJSC GDR(b)	15,325
3,215	RusHydro PJSC ADR	3,305
6,120	Sberbank of Russia PJSC ADR	86,231
1,311	Severstal PJSC GDR(b)	21,395
2,120	Surgutneftegas PJSC ADR	9,714
2,052	Surgutneftegas PJSC (Preference Shares) ADR	11,389
744	Tatneft PJSC ADR	51,336
3,144	VTB Bank PJSC GDR(b)	4,905
376	X5 Retail Group NV GDR(b)	10,077

		510,611

	Singapore - 0.0%
100	BOC Aviation Ltd.(b)	630

	South Africa - 4.1%
1,100	Absa Group Ltd.	14,435
83	Anglo American Platinum Ltd.	2,563
632	AngloGold Ashanti Ltd.	5,547
597	Aspen Pharmacare Holdings Ltd.	11,622
516	Bid Corp. Ltd.	10,381
518	Bidvest Group Ltd. (The)	7,407
62	Capitec Bank Holdings Ltd.	4,504
391	Clicks Group Ltd.	5,769
350	Coronation Fund Managers Ltd.	1,590
548	Discovery Ltd.	7,112
387	Exxaro Resources Ltd.	3,826
5,183	FirstRand Ltd.	27,409
1,642	Fortress REIT Ltd., Class A REIT	1,944
1,171	Fortress REIT Ltd., Class B REIT	1,306
346	Foschini Group Ltd. (The)	4,549
1,265	Gold Fields Ltd.	4,639
4,575	Growthpoint Properties Ltd. REIT	9,133

383	Hyprop Investments Ltd. REIT	$3,003
248	Imperial Holdings Ltd.	4,040
431	Investec Ltd.	3,130
99	Kumba Iron Ore Ltd.	2,197
198	Liberty Holdings Ltd.	1,746
2,029	Life Healthcare Group Holdings Ltd.	3,718
1,456	MMI Holdings Ltd.	1,890
395	Mr Price Group Ltd.	7,091
2,611	MTN Group Ltd.	22,824
671	Naspers Ltd., Class N	166,076
345	Nedbank Group Ltd.	7,187
1,812	Netcare Ltd.	3,741
7,825	Old Mutual Ltd.(a)	18,017
564	Pick n Pay Stores Ltd.	3,207
198	Pioneer Foods Group Ltd.	1,753
232	PSG Group Ltd.	4,127
1,052	Rand Merchant Investment Holdings Ltd.	3,205
8,314	Redefine Properties Ltd. REIT	6,747
815	Remgro Ltd.	13,512
425	Resilient REIT Ltd. REIT	1,677
1,087	RMB Holdings Ltd.	6,837
2,669	Sanlam Ltd.	15,555
815	Sappi Ltd.	5,839
855	Sasol Ltd.	33,825
683	Shoprite Holdings Ltd.	11,350
297	SPAR Group Ltd. (The)	4,344
1,995	Standard Bank Group Ltd.	31,047
446	Telkom SA SOC Ltd.	1,716
248	Tiger Brands Ltd.	6,627
681	Truworths International Ltd.	4,256
928	Vodacom Group Ltd.	9,936
1,533	Woolworths Holdings Ltd.	5,987

		539,943

	South Korea - 3.7%
22	Amorepacific Corp.	5,261
6	Amorepacific Corp. (Preference Shares)	767
19	AMOREPACIFIC Group	1,627
5	BGF Retail Co. Ltd.	755
173	BNK Financial Group, Inc.	1,387
23	Celltrion Healthcare Co. Ltd.(a)	1,877
10	Celltrion Pharm, Inc.(a)	629
54	Celltrion, Inc.(a)	13,106
46	Cheil Worldwide, Inc.	831
5	CJ CheilJedang Corp.	1,511
10	CJ Corp.	1,256
5	CJ Logistics Corp.(a)	675
32	Coway Co. Ltd.	2,683
18	Daelim Industrial Co. Ltd.	1,262
110	Daewoo Engineering & Construction Co. Ltd.(a)	559
33	DB Insurance Co. Ltd.	1,903
112	DGB Financial Group, Inc.	936
23	Dongsuh Cos., Inc.	524
23	Doosan Bobcat, Inc.	684
42	Doosan Heavy Industries & Construction Co. Ltd.(a)	565
14	E-MART, Inc.	2,735
33	GS Engineering & Construction Corp.	1,336
34	GS Holdings Corp.	1,635
18	GS Retail Co. Ltd.	535
196	Hana Financial Group, Inc.	7,867
49	Hankook Tire Co. Ltd.	1,945
4	Hanmi Pharm Co. Ltd.	1,518
8	Hanmi Science Co. Ltd.	496
124	Hanon Systems	1,186
7	Hanssem Co. Ltd.	603

Schedule of Investments

71	Hanwha Chemical Corp.	$1,342
27	Hanwha Corp.	776
201	Hanwha Life Insurance Co. Ltd.	929
21	Hlb, Inc.(a)	1,278
21	Hotel Shilla Co. Ltd.	1,874
9	Hyundai Department Store Co. Ltd.	792
52	Hyundai Engineering & Construction Co. Ltd.	2,719
12	Hyundai Glovis Co. Ltd.	1,470
24	Hyundai Heavy Industries Co. Ltd.(a)	2,285
6	Hyundai Heavy Industries Holdings Co. Ltd.(a)	1,799
41	Hyundai Marine & Fire Insurance Co. Ltd.	1,343
45	Hyundai Mobis Co. Ltd.	9,172
102	Hyundai Motor Co.	11,808
25	Hyundai Motor Co. (2nd Preference Shares)	1,960
16	Hyundai Motor Co. (Preference Shares)	1,170
53	Hyundai Steel Co.	2,544
167	Industrial Bank of Korea	2,336
22	ING Life Insurance Korea Ltd.(a)(b)	830
30	Kakao Corp.	3,017
78	Kangwon Land, Inc.	1,813
263	KB Financial Group, Inc.	12,602
4	KCC Corp.	1,212
15	KEPCO Plant Service & Engineering Co. Ltd.	462
174	Kia Motors Corp.	4,931
45	Korea Aerospace Industries Ltd.(a)	1,414
170	Korea Electric Power Corp.	5,061
18	Korea Gas Corp.(a)	938
28	Korea Investment Holdings Co. Ltd.	1,787
6	Korea Zinc Co. Ltd.	2,213
31	Korean Air Lines Co. Ltd.	809
42	KT Corp. ADR	575
77	KT&G Corp.	7,606
12	Kumho Petrochemical Co. Ltd.	1,212
30	LG Chem Ltd.	10,057
5	LG Chem Ltd. (Preference Shares)	965
63	LG Corp.	4,246
154	LG Display Co. Ltd.	2,925
70	LG Electronics, Inc.	4,681
6	LG Household & Health Care Ltd.	6,490
1	LG Household & Health Care Ltd. (Preference Shares)	594
9	LG Innotek Co. Ltd.	1,311
11	Lotte Chemical Corp.	3,535
20	Lotte Corp.(a)	940
7	Lotte Shopping Co. Ltd.	1,289
3	Medy-Tox, Inc.	1,925
265	Mirae Asset Daewoo Co. Ltd.	1,928
19	NAVER Corp.	12,161
12	NCSoft Corp.	4,135
17	Netmarble Corp.(b)	2,196
93	NH Investment & Securities Co. Ltd.	1,081
12	OCI Co. Ltd.	1,060
14	Orion Corp.	1,671
1	Ottogi Corp.	788
159	Pan Ocean Co. Ltd.(a)	732
4	Pearl Abyss Corp.(a)	783
52	POSCO	15,363
33	POSCO Daewoo Corp.	565
11	S-1 Corp.	853
11	Samsung Biologics Co. Ltd.(a)(b)	3,668
50	Samsung C&T Corp.	5,520
19	Samsung Card Co. Ltd.	601
37	Samsung Electro-Mechanics Co. Ltd.	5,077

3,186	Samsung Electronics Co. Ltd.	$131,724
568	Samsung Electronics Co. Ltd. (Preference Shares)	19,422
104	Samsung Engineering Co. Ltd.(a)	1,580
20	Samsung Fire & Marine Insurance Co. Ltd.	4,881
256	Samsung Heavy Industries Co. Ltd.(a)	1,481
46	Samsung Life Insurance Co. Ltd.	3,960
36	Samsung SDI Co. Ltd.	7,370
23	Samsung SDS Co. Ltd.	4,307
41	Samsung Securities Co., Ltd.	1,191
282	Shinhan Financial Group Co. Ltd.	10,979
5	Shinsegae, Inc.	1,484
34	SillaJen, Inc.(a)	1,587
21	SK Holdings Co. Ltd.	4,947
385	SK Hynix, Inc.	29,701
43	SK Innovation Co. Ltd.	7,630
13	SK Telecom Co. Ltd.	2,911
30	S-Oil Corp.	3,151
9	ViroMed Co. Ltd.(a)	1,606
313	Woori Bank	4,729
6	Yuhan Corp.	1,196

		493,710

	Taiwan - 4.1%
3,000	Acer, Inc.	2,450
1,000	Advantech Co. Ltd.	6,615
3,000	ASE Industrial Holding Co. Ltd.	7,683
2,000	Asia Cement Corp.(a)	2,665
1,000	Asustek Computer, Inc.	8,607
8,000	AU Optronics Corp.	3,449
1,000	Catcher Technology Co. Ltd.(a)	12,298
7,000	Cathay Financial Holding Co. Ltd.	12,050
1,020	Chailease Holding Co. Ltd.	3,332
5,000	Chang Hwa Commercial Bank Ltd.(a)	2,956
2,000	Cheng Shin Rubber Industry Co. Ltd.	3,090
1,005	Chicony Electronics Co. Ltd.	2,275
2,000	China Airlines Ltd.(a)	646
12,000	China Development Financial Holding Corp.	4,390
1,975	China Life Insurance Co. Ltd.	2,090
11,000	China Steel Corp.	8,983
3,000	Chunghwa Telecom Co. Ltd.	10,387
4,000	Compal Electronics, Inc.	2,483
15,349	CTBC Financial Holding Co. Ltd.	10,404
2,000	Delta Electronics, Inc.	6,958
9,070	E.Sun Financial Holding Co. Ltd.	6,325
2,000	Eva Airways Corp.(a)	987
2,000	Evergreen Marine Corp. Taiwan Ltd.(a)	905
3,160	Far Eastern New Century Corp.	3,365
1,000	Far EasTone Telecommunications Co. Ltd.	2,372
1,000	Feng TAY Enterprise Co. Ltd.	5,749
8,162	First Financial Holding Co. Ltd.	5,612
3,000	Formosa Chemicals & Fibre Corp.	11,808
1,000	Formosa Petrochemical Corp.	3,936
4,000	Formosa Plastics Corp.	14,699
1,000	Formosa Taffeta Co. Ltd.	1,058
1,000	Foxconn Technology Co. Ltd.	2,479
6,000	Fubon Financial Holding Co. Ltd.	9,937
1,000	Highwealth Construction Corp.(a)	1,545
14,860	Hon Hai Precision Industry Co. Ltd.	40,676
1,000	HTC Corp.(a)	1,761
6,000	Hua Nan Financial Holdings Co. Ltd.	3,596
8,000	Innolux Corp.	3,005
2,000	Inventec Corp.	1,597
2,000	Lite-On Technology Corp.	2,626
2,000	Macronix International(a)	2,777
1,000	MediaTek, Inc.	8,297

Schedule of Investments

10,000	Mega Financial Holding Co. Ltd.	$8,901
1,000	Micro-Star International Co. Ltd.	3,430
5,000	Nan Ya Plastics Corp.	13,866
1,000	Nanya Technology Corp.	2,567
1,000	Novatek Microelectronics Corp.	4,834
2,000	Pegatron Corp.	4,449
2,000	Pou Chen Corp.	2,198
1,000	Powertech Technology, Inc.	2,826
1,000	President Chain Store Corp.	10,992
2,000	Quanta Computer, Inc.	3,456
1,000	Realtek Semiconductor Corp.(a)	4,018
1,000	Ruentex Development Co. Ltd.	1,109
1,000	Ruentex Industries Ltd.	1,914
7,000	Shin Kong Financial Holding Co. Ltd.(a)	2,652
9,000	SinoPac Financial Holdings Co. Ltd.	3,381
1,000	Synnex Technology International Corp.(a)	1,426
8,000	Taishin Financial Holding Co. Ltd.	3,920
3,000	Taiwan Business Bank(a)	990
3,300	Taiwan Cement Corp.	4,242
8,000	Taiwan Cooperative Financial Holding Co. Ltd.(a)	4,887
2,000	Taiwan High Speed Rail Corp.	1,623
1,000	Taiwan Mobile Co. Ltd.	3,446
22,000	Taiwan Semiconductor Manufacturing Co. Ltd.	176,782
2,000	Teco Electric and Machinery Co. Ltd.	1,460
4,320	Uni-President Enterprises Corp.	11,402
11,000	United Microelectronics Corp.	6,306
1,000	Vanguard International Semiconductor Corp.	2,548
3,000	Winbond Electronics Corp.	1,955
2,000	Wistron Corp.	1,545
1,000	WPG Holdings Ltd.	1,387
9,000	Yuanta Financial Holding Co. Ltd.	4,145

		547,580

	Thailand - 4.0%
4,500	Advanced Info Service PCL NVDR	27,322
18,600	Airports of Thailand PCL NVDR	37,038
1,100	Bangkok Bank PCL NVDR	6,811
16,800	Bangkok Dusit Medical Services PCL NVDR	13,381
32,500	Bangkok Expressway & Metro PCL NVDR	8,157
9,000	Banpu PCL NVDR	5,708
5,200	Berli Jucker PCL NVDR	8,909
25,400	BTS Group Holdings PCL NVDR	7,215
1,500	Bumrungrad Hospital PCL NVDR	8,183
5,800	Central Pattana PCL NVDR	13,206
14,900	Charoen Pokphand Foods PCL NVDR	12,204
21,800	CP ALL PCL NVDR	49,143
2,200	Delta Electronics Thailand PCL NVDR	4,612
600	Electricity Generating PCL NVDR	4,166
5,700	Energy Absolute PCL NVDR	6,125
2,200	Glow Energy PCL NVDR	6,183
17,100	Home Product Center PCL NVDR	7,556
7,000	Indorama Ventures PCL NVDR	12,519
43,400	IRPC PCL NVDR	8,414
8,000	Kasikornbank PCL NVDR	52,179
15,100	Krung Thai Bank PCL NVDR	8,623
13,000	Land & Houses PCL NVDR	4,689
9,800	Minor International PCL NVDR	11,193
6,000	PTT Exploration & Production PCL NVDR	24,977
9,800	PTT Global Chemical PCL NVDR	24,080
45,800	PTT PCL NVDR	70,552
2,200	Robinson PCL NVDR	4,182
1,700	Siam Cement PCL (The) NVDR	22,892
7,900	Siam Commercial Bank PCL (The) NVDR	33,243

4,900	Thai Oil PCL NVDR	$11,819
8,300	Thai Union Group PCL NVDR	4,091
47,500	TMB Bank PCL NVDR	3,284
43,400	True Corp. PCL NVDR	8,153

		530,809

	Turkey - 3.7%
29,863	Akbank Turk AS	43,982
2,846	Anadolu Efes Biracilik ve Malt Sanayii AS	12,012
3,248	Arcelik AS	8,343
2,195	Aselsan Elektronik Sanayi VE Ticaret AS	12,135
2,919	BIM Birlesik Magazalar AS(a)	42,099
1,048	Coca-Cola Icecek AS	6,336
23,484	Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	8,420
18,982	Eregli Demir ve Celik Fabrikalari TAS	42,689
964	Ford Otomotiv Sanayi AS	11,586
12,610	Haci Omer Sabanci Holding AS	21,809
10,448	KOC Holding AS	29,605
11,330	Petkim Petrokimya Holding AS	10,248
2,495	TAV Havalimanlari Holding AS	14,749
1,717	Tofas Turk Otomobil Fabrikasi AS	8,045
1,720	Tupras Turkiye Petrol Rafinerileri AS	37,701
7,581	Turk Hava Yollari AO(a)	26,686
15,107	Turkcell Iletisim Hizmetleri AS	39,822
31,413	Turkiye Garanti Bankasi AS	45,497
8,583	Turkiye Halk Bankasi AS(a)	12,117
21,630	Turkiye Is Bankasi AS, Class C	22,383
9,270	Turkiye Sise ve Cam Fabrikalari AS	9,442
10,300	Turkiye Vakiflar Bankasi TAO, Class D(a)	8,645
2,001	Ulker Biskuvi Sanayi AS(a)	7,125
11,940	Yapi ve Kredi Bankasi AS(a)	5,156

		486,632

	United Arab Emirates - 4.3%
33,893	Abu Dhabi Commercial Bank PJSC	65,329
62,799	Aldar Properties PJSC	34,707
29,585	DAMAC Properties Dubai Co. PJSC	18,767
2,706	DP World Ltd.	62,238
33,961	Dubai Investments PJSC	18,676
26,853	Dubai Islamic Bank PJSC	36,772
13,040	Emaar Development PJSC(a)	18,105
31,820	Emaar Malls PJSC	17,672
57,185	Emaar Properties PJSC	82,201
28,352	Emirates Telecommunications Group Co. PJSC	133,920
23,092	First Abu Dhabi Bank PJSC	85,499

		573,886

	United Kindom - 0.0%
182	Mondi Ltd.	5,017

	United States - 4.1%
46,800	Global X MSCI Pakistan ETF	539,136
1,500	JBS SA	3,602

		542,738

	Total Investments in Securities (Cost $12,697,449) - 99.9%	13,218,149
	Other assets less liabilities - 0.1%	18,991

	Net Assets - 100.0%	$13,237,140

Schedule of Investments

Investment Abbreviations:

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

GDR - Global Depositary Receipt

NVDR - Non-voting Depositary Receipt

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2018 was $421,025, which represented 3.18% of the Fund’s Net Assets.

(c)	Security valued using significant unobservable inputs (Level 3). See Additional Valuation Information.
(d)

Affiliated company. The Fund’s Adviser also serves as the adviser for Invesco India ETF and therefore, Invesco India ETF is considered to be affiliated with the Fund. The table below shows the Fund’s transaction in, and earnings from, its investments in affiliates for the nine months ended July 31, 2018.

	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2018	Dividend Income
Invesco India ETF	$—	$208,017	$—	$13,155	$—	$221,172	$—

(e)	Each CPO for Cemex SAB de CV represents two Series A shares and one Series B share.
(f)	Each CPO for Fomento Economico Mexicano SAB de CV represents one Series B share and four Series D shares.
(g)	Each CPO for Grupo Televisa SAB represents twenty-five Series A shares, twenty-two Series B shares, thirty-five Series D shares and thirty-five Series L shares.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 100.0%
	Consumer Discretionary - 15.9%
3,680	Adient PLC	$175,278
1,516	Advance Auto Parts, Inc.	214,105
3,309	AMC Networks, Inc., Class A(b)	199,500
2,025	Aptiv PLC	198,592
4,992	Aramark	200,728
4,195	AutoNation, Inc.(b)	203,583
303	AutoZone, Inc.(b)	213,776
2,804	Best Buy Co., Inc.	210,384
95	Booking Holdings, Inc.(b)	192,728
3,944	BorgWarner, Inc.	181,503
1,926	Bright Horizons Family Solutions, Inc.(b)	206,063
3,024	Brunswick Corp.	194,443
1,430	Burlington Stores, Inc.(b)	218,518
301	Cable One, Inc.	217,882
2,819	CarMax, Inc.(b)	210,523
3,105	Carnival Corp.	183,940
1,761	Carter’s, Inc.	184,606
3,810	CBS Corp., Class B	200,673
449	Chipotle Mexican Grill, Inc.(b)	194,713
2,413	Choice Hotels International, Inc.	187,249
5,775	Cinemark Holdings, Inc.	207,438
2,202	Columbia Sportswear Co.	191,530
4,604	D.R. Horton, Inc.	201,195
2,225	Darden Restaurants, Inc.	237,941
2,022	Dollar General Corp.	198,459
2,027	Dollar Tree, Inc.(b)	185,025
788	Domino’s Pizza, Inc.	206,976
3,039	Dunkin’ Brands Group, Inc.	211,606
9,845	Extended Stay America, Inc.	209,600
4,121	Floor & Decor Holdings, Inc., Class A(b)	196,778
3,580	Foot Locker, Inc.	174,740
16,895	Ford Motor Co.	169,626
6,758	Gap, Inc. (The)	203,889
3,206	Garmin Ltd.	200,215
8,297	Gentex Corp.	192,490
2,130	Genuine Parts Co.	207,270
7,931	Goodyear Tire & Rubber Co. (The)	192,009
335	Graham Holdings Co., Class B	187,265
1,769	Grand Canyon Education, Inc.(b)	206,142
6,946	H&R Block, Inc.	174,761
10,492	Hanesbrands, Inc.	233,552
4,646	Harley-Davidson, Inc.	199,267
2,248	Hasbro, Inc.	223,923
4,838	Hilton Grand Vacations, Inc.(b)	167,346
2,386	Hilton Worldwide Holdings, Inc.	187,683
1,044	Home Depot, Inc. (The)	206,211
2,422	Hyatt Hotels Corp., Class A	189,473
8,631	Interpublic Group of Cos., Inc. (The)	194,629
2,849	John Wiley & Sons, Inc., Class A	179,914
2,922	Kohl’s Corp.	215,848
2,431	Las Vegas Sands Corp.	174,789
1,001	Lear Corp.	180,310
4,643	Leggett & Platt, Inc.	202,295

3,558	Lennar Corp., Class A	$185,977
196	Lennar Corp., Class B	8,467
1,409	Liberty Media Corp.-Liberty SiriusXM, Class A(b)	66,420
2,845	Liberty Media Corp.-Liberty SiriusXM, Class C(b)	134,369
8,221	Lions Gate Entertainment Corp., Class A	196,071
8,709	Lions Gate Entertainment Corp., Class B	199,175
6,254	LKQ Corp.(b)	209,634
2,001	Lowe’s Cos., Inc.	198,779
1,847	Lululemon Athletica, Inc.(b)	221,548
5,485	Macy’s, Inc.	217,919
1,434	Marriott International, Inc., Class A	183,323
1,205	McDonald’s Corp.	189,836
6,118	MGM Resorts International	191,922
3,280	Michael Kors Holdings Ltd.(b)	218,874
10,166	Michaels Cos., Inc. (The)(b)	207,488
937	Mohawk Industries, Inc.(b)	176,493
2,702	NIKE, Inc., Class B	207,811
3,982	Nordstrom, Inc.	208,697
3,700	Norwegian Cruise Line Holdings Ltd.(b)	185,111
66	NVR, Inc.(b)	182,122
2,739	Omnicom Group, Inc.	188,525
712	O’Reilly Automotive, Inc.(b)	217,872
4,029	Penske Automotive Group, Inc.	210,314
1,727	Polaris Industries, Inc.	182,060
1,353	Pool Corp.	207,347
6,453	PulteGroup, Inc.	183,846
1,256	PVH Corp.	192,821
1,433	Ralph Lauren Corp., Class A	193,426
2,471	Ross Stores, Inc.	216,040
1,841	Royal Caribbean Cruises Ltd.	207,591
5,230	Service Corp. International	205,800
3,397	ServiceMaster Global Holdings, Inc.(b)	193,595
27,387	Sirius XM Holdings, Inc.	192,257
3,008	Six Flags Entertainment Corp.	195,370
6,540	Skechers U.S.A., Inc., Class A(b)	181,289
3,397	Starbucks Corp.	177,969
4,438	Tapestry, Inc.	209,119
2,654	Target Corp.	214,125
4,121	Tempur Sealy International, Inc.(b)	201,393
2,002	Thor Industries, Inc.	189,890
1,517	Tiffany & Co.	208,679
2,210	TJX Cos., Inc. (The)	214,945
4,892	Toll Brothers, Inc.	172,492
2,634	Tractor Supply Co.	205,557
5,410	Tribune Media Co., Class A	183,128
3,450	Twenty-First Century Fox, Inc., Class A	155,250
1,614	Twenty-First Century Fox, Inc., Class B	71,694
770	Ulta Beauty, Inc.(b)	188,180
4,679	Urban Outfitters, Inc.(b)	207,748
813	Vail Resorts, Inc.	225,095
2,384	VF Corp.	219,495
6,167	Viacom, Inc., Class A	212,145
1,552	Visteon Corp.(b)	181,708
1,952	Walt Disney Co. (The)	221,669
11,735	Wendy’s Co. (The)	195,740
1,306	Whirlpool Corp.	171,217
3,514	Williams-Sonoma, Inc.	205,534
3,903	Wyndham Destinations, Inc.	180,006
997	Wynn Resorts Ltd.	166,280
4,955	Yum China Holdings, Inc. (China)	178,776
2,365	Yum! Brands, Inc.	187,521

		22,002,526

	Consumer Staples - 5.8%
4,404	Archer-Daniels-Midland Co.	212,537

Schedule of Investments(a)

3,487	Brown-Forman Corp., Class A	$185,752
2,773	Bunge Ltd.	191,697
2,004	Casey’s General Stores, Inc.	219,198
4,053	Church & Dwight Co., Inc.	226,563
1,549	Clorox Co. (The)	209,378
4,524	Coca-Cola Co. (The)	210,954
3,031	Colgate-Palmolive Co.	203,107
5,171	Conagra Brands, Inc.	189,827
868	Constellation Brands, Inc., Class A	182,480
977	Costco Wholesale Corp.	213,680
3,132	Energizer Holdings, Inc.	199,446
1,290	Estee Lauder Cos., Inc. (The), Class A	174,073
9,406	Flowers Foods, Inc.	191,882
7,468	Hain Celestial Group, Inc. (The)(b)	212,390
4,000	Herbalife Nutrition Ltd.(b)	206,520
2,132	Hershey Co. (The)	209,384
5,253	Hormel Foods Corp.	188,950
1,709	Ingredion, Inc.	173,122
1,828	JM Smucker Co. (The)	203,127
2,957	Kellogg Co.	210,036
1,614	Keurig Dr Pepper, Inc.	38,752
1,852	Kimberly-Clark Corp.	210,869
7,814	Kroger Co. (The)	226,606
3,002	Lamb Weston Holdings, Inc.	210,951
1,875	McCormick & Co., Inc.	220,388
4,918	Mondelez International, Inc., Class A	213,343
3,754	Monster Beverage Corp.(b)	225,315
2,367	Nu Skin Enterprises, Inc., Class A	172,436
1,917	PepsiCo, Inc.	220,455
9,600	Pilgrim’s Pride Corp.(b)	171,072
3,039	Pinnacle Foods, Inc.	201,850
2,483	Post Holdings, Inc.(b)	214,928
2,608	Procter & Gamble Co. (The)	210,935
46	Seaboard Corp.	167,348
8,916	Sprouts Farmers Market, Inc.(b)	191,605
2,952	Sysco Corp.	198,404
2,766	Tyson Foods, Inc., Class A	159,460
5,400	US Foods Holding Corp.(b)	182,574
3,070	Walgreens Boots Alliance, Inc.	207,593
2,322	Walmart, Inc.	207,192

		8,066,179

	Energy - 4.5%
1,339	Andeavor	200,930
4,794	Apache Corp.	220,524
8,603	Cabot Oil & Gas Corp.	202,170
10,503	Centennial Resource Development, Inc., Class A(b)	188,634
1,560	Chevron Corp.	196,981
2,057	Cimarex Energy Co.	202,820
11,972	CNX Resources Corp.(b)	194,904
2,779	Concho Resources, Inc.(b)	405,317
2,871	Continental Resources, Inc.(b)	183,371
4,652	Devon Energy Corp.	209,386
1,588	Diamondback Energy, Inc.	209,537
2,859	Energen Corp.(b)	212,081
1,631	EOG Resources, Inc.	210,301
2,392	Exxon Mobil Corp.	194,972
2,515	HollyFrontier Corp.	187,569
11,784	Kinder Morgan, Inc.	209,520
2,451	Marathon Petroleum Corp.	198,114
6,642	Newfield Exploration Co.(b)	190,758
2,321	Occidental Petroleum Corp.	194,802
2,859	ONEOK, Inc.	201,388
6,491	Parsley Energy, Inc., Class A(b)	204,012
4,094	PBF Energy, Inc., Class A	191,190
1,638	Phillips 66	202,031

992	Pioneer Natural Resources Co.	$187,756
15,588	QEP Resources, Inc.(b)	161,959
11,196	RPC, Inc.	165,701
7,338	SM Energy Co.	201,868
4,036	Targa Resources Corp.	206,119
1,629	Valero Energy Corp.	192,792
7,177	Williams Cos., Inc. (The)	213,516

		6,141,023

	Financials - 17.7%
1,211	Affiliated Managers Group, Inc.	193,772
4,285	Aflac, Inc.	199,424
10,131	AGNC Investment Corp. REIT	197,251
346	Alleghany Corp.	217,727
2,068	Allstate Corp. (The)	196,708
7,578	Ally Financial, Inc.	202,787
1,971	American Express Co.	196,154
1,747	American Financial Group, Inc.	196,869
1,630	American National Insurance Co.	210,254
1,398	Ameriprise Financial, Inc.	203,647
18,379	Annaly Capital Management, Inc. REIT	197,023
1,391	Aon PLC	199,678
2,915	Arthur J. Gallagher & Co.	207,985
7,000	Associated Banc-Corp.	189,000
2,045	Assurant, Inc.	225,563
5,464	Assured Guaranty Ltd.	212,659
4,298	Athene Holding Ltd., Class A(b)	197,149
6,620	Bank of America Corp.	204,426
2,273	Bank of Hawaii Corp.	182,954
3,523	Bank of New York Mellon Corp. (The)	188,375
4,061	Bank OZK	166,095
4,581	BankUnited, Inc.	178,018
3,679	BB&T Corp.	186,930
1,004	Berkshire Hathaway, Inc., Class B(b)	198,661
16,794	BGC Partners, Inc., Class A	180,368
366	BlackRock, Inc.	184,010
1,906	BOK Financial Corp.	185,511
7,016	Brown & Brown, Inc.	205,288
2,092	Capital One Financial Corp.	197,317
1,970	Cboe Global Markets, Inc.	191,346
10,600	Chimera Investment Corp. REIT	202,460
1,475	Chubb Ltd.	206,087
2,782	Cincinnati Financial Corp.	210,403
3,868	CIT Group, Inc.	204,733
4,825	Citizens Financial Group, Inc.	191,938
4,094	CNA Financial Corp.	191,517
2,055	Comerica, Inc.	199,212
2,985	Commerce Bancshares, Inc.	199,398
554	Credit Acceptance Corp.(b)	212,514
1,720	Cullen/Frost Bankers, Inc.	190,043
2,638	Discover Financial Services	188,380
3,122	E*TRADE Financial Corp.(b)	186,727
2,766	East West Bancorp, Inc.	179,071
3,560	Eaton Vance Corp.	189,143
1,726	Erie Indemnity Co., Class A	214,438
1,847	Evercore, Inc., Class A	208,711
866	Everest Re Group Ltd.	189,091
14,459	F.N.B. Corp.	185,509
966	FactSet Research Systems, Inc.	194,514
5,139	Fidelity National Financial, Inc.	208,129
6,378	Fifth Third Bancorp	188,725
3,625	First American Financial Corp.	203,000
447	First Citizens BancShares, Inc., Class A	181,849
6,681	First Hawaiian, Inc.	188,805
10,450	First Horizon National Corp.	186,950
1,945	First Republic Bank	192,283
5,792	Franklin Resources, Inc.	198,781

Schedule of Investments(a)

853	Goldman Sachs Group, Inc. (The)	$202,528
1,591	Hanover Insurance Group, Inc. (The)	199,543
13,133	Huntington Bancshares, Inc.	202,774
2,620	Interactive Brokers Group, Inc., Class A	156,833
2,725	Intercontinental Exchange, Inc.	201,405
7,100	Invesco Ltd.(c)	191,629
8,789	Jefferies Financial Group, Inc.	213,133
1,799	JPMorgan Chase & Co.	206,795
9,930	KeyCorp	207,239
3,765	Lazard Ltd., Class A	204,439
5,097	Legg Mason, Inc.	173,961
2,910	Lincoln National Corp.	198,171
4,002	Loews Corp.	203,222
2,827	LPL Financial Holdings, Inc.	187,402
1,119	M&T Bank Corp.	193,979
176	Markel Corp.(b)	205,920
2,418	Marsh & McLennan Cos., Inc.	201,564
4,062	Mercury General Corp.	208,909
4,219	MetLife, Inc.	192,977
24,959	MFA Financial, Inc. REIT	200,920
3,829	Morgan Stanley	193,594
1,627	Morningstar, Inc.	214,764
2,088	Nasdaq, Inc.	190,843
13,775	Navient Corp.	181,968
10,788	New Residential Investment Corp. REIT	192,997
16,712	New York Community Bancorp, Inc.	179,988
1,915	Northern Trust Corp.	209,156
9,206	Old Republic International Corp.	196,180
5,952	OneMain Holdings, Inc.(b)	197,904
3,621	PacWest Bancorp	181,847
10,487	People’s United Financial, Inc.	191,178
2,865	Pinnacle Financial Partners, Inc.	179,062
1,353	PNC Financial Services Group, Inc. (The)	195,955
4,270	Popular, Inc.	211,920
3,461	Principal Financial Group, Inc.	201,015
3,098	Progressive Corp. (The)	185,911
2,652	Prosperity Bancshares, Inc.	186,038
1,993	Prudential Financial, Inc.	201,114
1,995	Raymond James Financial, Inc.	182,722
10,595	Regions Financial Corp.	197,173
1,296	Reinsurance Group of America, Inc.	183,384
978	S&P Global, Inc.	196,030
11,107	Santander Consumer USA Holdings, Inc.	213,699
2,999	SEI Investments Co.	179,760
1,508	Signature Bank/New York NY	165,443
17,017	SLM Corp.(b)	192,122
8,924	Starwood Property Trust, Inc. REIT	203,824
2,001	State Street Corp.	176,708
7,808	Sterling Bancorp	173,338
2,884	SunTrust Banks, Inc.	207,850
618	SVB Financial Group(b)	190,270
5,574	Synchrony Financial	161,312
3,581	Synovus Financial Corp.	176,973
1,594	T. Rowe Price Group, Inc.	189,814
7,369	TCF Financial Corp.	185,036
2,002	Texas Capital Bancshares, Inc.(b)	181,782
2,291	Torchmark Corp.	201,768
1,498	Travelers Cos., Inc. (The)	194,950
12,447	Two Harbors Investment Corp. REIT	192,928
8,202	Umpqua Holdings Corp.	174,703
3,916	US Bancorp	207,587
2,537	W.R. Berkley Corp.	192,330
3,022	Webster Financial Corp.	195,010
3,600	Wells Fargo & Co.	206,244
3,209	Western Alliance Bancorp(b)	182,014
214	White Mountains Insurance Group Ltd.	195,388

1,276	Willis Towers Watson PLC	$203,420
2,088	Wintrust Financial Corp.	183,180
3,516	Zions Bancorporation	181,777

		24,498,676

	Health Care - 9.3%
3,142	Abbott Laboratories	205,927
1,893	AbbVie, Inc.	174,591
4,777	Acadia Healthcare Co., Inc.(b)	188,596
1,096	Aetna, Inc.	206,475
3,114	Agilent Technologies, Inc.	205,649
1,675	Alexion Pharmaceuticals, Inc.(b)	222,708
2,321	AmerisourceBergen Corp.	189,927
1,083	Amgen, Inc.	212,864
844	Anthem, Inc.	213,532
2,715	Baxter International, Inc.	196,702
873	Becton, Dickinson and Co.	218,573
664	Biogen, Inc.(b)	222,022
6,395	Boston Scientific Corp.(b)	214,936
3,683	Bristol-Myers Squibb Co.	216,376
6,358	Bruker Corp.	205,999
4,880	Catalent, Inc.(b)	203,496
1,643	Centene Corp.(b)	214,132
3,243	Cerner Corp.(b)	201,325
1,842	Charles River Laboratories International, Inc.(b)	228,961
591	Chemed Corp.	186,774
1,124	Cigna Corp.	201,668
851	Cooper Cos., Inc. (The)	221,686
3,009	CVS Health Corp.	195,164
1,929	Danaher Corp.	197,877
2,854	DaVita, Inc.(b)	200,579
1,443	Edwards Lifesciences Corp.(b)	205,555
2,329	Eli Lilly & Co.	230,128
2,979	Encompass Health Corp.	225,302
2,605	Express Scripts Holding Co.(b)	206,993
2,881	Gilead Sciences, Inc.	224,228
1,859	HCA Healthcare, Inc.	230,944
2,113	Hill-Rom Holdings, Inc.	199,045
659	Humana, Inc.	207,045
1,943	IQVIA Holdings, Inc.(b)	236,929
1,159	Jazz Pharmaceuticals PLC(b)	200,600
1,611	Johnson & Johnson	213,490
1,066	Laboratory Corp. of America Holdings(b)	186,912
1,948	Masimo Corp.(b)	193,670
1,352	McKesson Corp.	169,811
4,220	MEDNAX, Inc.(b)	180,574
2,271	Medtronic PLC	204,912
3,266	Merck & Co., Inc.	215,131
355	Mettler-Toledo International, Inc.(b)	210,341
4,941	Mylan NV(b)	184,349
2,624	PerkinElmer, Inc.	207,768
2,569	Perrigo Co. PLC	206,856
5,413	Pfizer, Inc.	216,141
2,199	PRA Health Sciences, Inc.(b)	231,203
6,057	Premier, Inc., Class A(b)	226,532
1,833	Quest Diagnostics, Inc.	197,451
1,866	STERIS PLC	213,601
1,135	Stryker Corp.	185,289
744	Teleflex, Inc.	202,896
941	Thermo Fisher Scientific, Inc.	220,693
799	UnitedHealth Group, Inc.	202,323
1,668	Universal Health Services, Inc., Class B	203,663
1,643	Varian Medical Systems, Inc.(b)	189,684
1,006	Waters Corp.(b)	198,454
860	WellCare Health Plans, Inc.(b)	229,981
2,109	West Pharmaceutical Services, Inc.	231,252

Schedule of Investments(a)

1,764	Zimmer Biomet Holdings, Inc.	$221,417
2,313	Zoetis, Inc.	200,028

		12,857,730

	Industrials - 16.7%
982	3M Co.	208,498
3,029	A.O. Smith Corp.	180,316
5,837	AECOM(b)	195,890
3,003	AGCO Corp.	189,249
4,396	Air Lease Corp.	193,248
2,463	Allegion PLC	200,833
4,629	Allison Transmission Holdings, Inc.	217,563
549	AMERCO	207,017
4,507	American Airlines Group, Inc.	178,207
2,614	AMETEK, Inc.	203,369
3,225	Armstrong World Industries, Inc.(b)	218,977
547	Boeing Co. (The)	194,896
2,894	BWX Technologies, Inc.	190,309
2,181	C.H. Robinson Worldwide, Inc.	201,154
1,796	Carlisle Cos., Inc.	220,621
1,256	Caterpillar, Inc.	180,613
1,066	Cintas Corp.	217,976
1,753	Copa Holdings SA, Class A (Panama)	170,637
3,532	Copart, Inc.(b)	202,701
2,290	Crane Co.	207,405
3,024	CSX Corp.	213,736
1,343	Cummins, Inc.	191,794
1,488	Curtiss-Wright Corp.	197,949
1,259	Deere & Co.	182,291
3,595	Delta Air Lines, Inc.	195,640
4,099	Donaldson Co., Inc.	195,522
2,477	Dover Corp.	205,541
1,572	Dun & Bradstreet Corp. (The)	197,899
2,507	Eaton Corp. PLC	208,507
2,725	Emerson Electric Co.	196,963
2,636	Expeditors International of Washington, Inc.	200,784
3,706	Fastenal Co.	210,983
771	FedEx Corp.	189,566
4,591	Flowserve Corp.	203,519
3,937	Fluor Corp.	201,771
2,631	Fortive Corp.	215,952
3,400	Fortune Brands Home & Security, Inc.	197,200
958	General Dynamics Corp.	191,370
2,450	Genesee & Wyoming, Inc., Class A(b)	210,700
4,201	Graco, Inc.	193,834
1,277	Harris Corp.	210,641
4,827	HD Supply Holdings, Inc.(b)	212,291
3,210	HEICO Corp., Class A	207,848
2,738	Hexcel Corp.	188,949
1,296	Honeywell International, Inc.	206,906
1,772	Hubbell, Inc.	218,399
876	Huntington Ingalls Industries, Inc.	204,152
1,387	IDEX Corp.	213,015
3,948	IHS Markit Ltd.(b)	209,362
1,341	Illinois Tool Works, Inc.	192,206
2,176	Ingersoll-Rand PLC	214,358
3,718	ITT, Inc.	210,699
1,536	J.B. Hunt Transport Services, Inc.	184,166
3,011	Jacobs Engineering Group, Inc.	203,634
1,762	Kansas City Southern	204,868
3,709	KAR Auction Services, Inc.	220,500
2,111	Kirby Corp.(b)	176,163
4,746	Knight-Swift Transportation Holdings, Inc.	154,482
981	L3 Technologies, Inc.	210,366
1,691	Landstar System, Inc.	187,955
941	Lennox International, Inc.	204,272

2,151	Lincoln Electric Holdings, Inc.	$202,065
617	Lockheed Martin Corp.	201,204
5,113	Masco Corp.	206,207
1,923	Middleby Corp. (The)(b)	197,069
2,154	MSC Industrial Direct Co., Inc., Class A	182,293
1,522	Nordson Corp.	204,115
1,260	Norfolk Southern Corp.	212,940
588	Northrop Grumman Corp.	176,688
1,233	Old Dominion Freight Line, Inc.	181,004
2,554	Oshkosh Corp.	192,189
3,013	Owens Corning	187,469
3,037	PACCAR, Inc.	199,592
1,112	Parker-Hannifin Corp.	187,984
4,366	Pentair PLC (United Kingdom)	194,942
5,379	Quanta Services, Inc.(b)	183,263
917	Raytheon Co.	181,594
2,384	Regal Beloit Corp.	204,905
2,853	Republic Services, Inc.	206,785
3,047	Robert Half International, Inc.	230,841
1,096	Rockwell Automation, Inc.	205,566
1,412	Rockwell Collins, Inc.	196,254
711	Roper Technologies, Inc.	214,651
2,816	Ryder System, Inc.	220,493
6,455	Schneider National, Inc., Class B	168,734
3,788	Sensata Technologies Holding PLC(b)	205,954
1,297	Snap-on, Inc.	219,958
3,803	Southwest Airlines Co.	221,182
2,285	Spirit AeroSystems Holdings, Inc., Class A	213,076
1,356	Stanley Black & Decker, Inc.	202,681
957	Teledyne Technologies, Inc.(b)	209,985
4,757	Terex Corp.	209,879
2,916	Textron, Inc.	199,075
4,004	Timken Co. (The)	197,197
581	TransDigm Group, Inc.	218,189
2,897	TransUnion	209,743
5,551	Trinity Industries, Inc.	211,493
1,337	Union Pacific Corp.	200,403
2,798	United Continental Holdings, Inc.	224,959
1,672	United Parcel Service, Inc., Class B	200,456
1,201	United Rentals, Inc.(b)	178,709
1,546	United Technologies Corp.	209,854
7,083	Univar, Inc.(b)	194,712
4,698	USG Corp.(b)	203,048
1,304	Valmont Industries, Inc.	182,104
1,823	Verisk Analytics, Inc.(b)	201,660
646	W.W. Grainger, Inc.	223,878
1,587	WABCO Holdings, Inc.(b)	199,454
2,018	Wabtec Corp.	222,626
2,329	Waste Management, Inc.	209,610
1,050	Watsco, Inc.	181,136
9,798	Welbilt, Inc.(b)	223,394
3,236	WESCO International, Inc.(b)	197,396
1,783	XPO Logistics, Inc.(b)	177,801
2,731	Xylem, Inc.	209,085

		23,113,776

	Information Technology - 11.2%
1,252	Accenture PLC, Class A	199,481
2,564	Akamai Technologies, Inc.(b)	192,967
93	Alphabet, Inc., Class A(b)	114,131
92	Alphabet, Inc., Class C(b)	111,988
2,849	Amdocs Ltd.	192,535
2,230	Amphenol Corp., Class A	208,527
1,042	Apple, Inc.	198,282
3,785	Applied Materials, Inc.	184,065
2,588	Arrow Electronics, Inc.(b)	196,274
1,492	Automatic Data Processing, Inc.	201,405

Schedule of Investments(a)

4,329	Booz Allen Hamilton Holding Corp.	$204,632
782	Broadcom, Inc.	173,424
1,678	Broadridge Financial Solutions, Inc.	189,580
5,484	CA, Inc.	242,448
3,011	CDK Global, Inc.	188,037
2,394	CDW Corp.	201,311
1,831	Citrix Systems, Inc.(b)	201,355
4,206	Cognex Corp.	221,993
2,577	Cognizant Technology Solutions Corp., Class A	210,025
10,217	Conduent, Inc.(b)	183,497
3,701	CoreLogic, Inc.(b)	180,239
2,409	Dell Technologies, Inc., Class V(b)	222,881
3,120	Dolby Laboratories, Inc., Class A	201,084
2,436	DXC Technology Co.	206,427
1,484	Electronic Arts, Inc.(b)	191,065
1,569	EPAM Systems, Inc.(b)	204,299
2,388	Euronet Worldwide, Inc.(b)	219,553
1,130	F5 Networks, Inc.(b)	193,659
1,041	Facebook, Inc., Class A(b)	179,656
1,060	Fair Isaac Corp.(b)	213,548
1,922	Fidelity National Information Services, Inc.	198,216
10,335	First Data Corp., Class A(b)	240,392
2,728	Fiserv, Inc.(b)	205,909
969	FleetCor Technologies, Inc.(b)	210,273
3,608	FLIR Systems, Inc.	211,429
3,193	Fortinet, Inc.(b)	200,872
6,413	Genpact Ltd.	194,827
12,535	Hewlett Packard Enterprise Co.	193,540
8,808	HP, Inc.	203,289
1,268	IAC/InterActiveCorp.(b)	186,713
3,504	Intel Corp.	168,542
1,369	International Business Machines Corp.	198,409
807	IPG Photonics Corp.(b)	132,380
6,849	Jabil, Inc.	192,936
1,575	Jack Henry & Associates, Inc.	212,153
7,230	Juniper Networks, Inc.	190,438
1,709	KLA-Tencor Corp.	200,671
968	Lam Research Corp.	184,540
3,222	Leidos Holdings, Inc.	220,449
881	Littelfuse, Inc.	191,018
4,537	Manhattan Associates, Inc.(b)	218,320
8,877	Marvell Technology Group Ltd.	189,169
3,325	Maxim Integrated Products, Inc.	203,291
2,038	Microchip Technology, Inc.	190,410
3,120	Micron Technology, Inc.(b)	164,705
2,004	Microsoft Corp.	212,584
1,698	MKS Instruments, Inc.	160,121
4,691	National Instruments Corp.	205,513
2,904	NetApp, Inc.	225,118
1,687	NXP Semiconductors NV (Netherlands)(b)	160,839
7,625	ON Semiconductor Corp.(b)	168,131
4,146	Oracle Corp.	197,681
2,958	Paychex, Inc.	204,161
8,117	Sabre Corp.	199,841
1,956	Skyworks Solutions, Inc.	184,998
3,983	SS&C Technologies Holdings, Inc.	211,378
2,232	Synopsys, Inc.(b)	199,608
5,062	Teradyne, Inc.	218,932
1,745	Texas Instruments, Inc.	194,253
2,261	Total System Services, Inc.	206,972
5,709	Trimble, Inc.(b)	201,528
2,344	Ubiquiti Networks, Inc.(b)	193,568
1,491	VeriSign, Inc.(b)	216,538
4,854	Versum Materials, Inc.	187,122
1,412	VMware, Inc., Class A(b)	204,161

2,255	Western Digital Corp.	$158,188
7,027	Xerox Corp.	182,491
2,868	Xilinx, Inc.	206,697
1,250	Zebra Technologies Corp., Class A(b)	172,413

		15,404,095

	Materials - 5.8%
1,196	Air Products & Chemicals, Inc.	196,347
2,084	Albemarle Corp.	196,313
4,021	Alcoa Corp.(b)	173,989
2,076	AptarGroup, Inc.	212,645
1,826	Avery Dennison Corp.	209,406
5,182	Ball Corp.	201,943
4,549	Bemis Co., Inc.	208,845
1,729	Celanese Corp., Series A	204,212
4,699	CF Industries Holdings, Inc.	208,730
3,909	Chemours Co. (The)	179,071
3,011	DowDuPont, Inc.	207,066
1,802	Eagle Materials, Inc.	179,029
1,863	Eastman Chemical Co.	193,044
1,356	Ecolab, Inc.	190,789
2,211	FMC Corp.	198,725
11,398	Freeport-McMoRan, Inc.	188,067
13,150	Graphic Packaging Holding Co.	191,069
5,962	Huntsman Corp.	199,906
1,564	International Flavors & Fragrances, Inc.	207,637
3,622	International Paper Co.	194,610
1,711	LyondellBasell Industries NV, Class A	189,562
898	Martin Marietta Materials, Inc.	179,079
4,981	Newmont Mining Corp.	182,703
3,044	Nucor Corp.	203,735
5,914	Olin Corp.	174,522
1,649	Packaging Corp. of America	186,172
1,926	PPG Industries, Inc.	213,131
1,249	Praxair, Inc.	209,207
2,066	Reliance Steel & Aluminum Co.	186,353
2,247	Scotts Miracle-Gro Co. (The)	178,479
4,354	Sealed Air Corp.	191,881
513	Sherwin-Williams Co. (The)	226,094
3,754	Sonoco Products Co.	209,548
3,954	Southern Copper Corp. (Peru)	195,169
3,909	Steel Dynamics, Inc.	184,075
5,384	United States Steel Corp.	196,139
9,436	Valvoline, Inc.	213,159
1,529	Vulcan Materials Co.	171,248
2,753	W.R. Grace & Co.	203,337
1,642	Westlake Chemical Corp.	176,055
3,264	WestRock Co.	189,247

		8,000,338

	Real Estate - 7.7%
1,414	American Tower Corp. REIT	209,611
10,161	Apple Hospitality REIT, Inc. REIT	182,796
1,596	Boston Properties, Inc. REIT	200,346
11,938	Brandywine Realty Trust REIT	196,858
2,230	Camden Property Trust REIT	206,476
4,141	CBRE Group, Inc., Class A(b)	206,222
8,754	Columbia Property Trust, Inc.	202,918
1,839	CoreSite Realty Corp. REIT	206,152
6,375	CubeSmart REIT	193,545
5,069	Douglas Emmett, Inc.	196,880
6,890	Duke Realty Corp. REIT	200,637
2,154	Equity LifeStyle Properties, Inc. REIT	195,992
3,057	Equity Residential REIT	200,019
822	Essex Property Trust, Inc. REIT	197,650
2,014	Extra Space Storage, Inc. REIT	189,256
1,636	Federal Realty Investment Trust REIT	205,318
5,534	Gaming and Leisure Properties, Inc. REIT	200,995

Schedule of Investments(a)

9,453	GGP, Inc. REIT	$201,538
4,108	Highwoods Properties, Inc. REIT	201,744
6,723	Hospitality Properties Trust REIT	190,059
8,936	Host Hotels & Resorts, Inc. REIT	187,120
1,547	Howard Hughes Corp. (The)(b)	209,696
5,547	Hudson Pacific Properties, Inc.	190,040
5,824	Iron Mountain, Inc. REIT	204,481
1,187	Jones Lang LaSalle, Inc.	202,989
2,557	Kilroy Realty Corp. REIT	186,533
2,806	Lamar Advertising Co., Class A REIT	206,606
4,454	Liberty Property Trust REIT	190,898
2,137	Life Storage, Inc. REIT	205,066
3,473	Macerich Co. (The) REIT	205,115
14,403	Medical Properties Trust, Inc. REIT	207,547
4,721	National Retail Properties, Inc. REIT	210,604
6,340	Omega Healthcare Investors, Inc. REIT	188,235
9,835	Outfront Media, Inc. REIT	208,994
13,004	Paramount Group, Inc. REIT	200,782
6,096	Park Hotels & Resorts, Inc. REIT	190,683
3,013	Prologis, Inc. REIT	197,713
935	Public Storage REIT	203,671
5,000	Rayonier, Inc. REIT	175,050
3,632	Realty Income Corp. REIT	202,557
3,341	Regency Centers Corp. REIT	212,588
16,144	Retail Properties of America, Inc., Class A REIT	202,607
1,206	Simon Property Group, Inc. REIT	212,509
2,004	SL Green Realty Corp. REIT	206,632
24,949	Spirit Realty Capital, Inc. REIT	208,823
7,222	STORE Capital Corp.	198,244
3,563	Taubman Centers, Inc.	221,084
9,388	Uniti Group, Inc. REIT(b)	165,980
27,298	VEREIT, Inc. REIT	208,284
2,812	Vornado Realty Trust	202,239
6,648	Weingarten Realty Investors REIT	200,902
5,240	Weyerhaeuser Co. REIT	179,103
2,910	WP Carey, Inc. REIT	190,256
		10,568,643
	Telecommunication Services - 0.9%
5,991	AT&T, Inc.	191,532
7,536	Telephone & Data Systems, Inc.	190,284
3,463	T-Mobile US, Inc.	207,780
5,358	United States Cellular Corp.(b)	184,101
4,016	Verizon Communications, Inc.	207,386
5,612	Zayo Group Holdings, Inc.(b)	208,149

		1,189,232

	Utilities - 4.5%
4,709	Alliant Energy Corp.	202,346
3,288	Ameren Corp.	204,053
2,869	American Electric Power Co., Inc.	204,101
2,319	American Water Works Co., Inc.	204,652
5,469	Aqua America, Inc.	202,025
2,168	Atmos Energy Corp.	199,174
3,678	Avangrid, Inc.	184,121
7,471	CenterPoint Energy, Inc.	212,774
4,228	CMS Energy Corp.	204,381
2,556	Consolidated Edison, Inc.	201,745
3,023	Dominion Energy, Inc.	216,779
1,938	DTE Energy Co.	210,351
2,536	Duke Energy Corp.	206,988
2,431	Entergy Corp.	197,592
3,422	Evergy, Inc.	191,940
3,416	Eversource Energy	207,420
4,733	Exelon Corp.	201,152
5,699	Hawaiian Electric Industries, Inc.	200,434
6,960	MDU Resources Group, Inc.	201,840

3,714	National Fuel Gas Co.	$199,442
1,181	NextEra Energy, Inc.	197,865
7,713	NiSource, Inc.	201,926
5,563	OGE Energy Corp.	201,603
2,445	Pinnacle West Capital Corp.	196,651
3,702	Public Service Enterprise Group, Inc.	190,875
1,838	Sempra Energy	212,454
4,365	Southern Co. (The)	212,139
3,817	UGI Corp.	202,835
2,810	Vectren Corp.	200,831
3,076	WEC Energy Group, Inc.	204,154
4,281	Xcel Energy, Inc.	200,608

		6,275,251

	Total Investments in Securities (Cost $130,573,419) - 100.0%	138,117,469
	Other assets less liabilities - 0.0%	44,081

	Net Assets - 100.0%	$138,161,550

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the nine months ended July 31, 2018.

	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2018	Dividend Income
Invesco Ltd.	$106,583	$147,057	$(20,760)	$(40,865)	$(386)	$191,629	$3,676

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Russell 1000 Equal Weight ETF (EQAL)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 100.0%
	Consumer Discretionary - 10.0%
7,087	Adient PLC	$337,554
2,552	Advance Auto Parts, Inc.	360,419
203	Amazon.com, Inc.(b)	360,820
5,057	AMC Networks, Inc., Class A(b)	304,887
3,335	Aptiv PLC	327,063
8,577	Aramark	344,881
6,955	AutoNation, Inc.(b)	337,526
502	AutoZone, Inc.(b)	354,176
4,653	Best Buy Co., Inc.	349,115
165	Booking Holdings, Inc.(b)	334,739
6,983	BorgWarner, Inc.	321,358
3,228	Bright Horizons Family Solutions, Inc.(b)	345,364
5,020	Brunswick Corp.	322,786
2,217	Burlington Stores, Inc.(b)	338,780
493	Cable One, Inc.	356,863
29,385	Caesars Entertainment Corp.(b)	332,050
4,659	CarMax, Inc.(b)	347,934
5,310	Carnival Corp.	314,564
3,164	Carter’s, Inc.	331,682
6,183	CBS Corp., Class B	325,659
1,151	Charter Communications, Inc., Class A(b)	350,572
753	Chipotle Mexican Grill, Inc.(b)	326,546
4,171	Choice Hotels International, Inc.	323,670
9,593	Cinemark Holdings, Inc.	344,581
3,740	Columbia Sportswear Co.	325,305
10,078	Comcast Corp., Class A	360,591
7,909	D.R. Horton, Inc.	345,623
3,695	Darden Restaurants, Inc.	395,143
9,119	Dick’s Sporting Goods, Inc.	311,323
13,370	Discovery, Inc., Class A(b)(c)	355,375
10,004	DISH Network Corp., Class A(b)	315,726
3,542	Dollar General Corp.	347,647
3,861	Dollar Tree, Inc.(b)	352,432
1,247	Domino’s Pizza, Inc.	327,537
4,987	Dunkin’ Brands Group, Inc.	347,245
2,760	Expedia Group, Inc.	369,398
15,806	Extended Stay America, Inc.	336,510
6,197	Floor & Decor Holdings, Inc., Class A(b)	295,907
5,911	Foot Locker, Inc.	288,516
28,663	Ford Motor Co.	287,777
10,881	Gap, Inc. (The)	328,280
5,506	Garmin Ltd.	343,850
7,612	GCI Liberty, Inc., Class A(b)	366,213
7,823	General Motors Co.	296,570
13,518	Gentex Corp.	313,618
3,624	Genuine Parts Co.(c)	352,651
13,574	Goodyear Tire & Rubber Co. (The)	328,627
570	Graham Holdings Co., Class B	318,630
2,985	Grand Canyon Education, Inc.(b)	347,842
14,337	H&R Block, Inc.	360,719
16,895	Hanesbrands, Inc.	376,083
7,716	Harley-Davidson, Inc.	330,939
3,717	Hasbro, Inc.	370,250

8,755	Hilton Grand Vacations, Inc.(b)	$302,835
4,113	Hilton Worldwide Holdings, Inc.	323,529
1,706	Home Depot, Inc. (The)	336,969
4,110	Hyatt Hotels Corp., Class A	321,525
13,054	International Game Technology PLC	330,005
14,459	Interpublic Group of Cos., Inc. (The)	326,050
4,839	John Wiley & Sons, Inc., Class A	305,583
4,666	Kohl’s Corp.	344,677
9,473	L Brands, Inc.	300,010
4,228	Las Vegas Sands Corp.	303,993
1,681	Lear Corp.	302,799
7,708	Leggett & Platt, Inc.	335,838
6,423	Lennar Corp., Class A	335,730
4,457	Liberty Broadband Corp., Class C(b)	354,198
10,206	Liberty Media Corp.-Liberty Formula One, Class C(b)	359,761
7,316	Liberty Media Corp.-Liberty SiriusXM, Class C(b)	345,535
13,617	Lions Gate Entertainment Corp., Class A	324,765
7,321	Live Nation Entertainment, Inc.(b)	360,779
10,285	LKQ Corp.(b)	344,753
3,444	Lowe’s Cos., Inc.	342,127
2,723	Lululemon Athletica, Inc.(b)	326,624
9,081	Macy’s, Inc.	360,788
1,248	Madison Square Garden Co. (The), Class A(b)	389,601
2,459	Marriott International, Inc., Class A	314,359
19,021	Mattel, Inc.(c)	301,863
2,037	McDonald’s Corp.	320,909
10,848	MGM Resorts International	340,302
5,171	Michael Kors Holdings Ltd.(b)	345,061
18,078	Michaels Cos., Inc. (The)(b)	368,972
1,595	Mohawk Industries, Inc.(b)	300,434
869	Netflix, Inc.(b)	293,244
12,914	Newell Brands, Inc.	338,218
21,276	News Corp., Class A	320,629
4,564	NIKE, Inc., Class B	351,017
6,830	Nordstrom, Inc.	357,960
6,256	Norwegian Cruise Line Holdings Ltd.(b)	312,988
108	NVR, Inc.(b)	298,018
4,521	Omnicom Group, Inc.	311,180
1,209	O’Reilly Automotive, Inc.(b)	369,954
6,760	Penske Automotive Group, Inc.	352,872
2,632	Polaris Industries, Inc.	277,465
2,252	Pool Corp.	345,119
11,072	PulteGroup, Inc.	315,441
2,132	PVH Corp.	327,305
15,893	Qurate Retail, Inc., Class A(b)	338,362
2,460	Ralph Lauren Corp., Class A	332,051
4,033	Ross Stores, Inc.	352,605
3,006	Royal Caribbean Cruises Ltd.	338,957
9,648	Service Corp. International	379,649
5,792	ServiceMaster Global Holdings, Inc.(b)	330,086
46,190	Sirius XM Holdings, Inc.(c)	324,254
4,717	Six Flags Entertainment Corp.	306,369
11,762	Skechers U.S.A., Inc., Class A(b)	326,043
5,974	Starbucks Corp.	312,978
7,490	Tapestry, Inc.	352,929
4,425	Target Corp.	357,009
6,787	Tempur Sealy International, Inc.(b)(c)	331,681
961	Tesla, Inc.(b)(c)	286,513
3,456	Thor Industries, Inc.	327,802
2,520	Tiffany & Co.	346,651
3,613	TJX Cos., Inc. (The)	351,400
8,727	Toll Brothers, Inc.	307,714
4,582	Tractor Supply Co.	357,579

Schedule of Investments(a)

8,880	Tribune Media Co., Class A	$300,588
5,908	TripAdvisor, Inc.(b)	342,605
7,642	Twenty-First Century Fox, Inc., Class A	343,890
1,383	Ulta Beauty, Inc.(b)	337,991
14,535	Under Armour, Inc., Class A(b)	290,264
7,426	Urban Outfitters, Inc.(b)	329,714
1,221	Vail Resorts, Inc.	338,058
4,073	VF Corp.	375,001
11,789	Viacom, Inc., Class B	342,470
2,570	Visteon Corp.(b)	300,896
3,133	Walt Disney Co. (The)	355,783
3,113	Wayfair, Inc., Class A(b)	338,757
19,354	Wendy’s Co. (The)	322,825
2,194	Whirlpool Corp.	287,633
5,603	Williams-Sonoma, Inc.	327,719
4,048	Wyndham Destinations, Inc.	186,694
5,628	Wyndham Hotels & Resorts, Inc.	326,424
1,935	Wynn Resorts Ltd.	322,719
8,315	Yum China Holdings, Inc. (China)	300,005
4,092	Yum! Brands, Inc.	324,455

		45,186,823

	Consumer Staples - 11.2%
19,032	Altria Group, Inc.	1,116,798
23,846	Archer-Daniels-Midland Co.	1,150,808
20,401	Brown-Forman Corp., Class B	1,085,741
15,306	Bunge Ltd.	1,058,104
29,517	Campbell Soup Co.(c)	1,207,245
10,880	Casey’s General Stores, Inc.	1,190,054
21,653	Church & Dwight Co., Inc.	1,210,403
8,437	Clorox Co. (The)	1,140,429
24,759	Coca-Cola Co. (The)	1,154,512
17,045	Colgate-Palmolive Co.	1,142,185
28,276	Conagra Brands, Inc.	1,038,012
4,654	Constellation Brands, Inc., Class A	978,410
1,666	Costco Wholesale Corp.	364,371
23,898	Coty, Inc., Class A	320,472
18,092	Energizer Holdings, Inc.	1,152,099
2,190	Estee Lauder Cos., Inc. (The), Class A	295,519
53,218	Flowers Foods, Inc.	1,085,647
24,257	General Mills, Inc.	1,117,277
38,344	Hain Celestial Group, Inc. (The)(b)	1,090,503
19,988	Herbalife Nutrition Ltd.(b)	1,031,980
11,713	Hershey Co. (The)	1,150,334
29,882	Hormel Foods Corp.	1,074,856
9,544	Ingredion, Inc.	966,807
10,396	JM Smucker Co. (The)	1,155,204
16,197	Kellogg Co.	1,150,473
8,996	Keurig Dr Pepper, Inc.	215,994
10,575	Kimberly-Clark Corp.	1,204,070
17,785	Kraft Heinz Co. (The)	1,071,546
41,217	Kroger Co. (The)	1,195,293
16,202	Lamb Weston Holdings, Inc.	1,138,515
10,179	McCormick & Co., Inc.	1,196,440
16,172	Molson Coors Brewing Co., Class B	1,083,524
26,701	Mondelez International, Inc., Class A	1,158,289
19,249	Monster Beverage Corp.(b)	1,155,325
12,769	Nu Skin Enterprises, Inc., Class A	930,222
10,266	PepsiCo, Inc.	1,180,590
13,351	Philip Morris International, Inc.	1,152,191
52,265	Pilgrim’s Pride Corp.(b)	931,362
16,824	Pinnacle Foods, Inc.	1,117,450
12,702	Post Holdings, Inc.(b)	1,099,485
14,203	Procter & Gamble Co. (The)	1,148,739
271	Seaboard Corp.	985,898
13,643	Spectrum Brands Holdings, Inc.(b)(c)	1,191,989
50,374	Sprouts Farmers Market, Inc.(b)	1,082,537

16,231	Sysco Corp.	$1,090,886
20,654	TreeHouse Foods, Inc.(b)	980,858
15,217	Tyson Foods, Inc., Class A	877,260
28,953	US Foods Holding Corp.(b)	978,901
16,642	Walgreens Boots Alliance, Inc.	1,125,332
4,073	Walmart, Inc.	363,434

		51,084,373

	Energy - 11.0%
12,164	Anadarko Petroleum Corp.	889,797
6,218	Andeavor	933,073
44,312	Antero Resources Corp.(b)	910,169
20,420	Apache Corp.	939,320
22,646	Apergy Corp.(b)	928,486
25,654	Baker Hughes a GE Co.	887,115
36,593	Cabot Oil & Gas Corp.	859,936
51,484	Centennial Resource Development, Inc., Class A(b)	924,653
13,311	Cheniere Energy, Inc.(b)	845,249
185,117	Chesapeake Energy Corp.(b)(c)	873,752
6,824	Chevron Corp.	861,666
10,113	Cimarex Energy Co.	997,142
50,880	CNX Resources Corp.(b)	828,326
13,796	Concho Resources, Inc.(b)	2,012,147
12,676	ConocoPhillips	914,827
13,443	Continental Resources, Inc.(b)	858,604
20,712	Devon Energy Corp.	932,247
7,455	Diamondback Energy, Inc.	983,687
13,718	Energen Corp.(b)	1,017,601
7,348	EOG Resources, Inc.	947,451
15,383	EQT Corp.	764,227
57,364	Extraction Oil & Gas, Inc.(b)	867,344
10,553	Exxon Mobil Corp.	860,175
18,103	Halliburton Co.	767,929
13,291	Helmerich & Payne, Inc.	815,403
14,175	Hess Corp.	930,305
11,850	HollyFrontier Corp.	883,773
50,966	Kinder Morgan, Inc.	906,175
107,317	Kosmos Energy Ltd. (Ghana)(b)	813,463
40,913	Marathon Oil Corp.	864,083
11,489	Marathon Petroleum Corp.	928,656
25,790	Murphy Oil Corp.	857,775
123,583	Nabors Industries Ltd.	739,026
20,496	National Oilwell Varco, Inc.	996,516
29,588	Newfield Exploration Co.(b)	849,767
24,987	Noble Energy, Inc.	901,781
10,248	Occidental Petroleum Corp.	860,115
12,473	ONEOK, Inc.	878,598
31,577	Parsley Energy, Inc., Class A(b)	992,465
46,221	Patterson-UTI Energy, Inc.	795,001
18,274	PBF Energy, Inc., Class A	853,396
7,480	Phillips 66	922,583
4,511	Pioneer Natural Resources Co.	853,797
72,417	QEP Resources, Inc.(b)	752,413
53,491	Range Resources Corp.	825,366
61,729	RPC, Inc.(c)	913,589
12,641	Schlumberger Ltd.	853,520
35,367	SM Energy Co.	972,946
17,809	Targa Resources Corp.	909,506
70,181	Transocean Ltd.(b)	903,229
7,391	Valero Energy Corp.	874,725
246,827	Weatherford International PLC(b)	836,744
16,732	Whiting Petroleum Corp.(b)	830,744
31,744	Williams Cos., Inc. (The)	944,384
48,645	WPX Energy, Inc.(b)	913,067

		49,777,834

Schedule of Investments(a)

	Financials - 6.2%
1,253	Affiliated Managers Group, Inc.	$200,493
4,281	Aflac, Inc.	199,238
10,303	AGNC Investment Corp. REIT	200,599
334	Alleghany Corp.	210,176
2,114	Allstate Corp. (The)	201,084
7,436	Ally Financial, Inc.	198,987
1,962	American Express Co.	195,258
1,779	American Financial Group, Inc.	200,476
3,574	American International Group, Inc.	197,321
1,638	American National Insurance Co.	211,286
1,328	Ameriprise Financial, Inc.	193,450
18,599	Annaly Capital Management, Inc. REIT	199,381
1,396	Aon PLC	200,396
7,239	Arch Capital Group Ltd.(b)	221,224
2,971	Arthur J. Gallagher & Co.	211,981
4,606	Aspen Insurance Holdings Ltd. (Bermuda)	186,313
6,971	Associated Banc-Corp.	188,217
2,048	Assurant, Inc.	225,894
5,234	Assured Guaranty Ltd.	203,707
4,201	Athene Holding Ltd., Class A(b)	192,700
9,233	AXA Equitable Holdings, Inc.(b)	203,034
3,451	Axis Capital Holdings Ltd.	195,189
6,638	Bank of America Corp.	204,981
2,288	Bank of Hawaii Corp.	184,161
3,442	Bank of New York Mellon Corp. (The)	184,044
4,013	Bank OZK	164,132
4,475	BankUnited, Inc.	173,898
3,728	BB&T Corp.	189,420
1,021	Berkshire Hathaway, Inc., Class B(b)	202,025
16,476	BGC Partners, Inc., Class A	176,952
370	BlackRock, Inc.	186,021
1,919	BOK Financial Corp.	186,776
4,319	Brighthouse Financial, Inc.(b)	187,574
6,919	Brown & Brown, Inc.	202,450
2,030	Capital One Financial Corp.	191,470
1,888	Cboe Global Markets, Inc.	183,381
3,453	Charles Schwab Corp. (The)	176,310
10,593	Chimera Investment Corp. REIT	202,326
1,500	Chubb Ltd.	209,580
2,839	Cincinnati Financial Corp.	214,714
3,816	CIT Group, Inc.	201,981
2,963	Citigroup, Inc.	213,010
4,729	Citizens Financial Group, Inc.	188,120
1,157	CME Group, Inc.	184,102
4,131	CNA Financial Corp.	193,248
2,052	Comerica, Inc.	198,921
2,995	Commerce Bancshares, Inc.	200,066
542	Credit Acceptance Corp.(b)	207,911
1,721	Cullen/Frost Bankers, Inc.	190,153
2,600	Discover Financial Services	185,666
3,031	E*TRADE Financial Corp.(b)	181,284
2,791	East West Bancorp, Inc.	180,689
3,568	Eaton Vance Corp.	189,568
1,667	Erie Indemnity Co., Class A	207,108
1,761	Evercore, Inc., Class A	198,993
865	Everest Re Group Ltd.	188,873
14,197	F.N.B. Corp.	182,148
918	FactSet Research Systems, Inc.	184,848
5,119	Fidelity National Financial, Inc.	207,319
6,350	Fifth Third Bancorp	187,896
3,766	First American Financial Corp.	210,896
454	First Citizens BancShares, Inc., Class A	184,696
6,416	First Hawaiian, Inc.	181,316
10,251	First Horizon National Corp.	183,390
1,957	First Republic Bank	193,469
5,903	Franklin Resources, Inc.	202,591

838	Goldman Sachs Group, Inc. (The)	$198,966
1,630	Hanover Insurance Group, Inc. (The)	204,435
3,685	Hartford Financial Services Group, Inc. (The)	194,199
12,689	Huntington Bancshares, Inc.	195,918
2,791	Interactive Brokers Group, Inc., Class A	167,069
2,622	Intercontinental Exchange, Inc.	193,792
7,197	Invesco Ltd.(d)	194,247
8,694	Jefferies Financial Group, Inc.	210,829
1,806	JPMorgan Chase & Co.	207,600
9,533	KeyCorp	198,954
3,645	Lazard Ltd., Class A	197,924
5,453	Legg Mason, Inc.	186,111
2,873	Lincoln National Corp.	195,651
3,944	Loews Corp.	200,276
2,803	LPL Financial Holdings, Inc.	185,811
1,120	M&T Bank Corp.	194,152
182	Markel Corp.(b)	212,940
899	MarketAxess Holdings, Inc.	174,199
2,394	Marsh & McLennan Cos., Inc.	199,564
4,135	Mercury General Corp.	212,663
4,185	MetLife, Inc.	191,422
25,097	MFA Financial, Inc. REIT	202,031
1,114	Moody’s Corp.	190,628
3,818	Morgan Stanley	193,038
1,489	Morningstar, Inc.	196,548
1,138	MSCI, Inc., Class A	189,124
2,069	Nasdaq, Inc.	189,107
14,510	Navient Corp.	191,677
10,793	New Residential Investment Corp. REIT	193,087
16,965	New York Community Bancorp, Inc.	182,713
1,835	Northern Trust Corp.	200,419
9,321	Old Republic International Corp.	198,631
5,875	OneMain Holdings, Inc.(b)	195,344
3,609	PacWest Bancorp	181,244
10,414	People’s United Financial, Inc.	189,847
2,992	Pinnacle Financial Partners, Inc.	187,000
1,380	PNC Financial Services Group, Inc. (The)	199,865
4,210	Popular, Inc.	208,942
3,474	Principal Financial Group, Inc.	201,770
3,160	Progressive Corp. (The)	189,632
2,721	Prosperity Bancshares, Inc.	190,878
1,981	Prudential Financial, Inc.	199,903
1,987	Raymond James Financial, Inc.	181,989
10,516	Regions Financial Corp.	195,703
1,365	Reinsurance Group of America, Inc.	193,148
1,583	RenaissanceRe Holdings Ltd. (Bermuda)	208,719
942	S&P Global, Inc.	188,814
10,443	Santander Consumer USA Holdings, Inc.	200,923
2,983	SEI Investments Co.	178,801
1,557	Signature Bank/New York NY	170,818
16,856	SLM Corp.(b)	190,304
8,784	Starwood Property Trust, Inc. REIT	200,627
1,991	State Street Corp.	175,825
7,951	Sterling Bancorp	176,512
2,840	SunTrust Banks, Inc.	204,679
617	SVB Financial Group(b)	189,962
5,552	Synchrony Financial	160,675
3,526	Synovus Financial Corp.	174,255
1,596	T. Rowe Price Group, Inc.	190,052
7,440	TCF Financial Corp.	186,818
3,267	TD Ameritrade Holding Corp.	186,709
1,956	Texas Capital Bancshares, Inc.(b)	177,605
12,347	TFS Financial Corp.	187,921
2,321	Torchmark Corp.	204,410
1,514	Travelers Cos., Inc. (The)	197,032

Schedule of Investments(a)

12,317	Two Harbors Investment Corp. REIT	$190,914
8,170	Umpqua Holdings Corp.	174,021
5,041	Unum Group	200,279
3,846	US Bancorp	203,876
6,459	Virtu Financial, Inc., Class A	130,149
3,791	Voya Financial, Inc.	191,521
2,597	W.R. Berkley Corp.	196,879
2,970	Webster Financial Corp.	191,654
3,578	Wells Fargo & Co.	204,984
3,160	Western Alliance Bancorp(b)	179,235
221	White Mountains Insurance Group Ltd.	201,780
1,249	Willis Towers Watson PLC	199,116
2,070	Wintrust Financial Corp.	181,601
3,477	XL Group Ltd. (Bermuda)	195,512
3,534	Zions Bancorporation	182,708

		28,219,561

	Health Care - 11.5%
7,803	Abbott Laboratories	511,409
4,977	AbbVie, Inc.	459,029
1,117	ABIOMED, Inc.(b)	396,010
11,939	Acadia Healthcare Co., Inc.(b)	471,352
2,618	Aetna, Inc.	493,205
7,403	Agilent Technologies, Inc.	488,894
5,254	Agios Pharmaceuticals, Inc.(b)	453,998
4,092	Alexion Pharmaceuticals, Inc.(b)	544,072
1,355	Align Technology, Inc.(b)	483,261
9,798	Alkermes PLC(b)	429,642
2,823	Allergan PLC	519,686
4,584	Alnylam Pharmaceuticals, Inc.(b)	435,480
5,265	AmerisourceBergen Corp.	430,835
2,639	Amgen, Inc.	518,695
2,039	Anthem, Inc.	515,867
3,126	athenahealth, Inc.(b)	471,119
6,521	Baxter International, Inc.	472,446
2,115	Becton, Dickinson and Co.	529,533
1,610	Biogen, Inc.(b)	538,336
5,454	BioMarin Pharmaceutical, Inc.(b)	548,454
1,625	Bio-Rad Laboratories, Inc., Class A(b)	498,306
3,004	Bio-Techne Corp.	482,563
2,495	Bluebird Bio, Inc.(b)	386,475
15,116	Boston Scientific Corp.(b)	508,049
9,163	Bristol-Myers Squibb Co.	538,326
15,200	Bruker Corp.	492,480
4,942	Cantel Medical Corp.	458,173
8,992	Cardinal Health, Inc.	449,150
11,823	Catalent, Inc.(b)	493,019
6,262	Celgene Corp.(b)	564,144
3,986	Centene Corp.(b)	519,495
8,045	Cerner Corp.(b)	499,434
4,298	Charles River Laboratories International, Inc.(b)	534,241
1,500	Chemed Corp.	474,045
2,802	Cigna Corp.	502,735
2,084	Cooper Cos., Inc. (The)	542,882
15,622	CVS Health Corp.	1,013,243
4,785	Danaher Corp.	490,845
6,918	DaVita, Inc.(b)	486,197
10,942	DENTSPLY SIRONA, Inc.	526,420
4,989	DexCom, Inc.(b)	474,604
3,252	Edwards Lifesciences Corp.(b)	463,247
5,685	Eli Lilly & Co.	561,735
7,282	Encompass Health Corp.	550,738
10,968	Envision Healthcare Corp.(b)	485,444
7,278	Exact Sciences Corp.(b)	425,399
25,316	Exelixis, Inc.(b)	524,041
5,981	Express Scripts Holding Co.(b)	475,250

6,908	Gilead Sciences, Inc.	$537,650
4,648	HCA Healthcare, Inc.	577,421
6,739	Henry Schein, Inc.(b)	535,144
5,304	Hill-Rom Holdings, Inc.	499,637
12,214	Hologic, Inc.(b)	524,103
1,625	Humana, Inc.	510,543
1,589	ICU Medical, Inc.(b)	455,725
2,179	IDEXX Laboratories, Inc.(b)	533,702
1,695	Illumina, Inc.(b)	549,790
6,673	Incyte Corp.(b)	444,021
4,960	Insulet Corp.(b)	412,474
7,326	Integra LifeSciences Holdings Corp.(b)	456,630
999	Intuitive Surgical, Inc.(b)	507,682
10,373	Ionis Pharmaceuticals, Inc.(b)	453,093
4,762	IQVIA Holdings, Inc.(b)	580,678
2,773	Jazz Pharmaceuticals PLC(b)	479,951
4,009	Johnson & Johnson	531,273
2,621	Laboratory Corp. of America Holdings(b)	459,566
4,835	Masimo Corp.(b)	480,696
3,279	McKesson Corp.	411,842
10,949	MEDNAX, Inc.(b)	468,508
5,671	Medtronic PLC	511,694
7,974	Merck & Co., Inc.	525,247
657	Mettler-Toledo International, Inc.(b)	389,279
5,102	Molina Healthcare, Inc.(b)	531,067
12,428	Mylan NV(b)	463,689
8,707	Nektar Therapeutics, Class A(b)	457,988
4,925	Neurocrine Biosciences, Inc.(b)	494,913
3,129	Penumbra, Inc.(b)	445,100
6,266	PerkinElmer, Inc.	496,142
6,560	Perrigo Co. PLC	528,211
13,590	Pfizer, Inc.	542,649
5,158	PRA Health Sciences, Inc.(b)	542,312
13,880	Premier, Inc., Class A(b)	519,112
13,147	Qiagen N.V.(b)	474,870
4,430	Quest Diagnostics, Inc.	477,200
1,561	Regeneron Pharmaceuticals, Inc.(b)	574,464
4,607	ResMed, Inc.	487,328
2,984	Sage Therapeutics, Inc.(b)	430,651
4,976	Sarepta Therapeutics, Inc.(b)	578,410
7,510	Seattle Genetics, Inc.(b)	528,704
4,602	STERIS PLC	526,791
2,907	Stryker Corp.	474,568
1,734	Teleflex, Inc.	472,879
11,853	TESARO, Inc.(b)	412,840
2,267	Thermo Fisher Scientific, Inc.	531,680
4,298	United Therapeutics Corp.(b)	528,267
1,932	UnitedHealth Group, Inc.	489,221
4,283	Universal Health Services, Inc., Class B	522,954
3,981	Varian Medical Systems, Inc.(b)	459,606
5,915	Veeva Systems, Inc., Class A(b)	447,351
3,166	Vertex Pharmaceuticals, Inc.(b)	554,208
1,955	Waters Corp.(b)	385,663
2,049	WellCare Health Plans, Inc.(b)	547,944
4,923	West Pharmaceutical Services, Inc.	539,807
4,273	Zimmer Biomet Holdings, Inc.	536,347
5,581	Zoetis, Inc.	482,645

		52,453,933

	Industrials - 12.9%
1,924	3M Co.	408,504
6,121	A.O. Smith Corp.	364,383
6,103	Acuity Brands, Inc.	848,500
48,388	ADT, Inc.(c)	435,976
11,645	AECOM(b)	390,806
6,349	AGCO Corp.	400,114
8,924	Air Lease Corp.	392,299

Schedule of Investments(a)

6,259	Alaska Air Group, Inc.	$393,253
4,785	Allegion PLC	390,169
9,445	Allison Transmission Holdings, Inc.	443,915
963	AMERCO	363,128
9,082	American Airlines Group, Inc.	359,102
5,234	AMETEK, Inc.	407,205
21,751	Arconic, Inc.	471,779
11,609	Armstrong World Industries, Inc.(b)	788,251
1,082	Boeing Co. (The)	385,517
5,937	BWX Technologies, Inc.	390,417
4,324	C.H. Robinson Worldwide, Inc.	398,803
3,644	Carlisle Cos., Inc.	447,629
2,555	Caterpillar, Inc.	367,409
2,045	Cintas Corp.	418,162
7,316	Clean Harbors, Inc.(b)	416,500
12,657	Colfax Corp.(b)	408,821
3,872	Copa Holdings SA, Class A (Panama)	376,900
6,746	Copart, Inc.(b)	387,153
960	CoStar Group, Inc.(b)	399,216
4,647	Crane Co.	420,879
5,941	CSX Corp.	419,910
2,761	Cummins, Inc.	394,298
3,029	Curtiss-Wright Corp.	402,948
2,603	Deere & Co.	376,888
7,125	Delta Air Lines, Inc.	387,742
8,157	Donaldson Co., Inc.	389,089
5,143	Dover Corp.	426,766
1,472	Dun & Bradstreet Corp. (The)	185,310
4,942	Eaton Corp. PLC	411,026
5,368	Emerson Electric Co.	387,999
1,566	Equifax, Inc.	196,533
5,097	Expeditors International of Washington, Inc.	388,238
13,960	Fastenal Co.	794,743
1,482	FedEx Corp.	364,379
9,427	Flowserve Corp.	417,899
8,011	Fluor Corp.	410,564
4,880	Fortive Corp.	400,550
5,996	Fortune Brands Home & Security, Inc.	347,768
13,027	Gardner Denver Holdings, Inc.(b)	372,702
24,650	Gates Industrial Corp PLC(b)	383,801
1,997	General Dynamics Corp.	398,921
28,693	General Electric Co.	391,086
4,862	Genesee & Wyoming, Inc., Class A(b)	418,132
8,410	Graco, Inc.	388,037
35,889	GrafTech International Ltd.	760,847
2,763	Harris Corp.	455,757
9,041	HD Supply Holdings, Inc.(b)	397,623
5,287	HEICO Corp.	403,768
10,363	Hexcel Corp.	715,151
2,586	Honeywell International, Inc.	412,855
3,463	Hubbell, Inc.	426,815
1,776	Huntington Ingalls Industries, Inc.	413,897
2,728	IDEX Corp.	418,966
8,156	IHS Markit Ltd.(b)	432,513
2,625	Illinois Tool Works, Inc.	376,241
8,021	Ingersoll-Rand PLC	790,149
7,124	ITT, Inc.	403,717
3,031	J.B. Hunt Transport Services, Inc.	363,417
5,985	Jacobs Engineering Group, Inc.	404,766
20,555	JetBlue Airways Corp.(b)	369,990
11,219	Johnson Controls International PLC	420,825
3,604	Kansas City Southern	419,037
6,181	KAR Auction Services, Inc.	367,460
4,567	Kirby Corp.(b)	381,116
9,358	Knight-Swift Transportation Holdings, Inc.	304,603

1,979	L3 Technologies, Inc.	$424,377
3,449	Landstar System, Inc.	383,356
3,478	Lennox International, Inc.	755,004
4,196	Lincoln Electric Holdings, Inc.	394,172
1,254	Lockheed Martin Corp.	408,929
9,390	Macquarie Infrastructure Corp.	426,400
4,206	ManpowerGroup, Inc.	392,252
19,173	Masco Corp.	773,247
3,685	Middleby Corp. (The)(b)	377,639
4,184	MSC Industrial Direct Co., Inc., Class A	354,092
10,815	Nielsen Holdings PLC	254,801
3,024	Nordson Corp.	405,549
2,551	Norfolk Southern Corp.	431,119
1,209	Northrop Grumman Corp.	363,292
14,635	nVent Electric PLC when-issued (United Kingdom)(b)	400,999
2,454	Old Dominion Freight Line, Inc.	360,247
5,390	Oshkosh Corp.	405,597
11,297	Owens Corning	702,899
6,140	PACCAR, Inc.	403,521
2,276	Parker-Hannifin Corp.	384,758
8,942	Pentair PLC (United Kingdom)	399,260
10,899	Quanta Services, Inc.(b)	371,329
1,932	Raytheon Co.	382,594
4,787	Regal Beloit Corp.	411,443
5,652	Republic Services, Inc.	409,657
5,597	Robert Half International, Inc.	424,029
2,190	Rockwell Automation, Inc.	410,756
2,838	Rockwell Collins, Inc.	394,454
7,492	Rollins, Inc.	411,610
1,382	Roper Technologies, Inc.	417,226
5,483	Ryder System, Inc.	429,319
13,647	Schneider National, Inc., Class B	356,733
7,274	Sensata Technologies Holding PLC(b)	395,487
2,457	Snap-on, Inc.	416,683
7,538	Southwest Airlines Co.	438,410
4,436	Spirit AeroSystems Holdings, Inc., Class A	413,657
2,753	Stanley Black & Decker, Inc.	411,491
6,099	Stericycle, Inc.(b)	426,076
1,896	Teledyne Technologies, Inc.(b)	416,020
9,789	Terex Corp.	431,891
5,813	Textron, Inc.	396,854
15,322	Timken Co. (The)	754,609
6,289	Toro Co. (The)	378,535
1,147	TransDigm Group, Inc.	430,744
2,757	TransUnion	199,607
11,306	Trinity Industries, Inc.	430,759
2,707	Union Pacific Corp.	405,752
5,362	United Continental Holdings, Inc.	431,105
3,341	United Parcel Service, Inc., Class B	400,552
2,386	United Rentals, Inc.(b)	355,037
3,084	United Technologies Corp.	418,622
26,721	Univar, Inc.(b)	734,560
17,064	USG Corp.(b)	737,506
4,875	Valmont Industries, Inc.	680,794
3,572	Verisk Analytics, Inc.(b)	395,135
1,238	W.W. Grainger, Inc.	429,041
2,773	WABCO Holdings, Inc.(b)	348,511
3,848	Wabtec Corp.	424,511
4,687	Waste Management, Inc.	421,830
3,917	Watsco, Inc.	675,722
17,979	Welbilt, Inc.(b)	409,921
6,288	WESCO International, Inc.(b)	383,568
3,516	XPO Logistics, Inc.(b)	350,616
5,452	Xylem, Inc.	417,405

		58,551,303

Schedule of Investments(a)

	Information Technology - 12.8%
3,533	2U, Inc.(b)	$267,307
2,410	Accenture PLC, Class A	383,985
5,335	Activision Blizzard, Inc.	391,696
1,609	Adobe Systems, Inc.(b)	393,690
25,484	Advanced Micro Devices, Inc.(b)	467,122
5,121	Akamai Technologies, Inc.(b)	385,406
864	Alliance Data Systems Corp.	194,296
358	Alphabet, Inc., Class C(b)	435,779
5,928	Amdocs Ltd.	400,614
4,538	Amphenol Corp., Class A	424,348
4,078	Analog Devices, Inc.	392,059
2,347	ANSYS, Inc.(b)	396,361
2,173	Apple, Inc.	413,500
8,336	Applied Materials, Inc.	405,380
1,479	Arista Networks, Inc.(b)	378,225
15,834	ARRIS International PLC(b)	399,967
5,239	Arrow Electronics, Inc.(b)	397,326
4,151	Aspen Technology, Inc.(b)	397,624
6,230	Atlassian Corp. PLC, Class A(b)	451,114
2,998	Autodesk, Inc.(b)	385,063
2,804	Automatic Data Processing, Inc.	378,512
10,308	Avnet, Inc.	452,006
7,963	Black Knight, Inc.(b)	411,289
8,624	Booz Allen Hamilton Holding Corp.	407,656
1,548	Broadcom, Inc.	343,300
1,703	Broadridge Financial Solutions, Inc.	192,405
11,180	CA, Inc.	494,268
9,223	Cadence Design Systems, Inc.(b)	406,642
6,282	CDK Global, Inc.	392,311
4,952	CDW Corp.	416,414
10,846	Ceridian HCM Holding, Inc.(b)	355,315
9,265	Cisco Systems, Inc.	391,817
3,890	Citrix Systems, Inc.(b)	427,783
9,042	Cognex Corp.	477,237
5,274	Cognizant Technology Solutions Corp., Class A	429,831
2,529	Coherent, Inc.(b)	399,734
13,682	CommScope Holding Co., Inc.(b)	439,329
18,795	Conduent, Inc.(b)	337,558
3,610	CoreLogic, Inc.(b)	175,807
14,331	Corning, Inc.	475,503
23,412	Cypress Semiconductor Corp.	416,968
4,715	Dell Technologies, Inc., Class V(b)	436,232
6,515	DocuSign Inc(b)(c)	351,158
6,355	Dolby Laboratories, Inc., Class A	409,580
4,909	DXC Technology Co.	415,989
8,737	eBay, Inc.(b)	292,253
8,862	EchoStar Corp., Class A(b)	398,701
2,875	Electronic Arts, Inc.(b)	370,156
3,302	EPAM Systems, Inc.(b)	429,953
2,297	Euronet Worldwide, Inc.(b)	211,186
2,287	F5 Networks, Inc.(b)	391,946
2,121	Facebook, Inc., Class A(b)	366,042
970	Fair Isaac Corp.(b)	195,416
1,829	Fidelity National Information Services, Inc.	188,625
23,930	FireEye, Inc.(b)	371,633
9,064	First Data Corp., Class A(b)	210,829
16,080	First Solar, Inc.(b)	841,788
2,566	Fiserv, Inc.(b)	193,682
948	FleetCor Technologies, Inc.(b)	205,716
7,221	FLIR Systems, Inc.	423,151
6,310	Fortinet, Inc.(b)	396,962
3,019	Gartner, Inc.(b)	408,863
12,669	Genpact Ltd.	384,884
1,663	Global Payments, Inc.	187,204

5,632	GoDaddy, Inc., Class A(b)	$414,628
3,451	GrubHub, Inc.(b)	420,642
4,495	Guidewire Software, Inc.(b)	387,469
26,170	Hewlett Packard Enterprise Co.	404,065
17,408	HP, Inc.	401,777
2,554	IAC/InterActiveCorp.(b)	376,076
7,460	Intel Corp.	358,826
2,850	International Business Machines Corp.	413,050
1,982	Intuit, Inc.	404,804
1,715	IPG Photonics Corp.(b)	281,329
13,963	Jabil, Inc.	393,338
1,490	Jack Henry & Associates, Inc.	200,703
14,883	Juniper Networks, Inc.	392,018
6,405	Keysight Technologies, Inc.(b)	371,490
3,659	KLA-Tencor Corp.	429,640
2,284	Lam Research Corp.	435,422
6,813	Leidos Holdings, Inc.	466,145
1,676	Littelfuse, Inc.	363,390
3,889	LogMeIn, Inc.	315,203
8,679	Manhattan Associates, Inc.(b)	417,633
29,676	Marvell Technology Group Ltd.	632,396
988	Mastercard, Inc., Class A	195,624
9,537	Match Group, Inc.(b)(c)	344,476
6,740	Maxim Integrated Products, Inc.	412,084
4,034	Microchip Technology, Inc.	376,897
7,001	Micron Technology, Inc.(b)	369,583
4,087	Microsoft Corp.	433,549
3,921	MKS Instruments, Inc.	369,750
2,969	Monolithic Power Systems, Inc.	393,927
3,636	Motorola Solutions, Inc.	441,047
8,966	National Instruments Corp.	392,800
13,055	NCR Corp.(b)	364,496
5,353	NetApp, Inc.	414,965
28,577	Nuance Communications, Inc.(b)	422,082
6,621	Nutanix, Inc., Class A(b)	323,701
1,566	NVIDIA Corp.	383,451
3,663	NXP Semiconductors NV (Netherlands)(b)	349,230
7,841	Okta, Inc., Class A(b)	389,306
15,993	ON Semiconductor Corp.(b)	352,646
9,019	Oracle Corp.	430,026
1,933	Palo Alto Networks, Inc.(b)	383,237
5,653	Paychex, Inc.	390,170
3,642	Paycom Software, Inc.(b)	386,962
2,287	PayPal Holdings, Inc.(b)	187,854
6,660	Pegasystems, Inc.	370,296
3,277	Proofpoint, Inc.(b)	373,742
4,358	PTC, Inc.(b)	400,544
16,307	Pure Storage, Inc., Class A(b)	353,210
4,960	Qorvo, Inc.(b)	405,530
6,966	QUALCOMM, Inc.	446,451
6,917	RealPage, Inc.(b)	381,127
2,362	Red Hat, Inc.(b)	333,585
5,316	RingCentral, Inc., Class A(b)	392,055
15,692	Sabre Corp.	386,337
3,004	salesforce.com, Inc.(b)	411,999
2,244	ServiceNow, Inc.(b)	394,854
4,066	Skyworks Solutions, Inc.	384,562
3,462	Splunk, Inc.(b)	332,698
3,077	Square, Inc., Class A(b)	198,928
7,813	SS&C Technologies Holdings, Inc.	414,636
31,704	Switch, Inc., Class A(c)	412,786
19,384	Symantec Corp.	391,944
4,554	Synopsys, Inc.(b)	407,264
4,072	Tableau Software, Inc., Class A(b)	419,701
3,399	Take-Two Interactive Software, Inc.(b)	384,155
9,811	Teradata Corp.(b)	375,663

Schedule of Investments(a)

10,605	Teradyne, Inc.	$458,666
3,615	Texas Instruments, Inc.	402,422
2,246	Total System Services, Inc.	205,599
11,052	Trimble, Inc.(b)	390,136
7,018	Twilio, Inc., Class A(b)	406,272
8,861	Twitter, Inc.(b)	282,400
1,751	Tyler Technologies, Inc.(b)	393,957
4,730	Ubiquiti Networks, Inc.(b)(c)	390,603
1,506	Ultimate Software Group, Inc. (The)(b)	416,996
4,200	Universal Display Corp.(c)	404,460
2,950	VeriSign, Inc.(b)	428,428
18,375	Versum Materials, Inc.	708,356
1,449	Visa, Inc., Class A	198,136
2,767	VMware, Inc., Class A(b)	400,081
5,017	Western Digital Corp.	351,943
9,476	Western Union Co. (The)	191,036
1,037	WEX, Inc.(b)	196,843
3,236	Workday, Inc., Class A(b)	401,329
2,318	Worldpay, Inc., Class A(b)	190,516
14,107	Xerox Corp.	366,359
5,879	Xilinx, Inc.	423,700
2,488	Zebra Technologies Corp., Class A(b)	343,170
6,969	Zendesk, Inc.(b)	379,601
3,017	Zillow Group, Inc., Class C(b)	168,047
94,759	Zynga, Inc., Class A(b)	359,137

		58,082,663

	Materials - 8.9%
4,448	Air Products & Chemicals, Inc.	730,228
7,866	Albemarle Corp.	740,977
15,402	Alcoa Corp.(b)	666,445
7,770	AptarGroup, Inc.	795,881
44,178	Ardagh Group SA (Luxembourg)	701,105
9,318	Ashland Global Holdings, Inc.	765,101
3,681	Avery Dennison Corp.	422,137
23,613	Axalta Coating Systems Ltd.(b)	714,293
19,976	Ball Corp.	778,465
17,160	Bemis Co., Inc.	787,816
15,959	Berry Global Group, Inc.(b)	779,597
11,401	Cabot Corp.	753,606
6,412	Celanese Corp., Series A	757,321
16,418	CF Industries Holdings, Inc.	729,288
14,803	Chemours Co. (The)	678,125
16,390	Crown Holdings, Inc.(b)	741,975
15,458	Domtar Corp.	745,385
10,770	DowDuPont, Inc.	740,653
6,559	Eagle Materials, Inc.	651,637
6,823	Eastman Chemical Co.	706,999
5,067	Ecolab, Inc.	712,927
8,158	FMC Corp.	733,241
41,917	Freeport-McMoRan, Inc.	691,631
50,923	Graphic Packaging Holding Co.	739,911
22,236	Huntsman Corp.	745,573
5,916	International Flavors & Fragrances, Inc.	785,408
12,960	International Paper Co.	696,341
6,454	LyondellBasell Industries NV, Class A	715,039
3,197	Martin Marietta Materials, Inc.	637,546
24,992	Mosaic Co. (The)	752,509
1,875	NewMarket Corp.	767,700
18,813	Newmont Mining Corp.	690,061
10,748	Nucor Corp.	719,364
24,235	Olin Corp.	715,175
40,683	Owens-Illinois, Inc.(b)	759,958
6,103	Packaging Corp. of America	689,029
64,772	Platform Specialty Products Corp.(b)	800,582
7,084	PPG Industries, Inc.	783,915
4,558	Praxair, Inc.	763,465

7,663	Reliance Steel & Aluminum Co.	$691,203
7,897	Royal Gold, Inc.	668,165
14,463	RPM International, Inc.	930,983
8,587	Scotts Miracle-Gro Co. (The)	682,065
16,722	Sealed Air Corp.	736,939
1,841	Sherwin-Williams Co. (The)	811,384
27,112	Silgan Holdings, Inc.	745,851
13,887	Sonoco Products Co.	775,172
14,653	Southern Copper Corp. (Peru)	723,272
15,038	Steel Dynamics, Inc.	708,139
19,587	United States Steel Corp.	713,554
41,338	Valvoline, Inc.	933,825
5,588	Vulcan Materials Co.	625,856
10,062	W.R. Grace & Co.	743,179
6,557	Westlake Chemical Corp.	703,042
12,173	WestRock Co.	705,791

		40,184,829

	Real Estate - 3.7%
1,528	Alexandria Real Estate Equities, Inc. REIT	194,728
4,574	American Campus Communities, Inc.	188,677
9,300	American Homes 4 Rent, Class A REIT	205,902
1,414	American Tower Corp. REIT	209,611
4,730	Apartment Investment & Management Co., Class A REIT	201,734
10,441	Apple Hospitality REIT, Inc. REIT	187,834
1,162	AvalonBay Communities, Inc. REIT	205,500
1,634	Boston Properties, Inc. REIT	205,116
12,144	Brandywine Realty Trust REIT	200,255
11,278	Brixmor Property Group, Inc.	199,508
2,174	Camden Property Trust REIT	201,291
4,051	CBRE Group, Inc., Class A(b)	201,740
33,860	Colony Capital, Inc. REIT	208,578
8,811	Columbia Property Trust, Inc.	204,239
1,810	CoreSite Realty Corp. REIT	202,901
7,151	Corporate Office Properties Trust REIT	212,671
1,935	Crown Castle International Corp. REIT	214,456
6,243	CubeSmart REIT	189,537
3,333	CyrusOne, Inc.	206,379
2,986	DCT Industrial Trust, Inc. REIT	199,674
11,352	DDR Corp. REIT	155,522
1,840	Digital Realty Trust, Inc. REIT	223,413
5,053	Douglas Emmett, Inc.	196,259
6,850	Duke Realty Corp. REIT	199,472
11,571	Empire State Realty Trust, Inc., Class A REIT	192,889
3,077	EPR Properties REIT	204,590
496	Equinix, Inc. REIT	217,883
6,330	Equity Commonwealth REIT(b)	204,079
2,137	Equity LifeStyle Properties, Inc. REIT	194,446
3,071	Equity Residential REIT	200,936
834	Essex Property Trust, Inc. REIT	200,535
2,015	Extra Space Storage, Inc. REIT	189,350
1,619	Federal Realty Investment Trust REIT	203,185
9,689	Forest City Realty Trust, Inc., Class A REIT	241,934
5,555	Gaming and Leisure Properties, Inc. REIT	201,758
9,445	GGP, Inc. REIT	201,367
8,196	HCP, Inc. REIT	212,276
7,817	Healthcare Trust of America, Inc., Class A	213,560
4,044	Highwoods Properties, Inc. REIT	198,601
6,887	Hospitality Properties Trust REIT	194,695
9,190	Host Hotels & Resorts, Inc. REIT	192,439
1,442	Howard Hughes Corp. (The)(b)	195,463
5,564	Hudson Pacific Properties, Inc.	190,623
8,728	Invitation Homes, Inc.	201,704
5,763	Iron Mountain, Inc. REIT	202,339

Schedule of Investments(a)

5,192	JBG SMITH Properties REIT	$189,508
1,146	Jones Lang LaSalle, Inc.	195,977
2,582	Kilroy Realty Corp. REIT	188,357
11,838	Kimco Realty Corp. REIT	197,576
2,754	Lamar Advertising Co., Class A REIT	202,777
4,422	Liberty Property Trust REIT	189,527
2,113	Life Storage, Inc. REIT	202,763
3,482	Macerich Co. (The) REIT	205,647
14,172	Medical Properties Trust, Inc. REIT	204,219
2,018	Mid-America Apartment Communities, Inc. REIT	203,374
4,646	National Retail Properties, Inc. REIT	207,258
6,255	Omega Healthcare Investors, Inc. REIT	185,711
9,857	Outfront Media, Inc. REIT	209,461
12,967	Paramount Group, Inc. REIT	200,210
6,378	Park Hotels & Resorts, Inc. REIT	199,504
3,040	Prologis, Inc. REIT	199,485
910	Public Storage REIT	198,225
5,127	Rayonier, Inc. REIT	179,496
7,948	Realogy Holdings Corp.(c)	173,823
3,691	Realty Income Corp. REIT	205,847
3,266	Regency Centers Corp. REIT	207,816
15,069	Retail Properties of America, Inc., Class A REIT	189,116
1,134	Retail Value, Inc. REIT(b)	37,467
1,241	SBA Communications Corp. REIT(b)	196,388
11,197	Senior Housing Properties Trust REIT	199,754
1,190	Simon Property Group, Inc. REIT	209,690
1,999	SL Green Realty Corp. REIT	206,117
24,074	Spirit Realty Capital, Inc. REIT	201,499
7,282	STORE Capital Corp.	199,891
2,033	Sun Communities, Inc.	197,120
3,511	Taubman Centers, Inc.	217,858
5,278	UDR, Inc. REIT	203,097
8,527	Uniti Group, Inc. REIT	150,757
3,599	Ventas, Inc. REIT	202,912
27,039	VEREIT, Inc. REIT	206,308
9,544	VICI Properties, Inc.	194,220
2,724	Vornado Realty Trust	195,910
6,519	Weingarten Realty Investors REIT	197,004
3,394	Welltower, Inc. REIT	212,464
5,256	Weyerhaeuser Co. REIT	179,650
2,918	WP Carey, Inc. REIT	190,779

		17,004,211

	Telecommunication Services - 1.9%
38,156	AT&T, Inc.	1,219,847
59,865	CenturyLink, Inc.	1,123,666
197,634	Sprint Corp.(b)	1,073,153
39,858	Telephone & Data Systems, Inc.	1,006,414
18,129	T-Mobile US, Inc.	1,087,740
29,349	United States Cellular Corp.(b)	1,008,432
22,562	Verizon Communications, Inc.	1,165,102
29,503	Zayo Group Holdings, Inc.(b)	1,094,266

		8,778,620

	Utilities - 9.9%
81,950	AES Corp. (The)	1,094,852
27,222	Alliant Energy Corp.	1,169,729
19,135	Ameren Corp.	1,187,518
16,694	American Electric Power Co., Inc.	1,187,611
13,519	American Water Works Co., Inc.	1,193,052
32,410	Aqua America, Inc.	1,197,225
12,589	Atmos Energy Corp.	1,156,551
21,462	Avangrid, Inc.	1,074,388
41,214	CenterPoint Energy, Inc.	1,173,775
24,723	CMS Energy Corp.	1,195,110
14,731	Consolidated Edison, Inc.	1,162,718

16,469	Dominion Energy, Inc.	$1,180,992
11,115	DTE Energy Co.	1,206,422
14,680	Duke Energy Corp.	1,198,182
17,915	Edison International	1,193,676
14,065	Entergy Corp.	1,143,203
20,763	Evergy, Inc.	1,164,597
19,974	Eversource Energy	1,212,821
25,970	Exelon Corp.	1,103,725
31,488	FirstEnergy Corp.	1,115,620
32,890	Hawaiian Electric Industries, Inc.	1,156,741
38,347	MDU Resources Group, Inc.	1,112,063
20,406	National Fuel Gas Co.	1,095,802
6,792	NextEra Energy, Inc.	1,137,932
44,956	NiSource, Inc.	1,176,948
32,251	NRG Energy, Inc.	1,021,389
31,239	OGE Energy Corp.	1,132,101
27,016	PG&E Corp.	1,163,849
14,303	Pinnacle West Capital Corp.	1,150,390
39,856	PPL Corp.	1,146,657
20,680	Public Service Enterprise Group, Inc.	1,066,261
29,226	SCANA Corp.	1,168,748
9,525	Sempra Energy	1,100,995
24,400	Southern Co. (The)	1,185,840
21,907	UGI Corp.	1,164,138
15,072	Vectren Corp.	1,077,196
44,998	Vistra Energy Corp.(b)	1,016,955
18,018	WEC Energy Group, Inc.	1,195,855
25,166	Xcel Energy, Inc.	1,179,279

		44,760,906

	Total Common Stocks & Other Equity Interests (Cost $426,764,117)	454,085,056

	Money Market Fund - 0.0%
198,602	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(e) (Cost $198,602)	198,602

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $426,962,719) - 100.0%	454,283,658

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.5%
6,855,237	Invesco Government & Agency Portfolio - Institutional Class, 1.82%(e)(f) (Cost $6,855,237)	6,855,237

	Total Investments in Securities (Cost $433,817,956) - 101.5%	461,138,895
	Other assets less liabilities - (1.5)%	(6,651,552)

	Net Assets - 100%	$454,487,343

Schedule of Investments(a)

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2018.
(d)

Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the nine months ended July 31, 2018.

	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2018	Dividend Income
Invesco Ltd.	$151,177	$136,584	$(49,604)	$(47,015)	$3,105	$194,247	$4,205

(e)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 100.0%
	Consumer Discretionary - 12.3%
5,761	Adient PLC	$274,396
5,179	AMC Networks, Inc., Class A(b)	312,242
4,386	Best Buy Co., Inc.	329,082
146	Booking Holdings, Inc.(b)	296,193
3,012	Bright Horizons Family Solutions, Inc.(b)	322,254
2,239	Burlington Stores, Inc.(b)	342,142
464	Cable One, Inc.	335,871
4,855	Carnival Corp.	287,610
5,959	CBS Corp., Class B	313,861
700	Chipotle Mexican Grill, Inc.(b)	303,562
9,032	Cinemark Holdings, Inc.	324,429
3,453	Columbia Sportswear Co.	300,342
3,431	Darden Restaurants, Inc.	366,911
1,213	Domino’s Pizza, Inc.	318,607
4,764	Dunkin’ Brands Group, Inc.	331,717
15,403	Extended Stay America, Inc.	327,930
26,473	Ford Motor Co.	265,789
518	Graham Holdings Co., Class B	289,562
2,772	Grand Canyon Education, Inc.(b)	323,021
10,881	H&R Block, Inc.	273,766
16,413	Hanesbrands, Inc.	365,353
7,270	Harley-Davidson, Inc.	311,810
3,522	Hasbro, Inc.	350,826
13,502	Interpublic Group of Cos., Inc. (The)	304,470
4,464	John Wiley & Sons, Inc., Class A	281,902
8,451	L Brands, Inc.	267,643
7,276	Leggett & Platt, Inc.	317,015
2,890	Lululemon Athletica, Inc.(b)	346,656
8,580	Macy’s, Inc.	340,883
1,153	Madison Square Garden Co. (The), Class A(b)	359,944
1,887	McDonald’s Corp.	297,278
5,054	Michael Kors Holdings Ltd.(b)	337,253
12,339	Newell Brands, Inc.	323,158
6,230	Nordstrom, Inc.	326,514
100	NVR, Inc.(b)	275,943
4,291	Omnicom Group, Inc.	295,350
2,702	Polaris Industries, Inc.	284,845
10,108	PulteGroup, Inc.	287,977
1,966	PVH Corp.	301,820
14,835	Qurate Retail, Inc., Class A(b)	315,837
2,240	Ralph Lauren Corp., Class A	302,355
5,315	ServiceMaster Global Holdings, Inc.(b)	302,902
4,703	Six Flags Entertainment Corp.	305,460
5,319	Starbucks Corp.	278,662
6,955	Tapestry, Inc.	327,720
4,155	Target Corp.	335,225
6,446	Tempur Sealy International, Inc.(b)	315,016
3,136	Thor Industries, Inc.	297,450
3,400	TJX Cos., Inc. (The)	330,684
7,663	Toll Brothers, Inc.	270,197
8,477	Tribune Media Co., Class A	286,947
5,397	Twenty-First Century Fox, Inc., Class A	242,865

2,526	Twenty-First Century Fox, Inc., Class B	$112,205
1,204	Ulta Beauty, Inc.(b)	294,246
7,323	Urban Outfitters, Inc.(b)	325,141
1,256	Vail Resorts, Inc.	347,749
3,734	VF Corp.	343,789
2,426	Visteon Corp.(b)	284,036
3,053	Walt Disney Co. (The)	346,699
18,368	Wendy’s Co. (The)	306,378
5,500	Williams-Sonoma, Inc.	321,695
1,560	Wynn Resorts Ltd.	260,177
7,758	Yum China Holdings, Inc. (China)	279,909
3,706	Yum! Brands, Inc.	293,849

		19,643,120

	Consumer Staples - 4.9%
6,894	Archer-Daniels-Midland Co.	332,704
819	Brown-Forman Corp., Class A	43,628
4,494	Brown-Forman Corp., Class B	239,171
8,841	Campbell Soup Co.	361,597
6,343	Church & Dwight Co., Inc.	354,574
7,089	Coca-Cola Co. (The)	330,560
1,358	Constellation Brands, Inc., Class A	285,492
2,019	Estee Lauder Cos., Inc. (The), Class A	272,444
14,712	Flowers Foods, Inc.	300,125
11,683	Hain Celestial Group, Inc. (The)(b)	332,265
6,159	Herbalife Nutrition Ltd.(b)	317,989
8,226	Hormel Foods Corp.	295,889
2,900	Kimberly-Clark Corp.	330,194
4,704	Lamb Weston Holdings, Inc.	330,550
2,935	McCormick & Co., Inc.	344,980
4,896	Molson Coors Brewing Co., Class B	328,032
7,706	Mondelez International, Inc., Class A	334,286
5,875	Monster Beverage Corp.(b)	352,618
3,707	Nu Skin Enterprises, Inc., Class A	270,055
15,040	Pilgrim’s Pride Corp.(b)	268,013
3,887	Post Holdings, Inc.(b)	336,459
73	Seaboard Corp.	265,574
4,629	Sysco Corp.	311,115
4,336	Tyson Foods, Inc., Class A	249,970
8,467	US Foods Holding Corp.(b)	286,269
4,812	Walgreens Boots Alliance, Inc.	325,387

		7,799,940

	Energy - 5.6%
2,093	Andeavor	314,076
16,034	Antero Resources Corp.(b)	329,338
8,567	Baker Hughes a GE Co.	296,247
13,475	Cabot Oil & Gas Corp.	316,662
16,456	Centennial Resource Development, Inc., Class A(b)	295,550
2,439	Chevron Corp.	307,972
3,223	Cimarex Energy Co.	317,788
18,729	CNX Resources Corp.(b)	304,908
4,356	Concho Resources, Inc.(b)	635,323
2,486	Diamondback Energy, Inc.	328,028
4,481	Energen Corp.(b)	332,401
2,553	EOG Resources, Inc.	329,184
3,941	HollyFrontier Corp.	293,920
18,435	Kinder Morgan, Inc.	327,774
10,403	Newfield Exploration Co.(b)	298,774
3,631	Occidental Petroleum Corp.	304,750
4,474	ONEOK, Inc.	315,148
10,156	Parsley Energy, Inc., Class A(b)	319,203
6,417	PBF Energy, Inc., Class A	299,674
2,562	Phillips 66	315,997
1,555	Pioneer Natural Resources Co.	294,315
24,422	QEP Resources, Inc.(b)	253,745
19,457	Range Resources Corp.	300,221

Schedule of Investments(a)

17,542	RPC, Inc.	$259,622
11,495	SM Energy Co.	316,227
6,324	Targa Resources Corp.	322,967
2,498	Valero Energy Corp.	295,638
11,245	Williams Cos., Inc. (The)	334,539

		8,959,991

	Financials - 16.3%
6,701	Aflac, Inc.	311,865
15,875	AGNC Investment Corp. REIT	309,086
3,240	Allstate Corp. (The)	308,189
3,089	American Express Co.	307,417
2,735	American Financial Group, Inc.	308,207
2,553	American National Insurance Co.	329,311
28,791	Annaly Capital Management, Inc. REIT	308,639
2,177	Aon PLC	312,508
11,580	Arch Capital Group Ltd.(b)	353,885
4,565	Arthur J. Gallagher & Co.	325,713
10,979	Associated Banc-Corp.	296,433
3,200	Assurant, Inc.	352,960
8,557	Assured Guaranty Ltd.	333,038
3,557	Bank of Hawaii Corp.	286,303
5,511	Bank of New York Mellon Corp. (The)	294,673
6,366	Bank OZK	260,369
7,181	BankUnited, Inc.	279,054
26,272	BGC Partners, Inc., Class A	282,161
2,990	BOK Financial Corp.	291,017
10,987	Brown & Brown, Inc.	321,480
5,459	Charles Schwab Corp. (The)	278,737
16,608	Chimera Investment Corp. REIT	317,213
4,362	Cincinnati Financial Corp.	329,898
6,064	CIT Group, Inc.	320,967
1,845	CME Group, Inc.	293,576
6,411	CNA Financial Corp.	299,907
4,683	Commerce Bancshares, Inc.	312,824
865	Credit Acceptance Corp.(b)	331,814
2,645	Cullen/Frost Bankers, Inc.	292,246
4,133	Discover Financial Services	295,138
4,805	E*TRADE Financial Corp.(b)	287,387
4,338	East West Bancorp, Inc.	280,842
2,699	Erie Indemnity Co., Class A	335,324
1,356	Everest Re Group Ltd.	296,083
8,042	Fidelity National Financial, Inc.	325,701
9,992	Fifth Third Bancorp	295,663
696	First Citizens BancShares, Inc., Class A	283,147
10,451	First Hawaiian, Inc.	295,345
16,368	First Horizon National Corp.	292,824
3,041	First Republic Bank	300,633
4,103	Interactive Brokers Group, Inc., Class A	245,606
4,260	Intercontinental Exchange, Inc.	314,857
2,822	JPMorgan Chase & Co.	324,389
15,560	KeyCorp	324,737
6,258	Loews Corp.	317,781
4,432	LPL Financial Holdings, Inc.	293,797
274	Markel Corp.(b)	320,580
1,412	MarketAxess Holdings, Inc.	273,603
3,786	Marsh & McLennan Cos., Inc.	315,601
6,367	Mercury General Corp.	327,455
6,611	MetLife, Inc.	302,387
39,099	MFA Financial, Inc. REIT	314,747
1,760	Moody’s Corp.	301,171
2,544	Morningstar, Inc.	335,808
3,272	Nasdaq, Inc.	299,061
16,902	New Residential Investment Corp. REIT	302,377
2,943	Northern Trust Corp.	321,434
5,673	PacWest Bancorp	284,898
4,490	Pinnacle Financial Partners, Inc.	280,625

6,686	Popular, Inc.	$331,826
5,425	Principal Financial Group, Inc.	315,084
4,853	Progressive Corp. (The)	291,229
2,028	Reinsurance Group of America, Inc.	286,962
1,532	S&P Global, Inc.	307,074
17,129	Santander Consumer USA Holdings, Inc.	329,562
26,657	SLM Corp.(b)	300,958
13,959	Starwood Property Trust, Inc. REIT	318,824
12,230	Sterling Bancorp	271,506
969	SVB Financial Group(b)	298,336
5,610	Synovus Financial Corp.	277,246
2,500	T. Rowe Price Group, Inc.	297,700
11,555	TCF Financial Corp.	290,146
5,134	TD Ameritrade Holding Corp.	293,408
19,315	TFS Financial Corp.	293,974
3,587	Torchmark Corp.	315,907
19,500	Two Harbors Investment Corp. REIT	302,250
12,847	Umpqua Holdings Corp.	273,641
8,015	Unum Group	318,436
9,738	Virtu Financial, Inc., Class A	196,221
3,967	W.R. Berkley Corp.	300,738
4,729	Webster Financial Corp.	305,162
5,026	Western Alliance Bancorp(b)	285,075
336	White Mountains Insurance Group Ltd.	306,778
1,997	Willis Towers Watson PLC	318,362
3,274	Wintrust Financial Corp.	287,228
5,506	Zions Bancorporation	284,660

		26,036,784

	Health Care - 9.5%
2,968	AbbVie, Inc.	273,739
7,481	Acadia Healthcare Co., Inc.(b)	295,350
1,716	Aetna, Inc.	323,277
2,621	Alexion Pharmaceuticals, Inc.(b)	348,488
1,696	Amgen, Inc.	333,349
2,010	athenahealth, Inc.(b)	302,927
2,037	Bio-Techne Corp.	327,224
10,006	Boston Scientific Corp.(b)	336,302
2,356	Cantel Medical Corp.	218,425
3,921	Celgene Corp.(b)	353,243
5,082	Cerner Corp.(b)	315,490
2,835	Charles River Laboratories International, Inc.(b)	352,390
925	Chemed Corp.	292,328
1,761	Cigna Corp.	315,959
3,015	Danaher Corp.	309,279
2,221	Edwards Lifesciences Corp.(b)	316,381
3,640	Eli Lilly & Co.	359,668
4,671	Encompass Health Corp.	353,268
7,021	Envision Healthcare Corp.(b)	310,749
4,012	Express Scripts Holding Co.(b)	318,793
4,270	Henry Schein, Inc.(b)	339,081
3,304	Hill-Rom Holdings, Inc.	311,237
1,030	Humana, Inc.	323,605
1,122	Illumina, Inc.(b)	363,932
4,742	Integra LifeSciences Holdings Corp.(b)	295,569
3,038	IQVIA Holdings, Inc.(b)	370,454
1,812	Jazz Pharmaceuticals PLC(b)	313,621
2,528	Johnson & Johnson	335,011
1,667	Laboratory Corp. of America Holdings(b)	292,292
6,612	MEDNAX, Inc.(b)	282,927
5,120	Merck & Co., Inc.	337,254
1,925	Penumbra, Inc.(b)	273,831
8,481	Pfizer, Inc.	338,646
3,443	PRA Health Sciences, Inc.(b)	361,997
9,330	Premier, Inc., Class A(b)	348,942
8,291	Qiagen N.V.(b)	299,471

Schedule of Investments(a)

2,817	Quest Diagnostics, Inc.	$303,447
1,016	Regeneron Pharmaceuticals, Inc.(b)	373,898
2,919	STERIS PLC	334,138
1,744	Stryker Corp.	284,708
2,822	United Therapeutics Corp.(b)	346,852
1,246	UnitedHealth Group, Inc.	315,512
3,973	Veeva Systems, Inc., Class A(b)	300,478
1,952	Vertex Pharmaceuticals, Inc.(b)	341,698
1,347	WellCare Health Plans, Inc.(b)	360,215
2,763	Zimmer Biomet Holdings, Inc.	346,812
3,615	Zoetis, Inc.	312,625

		15,164,882

	Industrials - 10.2%
2,516	Acuity Brands, Inc.	349,799
5,064	Alaska Air Group, Inc.	318,171
857	AMERCO	323,158
4,523	BWX Technologies, Inc.	297,432
3,419	C.H. Robinson Worldwide, Inc.	315,334
2,812	Carlisle Cos., Inc.	345,426
1,669	Cintas Corp.	341,277
5,444	Copart, Inc.(b)	312,431
4,658	CSX Corp.	329,227
2,333	Curtiss-Wright Corp.	310,359
2,460	Dun & Bradstreet Corp. (The)	309,689
4,267	Emerson Electric Co.	308,419
4,056	Expeditors International of Washington, Inc.	308,946
1,206	FedEx Corp.	296,519
7,191	Flowserve Corp.	318,777
4,121	Fortive Corp.	338,252
7,553	HD Supply Holdings, Inc.(b)	332,181
1,572	HEICO Corp.	120,054
3,098	HEICO Corp., Class A	200,595
1,373	Huntington Ingalls Industries, Inc.	319,978
6,179	IHS Markit Ltd.(b)	327,672
3,405	Ingersoll-Rand PLC	335,427
2,359	J.B. Hunt Transport Services, Inc.	282,844
16,109	JetBlue Airways Corp.(b)	289,962
8,886	Johnson Controls International PLC	333,314
5,709	KAR Auction Services, Inc.	339,400
3,300	Kirby Corp.(b)	275,385
1,975	Norfolk Southern Corp.	333,775
4,757	PACCAR, Inc.	312,630
6,837	Pentair PLC (United Kingdom)	305,272
1,440	Raytheon Co.	285,163
4,467	Republic Services, Inc.	323,768
4,777	Robert Half International, Inc.	361,906
2,216	Rockwell Collins, Inc.	308,002
5,975	Rollins, Inc.	328,267
2,034	Snap-on, Inc.	344,946
2,123	Stanley Black & Decker, Inc.	317,325
7,448	Terex Corp.	328,606
4,570	Textron, Inc.	311,994
5,077	Toro Co. (The)	305,585
4,457	TransUnion	322,687
8,694	Trinity Industries, Inc.	331,241
2,092	Union Pacific Corp.	313,570
4,380	United Continental Holdings, Inc.	352,152
2,419	United Technologies Corp.	328,355
11,098	Univar, Inc.(b)	305,084
2,855	Verisk Analytics, Inc.(b)	315,820
3,103	Wabtec Corp.	342,323
3,641	Waste Management, Inc.	327,690
15,326	Welbilt, Inc.(b)	349,433
2,797	XPO Logistics, Inc.(b)	278,917

4,277	Xylem, Inc.	$327,447

		16,341,986

	Information Technology - 12.7%
1,960	Accenture PLC, Class A	312,287
1,234	Adobe Systems, Inc.(b)	301,935
4,013	Akamai Technologies, Inc.(b)	302,018
4,457	Amdocs Ltd.	301,204
3,486	Amphenol Corp., Class A	325,976
1,628	Apple, Inc.	309,792
5,927	Applied Materials, Inc.	288,230
11,976	ARRIS International PLC(b)	302,514
4,057	Arrow Electronics, Inc.(b)	307,683
3,266	Aspen Technology, Inc.(b)	312,850
1,224	Broadcom, Inc.	271,446
2,632	Broadridge Financial Solutions, Inc.	297,363
8,598	CA, Inc.	380,118
4,715	CDK Global, Inc.	294,452
2,868	Citrix Systems, Inc.(b)	315,394
4,033	Cognizant Technology Solutions Corp., Class A	328,689
10,396	CommScope Holding Co., Inc.(b)	333,816
5,792	CoreLogic, Inc.(b)	282,070
3,767	Dell Technologies, Inc., Class V(b)	348,523
4,887	Dolby Laboratories, Inc., Class A	314,967
3,815	DXC Technology Co.	323,283
6,425	EchoStar Corp., Class A(b)	289,061
1,763	F5 Networks, Inc.(b)	302,143
1,627	Facebook, Inc., Class A(b)	280,788
15,925	First Data Corp., Class A(b)	370,416
4,196	Fiserv, Inc.(b)	316,714
4,990	Fortinet, Inc.(b)	313,921
2,737	Global Payments, Inc.	308,104
4,232	GoDaddy, Inc., Class A(b)	311,560
2,843	GrubHub, Inc.(b)	346,533
19,607	Hewlett Packard Enterprise Co.	302,732
1,983	IAC/InterActiveCorp.(b)	291,997
5,491	Intel Corp.	264,117
1,520	Intuit, Inc.	310,445
10,728	Jabil, Inc.	302,208
11,324	Juniper Networks, Inc.	298,274
2,678	KLA-Tencor Corp.	314,451
1,515	Lam Research Corp.	288,820
5,046	Leidos Holdings, Inc.	345,247
2,789	LogMeIn, Inc.	226,048
1,594	Mastercard, Inc., Class A	315,612
7,309	Match Group, Inc.(b)	264,001
4,879	Micron Technology, Inc.(b)	257,562
3,085	Microsoft Corp.	327,257
2,663	MKS Instruments, Inc.	251,121
2,281	Monolithic Power Systems, Inc.	302,643
2,645	NXP Semiconductors NV (Netherlands)(b)	252,174
6,499	Oracle Corp.	309,872
2,911	Paycom Software, Inc.(b)	309,294
4,880	Pegasystems, Inc.	271,328
5,200	RealPage, Inc.(b)	286,520
1,857	Red Hat, Inc.(b)	262,264
12,491	Sabre Corp.	307,528
2,361	salesforce.com, Inc.(b)	323,811
3,060	Skyworks Solutions, Inc.	289,415
14,525	Symantec Corp.	293,696
2,729	Texas Instruments, Inc.	303,792
8,885	Twitter, Inc.(b)	283,165
1,322	Tyler Technologies, Inc.(b)	297,437
1,155	Ultimate Software Group, Inc. (The)(b)	319,808
2,335	VeriSign, Inc.(b)	339,112
7,600	Versum Materials, Inc.	292,980

Schedule of Investments(a)

2,337	Visa, Inc., Class A	$319,561
2,215	VMware, Inc., Class A(b)	320,267
3,838	Worldpay, Inc., Class A(b)	315,445
1,958	Zebra Technologies Corp., Class A(b)	270,067
70,777	Zynga, Inc., Class A(b)	268,245

		20,292,166

	Materials - 7.0%
1,875	Air Products & Chemicals, Inc.	307,819
3,267	Albemarle Corp.	307,751
6,299	Alcoa Corp.(b)	272,558
3,249	AptarGroup, Inc.	332,795
9,803	Axalta Coating Systems Ltd.(b)	296,541
8,117	Ball Corp.	316,319
7,131	Bemis Co., Inc.	327,384
6,183	Berry Global Group, Inc.(b)	302,039
2,656	Celanese Corp., Series A	313,700
7,349	CF Industries Holdings, Inc.	326,443
2,914	Eastman Chemical Co.	301,949
2,120	Ecolab, Inc.	298,284
3,460	FMC Corp.	310,985
17,860	Freeport-McMoRan, Inc.	294,690
2,450	International Flavors & Fragrances, Inc.	325,262
5,674	International Paper Co.	304,864
790	NewMarket Corp.	323,458
7,790	Newmont Mining Corp.	285,737
4,770	Nucor Corp.	319,256
16,403	Owens-Illinois, Inc.(b)	306,408
2,578	Packaging Corp. of America	291,056
3,014	PPG Industries, Inc.	333,529
1,951	Praxair, Inc.	326,792
3,237	Reliance Steel & Aluminum Co.	291,977
6,002	RPM International, Inc.	386,349
3,520	Scotts Miracle-Gro Co. (The)	279,594
6,825	Sealed Air Corp.	300,778
792	Sherwin-Williams Co. (The)	349,058
11,082	Silgan Holdings, Inc.	304,866
5,883	Sonoco Products Co.	328,389
6,187	Southern Copper Corp. (Peru)	305,390
6,129	Steel Dynamics, Inc.	288,615
8,435	United States Steel Corp.	307,287
14,785	Valvoline, Inc.	333,993
4,307	W.R. Grace & Co.	318,115
5,116	WestRock Co.	296,626

		11,216,656

	Real Estate - 13.6%
2,436	Alexandria Real Estate Equities, Inc. REIT	310,444
7,581	American Campus Communities, Inc.	312,716
15,272	American Homes 4 Rent, Class A REIT	338,122
7,490	Apartment Investment & Management Co., Class A REIT	319,448
1,843	AvalonBay Communities, Inc. REIT	325,935
2,500	Boston Properties, Inc. REIT	313,825
18,701	Brandywine Realty Trust REIT	308,379
19,470	Brixmor Property Group, Inc.	344,424
3,487	Camden Property Trust REIT	322,861
13,717	Columbia Property Trust, Inc.	317,960
2,834	CoreSite Realty Corp. REIT	317,691
10,912	Corporate Office Properties Trust REIT	324,523
2,935	Crown Castle International Corp. REIT	325,286
9,995	CubeSmart REIT	303,448
4,639	DCT Industrial Trust, Inc. REIT	310,210
2,826	Digital Realty Trust, Inc. REIT	343,133
7,927	Douglas Emmett, Inc.	307,885
10,780	Duke Realty Corp. REIT	313,914
18,018	Empire State Realty Trust, Inc., Class A REIT	300,360

4,969	EPR Properties REIT	$330,389
762	Equinix, Inc. REIT	334,731
9,766	Equity Commonwealth REIT(b)	314,856
3,370	Equity LifeStyle Properties, Inc. REIT	306,636
4,791	Equity Residential REIT	313,475
1,267	Essex Property Trust, Inc. REIT	304,650
3,154	Extra Space Storage, Inc.	296,381
2,557	Federal Realty Investment Trust REIT	320,903
15,106	Forest City Realty Trust, Inc., Class A REIT	377,197
8,674	Gaming and Leisure Properties, Inc. REIT	315,040
11,925	Healthcare Trust of America, Inc., Class A	325,791
6,426	Highwoods Properties, Inc. REIT	315,581
2,418	Howard Hughes Corp. (The)(b)	327,760
8,686	Hudson Pacific Properties, Inc.	297,582
9,127	Iron Mountain, Inc. REIT	320,449
4,001	Kilroy Realty Corp. REIT	291,873
19,837	Kimco Realty Corp. REIT	331,080
4,393	Lamar Advertising Co., Class A REIT	323,457
6,982	Liberty Property Trust REIT	299,249
3,295	Life Storage, Inc. REIT	316,188
5,445	Macerich Co. (The) REIT	321,582
22,530	Medical Properties Trust, Inc. REIT	324,657
3,253	Mid-America Apartment Communities, Inc. REIT	327,837
7,398	National Retail Properties, Inc. REIT	330,025
9,930	Omega Healthcare Investors, Inc. REIT	294,822
15,411	Outfront Media, Inc. REIT	327,484
20,370	Paramount Group, Inc. REIT	314,513
4,718	Prologis, Inc. REIT	309,595
1,438	Public Storage REIT	313,240
7,822	Rayonier, Inc. REIT	273,848
12,751	Realogy Holdings Corp.	278,864
5,691	Realty Income Corp. REIT	317,387
5,227	Regency Centers Corp. REIT	332,594
25,251	Retail Properties of America, Inc., Class A REIT	316,900
17,314	Senior Housing Properties Trust REIT	308,882
1,889	Simon Property Group, Inc. REIT	332,861
3,139	SL Green Realty Corp. REIT	323,662
39,023	Spirit Realty Capital, Inc. REIT	326,623
11,303	STORE Capital Corp.	310,267
3,157	Sun Communities, Inc.	306,103
5,576	Taubman Centers, Inc.	345,991
8,391	UDR, Inc. REIT	322,886
14,684	Uniti Group, Inc. REIT(b)	259,613
5,570	Ventas, Inc. REIT	314,037
42,763	VEREIT, Inc. REIT	326,282
4,396	Vornado Realty Trust REIT	316,160
10,398	Weingarten Realty Investors REIT	314,228
5,314	Welltower, Inc. REIT	332,656
8,213	Weyerhaeuser Co. REIT	280,720
4,556	WP Carey, Inc. REIT	297,871

		21,826,022

	Telecommunication Services - 1.4%
9,388	AT&T, Inc.	300,135
16,699	CenturyLink, Inc.	313,440
58,574	Sprint Corp.(b)	318,057
11,805	Telephone & Data Systems, Inc.	298,076
5,428	T-Mobile US, Inc.	325,680
8,391	United States Cellular Corp.(b)	288,315
8,780	Zayo Group Holdings, Inc.(b)	325,650

		2,169,353

	Utilities - 6.5%
7,378	Alliant Energy Corp.	317,033
5,140	Ameren Corp.	318,988

Schedule of Investments(a)

4,496	American Electric Power Co., Inc.	$319,845
3,625	American Water Works Co., Inc.	319,906
8,567	Aqua America, Inc.	316,465
3,393	Atmos Energy Corp.	311,715
5,758	Avangrid, Inc.	288,245
11,706	CenterPoint Energy, Inc.	333,387
6,625	CMS Energy Corp.	320,253
4,006	Consolidated Edison, Inc.	316,194
4,739	Dominion Energy, Inc.	339,834
2,984	DTE Energy Co.	323,883
3,972	Duke Energy Corp.	324,195
4,910	Edison International	327,153
3,807	Entergy Corp.	309,433
5,360	Evergy, Inc.	300,642
5,351	Eversource Energy	324,913
7,406	Exelon Corp.	314,755
8,930	Hawaiian Electric Industries, Inc.	314,068
10,887	MDU Resources Group, Inc.	315,723
1,847	NextEra Energy, Inc.	309,446
12,081	NiSource, Inc.	316,281
8,700	OGE Energy Corp.	315,288
7,096	PG&E Corp.	305,696
3,831	Pinnacle West Capital Corp.	308,127
11,166	PPL Corp.	321,246
5,794	Public Service Enterprise Group, Inc.	298,739
2,878	Sempra Energy	332,668
6,834	Southern Co. (The)	332,132
5,974	UGI Corp.	317,458
4,319	Vectren Corp.	308,679
4,823	WEC Energy Group, Inc.	320,103
6,704	Xcel Energy, Inc.	314,149

		10,456,642

	Total Common Stocks & Other Equity Interests (Cost $150,769,445)	159,907,542

	Money Market Fund - 0.0%
68,575	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(c) (Cost $68,575)	68,575

	Total Investments in Securities (Cost $150,838,020) - 100.0%	159,976,117
	Other assets less liabilities - 0.0%	37,647

	Net Assets - 100.0%	$160,013,764

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P 500 Enhanced Value ETF (SPVU)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Consumer Discretionary - 15.1%
1,635	Best Buy Co., Inc.	$122,674
1,418	Charter Communications, Inc., Class A(b)	431,894
33,882	Comcast Corp., Class A	1,212,298
2,138	D.R. Horton, Inc.	93,431
1,855	DISH Network Corp., Class A(b)	58,544
1,574	Dollar Tree, Inc.(b)	143,675
598	Foot Locker, Inc.	29,188
49,796	Ford Motor Co.	499,952
1,295	Gap, Inc. (The)	39,070
7,338	General Motors Co.	278,184
2,360	Goodyear Tire & Rubber Co. (The)	57,136
1,204	Kohl’s Corp.	88,939
2,101	Lennar Corp., Class A	109,819
3,190	Macy’s, Inc.	126,739
5,721	Newell Brands, Inc.	149,833
684	Nordstrom, Inc.	35,848
1,498	PulteGroup, Inc.	42,678
3,776	Target Corp.	304,648
3,331	Viacom, Inc., Class B	96,766
493	Whirlpool Corp.	64,632

		3,985,948

	Consumer Staples - 9.6%
5,805	Archer-Daniels-Midland Co.	280,149
803	JM Smucker Co. (The)	89,229
5,423	Kraft Heinz Co. (The)	326,736
7,314	Kroger Co. (The)	212,106
1,751	Molson Coors Brewing Co., Class B	117,317
2,672	Tyson Foods, Inc., Class A	154,041
6,825	Walgreens Boots Alliance, Inc.	461,506
9,955	Walmart, Inc.	888,285

		2,529,369

	Energy - 5.7%
1,140	Andeavor	171,068
3,045	Baker Hughes a GE Co.	105,296
3,964	Marathon Petroleum Corp.	320,410
3,258	Phillips 66	401,842
2,802	TechnipFMC PLC (United Kingdom)	91,205
3,493	Valero Energy Corp.	413,397

		1,503,218

	Financials - 36.0%
6,320	Aflac, Inc.	294,133
2,917	Allstate Corp. (The)	277,465
496	Assurant, Inc.	54,709
43,246	Bank of America Corp.	1,335,436
5,370	Bank of New York Mellon Corp. (The)	287,134
6,697	Berkshire Hathaway, Inc., Class B(b)	1,325,135
695	Brighthouse Financial, Inc.(b)	30,184
3,317	Capital One Financial Corp.	312,859
2,999	Chubb Ltd.	419,020
3,388	Citizens Financial Group, Inc.	134,775
268	Everest Re Group Ltd.	58,518
4,639	Fifth Third Bancorp	137,268
1,941	Goldman Sachs Group, Inc. (The)	460,852
2,969	Invesco Ltd.(c)	80,133

2,465	Jefferies Financial Group, Inc.	$59,776
2,345	Lincoln National Corp.	159,695
2,318	Loews Corp.	117,708
10,412	MetLife, Inc.	476,245
8,297	Morgan Stanley	419,496
1,942	People’s United Financial, Inc.	35,403
2,394	PNC Financial Services Group, Inc. (The)	346,723
2,506	Principal Financial Group, Inc.	145,548
5,186	Prudential Financial, Inc.	523,319
5,643	Regions Financial Corp.	105,016
2,459	SunTrust Banks, Inc.	177,220
811	Torchmark Corp.	71,425
1,698	Travelers Cos., Inc. (The)	220,978
2,500	Unum Group	99,325
23,372	Wells Fargo & Co.	1,338,982

		9,504,480

	Health Care - 9.5%
1,119	AmerisourceBergen Corp.	91,568
1,888	Anthem, Inc.	477,664
3,183	Cardinal Health, Inc.	158,991
1,605	Centene Corp.(b)	209,180
10,902	CVS Health Corp.	707,104
1,070	Envision Healthcare Corp.(b)	47,358
5,780	Express Scripts Holding Co.(b)	459,279
2,294	McKesson Corp.	288,126
526	Universal Health Services, Inc., Class B	64,224

		2,503,494

	Industrials - 5.4%
968	Alaska Air Group, Inc.	60,820
2,800	American Airlines Group, Inc.	110,712
4,167	Delta Air Lines, Inc.	226,768
2,529	Eaton Corp. PLC	210,337
1,037	Fluor Corp.	53,146
795	Jacobs Engineering Group, Inc.	53,766
6,239	Johnson Controls International PLC	234,025
1,039	Pentair PLC (United Kingdom)	46,391
1,245	Quanta Services, Inc.(b)	42,417
3,421	Southwest Airlines Co.	198,965
2,205	United Continental Holdings, Inc.	177,282

		1,414,629

	Information Technology - 2.4%
13,082	Hewlett Packard Enterprise Co.	201,986
7,420	Micron Technology, Inc.(b)	391,702
1,555	Xerox Corp.	40,383

		634,071

	Materials - 2.8%
754	Eastman Chemical Co.	78,130
2,642	International Paper Co.	141,955
1,870	LyondellBasell Industries NV, Class A	207,177
1,853	Mosaic Co. (The)	55,794
1,781	Nucor Corp.	119,202
2,300	WestRock Co.	133,354

		735,612

	Real Estate - 0.2%
2,173	Duke Realty Corp. REIT	63,278

	Telecommunication Services - 10.8%
38,921	AT&T, Inc.	1,244,304
10,984	CenturyLink, Inc.	206,170
26,832	Verizon Communications, Inc.	1,385,604

		2,836,078

	Utilities - 2.4%
3,595	CenterPoint Energy, Inc.	102,386
7,664	Exelon Corp.	325,720
4,011	PG&E Corp.	172,794

Schedule of Investments(a)

792	SCANA Corp.	$31,672

		632,572

	Total Investments in Securities (Cost $25,696,611) - 99.9%	26,342,749
	Other assets less liabilities - 0.1%	20,711

	Net Assets - 100.0%	$26,363,460

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the nine months ended July 31, 2018.

	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2018	Dividend Income
Invesco Ltd.	$—	$81,707	$—	$(1,574)	$—	$80,133	$—

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 100.1%
	Consumer Discretionary - 7.1%
24,517	Carnival Corp.	$1,452,387
27,823	Garmin Ltd.	1,737,546
8,270	Home Depot, Inc. (The)	1,633,491
10,540	McDonald’s Corp.	1,660,472
7,367	Mohawk Industries, Inc.(b)	1,387,648
27,711	Starbucks Corp.	1,451,779
15,412	Walt Disney Co. (The)	1,750,187
21,483	Yum! Brands, Inc.	1,703,387

		12,776,897

	Consumer Staples - 8.3%
58,142	Coca-Cola Co. (The)	2,711,162
44,120	Conagra Brands, Inc.	1,619,645
14,609	McCormick & Co., Inc.	1,717,142
43,062	Mondelez International, Inc., Class A	1,868,030
23,179	PepsiCo, Inc.	2,665,585
30,113	Procter & Gamble Co. (The)	2,435,539
25,687	Sysco Corp.	1,726,423

		14,743,526

	Energy - 2.9%
12,182	Chevron Corp.	1,538,221
22,801	Exxon Mobil Corp.	1,858,510
14,515	Phillips 66	1,790,280

		5,187,011

	Financials - 23.0%
42,489	Aflac, Inc.	1,977,438
17,873	Allstate Corp. (The)	1,700,080
15,545	American Express Co.	1,547,038
34,728	American International Group, Inc.	1,917,333
13,704	Aon PLC	1,967,209
26,579	Arthur J. Gallagher & Co.	1,896,412
8,817	Berkshire Hathaway, Inc., Class B(b)	1,744,620
13,447	Chubb Ltd.	1,878,815
22,152	Cincinnati Financial Corp.	1,675,356
10,550	CME Group, Inc.	1,678,716
31,324	Hartford Financial Services Group, Inc. (The)	1,650,775
22,955	Intercontinental Exchange, Inc.	1,696,604
14,018	JPMorgan Chase & Co.	1,611,369
38,351	Loews Corp.	1,947,464
24,677	Marsh & McLennan Cos., Inc.	2,057,075
9,697	Moody’s Corp.	1,659,351
20,579	Nasdaq, Inc.	1,880,920
88,427	People’s United Financial, Inc.	1,612,024
26,456	Progressive Corp. (The)	1,587,624
22,823	Torchmark Corp.	2,010,022
13,010	Travelers Cos., Inc. (The)	1,693,121
34,348	US Bancorp	1,820,787
11,823	Willis Towers Watson PLC	1,884,823

		41,094,976

	Health Care - 13.8%
26,897	Abbott Laboratories	1,762,829

23,588	Baxter International, Inc.	$1,708,951
7,030	Becton, Dickinson and Co.	1,760,101
17,788	Danaher Corp.	1,824,693
14,167	Johnson & Johnson	1,877,411
9,731	Laboratory Corp. of America Holdings(b)	1,706,234
19,450	Medtronic PLC	1,754,973
26,350	Merck & Co., Inc.	1,735,674
20,627	PerkinElmer, Inc.	1,633,246
53,232	Pfizer, Inc.	2,125,554
16,663	Quest Diagnostics, Inc.	1,794,938
9,304	Stryker Corp.	1,518,878
7,360	Thermo Fisher Scientific, Inc.	1,726,141
18,897	Zoetis, Inc.	1,634,213

		24,563,836

	Industrials - 19.0%
24,812	A.O. Smith Corp.	1,477,058
24,357	AMETEK, Inc.	1,894,975
20,558	Eaton Corp. PLC	1,709,809
27,874	Fortune Brands Home & Security, Inc.	1,616,692
7,688	General Dynamics Corp.	1,535,755
10,994	Harris Corp.	1,813,460
14,078	Honeywell International, Inc.	2,247,553
8,281	L3 Technologies, Inc.	1,775,778
5,374	Lockheed Martin Corp.	1,752,461
5,081	Northrop Grumman Corp.	1,526,790
36,746	Pentair PLC (United Kingdom)	1,640,709
8,182	Raytheon Co.	1,620,281
30,730	Republic Services, Inc.	2,227,310
6,078	Roper Technologies, Inc.	1,834,948
13,602	United Parcel Service, Inc., Class B	1,630,744
13,419	United Technologies Corp.	1,821,495
16,835	Verisk Analytics, Inc.(b)	1,862,288
25,246	Waste Management, Inc.	2,272,140
22,750	Xylem, Inc.	1,741,740

		34,001,986

	Information Technology - 14.1%
10,544	Accenture PLC, Class A	1,679,976
22,167	Amphenol Corp., Class A	2,072,836
24,649	Cognizant Technology Solutions Corp., Class A	2,008,893
19,834	Fidelity National Information Services, Inc.	2,045,480
26,605	Fiserv, Inc.(b)	2,008,145
11,752	Gartner, Inc.(b)	1,591,573
8,198	Mastercard, Inc., Class A	1,623,204
15,236	Motorola Solutions, Inc.	1,848,127
25,536	Paychex, Inc.	1,762,495
18,325	Synopsys, Inc.(b)	1,638,805
16,778	TE Connectivity Ltd.	1,569,917
18,906	Total System Services, Inc.	1,730,655
12,672	VeriSign, Inc.(b)	1,840,355
12,563	Visa, Inc., Class A	1,717,865

		25,138,326

	Materials - 8.0%
10,741	Air Products & Chemicals, Inc.	1,763,350
15,314	Avery Dennison Corp.	1,756,209
42,388	Ball Corp.	1,651,860
15,093	Eastman Chemical Co.	1,563,937
14,460	Ecolab, Inc.	2,034,522
13,677	International Flavors & Fragrances, Inc.	1,815,759
16,618	PPG Industries, Inc.	1,838,948
4,110	Sherwin-Williams Co. (The)	1,811,400

		14,235,985

	Real Estate - 3.9%
33,517	CBRE Group, Inc., Class A(b)	1,669,147
16,699	SL Green Realty Corp. REIT	1,721,834
24,946	Vornado Realty Trust REIT	1,794,116

Schedule of Investments(a)

50,053	Weyerhaeuser Co. REIT	$1,710,811

		6,895,908

	Total Investments in Securities (Cost $161,250,179) - 100.1%	178,638,451
	Other assets less liabilities - (0.1)%	(98,602)

	Net Assets - 100.0%	$178,539,849

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P 500® High Beta ETF (SPHB)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Consumer Discretionary - 7.1%
964	Amazon.com, Inc.(b)	$1,713,452
15,279	Aptiv PLC	1,498,412
31,258	BorgWarner, Inc.	1,438,493
24,223	Kohl’s Corp.	1,789,353
6,284	Netflix, Inc.(b)	2,120,536
52,948	Newell Brands, Inc.	1,386,708
81,734	Under Armour, Inc., Class A(b)(c)	1,632,228

		11,579,182

	Energy - 4.7%
29,376	EQT Corp.	1,459,400
25,788	Hess Corp.	1,692,466
71,299	Marathon Oil Corp.	1,505,835
53,853	Newfield Exploration Co.(b)	1,546,658
41,646	Noble Energy, Inc.	1,503,004

		7,707,363

	Financials - 21.3%
9,721	Affiliated Managers Group, Inc.	1,555,457
11,258	Ameriprise Financial, Inc.	1,639,953
49,846	Bank of America Corp.	1,539,245
3,024	BlackRock, Inc.	1,520,346
15,629	Capital One Financial Corp.	1,474,127
27,936	Charles Schwab Corp. (The)	1,426,412
36,594	Citizens Financial Group, Inc.	1,455,709
14,838	Comerica, Inc.	1,438,396
19,276	Discover Financial Services	1,376,499
25,048	E*TRADE Financial Corp.(b)	1,498,121
44,364	Franklin Resources, Inc.	1,522,573
6,327	Goldman Sachs Group, Inc. (The)	1,502,220
59,118	Invesco Ltd.(d)	1,595,595
23,124	Lincoln National Corp.	1,574,744
30,403	Morgan Stanley	1,537,176
13,200	Northern Trust Corp.	1,441,704
15,621	Prudential Financial, Inc.	1,576,315
17,958	Raymond James Financial, Inc.	1,644,773
14,785	State Street Corp.	1,305,663
21,054	SunTrust Banks, Inc.	1,517,362
5,843	SVB Financial Group(b)	1,798,943
45,768	Synchrony Financial	1,324,526
12,988	T. Rowe Price Group, Inc.	1,546,611

		34,812,470

	Health Care - 10.9%
15,430	AbbVie, Inc.	1,423,109
14,872	Alexion Pharmaceuticals, Inc.(b)	1,977,381
7,477	Align Technology, Inc.(b)	2,666,672
6,918	IDEXX Laboratories, Inc.(b)	1,694,426
6,055	Illumina, Inc.(b)	1,964,000
28,558	Incyte Corp.(b)	1,900,249
3,214	Intuitive Surgical, Inc.(b)	1,633,323
2,585	Mettler-Toledo International, Inc.(b)	1,531,638
21,199	Nektar Therapeutics, Class A(b)	1,115,068
11,508	Vertex Pharmaceuticals, Inc.(b)	2,014,475

		17,920,341

	Industrials - 12.7%
23,231	A.O. Smith Corp.	1,382,941

34,700	American Airlines Group, Inc.	$1,372,038
100,376	Arconic, Inc.	2,177,155
4,333	Boeing Co. (The)	1,543,848
10,445	Caterpillar, Inc.	1,501,991
23,264	CSX Corp.	1,644,300
10,711	Deere & Co.	1,550,846
24,565	Jacobs Engineering Group, Inc.	1,661,331
22,534	PACCAR, Inc.	1,480,934
8,462	Parker-Hannifin Corp.	1,430,501
22,951	Robert Half International, Inc.	1,738,768
8,695	Rockwell Automation, Inc.	1,630,834
11,360	United Rentals, Inc.(b)	1,690,368

		20,805,855

	Information Technology - 35.3%
25,642	Activision Blizzard, Inc.	1,882,636
6,853	Adobe Systems, Inc.(b)	1,676,792
170,391	Advanced Micro Devices, Inc.(b)	3,123,267
18,907	Akamai Technologies, Inc.(b)	1,422,941
1,560	Alphabet, Inc., Class C(b)	1,898,926
16,186	Analog Devices, Inc.	1,556,122
7,613	Apple, Inc.	1,448,678
43,106	Applied Materials, Inc.	2,096,245
12,939	Autodesk, Inc.(b)	1,661,885
5,989	Broadcom, Inc.	1,328,180
35,882	Cisco Systems, Inc.	1,517,450
51,776	Corning, Inc.	1,717,928
11,277	Electronic Arts, Inc.(b)	1,451,914
8,656	Facebook, Inc., Class A(b)	1,493,852
70,448	HP, Inc.	1,625,940
33,476	Intel Corp.	1,610,196
6,751	IPG Photonics Corp.(b)	1,107,434
18,686	KLA-Tencor Corp.	2,194,110
11,990	Lam Research Corp.	2,285,774
18,512	Microchip Technology, Inc.	1,729,576
42,790	Micron Technology, Inc.(b)	2,258,884
18,314	Microsoft Corp.	1,942,749
22,368	NetApp, Inc.	1,733,967
9,518	NVIDIA Corp.	2,330,577
19,204	PayPal Holdings, Inc.(b)	1,577,416
18,907	Qorvo, Inc.(b)	1,545,836
28,197	QUALCOMM, Inc.	1,807,146
26,191	Seagate Technology PLC	1,378,170
18,390	Skyworks Solutions, Inc.	1,739,326
16,261	Take-Two Interactive Software, Inc.(b)	1,837,818
15,505	Texas Instruments, Inc.	1,726,017
19,932	Western Digital Corp.	1,398,230
23,601	Xilinx, Inc.	1,700,924

		57,806,906

	Materials - 7.0%
38,734	CF Industries Holdings, Inc.	1,720,564
24,090	DowDuPont, Inc.	1,656,669
16,096	FMC Corp.	1,446,708
117,892	Freeport-McMoRan, Inc.	1,945,218
57,978	Mosaic Co. (The)	1,745,718
9,086	Praxair, Inc.	1,521,905
24,415	WestRock Co.	1,415,582

		11,452,364

	Telecommunication Services - 0.9%
74,778	CenturyLink, Inc.	1,403,583

	Total Common Stocks (Cost $166,938,172)	163,488,064

Schedule of Investments(a)

	Money Market Fund - 0.0%
27,358	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(e)
	(Cost $27,358)	$27,358

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $166,965,530) - 99.9%	163,515,422

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.0%
1,571,664	Invesco Government & Agency Portfolio - Institutional Class, 1.82%(e)(f) (Cost $1,571,664)	1,571,664

	Total Investments in Securities (Cost $168,537,194) - 100.9%	165,087,086
	Other assets less liabilities - (0.9)%	(1,527,022)

	Net Assets - 100.0%	$163,560,064

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2018.
(d)

Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the nine months ended July 31, 2018.

	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2018	Dividend Income
Invesco Ltd.	$3,946,313	$5,342,989	$(6,506,479)	$(595,733)	$(591,495)	$1,595,595	$85,274

(e)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 100.1%
	Consumer Discretionary - 5.5%
6,448,372	Ford Motor Co.	$64,741,655
668,993	Garmin Ltd.	41,778,613
922,593	Leggett & Platt, Inc.	40,197,377

		146,717,645

	Consumer Staples - 15.8%
1,038,641	Altria Group, Inc.	60,947,454
140	Archer-Daniels-Midland Co.	6,756
962,901	Coca-Cola Co. (The)	44,900,074
1,292,378	General Mills, Inc.	59,526,931
554,138	Kellogg Co.	39,360,422
443,061	Kimberly-Clark Corp.	50,446,925
838,702	Kraft Heinz Co. (The)	50,531,796
810,818	Philip Morris International, Inc.	69,973,593
568,201	Procter & Gamble Co. (The)	45,956,097

		421,650,048

	Energy - 11.1%
353,377	Chevron Corp.	44,620,914
573,155	Exxon Mobil Corp.	46,717,864
2,318,505	Kinder Morgan, Inc.	41,223,019
554,770	Occidental Petroleum Corp.	46,561,846
781,702	ONEOK, Inc.	55,063,089
145	Valero Energy Corp.	17,160
2,034,776	Williams Cos., Inc. (The)	60,534,586

		294,738,478

	Financials - 10.9%
547,718	Cincinnati Financial Corp.	41,423,912
2,111,937	Invesco Ltd.(b)	57,001,180
1,040,416	MetLife, Inc.	47,588,628
2,612,025	People’s United Financial, Inc.	47,617,216
861,966	Principal Financial Group, Inc.	50,062,985
452,155	Prudential Financial, Inc.	45,626,961

		289,320,882

	Health Care - 3.4%
624,090	Merck & Co., Inc.	41,108,808
1,213,807	Pfizer, Inc.	48,467,314

		89,576,122

	Industrials - 5.0%
301,249	Cummins, Inc.	43,021,370
547,454	Eaton Corp. PLC	45,531,749
366,381	United Parcel Service, Inc., Class B	43,925,418

		132,478,537

	Information Technology - 3.7%
146	Cisco Systems, Inc.	6,174
373,278	International Business Machines Corp.	54,099,181
11	Paychex, Inc.	759
2,233,197	Western Union Co. (The)	45,021,252

		99,127,366

	Materials - 3.4%
859,116	International Paper Co.	46,160,303
401,417	LyondellBasell Industries NV, Class A	44,472,989

		90,633,292

	Real Estate - 17.1%
442,815	Crown Castle International Corp. REIT	49,077,186

2,786,317	HCP, Inc. REIT	$72,165,610
2,243,456	Iron Mountain, Inc. REIT	78,767,740
19	Public Storage REIT	4,139
1,100,861	Realty Income Corp. REIT	61,395,018
328,611	Simon Property Group, Inc. REIT	57,904,544
1,203,573	Ventas, Inc. REIT	67,857,446
1,103,851	Welltower, Inc. REIT	69,101,073

		456,272,756

	Telecommunication Services - 5.1%
2,447,717	AT&T, Inc.	78,253,512
1,139,151	Verizon Communications, Inc.	58,825,758

		137,079,270

	Utilities - 19.1%
3,576,580	AES Corp. (The)	47,783,109
1,771,089	CenterPoint Energy, Inc.	50,440,615
831,051	Dominion Energy, Inc.	59,594,667
708,693	Duke Energy Corp.	57,843,523
709,508	Edison International	47,274,518
697,798	Entergy Corp.	56,717,021
1,459,580	FirstEnergy Corp.	51,712,919
2,492,636	PPL Corp.	71,713,138
1,336,606	Southern Co. (The)	64,959,052

		508,038,562

	Total Investments in Securities (Cost $2,696,430,398) - 100.1%	2,665,632,958
	Other assets less liabilities - (0.1)%	(1,635,388)

	Net Assets - 100.0%	$2,663,997,570

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the nine months ended July 31, 2018.

	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2018	Dividend Income
Invesco Ltd.	$46,298,517	$37,758,735	$(16,089,057)	$(10,443,416)	$(523,599)	$57,001,180	$1,122,791

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P 500® Low Volatility ETF (SPLV)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 100.0%
	Consumer Discretionary - 1.7%
392,182	McDonald’s Corp.	$61,784,352
799,370	Yum! Brands, Inc.	63,382,048

		125,166,400

	Consumer Staples - 10.6%
2,163,444	Coca-Cola Co. (The)	100,881,394
1,065,739	Colgate-Palmolive Co.	71,415,170
1,641,708	Conagra Brands, Inc.	60,267,101
323,419	Constellation Brands, Inc., Class A	67,992,376
715,809	Hershey Co. (The)	70,299,602
612,985	Kimberly-Clark Corp.	69,794,472
1,161,130	Kraft Heinz Co. (The)	69,958,083
1,602,318	Mondelez International, Inc., Class A	69,508,555
862,482	PepsiCo, Inc.	99,185,430
1,120,488	Procter & Gamble Co. (The)	90,625,069

		769,927,252

	Energy - 1.9%
848,411	Exxon Mobil Corp.	69,153,980
539,999	Phillips 66	66,603,477

		135,757,457

	Financials - 15.2%
1,580,984	Aflac, Inc.	73,578,995
665,057	Allstate Corp. (The)	63,260,222
1,292,215	American International Group, Inc.	71,343,190
509,938	Aon PLC	73,201,600
988,998	Arthur J. Gallagher & Co.	70,565,007
328,085	Berkshire Hathaway, Inc., Class B(b)	64,918,179
500,364	Chubb Ltd.	69,910,858
392,555	CME Group, Inc.	62,463,352
1,426,544	Loews Corp.	72,439,904
918,238	Marsh & McLennan Cos., Inc.	76,544,320
360,353	Moody’s Corp.	61,663,605
765,261	Nasdaq, Inc.	69,944,855
849,238	Torchmark Corp.	74,792,391
484,093	Travelers Cos., Inc. (The)	62,999,863
1,278,062	US Bancorp	67,750,067
439,922	Willis Towers Watson PLC	70,132,365

		1,105,508,773

	Health Care - 7.5%
877,280	Baxter International, Inc.	63,558,936
661,601	Danaher Corp.	67,867,031
754,225	Eli Lilly & Co.	74,524,972
527,151	Johnson & Johnson	69,858,050
362,066	Laboratory Corp. of America Holdings(b)	63,484,652
723,724	Medtronic PLC	65,301,617
1,980,731	Pfizer, Inc.	79,090,589
620,022	Quest Diagnostics, Inc.	66,788,770

		550,474,617

	Industrials - 13.4%
906,301	AMETEK, Inc.	70,510,218
815,131	Fortive Corp.	66,905,952
409,079	Harris Corp.	67,477,581
523,833	Honeywell International, Inc.	83,629,938
1,230,255	IHS Markit Ltd.(b)	65,240,423

199,961	Lockheed Martin Corp.	$65,207,282
189,074	Northrop Grumman Corp.	56,814,846
304,451	Raytheon Co.	60,290,432
1,143,462	Republic Services, Inc.	82,878,126
225,668	Roper Technologies, Inc.	68,129,169
499,321	United Technologies Corp.	67,777,833
626,415	Verisk Analytics, Inc.(b)	69,294,027
939,400	Waste Management, Inc.	84,546,000
846,517	Xylem, Inc.	64,809,342

		973,511,169

	Information Technology - 8.5%
392,328	Accenture PLC, Class A	62,509,620
824,825	Amphenol Corp., Class A	77,129,386
917,186	Cognizant Technology Solutions Corp., Class A	74,750,659
737,647	Fidelity National Information Services, Inc.	76,073,535
989,717	Fiserv, Inc.(b)	74,703,839
566,921	Motorola Solutions, Inc.	68,767,517
681,882	Synopsys, Inc.(b)	60,980,707
703,486	Total System Services, Inc.	64,397,109
467,130	Visa, Inc., Class A	63,875,356

		623,187,728

	Materials - 3.8%
399,178	Air Products & Chemicals, Inc.	65,533,052
538,042	Ecolab, Inc.	75,702,510
508,910	International Flavors & Fragrances, Inc.	67,562,892
618,352	PPG Industries, Inc.	68,426,832

		277,225,286

	Real Estate - 12.5%
554,025	Alexandria Real Estate Equities, Inc. REIT	70,604,946
1,769,911	Apartment Investment & Management Co., Class A REIT	75,486,704
448,898	AvalonBay Communities, Inc. REIT	79,387,611
519,888	Boston Properties, Inc. REIT	65,261,541
2,304,603	Duke Realty Corp. REIT	67,110,039
1,163,799	Equity Residential REIT	76,147,369
275,634	Essex Property Trust, Inc. REIT	66,276,195
719,178	Mid-America Apartment Communities, Inc. REIT	72,478,759
1,175,354	Realty Income Corp. REIT	65,549,493
621,369	SL Green Realty Corp. REIT	64,069,358
1,999,453	UDR, Inc. REIT	76,938,951
928,213	Vornado Realty Trust REIT	66,757,079
1,862,440	Weyerhaeuser Co. REIT	63,658,199

		909,726,244

	Utilities - 24.9%
1,900,469	Alliant Energy Corp.	81,663,153
1,268,516	Ameren Corp.	78,724,103
1,250,813	American Electric Power Co., Inc.	88,982,837
881,321	American Water Works Co., Inc.	77,776,578
2,758,726	CenterPoint Energy, Inc.	78,568,517
1,890,276	CMS Energy Corp.	91,375,942
1,106,422	Consolidated Edison, Inc.	87,329,888
1,223,993	Dominion Energy, Inc.	87,772,538
830,806	DTE Energy Co.	90,175,683
1,146,469	Duke Energy Corp.	93,574,800
904,866	Entergy Corp.	73,547,508
1,277,592	Eversource Energy	77,575,386
1,839,282	Exelon Corp.	78,169,485
495,024	NextEra Energy, Inc.	82,936,321
2,983,525	NiSource, Inc.	78,108,685
985,796	Pinnacle West Capital Corp.	79,287,572
2,579,449	PPL Corp.	74,210,748
1,486,312	Public Service Enterprise Group, Inc.	76,634,247
695,918	Sempra Energy	80,441,162
1,719,984	Southern Co. (The)	83,591,222

Schedule of Investments(a)

1,368,149	WEC Energy Group, Inc.	$90,804,049
1,862,285	Xcel Energy, Inc.	87,266,675

		1,818,517,099

	Total Investments in Securities (Cost $6,763,203,796) - 100.0%	7,289,002,025
	Other assets less liabilities - 0.0%	2,128,907

	Net Assets - 100.0%	$7,291,130,932

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P 500 Minimum Variance ETF (SPMV)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 100.0%
	Consumer Discretionary - 13.9%
14	Amazon.com, Inc.(b)	$24,884
26	Home Depot, Inc. (The)	5,136
91	Michael Kors Holdings Ltd.(b)	6,072
75	Mohawk Industries, Inc.(b)	14,127
424	NIKE, Inc., Class B	32,610
8	PVH Corp.	1,228
44	Ralph Lauren Corp., Class A	5,939
52	Ross Stores, Inc.	4,546
476	Starbucks Corp.	24,938
316	Tapestry, Inc.	14,890
122	TJX Cos., Inc. (The)	11,866
217	Under Armour, Inc., Class A(b)	4,333
382	VF Corp.	35,171
135	Yum! Brands, Inc.	10,704

		196,444

	Consumer Staples - 11.4%
225	Campbell Soup Co.	9,202
270	Coca-Cola Co. (The)	12,590
210	Colgate-Palmolive Co.	14,072
445	Conagra Brands, Inc.	16,336
463	General Mills, Inc.	21,326
311	Hormel Foods Corp.	11,187
134	JM Smucker Co. (The)	14,890
54	Kellogg Co.	3,836
131	McCormick & Co., Inc.	15,398
144	Monster Beverage Corp.(b)	8,643
218	Procter & Gamble Co. (The)	17,632
276	Tyson Foods, Inc., Class A	15,911

		161,023

	Energy - 0.3%
74	EQT Corp.	3,676
10	Exxon Mobil Corp.	815

		4,491

	Financials - 11.3%
99	Aon PLC	14,211
420	Bank of America Corp.	12,970
132	Berkshire Hathaway, Inc., Class B(b)	26,119
9	Chubb Ltd.	1,257
127	Citigroup, Inc.	9,130
158	JPMorgan Chase & Co.	18,162
308	Marsh & McLennan Cos., Inc.	25,675
143	Progressive Corp. (The)	8,581
198	Travelers Cos., Inc. (The)	25,768
312	Wells Fargo & Co.	17,875

		159,748

	Health Care - 16.2%
50	Allergan PLC	9,205
118	Becton, Dickinson and Co.	29,544
12	Celgene Corp.(b)	1,081
351	Cerner Corp.(b)	21,790
66	Cigna Corp.	11,842
52	Edwards Lifesciences Corp.(b)	7,407
132	Envision Healthcare Corp.(b)	5,842

191	Express Scripts Holding Co.(b)	$15,177
27	HCA Healthcare, Inc.	3,354
184	Henry Schein, Inc.(b)	14,611
6	Humana, Inc.	1,885
210	Johnson & Johnson	27,829
142	Medtronic PLC	12,813
169	Stryker Corp.	27,589
125	UnitedHealth Group, Inc.	31,653
65	Universal Health Services, Inc., Class B	7,937

		229,559

	Industrials - 10.4%
40	Boeing Co. (The)	14,252
56	Cintas Corp.	11,451
47	General Electric Co.	641
83	Lockheed Martin Corp.	27,066
269	Republic Services, Inc.	19,497
127	Rockwell Collins, Inc.	17,652
100	Stericycle, Inc.(b)	6,986
148	United Technologies Corp.	20,089
322	Waste Management, Inc.	28,980

		146,614

	Information Technology - 20.4%
62	Accenture PLC, Class A	9,878
88	Adobe Systems, Inc.(b)	21,532
24	Alphabet, Inc., Class C(b)	29,214
151	Analog Devices, Inc.	14,517
119	Apple, Inc.	22,645
23	Applied Materials, Inc.	1,118
55	Automatic Data Processing, Inc.	7,424
349	Cisco Systems, Inc.	14,759
121	Facebook, Inc., Class A(b)	20,882
19	Global Payments, Inc.	2,139
538	Intel Corp.	25,878
37	International Business Machines Corp.	5,362
95	Intuit, Inc.	19,403
55	Micron Technology, Inc.(b)	2,903
275	Microsoft Corp.	29,172
25	NVIDIA Corp.	6,122
13	Oracle Corp.	620
406	QUALCOMM, Inc.	26,021
252	Texas Instruments, Inc.	28,053
9	Xilinx, Inc.	649

		288,291

	Materials - 1.3%
508	Newmont Mining Corp.	18,634

	Real Estate - 2.5%
7	AvalonBay Communities, Inc. REIT	1,238
219	Crown Castle International Corp. REIT	24,272
44	Public Storage REIT	9,584

		35,094

	Telecommunication Services - 4.1%
758	AT&T, Inc.	24,233
708	CenturyLink, Inc.	13,289
403	Verizon Communications, Inc.	20,811

		58,333

	Utilities - 8.2%
294	Ameren Corp.	18,246
36	American Electric Power Co., Inc.	2,561
23	Consolidated Edison, Inc.	1,815
195	Dominion Energy, Inc.	13,984
14	DTE Energy Co.	1,520
34	Edison International	2,265
113	Eversource Energy	6,861
13	NextEra Energy, Inc.	2,178

Schedule of Investments(a)

302	PG&E Corp.	$13,010
532	Public Service Enterprise Group, Inc.	27,430
17	Sempra Energy	1,965
475	Southern Co. (The)	23,085
28	WEC Energy Group, Inc.	1,858

		116,778

	Total Investments in Securities (Cost $1,277,011) - 100.0%	1,415,009
	Other assets less liabilities - 0.0%	388

	Net Assets - 100.0%	$1,415,397

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P 500 Momentum ETF (SPMO)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 100.0%
	Consumer Discretionary - 17.0%
2,080	Amazon.com, Inc.(b)	$3,697,075
1,071	Aptiv PLC	105,033
1,747	D.R. Horton, Inc.	76,344
925	Hilton Worldwide Holdings, Inc.	72,761
6,181	Home Depot, Inc. (The)	1,220,871
1,925	Marriott International, Inc., Class A	246,092
3,731	McDonald’s Corp.	587,782
1,888	Netflix, Inc.(b)	637,106
1,035	PulteGroup, Inc.	29,487
335	PVH Corp.	51,429
1,549	VF Corp.	142,616

		6,866,596

	Consumer Staples - 2.8%
1,010	Brown-Forman Corp., Class B	53,752
745	Constellation Brands, Inc., Class A	156,621
1,195	Estee Lauder Cos., Inc. (The), Class A	161,253
1,740	Monster Beverage Corp.(b)	104,435
7,346	Walmart, Inc.	655,484

		1,131,545

	Energy - 0.6%
1,881	Valero Energy Corp.	222,616

	Financials - 13.5%
1,239	Allstate Corp. (The)	117,854
2,583	American Express Co.	257,060
566	Ameriprise Financial, Inc.	82,449
7,726	Berkshire Hathaway, Inc., Class B(b)	1,528,744
646	BlackRock, Inc.	324,783
841	Cboe Global Markets, Inc.	81,686
9,341	Citigroup, Inc.	671,525
12,551	JPMorgan Chase & Co.	1,442,737
1,001	Moody’s Corp.	171,291
2,718	Progressive Corp. (The)	163,107
1,416	S&P Global, Inc.	283,823
1,508	State Street Corp.	133,172
1,402	T. Rowe Price Group, Inc.	166,950

		5,425,181

	Health Care - 11.4%
8,987	Abbott Laboratories	589,008
8,907	AbbVie, Inc.	821,493
1,475	Agilent Technologies, Inc.	97,409
546	Align Technology, Inc.(b)	194,731
1,217	Anthem, Inc.	307,901
2,711	Baxter International, Inc.	196,412
648	Centene Corp.(b)	84,454
702	Intuitive Surgical, Inc.(b)	356,749
126	Mettler-Toledo International, Inc.(b)	74,656
1,261	Nektar Therapeutics, Class A(b)	66,329
504	PerkinElmer, Inc.	39,907
1,677	Thermo Fisher Scientific, Inc.	393,307
4,352	UnitedHealth Group, Inc.	1,102,013
424	Varian Medical Systems, Inc.(b)	48,951
359	Waters Corp.(b)	70,820

1,888	Zoetis, Inc.	$163,274

		4,607,414

	Industrials - 13.9%
3,040	3M Co.	645,453
1,284	AMETEK, Inc.	99,895
4,347	Boeing Co. (The)	1,548,836
3,147	Caterpillar, Inc.	452,539
331	Cintas Corp.	67,683
1,569	Deere & Co.	227,175
1,277	Fortive Corp.	104,816
667	Harris Corp.	110,022
3,815	Honeywell International, Inc.	609,065
1,273	Illinois Tool Works, Inc.	182,459
1,362	Lockheed Martin Corp.	444,148
982	Northrop Grumman Corp.	295,081
459	Parker-Hannifin Corp.	77,594
1,553	Raytheon Co.	307,541
523	Roper Technologies, Inc.	157,894
184	TransDigm Group, Inc.	69,099
1,531	Waste Management, Inc.	137,790
776	Xylem, Inc.	59,410

		5,596,500

	Information Technology - 39.2%
3,040	Accenture PLC, Class A	484,363
2,958	Activision Blizzard, Inc.	217,176
2,443	Adobe Systems, Inc.(b)	597,753
1,259	Alphabet, Inc., Class A(b)	1,545,070
1,348	Alphabet, Inc., Class C(b)	1,640,867
1,428	Amphenol Corp., Class A	133,532
442	ANSYS, Inc.(b)	74,645
1,423	Cadence Design Systems, Inc.(b)	62,740
2,856	Cognizant Technology Solutions Corp., Class A	232,764
1,093	DXC Technology Co.	92,621
8,415	Facebook, Inc., Class A(b)	1,452,261
1,260	Fidelity National Information Services, Inc.	129,944
340	Gartner, Inc.(b)	46,046
6,949	HP, Inc.	160,383
232	IPG Photonics Corp.(b)	38,057
566	Lam Research Corp.	107,902
5,665	Mastercard, Inc., Class A	1,121,670
36,747	Microsoft Corp.	3,898,122
945	NetApp, Inc.	73,256
2,724	NVIDIA Corp.	666,999
8,304	PayPal Holdings, Inc.(b)	682,091
889	Red Hat, Inc.(b)	125,554
2,814	salesforce.com, Inc.(b)	385,940
634	Synopsys, Inc.(b)	56,699
713	Take-Two Interactive Software, Inc.(b)	80,583
1,407	TE Connectivity Ltd.	131,653
1,068	Total System Services, Inc.	97,765
375	VeriSign, Inc.(b)	54,461
10,203	Visa, Inc., Class A	1,395,158

		15,786,075

	Materials - 0.6%
526	Avery Dennison Corp.	60,322
1,133	Praxair, Inc.	189,777

		250,099

	Real Estate - 1.0%
1,761	American Tower Corp. REIT	261,051
1,134	CBRE Group, Inc., Class A(b)	56,473
590	SBA Communications Corp. REIT(b)	93,367

		410,891

	Total Common Stocks & Other Equity Interests (Cost $38,701,151)	40,296,917

Schedule of Investments(a)

	Money Market Fund - 0.0%
11,784	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(c)
	(Cost $11,784)	$11,784

	Total Investments in Securities (Cost $38,712,935) - 100.0%	40,308,701
	Other assets less liabilities - 0.0%	13,684

	Net Assets - 100.0%	$40,322,385

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P 500 Value with Momentum ETF (SPVM)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Consumer Discretionary - 15.0%
469	Best Buy Co., Inc.	$35,189
477	BorgWarner, Inc.	21,952
386	CarMax, Inc.(b)	28,826
364	Carnival Corp.	21,563
717	D.R. Horton, Inc.	31,333
257	Dollar General Corp.	25,225
392	Dollar Tree, Inc.(b)	35,782
607	General Motors Co.	23,011
527	Kohl’s Corp.	38,930
723	Lennar Corp., Class A	37,791
1,573	News Corp., Class A	23,705
911	PulteGroup, Inc.	25,954
133	PVH Corp.	20,418
220	Royal Caribbean Cruises Ltd.	24,807
470	Target Corp.	37,920

		432,406

	Consumer Staples - 3.1%
122	Costco Wholesale Corp.	26,683
374	Sysco Corp.	25,136
410	Walmart, Inc.	36,584

		88,403

	Energy - 5.8%
195	Chevron Corp.	24,623
360	Helmerich & Payne, Inc.	22,086
520	Marathon Petroleum Corp.	42,032
327	Phillips 66	40,332
327	Valero Energy Corp.	38,700

		167,773

	Financials - 32.7%
868	Aflac, Inc.	40,397
429	Allstate Corp. (The)	40,806
155	Ameriprise Financial, Inc.	22,579
899	Bank of America Corp.	27,761
463	Bank of New York Mellon Corp. (The)	24,757
428	BB&T Corp.	21,747
163	Berkshire Hathaway, Inc., Class B(b)	32,253
349	Capital One Financial Corp.	32,918
816	Citizens Financial Group, Inc.	32,460
271	Discover Financial Services	19,352
1,050	Fifth Third Bancorp	31,070
117	Goldman Sachs Group, Inc. (The)	27,779
1,575	Huntington Bancshares, Inc.	24,318
213	JPMorgan Chase & Co.	24,484
1,201	KeyCorp	25,065
784	Lincoln National Corp.	53,390
852	Loews Corp.	43,265
110	M&T Bank Corp.	19,069
1,061	MetLife, Inc.	48,530
574	Morgan Stanley	29,021
1,447	People’s United Financial, Inc.	26,379
169	PNC Financial Services Group, Inc. (The)	24,476
318	Progressive Corp. (The)	19,083
196	Raymond James Financial, Inc.	17,952
1,313	Regions Financial Corp.	24,435
216	State Street Corp.	19,075

371	SunTrust Banks, Inc.	$26,738
655	Synchrony Financial	18,956
433	Torchmark Corp.	38,134
236	Travelers Cos., Inc. (The)	30,713
1,413	Unum Group	56,138
394	Zions Bancorporation	20,370

		943,470

	Health Care - 11.1%
139	Aetna, Inc.	26,186
163	Anthem, Inc.	41,239
317	Centene Corp.(b)	41,315
147	Cigna Corp.	26,375
202	HCA Healthcare, Inc.	25,094
85	Humana, Inc.	26,705
185	IQVIA Holdings, Inc.(b)	22,559
120	Laboratory Corp. of America Holdings(b)	21,041
363	McKesson Corp.	45,593
604	Pfizer, Inc.	24,118
77	UnitedHealth Group, Inc.	19,498

		319,723

	Industrials - 9.9%
243	C.H. Robinson Worldwide, Inc.	22,412
299	CSX Corp.	21,133
144	Cummins, Inc.	20,565
579	Delta Air Lines, Inc.	31,509
287	Dover Corp.	23,815
96	FedEx Corp.	23,604
692	Fluor Corp.	35,465
201	Kansas City Southern	23,370
178	Norfolk Southern Corp.	30,082
691	Pentair PLC (United Kingdom)	30,853
144	United Rentals, Inc.(b)	21,427

		284,235

	Information Technology - 5.4%
295	DXC Technology Co.	24,998
2,667	Hewlett Packard Enterprise Co.	41,178
1,237	HP, Inc.	28,550
535	Micron Technology, Inc.(b)	28,243
1,313	Xerox Corp.	34,099

		157,068

	Materials - 4.0%
299	DowDuPont, Inc.	20,562
243	Eastman Chemical Co.	25,180
249	LyondellBasell Industries NV, Class A	27,587
743	WestRock Co.	43,079

		116,408

	Real Estate - 0.8%
441	CBRE Group, Inc., Class A(b)	21,962

	Telecommunication Services - 1.2%
667	Verizon Communications, Inc.	34,444

	Utilities - 10.9%
331	Ameren Corp.	20,542
352	American Electric Power Co., Inc.	25,041
378	Consolidated Edison, Inc.	29,836
269	DTE Energy Co.	29,197
299	Entergy Corp.	24,303
445	Eversource Energy	27,020
930	Exelon Corp.	39,525
155	NextEra Energy, Inc.	25,969
805	NiSource, Inc.	21,075
466	Public Service Enterprise Group, Inc.	24,027
358	WEC Energy Group, Inc.	23,760

Schedule of Investments(a)

505	Xcel Energy, Inc.	$23,664

		313,959

	Total Common Stocks (Cost $2,777,444)	2,879,851

	Money Market Fund - 0.0%
749	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(c)
	(Cost $749)	749

	Total Investments in Securities (Cost $2,778,193) - 99.9%	2,880,600
	Other assets less liabilities - 0.1%	1,857

	Net Assets - 100.0%	$2,882,457

Notes to Schedule of Investments:

	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2018	Dividend Income
Invesco Ltd.	$—	$39,942	$(13,436)	$(5,736)	$88	$20,858	$209

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco S&P Emerging Markets Low Volatility ETF (EELV)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.6%
	Brazil - 2.4%
786,807	Ambev SA	$4,065,304
427,000	BB Seguridade Participacoes SA	2,783,658
357,190	Engie Brasil Energia SA	3,555,118
598,800	Multiplan Empreendimentos Imobiliarios SA	3,200,699
296,500	Telefonica Brasil SA (Preference Shares)	3,240,730

		16,845,509

	Chile - 4.7%
22,805,387	Banco de Chile	3,538,106
41,681	Banco de Credito e Inversiones SA	2,870,461
38,807,790	Banco Santander Chile	3,188,717
1,229,044	Cencosud SA	3,356,173
259,675	Cia Cervecerias Unidas SA	3,519,967
722,034	Embotelladora Andina SA (Preference Shares), Class B	2,998,530
18,196,660	Enel Americas SA	3,202,785
32,831,095	Enel Chile SA	3,476,593
299,795,516	Itau CorpBanca	3,158,233
394,647	S.A.C.I. Falabella	3,658,255

		32,967,820

	China - 9.8%
5,531,719	Bank of China Ltd., H-Shares	2,594,155
4,314,105	Bank of Communications Co. Ltd., H-Shares	3,111,682
13,099,716	CGN Power Co. Ltd., H-Shares(a)	3,472,268
3,128,776	China Communications Construction Co. Ltd., H-Shares	3,456,859
1,997,874	China Everbright International Ltd.	2,433,963
5,020,205	China Huishan Dairy Holdings Co. Ltd.(b)(c)	0
960,181	China Life Insurance Co. Ltd., H-Shares	2,395,818
3,554,376	China Minsheng Banking Corp. Ltd., H-Shares	2,631,646
454,216	China Mobile Ltd.	4,098,111
3,046,382	China Railway Construction Corp. Ltd., H-Shares	3,676,397
4,440,629	China Railway Group Ltd., H-Shares	3,853,716
15,817,377	China Reinsurance Group Corp., H-Shares	3,305,722
1,429,713	China Resources Power Holdings Co. Ltd.	2,758,435
8,198,583	China Telecom Corp. Ltd., H-Shares	3,876,152
2,242,795	CITIC Ltd.	3,166,776
1,759,630	GF Securities Co. Ltd., H-Shares	2,462,134
1,707,210	Guangdong Investment Ltd.	2,941,384
1,296,193	Guotai Junan Securities Co. Ltd., H-Shares(a)	2,689,132
2,282,763	Haitong Securities Co. Ltd., H-Shares	2,303,955
6,714,225	Huadian Power International Corp. Ltd., H-Shares	3,148,703
4,078,002	Huaneng Power International, Inc., H-Shares	3,060,912
1,907,938	Jiangsu Expressway Co. Ltd., H-Shares	2,319,534

9,420,826	Metallurgical Corp. of China Ltd., H-Shares	$2,761,245
7,434,107	Shanghai Electric Group Co. Ltd., H-Shares	2,491,567

		69,010,266

	Colombia - 1.4%
242,661	Bancolombia SA (Preference Shares)	2,788,372
937,682	Cementos Argos SA	2,985,768
349,113	Grupo de Inversiones Suramericana SA	4,362,002

		10,136,142

	Czech Republic - 1.9%
157,282	CEZ AS	4,128,825
111,350	Komercni banka AS	4,835,271
1,243,122	Moneta Money Bank AS(a)	4,263,936

		13,228,032

	Egypt - 0.5%
698,876	Commercial International Bank Egypt SAE	3,281,611

	Greece - 1.3%
240,425	Hellenic Telecommunications Organization SA	3,122,534
257,143	Mytilineos Holdings SA	2,587,485
281,418	OPAP SA	3,142,913

		8,852,932

	Hungary - 1.1%
271,605	MOL Hungarian Oil & Gas PLC	2,667,585
76,931	OTP Bank Nyrt	2,896,586
138,545	Richter Gedeon Nyrt	2,507,136

		8,071,307

	India - 1.4%
28,415	HDFC Bank Ltd. ADR	2,936,406
161,209	Infosys Ltd. ADR	3,253,198
101,304	Reliance Industries Ltd. GDR(a)	3,464,597

		9,654,201

	Indonesia - 1.2%
1,957,496	PT Bank Central Asia Tbk	3,159,551
5,907,965	PT Indofood Sukses Makmur Tbk	2,601,635
904,118	PT Unilever Indonesia Tbk	2,711,727

		8,472,913

	Malaysia - 10.7%
2,350,400	Axiata Group Bhd	2,538,316
1,934,695	CIMB Group Holdings Bhd	2,779,488
2,926,763	DiGi.com Bhd	3,275,959
476,500	Fraser & Neave Holdings Bhd	4,377,001
1,406,500	Genting Bhd	3,027,522
592,600	Hong Leong Bank Bhd	2,778,587
2,743,647	IHH Healthcare Bhd	3,988,919
3,837,500	IOI Corp. Bhd	4,361,439
1,223,378	Kuala Lumpur Kepong Bhd	7,451,621
2,291,692	Malayan Banking Bhd	5,530,504
1,390,200	Malaysia Airports Holdings Bhd	3,163,432
2,704,274	Maxis Bhd	3,851,844
1,854,000	MISC Bhd	3,046,672
2,143,045	Petronas Chemicals Group Bhd	4,707,845
589,400	Petronas Dagangan Bhd	3,911,934
1,397,880	PPB Group Bhd	5,674,052
903,324	Public Bank Bhd	5,346,611
1,482,572	Tenaga Nasional Bhd	5,718,752

		75,530,498

	Mexico - 7.9%
4,704,184	America Movil SAB de CV, Series L(b)	4,026,251
570,827	Arca Continental SAB de CV	3,784,914

Schedule of Investments

2,355,612	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Class B	$3,966,629
2,103,449	Becle SAB de CV	2,927,626
578,363	Coca-Cola Femsa SAB de CV, Series L	3,617,287
2,211,036	Fibra Uno Administracion SA de CV REIT	3,180,460
441,621	Fomento Economico Mexicano SAB de CV, Series CPO(d)	4,327,455
275,370	Gruma SAB de CV, Class B	3,560,226
374,914	Grupo Aeroportuario del Pacifico SAB de CV, Class B(b)	3,538,767
191,047	Grupo Aeroportuario del Sureste SAB de CV, Class B	3,395,106
1,658,317	Grupo Bimbo SAB de CV, Series A	3,524,779
811,335	Infraestructura Energetica Nova SAB de CV	3,959,492
1,102,749	Mexichem SAB de CV	3,856,283
412,454	Promotora y Operadora de Infraestructura SAB de CV	4,267,337
1,271,600	Wal-Mart de Mexico SAB de CV	3,709,373

		55,641,985

	Peru - 0.8%
13,092	Credicorp Ltd.	2,995,057
52,001	Southern Copper Corp.	2,566,769

		5,561,826

	Poland - 0.8%
89,690	Bank Polska Kasa Opieki SA	2,743,447
257,631	Powszechny Zaklad Ubezpieczen SA	2,959,130

		5,702,577

	Qatar - 0.4%
84,060	Qatar Islamic Bank SAQ	3,070,580

	Russia - 0.8%
660,688	Gazprom PJSC ADR	2,961,864
40,990	LUKOIL PJSC ADR	2,942,262

		5,904,126

	South Africa - 1.7%
1,565,891	Growthpoint Properties Ltd. REIT	3,126,103
1,009,855	Rand Merchant Investment Holdings Ltd.	3,076,882
3,866,153	Redefine Properties Ltd. REIT	3,137,491
179,958	Remgro Ltd.	2,983,604

		12,324,080

	South Korea - 5.0%
304,584	BNK Financial Group, Inc.	2,442,335
106,780	Kangwon Land, Inc.	2,481,813
88,753	Kia Motors Corp.	2,515,059
97,824	Korea Electric Power Corp.	2,912,027
276,217	Korean Reinsurance Co.	2,728,466
214,352	KT Corp. ADR	2,936,622
42,665	KT Corp.	1,086,982
32,586	KT&G Corp.	3,218,838
8,582	Nongshim Co. Ltd.	2,255,494
105,223	Samsung Card Co. Ltd.	3,329,812
14,154	Samsung Fire & Marine Insurance Co. Ltd.	3,454,201
71,148	Shinhan Financial Group Co. Ltd.	2,769,852
13,279	SK Telecom Co. Ltd.	2,973,575

		35,105,076

	Taiwan - 27.9%
456,095	Advantech Co. Ltd.	3,016,895
2,799,000	Asia Cement Corp.(b)	3,730,293
368,838	Asustek Computer, Inc.	3,174,653
1,835,000	Cathay Financial Holding Co. Ltd.	3,158,833
10,952,000	Chang Hwa Commercial Bank Ltd.(b)	6,475,181

2,510,435	Cheng Shin Rubber Industry Co. Ltd.	$3,878,734
9,376,472	China Development Financial Holding Corp.	3,430,342
3,028,000	China Life Insurance Co. Ltd.	3,204,651
562,000	China Steel Chemical Corp.	2,671,033
6,556,140	China Steel Corp.	5,353,874
1,607,222	Chunghwa Telecom Co. Ltd.	5,564,955
4,934,000	Compal Electronics, Inc.	3,062,194
5,489,053	CTBC Financial Holding Co. Ltd.	3,720,450
826,000	Delta Electronics, Inc.	2,873,489
9,618,625	E.Sun Financial Holding Co. Ltd.	6,707,965
8,035,380	Eva Airways Corp.(b)	3,963,358
3,828,432	Far Eastern New Century Corp.	4,076,791
2,051,993	Far EasTone Telecommunications Co. Ltd.	4,866,228
8,899,192	First Financial Holding Co. Ltd.	6,119,030
814,095	Formosa Chemicals & Fibre Corp.	3,204,366
1,018,146	Formosa Plastics Corp.	3,741,472
1,170,000	Foxconn Technology Co. Ltd.	2,900,732
2,228,875	Fubon Financial Holding Co. Ltd.	3,691,251
2,202,000	Highwealth Construction Corp.(b)	3,402,189
309,000	Hotai Motor Co. Ltd.	2,684,850
11,539,236	Hua Nan Financial Holdings Co. Ltd.	6,916,606
3,714,000	Inventec Corp.	2,966,202
5,126,777	Mega Financial Holding Co. Ltd.	4,563,424
1,521,930	Nan Ya Plastics Corp.	4,220,679
3,124,000	Pou Chen Corp.	3,433,808
947,000	Powertech Technology, Inc.	2,675,753
295,353	President Chain Store Corp.	3,246,433
2,874,400	Ruentex Development Co. Ltd.	3,187,623
1,273,000	Ruentex Industries Ltd.	2,436,722
13,132,198	SinoPac Financial Holdings Co. Ltd.	4,933,046
2,119,264	Synnex Technology International Corp.(b)	3,021,685
10,043,861	Taishin Financial Holding Co. Ltd.	4,921,210
24,981,000	Taiwan Business Bank(b)	8,241,592
2,524,500	Taiwan Cement Corp.	3,244,890
10,694,243	Taiwan Cooperative Financial Holding Co. Ltd.(b)	6,532,382
3,719,000	Taiwan Fertilizer Co. Ltd.	5,223,656
1,604,162	Taiwan Mobile Co. Ltd.	5,528,160
400,397	Taiwan Semiconductor Manufacturing Co. Ltd.	3,217,406
4,183,000	Teco Electric and Machinery Co. Ltd.	3,053,833
873,000	Tty Biopharm Co. Ltd.	2,634,912
1,314,181	Uni-President Enterprises Corp.	3,468,538
1,242,000	Wistron NeWeb Corp.	3,091,409
2,254,323	WPG Holdings Ltd.	3,125,890
8,670,472	Yuanta Financial Holding Co. Ltd.	3,993,390

		196,553,058

	Thailand - 13.9%
602,255	Advanced Info Service PCL NVDR	3,656,613
1,405,237	Airports of Thailand PCL NVDR	2,798,225
2,817,380	Bangchak Corp. PCL NVDR	2,963,880
636,987	Bangkok Bank PCL NVDR	3,944,073
23,423	Bangkok Bank PCL (Foreign Shares)	145,030
3,972,116	Bangkok Dusit Medical Services PCL NVDR	3,163,844
15,189,546	Bangkok Expressway & Metro PCL NVDR	3,812,225
16,018,717	BTS Group Holdings PCL NVDR	4,549,951
1,204,940	Central Pattana PCL NVDR	2,743,439
3,734,423	CH Karnchang PCL NVDR	2,974,518
3,610,552	Charoen Pokphand Foods PCL NVDR	2,957,245
1,671,835	CP ALL PCL NVDR	3,768,789
467,633	Electricity Generating PCL NVDR	3,246,866
1,297,272	Glow Energy PCL NVDR	3,645,775

Schedule of Investments

2,478,659	Intouch Holdings PCL NVDR	$4,190,699
13,706,450	IRPC PCL NVDR	2,657,247
497,718	Kasikornbank PCL NVDR	3,246,312
1,584,187	Kiatnakin Bank PCL NVDR	3,452,166
6,948,843	Krung Thai Bank PCL NVDR	3,968,380
8,382,172	Land & Houses PCL NVDR	3,023,326
1,002,999	PTT Global Chemical PCL NVDR	2,464,538
1,784,505	PTT PCL NVDR	2,748,899
26,886,659	Quality Houses PCL NVDR	2,812,311
317,292	Siam Cement PCL (The) NVDR	4,272,522
873,814	Siam Commercial Bank PCL (The) NVDR	3,677,005
6,098,301	Star Petroleum Refining PCL NVDR	2,676,141
5,912,237	Thai Beverage PCL	3,300,742
6,047,860	Thai Union Group PCL NVDR	2,981,211
1,959,913	Thanachart Capital PCL NVDR	3,019,103
1,038,704	Tisco Financial Group PCL NVDR	2,435,194
13,789,797	TPI Polene Power PCL	2,507,613

		97,803,882

	Turkey - 1.3%
219,091	BIM Birlesik Magazalar AS(b)	3,159,838
3,367,217	Enka Insaat ve Sanayi AS	3,347,325
1,519,526	Haci Omer Sabanci Holding AS	2,627,984

		9,135,147

	United Arab Emirates - 2.7%
1,703,955	Abu Dhabi Commercial Bank PJSC	3,284,375
6,300,040	Aldar Properties PJSC	3,481,775
2,735,324	Dubai Islamic Bank PJSC	3,745,744
1,053,722	Emirates Telecommunications Group Co. PJSC	4,977,220
1,044,577	First Abu Dhabi Bank PJSC	3,867,592

		19,356,706

	Total Investments in Securities (Cost $701,953,319) - 99.6%	702,210,274
	Other assets less liabilities - 0.4%	2,841,383

	Net Assets - 100.0%	$705,051,657

Investment Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-voting Depositary Receipt

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2018 was $13,889,933, which represented 1.97% of the Fund’s Net Assets.

(b)	Non-income producing security.
(c)	Security valued using significant unobservable inputs (Level 3). See Additional Valuation Information.
(d)	Each CPO for Fomento Economico Mexicano SAB de CV represents one Series B share and four Series D shares.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco S&P Emerging Markets Momentum ETF (EEMO)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.9%
	Brazil - 1.2%
1,300	Braskem SA (Preference Shares), Class A	$18,933
2,100	Fibria Celulose SA	41,367
1,600	GOL Linhas Aereas Inteligentes SA (Preference Shares)(a)	5,882
2,600	Hypera SA	19,206
7,300	Localiza Rent A Car SA	46,151
6,400	Lojas Renner SA	52,609
1,000	Porto Seguro SA	13,203
8,000	Rumo SA(a)	31,624
6,600	TIM Participacoes SA	21,785

		250,760

	Chile - 1.4%
211,060	Banco de Chile	32,745
578,842	Banco Santander Chile	47,562
13,993	Empresas CMPC SA	56,434
4,367	Empresas COPEC SA	69,860
3,808	Latam Airlines Group SA	43,223
710	Sociedad Quimica y Minera de Chile SA (Preference Shares), Series B	34,186

		284,010

	China - 46.5%
1,356	58.com, Inc., Class A ADR(a)	91,205
292,878	Agricultural Bank of China Ltd., H-Shares	141,827
21,080	Air China Ltd., H-Shares	19,395
10,697	Alibaba Group Holding Ltd. ADR(a)	2,002,799
9,703	Anhui Conch Cement Co. Ltd., H-Shares	62,134
613,982	Bank of China Ltd., H-Shares	287,933
12,222	BOE Technology Group Co. Ltd., Class A	5,140
23,774	Brilliance China Automotive Holdings Ltd.	31,024
1,028,591	China Construction Bank Corp., H-Shares	931,967
13,481	China Eastern Airlines Corp. Ltd., H-Shares	8,401
59,513	China Evergrande Group(a)	164,194
25,618	China Mengniu Dairy Co. Ltd.(a)	79,330
54,858	China Merchants Bank Co. Ltd., H-Shares	214,269
40,384	China Molybdenum Co. Ltd., H-Shares	20,585
17,858	China Resources Beer Holdings Co. Ltd.	80,333
22,681	China Resources Land Ltd.	82,953
32,788	China Shenhua Energy Co. Ltd., H-Shares	73,957
27,626	China Southern Airlines Co. Ltd., H-Shares	19,468
13,970	China Taiping Insurance Holdings Co. Ltd.	47,800
13,118	China Vanke Co. Ltd., H-Shares	41,876
19,944	Chongqing Rural Commercial Bank Co. Ltd., H-Shares	12,174
121,291	Country Garden Holdings Co. Ltd.	187,953
53,142	CSPC Pharmaceutical Group Ltd.	138,829
29,884	Dali Foods Group Co. Ltd.(b)	25,058
65,320	Geely Automobile Holdings Ltd.	149,000
19,485	Guangzhou Automobile Group Co. Ltd., H-Shares	18,275
11,857	Guangzhou R&F Properties Co. Ltd., H-Shares	21,305
857,938	Industrial & Commercial Bank of China Ltd., H-Shares	635,214
6,742	JD.Com, Inc., Class A ADR(a)	241,768

18,611	Longfor Properties Co. Ltd.	$52,296
1,150	New Oriental Education & Technology Group, Inc. ADR	98,946
59,704	People’s Insurance Co. Group of China Ltd. (The), H-Shares	26,629
92,529	Ping An Insurance Group Co. of China Ltd., H-Shares	858,415
2,913	Shanghai Fosun Pharmaceutical Group Co. Ltd., H-Shares	13,902
6,857	Shenzhou International Group Holdings Ltd.	84,105
12,038	Shimao Property Holdings Ltd.	34,133
84,555	Sino Biopharmaceutical Ltd.	115,511
28,205	Sino-Ocean Group Holding Ltd.	15,923
37,814	Sunac China Holdings Ltd.	122,880
6,977	Sunny Optical Technology Group Co. Ltd.	115,140
3,378	TAL Education Group ADR(a)	108,062
35,256	Tencent Holdings Ltd.	1,595,857
17,636	Tingyi Cayman Islands Holding Corp.	40,769
675	Weibo Corp., Class A ADR(a)	55,856
20,793	Yanzhou Coal Mining Co. Ltd., H-Shares	25,862
3,394	Yum China Holdings, Inc.	122,456
35,547	Zall Group Ltd.	31,800
10,625	ZTE Corp. H-Shares(a)	18,171

		9,372,879

	Colombia - 0.3%
59,850	Ecopetrol SA	63,594

	Czech Republic - 0.2%
1,509	CEZ AS	39,613

	Greece - 0.3%
2,326	Hellenic Telecommunications Organization SA	30,209
1,186	Mytilineos Holdings SA	11,934
2,090	OPAP SA	23,341

		65,484

	Hong Kong - 0.9%
22,841	China Gas Holdings Ltd.	92,561
11,826	Haier Electronics Group Co. Ltd.(a)	34,511
72,222	WH Group Ltd.(b)	57,983

		185,055

	India - 13.7%
10,611	HDFC Bank Ltd. ADR	1,096,541
27,827	Invesco India ETF(c)	732,685
2,984	Larsen & Toubro Ltd. GDR(b)	56,218
19,330	Reliance Industries Ltd. GDR(b)	661,086
10,884	Tata Motors Ltd. ADR(a)	198,089
2,413	Tata Steel Ltd. GDR(b)	19,787

		2,764,406

	Indonesia - 2.3%
105,905	PT Bank Central Asia Tbk	170,939
184,500	PT Bank Mandiri Persero Tbk	85,085
78,195	PT Bank Negara Indonesia Persero Tbk	40,128
528,536	PT Bank Rakyat Indonesia Persero Tbk	112,525
50,280	PT Bank Tabungan Negara Persero Tbk	8,229
85,704	PT Barito Pacific Tbk(a)	10,787
12,814	PT United Tractors Tbk	31,324

		459,017

	Malaysia - 2.7%
14,400	AirAsia Group Bhd	12,611
50,800	CIMB Group Holdings Bhd	72,982
46,500	Dialog Group Bhd	37,978
600	Fraser & Neave Holdings Bhd	5,512
25,500	Hartalega Holdings Bhd	38,579

Schedule of Investments

5,300	Hong Leong Bank Bhd	$24,851
56,300	Malayan Banking Bhd	135,868
5,600	Malaysia Airports Holdings Bhd	12,743
16,300	My E.G. Services Bhd	4,972
600	Nestle Malaysia Bhd	21,786
37,000	Press Metal Aluminium Holdings Bhd	43,508
28,400	Sime Darby Bhd	17,606
25,600	Tenaga Nasional Bhd	98,747
7,200	Top Glove Corp. Bhd	17,960

		545,703

	Mexico - 0.1%
580	Grupo Elektra SAB de CV	21,344

	Peru - 0.7%
577	Credicorp Ltd.	132,000

	Poland - 0.7%
598	CD Projekt SA(a)	32,299
16	LPP SA	39,271
6,123	Powszechna Kasa Oszczednosci Bank Polski SA(a)	69,826

		141,396

	Russia - 2.0%
682	Novolipetsk Steel PJSC GDR(b)	17,637
27,611	Sberbank of Russia PJSC ADR	389,039

		406,676

	South Africa - 5.1%
2,897	Bidvest Group Ltd. (The)	41,424
3,815	Discovery Ltd.	49,512
1,592	Imperial Holdings Ltd.	25,935
2,453	Mr Price Group Ltd.	44,035
3,504	Naspers Ltd., Class N	867,256

		1,028,162

	South Korea - 7.3%
1,601	Celltrion, Inc.(a)	388,568
52	Green Cross Corp.	8,274
389	Green Cross Holdings Corp.	10,363
2,034	Hana Financial Group, Inc.	81,640
71	Hanmi Pharm Co. Ltd.	26,943
231	Hanmi Science Co. Ltd.	14,310
343	Hotel Shilla Co. Ltd.	30,601
452	Hyundai Marine & Fire Insurance Co. Ltd.	14,809
420	Kakao Corp.	42,238
2,886	KB Financial Group, Inc.	138,282
393	Korea Investment Holdings Co. Ltd.	25,084
428	LG Chem Ltd.	143,476
908	LG Electronics, Inc.	60,715
548	Meritz Fire & Marine Insurance Co. Ltd.	9,014
159	OCI Co. Ltd.	14,043
258	Samsung Biologics Co. Ltd.(a)(b)	86,027
514	Samsung Electro-Mechanics Co. Ltd.	70,531
387	Samsung SDI Co. Ltd.	79,223
418	Samsung SDS Co. Ltd.	78,283
65	Shinsegae, Inc.	19,291
260	SK Holdings Co. Ltd.	61,243
335	S-Oil Corp.	35,187
132	ViroMed Co. Ltd.(a)	23,553

		1,461,698

	Taiwan - 11.8%
5,000	Accton Technology Corp.	16,659
30,000	Acer, Inc.	24,499
1,000	Airtac International Group(a)	10,894
13,260	Chailease Holding Co. Ltd.	43,313
150,000	China Development Financial Holding Corp.	54,877

5,000	Chroma ATE, Inc.	$28,173
11,000	Compeq Manufacturing Co. Ltd.	10,923
141,098	CTBC Financial Holding Co. Ltd.	95,635
10,000	E Ink Holdings, Inc.	12,821
10,000	Epistar Corp.	12,347
89,890	First Financial Holding Co. Ltd.	61,808
2,000	General Interface Solution Holding Ltd.	13,556
4,120	Hiwin Technologies Corp.	40,239
137	Hiwin Technologies Corp. Rts. expiring 09/05/18(a)	219
61,000	Hua Nan Financial Holdings Co. Ltd.	36,563
22,000	Macronix International(a)	30,542
5,000	Nanya Technology Corp.	12,837
1,000	Parade Technologies Ltd.	15,222
5,000	Sino-American Silicon Products, Inc.(a)	17,149
112,000	Taishin Financial Holding Co. Ltd.	54,877
112,000	Taiwan Cooperative Financial Holding Co. Ltd.	68,413
175,081	Taiwan Semiconductor Manufacturing Co. Ltd.	1,406,870
41,000	Uni-President Enterprises Corp.	108,212
4,000	Walsin Technology Corp.	45,339
5,000	Win Semiconductors Corp.	24,172
24,250	Winbond Electronics Corp.	15,803
4,990	Yageo Corp.	127,301

		2,389,263

	Thailand - 1.8%
50,621	Airports of Thailand PCL NVDR	100,801
11,397	Central Pattana PCL NVDR	25,949
38,148	CP ALL PCL NVDR	85,996
17,610	Energy Absolute PCL NVDR	18,923
5,695	Global Power Synergy PCL NVDR	11,811
18,319	Indorama Ventures PCL NVDR	32,762
78,412	IRPC PCL NVDR	15,202
4,261	Kiatnakin Bank PCL NVDR	9,285
2,235	MK Restaurants Group PCL NVDR	5,005
13,788	PTT Global Chemical PCL NVDR	33,879
10,850	Star Petroleum Refining PCL NVDR	4,761
6,683	Thai Oil PCL NVDR	16,120

		360,494

	Turkey - 0.9%
1,902	Aselsan Elektronik Sanayi VE Ticaret AS	10,515
17,405	Eregli Demir ve Celik Fabrikalari TAS	39,143
805	Ford Otomotiv Sanayi AS	9,675
12,373	Petkim Petrokimya Holding AS	11,191
955	Tupras Turkiye Petrol Rafinerileri AS	20,933
11,926	Turk Hava Yollari AO(a)	41,980
6,925	Turkcell Iletisim Hizmetleri AS	18,254
14,409	Turkiye Garanti Bankasi AS	20,869
7,146	Turkiye Vakiflar Bankasi TAO, Class D(a)	5,998

		178,558

	Total Investments in Securities (Cost $22,106,623) - 99.9%	20,150,112
	Other assets less liabilities - 0.1%	15,482

	Net Assets - 100.0%	$20,165,594

Schedule of Investments

Investment Abbreviations:

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

GDR - Global Depositary Receipt

NVDR - Non-voting Depositary Receipt

Rts. - Rights

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2018 was $923,796, which represented 4.58% of the Fund’s Net Assets.

(c)

Affiliated company. The Fund’s Adviser also serves as the adviser for Invesco India ETF and therefore, Invesco India ETF is considered to be affiliated with the Fund. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2018.

	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2018	Dividend Income
Invesco India ETF	$8,665,468	$427,630	$(8,327,873)	$(795,107)	$762,567	$732,685	$—

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco S&P International Developed High Dividend Low Volatility ETF (IDHD)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 100.2%
	Australia - 13.5%
4,230	Amcor Ltd.	$47,389
2,864	Australia & New Zealand Banking Group Ltd.	62,383
8,542	Coca-Cola Amatil Ltd.	60,834
1,154	Commonwealth Bank of Australia	64,161
15,159	GPT Group (The) REIT	58,149
3,789	National Australia Bank Ltd.	79,798
25,533	Stockland REIT	78,772
5,014	Suncorp Group Ltd.	55,799
6,234	Transurban Group	54,222
37,738	Vicinity Centres REIT	74,625
1,441	Wesfarmers Ltd.	52,984
3,185	Westpac Banking Corp.	69,753

		758,869

	Austria - 1.1%
1,345	Oesterreichische Post AG	63,799

	Belgium - 1.2%
2,656	Proximus SADP	65,043

	Denmark - 0.8%
1,944	Tryg A/S	47,598

	Finland - 3.6%
1,153	Elisa Oyj	50,145
753	Kesko Oyj, Class B	42,343
805	Kone Oyj, Class B	44,071
1,355	Sampo Oyj, Class A	68,902

		205,461

	France - 7.8%
2,094	CNP Assurances	49,002
4,024	Engie SA	65,045
3,245	Orange SA	55,490
616	Sanofi	53,602
912	Total SA	59,607
455	Unibail-Rodamco-Westfield	101,071
2,394	Veolia Environnement SA	54,720

		438,537

	Germany - 6.2%
234	Allianz SE	51,785
463	BASF SE	44,509
656	Bayerische Motoren Werke AG	63,469
1,167	Daimler AG	80,766
3,597	Deutsche Telekom AG	59,553
1,261	Evonik Industries AG	46,697

		346,779

	Hong Kong - 9.3%
11,600	Bank of East Asia Ltd. (The)	46,121
4,000	CK Hutchison Holdings Ltd.	43,481
6,339	CK Infrastructure Holdings Ltd.	47,055
3,820	CLP Holdings Ltd.	43,642

60,768	HK Electric Investments & HK Electric Investments Ltd.(a)	$62,106
58,000	HKT Trust & HKT Ltd.	77,460
76,673	Mapletree Greater China Commercial Trust REIT(a)	64,772
139,000	PCCW Ltd.	81,127
8,302	Power Assets Holdings Ltd.	58,770

		524,534

	Israel - 2.7%
5,745	Gazit-Globe Ltd.	52,890
689	Paz Oil Co. Ltd.	98,289

		151,179

	Italy - 2.3%
3,829	Assicurazioni Generali SpA	68,098
3,156	Eni SpA	60,796

		128,894

	Japan - 16.8%
17	Advance Residence Investment Corp. REIT	44,178
1,300	Aozora Bank Ltd.	48,486
1,614	Canon, Inc.	52,152
3,200	Chugoku Electric Power Co., Inc. (The)	42,023
19	Daiwa House REIT Investment Corp.	46,847
7	Daiwa Office Investment Corp. REIT	42,585
13	Frontier Real Estate Investment Corp. REIT	52,260
71	Japan Hotel REIT Investment Corp. REIT	51,947
3,700	Japan Post Bank Co. Ltd.	44,325
4,200	Japan Post Holdings Co. Ltd.	46,225
12	Japan Prime Realty Investment Corp. REIT	43,148
28	Japan Retail Fund Investment Corp. REIT	51,002
26,000	Mizuho Financial Group, Inc.	45,199
44	Mori Trust Sogo REIT, Inc. REIT	63,716
21	Nippon Prologis REIT, Inc.	42,416
6,325	Nissan Motor Co. Ltd.	59,639
30	Nomura Real Estate Master Fund, Inc., Class REIT	42,451
1,633	NTT DoCoMo, Inc.	41,912
27	ORIX JREIT, Inc. REIT	42,017
29	United Urban Investment Corp. REIT	44,922

		947,450

	Netherlands - 4.1%
440	Akzo Nobel NV	40,723
4,108	ING Groep NV	62,976
1,230	NN Group NV	54,429
2,065	Royal Dutch Shell PLC, Class A	70,834

		228,962

	New Zealand - 1.8%
9,423	Auckland International Airport Ltd.	42,821
12,235	Z Energy Ltd.	59,807

		102,628

	Norway - 0.8%
5,168	Orkla ASA	43,768

	Portugal - 1.4%
13,554	NOS SGPS SA	79,009

	Singapore - 7.3%
33,491	Ascendas Real Estate Investment Trust REIT	67,656
19,200	CapitaLand Ltd.	45,556
40,415	CapitaLand Mall Trust REIT	64,127
57,572	Mapletree Commercial Trust REIT	68,513
7,807	Singapore Exchange Ltd.	42,668
21,637	Singapore Technologies Engineering Ltd.	54,359
27,633	Singapore Telecommunications Ltd.	65,160

		408,039

Schedule of Investments

	Spain - 2.6%
1,542	Gas Natural SDG SA	$41,822
2,382	Red Electrica Corp. SA	50,557
6,069	Telefonica SA	54,614

		146,993

	Sweden - 1.6%
2,411	Castellum AB	43,533
1,476	ICA Gruppen AB	49,001

		92,534

	Switzerland - 6.0%
296	Kuehne + Nagel International AG	47,345
532	Novartis AG	44,731
189	Roche Holding AG	46,401
723	Swiss RE AG	66,297
130	Swisscom AG	61,100
225	Zurich Insurance Group AG	69,250

		335,124

	United Kingdom - 9.3%
9,262	Aviva PLC	60,747
6,321	British Land Co. PLC (The) REIT	54,741
6,175	HSBC Holdings PLC	59,171
4,572	Land Securities Group PLC REIT	56,543
18,136	Legal & General Group PLC	62,496
64,836	Lloyds Banking Group PLC	53,053
5,848	National Grid PLC	62,389
941	Schroders PLC	38,426
4,507	SSE PLC	73,901

		521,467

	Total Investments in Securities (Cost $5,719,117) - 100.2%	5,636,667
	Other assets less liabilities - (0.2)%	(9,664)

	Net Assets - 100.0%	$5,627,003

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2018 was $126,878, which represented 2.25% of the Fund’s Net Assets.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco S&P International Developed Low Volatility ETF (IDLV)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.7%
	Australia - 8.2%
250,027	Amcor Ltd.	$2,801,062
66,759	ASX Ltd.	3,260,105
138,101	Australia & New Zealand Banking Group Ltd.	3,008,063
387,455	Brambles Ltd.	2,845,776
53,360	Commonwealth Bank of Australia	2,966,756
369,550	Goodman Group REIT	2,645,587
669,335	GPT Group (The) REIT	2,567,531
142,153	National Australia Bank Ltd.	2,993,816
769,816	Scentre Group REIT	2,432,195
158,915	Sonic Healthcare Ltd.	3,081,023
790,053	Stockland REIT	2,437,400
244,467	Suncorp Group Ltd.	2,720,599
273,645	Transurban Group	2,380,104
1,240,667	Vicinity Centres REIT	2,453,349
78,460	Wesfarmers Ltd.	2,884,861
124,946	Westpac Banking Corp.	2,736,388
149,550	Woolworths Group Ltd.	3,345,270

		47,559,885

	Austria - 0.5%
56,349	Oesterreichische Post AG	2,672,850

	Belgium - 1.9%
15,624	Ackermans & van Haaren NV	2,851,815
57,353	Ageas	3,076,806
28,440	Groupe Bruxelles Lambert SA	3,024,144
94,894	Proximus SADP	2,323,874

		11,276,639

	Canada - 23.6%
128,848	AltaGas Ltd.(a)	2,619,514
97,820	ATCO Ltd., Class I	2,996,958
52,504	Bank of Montreal	4,157,978
69,297	Bank of Nova Scotia (The)	4,103,000
105,048	BCE, Inc.	4,460,103
70,300	Brookfield Asset Management, Inc., Class A	2,963,723
42,968	Canadian Imperial Bank of Commerce	3,917,942
33,935	Canadian National Railway Co.	3,026,522
13,233	Canadian Pacific Railway Ltd.	2,622,004
19,261	Canadian Tire Corp. Ltd., Class A	2,620,946
140,107	Canadian Utilities Ltd., Class A	3,491,914
50,218	CGI Group, Inc., Class A(b)	3,239,100
292,471	Choice Properties REIT(a)	2,798,916
169,588	CI Financial Corp.	2,960,626
106,165	Emera, Inc.(a)	3,436,908
194,442	First Capital Realty, Inc.	3,028,636
108,767	Fortis, Inc.	3,572,938
44,596	George Weston Ltd.	3,706,743
175,649	Great-West Lifeco, Inc.	4,337,262
254,574	H&R Real Estate Investment Trust REIT	3,945,702
257,311	Hydro One Ltd.(c)	3,754,922
100,525	IGM Financial, Inc.	3,014,978

64,536	Industrial Alliance Insurance & Financial Services, Inc.	$2,651,825
51,186	Intact Financial Corp.	3,901,458
61,981	Loblaw Cos. Ltd.	3,274,234
137,042	Manulife Financial Corp.	2,542,961
75,826	Metro, Inc.	2,554,323
80,485	National Bank of Canada	3,942,034
37,333	Onex Corp.	2,791,946
142,548	Power Corp. of Canada	3,239,628
151,998	Power Financial Corp.	3,560,629
137,716	Quebecor, Inc., Class B	2,867,497
220,156	RioCan Real Estate Investment Trust REIT	4,196,829
63,433	Rogers Communications, Inc., Class B	3,231,088
54,400	Royal Bank of Canada	4,242,949
149,909	SmartCentres Real Estate Investment Trust REIT(a)	3,493,271
60,708	SNC-Lavalin Group, Inc.	2,686,166
73,212	Sun Life Financial, Inc.	2,991,458
110,571	TELUS Corp.	4,038,134
69,608	Toronto-Dominion Bank (The)	4,125,691
61,044	TransCanada Corp.	2,743,229

		137,852,685

	Denmark - 1.3%
25,585	Carlsberg A/S, Class B	3,086,795
72,933	Danske Bank A/S	2,121,927
107,860	Tryg A/S	2,640,916

		7,849,638

	Finland - 0.5%
57,418	Sampo Oyj, Class A	2,919,728

	France - 8.3%
49,524	Accor SA	2,554,241
20,463	Air Liquide SA	2,621,730
105,814	Bureau Veritas SA	2,727,484
5,829	Christian Dior SE	2,484,608
48,060	Cie de Saint-Gobain	2,141,057
108,115	CNP Assurances	2,530,000
34,320	Danone SA	2,698,894
158,786	Engie SA	2,566,656
4,528	Hermes International	2,869,391
38,274	Legrand SA	2,814,133
10,974	L’Oreal SA	2,690,008
176,118	Orange SA	3,011,668
18,407	Pernod Ricard SA	2,971,046
34,692	Sanofi	3,018,782
45,968	Total SA	3,004,423
11,667	Unibail-Rodamco-Westfield	2,591,638
112,820	Veolia Environnement SA	2,578,719
25,478	Vinci SA(b)	2,563,707

		48,438,185

	Germany - 3.9%
12,698	Allianz SE	2,810,110
25,211	Bayerische Motoren Werke AG	2,439,201
22,563	Beiersdorf AG	2,629,425
36,195	Daimler AG	2,505,001
162,052	Deutsche Telekom AG	2,682,968
63,091	MAN SE	7,082,996
21,292	SAP SE	2,487,534

		22,637,235

	Hong Kong - 7.3%
604,737	Bank of East Asia Ltd. (The)	2,404,413
256,032	CK Hutchison Holdings Ltd.	2,783,116
392,586	CK Infrastructure Holdings Ltd.	2,914,196
378,882	CLP Holdings Ltd.	4,328,549
4,988,487	HK Electric Investments & HK Electric Investments Ltd.(c)	5,098,369

Schedule of Investments

2,627,559	HKT Trust & HKT Ltd.	$3,509,149
2,161,779	Hong Kong & China Gas Co. Ltd.	4,413,284
386,901	Hongkong Land Holdings Ltd.	2,812,770
273,629	Link REIT	2,712,875
3,057,482	Mapletree Greater China Commercial Trust REIT(c)	2,582,902
583,583	MTR Corp. Ltd.	3,272,226
4,908,709	PCCW Ltd.	2,864,975
271,795	Swire Pacific Ltd., Class A	2,947,536

		42,644,360

	Ireland - 0.5%
53,542	AerCap Holdings NV(b)	3,005,313

	Israel - 0.4%
274,287	Gazit-Globe Ltd.	2,525,158

	Italy - 0.5%
151,586	Eni SpA	2,920,109

	Japan - 20.1%
584	Activia Properties, Inc., Class REIT REIT	2,603,323
1,135	Advance Residence Investment Corp. REIT	2,949,540
122,153	Aeon Co. Ltd.	2,473,287
69,359	Aozora Bank Ltd.	2,586,866
76,294	Canon, Inc.	2,465,208
13,003	Central Japan Railway Co.	2,700,150
215,641	Chugoku Electric Power Co., Inc. (The)	2,831,805
1,190	Daiwa House REIT Investment Corp.	2,934,072
505	Daiwa Office Investment Corp. REIT	3,072,226
27,596	East Japan Railway Co.	2,573,720
828	Frontier Real Estate Investment Corp. REIT	3,328,569
2,332	GLP J-Reit REIT	2,487,411
60,003	Hankyu Hanshin Holdings, Inc.	2,382,646
70,491	Japan Airlines Co. Ltd.	2,596,341
3,785	Japan Hotel REIT Investment Corp. REIT	2,769,265
231,475	Japan Post Bank Co. Ltd.	2,772,985
239,828	Japan Post Holdings Co. Ltd.	2,639,522
777	Japan Prime Realty Investment Corp. REIT	2,793,840
543	Japan Real Estate Investment Corp. REIT	2,837,726
1,588	Japan Retail Fund Investment Corp. REIT	2,892,560
91,773	Japan Tobacco, Inc.	2,603,815
72,910	Keihan Holdings Co. Ltd.	2,647,661
68,811	Kintetsu Group Holdings Co. Ltd.	2,729,327
81,994	Kyushu Railway Co.	2,512,412
40,006	Lawson, Inc.	2,398,073
1,628,097	Mizuho Financial Group, Inc.	2,830,335
2,330	Mori Trust Sogo REIT, Inc. REIT	3,374,066
99,826	Nagoya Railroad Co. Ltd.	2,500,555
108,803	NEC Corp.	3,013,126
476	Nippon Building Fund, Inc. REIT	2,644,917
1,500	Nippon Prologis REIT, Inc.	3,029,748
306,836	Nissan Motor Co. Ltd.	2,893,205
1,931	Nomura Real Estate Master Fund, Inc., Class REIT	2,732,450
126,985	NTT DoCoMo, Inc.	3,259,138
115,726	Odakyu Electric Railway Co. Ltd.	2,443,954
1,833,802	Orient Corp.	2,555,593
1,838	ORIX JREIT, Inc. REIT	2,860,279
26,129	Rinnai Corp.	2,254,834
66,367	Seven & i Holdings Co. Ltd.	2,700,569
174,419	Skylark Co. Ltd.(a)	2,530,431
83,163	Sotetsu Holdings, Inc.	2,566,805
1,882	United Urban Investment Corp. REIT	2,915,301

210,379	Yamaguchi Financial Group, Inc.	$2,379,309

		117,066,965

	Netherlands - 2.4%
32,892	Akzo Nobel NV	3,044,187
30,662	Heineken Holding NV	2,965,159
182,340	ING Groep NV	2,795,272
71,626	Royal Dutch Shell PLC, Class A	2,456,935
47,343	Wolters Kluwer NV	2,856,099

		14,117,652

	New Zealand - 0.8%
522,632	Auckland International Airport Ltd.	2,375,018
1,145,350	Meridian Energy Ltd.	2,448,429

		4,823,447

	Singapore - 4.8%
1,554,672	Ascendas Real Estate Investment Trust REIT	3,140,636
1,040,675	CapitaLand Ltd.	2,469,243
2,041,664	CapitaLand Mall Trust REIT	3,239,546
2,917,202	Keppel REIT	2,507,255
2,853,286	Mapletree Commercial Trust REIT	3,395,521
302,347	Singapore Airlines Ltd.	2,189,923
482,116	Singapore Exchange Ltd.	2,634,939
1,038,820	Singapore Technologies Engineering Ltd.	2,609,832
1,440,528	Singapore Telecommunications Ltd.	3,396,823
1,968,780	Suntec Real Estate Investment Trust REIT	2,661,100

		28,244,818

	Sweden - 1.5%
172,199	Castellum AB	3,109,226
178,330	Hufvudstaden AB, Class A	2,760,228
80,550	L E Lundbergforetagen AB, Class B	2,634,717

		8,504,171

	Switzerland - 6.4%
41	Chocoladefabriken Lindt & Spruengli AG	3,288,283
26,774	Cie Financiere Richemont SA	2,352,867
1,229	Givaudan SA	2,883,805
17,653	Kuehne + Nagel International AG	2,823,588
38,270	Nestle SA	3,119,585
33,807	Novartis AG	2,842,520
3,566	Partners Group Holding AG	2,710,520
12,552	Roche Holding AG	3,081,579
12,551	Schindler Holding AG-PC	2,926,031
1,023	SGS SA	2,672,200
28,639	Swiss RE AG	2,626,110
6,803	Swisscom AG	3,197,410
9,466	Zurich Insurance Group AG	2,913,424

		37,437,922

	United Kingdom - 6.3%
435,782	Aviva PLC	2,858,187
302,544	British Land Co. PLC (The) REIT	2,620,085
81,696	Bunzl PLC	2,427,282
72,399	Diageo PLC	2,661,044
271,017	HSBC Holdings PLC	2,596,977
247,987	Informa PLC	2,567,895
37,489	InterContinental Hotels Group PLC	2,314,725
221,773	Land Securities Group PLC REIT	2,742,708
803,875	Legal & General Group PLC	2,770,128
3,052,828	Lloyds Banking Group PLC	2,498,038
134,273	RELX PLC	2,928,206
327,942	RSA Insurance Group PLC	2,771,207
60,199	Schroders PLC	2,458,214
46,690	Unilever NV CVA	2,689,964

		36,904,660

	United States - 0.5%
34,979	Waste Connections, Inc.	2,711,276

Schedule of Investments

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $565,469,998) - 99.7%	$582,112,696

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 2.0%
11,409,097	Invesco Government & Agency Portfolio - Institutional Class, 1.82%(d)(e) (Cost $11,409,097)	11,409,097

	Total Investments in Securities (Cost $576,879,095) - 101.7%	593,521,793
	Other assets less liabilities - (1.7)%	(9,884,654)

	Net Assets - 100.0%	$583,637,139

Investment Abbreviations:

CVA - Dutch Certificates

PC - Participation Certificate

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at July 31, 2018.
(b)	Non-income producing security.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2018 was $11,436,193, which represented 1.96% of the Fund’s Net Assets.

(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco S&P International Developed Momentum ETF (IDMO)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.9%
	Australia - 1.9%
577	Aristocrat Leisure Ltd.	$13,812
839	Boral Ltd.	4,148
72	CIMIC Group Ltd.	2,587
42	Cochlear Ltd.	6,349
296	Computershare Ltd.	4,003
53	Flight Centre Travel Group Ltd.	2,680
701	Qantas Airways Ltd.	3,502
35	REA Group Ltd.	2,258
257	SEEK Ltd.	4,083
556	Treasury Wine Estates Ltd.	7,613

		51,035

	Austria - 1.3%
54	ams AG	3,898
56	CA Immobilien Anlagen AG	1,960
262	Erste Group Bank AG	11,330
113	OMV AG	6,394
102	Raiffeisen Bank International AG	3,405
90	Verbund AG	3,551
74	voestalpine AG	3,712

		34,250

	Belgium - 1.3%
56	Groupe Bruxelles Lambert SA	5,955
222	KBC Group NV	17,081
214	Umicore SA	12,519

		35,555

	Canada - 5.5%
190	Air Canada(a)	3,434
327	Dollarama, Inc.	11,804
931	Nutrien Ltd.	50,519
860	Royal Bank of Canada	67,076
94	Shopify, Inc., Class A(a)	13,083
68	West Fraser Timber Co. Ltd.	4,220

		150,136

	China - 0.4%
2,270	BOC Hong Kong (Holdings) Ltd.	10,992

	Denmark - 1.1%
189	DSV A/S	15,863
169	Orsted A/S(b)	10,431
84	William Demant Holding A/S(a)	4,018

		30,312

	Finland - 0.4%
137	Neste Oyj	11,320

	France - 12.1%
43	Aeroports de Paris	9,630
484	Airbus SE	60,028
47	Amundi SA(b)	3,247
167	Bouygues SA	7,349
189	Bureau Veritas SA	4,872
135	Capgemini SE	17,344

12	Christian Dior SE	$5,115
125	CIE Generale des Etablissements Michelin SCA	16,103
100	Kering SA	53,354
199	LVMH Moet Hennessy Louis Vuitton SE	69,584
534	Natixis SA	3,842
314	Safran SA	38,962
379	Vinci SA	38,137

		327,567

	Germany - 6.8%
41	1&1 Drillisch AG	2,439
416	Allianz SE	92,062
820	Commerzbank AG(a)	8,862
78	Continental AG	17,979
340	Deutsche Lufthansa AG	9,548
565	Deutsche Post AG	19,958
348	TUI AG	7,445
105	United Internet AG	5,651
397	Vonovia SE	19,235

		183,179

	Hong Kong - 7.6%
8,491	AIA Group Ltd.	74,120
2,779	CK Asset Holdings Ltd.	21,266
2,949	Galaxy Entertainment Group Ltd.	23,694
1,239	Henderson Land Development Co. Ltd.	6,908
1,692	HK Electric Investments & HK Electric Investments Ltd.(b)	1,729
1,018	Hong Kong Exchanges & Clearing Ltd.	30,045
667	Kerry Properties Ltd.	3,379
1,661	Link REIT	16,468
1,931	Mapletree Greater China Commercial Trust REIT(b)	1,631
159	Melco Resorts & Entertainment Ltd. ADR	4,112
4,309	New World Development Co. Ltd.	6,139
153	Orient Overseas International Ltd.	1,610
1,820	Shangri-La Asia Ltd.	2,978
1,782	Techtronic Industries Co. Ltd.	9,924
896	Wharf Holdings Ltd. (The)	2,963

		206,966

	Israel - 0.6%
1,009	Bank Leumi Le-Israel BM	6,319
50	First International Bank of Israel Ltd.	1,075
41	Frutarom Industries Ltd.	4,139
764	Israel Discount Bank Ltd., Class A(a)	2,413
18	SodaStream International Ltd.(a)	1,571
55	Tower Semiconductor Ltd.(a)	1,122

		16,639

	Italy - 4.0%
393	Davide Campari-Milano SpA	3,315
5,458	Enel SpA	30,462
117	Ferrari NV	15,579
504	Finecobank Banca Fineco SpA	5,927
13,525	Intesa Sanpaolo SpA	41,683
1,090	Intesa Sanpaolo SpA-RSP	3,480
131	Moncler SpA	5,782
77	Recordati SpA	2,881

		109,109

	Japan - 34.5%
91	Aeon Mall Co. Ltd.	1,588
192	Alfresa Holdings Corp.	4,585
86	ANA Holdings, Inc.	3,150
332	Asahi Group Holdings Ltd.	16,081
119	Asahi Intecc Co. Ltd.	4,534
822	Asahi Kasei Corp.	10,945
65	Azbil Corp.	2,842
38	Canon Marketing Japan, Inc.	794

Schedule of Investments

916	Canon, Inc.	$29,598
228	Chugai Pharmaceutical Co. Ltd.	11,549
96	COMSYS Holdings Corp.	2,378
77	CyberAgent, Inc.	4,038
184	Daifuku Co. Ltd.	8,030
578	Daiichi Sankyo Co. Ltd.	23,866
603	Daiwa House Industry Co. Ltd.	21,914
402	Denso Corp.	19,766
26	Disco Corp.	4,406
96	Don Quijote Holdings Co. Ltd.	4,477
33	Harmonic Drive Systems, Inc.	1,291
23	Hikari Tsushin, Inc.	3,852
123	Hitachi Construction Machinery Co. Ltd.	3,923
2,802	Hitachi Ltd.	19,489
74	House Foods Group, Inc.	2,334
1,404	ITOCHU Corp.	24,834
86	ITOCHU Techno-Solutions Corp.	1,632
64	Kagome Co. Ltd.	1,950
355	Kao Corp.	25,805
127	Keisei Electric Railway Co. Ltd.	4,215
86	Keyence Corp.	45,259
810	Kirin Holdings Co. Ltd.	20,673
46	Kobayashi Pharmaceutical Co. Ltd.	3,826
782	Komatsu Ltd.	22,893
39	Kose Corp.	7,452
156	K’s Holdings Corp.	1,752
64	Kurita Water Industries Ltd.	1,864
73	Matsumotokiyoshi Holdings Co. Ltd.	3,156
89	McDonald’s Holdings Co. Japan Ltd.	4,246
508	Minebea Mitsumi, Inc.	9,054
227	MISUMI Group, Inc.	5,763
1,193	Mitsubishi Chemical Holdings Corp.	10,388
47	Mitsui Mining & Smelting Co. Ltd.	1,854
134	Nabtesco Corp.	4,136
472	Nexon Co. Ltd.(a)	6,768
280	Nidec Corp.	40,472
68	Nifco, Inc.	2,047
192	Nihon M&A Center, Inc.	5,104
148	Nintendo Co. Ltd.	48,602
50	Nippon Electric Glass Co. Ltd.	1,610
67	Nissin Foods Holdings Co. Ltd.	4,615
77	NTT Urban Development Corp.	792
63	OBIC Co. Ltd.	5,392
838	OJI Holdings Corp.	4,956
147	OMRON Corp.	6,618
24	Oracle Corp. Japan	2,011
322	Oriental Land Co. Ltd.	34,892
106	Otsuka Corp.	4,129
1,579	Panasonic Corp.	20,284
65	Pola Orbis Holdings, Inc.	2,514
1,326	Recruit Holdings Co. Ltd.	36,188
141	Relo Group, Inc.	3,810
73	Rohm Co. Ltd.	6,195
29	Ryohin Keikaku Co. Ltd.	9,288
167	SBI Holdings, Inc.	4,543
41	Seria Co. Ltd.	1,883
197	Shimadzu Corp.	5,596
366	Shiseido Co. Ltd.	26,843
217	Showa Denko K.K.	10,313
73	SMC Corp.	24,442
901	Sony Corp.	46,909
66	Square Enix Holdings Co. Ltd.	3,113
114	Stanley Electric Co. Ltd.	3,987
108	Sumco Corp.	2,299
837	Sumitomo Corp.	13,721
246	Sumitomo Metal Mining Co. Ltd.	8,823

296	Suzuki Motor Corp.	$17,323
172	Taisei Corp.	9,542
673	Takeda Pharmaceutical Co. Ltd.	28,107
98	THK Co. Ltd.	2,648
160	Tobu Railway Co. Ltd.	4,702
53	Tokyo Century Corp.	2,888
136	Tokyo Electron Ltd.	23,272
176	Toyota Tsusho Corp.	5,982
28	Tsuruha Holdings, Inc.	3,437
36	Welcia Holdings Co. Ltd.	1,823
143	Yakult Honsha Co. Ltd.	10,271
272	Yamaha Motor Co. Ltd.	7,146
383	Yaskawa Electric Corp.	12,557
84	Yokohama Rubber Co. Ltd. (The)	1,789

		936,428

	Macau - 0.2%
1,487	Wynn Macau Ltd.	4,377

	Netherlands - 4.6%
354	ASML Holding NV	76,005
102	Heineken Holding NV	9,864
187	Heineken NV	18,935
185	Koninklijke DSM NV	19,728

		124,532

	New Zealand - 0.5%
1,061	a2 Milk Co. Ltd.(a)	7,556
515	Fisher & Paykel Healthcare Corp. Ltd.	5,189

		12,745

	Norway - 0.5%
312	Storebrand ASA	2,661
598	Telenor ASA	11,707

		14,368

	Portugal - 0.2%
10,203	Banco Comercial Portugues SA, Class R(a)	3,204
985	Sonae SGPS SA	1,121

		4,325

	Singapore - 4.2%
1,773	CapitaLand Commercial Trust Ltd. REIT	2,279
442	City Developments Ltd.	3,250
1,534	DBS Group Holdings Ltd.	30,144
3,613	Genting Singapore Ltd.	3,397
1,601	Keppel REIT	1,376
1,207	Keppel Corp. Ltd.	6,091
2,074	Mapletree Logistics Trust REIT	1,920
4,037	Oversea-Chinese Banking Corp. Ltd.	34,311
1,696	Suntec Real Estate Investment Trust REIT	2,293
1,132	United Overseas Bank Ltd.	22,469
492	UOL Group Ltd.	2,591
382	Venture Corp. Ltd.	4,681

		114,802

	Spain - 1.8%
49	Aena SME SA(b)	8,909
422	Amadeus IT Group SA	36,045
211	Grifols SA ADR	4,385

		49,339

	Sweden - 2.0%
109	Industrivarden AB, Class A	2,389
106	Industrivarden AB, Class C	2,237
176	Kinnevik AB, Class B	6,083
650	Sandvik AB	11,899
612	Svenska Cellulosa AB SCA, Class B	6,343
222	Tele2 AB, Class B	2,983
184	Volvo AB, Class A	3,237
1,122	Volvo AB, Class B	19,684

		54,855

Schedule of Investments

	Switzerland - 3.9%
6	Givaudan SA	$14,079
44	Kuehne + Nagel International AG	7,038
66	Lonza Group AG	20,353
23	Partners Group Holding AG	17,482
30	Schindler Holding AG-PC	6,994
155	Sika AG	22,060
421	STMicroelectronics NV	9,175
20	Swisscom AG	9,400

		106,581

	United Arab Emirates - 0.2%
104	NMC Health PLC	5,179

	United Kingdom - 3.6%
658	3i Group PLC	8,179
111	Berkeley Group Holdings PLC (The)	5,435
679	CNH Industrial NV, Class A	7,972
264	easyJet PLC	5,607
980	Fiat Chrysler Automobiles NV(a)	16,739
173	Hargreaves Lansdown PLC	4,711
135	InterContinental Hotels Group PLC	8,336
150	Intertek Group PLC	11,570
3,803	Legal & General Group PLC	13,105
194	Persimmon PLC	6,316
1,237	Rentokil Initial PLC	5,506
89	Schroders PLC	3,634

		97,110

	United States - 0.7%
83	Atlassian Corp. PLC, Class A(a)	6,010
181	Waste Connections, Inc.	14,030

		20,040

	Total Investments in Securities (Cost $2,631,352) - 99.9%	2,711,741
	Other assets less liabilities - 0.1%	2,415

	Net Assets - 100.0%	$2,714,156

Investment Abbreviations:

ADR - American Depositary Receipt

PC - Participation Certificate

REIT - Real Estate Investment Trust

RSP - Registered Savings Plan Shares

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2018 was $25,947, which represented less than 1% of the Fund’s Net Assets.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P MidCap Low Volatility ETF (XMLV)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 100.0%
	Consumer Discretionary - 4.8%
23,120	Cable One, Inc.	$16,735,643
29,105	Graham Holdings Co., Class B	16,269,695
242,903	John Wiley & Sons, Inc., Class A	15,339,325
477,944	Service Corp. International	18,807,096

		67,151,759

	Consumer Staples - 5.2%
171,526	Ingredion, Inc.	17,375,584
249,032	Lamb Weston Holdings, Inc.	17,499,478
116,988	Lancaster Colony Corp.	16,966,770
659,538	Tootsie Roll Industries, Inc.	19,720,186

		71,562,018

	Financials - 14.3%
25,696	Alleghany Corp.	16,169,722
146,378	American Financial Group, Inc.	16,495,337
186,554	Bank of Hawaii Corp.	15,015,731
762,295	Brown & Brown, Inc.	22,304,752
237,078	Commerce Bancshares, Inc.	15,836,810
265,151	Eaton Vance Corp.	14,087,473
313,020	First American Financial Corp.	17,529,120
132,998	Hanover Insurance Group, Inc. (The)	16,680,609
741,426	Old Republic International Corp.	15,799,788
105,102	Reinsurance Group of America, Inc.	14,871,933
246,416	SEI Investments Co.	14,770,175
252,662	W.R. Berkley Corp.	19,154,306

		198,715,756

	Health Care - 3.9%
111,959	Bio-Techne Corp.	17,985,094
169,389	Hill-Rom Holdings, Inc.	15,956,444
178,682	STERIS PLC	20,453,728

		54,395,266

	Industrials - 9.8%
141,316	Carlisle Cos., Inc.	17,359,258
335,100	Donaldson Co., Inc.	15,984,270
127,934	Dun & Bradstreet Corp. (The)	16,105,611
146,472	Hubbell, Inc.	18,052,674
130,698	IDEX Corp.	20,072,599
309,492	Rollins, Inc.	17,003,491
113,816	Valmont Industries, Inc.	15,894,404
92,365	Watsco, Inc.	15,933,886

		136,406,193

	Information Technology - 6.2%
246,243	CDK Global, Inc.	15,377,875
301,797	CoreLogic, Inc.(b)	14,697,514
169,351	Jack Henry & Associates, Inc.	22,811,580
280,661	MAXIMUS, Inc.	18,189,640
66,968	Tyler Technologies, Inc.(b)	15,067,130

		86,143,739

	Materials - 9.5%
188,879	AptarGroup, Inc.	19,346,876
49,222	NewMarket Corp.	20,153,456
328,079	RPM International, Inc.	21,118,445
256,634	Sensient Technologies Corp.	17,800,134
604,555	Silgan Holdings, Inc.	16,631,308

344,496	Sonoco Products Co.	$19,229,767
817,847	Valvoline, Inc.	18,475,164

		132,755,150

	Real Estate - 23.5%
410,342	American Campus Communities, Inc.	16,926,607
221,143	Camden Property Trust REIT	20,475,630
648,262	Corporate Office Properties Trust REIT	19,279,312
1,913,116	Cousins Properties, Inc.	17,830,241
235,426	DCT Industrial Trust, Inc. REIT	15,742,937
528,176	Douglas Emmett, Inc.	20,514,356
472,892	Education Realty Trust, Inc. REIT	19,558,813
259,404	EPR Properties REIT	17,247,772
589,636	First Industrial Realty Trust, Inc. REIT	19,192,652
603,045	Healthcare Realty Trust, Inc. REIT	17,916,467
438,086	Highwoods Properties, Inc. REIT	21,514,403
569,603	Hospitality Properties Trust REIT	16,102,677
239,828	Kilroy Realty Corp. REIT	17,495,453
447,088	Liberty Property Trust REIT	19,162,192
171,412	Life Storage, Inc. REIT	16,448,695
1,201,495	Medical Properties Trust, Inc. REIT	17,313,543
379,078	National Retail Properties, Inc. REIT	16,910,670
512,588	Rayonier, Inc. REIT	17,945,706

		327,578,126

	Utilities - 22.8%
268,462	ALLETE, Inc.	20,813,859
561,283	Aqua America, Inc.	20,733,794
249,910	Atmos Energy Corp.	22,959,232
303,778	Black Hills Corp.	18,217,567
692,966	Hawaiian Electric Industries, Inc.	24,371,614
224,101	IDACORP, Inc.	21,119,278
655,876	MDU Resources Group, Inc.	19,020,404
322,456	National Fuel Gas Co.	17,315,887
382,125	New Jersey Resources Corp.	17,673,281
376,829	NorthWestern Corp.	22,357,265
564,403	OGE Energy Corp.	20,453,965
277,539	ONE Gas, Inc.	21,381,604
432,026	PNM Resources, Inc.	17,000,223
206,735	Southwest Gas Holdings, Inc.	16,166,677
392,504	UGI Corp.	20,857,663
233,218	Vectren Corp.	16,668,090

		317,110,403

	Total Common Stocks & Other Equity Interests (Cost $1,274,975,599)	1,391,818,410

	Money Market Fund - 0.0%
589,386	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(c)
	(Cost $589,386)	589,386

	Total Investments in Securities (Cost $1,275,564,985) - 100.0%	1,392,407,796
	Other assets less liabilities - 0.0%	477,570

	Net Assets - 100.0%	$1,392,885,366

Schedule of Investments(a)

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 100.3%
	Consumer Discretionary - 2.9%
16,933	New Media Investment Group, Inc.	$304,625

	Consumer Staples - 3.4%
2,777	Andersons, Inc. (The)	97,889
533	Calavo Growers, Inc.	49,302
1,329	Inter Parfums, Inc.	80,006
383	J & J Snack Foods Corp.	55,520
1	Medifast, Inc.	172
447	WD-40 Co.	71,587

		354,476

	Energy - 1.3%
8,469	Green Plains, Inc.	140,585

	Financials - 25.3%
16,619	Apollo Commercial Real Estate Finance, Inc. REIT	317,257
13,656	ARMOUR Residential REIT, Inc. REIT	324,603
36,511	Capstead Mortgage Corp. REIT	305,597
19,543	Invesco Mortgage Capital, Inc. REIT(b)	324,218
51,021	New York Mortgage Trust, Inc. REIT	316,840
9,722	Northwest Bancshares, Inc.	175,191
15,027	Oritani Financial Corp.	240,432
16,806	PennyMac Mortgage Investment Trust REIT	324,188
16,115	Waddell & Reed Financial, Inc., Class A	333,742

		2,662,068

	Health Care - 2.9%
1	Abaxis, Inc.	83
2,720	Computer Programs & Systems, Inc.	84,864
751	CONMED Corp.	55,574
10,186	Meridian Bioscience, Inc.	160,939
1	Phibro Animal Health Corp., Class A	48

		301,508

	Industrials - 7.7%
4,026	ABM Industries, Inc.	125,611
2,946	Brady Corp., Class A	112,685
9,748	Briggs & Stratton Corp.	172,442
2,217	Mobile Mini, Inc.	94,555
4,265	Powell Industries, Inc.	156,312
9,597	Resources Connection, Inc.	152,592

		814,197

	Information Technology - 10.3%
7,449	ADTRAN, Inc.	121,046
2,491	CSG Systems International, Inc.	101,309
19,848	Daktronics, Inc.	170,495
5,708	Monotype Imaging Holdings, Inc.	117,870
2,142	MTS Systems Corp.	116,793
6,440	NIC, Inc.	105,616
3,784	Park Electrochemical Corp.	83,664
22,042	Tivo Corp.	267,810

		1,084,603

	Materials - 12.4%
2,142	A. Schulman, Inc.	$92,856
3,358	Hawkins, Inc.	125,254
2,979	Haynes International, Inc.	126,488
4,175	Innophos Holdings, Inc.	188,627
915	Kaiser Aluminum Corp.	102,132
1	KapStone Paper and Packaging Corp.	35
7,880	Myers Industries, Inc.	169,814
1,069	Neenah, Inc.	93,858
6,614	P.H. Glatfelter Co.	108,271
4,649	Schweitzer-Mauduit International, Inc.	192,887
3,786	Tredegar Corp.	98,625

		1,298,847

	Real Estate - 21.1%
36,487	Franklin Street Properties Corp. REIT	321,450
15,039	Global NET Lease, Inc. REIT	318,225
20,001	Government Properties Income Trust REIT	301,415
1	Hersha Hospitality Trust REIT	21
18,802	Kite Realty Group Trust REIT	317,190
36,487	Lexington Realty Trust REIT	320,721
24,391	Ramco-Gershenson Properties Trust REIT	320,742
24,776	Whitestone REIT REIT	322,088

		2,221,852

	Telecommunication Services - 4.1%
1,213	ATN International, Inc.	77,486
3,579	Cogent Communications Holdings, Inc.	185,929
11,572	Spok Holdings, Inc.	167,794

		431,209

	Utilities - 8.9%
1,508	American States Water Co.	90,661
2,804	Avista Corp.	141,826
2,329	California Water Service Group	95,722
1,925	El Paso Electric Co.	119,927
2,358	Northwest Natural Gas Co.	153,624
5,031	South Jersey Industries, Inc.	170,702
2,201	Spire, Inc.	157,592

		930,054

	Total Investments in Securities (Cost $10,382,212) - 100.3%	10,544,024
	Other assets less liabilities - (0.3)%	(33,853)

	Net Assets - 100.0%	$10,510,171

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Affiliated company. The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the nine months ended July 31, 2018.

	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2018	Dividend Income
Invesco Mortgage Capital, Inc. REIT	$—	$354,189	$(38,631)	$7,957	$703	$324,218	$10,864

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P SmallCap Low Volatility ETF (XSLV)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 100.0%
	Consumer Discretionary - 3.4%
356,761	Ruth’s Hospitality Group, Inc.	$10,328,231
266,289	Scholastic Corp.	11,120,229
377,857	Sonic Corp.(b)	13,281,674
215,633	Standard Motor Products, Inc.	10,509,952

		45,240,086

	Consumer Staples - 3.7%
99,623	Calavo Growers, Inc.(b)	9,215,127
80,407	J & J Snack Foods Corp.	11,655,799
198,824	Universal Corp.	13,738,738
92,758	WD-40 Co.	14,855,194

		49,464,858

	Financials - 36.4%
1,064,551	Apollo Commercial Real Estate Finance, Inc. REIT	20,322,279
577,376	ARMOUR Residential REIT, Inc. REIT	13,724,227
174,647	Banner Corp.	10,997,522
613,989	Brookline Bancorp, Inc.	11,174,600
1,557,043	Capstead Mortgage Corp. REIT	13,032,450
315,880	Central Pacific Financial Corp.	8,705,653
136,525	City Holding Co.	10,987,532
221,544	Columbia Banking System, Inc.	9,067,796
167,556	Community Bank System, Inc.	10,597,917
421,153	CVB Financial Corp.	10,073,980
478,118	Dime Community Bancshares, Inc.	8,223,630
243,145	Employers Holdings, Inc.	11,294,085
408,761	Fidelity Southern Corp.	9,781,651
642,752	First Commonwealth Financial Corp.	10,843,226
176,009	First Financial Bankshares, Inc.	9,962,109
380,101	First Midwest Bancorp, Inc.	10,137,294
142,301	Firstcash, Inc.	11,554,841
245,525	Glacier Bancorp, Inc.	10,483,917
224,288	Horace Mann Educators Corp.	9,801,386
123,581	Independent Bank Corp.	10,924,560
229,556	INTL FCStone, Inc.(c)	12,301,906
901,304	Invesco Mortgage Capital, Inc. REIT(d)	14,952,633
286,661	National Bank Holdings Corp., Class A	11,346,042
259,898	NBT Bancorp, Inc.	10,458,295
2,063,077	New York Mortgage Trust, Inc. REIT(b)	12,811,708
644,161	Northfield Bancorp, Inc.	10,731,722
719,606	Northwest Bancshares, Inc.	12,967,300
564,061	Old National Bancorp	10,970,986
826,987	Oritani Financial Corp.	13,231,792
679,066	PennyMac Mortgage Investment Trust REIT	13,099,183
252,609	ProAssurance Corp.	10,432,752
391,114	Provident Financial Services, Inc.	9,989,052
166,817	RLI Corp.	12,471,239
210,412	S&T Bancorp, Inc.	9,418,041
146,665	Safety Insurance Group, Inc.	13,434,514
184,646	Selective Insurance Group, Inc.	11,041,831
314,011	Simmons First National Corp., Class A	9,357,528
304,972	Southside Bancshares, Inc.	10,457,490
227,477	Stewart Information Services Corp.	10,336,555
777,401	Third Point Reinsurance Ltd. (Bermuda)(c)	9,795,253

113,176	Tompkins Financial Corp.	$9,696,920
197,816	United Fire Group, Inc.	11,926,327
76,518	Virtus Investment Partners, Inc.	10,196,023
163,127	Westamerica Bancorporation	9,790,883

		492,906,630

	Health Care - 3.5%
150,515	CONMED Corp.	11,138,110
408,695	Luminex Corp.	13,838,413
142,005	Neogen Corp.(c)	11,701,212
181,169	Orthofix Medical, Inc.(c)	10,958,913

		47,636,648

	Industrials - 14.5%
108,195	Alamo Group, Inc.	10,062,135
160,321	Albany International Corp., Class A	10,605,234
140,707	Applied Industrial Technologies, Inc.	10,503,778
155,302	Barnes Group, Inc.	10,537,241
282,238	Brady Corp., Class A	10,795,603
222,128	Exponent, Inc.	10,862,059
218,933	Forrester Research, Inc.	10,125,651
187,483	Forward Air Corp.	11,980,164
215,406	Hillenbrand, Inc.	10,813,381
157,632	Kaman Corp.	10,438,391
111,870	Lindsay Corp.	10,531,442
195,495	Matthews International Corp., Class A	10,273,262
314,064	Mueller Industries, Inc.	10,398,659
161,682	Simpson Manufacturing Co., Inc.	11,796,319
110,847	Standex International Corp.	11,489,292
60,841	UniFirst Corp.	11,386,393
223,276	Viad Corp.	12,816,042
133,547	Watts Water Technologies, Inc., Class A	11,424,946

		196,839,992

	Information Technology - 7.5%
227,967	Bottomline Technologies (DE), Inc.(c)	12,287,422
256,518	CSG Systems International, Inc.	10,432,587
1,048,434	Daktronics, Inc.	9,006,048
239,914	ExlService Holdings, Inc.(c)	14,308,471
429,234	Monotype Imaging Holdings, Inc.	8,863,682
176,204	MTS Systems Corp.	9,607,523
381,332	Perficient, Inc.(c)	10,036,658
160,081	Plexus Corp.(c)	9,512,013
698,416	Rambus, Inc.(c)	8,632,422
323,428	XO Group, Inc.(c)	9,114,201

		101,801,027

	Materials - 5.1%
125,878	Balchem Corp.	12,624,305
203,270	H.B. Fuller Co.	11,521,343
95,132	Kaiser Aluminum Corp.	10,618,634
151,687	Neenah, Inc.	13,318,119
65,388	Quaker Chemical Corp.	11,608,985
231,536	Schweitzer-Mauduit International, Inc.	9,606,429

		69,297,815

	Real Estate - 21.2%
406,105	Acadia Realty Trust REIT	10,997,323
256,193	Agree Realty Corp. REIT	13,639,715
351,991	American Assets Trust, Inc. REIT	13,527,014
785,283	Armada Hoffler Properties, Inc. REIT	11,857,773
716,617	CareTrust REIT, Inc. REIT	12,117,994
550,792	Chatham Lodging Trust REIT	11,864,060
373,917	Chesapeake Lodging Trust REIT	11,972,822
878,478	DiamondRock Hospitality Co.	10,471,458
712,645	Easterly Government Properties, Inc. REIT	13,504,623
142,192	EastGroup Properties, Inc. REIT	13,553,741
547,199	Four Corners Property Trust, Inc. REIT	13,625,255
392,174	Getty Realty Corp. REIT	11,235,785
565,271	Global NET Lease, Inc. REIT	11,961,134

Schedule of Investments(a)

579,413	Hersha Hospitality Trust REIT	$12,509,527
1,047,831	Independence Realty Trust, Inc. REIT	10,635,485
1,526,228	Lexington Realty Trust REIT	13,415,544
293,946	LTC Properties, Inc. REIT	12,395,703
364,025	National Storage Affiliates Trust REIT	10,494,841
103,661	PS Business Parks, Inc. REIT	13,244,766
635,333	Retail Opportunity Investments Corp. REIT	12,014,147
206,225	Saul Centers, Inc. REIT	10,987,668
623,052	Summit Hotel Properties, Inc. REIT	8,816,186
154,681	Universal Health Realty Income Trust REIT	10,411,578
531,978	Urstadt Biddle Properties, Inc., Class A REIT	11,841,830

		287,095,972

	Utilities - 4.7%
174,708	American States Water Co.	10,503,445
246,744	El Paso Electric Co.	15,372,151
210,882	Northwest Natural Gas Co.	13,738,962
314,284	South Jersey Industries, Inc.	10,663,656
185,738	Spire, Inc.	13,298,841

		63,577,055

	Total Common Stocks & Other Equity Interests (Cost $1,211,674,439)	1,353,860,083

	Money Market Fund - 0.0%
66,280	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(e)
	(Cost $66,280)	66,280

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $1,211,740,719) - 100.0%	1,353,926,363

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.3%
17,758,691	Invesco Government & Agency Portfolio - Institutional Class, 1.82%(e)(f) (Cost $17,758,691)	17,758,691

	Total Investments in Securities (Cost $1,229,499,410) - 101.3%	1,371,685,054
	Other assets less liabilities - (1.3)%	(17,518,347)

	Net Assets - 100.0%	$1,354,166,707

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at July 31, 2018.
(c)	Non-income producing security.
(d)

Affiliated company. The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the nine months ended July 31, 2018.

	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2018	Dividend Income
Invesco Mortgage Capital, Inc. REIT	$—	$15,415,091	$(705,772)	$240,803	$2,511	$14,952,633	$688,550

(e)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P SmallCap Quality ETF (XSHQ)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 100.1%
	Consumer Discretionary - 18.0%
13,752	Abercrombie & Fitch Co., Class A	$325,785
3,562	American Public Education, Inc.(b)	157,084
3,744	BJ’s Restaurants, Inc.	236,808
6,968	Buckle, Inc. (The)	167,580
9,670	Caleres, Inc.	323,848
5,746	Cato Corp. (The), Class A	143,075
1,763	Cavco Industries, Inc.(b)	374,549
27,508	Chico’s FAS, Inc.	239,320
4,539	Children’s Place, Inc. (The)	557,843
16,146	Crocs, Inc.(b)	292,404
7,645	Dave & Buster’s Entertainment, Inc.(b)	375,752
15,913	DSW, Inc., Class A	436,653
5,590	Ethan Allen Interiors, Inc.	125,775
3,771	Haverty Furniture Cos., Inc.	74,666
5,148	Hibbett Sports, Inc.(b)	118,147
3,823	Kirkland’s, Inc.(b)	43,506
9,813	La-Z-Boy, Inc.	299,297
5,877	Lumber Liquidators Holdings, Inc.(b)	113,661
5,928	Nautilus, Inc.(b)	84,474
7,971	Nutrisystem, Inc.	318,840
3,510	Oxford Industries, Inc.	323,341
4,993	PetMed Express, Inc.	185,390
6,397	Ruth’s Hospitality Group, Inc.	185,193
2,211	Shoe Carnival, Inc.	69,359
9,589	Sleep Number Corp.(b)	273,191
12,086	Steven Madden Ltd.	653,248
2,474	Strategic Education, Inc.	291,536
4,593	Sturm Ruger & Co., Inc.	248,941

		7,039,266

	Consumer Staples - 5.6%
3,146	Calavo Growers, Inc.	291,005
6,570	Cal-Maine Foods, Inc.(b)	295,650
3,484	Inter Parfums, Inc.	209,737
1,794	John B. Sanfilippo & Son, Inc.	137,905
3,296	Medifast, Inc.	565,857
2,945	MGP Ingredients, Inc.	241,696
2,753	WD-40 Co.	440,893

		2,182,743

	Energy - 0.9%
7,541	Renewable Energy Group, Inc.(b)	128,574
4,075	SEACOR Holdings, Inc.(b)	215,038

		343,612

	Financials - 21.9%
18,717	American Equity Investment Life Holding Co.	668,759
9,114	Ameris Bancorp	424,713
4,524	AMERISAFE, Inc.	284,107
6,665	Banner Corp.	419,695
10,301	BofI Holding, Inc.(b)	401,945
6,813	Central Pacific Financial Corp.	187,766
20,670	CVB Financial Corp.	494,426
15,676	First Financial Bankshares, Inc.	887,262
9,655	Firstcash, Inc.	783,986
11,669	Great Western Bancorp, Inc.	488,348

6,553	Investment Technology Group, Inc.	$145,149
6,033	James River Group Holdings Ltd.	249,706
1,874	Meta Financial Group, Inc.	167,629
10,817	OFG Bancorp	180,103
11,941	ProAssurance Corp.	493,163
7,966	RLI Corp.	595,538
3,172	Safety Insurance Group, Inc.	290,555
4,263	United Fire Group, Inc.	257,016
8,553	Universal Insurance Holdings, Inc.	379,753
7,417	Walker & Dunlop, Inc.	439,532
5,397	Westamerica Bancorporation	323,928

		8,563,079

	Health Care - 11.8%
5,714	Amedisys, Inc.(b)	535,002
10,427	AMN Healthcare Services, Inc.(b)	630,833
7,390	Cambrex Corp.(b)	461,875
2,185	CorVel Corp.(b)	125,310
3,537	Cutera, Inc.(b)	141,480
3,375	Enanta Pharmaceuticals, Inc.(b)	329,130
6,162	HealthStream, Inc.	173,029
3,892	Inogen, Inc.(b)	775,481
8,346	Luminex Corp.	282,595
8,997	Meridian Bioscience, Inc.	142,153
22,517	MiMedx Group, Inc.(b)	95,697
3,744	Orthofix Medical, Inc.(b)	226,474
2,445	Providence Service Corp. (The)(b)	171,346
11,414	Quality Systems, Inc.(b)	229,764
8,294	Tivity Health, Inc.(b)	279,508

		4,599,677

	Industrials - 15.8%
8,245	AAON, Inc.	311,249
13,382	Axon Enterprise, Inc.(b)	909,039
10,378	Brady Corp., Class A	396,958
4,083	Encore Wire Corp.	199,046
4,581	EnPro Industries, Inc.	349,943
11,051	Exponent, Inc.	540,394
2,314	Forrester Research, Inc.	107,023
6,423	Forward Air Corp.	410,430
3,900	Heidrick & Struggles International, Inc.	159,510
11,281	Korn/Ferry International	744,320
8,398	Marten Transport Ltd.	183,496
1,066	National Presto Industries, Inc.	132,877
7,228	Raven Industries, Inc.	280,446
6,318	Resources Connection, Inc.	100,456
8,107	Simpson Manufacturing Co., Inc.	591,487
8,138	TrueBlue, Inc.(b)	220,133
10,399	WageWorks, Inc.(b)	549,067

		6,185,874

	Information Technology - 19.3%
9,809	Advanced Energy Industries, Inc.(b)	600,703
5,727	Badger Meter, Inc.	298,663
14,534	Brooks Automation, Inc.	444,450
5,616	Cabot Microelectronics Corp.	676,447
5,213	CACI International, Inc., Class A(b)	913,318
8,216	Daktronics, Inc.	70,575
2,855	ePlus, Inc.(b)	281,646
10,660	KEMET Corp.(b)	277,053
17,820	Knowles Corp.(b)	309,355
7,849	Methode Electronics, Inc.	308,073
4,733	Nanometrics, Inc.(b)	178,245
6,290	NETGEAR, Inc.(b)	414,197
16,614	NIC, Inc.	272,470
6,526	OneSpan, Inc.(b)	106,374
5,746	Park Electrochemical Corp.	127,044
9,413	QuinStreet, Inc.(b)	124,816
6,709	Rudolph Technologies, Inc.(b)	191,877

Schedule of Investments(a)

4,156	Shutterstock, Inc.(b)	$191,467
7,984	SolarEdge Technologies, Inc.(b)	425,148
4,250	Stamps.com, Inc.(b)	1,109,250
7,540	Ultra Clean Holdings, Inc.(b)	101,187
4,862	XO Group, Inc.(b)	137,011

		7,559,369

	Materials - 5.2%
6,032	AdvanSix, Inc.(b)	244,115
6,581	Balchem Corp.	660,008
1,794	Hawkins, Inc.	66,916
4,075	Materion Corp.	255,503
2,626	Quaker Chemical Corp.	466,220
3,903	Stepan Co.	341,825

		2,034,587

	Real Estate - 1.6%
4,709	PS Business Parks, Inc. REIT	601,669

	Total Common Stocks & Other Equity Interests (Cost $38,378,693)	39,109,876

	Money Market Fund - 0.0%
11,605	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(c) (Cost $11,605)	11,605

	Total Investments in Securities (Cost $38,390,298) - 100.1%	39,121,481
	Other assets less liabilities - (0.1)%	(29,620)

	Net Assets - 100.0%	$39,091,861

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco PureBetaSM 0-5 Yr US TIPS ETF (PBTP)

July 31, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	U.S. Treasury Securities - 99.9%
	U.S. Treasury Inflation - Indexed Notes - 99.9%(a)
$64,000	U.S. Treasury Inflation - Indexed Notes	2.125%	01/15/2019	$75,212
216,000	U.S. Treasury Inflation - Indexed Notes	0.125	04/15/2019	229,816
65,000	U.S. Treasury Inflation - Indexed Notes	1.875	07/15/2019	77,493
82,000	U.S. Treasury Inflation - Indexed Notes	1.375	01/15/2020	96,003
217,000	U.S. Treasury Inflation - Indexed Notes	0.125	04/15/2020	229,595
139,500	U.S. Treasury Inflation - Indexed Notes	1.250	07/15/2020	162,651
159,000	U.S. Treasury Inflation - Indexed Notes	1.125	01/15/2021	183,956
194,000	U.S. Treasury Inflation - Indexed Notes	0.125	04/15/2021	201,484
155,000	U.S. Treasury Inflation - Indexed Notes	0.625	07/15/2021	172,505
179,000	U.S. Treasury Inflation - Indexed Notes	0.125	01/15/2022	194,080
192,500	U.S. Treasury Inflation - Indexed Notes	0.125	04/15/2022	193,671
177,000	U.S. Treasury Inflation - Indexed Notes	0.125	07/15/2022	189,165
177,500	U.S. Treasury Inflation - Indexed Notes	0.125	01/15/2023	187,642
78,000	U.S. Treasury Inflation - Indexed Notes	0.625	04/15/2023	78,223
177,000	U.S. Treasury Inflation - Indexed Notes	0.375	07/15/2023	188,144

	Total U.S. Treasury Securities (Cost $2,506,841)			2,459,640

Number of Shares
	Money Market Fund - 0.4%
10,356	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(b) (Cost $10,356)			10,356

	Total Investments in Securities (Cost $2,517,197) - 100.3%			2,469,996
	Other assets less liabilities - (0.3)%			(6,540)

	Net Assets - 100.0%			$2,463,456

Notes to Schedule of Investments:

(a)	Principal amount of security and interest payments are adjusted for inflation.
(b)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.9%
	Australia - 7.3%
72	Adelaide Brighton Ltd.	$368
104	AGL Energy Ltd.	1,700
80	ALS Ltd.	443
397	Alumina Ltd.	835
184	Amcor Ltd.	2,061
465	AMP Ltd.	1,175
23	Ansell Ltd.	493
172	APA Group	1,234
101	Aristocrat Leisure Ltd.	2,418
31	ASX Ltd.	1,514
103	Atlas Arteria Ltd.	501
312	Aurizon Holdings Ltd.	1,055
280	AusNet Services	339
448	Australia & New Zealand Banking Group Ltd.	9,758
62	Bank of Queensland Ltd.	512
76	Bendigo & Adelaide Bank Ltd.	662
497	BHP Billiton Ltd.	12,880
323	BHP Billiton PLC	7,434
90	BlueScope Steel Ltd.	1,182
185	Boral Ltd.	915
252	Brambles Ltd.	1,851
41	Caltex Australia Ltd.	992
91	Challenger Ltd.	842
15	CIMIC Group Ltd.	539
84	Coca-Cola Amatil Ltd.	598
9	Cochlear Ltd.	1,361
277	Commonwealth Bank of Australia	15,401
77	Computershare Ltd.	1,041
56	Crown Resorts Ltd.	562
70	CSL Ltd.	10,231
80	CSR Ltd.	252
162	Dexus REIT	1,214
36	Domain Holdings Australia Ltd.	85
10	Domino’s Pizza Enterprises Ltd.	371
94	Downer EDI Ltd.	516
62	DuluxGroup Ltd.	353
365	Fairfax Media Ltd.	220
9	Flight Centre Travel Group Ltd.	455
255	Fortescue Metals Group Ltd.	828
279	Goodman Group REIT	1,997
286	GPT Group (The) REIT	1,097
84	Harvey Norman Holdings Ltd.	222
275	Healthscope Ltd.	446
66	Iluka Resources Ltd.	562
268	Incitec Pivot Ltd.	755
376	Insurance Australia Group Ltd.	2,247
58	IOOF Holdings Ltd.	395
82	LendLease Group	1,227
49	Macquarie Group Ltd.	4,474
20	Magellan Financial Group Ltd.	367
437	Medibank Private Ltd.	1,010
154	Metcash Ltd.	301
588	Mirvac Group REIT	997
420	National Australia Bank Ltd.	8,845
122	Newcrest Mining Ltd.	1,962
49	Nufarm Ltd.	260
216	Oil Search Ltd.	1,442

15	OneMarket Ltd.(a)	$10
60	Orica Ltd.	784
278	Origin Energy Ltd.(a)	2,019
192	Orora Ltd.	518
47	OZ Minerals Ltd.	332
7	Perpetual Ltd.	227
37	Platinum Asset Management Ltd.	151
118	Qantas Airways Ltd.	589
218	QBE Insurance Group Ltd.	1,637
20	Ramsay Health Care Ltd.	836
8	REA Group Ltd.	516
65	Rio Tinto Ltd.	3,924
178	Rio Tinto PLC	9,798
281	Santos Ltd.(a)	1,333
812	Scentre Group REIT	2,565
55	SEEK Ltd.	874
118	Shopping Centres Australasia Property Group REIT	211
67	Sonic Healthcare Ltd.	1,299
759	South32 Ltd.	2,014
131	Star Entertainment Group Ltd. (The)	483
384	Stockland REIT	1,185
205	Suncorp Group Ltd.	2,281
175	Sydney Airport	920
299	Tabcorp Holdings Ltd.	1,038
661	Telstra Corp. Ltd.	1,396
57	TPG Telecom Ltd.	244
335	Transurban Group	2,914
117	Treasury Wine Estates Ltd.	1,602
520	Vicinity Centres REIT	1,028
95	Vocus Group Ltd.(a)	170
174	Wesfarmers Ltd.	6,398
531	Westpac Banking Corp.	11,629
108	Whitehaven Coal Ltd.	436
141	Woodside Petroleum Ltd.	3,788
205	Woolworths Group Ltd.	4,586
35	WorleyParsons Ltd.	478

		184,010

	Austria - 0.3%
9	ams AG	650
11	ANDRITZ AG	624
46	Erste Group Bank AG	1,989
22	OMV AG	1,245
20	Raiffeisen Bank International AG	668
22	Telekom Austria AG, Class A	191
6	Vienna Insurance Group AG Wiener Versicherung Gruppe	171
18	voestalpine AG	903

		6,441

	Belgium - 1.0%
3	Ackermans & van Haaren NV	548
31	Ageas	1,663
118	Anheuser-Busch InBev SA/NV	11,955
16	bpost SA	252
10	Colruyt SA	598
11	Groupe Bruxelles Lambert SA	1,170
43	KBC Group NV	3,308
22	Proximus SADP	539
2	Sofina SA	363
11	Solvay SA	1,509
8	Telenet Group Holding NV(a)	385
19	UCB SA	1,633
33	Umicore SA	1,931

		25,854

	Chile - 0.0%
55	Antofagasta PLC	724

	China - 0.4%
110	AAC Technologies Holdings, Inc.	1,402
569	BOC Hong Kong (Holdings) Ltd.	2,755
424	China Mengniu Dairy Co. Ltd.(a)	1,313

Schedule of Investments

398	China Travel International Investment Hong Kong Ltd.	$160
455	FIH Mobile Ltd.(a)	69
369	Guotai Junan International Holdings Ltd.	86
87	Kerry Logistics Network Ltd.	114
109	Minth Group Ltd.	411
129	Nexteer Automotive Group Ltd.	184
444	Semiconductor Manufacturing International Corp.(a)	536
567	Shougang Fushan Resources Group Ltd.	137
546	Shui On Land Ltd.	127
295	Tingyi Cayman Islands Holding Corp.	682
162	Towngas China Co. Ltd.	161
182	Uni-President China Holdings Ltd.	210
874	Want Want China Holdings Ltd.	723
495	Xinyi Solar Holdings Ltd.	148

		9,218

	Denmark - 1.5%
1	AP Moller - Maersk A/S, Class A	1,347
1	AP Moller - Maersk A/S, Class B	1,439
16	Carlsberg A/S, Class B	1,930
14	Chr. Hansen Holding A/S	1,451
21	Coloplast A/S, Class B	2,292
100	Danske Bank A/S	2,909
27	DSV A/S	2,266
9	Genmab A/S(a)	1,544
9	H. Lundbeck A/S	652
29	ISS A/S	1,085
11	Jyske Bank A/S	623
265	Novo Nordisk A/S, Class B	13,241
31	Novozymes A/S, Class B	1,633
22	Orsted A/S(b)	1,358
17	Pandora A/S	1,210
1	Rockwool International A/S, Class B	401
17	Tryg A/S	416
30	Vestas Wind Systems A/S	1,937
18	William Demant Holding A/S(a)	861

		38,595

	Finland - 1.0%
23	Elisa Oyj	1,000
68	Fortum Oyj	1,709
17	Huhtamaki Oyj	612
11	Kesko Oyj, Class B	619
60	Kone Oyj, Class B	3,285
17	Metso Oyj	623
20	Neste Oyj	1,653
877	Nokia Oyj	4,767
21	Nokian Renkaat Oyj	911
16	Orion Oyj, Class B	551
74	Sampo Oyj, Class A	3,763
75	Stora Enso Oyj, Class R	1,240
85	UPM-Kymmene Oyj	3,019
75	Wartsila Oyj Abp	1,623

		25,375

	France - 9.7%
31	Accor SA	1,599
5	Aeroports de Paris	1,120
34	Air France-KLM(a)	311
65	Air Liquide SA	8,328
87	Airbus SE	10,790
13	ALD SA(b)	232
24	Alstom SA(a)	1,078
8	Amundi SA(b)	553
11	Arkema SA	1,380
14	Atos SE	1,881
300	AXA SA	7,582
6	bioMerieux	500
171	BNP Paribas SA	11,138
155	Bollore SA	722
32	Bouygues SA	1,408
40	Bureau Veritas SA	1,031
25	Capgemini SE	3,212

87	Carrefour SA	$1,564
9	Casino Guichard Perrachon SA	367
79	Cie de Saint-Gobain	3,519
28	CIE Generale des Etablissements Michelin SCA	3,607
9	CIE Plastic Omnium SA	378
25	CNP Assurances	585
181	Credit Agricole SA	2,545
93	Danone SA	7,313
20	Dassault Systemes SE	2,991
37	Edenred	1,458
12	Eiffage SA	1,344
76	Electricite de France SA	1,138
21	Elior Group(b)	344
30	Elis SA	690
261	Engie SA	4,219
32	Essilor International Cie Generale d’Optique SA	4,725
7	Eurazeo SA	542
27	Eutelsat Communications SA	579
12	Faurecia SA	816
6	Fonciere des Regions REIT	626
7	Gecina SA REIT	1,195
72	Getlink SE	952
5	Hermes International	3,168
6	ICADE REIT	581
4	Iliad SA	634
6	Imerys SA	466
9	Ingenico Group SA	747
6	Ipsen SA	998
11	JCDecaux SA	360
12	Kering SA	6,403
33	Klepierre SA REIT	1,246
18	Lagardere SCA	526
42	Legrand SA	3,088
38	L’Oreal SA	9,315
39	LVMH Moet Hennessy Louis Vuitton SE	13,637
133	Natixis SA	957
304	Orange SA	5,198
7	Orpea	964
33	Pernod Ricard SA	5,326
70	Peugeot SA	2,016
33	Publicis Groupe SA	2,110
4	Remy Cointreau SA	547
29	Renault SA	2,555
48	Rexel SA	752
12	Rubis SCA	708
47	Safran SA	5,832
169	Sanofi	14,706
4	Sartorius Stedim Biotech	476
80	Schneider Electric SE	6,444
25	SCOR SE	973
4	SEB SA	761
4	Societe BIC SA	383
116	Societe Generale SA	5,172
14	Sodexo SA	1,551
58	Suez	821
9	Teleperformance	1,651
16	Thales SA	2,105
393	Total SA	25,686
12	Ubisoft Entertainment SA(a)	1,326
21	Unibail-Rodamco-Westfield	4,665
38	Valeo SA	1,867
78	Veolia Environnement SA	1,783
72	Vinci SA	7,245
148	Vivendi SA	3,844
5	Wendel SA	730
6	Worldline SA(a)(b)	358

		245,043

	Germany - 9.0%
7	1&1 Drillisch AG	416
31	adidas AG	6,861

Schedule of Investments

69	Allianz SE	$15,270
7	Axel Springer SE	523
143	BASF SE	13,747
143	Bayer AG	15,939
51	Bayerische Motoren Werke AG	4,934
9	Bayerische Motoren Werke AG (Preference Shares)	746
16	Beiersdorf AG	1,865
25	Brenntag AG	1,500
4	Carl Zeiss Meditec AG	311
26	Ceconomy AG	214
165	Commerzbank AG(a)	1,783
17	Continental AG	3,918
29	Covestro AG(b)	2,786
134	Daimler AG	9,274
17	Delivery Hero AG(a)(b)	966
295	Deutsche Bank AG	3,862
30	Deutsche Boerse AG	3,956
37	Deutsche Lufthansa AG	1,039
154	Deutsche Post AG	5,440
498	Deutsche Telekom AG	8,245
56	Deutsche Wohnen AG-BR	2,730
327	E.ON SE	3,690
24	Evonik Industries AG	889
4	Fielmann AG	281
6	Fraport AG Frankfurt Airport Services Worldwide	599
33	Fresenius Medical Care AG & Co. KGaA	3,226
64	Fresenius SE & Co. KGaA	4,944
5	FUCHS PETROLUB SE	263
11	FUCHS PETROLUB SE (Preference Shares)	621
26	GEA Group AG	1,016
10	Hannover Rueck SE	1,334
6	Hapag-Lloyd AG(b)	243
23	HeidelbergCement AG	1,954
7	Hella GmbH & Co. KGaA	412
16	Henkel AG & Co. KGaA	1,717
28	Henkel AG & Co. KGaA (Preference Shares)	3,514
3	HOCHTIEF AG	540
10	HUGO BOSS AG	902
179	Infineon Technologies AG	4,746
20	Innogy SE(b)	889
30	K+S AG	793
11	KION Group AG	756
15	LANXESS AG	1,234
10	LEG Immobilien AG	1,126
29	Linde AG	7,163
6	MAN SE	674
20	Merck KGaA	2,056
26	METRO AG	321
8	MTU Aero Engines AG	1,694
22	Muenchener Rueckversicherungs-Gesellschaft AG In Muenchen	4,884
15	OSRAM Licht AG	670
24	Porsche Automobil Holding SE (Preference Shares)	1,626
36	ProSiebenSat.1 Media SE	975
2	Puma SE	1,004
1	Rational AG	686
7	Rheinmetall AG	846
77	RWE AG	2,022
6	RWE AG (Preference Shares)	127
152	SAP SE	17,758
5	Sartorius AG (Preference Shares)	813
119	Siemens AG	16,814
21	Siemens Healthineers AG(a)(b)	936
4	STADA Arzneimittel AG	382
12	Suedzucker AG	175
19	Symrise AG	1,718
6	Talanx AG	230

106	Telefonica Deutschland Holding AG	$465
74	thyssenkrupp AG	1,976
69	TUI AG	1,476
31	Uniper SE	968
18	United Internet AG	969
5	Volkswagen AG	866
29	Volkswagen AG (Preference Shares)	5,165
80	Vonovia SE	3,876
2	Wacker Chemie AG	291
18	Wirecard AG	3,364
17	Zalando SE(a)(b)	976

		225,980

	Hong Kong - 3.1%
1,855	AIA Group Ltd.	16,193
43	ASM Pacific Technology Ltd.	518
188	Bank of East Asia Ltd. (The)	747
462	Brightoil Petroleum Holdings Ltd.(a)(c)	71
53	Cafe de Coral Holdings Ltd.	134
125	Cathay Pacific Airways Ltd.	193
309	Champion REIT	210
742	China Oceanwide Holdings Ltd.(a)	38
169	Chow Tai Fook Jewellery Group Ltd.	167
427	CK Asset Holdings Ltd.	3,268
425	CK Hutchison Holdings Ltd.	4,620
98	CK Infrastructure Holdings Ltd.	727
261	CLP Holdings Ltd.	2,982
58	Dah Sing Banking Group Ltd.	123
23	Dah Sing Financial Holdings Ltd.	146
47	Dairy Farm International Holdings Ltd.	384
295	Esprit Holdings Ltd.(a)	80
369	First Pacific Co. Ltd.	171
335	Galaxy Entertainment Group Ltd.	2,692
43	Great Eagle Holdings Ltd.	212
355	Haitong International Securities Group Ltd.	160
138	Hang Lung Group Ltd.	408
321	Hang Lung Properties Ltd.	675
115	Hang Seng Bank Ltd.	3,130
187	Henderson Land Development Co. Ltd.	1,043
1,423	Hong Kong & China Gas Co. Ltd.	2,905
194	Hong Kong Exchanges & Clearing Ltd.	5,726
185	Hongkong Land Holdings Ltd.	1,345
90	Hopewell Holdings Ltd.	319
141	Huabao International Holdings Ltd.	86
802	Hutchison Port Holdings Trust	204
204	Hutchison Telecommunications Hong Kong Holdings Ltd.	73
98	Hysan Development Co. Ltd.	536
33	Jardine Matheson Holdings Ltd.	2,227
29	Jardine Strategic Holdings Ltd.	1,156
54	Johnson Electric Holdings Ltd.	160
94	Kerry Properties Ltd.	476
917	Li & Fung Ltd.	311
71	Lifestyle International Holdings Ltd.	141
351	Link REIT REIT	3,480
126	Melco International Development Ltd.	357
222	MTR Corp. Ltd.	1,245
872	New World Development Co. Ltd.	1,242
221	NWS Holdings Ltd.	399
31	Orient Overseas International Ltd.	326
659	PCCW Ltd.	385
207	Power Assets Holdings Ltd.	1,465
164	Sa Sa International Holdings Ltd.	87
175	Shangri-La Asia Ltd.	286
293	Shun Tak Holdings Ltd.	119
470	Sino Land Co. Ltd.	807
348	Sun Art Retail Group Ltd.	443
225	Sun Hung Kai Properties Ltd.	3,527
80	Swire Pacific Ltd., Class A	868
146	Swire Pacific Ltd., Class B	262
167	Swire Properties Ltd.	658
198	Techtronic Industries Co. Ltd.	1,103
46	Television Broadcasts Ltd.	143

Schedule of Investments

25	VTech Holdings Ltd.	$280
1,328	WH Group Ltd.(b)	1,066
193	Wharf Holdings Ltd. (The)	638
193	Wharf Real Estate Investment Co. Ltd.	1,406
130	Wheelock & Co. Ltd.	921
317	Xinyi Glass Holdings Ltd.	373
114	Yue Yuen Industrial Holdings Ltd.	307

		76,950

	Indonesia - 0.0%
1,011	Golden Agri-Resources Ltd.	208

	Ireland - 0.6%
108	Aib Group PLC	619
146	Bank of Ireland Group PLC	1,255
133	CRH PLC	4,559
31	Glanbia PLC	510
70	James Hardie Industries PLC	1,119
23	Kerry Group PLC, Class A	2,441
24	Kingspan Group PLC	1,115
13	Paddy Power Betfair PLC	1,414
38	Smurfit Kappa Group PLC	1,560

		14,592

	Israel - 0.5%
10	Airport City Ltd.(a)	113
16	Alony Hetz Properties & Investments Ltd.	157
18	Amot Investments Ltd.	91
5	Azrieli Group Ltd.	239
163	Bank Hapoalim BM	1,152
228	Bank Leumi Le-Israel BM	1,428
324	Bezeq The Israeli Telecommunication Corp. Ltd.	343
1	Delek Group Ltd.	142
4	Elbit Systems Ltd.	479
8	First International Bank of Israel Ltd.	172
6	Frutarom Industries Ltd.	606
15	Gazit-Globe Ltd.	138
18	Harel Insurance Investments & Financial Services Ltd.	138
115	Israel Chemicals Ltd.	550
1	Israel Corp. Ltd. (The)	225
185	Israel Discount Bank Ltd., Class A(a)	584
7	Mazor Robotics Ltd.(a)	218
2	Melisron Ltd.	78
87	Migdal Insurance & Financial Holding Ltd.(a)	85
20	Mizrahi Tefahot Bank Ltd.	388
10	Nice Ltd.(a)	1,090
237	Oil Refineries Ltd.	109
1	Paz Oil Co. Ltd.	143
20	Phoenix Holdings Ltd. (The)(a)	107
43	Shikun & Binui Ltd.(a)	80
17	Shufersal Ltd.	103
3	SodaStream International Ltd.(a)	258
6	Strauss Group Ltd.	123
145	Teva Pharmaceutical Industries Ltd.	3,455
15	Tower Semiconductor Ltd.(a)	306

		13,100

	Italy - 2.1%
245	A2A SpA	451
199	Assicurazioni Generali SpA	3,539
84	Atlantia SpA	2,493
40	Banca Mediolanum SpA	288
241	Banco Bpm SpA(a)	767
11	Buzzi Unicem SpA	243
10	Buzzi Unicem SpA-RSP	124
90	Davide Campari-Milano SpA	759
1,204	Enel SpA	6,720
387	Eni SpA	7,455
20	Ferrari NV	2,663
62	Finecobank Banca Fineco SpA	729
2,101	Intesa Sanpaolo SpA	6,475
148	Intesa Sanpaolo SpA-RSP	473

78	Italgas SpA	$449
61	Leonardo SpA	732
25	Luxottica Group SpA	1,694
55	Mediaset SpA(a)	187
92	Mediobanca Banca di Credito Finanziario SpA	956
26	Moncler SpA	1,147
30	Parmalat SpA	104
55	Pirelli & C SpA(a)(b)	481
73	Poste Italiane SpA(b)	680
81	PRADA SpA	386
40	Prysmian SpA	1,027
16	Recordati SpA	599
91	Saipem SpA(a)	476
7	Salvatore Ferragamo SpA	162
333	Snam SpA	1,432
1,600	Telecom Italia SpA/Milano(a)	1,234
957	Telecom Italia SpA/Milano-RSP	638
224	Terna Rete Elettrica Nazionale SpA	1,255
353	Unicredit SpA	6,263
156	Unione di Banche Italiane SpA	647
149	UnipolSai Assicurazioni SpA	340

		54,068

	Japan - 23.9%
11	77 Bank Ltd. (The)	264
4	ABC-Mart, Inc.	216
60	Acom Co. Ltd.	239
28	Advantest Corp.	661
110	Aeon Co. Ltd.	2,227
18	AEON Financial Service Co. Ltd.	370
19	Aeon Mall Co. Ltd.	332
8	Aica Kogyo Co. Ltd.	294
46	Aiful Corp.(a)	147
3	Ain Holdings, Inc.	222
24	Air Water, Inc.	437
28	Aisin Seiki Co. Ltd.	1,298
80	Ajinomoto Co., Inc.	1,412
28	Alfresa Holdings Corp.	669
30	Alps Electric Co. Ltd.	862
52	Amada Holdings Co. Ltd.	519
18	ANA Holdings, Inc.	659
7	Aoyama Trading Co. Ltd.	231
18	Aozora Bank Ltd.	671
14	Aplus Financial Co. Ltd.(a)	14
3	Ariake Japan Co. Ltd.	256
30	Asahi Glass Co. Ltd.	1,252
60	Asahi Group Holdings Ltd.	2,906
16	Asahi Intecc Co. Ltd.	610
197	Asahi Kasei Corp.	2,623
28	Asics Corp.	453
3	ASKUL Corp.	89
300	Astellas Pharma, Inc.	4,871
10	Autobacs Seven Co. Ltd.	171
30	Awa Bank Ltd. (The)	193
10	Azbil Corp.	437
31	Bandai Namco Holdings, Inc.	1,237
11	Bank of Kyoto Ltd. (The)	532
11	Benesse Holdings, Inc.	399
24	Bic Camera, Inc.	361
93	Bridgestone Corp.	3,651
37	Brother Industries Ltd.	751
12	Calbee, Inc.	397
7	Canon Marketing Japan, Inc.	146
158	Canon, Inc.	5,105
14	Capcom Co. Ltd.	362
34	Casio Computer Co. Ltd.	554
28	Central Japan Railway Co.	5,814
104	Chiba Bank Ltd. (The)	740
24	Chiyoda Corp.	191
111	Chubu Electric Power Co., Inc.	1,706
34	Chugai Pharmaceutical Co. Ltd.	1,722
27	Chugoku Bank Ltd. (The)	286

Schedule of Investments

46	Chugoku Electric Power Co., Inc. (The)	$604
3	Ci:z Holdings Co. Ltd.	133
43	Citizen Watch Co. Ltd.	282
19	Coca-Cola Bottlers Japan Holdings, Inc.	683
7	Colopl, Inc.	46
16	COMSYS Holdings Corp.	396
188	Concordia Financial Group Ltd.	1,008
10	Cosmo Energy Holdings Co. Ltd.	352
1	Cosmos Pharmaceutical Corp.	220
25	Credit Saison Co. Ltd.	388
15	CyberAgent, Inc.	787
47	Dai Nippon Printing Co. Ltd.	1,023
47	Daicel Corp.	516
6	Daido Steel Co. Ltd.	295
15	Daifuku Co. Ltd.	655
168	Dai-ichi Life Holdings, Inc.	3,155
96	Daiichi Sankyo Co. Ltd.	3,964
7	Daiichikosho Co. Ltd.	331
41	Daikin Industries Ltd.	4,879
5	Daikyo, Inc.	100
5	Daishi Bank Ltd. (The)	212
11	Daito Trust Construction Co. Ltd.	1,834
103	Daiwa House Industry Co. Ltd.	3,743
255	Daiwa Securities Group, Inc.	1,483
17	DeNA Co. Ltd.	320
14	Denka Co. Ltd.	480
70	Denso Corp.	3,442
35	Dentsu, Inc.	1,466
13	DIC Corp.	423
4	Disco Corp.	678
16	DMG Mori Co. Ltd.	243
19	Don Quijote Holdings Co. Ltd.	886
7	Dowa Holdings Co. Ltd.	224
58	East Japan Railway Co.	5,409
16	Ebara Corp.	482
42	Eisai Co. Ltd.	3,595
26	Electric Power Development Co. Ltd.	703
5	Exedy Corp.	160
8	Ezaki Glico Co. Ltd.	369
13	Familymart UNY Holdings Co. Ltd.	1,208
30	FANUC Corp.	5,875
8	Fast Retailing Co. Ltd.	3,484
4	FP Corp.	220
91	Fuji Electric Co. Ltd.	668
7	Fuji Media Holdings, Inc.	115
7	Fuji Oil Holdings, Inc.	230
61	FUJIFILM Holdings Corp.	2,507
43	Fujikura Ltd.	275
9	Fujitsu General Ltd.	138
307	Fujitsu Ltd.	2,085
116	Fukuoka Financial Group, Inc.	633
5	Fukuyama Transporting Co. Ltd.	243
10	Furukawa Electric Co. Ltd.	352
9	Glory Ltd.	263
3	GMO Payment Gateway, Inc.	337
15	Gree, Inc.(a)	83
61	GS Yuasa Corp.	284
59	GungHo Online Entertainment, Inc.	125
68	Gunma Bank Ltd. (The)	361
14	H2O Retailing Corp.	223
65	Hachijuni Bank Ltd. (The)	286
38	Hakuhodo DY Holdings, Inc.	582
21	Hamamatsu Photonics K.K.	887
36	Hankyu Hanshin Holdings, Inc.	1,430
44	Haseko Corp.	581
8	Heiwa Corp.	179
3	Hikari Tsushin, Inc.	502
42	Hino Motors Ltd.	472
5	Hirose Electric Co. Ltd.	607
46	Hiroshima Bank Ltd. (The)	316
5	HIS Co. Ltd.	151
11	Hisamitsu Pharmaceutical Co., Inc.	802

7	Hitachi Capital Corp.	$187
16	Hitachi Chemical Co. Ltd.	316
17	Hitachi Construction Machinery Co. Ltd.	542
10	Hitachi High-Technologies Corp.	407
704	Hitachi Ltd.	4,897
31	Hitachi Metals Ltd.	335
7	Hitachi Transport System Ltd.	191
28	Hokkaido Electric Power Co., Inc.	180
20	Hokuhoku Financial Group, Inc.	287
27	Hokuriku Electric Power Co.(a)	283
277	Honda Motor Co. Ltd.	8,302
6	Horiba Ltd.	412
8	Hoshizaki Corp.	805
12	House Foods Group, Inc.	378
57	Hoya Corp.	3,412
56	Hulic Co. Ltd.	547
17	Ibiden Co. Ltd.	279
32	Ichigo, Inc.	142
23	Idemitsu Kosan Co. Ltd.	1,033
21	IHI Corp.	733
22	Iida Group Holdings Co. Ltd.	430
145	Inpex Corp.	1,594
57	Isetan Mitsukoshi Holdings Ltd.	686
86	Isuzu Motors Ltd.	1,159
9	Ito EN Ltd.	401
224	ITOCHU Corp.	3,962
16	ITOCHU Techno-Solutions Corp.	304
21	Itoham Yonekyu Holdings, Inc.	171
43	Iyo Bank Ltd. (The)	296
6	Izumi Co. Ltd.	361
39	J Front Retailing Co. Ltd.	570
5	JAFCO Co. Ltd.	182
19	Japan Airlines Co. Ltd.	700
7	Japan Airport Terminal Co. Ltd.	331
7	Japan Aviation Electronics Industry Ltd.	120
56	Japan Display, Inc.(a)	72
85	Japan Exchange Group, Inc.	1,507
5	Japan Petroleum Exploration Co. Ltd.	119
65	Japan Post Bank Co. Ltd.	779
210	Japan Post Holdings Co. Ltd.	2,311
10	Japan Post Insurance Co. Ltd.	212
10	Japan Steel Works Ltd. (The)	245
182	Japan Tobacco, Inc.	5,164
82	JFE Holdings, Inc.	1,660
34	JGC Corp.	657
30	JSR Corp.	574
36	JTEKT Corp.	518
505	JXTG Holdings, Inc.	3,697
12	Kagome Co. Ltd.	366
145	Kajima Corp.	1,128
21	Kakaku.com, Inc.	441
5	Kaken Pharmaceutical Co. Ltd.	259
16	Kamigumi Co. Ltd.	334
16	Kandenko Co. Ltd.	166
46	Kaneka Corp.	404
115	Kansai Electric Power Co., Inc. (The)	1,631
31	Kansai Paint Co. Ltd.	711
76	Kao Corp.	5,524
23	Kawasaki Heavy Industries Ltd.	672
13	Kawasaki Kisen Kaisha Ltd.(a)	235
275	KDDI Corp.	7,648
15	Keihan Holdings Co. Ltd.	545
39	Keikyu Corp.	637
18	Keio Corp.	881
22	Keisei Electric Railway Co. Ltd.	730
37	Keiyo Bank Ltd. (The)	163
18	Kewpie Corp.	446
14	Keyence Corp.	7,368
28	Kikkoman Corp.	1,323
21	Kinden Corp.	337
28	Kintetsu Group Holdings Co. Ltd.	1,111
127	Kirin Holdings Co. Ltd.	3,241

Schedule of Investments

5	Kissei Pharmaceutical Co. Ltd.	$140
10	Kobayashi Pharmaceutical Co. Ltd.	832
47	Kobe Steel Ltd.	461
8	Koei Tecmo Holdings Co. Ltd.	164
18	Koito Manufacturing Co. Ltd.	1,153
13	Kokuyo Co. Ltd.	220
145	Komatsu Ltd.	4,245
4	Komeri Co. Ltd.	95
15	Konami Holdings Corp.	703
72	Konica Minolta, Inc.	644
4	Kose Corp.	764
26	K’s Holdings Corp.	292
177	Kubota Corp.	2,956
56	Kuraray Co. Ltd.	788
17	Kurita Water Industries Ltd.	495
2	Kusuri NO Aoki Holdings Co. Ltd.	147
49	Kyocera Corp.	2,840
7	KYORIN Holdings, Inc.	142
14	Kyowa Exeo Corp.	378
40	Kyowa Hakko Kirin Co. Ltd.	756
6	Kyudenko Corp.	240
73	Kyushu Electric Power Co., Inc.	857
61	Kyushu Financial Group, Inc.	312
25	Kyushu Railway Co.	766
8	Lawson, Inc.	480
38	Leopalace21 Corp.	208
6	Line Corp.(a)	262
8	Lintec Corp.	235
40	Lion Corp.	722
41	LIXIL Group Corp.	837
32	M3, Inc.	1,214
8	Mabuchi Motor Co. Ltd.	392
21	Maeda Corp.	246
9	Maeda Road Construction Co. Ltd.	174
39	Makita Corp.	1,745
248	Marubeni Corp.	1,885
33	Marui Group Co. Ltd.	653
10	Maruichi Steel Tube Ltd.	343
16	Matsui Securities Co. Ltd.	159
12	Matsumotokiyoshi Holdings Co. Ltd.	519
90	Mazda Motor Corp.	1,118
161	Mebuki Financial Group, Inc.	572
25	Medipal Holdings Corp.	506
7	Megmilk Snow Brand Co. Ltd.	174
21	MEIJI Holdings Co. Ltd.	1,647
67	Minebea Mitsumi, Inc.	1,194
8	Miraca Holdings, Inc.	232
44	MISUMI Group, Inc.	1,117
205	Mitsubishi Chemical Holdings Corp.	1,785
197	Mitsubishi Corp.	5,486
313	Mitsubishi Electric Corp.	4,226
187	Mitsubishi Estate Co. Ltd.	3,241
30	Mitsubishi Gas Chemical Co., Inc.	667
45	Mitsubishi Heavy Industries Ltd.	1,683
11	Mitsubishi Logistics Corp.	250
20	Mitsubishi Materials Corp.	566
99	Mitsubishi Motors Corp.	752
2	Mitsubishi Shokuhin Co. Ltd.	53
35	Mitsubishi Tanabe Pharma Corp.	654
1,989	Mitsubishi UFJ Financial Group, Inc.	12,250
69	Mitsubishi UFJ Lease & Finance Co. Ltd.	417
266	Mitsui & Co. Ltd.	4,440
29	Mitsui Chemicals, Inc.	777
12	Mitsui E&S Holdings Co. Ltd.(a)	171
150	Mitsui Fudosan Co. Ltd.	3,572
9	Mitsui Mining & Smelting Co. Ltd.	355
17	Mitsui OSK Lines Ltd.	439
16	Miura Co. Ltd.	418
3,916	Mizuho Financial Group, Inc.	6,808
2	Mochida Pharmaceutical Co. Ltd.	145
9	MonotaRO Co. Ltd.	451
6	Morinaga & Co. Ltd.	278

6	Morinaga Milk Industry Co. Ltd.	$197
79	MS&AD Insurance Group Holdings, Inc.	2,408
30	Murata Manufacturing Co. Ltd.	5,226
18	Nabtesco Corp.	556
17	Nagase & Co. Ltd.	275
29	Nagoya Railroad Co. Ltd.	726
17	Nankai Electric Railway Co. Ltd.	466
40	NEC Corp.	1,108
64	Nexon Co. Ltd.(a)	918
42	NGK Insulators Ltd.	734
30	NGK Spark Plug Co. Ltd.	860
16	NH Foods Ltd.	635
26	NHK Spring Co. Ltd.	259
17	Nichirei Corp.	394
37	Nidec Corp.	5,348
14	Nifco, Inc.	421
12	Nihon Kohden Corp.	323
20	Nihon M&A Center, Inc.	532
55	Nikon Corp.	925
17	Nintendo Co. Ltd.	5,583
8	Nippo Corp.	150
13	Nippon Electric Glass Co. Ltd.	419
12	Nippon Express Co. Ltd.	783
27	Nippon Kayaku Co. Ltd.	307
24	Nippon Paint Holdings Co. Ltd.	1,042
15	Nippon Paper Industries Co. Ltd.	245
8	Nippon Shinyaku Co. Ltd.	454
5	Nippon Shokubai Co. Ltd.	356
124	Nippon Steel & Sumitomo Metal Corp.	2,463
101	Nippon Telegraph & Telephone Corp.	4,663
8	Nippon Television Holdings, Inc.	129
25	Nippon Yusen KK	480
19	Nipro Corp.	231
25	Nishi-Nippon Financial Holdings, Inc.	297
12	Nishi-Nippon Railroad Co. Ltd.	315
22	Nissan Chemical Industries Ltd.	982
306	Nissan Motor Co. Ltd.	2,885
10	Nissan Shatai Co. Ltd.	94
41	Nisshin Seifun Group, Inc.	800
7	Nisshin Steel Co. Ltd.	98
20	Nisshinbo Holdings, Inc.	219
11	Nissin Foods Holdings Co. Ltd.	758
11	Nitori Holdings Co. Ltd.	1,657
24	Nitto Denko Corp.	1,733
2	Noevir Holdings Co. Ltd.	131
11	NOF Corp.	361
18	NOK Corp.	360
514	Nomura Holdings, Inc.	2,427
19	Nomura Real Estate Holdings, Inc.	413
17	Nomura Research Institute Ltd.	814
44	North Pacific Bank Ltd.	158
5	NS Solutions Corp.	132
72	NSK Ltd.	781
67	NTN Corp.	293
100	NTT Data Corp.	1,137
192	NTT DoCoMo, Inc.	4,928
17	NTT Urban Development Corp.	175
107	Obayashi Corp.	1,114
1	OBIC Business Consultants Co. Ltd.	80
11	OBIC Co. Ltd.	941
48	Odakyu Electric Railway Co. Ltd.	1,014
139	OJI Holdings Corp.	822
5	OKUMA Corp.	281
45	Olympus Corp.	1,819
31	OMRON Corp.	1,396
70	Ono Pharmaceutical Co. Ltd.	1,647
5	Open House Co. Ltd.	273
5	Oracle Corp. Japan	419
90	Orient Corp.	125
30	Oriental Land Co. Ltd.	3,251
203	ORIX Corp.	3,282
62	Osaka Gas Co. Ltd.	1,188

Schedule of Investments

11	OSG Corp.	$247
16	Otsuka Corp.	623
66	Otsuka Holdings Co. Ltd.	3,036
5	Paltac Corp.	264
338	Panasonic Corp.	4,342
17	Park24 Co. Ltd.	477
44	Penta-Ocean Construction Co. Ltd.	276
13	PeptiDream, Inc.(a)	505
27	Persol Holdings Co. Ltd.	587
17	Pigeon Corp.	816
4	Pilot Corp.	230
12	Pola Orbis Holdings, Inc.	464
127	Rakuten, Inc.	893
184	Recruit Holdings Co. Ltd.	5,022
16	Relo Group, Inc.	432
101	Renesas Electronics Corp.(a)	899
33	Rengo Co. Ltd.	301
347	Resona Holdings, Inc.	1,971
10	Resorttrust, Inc.	183
108	Ricoh Co. Ltd.	1,050
6	Rinnai Corp.	518
14	Rohm Co. Ltd.	1,188
15	Rohto Pharmaceutical Co. Ltd.	449
3	Ryohin Keikaku Co. Ltd.	961
24	San-In Godo Bank Ltd. (The)	224
8	Sankyo Co. Ltd.	314
8	Sankyu, Inc.	420
9	Sanrio Co. Ltd.	169
57	Santen Pharmaceutical Co. Ltd.	950
31	Sanwa Holdings Corp.	351
10	Sapporo Holdings Ltd.	241
5	Sawai Pharmaceutical Co. Ltd.	235
32	SBI Holdings, Inc.	870
6	SCREEN Holdings Co. Ltd.	437
7	SCSK Corp.	330
31	Secom Co. Ltd.	2,362
31	Sega Sammy Holdings, Inc.	493
34	Seibu Holdings, Inc.	572
44	Seiko Epson Corp.	791
23	Seino Holdings Co. Ltd.	400
57	Sekisui Chemical Co. Ltd.	1,017
92	Sekisui House Ltd.	1,563
122	Seven & i Holdings Co. Ltd.	4,964
104	Seven Bank Ltd.	314
13	SG Holdings Co. Ltd.	284
23	Sharp Corp.	531
40	Shiga Bank Ltd. (The)	211
24	Shikoku Electric Power Co., Inc.	320
5	Shima Seiki Manufacturing Ltd.	270
7	Shimachu Co. Ltd.	222
43	Shimadzu Corp.	1,222
3	Shimamura Co. Ltd.	280
12	Shimano, Inc.	1,721
90	Shimizu Corp.	939
62	Shin-Etsu Chemical Co. Ltd.	6,242
26	Shinsei Bank Ltd.	409
42	Shionogi & Co. Ltd.	2,280
59	Shiseido Co. Ltd.	4,327
83	Shizuoka Bank Ltd. (The)	765
2	Shochiku Co. Ltd.	242
20	Showa Denko K.K.	951
30	Showa Shell Sekiyu K.K.	491
19	SKY Perfect JSAT Holdings, Inc.	90
30	Skylark Co. Ltd.	435
9	SMC Corp.	3,013
132	SoftBank Group Corp.	10,919
11	Sohgo Security Services Co. Ltd.	502
199	Sojitz Corp.	720
53	Sompo Holdings, Inc.	2,147
195	Sony Corp.	10,152
28	Sony Financial Holdings, Inc.	536
12	Sotetsu Holdings, Inc.	370

12	Square Enix Holdings Co. Ltd.	$566
23	Stanley Electric Co. Ltd.	804
28	Start Today Co. Ltd.	1,122
97	Subaru Corp.	2,820
6	Sugi Holdings Co. Ltd.	321
34	Sumco Corp.	724
239	Sumitomo Chemical Co. Ltd.	1,369
178	Sumitomo Corp.	2,918
26	Sumitomo Dainippon Pharma Co. Ltd.	502
119	Sumitomo Electric Industries Ltd.	1,822
21	Sumitomo Forestry Co. Ltd.	342
18	Sumitomo Heavy Industries Ltd.	622
38	Sumitomo Metal Mining Co. Ltd.	1,363
207	Sumitomo Mitsui Financial Group, Inc.	8,220
59	Sumitomo Mitsui Trust Holdings, Inc.	2,338
59	Sumitomo Osaka Cement Co. Ltd.	280
69	Sumitomo Realty & Development Co. Ltd.	2,520
28	Sumitomo Rubber Industries Ltd.	462
10	Sundrug Co. Ltd.	399
20	Suntory Beverage & Food Ltd.	850
28	Suruga Bank Ltd.	250
13	Suzuken Co. Ltd.	567
65	Suzuki Motor Corp.	3,804
23	Sysmex Corp.	2,172
89	T&D Holdings, Inc.	1,324
18	Tadano Ltd.	232
19	Taiheiyo Cement Corp.	597
33	Taisei Corp.	1,831
7	Taisho Pharmaceutical Holdings Co. Ltd.	790
23	Taiyo Nippon Sanso Corp.	351
18	Taiyo Yuden Co. Ltd.	535
28	Takara Holdings, Inc.	326
47	Takashimaya Co. Ltd.	392
121	Takeda Pharmaceutical Co. Ltd.	5,053
19	TDK Corp.	2,025
28	Teijin Ltd.	520
49	Terumo Corp.	2,683
18	THK Co. Ltd.	486
13	TIS, Inc.	622
32	Tobu Railway Co. Ltd.	940
37	Toda Corp.	323
18	Toho Co. Ltd.	535
14	Toho Gas Co. Ltd.	476
75	Tohoku Electric Power Co., Inc.	951
31	Tokai Carbon Co. Ltd.	568
8	Tokai Rika Co. Ltd.	165
36	Tokai Tokyo Financial Holdings, Inc.	206
104	Tokio Marine Holdings, Inc.	4,925
11	Tokuyama Corp.	346
6	Tokyo Broadcasting System Holdings, Inc.	124
7	Tokyo Century Corp.	381
247	Tokyo Electric Power Co. Holdings, Inc.(a)	1,178
24	Tokyo Electron Ltd.	4,107
66	Tokyo Gas Co. Ltd.	1,606
33	Tokyo Tatemono Co. Ltd.	442
78	Tokyu Corp.	1,339
81	Tokyu Fudosan Holdings Corp.	548
17	Topcon Corp.	293
6	Toppan Forms Co. Ltd.	61
83	Toppan Printing Co. Ltd.	637
240	Toray Industries, Inc.	1,856
900	Toshiba Corp.(a)	2,758
45	Tosoh Corp.	732
23	TOTO Ltd.	1,070
25	Toyo Seikan Group Holdings Ltd.	458
14	Toyo Suisan Kaisha Ltd.	505
16	Toyo Tire & Rubber Co. Ltd.	251
14	Toyobo Co. Ltd.	236
12	Toyoda Gosei Co. Ltd.	302
10	Toyota Boshoku Corp.	184
25	Toyota Industries Corp.	1,405
401	Toyota Motor Corp.	26,169

Schedule of Investments

35	Toyota Tsusho Corp.	$1,190
18	Trend Micro, Inc.	1,060
8	TS Tech Co. Ltd.	328
10	Tsumura & Co.	324
6	Tsuruha Holdings, Inc.	736
3	TV Asahi Holdings Corp.	60
17	Ube Industries Ltd.	455
8	Ulvac, Inc.	313
61	Unicharm Corp.	1,851
19	Ushio, Inc.	246
34	USS Co. Ltd.	643
10	Wacoal Holdings Corp.	275
8	Welcia Holdings Co. Ltd.	405
29	West Japan Railway Co.	2,021
207	Yahoo! Japan Corp.	786
19	Yakult Honsha Co. Ltd.	1,365
116	Yamada Denki Co. Ltd.	574
36	Yamaguchi Financial Group, Inc.	407
26	Yamaha Corp.	1,212
44	Yamaha Motor Co. Ltd.	1,156
56	Yamato Holdings Co. Ltd.	1,617
6	Yamato Kogyo Co. Ltd.	187
20	Yamazaki Baking Co. Ltd.	496
35	Yaskawa Electric Corp.	1,147
38	Yokogawa Electric Corp.	672
17	Yokohama Rubber Co. Ltd. (The)	362
8	Zenkoku Hosho Co. Ltd.	352
15	Zensho Holdings Co. Ltd.	334
23	Zeon Corp.	259

		602,083

	Jersey - 0.0%
15	Randgold Resources Ltd.	1,116

	Jordan - 0.0%
22	Hikma Pharmaceuticals PLC	473

	Kazakhstan - 0.0%
37	KAZ Minerals PLC(a)	411

	Luxembourg - 0.3%
95	Arcelormittal	3,058
2	Eurofins Scientific SE	1,092
72	L’Occitane International SA	126
6	RTL Group SA	448
56	SES SA FDR, Class A	1,120
74	Tenaris SA	1,353

		7,197

	Macau - 0.1%
265	Macau Legend Development Ltd.	47
118	MGM China Holdings Ltd.	254
380	Sands China Ltd.	1,956
296	SJM Holdings Ltd.	360
231	Wynn Macau Ltd.	680

		3,297

	Mexico - 0.0%
29	Fresnillo PLC	395

	Netherlands - 4.3%
15	Aalberts Industries NV	681
60	ABN AMRO Group NV CVA(b)	1,664
277	Aegon NV	1,829
40	Akzo Nobel NV	3,702
89	Altice NV, Class A(a)	297
13	Altice NV, Class B(a)	43
63	ASML Holding NV	13,526
22	ASR Nederland NV	986
13	Boskalis Westminster NV	399
17	Exor NV	1,119
13	Gemalto NV(a)	759
8	GrandVision NV(b)	184
17	Heineken Holding NV	1,644

38	Heineken NV	$3,848
617	ING Groep NV	9,459
196	Koninklijke Ahold Delhaize NV	4,989
28	Koninklijke DSM NV	2,986
489	Koninklijke KPN NV	1,416
146	Koninklijke Philips NV	6,413
10	Koninklijke Vopak NV	471
49	NN Group NV	2,168
15	OCI NV(a)	454
16	Randstad NV	1,016
718	Royal Dutch Shell PLC, Class A	24,629
585	Royal Dutch Shell PLC, Class B	20,500
18	Signifiy NV(b)	499
43	Wolters Kluwer NV	2,594

		108,275

	New Zealand - 0.2%
80	Air New Zealand Ltd.	177
147	Auckland International Airport Ltd.	668
114	Contact Energy Ltd.	449
89	Fisher & Paykel Healthcare Corp. Ltd.	897
170	Fletcher Building Ltd.	814
225	Kiwi Property Group Ltd.	207
108	Mercury NZ Ltd.	247
195	Meridian Energy Ltd.	417
65	Ryman Healthcare Ltd.	538
62	Sky Network Television Ltd.	114
106	SKYCITY Entertainment Group Ltd.	286
291	Spark New Zealand Ltd.	767
14	Xero Ltd.(a)	445

		6,026

	Norway - 0.7%
16	Aker BP ASA	573
171	DNB ASA	3,454
26	Gjensidige Forsikring ASA	418
64	Marine Harvest ASA	1,401
212	Norsk Hydro ASA	1,210
123	Orkla ASA	1,042
14	Schibsted ASA, Class B	455
13	Schibsted ASA, Class A	450
153	Statoil ASA	4,067
108	Telenor ASA	2,114
28	Yara International ASA	1,237

		16,421

	Portugal - 0.2%
360	EDP-Energias de Portugal SA	1,469
82	Galp Energia SGPS SA	1,688
39	Jeronimo Martins SGPS SA	581

		3,738

	Russia - 0.0%
73	Evraz PLC	534
41	Polymetal International PLC	357

		891

	Singapore - 1.2%
377	Ascendas Real Estate Investment Trust REIT	762
33	BOC Aviation Ltd.(b)	208
319	CapitaLand Commercial Trust Ltd. REIT	410
399	CapitaLand Ltd.	947
366	CapitaLand Mall Trust REIT	581
74	City Developments Ltd.	544
325	ComfortDelGro Corp. Ltd.	561
284	DBS Group Holdings Ltd.	5,581
100	Frasers Property Ltd.	124
916	Genting Singapore Ltd.	861
16	Jardine Cycle & Carriage Ltd.	395
227	Keppel Corp. Ltd.	1,146
100	M1 Ltd.	120
519	Oversea-Chinese Banking Corp. Ltd.	4,411
100	SATS Ltd.	381
144	Sembcorp Industries Ltd.	283
129	Sembcorp Marine Ltd.	173

Schedule of Investments

37	SIA Engineering Co. Ltd.	$81
81	Singapore Airlines Ltd.	587
130	Singapore Exchange Ltd.	711
240	Singapore Post Ltd.	236
253	Singapore Press Holdings Ltd.	541
242	Singapore Technologies Engineering Ltd.	608
1,180	Singapore Telecommunications Ltd.	2,783
91	StarHub Ltd.	115
401	Suntec Real Estate Investment Trust REIT	542
203	United Overseas Bank Ltd.	4,029
75	UOL Group Ltd.	395
40	Venture Corp. Ltd.	490
308	Wilmar International Ltd.	708
100	Wing Tai Holdings Ltd.	152

		29,466

	South Africa - 0.2%
156	Anglo American PLC	3,546
101	Investec PLC	731
62	Mediclinic International PLC	416

		4,693

	South Korea - 4.5%
5	Amorepacific Corp.	1,196
2	Amorepacific Corp. (Preference Shares)	256
5	AMOREPACIFIC Group	428
1	BGF Co. Ltd.	9
1	BGF Retail Co. Ltd.	151
46	BNK Financial Group, Inc.	369
7	Celltrion Healthcare Co. Ltd.(a)	571
12	Celltrion, Inc.(a)	2,912
11	Cheil Worldwide, Inc.	199
1	CJ CheilJedang Corp.	302
1	CJ CheilJedang Corp. (Preference Shares)	116
2	CJ Corp.	251
1	CJ Logistics Corp.(a)	135
8	Coway Co. Ltd.	671
4	Daelim Industrial Co. Ltd.	280
28	Daewoo Engineering & Construction Co. Ltd.(a)	142
7	DB Insurance Co. Ltd.	404
24	DGB Financial Group, Inc.	201
5	Dongsuh Cos., Inc.	114
2	Doosan Corp.	186
10	Doosan Heavy Industries & Construction Co. Ltd.(a)	135
21	Doosan Infracore Co. Ltd.(a)	189
3	E-MART, Inc.	586
7	GS Engineering & Construction Corp.	283
8	GS Holdings Corp.	385
4	GS Retail Co. Ltd.	119
46	Hana Financial Group, Inc.	1,846
12	Hankook Tire Co. Ltd.	476
1	Hanmi Pharm Co. Ltd.	379
2	Hanmi Science Co. Ltd.	124
25	Hanon Systems	239
2	Hanssem Co. Ltd.	172
6	Hanwha Aerospace Co. Ltd.(a)	121
13	Hanwha Chemical Corp.	246
8	Hanwha Corp.	230
9	Hanwha Corp. (Preference Shares)	122
38	Hanwha Life Insurance Co. Ltd.	176
5	HDC Hyundai Development Co-Engineering & Construction(a)	257
5	Hite Jinro Co. Ltd.	81
5	Hotel Shilla Co. Ltd.	446
1	Hyosung Corp.	40
1	Hyosung Heavy Industries Corp.(a)	47
1	Hyundai Construction Equipment Co. Ltd.(a)	119
2	Hyundai Department Store Co. Ltd.	176
3	Hyundai Development Co.-Engineering & Construction	71
1	Hyundai Electric & Energy System Co. Ltd.(a)	57

11	Hyundai Engineering & Construction Co. Ltd.	$575
3	Hyundai Glovis Co. Ltd.	367
6	Hyundai Heavy Industries Co. Ltd.(a)	571
2	Hyundai Heavy Industries Holdings Co. Ltd.(a)	600
10	Hyundai Marine & Fire Insurance Co. Ltd.	328
2	Hyundai Mipo Dockyard Co. Ltd.(a)	167
10	Hyundai Mobis Co. Ltd.	2,038
21	Hyundai Motor Co.	2,431
6	Hyundai Motor Co. (2nd Preference Shares)	470
4	Hyundai Motor Co. (Preference Shares)	293
12	Hyundai Steel Co.	576
2	Hyundai Wia Corp.	84
42	Industrial Bank of Korea	588
7	Kakao Corp.	704
17	Kangwon Land, Inc.	395
62	KB Financial Group, Inc.	2,971
1	KCC Corp.	303
3	KEPCO Plant Service & Engineering Co. Ltd.	92
41	Kia Motors Corp.	1,162
10	Korea Aerospace Industries Ltd.(a)	314
40	Korea Electric Power Corp.	1,191
4	Korea Gas Corp.(a)	208
6	Korea Investment Holdings Co. Ltd.	383
1	Korea Zinc Co. Ltd.	369
8	Korean Air Lines Co. Ltd.	209
17	KT&G Corp.	1,679
3	Kumho Petrochemical Co. Ltd.	303
7	LG Chem Ltd.	2,347
1	LG Chem Ltd. (Preference Shares)	193
14	LG Corp.	944
35	LG Display Co. Ltd.	665
17	LG Electronics, Inc.	1,137
3	LG Electronics, Inc. (Preference Shares)	82
2	LG Hausys Ltd.	120
1	LG Household & Health Care Ltd.	1,082
1	LG Household & Health Care Ltd. (Preference Shares)	594
31	LG Uplus Corp.	427
2	Lotte Chemical Corp.	643
5	Lotte Corp.(a)	235
3	LOTTE Fine Chemical Co. Ltd.	165
2	Lotte Shopping Co. Ltd.	368
3	LS Corp.	201
5	Mando Corp.	187
66	Mirae Asset Daewoo Co. Ltd.	480
4	NAVER Corp.	2,560
3	NCSoft Corp.	1,034
3	Netmarble Corp.(b)	388
20	NH Investment & Securities Co. Ltd.	232
3	NHN Entertainment Corp.(a)	168
1	Nongshim Co. Ltd.	263
3	OCI Co. Ltd.	265
3	Orion Corp.	358
1	Ottogi Corp.	788
7	Paradise Co. Ltd.	110
10	POSCO	2,954
8	POSCO Daewoo Corp.	137
3	S-1 Corp.	233
2	Samsung Biologics Co. Ltd.(a)(b)	667
11	Samsung C&T Corp.	1,214
5	Samsung Card Co. Ltd.	158
8	Samsung Electro-Mechanics Co. Ltd.	1,098
734	Samsung Electronics Co. Ltd.	30,347
127	Samsung Electronics Co. Ltd. (Preference Shares)	4,343
25	Samsung Engineering Co. Ltd.(a)	380
5	Samsung Fire & Marine Insurance Co. Ltd.	1,220
1	Samsung Fire & Marine Insurance Co. Ltd. (Preference Shares)	165

Schedule of Investments

62	Samsung Heavy Industries Co. Ltd.(a)	$359
10	Samsung Life Insurance Co. Ltd.	861
8	Samsung SDI Co. Ltd.	1,638
5	Samsung SDS Co. Ltd.	936
10	Samsung Securities Co., Ltd.	291
68	Shinhan Financial Group Co. Ltd.	2,647
1	Shinsegae, Inc.	297
8	SillaJen, Inc.(a)	373
5	SK Holdings Co. Ltd.	1,178
81	SK Hynix, Inc.	6,249
9	SK Innovation Co. Ltd.	1,597
24	SK Networks Co. Ltd.	101
4	SK Telecom Co. Ltd.	896
3	SKC Co. Ltd.	115
6	S-Oil Corp.	630
80	Woori Bank	1,209
1	Yuhan Corp.	199

		113,914

	Spain - 2.9%
4	Acciona SA	344
22	Acerinox SA	319
39	ACS Actividades de Construccion y Servicios SA	1,712
10	Aena SME SA(b)	1,818
64	Amadeus IT Group SA	5,466
1,031	Banco Bilbao Vizcaya Argentaria SA	7,583
889	Banco de Sabadell SA	1,486
2,483	Banco Santander SA	14,002
210	Bankia SA	828
109	Bankinter SA	1,054
570	CaixaBank SA	2,639
24	Cellnex Telecom SA(b)	638
3	Corp. Financiera Alba SA	173
97	Distribuidora Internacional de Alimentacion SA	217
39	EDP Renovaveis SA	403
36	Enagas SA	1,008
50	Endesa SA	1,157
77	Ferrovial SA	1,593
49	Gas Natural SDG SA	1,329
52	Grifols SA	1,512
41	Grifols SA (Preference Shares), Class B	864
7	Grupo Catalana Occidente SA	299
966	Iberdrola SA	7,516
167	Industria de Diseno Textil SA	5,481
157	Mapfre SA	494
29	Mediaset Espana Comunicacion SA	229
53	MERLIN Properties SOCIMI SA REIT	784
68	Red Electrica Corp. SA	1,443
189	Repsol SA	3,754
36	Siemens Gamesa Renewable Energy SA	509
718	Telefonica SA	6,461
28	Zardoya Otis SA	268

		73,383

	Sweden - 2.5%
50	Alfa Laval AB	1,375
148	Assa Abloy AB, Class B	2,937
100	Atlas Copco AB, Class A	2,866
60	Atlas Copco AB, Class B	1,574
43	Boliden AB	1,282
35	Electrolux AB, Series B	822
100	Epiroc AB(a)	1,198
60	Epiroc AB(a)	636
94	Essity AB, Class B	2,353
15	Fastighets AB Balder, Class B(a)	437
150	Hennes & Mauritz AB, Class B	2,335
40	Hexagon AB, Class B	2,441
59	Husqvarna AB, Class B	467
12	ICA Gruppen AB	398
33	Industrivarden AB, Class A	723
27	Industrivarden AB, Class C	570
19	Investment AB Latour, Class B	212

72	Investor AB, Class B	$3,142
37	Kinnevik AB, Class B	1,279
12	L E Lundbergforetagen AB, Class B	393
28	Lundin Petroleum AB	924
504	Nordea Bank AB	5,364
7	Saab AB, Class B	323
170	Sandvik AB	3,112
51	Securitas AB, Class B	919
227	Skandinaviska Enskilda Banken AB, Class A	2,431
10	Skandinaviska Enskilda Banken AB, Class C	110
56	Skanska AB, Class B	1,055
60	SKF AB, Class B	1,235
94	Svenska Cellulosa AB SCA, Class B	974
232	Svenska Handelsbanken AB, Class A	2,869
9	Svenska Handelsbanken AB, Class B	114
166	Swedbank AB, Class A	3,933
29	Swedish Match AB	1,587
55	Tele2 AB, Class B	739
19	Telefonaktiebolaget LM Ericsson, Class A	150
469	Telefonaktiebolaget LM Ericsson, Class B	3,677
436	Telia Co. AB	2,099
39	Trelleborg AB, Class B	812
242	Volvo AB, Class B	4,246

		64,113

	Switzerland - 8.0%
276	ABB Ltd.	6,331
26	Adecco Group AG	1,602
13	Aryzta AG	184
7	Baloise Holding AG	1,094
1	Banque Cantonale Vaudoise	749
1	Barry Callebaut AG	1,707
79	Cie Financiere Richemont SA	6,942
33	Clariant AG	790
31	Coca-Cola HBC AG	1,112
391	Credit Suisse Group AG	6,307
4	DKSH Holding AG	293
5	Dufry AG	662
1	EMS-Chemie Holding AG	641
37	Ferguson PLC	2,917
3	Flughafen Zurich AG	629
6	Geberit AG	2,677
1	Georg Fischer AG	1,291
1	Givaudan SA	2,346
1,812	Glencore PLC	7,951
1	Helvetia Holding AG	592
34	Julius Baer Group Ltd.	1,870
8	Kuehne + Nagel International AG	1,280
76	LafargeHolcim Ltd.	3,888
23	Logitech International SA	1,013
12	Lonza Group AG	3,701
478	Nestle SA	38,964
340	Novartis AG	28,587
30	OC Oerlikon Corp. AG	467
4	Pargesa Holding SA	335
3	Partners Group Holding AG	2,280
6	PSP Swiss Property AG	565
109	Roche Holding AG	26,760
4	Roche Holding AG-BR	992
3	Schindler Holding AG	679
6	Schindler Holding AG-PC	1,399
1	SGS SA	2,612
19	Sika AG	2,704
8	Sonova Holding AG	1,477
99	STMicroelectronics NV	2,155
2	Straumann Holding AG	1,556
2	Sulzer AG	245
7	Swatch Group AG (The)	577
5	Swatch Group AG (The)-BR	2,247
6	Swiss Life Holding AG	2,156
11	Swiss Prime Site AG	1,009

Schedule of Investments

50	Swiss RE AG	$4,585
4	Swisscom AG	1,880
9	Temenos Group AG	1,450
545	UBS Group AG	8,982
8	Vifor Pharma AG	1,517
24	Zurich Insurance Group AG	7,387

		202,136

	Taiwan - 0.0%
160	FIT HON Teng Ltd.(b)	68

	United Arab Emirates - 0.0%
13	NMC Health PLC	647

	United Kingdom - 13.9%
151	3i Group PLC	1,877
32	Admiral Group PLC	832
61	Ashmore Group PLC	292
79	Ashtead Group PLC	2,426
55	Associated British Foods PLC	1,771
197	AstraZeneca PLC	15,156
149	Auto Trader Group PLC(b)	831
610	Aviva PLC	4,001
130	B&M European Value Retail SA	704
40	Babcock International Group PLC	375
505	BAE Systems PLC	4,327
2,694	Barclays PLC	6,854
159	Barratt Developments PLC	1,114
20	Bellway PLC	765
20	Berkeley Group Holdings PLC (The)	979
3,049	BP PLC	22,929
354	British American Tobacco PLC	19,508
163	British Land Co. PLC (The) REIT	1,412
1,329	BT Group PLC	4,071
53	Bunzl PLC	1,575
68	Burberry Group PLC	1,879
219	Capita PLC	465
116	Capital & Counties Properties PLC	419
887	Centrica PLC	1,731
152	CNH Industrial NV, Class A	1,785
380	Cobham PLC(a)	623
251	Compass Group PLC	5,398
208	Convatec Group PLC(b)	598
20	Croda International PLC	1,348
140	CYBG PLC	635
14	DCC PLC	1,295
16	Derwent London PLC REIT	655
375	Diageo PLC	13,783
218	Direct Line Insurance Group PLC	983
158	Dixons Carphone PLC	367
196	DS Smith PLC	1,296
35	easyJet PLC	743
140	Experian PLC	3,442
173	Fiat Chrysler Automobiles NV(a)	2,955
246	G4S PLC	891
765	GlaxoSmithKline PLC	15,871
60	Halma PLC	1,107
126	Hammerson PLC REIT	862
39	Hargreaves Lansdown PLC	1,062
43	Hiscox Ltd.	901
95	Howden Joinery Group PLC	595
3,133	HSBC Holdings PLC	30,021
43	IMI PLC	701
151	Imperial Brands PLC	5,788
66	Inchcape PLC	611
198	Informa PLC	2,050
72	Inmarsat PLC	538
30	InterContinental Hotels Group PLC	1,852
165	International Consolidated Airlines Group SA	1,537
26	Intertek Group PLC	2,005
141	Intu Properties PLC REIT	323
591	ITV PLC	1,278

256	J Sainsbury PLC	$1,098
104	John Wood Group PLC	886
30	Johnson Matthey PLC	1,480
91	Just Eat PLC(a)	947
348	Kingfisher PLC	1,354
113	Land Securities Group PLC REIT	1,397
939	Legal & General Group PLC	3,236
11,321	Lloyds Banking Group PLC	9,264
50	London Stock Exchange Group PLC	2,884
258	Marks & Spencer Group PLC	1,042
123	Meggitt PLC	920
659	Melrose Industries PLC	1,866
111	Merlin Entertainments PLC(b)	573
69	Micro Focus International PLC	1,131
58	Mondi PLC	1,595
513	National Grid PLC	5,473
22	Next PLC	1,713
115	Pearson PLC	1,395
66	Pennon Group PLC	651
49	Persimmon PLC	1,595
403	Prudential PLC	9,542
251	Quilter PLC(a)(b)	509
98	Reckitt Benckiser Group PLC	8,738
132	RELX NV	2,872
159	RELX PLC	3,467
292	Rentokil Initial PLC	1,300
15	Rightmove PLC	958
261	Rolls-Royce Holdings PLC	3,393
662	Royal Bank of Scotland Group PLC(a)	2,218
145	Royal Mail PLC	892
65	RPC Group PLC	695
162	RSA Insurance Group PLC	1,369
172	Sage Group PLC (The)	1,403
18	Schroders PLC	735
158	Segro PLC REIT	1,378
37	Severn Trent PLC	939
164	Sky PLC	3,277
139	Smith & Nephew PLC	2,408
63	Smiths Group PLC	1,334
12	Spirax-Sarco Engineering PLC	1,093
159	SSE PLC	2,607
83	St. James’s Place PLC	1,313
428	Standard Chartered PLC	3,863
430	Standard Life Aberdeen PLC	1,762
74	Tate & Lyle PLC	606
515	Taylor Wimpey PLC	1,182
73	TechnipFMC PLC	2,363
1,520	Tesco PLC	5,190
40	Travis Perkins PLC	628
235	Unilever NV CVA	13,539
177	Unilever PLC	10,111
108	United Utilities Group PLC	1,019
4,188	Vodafone Group PLC	10,218
35	Weir Group PLC (The)	895
29	Whitbread PLC	1,489
136	William Hill PLC	531
342	WM Morrison Supermarkets PLC	1,172
196	WPP PLC	3,065

		350,765

	United States - 0.5%
28	Carnival PLC	1,625
35	Qiagen NV	1,269
203	Samsonite International SA(b)	768
141	Shire PLC	8,048
26	Sims Metal Management Ltd.	332

		12,042

	Total Common Stocks & Other Equity Interests (Cost $2,500,817)	2,521,708

Schedule of Investments

	Money Market Fund - 0.0%
529	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(d) (Cost $529)	$529

	Total Investments in Securities (Cost $2,501,346) - 99.9%	2,522,237
	Other assets less liabilities - 0.1%	2,316

	Net Assets - 100.0%	$2,524,553

Investment Abbreviations:

BR - Bearer Shares

CVA - Dutch Certificates

FDR - Fiduciary Depositary Receipt

PC - Participation Certificate

REIT - Real Estate Investment Trust

RSP - Registered Savings Plan Shares

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2018 was $21,281, which represented less than 1% of the Fund’s Net Assets.

(c)	Security valued using significant unobservable inputs (Level 3). See Additional Valuation Information.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.6%
	Brazil - 7.7%
90	AES Tiete Energia SA	$242
77	Alpargatas SA (Preference Shares)	261
2,274	Ambev SA	11,749
172	Atacadao Distribuicao Comercio E Industria Ltda	716
54	Azul SA (Preference Shares)(a)	347
80	B2W Cia Digital(a)	599
1,029	B3 SA - Brasil Bolsa Balcao	6,516
467	Banco Bradesco SA	3,466
1,752	Banco Bradesco SA (Preference Shares)	14,238
105	Banco BTG Pactual SA	553
589	Banco do Brasil SA	5,096
94	Banco do Estado do Rio Grande do SUL SA (Preference Shares), Class B	394
195	Banco Santander Brasil SA	1,894
366	BB Seguridade Participacoes SA	2,386
383	BR Malls Participacoes SA(a)	1,014
105	Bradespar SA (Preference Shares)	911
104	Braskem SA (Preference Shares), Class A	1,515
285	BRF SA(a)	1,718
605	CCR SA	1,696
170	Centrais Eletricas Brasileiras SA(a)	782
132	Centrais Eletricas Brasileiras SA (Preference Shares), Class B(a)	677
86	Cia Brasileira de Distribuicao (Preference Shares), Class A	1,904
10	Cia de Gas de Sao Paulo - COMGAS (Preference Shares), Class A	159
189	Cia de Saneamento Basico do Estado de Sao Paulo	1,258
28	Cia de Transmissao de Energia Electrica Paulista (Preference Shares)	457
40	Cia Energetica de Minas Gerais, Class A	77
526	Cia Energetica de Minas Gerais (Preference Shares)	1,152
12	Cia Paranaense de Energia	61
59	Cia Paranaense de Energia (Preference Shares), Class B	322
325	Cia Siderurgica Nacional SA(a)	794
603	Cielo SA	2,303
89	Cosan SA	874
172	EDP - Energias do Brasil SA	625
378	Embraer SA	1,937
97	Energisa SA	783
81	Engie Brasil Energia SA	806
94	Equatorial Energia SA	1,533
139	Estacio Participacoes SA	960
119	Fibria Celulose SA	2,344
113	Fleury SA	824
524	Gerdau SA (Preference Shares)	2,327
144	Grendene SA	299
4	Guararapes Confeccoes SA	102
209	Hypera SA	1,544
51	IRB Brasil Resseguros S/A	725
1,637	Itau Unibanco Holding SA (Preference Shares)	19,609
2,288	Itausa - Investimentos Itau SA (Preference Shares)	6,346
373	Klabin SA	2,006
746	Kroton Educacional SA	2,244

257	Localiza Rent A Car SA	$1,625
128	Lojas Americanas SA	467
368	Lojas Americanas SA (Preference Shares)	1,777
383	Lojas Renner SA	3,148
49	M Dias Branco SA	500
40	Magazine Luiza SA	1,408
156	Multiplan Empreendimentos Imobiliarios SA	834
26	Multiplus SA	192
84	Natura Cosmeticos SA	651
154	Odontoprev SA	546
159	Petrobras Distribuidora SA	825
1,550	Petroleo Brasileiro SA(a)	9,052
2,077	Petroleo Brasileiro SA (Preference Shares)(a)	10,903
55	Porto Seguro SA	726
129	Qualicorp Consultoria e Corretora de Seguros SA	689
117	Raia Drogasil SA	2,316
573	Rumo SA(a)	2,265
98	Sao Martinho SA	509
34	Smiles Fidelidade SA	463
128	Sul America SA	752
237	Suzano Papel E Celulose SA	2,811
225	Telefonica Brasil SA (Preference Shares)	2,459
448	TIM Participacoes SA	1,479
110	Transmissora Alianca de Energia Eletrica SA	592
215	Ultrapar Participacoes SA	2,326
220	Usinas Siderurgicas de Minas Gerais SA (Preference Shares), Class A	519
1,830	Vale SA	26,715
68	Via Varejo SA	385
342	WEG SA	1,685

		189,764

	Chile - 1.3%
1,563	AES Gener SA	414
1,561	Aguas Andinas SA, Class A	906
14,771	Banco de Chile	2,292
20	Banco de Credito e Inversiones SA	1,377
33,541	Banco Santander Chile	2,756
723	Cencosud SA	1,974
79	Cia Cervecerias Unidas SA	1,071
3,182	Colbun SA	708
100	Embotelladora Andina SA (Preference Shares), Class B	415
76	Empresa Nacional de Telecomunicaciones SA	715
571	Empresas CMPC SA	2,303
257	Empresas COPEC SA	4,111
13,861	Enel Americas SA	2,440
12,135	Enel Chile SA	1,285
261	Engie Energia Chile SA	530
77,427	Itau CorpBanca	816
161	Latam Airlines Group SA	1,827
337	Parque Arauco SA	947
330	S.A.C.I. Falabella	3,059
51	Sociedad Quimica y Minera de Chile SA (Preference Shares), Series B	2,456
267	SONDA SA	406

		32,808

	China - 33.1%
494	3SBio, Inc.(b)	1,054
50	58.com, Inc., Class A ADR(a)	3,363
759	Agile Group Holdings Ltd.	1,166
15,844	Agricultural Bank of China Ltd., H-Shares	7,672
988	Air China Ltd., H-Shares	909
566	Alibaba Group Holding Ltd. ADR(a)	105,972
1,577	Alibaba Health Information Technology Ltd.(a)	1,616
2,138	Aluminum Corp. of China Ltd., H-Shares(a)	973
631	Angang Steel Co. Ltd., H-Shares	669

Schedule of Investments

614	Anhui Conch Cement Co. Ltd., H-Shares	$3,932
287	Anhui Expressway Co. Ltd., H-Shares	169
68	Anhui Gujing Distillery Co. Ltd., Class B	483
617	ANTA Sports Products Ltd.	3,145
29	Autohome, Inc., Class A ADR	2,806
1,172	AviChina Industry & Technology Co. Ltd., H-Shares	720
795	Baic Motor Corp. Ltd., H-Shares(b)	661
146	Baidu, Inc. ADR(a)	36,088
40,057	Bank of China Ltd., H-Shares	18,785
4,006	Bank of Communications Co. Ltd., H-Shares	2,889
1,359	BBMG Corp., H-Shares	535
916	Beijing Capital International Airport Co. Ltd., H-Shares	1,041
257	Beijing Enterprises Holdings Ltd.	1,249
2,242	Beijing Enterprises Water Group Ltd.	1,223
1,174	Beijing Jingneng Clean Energy Co. Ltd., H-Shares	262
403	Beijing North Star Co. Ltd., H-Shares	131
200	Bengang Steel Plates Co. Ltd., Class B	73
530	BOE Technology Group Co. Ltd., Class A	223
1,413	Brilliance China Automotive Holdings Ltd.	1,844
372	BYD Co. Ltd., H-Shares	2,105
449	BYD Electronic International Co. Ltd.	524
381	CAR, Inc.(a)	378
683	Central China Securities Co. Ltd., H-Shares(b)	193
6,053	CGN Power Co. Ltd., H-Shares(b)	1,604
1,220	China Agri-Industries Holdings Ltd.	484
1,070	China BlueChemical Ltd., H-Shares	397
4,787	China Cinda Asset Management Co. Ltd., H-Shares	1,342
4,252	China CITIC Bank Corp. Ltd., H-Shares	2,726
1,217	China Coal Energy Co. Ltd., H-Shares	510
2,401	China Communications Construction Co. Ltd., H-Shares	2,653
1,197	China Communications Services Corp. Ltd., H-Shares	758
854	China Conch Venture Holdings Ltd.	3,216
46,854	China Construction Bank Corp., H-Shares	42,453
1,848	China Dongxiang Group Co. Ltd.	306
910	China Eastern Airlines Corp. Ltd., H-Shares	567
1,681	China Everbright Bank Co. Ltd., H-Shares	737
1,346	China Everbright International Ltd.	1,640
403	China Everbright Ltd.	712
1,533	China Evergrande Group(a)	4,229
413	China Foods Ltd.	215
2,002	China Galaxy Securities Co. Ltd., H-Shares	1,036
5,254	China Huarong Asset Management Co. Ltd., H-Shares(b)	1,339
408	China International Capital Corp. Ltd., H-Shares(b)	703
252	China International Marine Containers Group Co. Ltd., H-Shares	290
3,113	China Jinmao Holdings Group Ltd.	1,496
3,915	China Life Insurance Co. Ltd., H-Shares	9,769
86	China Literature Ltd.(a)(b)	719
1,831	China Longyuan Power Group Corp., H-Shares	1,706
552	China Machinery Engineering Corp., H-Shares	295
672	China Medical System Holdings Ltd.	1,149
1,993	China Merchants Bank Co. Ltd., H-Shares	7,784
690	China Merchants Port Holdings Co. Ltd.	1,428
530	China Merchants Securities Co. Ltd., H-Shares(b)	677
3,258	China Minsheng Banking Corp. Ltd., H-Shares	2,412
2,783	China Mobile Ltd.	25,109
2,133	China Molybdenum Co. Ltd., H-Shares	1,087

31	China National Accord Medicines Corp. Ltd., Class B	$117
2,061	China National Building Material Co. Ltd., H-Shares	2,235
871	China Oilfield Services Ltd., H-Shares	799
2,015	China Overseas Land & Investment Ltd.	6,330
1,357	China Pacific Insurance (Group) Co. Ltd., H-Shares	5,292
13,413	China Petroleum & Chemical Corp. (Sinopec), H-Shares	12,939
2,499	China Power International Development Ltd.	621
940	China Railway Construction Corp. Ltd., H-Shares	1,134
2,074	China Railway Group Ltd., H-Shares	1,800
910	China Railway Signal & Communication Corp. Ltd., H-Shares(b)	645
3,217	China Reinsurance Group Corp., H-Shares	672
817	China Resources Beer Holdings Co. Ltd.	3,675
853	China Resources Cement Holdings Ltd.	972
434	China Resources Gas Group Ltd.	2,057
1,403	China Resources Land Ltd.	5,131
898	China Resources Pharmaceutical Group Ltd.(b)	1,307
965	China Resources Power Holdings Co. Ltd.	1,862
1,779	China Shenhua Energy Co. Ltd., H-Shares	4,013
1,400	China South City Holdings Ltd.	271
1,029	China Southern Airlines Co. Ltd., H-Shares	725
878	China State Construction International Holdings Ltd.	1,046
741	China Taiping Insurance Holdings Co. Ltd.	2,535
7,150	China Telecom Corp. Ltd., H-Shares	3,380
1,225	China Traditional Chinese Medicine Holdings Co. Ltd.	902
3,072	China Unicom Hong Kong Ltd.	3,786
674	China Vanke Co. Ltd., H-Shares	2,152
809	China Zhongwang Holdings Ltd.	396
400	Chongqing Changan Automobile Co. Ltd., Class B	349
1,514	Chongqing Rural Commercial Bank Co. Ltd., H-Shares	924
1,761	CIFI Holdings Group Co. Ltd.	1,145
335	CIMC Enric Holdings Ltd.	305
2,543	CITIC Ltd.	3,591
1,417	CITIC Resources Holdings Ltd.	157
1,165	CITIC Securities Co. Ltd., H-Shares	2,325
8,361	CNOOC Ltd.	13,979
2,169	COSCO SHIPPING Development Co. Ltd., H-Shares(a)	346
753	COSCO SHIPPING Energy Transportation Co. Ltd., H-Shares	327
1,452	COSCO SHIPPING Holdings Co. Ltd., H-Shares(a)	607
1,003	COSCO SHIPPING Ports Ltd.	942
3,884	Country Garden Holdings Co. Ltd.	6,019
460	Country Garden Services Holdings Co. Ltd.(a)	752
2,058	CRRC Corp. Ltd., H-Shares	1,804
524	CSC Financial Co. Ltd., H-Shares(a)(b)	355
575	CSG Holding Co. Ltd., Class B	229
2,302	CSPC Pharmaceutical Group Ltd.	6,014
144	CSSC Offshore and Marine Engineering Group Company Ltd., H-Shares(a)	149
201	Ctrip.com International Ltd. ADR(a)	8,271
973	Dali Foods Group Co. Ltd.(b)	816
990	Dalian Port PDA Co. Ltd., H-Shares	141
1,647	Datang International Power Generation Co. Ltd., H-Shares	476
400	Dazhong Transportation Group Co. Ltd., Class B	177
197	Dongfang Electric Corp. Ltd., H-Shares(a)	123
1,441	Dongfeng Motor Group Co. Ltd., H-Shares	1,445

Schedule of Investments

376	ENN Energy Holdings Ltd.	$3,826
134	Everbright Securities Co. Ltd., H-Shares(b)	149
1,139	Far East Horizon Ltd.	1,097
110	Foshan Electrical and Lighting Co. Ltd., Class B	63
1,221	Fosun International Ltd.	2,231
275	Fuyao Glass Industry Group Co. Ltd., H-Shares(b)	997
7,288	GCL-Poly Energy Holdings Ltd.(a)	641
2,548	Geely Automobile Holdings Ltd.	5,812
394	Genscript Biotech Corp.(a)	964
859	GF Securities Co. Ltd., H-Shares	1,202
6,422	GOME Retail Holdings Ltd.(a)	679
1,547	Great Wall Motor Co. Ltd., H-Shares	1,110
441	Greentown China Holdings Ltd.	519
400	Guangdong Electric Power Development Co. Ltd., Class B	153
1,539	Guangdong Investment Ltd.	2,652
832	Guangshen Railway Co. Ltd., H-Shares	426
1,680	Guangzhou Automobile Group Co. Ltd., H-Shares	1,576
128	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., H-Shares	545
559	Guangzhou R&F Properties Co. Ltd., H-Shares	1,004
408	Guotai Junan Securities Co. Ltd., H-Shares(b)	846
278	Haitian International Holdings Ltd.	655
1,850	Haitong Securities Co. Ltd., H-Shares	1,867
87	Health and Happiness H&H International Holdings Ltd.(a)	646
371	Hengan International Group Co. Ltd.	3,302
10,886	HengTen Networks Group Ltd.(a)	347
361	Hopson Development Holdings Ltd.	303
200	Huadian Energy Co. Ltd., Class B(a)	64
1,493	Huadian Fuxin Energy Corp. Ltd., H-Shares	354
938	Huadian Power International Corp. Ltd., H-Shares	440
2,293	Huaneng Power International, Inc., H-Shares	1,721
2,463	Huaneng Renewables Corp. Ltd., H-Shares	917
866	Huatai Securities Co. Ltd., H-Shares(a)(b)	1,362
54	Huazhu Group Ltd. ADR	2,161
41,110	Industrial & Commercial Bank of China Ltd., H-Shares	30,438
500	Inner Mongolia Yitai Coal Co. Ltd., Class B	658
415	JD.Com, Inc., Class A ADR(a)	14,882
48	Jiangling Motors Corp. Ltd., Class B	60
587	Jiangsu Expressway Co. Ltd., H-Shares	714
573	Jiangxi Copper Co. Ltd., H-Shares	723
100	Jinzhou Port Co. Ltd., Class B	40
379	Kingboard Chemical Holdings Ltd.	1,321
479	Kingsoft Corp. Ltd.	1,160
1,509	Kunlun Energy Co. Ltd.	1,304
609	KWG Property Holding Ltd.	692
100	Lao Feng Xiang Co. Ltd., Class B	314
706	Lee & Man Paper Manufacturing Ltd.	686
226	Legend Holdings Corp., H-Shares(b)	674
4,039	Lenovo Group Ltd.	2,239
773	Li Ning Co. Ltd.(a)	842
74	Livzon Pharmaceutical Group, Inc., H-Shares	348
478	Logan Property Holdings Co. Ltd.	598
764	Longfor Properties Co. Ltd.	2,147
800	Luye Pharma Group Ltd.	778
1,007	Maanshan Iron & Steel Co. Ltd., H-Shares	538
786	Meitu, Inc.(a)(b)	606
1,667	Metallurgical Corp. of China Ltd., H-Shares	489
52	Momo, Inc., Class A ADR(a)	2,133
38	NetEase, Inc. ADR	9,804
473	New China Life Insurance Co. Ltd., H-Shares	2,176

72	New Oriental Education & Technology Group, Inc. ADR	$6,195
476	Orient Securities Co. Ltd., H-Shares(b)	347
4,257	People’s Insurance Co. Group of China Ltd. (The), H-Shares	1,899
10,946	PetroChina Co. Ltd., H-Shares	8,355
3,502	PICC Property & Casualty Co. Ltd., H-Shares	3,950
2,626	Ping An Insurance Group Co. of China Ltd., H-Shares	24,362
1,105	Poly Property Group Co. Ltd.	441
3,004	Postal Savings Bank of China Co. Ltd., H-Shares(b)	2,014
315	Red Star Macalline Group Corp. Ltd., H-Shares(b)	371
253	Shandong Chenming Paper Holdings Ltd., Class B(a)	334
280	Shandong Chenming Paper Holdings Ltd., H-Shares	237
968	Shandong Weigao Group Medical Polymer Co. Ltd., H-Shares	740
100	Shanghai Bailian Group Co. Ltd., Class B	114
100	Shanghai Baosight Software Co. Ltd., Class B	186
200	Shanghai Chlor-Alkali Chemical Co. Ltd., Class B	129
1,641	Shanghai Electric Group Co. Ltd., H-Shares	550
259	Shanghai Fosun Pharmaceutical Group Co. Ltd., H-Shares	1,236
200	Shanghai Haixin Group Co., Class B	99
100	Shanghai Huayi Group Corp. Ltd., Class B	90
265	Shanghai Industrial Holdings Ltd.	618
100	Shanghai Jinjiang International Hotels Development Co. Ltd., Class B	226
100	Shanghai Jinjiang International Industrial Investment Co. Ltd., Class B	104
147	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	179
500	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	696
100	Shanghai Mechanical and Electrical Industry Co. Ltd., Class B	179
455	Shanghai Pharmaceuticals Holding Co. Ltd., H-Shares	1,206
200	Shanghai Shibei Hi-Tech Co. Ltd., Class B	77
100	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class B	140
400	Shanghai Zhenhua Heavy Industries Co. Ltd., Class B(a)	188
409	Shenzhen Expressway Co. Ltd., H-Shares	370
410	Shenzhen International Holdings Ltd.	756
1,744	Shenzhen Investment Ltd.	629
373	Shenzhou International Group Holdings Ltd.	4,575
652	Shimao Property Holdings Ltd.	1,849
520	Sichuan Expressway Co. Ltd., H-Shares	166
2,369	Sihuan Pharmaceutical Holdings Group Ltd.	510
32	SINA Corp.(a)	2,575
3,329	Sino Biopharmaceutical Ltd.	4,548
1,024	Sinofert Holdings Ltd.(a)	127
1,556	Sino-Ocean Group Holding Ltd.	878
702	Sinopec Engineering Group Co. Ltd., H-Shares	716
1,220	Sinopec Oilfield Service Corp., H-Shares(a)	166
1,895	Sinopec Shanghai Petrochemical Co. Ltd., H-Shares	1,137
556	Sinopharm Group Co. Ltd., H-Shares	2,352
1,019	Sinotrans Ltd., H-Shares	471
385	Sinotruk Hong Kong Ltd.	546
1,087	SOHO China Ltd.	511
1,148	Sunac China Holdings Ltd.	3,731
343	Sunny Optical Technology Group Co. Ltd.	5,660

Schedule of Investments

149	TAL Education Group ADR(a)	$4,767
2,995	Tencent Holdings Ltd.	135,568
197	Tianjin Capital Environmental Protection Group Co. Ltd., H-Shares(a)	89
548	TravelSky Technology Ltd., H-Shares	1,554
204	Tsingtao Brewery Co. Ltd., H-Shares	1,091
223	Vipshop Holdings Ltd., Class A ADR(a)	2,152
20	Weibo Corp., Class A ADR(a)	1,655
1,053	Weichai Power Co. Ltd., H-Shares	1,284
100	Weifu High-Technology Group Co. Ltd., Class B	206
233	Wuxi Biologics Cayman, Inc.(a)(b)	2,369
55	Wuxi Little Swan Co. Ltd., Class B	293
1,000	Xiaomi Corp.(a)(b)	2,243
256	Xinhua Winshare Publishing and Media Co. Ltd., H-Shares	172
320	Xinjiang Goldwind Science & Technology Co. Ltd., H-Shares	407
1,192	Yangzijiang Shipbuilding Holdings Ltd.	827
381	Yanlord Land Group Ltd.	425
100	Yantai Changyu Pioneer Wine Co. Ltd., Class B	267
1,058	Yanzhou Coal Mining Co. Ltd., H-Shares	1,316
3,605	Yuexiu Property Co. Ltd.	685
22	YY, Inc., Class A ADR(a)	2,051
545	Zhaojin Mining Industry Co. Ltd., H-Shares	440
833	Zhejiang Expressway Co. Ltd. H-Shares	707
70	ZhongAn Online P&C Insurance Co. Ltd., H-Shares(a)(b)	321
308	Zhongsheng Group Holdings Ltd.	702
251	Zhuzhou CRRC Times Electric Co. Ltd., H-Shares	1,505
3,110	Zijin Mining Group Co. Ltd., H-Shares	1,149
763	Zoomlion Heavy Industry Science and Technology Co. Ltd., H-Shares	308
410	ZTE Corp. H-Shares(a)	701
155	ZTO Express Cayman, Inc. ADR	3,074

		815,821

	Colombia - 0.5%
91	Almacenes Exito SA	512
140	Bancolombia SA	1,621
231	Bancolombia SA (Preference Shares)	2,654
84	CEMEX Latam Holdings SA(a)	212
48	Corp. Financiera Colombiana SA(a)	395
2,423	Ecopetrol SA	2,575
2,352	Grupo Aval Acciones y Valores SA (Preference Shares)	932
134	Grupo de Inversiones Suramericana SA	1,674
40	Grupo de Inversiones Suramericana SA (Preference Shares)	482
229	Interconexion Electrica SA ESP	1,125

		12,182

	Czech Republic - 0.2%
80	CEZ AS	2,100
38	Komercni banka AS	1,650
261	Moneta Money Bank AS(b)	895
17	O2 Czech Republic AS	201
1	Philip Morris CR AS	691

		5,537

	Egypt - 0.2%
575	Commercial International Bank Egypt SAE	2,700
66	Eastern Tobacco	608
395	Egyptian Financial Group-Hermes Holding Co.(a)	384
43	ElSewedy Electric Co.	448
1,319	Global Telecom Holding SAE(a)	306
581	Talaat Moustafa Group	359
198	Telecom Egypt Co.	155

		4,960

	Greece - 0.4%
742	Alpha Bank AE(a)	1,621
921	Eurobank Ergasias SA(a)	954

21	FF Group(a)(c)	$59
34	Hellenic Petroleum SA	284
121	Hellenic Telecommunications Organization SA	1,572
51	JUMBO SA	818
26	Motor Oil (Hellas) Corinth Refineries SA	552
58	Mytilineos Holdings SA	584
2,718	National Bank of Greece SA(a)	885
103	OPAP SA	1,150
128	Piraeus Bank SA(a)	404
18	Titan Cement Co. SA	437

		9,320

	Hong Kong - 0.4%
6,074	Alibaba Pictures Group Ltd.(a)	720
1,511	Bosideng International Holdings Ltd.	227
819	China Gas Holdings Ltd.	3,319
4,173	Fullshare Holdings Ltd.(a)	1,840
660	Haier Electronics Group Co. Ltd.(a)	1,926
559	Kingboard Laminates Holdings Ltd.	668
799	Landing International Development Ltd.(a)	790
849	Nine Dragons Paper Holdings Ltd.	1,050

		10,540

	Hungary - 0.3%
228	Magyar Telekom Telecommunications PLC	330
235	MOL Hungarian Oil & Gas PLC	2,308
120	OTP Bank Nyrt	4,518
76	Richter Gedeon Nyrt	1,375

		8,531

	India - 11.6%
214	Axis Bank Ltd. GDR(b)	8,549
367	Dr Reddy’s Laboratories Ltd. ADR	11,462
46	GAIL India Ltd. GDR(b)	1,573
267	HDFC Bank Ltd. ADR	27,592
1,980	Infosys Ltd. ADR	39,956
4,658	Invesco India ETF(d)	122,645
220	Larsen & Toubro Ltd. GDR(b)	4,145
336	Mahindra & Mahindra Ltd. GDR(b)	4,620
858	Reliance Industries Ltd. GDR(b)	29,344
26	Reliance Infrastructure Ltd. GDR(b)	411
136	State Bank of India GDR(a)(b)	5,787
773	Tata Motors Ltd. ADR(a)	14,069
821	Tata Steel Ltd. GDR(b)	6,732
441	Vedanta Ltd. ADR	5,693
455	Wipro Ltd. ADR	2,302

		284,880

	Indonesia - 2.0%
6,168	PT Adaro Energy Tbk	815
228	PT Astra Agro Lestari Tbk	172
10,652	PT Astra International Tbk	5,282
5,123	PT Bank Central Asia Tbk	8,269
1,497	PT Bank Danamon Indonesia Tbk	683
9,721	PT Bank Mandiri Persero Tbk	4,483
4,004	PT Bank Negara Indonesia Persero Tbk	2,055
27,839	PT Bank Rakyat Indonesia Persero Tbk	5,927
1,940	PT Bukit Asam Tbk	603
4,395	PT Bumi Serpong Damai Tbk(a)	411
3,637	PT Charoen Pokphand Indonesia Tbk	1,140
251	PT Gudang Garam Tbk	1,308
4,730	PT Hanjaya Mandala Sampoerna Tbk	1,260
669	PT Indocement Tunggal Prakarsa Tbk	655
1,116	PT Indofood CBP Sukses Makmur Tbk	675
2,377	PT Indofood Sukses Makmur Tbk	1,047
1,266	PT Jasa Marga Persero Tbk	412
9,204	PT Kalbe Farma Tbk	826
1,149	PT Matahari Department Store Tbk	639
2,860	PT Media Nusantara Citra Tbk	195
4,962	PT Perusahaan Gas Negara Persero Tbk	585
1,576	PT Semen Indonesia (Persero) Tbk	831
3,314	PT Surya Citra Media Tbk	471
25,010	PT Telekomunikasi Indonesia Persero Tbk	6,192
1,136	PT Tower Bersama Infrastructure Tbk	414
621	PT Unilever Indonesia Tbk	1,862

Schedule of Investments

819	PT United Tractors Tbk	$2,002
1,163	PT Vale Indonesia Tbk(a)	352
2,072	PT XL Axiata Tbk(a)	395

		49,961

	Isle of Man - 0.0%
182	Mas Real Estate, Inc.	276

	Malaysia - 3.1%
674	AirAsia Group Bhd	590
622	Alliance Bank Malaysia Bhd	614
910	AMMB Holdings Bhd	900
775	Astro Malaysia Holdings Bhd	349
2,385	Axiata Group Bhd	2,576
82	British American Tobacco Malaysia Bhd	692
1,968	Bumi Armada Bhd(a)	346
3,518	CIMB Group Holdings Bhd	5,054
1,825	DiGi.com Bhd	2,043
1,077	FGV Holdings Bhd	458
1,181	Gamuda Bhd	1,124
1,209	Genting Bhd	2,602
1,426	Genting Malaysia Bhd	1,775
377	HAP Seng Consolidated Bhd	909
339	Hong Leong Bank Bhd	1,590
132	Hong Leong Financial Group Bhd	587
1,418	IHH Healthcare Bhd	2,062
1,718	IJM Corp. Bhd	828
1,676	IOI Corp. Bhd	1,905
1,083	IOI Properties Group Bhd	506
258	KLCCP Stapled Group	489
252	Kuala Lumpur Kepong Bhd	1,535
2,377	Malayan Banking Bhd	5,736
414	Malaysia Airports Holdings Bhd	942
1,388	Maxis Bhd	1,977
778	MISC Bhd	1,278
486	MMC Corp. Bhd	176
33	Nestle Malaysia Bhd	1,198
1,431	Petronas Chemicals Group Bhd	3,144
169	Petronas Dagangan Bhd	1,122
420	Petronas Gas Bhd	1,936
362	PPB Group Bhd	1,469
984	Press Metal Aluminium Holdings Bhd	1,157
1,668	Public Bank Bhd	9,873
549	RHB Capital Bhd	735
2,487	Sapura Energy Bhd(a)	370
1,910	Sime Darby Bhd	1,184
1,846	Sime Darby Plantation Bhd	2,384
2,046	Sime Darby Property Bhd	674
655	Telekom Malaysia Bhd	640
2,104	Tenaga Nasional Bhd	8,116
919	UEM Sunrise Bhd	207
614	Westports Holdings Bhd	559
2,626	YTL Corp. Bhd	872
1,756	YTL Power International Bhd	527

		75,810

	Mexico - 3.8%
1,633	Alfa SAB de CV, Class A	2,220
184	Alpek SAB de CV	311
254	Alsea SAB de CV	875
14,408	America Movil SAB de CV, Series L	12,332
191	Arca Continental SAB de CV	1,266
363	Banco del Bajio SA(b)	857
919	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Class B	1,548
255	Becle SAB de CV	355
7,886	Cemex SAB de CV, Series CPO(a)(e)	5,870
257	Coca-Cola Femsa SAB de CV, Series L	1,607
131	Concentradora Fibra Danhos SA de CV REIT	215
114	El Puerto de Liverpool SAB de CV	845
1,589	Fibra Uno Administracion SA de CV REIT	2,286

1,104	Fomento Economico Mexicano SAB de CV, Series CPO(f)	$10,818
224	Gmexico Transportes SAB de CV(b)	382
111	Gruma SAB de CV, Class B	1,435
176	Grupo Aeroportuario del Centro Norte SAB de CV, Class B	1,069
185	Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,746
107	Grupo Aeroportuario del Sureste SAB de CV, Class B	1,902
1,211	Grupo Bimbo SAB de CV, Series A	2,574
204	Grupo Carso SAB de CV, Series A1	847
175	Grupo Comercial Chedraui SA de CV	430
35	Grupo Elektra SAB de CV	1,288
1,461	Grupo Financiero Banorte SAB de CV, Class O	10,176
1,176	Grupo Financiero Inbursa SAB de CV, Class O	1,935
325	Grupo Lala SAB de CV	344
1,881	Grupo Mexico SAB de CV, Series B	5,907
44	Grupo Simec SAB de CV, Series B(a)	144
1,153	Grupo Televisa SAB, Series CPO(g)	4,584
93	Industrias Bachoco SAB de CV, Series B	461
79	Industrias CH SAB de CV, Series B(a)	374
67	Industrias Penoles SAB de CV	1,135
273	Infraestructura Energetica Nova SAB de CV	1,332
387	Kimberly-Clark de Mexico SAB de CV, Class A	711
173	Megacable Holdings SAB de CV, Series CPO(h)	832
535	Mexichem SAB de CV	1,871
346	Nemak SAB de CV(b)	285
157	OHL Mexico SAB de CV	227
144	Organizacion Soriana SAB de CV, Class B(a)	274
111	Promotora y Operadora de Infraestructura SAB de CV	1,148
102	Regional SAB de CV	620
748	Telesites SAB de CV(a)	552
2,709	Wal-Mart de Mexico SAB de CV	7,902

		93,892

	Pakistan - 0.1%
373	Fauji Fertilizer Co. Ltd.	300
400	Habib Bank Ltd.	573
294	National Bank of Pakistan(a)	119
400	Oil & Gas Development Co. Ltd.	489
300	Pakistan Petroleum Ltd.	518

		1,999

	Peru - 0.4%
108	Cia de Minas Buenaventura SAA ADR	1,484
36	Credicorp Ltd.	8,223
1,325	Volcan Cia Minera SAA	328

		10,035

	Philippines - 1.3%
1,230	Aboitiz Equity Ventures, Inc.	1,328
903	Aboitiz Power Corp.	632
2,387	Alliance Global Group, Inc.(a)	536
131	Ayala Corp.	2,464
3,750	Ayala Land, Inc.	2,884
974	Bank of the Philippine Islands	1,797
1,059	BDO Unibank, Inc.	2,632
1,995	Bloomberry Resorts Corp.	394
2,370	DMCI Holdings, Inc.	527
1,155	Energy Development Corp.(a)	111
17	Globe Telecom, Inc.	587
48	GT Capital Holdings, Inc.	877
590	International Container Terminal Services, Inc.	989
234	Jollibee Foods Corp.	1,190
1,614	LT Group, Inc.	547
153	Manila Electric Co.	1,094

Schedule of Investments

6,744	Megaworld Corp.	$589
8,239	Metro Pacific Investments Corp.	731
838	Metropolitan Bank & Trust Co.	1,163
1,471	Petron Corp.	246
63	PLDT, Inc.	1,586
683	Semirara Mining & Power Corp.	408
262	SM Investments Corp.	4,687
4,881	SM Prime Holdings, Inc.	3,470
478	Universal Robina Corp.	1,152

		32,621

	Poland - 1.4%
49	Alior Bank SA(a)	973
4	AmRest Holdings SE(a)	477
38	Asseco Poland SA	479
17	Bank Handlowy w Warszawie SA	349
321	Bank Millennium SA(a)	807
81	Bank Polska Kasa Opieki SA	2,478
15	Bank Zachodni WBK SA	1,505
6	Budimex SA	205
10	CCC SA	615
33	CD Projekt SA(a)	1,782
15	Ciech SA	228
67	Cyfrowy Polsat SA(a)	435
22	Dino Polska SA(a)(b)	603
124	Enea SA(a)	325
46	Eurocash SA	233
27	Grupa Azoty SA	308
49	Grupa Lotos SA	874
27	Jastrzebska Spolka Weglowa SA(a)	583
71	KGHM Polska Miedz SA	1,874
9	KRUK SA	535
1	LPP SA	2,454
7	mBank SA	819
286	Orange Polska SA(a)	389
354	PGE Polska Grupa Energetyczna SA(a)	952
55	PLAY Communications SA(b)	322
163	Polski Koncern Naftowy ORLEN SA	4,129
902	Polskie Gornictwo Naftowe i Gazownictwo SA(a)	1,362
449	Powszechna Kasa Oszczednosci Bank Polski SA(a)	5,120
291	Powszechny Zaklad Ubezpieczen SA	3,342
394	Tauron Polska Energia SA(a)	242

		34,799

	Qatar - 1.1%
3	Al Meera Consumer Goods Co. QSC	133
57	Barwa Real Estate Co.	568
114	Commercial Bank PQSC (The)	1,277
87	Doha Bank QPSC	610
94	Ezdan Holding Group QSC(a)	234
27	Gulf International Services QSC(a)	126
105	Industries Qatar QSC	3,590
201	Masraf Al Rayan QSC	2,139
45	Ooredoo QPSC	869
26	Qatar Electricity & Water Co. QSC	1,357
160	Qatar Gas Transport Co. Ltd.	738
22	Qatar International Islamic Bank QSC	339
61	Qatar Islamic Bank SAQ	2,228
234	Qatar National Bank QPSC	11,247
31	Qatar Navigation QSC	558
98	United Development Co. QSC	374
193	Vodafone Qatar QSC(a)	485

		26,872

	Romania - 0.1%
183	NEPI Rockcastle PLC	1,704

	Russia - 4.2%
3,459	Gazprom PJSC ADR	15,507
138	LSR Group PJSC GDR(b)	340
246	LUKOIL PJSC ADR	17,658
162	Magnit PJSC GDR(b)	2,660

74	Magnitogorsk Iron & Steel Works PJSC GDR(b)	$716
44	Mechel PJSC ADR(a)	124
108	Mechel PJSC (Preference Shares) ADR	102
78	MegaFon PJSC GDR(b)	745
252	MMC Norilsk Nickel PJSC ADR	4,360
247	Mobile TeleSystems PJSC ADR	2,166
53	Novatek PJSC GDR(b)	8,432
47	Novolipetsk Steel PJSC GDR(b)	1,215
99	Novorossiysk Commercial Sea Port PJSC GDR(a)(b)	817
60	PhosAgro PJSC GDR(b)	790
29	Polyus PJSC GDR(b)	1,029
638	Rosneft Oil Co. PJSC GDR(b)	4,211
75	Rostelecom OJSC ADR	512
2,373	RusHydro PJSC ADR	2,439
1,428	Sberbank of Russia PJSC ADR	20,121
214	Severstal PJSC GDR(b)	3,492
89	Sistema PJSFC GDR(b)	252
391	Surgutneftegas PJSC ADR	1,792
415	Surgutneftegas PJSC (Preference Shares) ADR	2,303
141	Tatneft PJSC ADR	9,729
56	TMK PJSC GDR(b)	260
1,277	VTB Bank PJSC GDR(b)	1,992

		103,764

	Singapore - 0.0%
6	Grindrod Shipping Holdings Ltd.(a)	61

	South Africa - 8.0%
367	Absa Group Ltd.	4,816
64	AECI Ltd.	517
59	African Rainbow Minerals Ltd.	511
29	Anglo American Platinum Ltd.	895
216	AngloGold Ashanti Ltd.	1,896
194	Aspen Pharmacare Holdings Ltd.	3,777
20	Assore Ltd.	420
364	Attacq Ltd.(a)	467
180	AVI Ltd.	1,505
116	Barloworld Ltd.	1,123
173	Bid Corp. Ltd.	3,480
180	Bidvest Group Ltd. (The)	2,574
188	Brait SE(a)	617
27	Capitec Bank Holdings Ltd.	1,961
131	Clicks Group Ltd.	1,933
138	Coronation Fund Managers Ltd.	627
85	Curro Holdings Ltd.(a)	200
141	Dis-Chem Pharmacies Ltd.(b)	313
173	Discovery Ltd.	2,245
75	EOH Holdings Ltd.	238
136	Exxaro Resources Ltd.	1,344
45	Famous Brands Ltd.(a)	388
1,677	FirstRand Ltd.	8,868
351	Fortress REIT Ltd., Class A REIT	416
432	Fortress REIT Ltd., Class B REIT	482
119	Foschini Group Ltd. (The)	1,564
407	Gold Fields Ltd.	1,493
252	Grindrod Ltd.(a)	151
1,503	Growthpoint Properties Ltd. REIT	3,000
218	Harmony Gold Mining Co. Ltd.	362
133	Hyprop Investments Ltd. REIT	1,043
315	Impala Platinum Holdings Ltd.(a)	469
79	Imperial Holdings Ltd.	1,287
151	Investec Ltd.	1,097
49	JSE Ltd.	622
844	KAP Industrial Holdings Ltd.	461
24	Kumba Iron Ore Ltd.	533
53	Liberty Holdings Ltd.	467
754	Life Healthcare Group Holdings Ltd.	1,381
59	Massmart Holdings Ltd.	530
539	MMI Holdings Ltd.	699
132	Mr Price Group Ltd.	2,370

Schedule of Investments

947	MTN Group Ltd.	$8,278
372	Nampak Ltd.(a)	427
224	Naspers Ltd., Class N	55,441
114	Nedbank Group Ltd.	2,375
787	Netcare Ltd.	1,625
204	Northam Platinum Ltd.(a)	549
21	Oceana Group Ltd.	125
2,544	Old Mutual Ltd.(a)	5,858
36	Omnia Holdings Ltd.	356
185	Pick n Pay Stores Ltd.	1,052
84	Pioneer Foods Group Ltd.	744
79	PSG Group Ltd.	1,405
366	Rand Merchant Investment Holdings Ltd.	1,115
2,745	Redefine Properties Ltd. REIT	2,228
269	Remgro Ltd.	4,460
127	Resilient REIT Ltd. REIT	501
74	Reunert Ltd.	461
342	RMB Holdings Ltd.	2,151
911	Sanlam Ltd.	5,309
22	Santam Ltd.	507
297	Sappi Ltd.	2,128
288	Sasol Ltd.	11,393
231	Shoprite Holdings Ltd.	3,839
915	Sibanye Gold Ltd.(a)	559
96	SPAR Group Ltd. (The)	1,404
672	Standard Bank Group Ltd.	10,458
363	Steinhoff Africa Retail Ltd.(a)(b)	469
1,504	Steinhoff International Holdings NV(a)	286
201	Super Group Ltd.(a)	534
139	Telkom SA SOC Ltd.	535
87	Tiger Brands Ltd.	2,325
64	Tongaat Hulett Ltd.	413
216	Truworths International Ltd.	1,350
287	Tsogo Sun Holdings Ltd.	477
307	Vodacom Group Ltd.	3,287
390	Vukile Property Fund Ltd. REIT	582
516	Woolworths Holdings Ltd.	2,015

		196,163

	Taiwan - 12.9%
1,555	Acer, Inc.	1,270
201	Advantech Co. Ltd.	1,329
1,780	ASE Industrial Holding Co. Ltd.	4,558
1,258	Asia Cement Corp.	1,677
363	Asustek Computer, Inc.	3,124
4,650	AU Optronics Corp.	2,005
1,160	Capital Securities Corp.	426
390	Catcher Technology Co. Ltd.	4,796
4,157	Cathay Financial Holding Co. Ltd.	7,156
2,970	Chang Hwa Commercial Bank Ltd.	1,756
994	Cheng Shin Rubber Industry Co. Ltd.	1,536
231	Cheng Uei Precision Industry Co. Ltd.	250
270	Chicony Electronics Co. Ltd.	611
1,510	China Airlines Ltd.(a)	488
7,352	China Development Financial Holding Corp.	2,690
1,221	China Life Insurance Co. Ltd.	1,292
373	China Motor Corp.	322
6,509	China Steel Corp.	5,315
2,003	Chunghwa Telecom Co. Ltd.	6,935
2,236	Compal Electronics, Inc.	1,388
9,562	CTBC Financial Holding Co. Ltd.	6,481
1,137	Delta Electronics, Inc.	3,955
5,298	E.Sun Financial Holding Co. Ltd.	3,695
108	Eclat Textile Co. Ltd.	1,244
571	Epistar Corp.	705
582	Eternal Materials Co. Ltd.	521
866	Eva Airways Corp.	427
1,136	Evergreen Marine Corp. Taiwan Ltd.(a)	514
1,134	Far Eastern International Bank	383
1,995	Far Eastern New Century Corp.	2,124
843	Far EasTone Telecommunications Co. Ltd.	1,999
270	Feng Hsin Steel Co. Ltd.	478

156	Feng TAY Enterprise Co. Ltd.	$897
4,966	First Financial Holding Co. Ltd.	3,415
1,806	Formosa Chemicals & Fibre Corp.	7,109
696	Formosa Petrochemical Corp.	2,739
2,568	Formosa Plastics Corp.	9,437
592	Formosa Taffeta Co. Ltd.	627
598	Foxconn Technology Co. Ltd.	1,483
3,874	Fubon Financial Holding Co. Ltd.	6,416
161	Giant Manufacturing Co. Ltd.	689
115	Globalwafers Co. Ltd.	1,942
7,862	Hon Hai Precision Industry Co. Ltd.	21,521
419	HTC Corp.(a)	738
4,354	Hua Nan Financial Holdings Co. Ltd.	2,610
4,358	Innolux Corp.	1,637
1,643	Inventec Corp.	1,312
54	Largan Precision Co. Ltd.	9,084
1,153	Lite-On Technology Corp.	1,514
776	MediaTek, Inc.	6,438
5,743	Mega Financial Holding Co. Ltd.	5,112
2,974	Nan Ya Plastics Corp.	8,248
421	Nanya Technology Corp.	1,081
309	Novatek Microelectronics Corp.	1,494
70	OBI Pharma, Inc.(a)	358
423	Oriental Union Chemical Corp.	457
1,086	Pegatron Corp.	2,416
1,331	Pou Chen Corp.	1,463
287	President Chain Store Corp.	3,155
1,441	Quanta Computer, Inc.	2,490
225	Realtek Semiconductor Corp.(a)	904
4,203	Shin Kong Financial Holding Co. Ltd.	1,593
5,240	SinoPac Financial Holdings Co. Ltd.	1,968
674	Synnex Technology International Corp.	961
5,002	Taishin Financial Holding Co. Ltd.	2,451
2,359	Taiwan Business Bank	778
1,988	Taiwan Cement Corp.	2,555
4,621	Taiwan Cooperative Financial Holding Co. Ltd.	2,823
429	Taiwan Fertilizer Co. Ltd.	603
939	Taiwan Glass Industry Corp.	509
986	Taiwan High Speed Rail Corp.	800
816	Taiwan Mobile Co. Ltd.	2,812
164	Taiwan Secom Co. Ltd.	475
12,660	Taiwan Semiconductor Manufacturing Co. Ltd.	101,730
832	Teco Electric and Machinery Co. Ltd.	607
183	TPK Holding Co. Ltd.	362
164	Transcend Information, Inc.	415
246	U-Ming Marine Transport Corp.	254
757	Unimicron Technology Corp.	402
2,529	Uni-President Enterprises Corp.	6,675
6,129	United Microelectronics Corp.	3,514
479	Vanguard International Semiconductor Corp.	1,220
1,635	Walsin Lihwa Corp.	1,111
423	Wan Hai Lines Ltd.	229
1,455	Wistron Corp.	1,124
5,962	Yuanta Financial Holding Co. Ltd.	2,746
502	Yulon Motor Co. Ltd.	347
14	Yulon Nissan Motor Co. Ltd.	119

		317,419

	Thailand - 3.6%
589	Advanced Info Service PCL NVDR	3,576
2,325	Airports of Thailand PCL NVDR	4,630
259	Bangkok Bank PCL (Foreign Shares)	1,604
4,584	Bangkok Dusit Medical Services PCL NVDR	3,651
4,619	Bangkok Expressway & Metro PCL NVDR	1,159
300	Bangkok Life Assurance PCL NVDR	298
2,360	Banpu PCL NVDR	1,497
570	BEC World PCL NVDR	166
589	Berli Jucker PCL NVDR	1,009
4,255	BTS Group Holdings PCL NVDR	1,209

Schedule of Investments

178	Bumrungrad Hospital PCL NVDR	$971
1,339	Central Pattana PCL NVDR	3,049
2,459	Charoen Pokphand Foods PCL NVDR	2,014
2,749	CP ALL PCL NVDR	6,197
264	Delta Electronics Thailand PCL NVDR	553
155	Electricity Generating PCL NVDR	1,076
899	Energy Absolute PCL NVDR	966
238	Glow Energy PCL NVDR	669
300	Gulf Energy Development PCL	570
3,046	Home Product Center PCL NVDR	1,346
949	Indorama Ventures PCL NVDR	1,697
1,026	Intouch Holdings PCL NVDR	1,735
5,534	IRPC PCL NVDR	1,073
454	Kasikornbank PCL NVDR	2,961
636	Kasikornbank PCL (Foreign Shares)	4,148
3,260	Krung Thai Bank PCL NVDR	1,862
3,465	Land & Houses PCL NVDR	1,250
1,872	Minor International PCL NVDR	2,138
748	PTT Exploration & Production PCL NVDR	3,114
1,100	PTT Global Chemical PCL NVDR	2,703
7,526	PTT PCL NVDR	11,593
450	Ratchaburi Electricity Generating Holding PCL NVDR	697
455	Siam Cement PCL (The) NVDR	6,127
52	Siam City Cement PCL NVDR	372
1,270	Siam Commercial Bank PCL (The) NVDR	5,344
635	Thai Airways International PCL NVDR(a)	267
578	Thai Oil PCL NVDR	1,394
1,634	Thai Union Group PCL NVDR	805
12,413	TMB Bank PCL NVDR	858
390	Total Access Communication PCL NVDR	481
5,752	True Corp. PCL NVDR	1,080

		87,909

	Turkey - 0.9%
1,106	Akbank Turk AS	1,629
113	Anadolu Efes Biracilik ve Malt Sanayii AS	477
99	Arcelik AS	254
89	Aselsan Elektronik Sanayi VE Ticaret AS	492
41	Aygaz AS	87
124	BIM Birlesik Magazalar AS	1,788
38	Coca-Cola Icecek AS	230
1,084	Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	389
127	Enerjisa Enerji AS(b)	156
281	Enka Insaat ve Sanayi AS	279
754	Eregli Demir ve Celik Fabrikalari TAS	1,696
36	Ford Otomotiv Sanayi AS	433
495	Haci Omer Sabanci Holding AS	856
482	KOC Holding AS	1,366
27	Koza Altin Isletmeleri AS(a)	235
20	Migros Ticaret AS(a)	79
370	Petkim Petrokimya Holding AS	335
227	Soda Sanayii AS	295
85	TAV Havalimanlari Holding AS	502
88	Tekfen Holding AS	350
71	Tofas Turk Otomobil Fabrikasi AS	333
69	Tupras Turkiye Petrol Rafinerileri AS	1,512
304	Turk Hava Yollari AO(a)	1,070
305	Turk Telekomunikasyon AS(a)	298
8	Turk Traktor ve Ziraat Makineleri AS	84
583	Turkcell Iletisim Hizmetleri AS	1,537
1,131	Turkiye Garanti Bankasi AS	1,638
335	Turkiye Halk Bankasi AS(a)	473
780	Turkiye Is Bankasi AS, Class C	807
676	Turkiye Sinai Kalkinma Bankasi AS	118
352	Turkiye Sise ve Cam Fabrikalari AS	359
603	Turkiye Vakiflar Bankasi TAO, Class D(a)	506
88	Ulker Biskuvi Sanayi AS(a)	313
827	Yapi ve Kredi Bankasi AS(a)	357

		21,333

	Ukraine - 0.0%
29	Kernel Holding SA	$402

	United Arab Emirates - 0.9%
1,002	Abu Dhabi Commercial Bank PJSC	1,931
716	Abu Dhabi National Oil Co. for Distribution PJSC	482
1,329	Air Arabia PJSC	387
524	Al Waha Capital PJSC	257
1,779	Aldar Properties PJSC	983
427	Arabtec Holding PJSC	230
977	DAMAC Properties Dubai Co. PJSC	620
1,782	Dana Gas PJSC	529
840	Deyaar Development PJSC(a)	98
83	DP World Ltd.	1,909
938	Dubai Financial Market PJSC	248
865	Dubai Investments PJSC	476
905	Dubai Islamic Bank PJSC	1,239
1,859	DXB Entertainments PJSC(a)(b)	170
471	Emaar Development PJSC(a)	654
1,164	Emaar Malls PJSC	646
1,793	Emaar Properties PJSC	2,577
914	Emirates Telecommunications Group Co. PJSC	4,317
1,428	First Abu Dhabi Bank PJSC	5,287
624	Union Properties PJSC(a)	121

		23,161

	United Kindom - 0.1%
66	Mondi Ltd.	1,819

	United States - 0.0%
504	JBS SA	1,210

	Total Investments in Securities (Cost $2,511,119) - 99.6%	2,455,553
	Other assets less liabilities - 0.4%	8,754

	Net Assets - 100.0%	$2,464,307

Investment Abbreviations:

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

GDR - Global Depositary Receipt

NVDR - Non-voting Depositary Receipt

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2018 was $114,936, which represented 4.66% of the Fund’s Net Assets.

(c)	Security valued using significant unobservable inputs (Level 3). See Additional Valuation Information.
(d)

Affiliated company. The Fund’s Adviser also serves as the adviser for Invesco India ETF and therefore, Invesco India ETF is considered to be affiliated with the Fund. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2018.

	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2018	Dividend Income
Invesco India ETF	$86,671	$37,739	$(5,519)	$3,636	$118	$122,645	$—

(e)	Each CPO for Cemex SAB de CV represents two Series A shares and one Series B share.
(f)	Each CPO for Fomento Economico Mexicano SAB de CV represents one Series B share and four Series D shares.
(g)	Each CPO for Grupo Televisa SAB represents twenty-five Series A shares, twenty-two Series B shares, thirty-five Series D shares and thirty-five Series L shares.
(h)	Each CPO for Megacable Holdings SAB de CV represents two Series shares.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco PureBetaSM MSCI USA ETF (PBUS)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 100.0%
	Consumer Discretionary - 13.0%
8	Advance Auto Parts, Inc.	$1,130
46	Amazon.com, Inc.(b)	81,762
30	Aptiv PLC	2,942
27	Aramark	1,086
10	Autoliv, Inc. (Sweden)	1,025
3	AutoZone, Inc.(b)	2,117
29	Best Buy Co., Inc.	2,176
5	Booking Holdings, Inc.(b)	10,144
24	BorgWarner, Inc.	1,104
21	CarMax, Inc.(b)	1,568
48	Carnival Corp.	2,843
40	CBS Corp., Class B	2,107
19	Charter Communications, Inc., Class A(b)	5,787
3	Chipotle Mexican Grill, Inc.(b)	1,301
524	Comcast Corp., Class A	18,749
40	D.R. Horton, Inc.	1,748
14	Darden Restaurants, Inc.	1,497
17	Discovery, Inc., Class A(b)	452
34	Discovery, Inc., Class C(b)	835
25	DISH Network Corp., Class A(b)	789
31	Dollar General Corp.	3,043
26	Dollar Tree, Inc.(b)	2,373
5	Domino’s Pizza, Inc.	1,313
14	Expedia Group, Inc.	1,874
414	Ford Motor Co.	4,157
26	Gap, Inc. (The)	784
14	Garmin Ltd.	874
144	General Motors Co.	5,459
16	Genuine Parts Co.	1,557
28	Goodyear Tire & Rubber Co. (The)	678
23	H&R Block, Inc.	579
41	Hanesbrands, Inc.	913
19	Harley-Davidson, Inc.	815
13	Hasbro, Inc.	1,295
32	Hilton Worldwide Holdings, Inc.	2,517
131	Home Depot, Inc. (The)	25,875
44	Interpublic Group of Cos., Inc. (The)	992
19	Kohl’s Corp.	1,403
27	L Brands, Inc.	855
44	Las Vegas Sands Corp.	3,164
8	Lear Corp.	1,441
15	Leggett & Platt, Inc.	653
32	Lennar Corp., Class A	1,673
12	Liberty Broadband Corp., Class C(b)	954
24	Liberty Global PLC, Series A (United Kingdom)(b)	677
64	Liberty Global PLC, Series C (United Kingdom)(b)	1,737
23	Liberty Media Corp.-Liberty Formula One, Class C(b)	811
10	Liberty Media Corp.-Liberty SiriusXM, Class A(b)	471
20	Liberty Media Corp.-Liberty SiriusXM, Class C(b)	945
16	Live Nation Entertainment, Inc.(b)	788
34	LKQ Corp.(b)	1,140
93	Lowe’s Cos., Inc.	9,239
11	Lululemon Athletica, Inc.(b)	1,319
34	Macy’s, Inc.	1,351
35	Marriott International, Inc., Class A	4,474

38	Mattel, Inc.	$603
89	McDonald’s Corp.	14,021
60	MGM Resorts International	1,882
17	Michael Kors Holdings Ltd.(b)	1,134
7	Mohawk Industries, Inc.(b)	1,318
49	Netflix, Inc.(b)	16,535
54	Newell Brands, Inc.	1,414
43	News Corp., Class A	648
145	NIKE, Inc., Class B	11,152
14	Nordstrom, Inc.	734
24	Norwegian Cruise Line Holdings Ltd.(b)	1,201
26	Omnicom Group, Inc.	1,790
9	O’Reilly Automotive, Inc.(b)	2,754
7	Polaris Industries, Inc.	738
32	PulteGroup, Inc.	912
9	PVH Corp.	1,382
50	Qurate Retail, Inc., Class A(b)	1,064
6	Ralph Lauren Corp., Class A	810
43	Ross Stores, Inc.	3,759
19	Royal Caribbean Cruises Ltd.	2,142
182	Sirius XM Holdings, Inc.	1,278
159	Starbucks Corp.	8,330
31	Tapestry, Inc.	1,461
58	Target Corp.	4,679
14	Tesla, Inc.(b)	4,174
14	Tiffany & Co.	1,926
71	TJX Cos., Inc. (The)	6,905
17	Toll Brothers, Inc.	599
14	Tractor Supply Co.	1,093
13	TripAdvisor, Inc.(b)	754
117	Twenty-First Century Fox, Inc., Class A	5,265
49	Twenty-First Century Fox, Inc., Class B	2,177
6	Ulta Beauty, Inc.(b)	1,466
21	Under Armour, Inc., Class C(b)	393
21	Under Armour, Inc., Class A(b)	419
5	Vail Resorts, Inc.	1,384
38	VF Corp.	3,499
39	Viacom, Inc., Class B	1,133
169	Walt Disney Co. (The)	19,192
7	Whirlpool Corp.	918
11	Wynn Resorts Ltd.	1,835
38	Yum! Brands, Inc.	3,013

		367,241

	Consumer Staples - 6.7%
213	Altria Group, Inc.	12,499
63	Archer-Daniels-Midland Co.	3,040
30	Brown-Forman Corp., Class B	1,597
16	Bunge Ltd.	1,106
20	Campbell Soup Co.	818
28	Church & Dwight Co., Inc.	1,565
14	Clorox Co. (The)	1,892
458	Coca-Cola Co. (The)	21,357
94	Colgate-Palmolive Co.	6,299
47	Conagra Brands, Inc.	1,725
19	Constellation Brands, Inc., Class A	3,994
49	Costco Wholesale Corp.	10,717
54	Coty, Inc., Class A	724
25	Estee Lauder Cos., Inc. (The), Class A	3,374
64	General Mills, Inc.	2,948
16	Hershey Co. (The)	1,571
32	Hormel Foods Corp.	1,151
8	Ingredion, Inc.	810
13	JM Smucker Co. (The)	1,445
29	Kellogg Co.	2,060
39	Kimberly-Clark Corp.	4,441
68	Kraft Heinz Co. (The)	4,097
101	Kroger Co. (The)	2,929
14	McCormick & Co., Inc.	1,646
21	Molson Coors Brewing Co., Class B	1,407
167	Mondelez International, Inc., Class A	7,244
47	Monster Beverage Corp.(b)	2,821
159	PepsiCo, Inc.	18,285

Schedule of Investments(a)

174	Philip Morris International, Inc.	$15,016
285	Procter & Gamble Co. (The)	23,051
55	Sysco Corp.	3,697
34	Tyson Foods, Inc., Class A	1,960
94	Walgreens Boots Alliance, Inc.	6,356
167	Walmart, Inc.	14,901

		188,543

	Energy - 6.2%
60	Anadarko Petroleum Corp.	4,389
16	Andeavor	2,401
25	Antero Resources Corp.(b)	513
42	Apache Corp.	1,932
49	Baker Hughes a GE Co.	1,694
52	Cabot Oil & Gas Corp.	1,222
23	Cheniere Energy, Inc.(b)	1,460
214	Chevron Corp.	27,022
11	Cimarex Energy Co.	1,085
22	Concho Resources, Inc.(b)	3,209
131	ConocoPhillips	9,454
10	Continental Resources, Inc.(b)	639
59	Devon Energy Corp.	2,656
11	Diamondback Energy, Inc.	1,451
65	EOG Resources, Inc.	8,381
30	EQT Corp.	1,490
477	Exxon Mobil Corp.	38,880
97	Halliburton Co.	4,115
12	Helmerich & Payne, Inc.	736
32	Hess Corp.	2,100
19	HollyFrontier Corp.	1,417
224	Kinder Morgan, Inc.	3,983
95	Marathon Oil Corp.	2,006
54	Marathon Petroleum Corp.	4,365
42	National Oilwell Varco, Inc.	2,042
22	Newfield Exploration Co.(b)	632
55	Noble Energy, Inc.	1,985
87	Occidental Petroleum Corp.	7,302
46	ONEOK, Inc.	3,240
25	Parsley Energy, Inc., Class A(b)	786
50	Phillips 66	6,167
19	Pioneer Natural Resources Co.	3,596
16	Plains GP Holdings LP, Class A	389
155	Schlumberger Ltd.	10,466
24	Targa Resources Corp.	1,226
49	TechnipFMC PLC (United Kingdom)	1,595
49	Valero Energy Corp.	5,799
92	Williams Cos., Inc. (The)	2,737

		174,562

	Financials - 13.9%
6	Affiliated Managers Group, Inc.	960
88	Aflac, Inc.	4,095
50	AGNC Investment Corp. REIT	973
2	Alleghany Corp.	1,259
40	Allstate Corp. (The)	3,805
51	Ally Financial, Inc.	1,365
82	American Express Co.	8,161
8	American Financial Group, Inc.	902
100	American International Group, Inc.	5,521
16	Ameriprise Financial, Inc.	2,331
128	Annaly Capital Management, Inc. REIT	1,372
28	Aon PLC	4,019
45	Arch Capital Group Ltd.(b)	1,375
20	Arthur J. Gallagher & Co.	1,427
6	Assurant, Inc.	662
17	Athene Holding Ltd., Class A(b)	780
9	Axis Capital Holdings Ltd.	509
1,097	Bank of America Corp.	33,875
114	Bank of New York Mellon Corp. (The)	6,096
88	BB&T Corp.	4,471
143	Berkshire Hathaway, Inc., Class B(b)	28,295
14	BlackRock, Inc.	7,039
10	Brighthouse Financial, Inc.(b)	434
54	Capital One Financial Corp.	5,093

13	Cboe Global Markets, Inc.	$1,263
136	Charles Schwab Corp. (The)	6,944
52	Chubb Ltd.	7,265
18	Cincinnati Financial Corp.	1,361
13	CIT Group, Inc.	688
288	Citigroup, Inc.	20,704
56	Citizens Financial Group, Inc.	2,228
38	CME Group, Inc.	6,047
19	Comerica, Inc.	1,842
41	Discover Financial Services	2,928
31	E*TRADE Financial Corp.(b)	1,854
16	East West Bancorp, Inc.	1,036
13	Eaton Vance Corp.	691
5	Everest Re Group Ltd.	1,092
29	Fidelity National Financial, Inc.	1,174
79	Fifth Third Bancorp	2,338
18	First Republic Bank	1,779
37	Franklin Resources, Inc.	1,270
40	Goldman Sachs Group, Inc. (The)	9,497
41	Hartford Financial Services Group, Inc. (The)	2,161
121	Huntington Bancshares, Inc.	1,868
66	Intercontinental Exchange, Inc.	4,878
45	Invesco Ltd.(c)	1,215
36	Jefferies Financial Group, Inc.	873
387	JPMorgan Chase & Co.	44,486
122	KeyCorp	2,546
24	Lincoln National Corp.	1,634
32	Loews Corp.	1,625
16	M&T Bank Corp.	2,774
2	Markel Corp.(b)	2,340
57	Marsh & McLennan Cos., Inc.	4,752
100	MetLife, Inc.	4,574
19	Moody’s Corp.	3,251
151	Morgan Stanley	7,635
10	MSCI, Inc., Class A	1,662
13	Nasdaq, Inc.	1,188
54	New York Community Bancorp, Inc.	582
24	Northern Trust Corp.	2,621
38	People’s United Financial, Inc.	693
53	PNC Financial Services Group, Inc. (The)	7,676
32	Principal Financial Group, Inc.	1,859
65	Progressive Corp. (The)	3,901
47	Prudential Financial, Inc.	4,743
15	Raymond James Financial, Inc.	1,374
130	Regions Financial Corp.	2,419
7	Reinsurance Group of America, Inc.	990
4	RenaissanceRe Holdings Ltd. (Bermuda)	527
28	S&P Global, Inc.	5,612
15	SEI Investments Co.	899
6	Signature Bank/New York NY	658
41	State Street Corp.	3,621
54	SunTrust Banks, Inc.	3,892
6	SVB Financial Group(b)	1,847
81	Synchrony Financial	2,344
27	T. Rowe Price Group, Inc.	3,215
32	TD Ameritrade Holding Corp.	1,829
12	Torchmark Corp.	1,057
31	Travelers Cos., Inc. (The)	4,034
25	Unum Group	993
176	US Bancorp	9,330
21	Voya Financial, Inc.	1,061
11	W.R. Berkley Corp.	834
525	Wells Fargo & Co.	30,077
15	Willis Towers Watson PLC	2,391
29	XL Group Ltd. (Bermuda)	1,631
23	Zions Bancorporation	1,189

		390,181

	Health Care - 14.2%
198	Abbott Laboratories	12,977
170	AbbVie, Inc.	15,679
5	ABIOMED, Inc.(b)	1,773

Schedule of Investments(a)

37	Aetna, Inc.	$6,970
36	Agilent Technologies, Inc.	2,377
25	Alexion Pharmaceuticals, Inc.(b)	3,324
9	Align Technology, Inc.(b)	3,210
17	Alkermes PLC(b)	745
37	Allergan PLC	6,811
10	Alnylam Pharmaceuticals, Inc.(b)	950
18	AmerisourceBergen Corp.	1,473
76	Amgen, Inc.	14,938
29	Anthem, Inc.	7,337
57	Baxter International, Inc.	4,130
30	Becton, Dickinson and Co.	7,511
24	Biogen, Inc.(b)	8,025
20	BioMarin Pharmaceutical, Inc.(b)	2,011
152	Boston Scientific Corp.(b)	5,109
183	Bristol-Myers Squibb Co.	10,751
35	Cardinal Health, Inc.	1,748
84	Celgene Corp.(b)	7,568
23	Centene Corp.(b)	2,998
33	Cerner Corp.(b)	2,049
27	Cigna Corp.	4,844
6	Cooper Cos., Inc. (The)	1,563
114	CVS Health Corp.	7,394
70	Danaher Corp.	7,181
17	DaVita, Inc.(b)	1,195
26	DENTSPLY SIRONA, Inc.	1,251
24	Edwards Lifesciences Corp.(b)	3,419
111	Eli Lilly & Co.	10,968
63	Express Scripts Holding Co.(b)	5,006
148	Gilead Sciences, Inc.	11,519
32	HCA Healthcare, Inc.	3,975
18	Henry Schein, Inc.(b)	1,429
31	Hologic, Inc.(b)	1,330
16	Humana, Inc.	5,027
10	IDEXX Laboratories, Inc.(b)	2,449
17	Illumina, Inc.(b)	5,514
20	Incyte Corp.(b)	1,331
13	Intuitive Surgical, Inc.(b)	6,606
17	IQVIA Holdings, Inc.(b)	2,073
7	Jazz Pharmaceuticals PLC(b)	1,212
301	Johnson & Johnson	39,889
11	Laboratory Corp. of America Holdings(b)	1,929
23	McKesson Corp.	2,889
153	Medtronic PLC	13,805
302	Merck & Co., Inc.	19,893
3	Mettler-Toledo International, Inc.(b)	1,778
58	Mylan NV(b)	2,164
18	Nektar Therapeutics, Class A(b)	947
16	Perrigo Co. PLC	1,288
672	Pfizer, Inc.	26,833
15	Quest Diagnostics, Inc.	1,616
9	Regeneron Pharmaceuticals, Inc.(b)	3,312
16	ResMed, Inc.	1,692
13	Seattle Genetics, Inc.(b)	915
38	Stryker Corp.	6,203
5	Teleflex, Inc.	1,364
45	Thermo Fisher Scientific, Inc.	10,554
5	United Therapeutics Corp.(b)	615
109	UnitedHealth Group, Inc.	27,601
10	Universal Health Services, Inc., Class B	1,221
10	Varian Medical Systems, Inc.(b)	1,154
13	Veeva Systems, Inc., Class A(b)	983
28	Vertex Pharmaceuticals, Inc.(b)	4,901
9	Waters Corp.(b)	1,775
23	Zimmer Biomet Holdings, Inc.	2,887
54	Zoetis, Inc.	4,670

		398,628

	Industrials - 9.8%
67	3M Co.	14,225
16	A.O. Smith Corp.	952
5	Acuity Brands, Inc.	695
7	AGCO Corp.	441

11	Allegion PLC	$897
1	AMERCO	377
14	American Airlines Group, Inc.	554
26	AMETEK, Inc.	2,023
49	Arconic, Inc.	1,063
63	Boeing Co. (The)	22,447
16	C.H. Robinson Worldwide, Inc.	1,476
67	Caterpillar, Inc.	9,635
10	Cintas Corp.	2,045
23	Copart, Inc.(b)	1,320
4	CoStar Group, Inc.(b)	1,663
95	CSX Corp.	6,715
18	Cummins, Inc.	2,571
35	Deere & Co.	5,068
20	Delta Air Lines, Inc.	1,088
17	Dover Corp.	1,411
49	Eaton Corp. PLC	4,075
72	Emerson Electric Co.	5,204
13	Equifax, Inc.	1,631
20	Expeditors International of Washington, Inc.	1,523
32	Fastenal Co.	1,822
29	FedEx Corp.	7,130
15	Flowserve Corp.	665
16	Fluor Corp.	820
35	Fortive Corp.	2,873
17	Fortune Brands Home & Security, Inc.	986
28	General Dynamics Corp.	5,593
971	General Electric Co.	13,235
13	Harris Corp.	2,144
20	HD Supply Holdings, Inc.(b)	880
84	Honeywell International, Inc.	13,411
5	Huntington Ingalls Industries, Inc.	1,165
9	IDEX Corp.	1,382
45	IHS Markit Ltd.(b)	2,386
35	Illinois Tool Works, Inc.	5,017
28	Ingersoll-Rand PLC	2,758
10	J.B. Hunt Transport Services, Inc.	1,199
15	Jacobs Engineering Group, Inc.	1,014
104	Johnson Controls International PLC	3,901
12	Kansas City Southern	1,395
15	Knight-Swift Transportation Holdings, Inc.	488
9	L3 Technologies, Inc.	1,930
4	Lennox International, Inc.	868
29	Lockheed Martin Corp.	9,457
7	ManpowerGroup, Inc.	653
36	Masco Corp.	1,452
6	Middleby Corp. (The)(b)	615
40	Nielsen Holdings PLC	942
32	Norfolk Southern Corp.	5,408
19	Northrop Grumman Corp.	5,709
7	Old Dominion Freight Line, Inc.	1,028
12	Owens Corning	747
39	PACCAR, Inc.	2,563
15	Parker-Hannifin Corp.	2,536
19	Pentair PLC (United Kingdom)	848
32	Raytheon Co.	6,337
26	Republic Services, Inc.	1,884
14	Robert Half International, Inc.	1,061
14	Rockwell Automation, Inc.	2,626
18	Rockwell Collins, Inc.	2,502
11	Rollins, Inc.	604
12	Roper Technologies, Inc.	3,623
19	Sensata Technologies Holding PLC(b)	1,033
6	Snap-on, Inc.	1,018
17	Southwest Airlines Co.	989
13	Spirit AeroSystems Holdings, Inc., Class A	1,212
17	Stanley Black & Decker, Inc.	2,541
10	Stericycle, Inc.(b)	699
30	Textron, Inc.	2,048
5	TransDigm Group, Inc.	1,878
20	TransUnion	1,448

Schedule of Investments(a)

88	Union Pacific Corp.	$13,190
9	United Continental Holdings, Inc.	724
77	United Parcel Service, Inc., Class B	9,232
10	United Rentals, Inc.(b)	1,488
85	United Technologies Corp.	11,538
18	Verisk Analytics, Inc.(b)	1,991
5	W.W. Grainger, Inc.	1,733
6	WABCO Holdings, Inc.(b)	754
10	Wabtec Corp.	1,103
30	Waste Connections, Inc.	2,328
48	Waste Management, Inc.	4,320
13	XPO Logistics, Inc.(b)	1,296
20	Xylem, Inc.	1,531

		276,850

	Information Technology - 25.9%
69	Accenture PLC, Class A	10,994
80	Activision Blizzard, Inc.	5,874
55	Adobe Systems, Inc.(b)	13,457
103	Advanced Micro Devices, Inc.(b)	1,888
19	Akamai Technologies, Inc.(b)	1,430
6	Alliance Data Systems Corp.	1,349
34	Alphabet, Inc., Class A(b)	41,725
35	Alphabet, Inc., Class C(b)	42,604
34	Amphenol Corp., Class A	3,179
41	Analog Devices, Inc.	3,942
9	ANSYS, Inc.(b)	1,520
571	Apple, Inc.	108,656
120	Applied Materials, Inc.	5,836
6	Arista Networks, Inc.(b)	1,534
10	Arrow Electronics, Inc.(b)	758
25	Autodesk, Inc.(b)	3,211
50	Automatic Data Processing, Inc.	6,749
14	Avnet, Inc.	614
46	Broadcom, Inc.	10,201
13	Broadridge Financial Solutions, Inc.	1,469
35	CA, Inc.	1,547
31	Cadence Design Systems, Inc.(b)	1,367
15	CDK Global, Inc.	937
17	CDW Corp.	1,430
544	Cisco Systems, Inc.	23,006
15	Citrix Systems, Inc.(b)	1,650
20	Cognex Corp.	1,056
66	Cognizant Technology Solutions Corp., Class A	5,379
21	CommScope Holding Co., Inc.(b)	674
97	Corning, Inc.	3,218
23	Dell Technologies, Inc., Class V(b)	2,128
32	DXC Technology Co.	2,712
111	eBay, Inc.(b)	3,713
34	Electronic Arts, Inc.(b)	4,377
7	F5 Networks, Inc.(b)	1,200
269	Facebook, Inc., Class A(b)	46,424
37	Fidelity National Information Services, Inc.	3,816
49	First Data Corp., Class A(b)	1,140
46	Fiserv, Inc.(b)	3,472
10	FleetCor Technologies, Inc.(b)	2,170
59	Flex Ltd.(b)	824
15	FLIR Systems, Inc.	879
17	Fortinet, Inc.(b)	1,069
10	Gartner, Inc.(b)	1,354
18	Global Payments, Inc.	2,026
17	GoDaddy, Inc., Class A(b)	1,252
178	Hewlett Packard Enterprise Co.	2,748
188	HP, Inc.	4,339
9	IAC/InterActiveCorp.(b)	1,325
528	Intel Corp.	25,397
103	International Business Machines Corp.	14,928
27	Intuit, Inc.	5,514
4	IPG Photonics Corp.(b)	656
9	Jack Henry & Associates, Inc.	1,212
42	Juniper Networks, Inc.	1,106
21	Keysight Technologies, Inc.(b)	1,218

18	KLA-Tencor Corp.	$2,114
18	Lam Research Corp.	3,432
16	Leidos Holdings, Inc.	1,095
50	Marvell Technology Group Ltd.	1,066
105	Mastercard, Inc., Class A	20,790
32	Maxim Integrated Products, Inc.	1,956
5	MercadoLibre, Inc. (Argentina)	1,715
26	Microchip Technology, Inc.	2,429
129	Micron Technology, Inc.(b)	6,810
823	Microsoft Corp.	87,304
18	Motorola Solutions, Inc.	2,183
30	NetApp, Inc.	2,326
65	NVIDIA Corp.	15,916
48	ON Semiconductor Corp.(b)	1,058
350	Oracle Corp.	16,688
10	Palo Alto Networks, Inc.(b)	1,983
36	Paychex, Inc.	2,485
128	PayPal Holdings, Inc.(b)	10,514
14	Qorvo, Inc.(b)	1,145
167	QUALCOMM, Inc.	10,703
20	Red Hat, Inc.(b)	2,825
23	Sabre Corp.	566
77	salesforce.com, Inc.(b)	10,561
30	Seagate Technology PLC	1,579
20	ServiceNow, Inc.(b)	3,519
21	Skyworks Solutions, Inc.	1,986
16	Splunk, Inc.(b)	1,538
32	Square, Inc., Class A(b)	2,069
23	SS&C Technologies Holdings, Inc.	1,221
68	Symantec Corp.	1,375
17	Synopsys, Inc.(b)	1,520
13	Take-Two Interactive Software, Inc.(b)	1,469
39	TE Connectivity Ltd.	3,649
110	Texas Instruments, Inc.	12,245
18	Total System Services, Inc.	1,648
28	Trimble, Inc.(b)	988
76	Twitter, Inc.(b)	2,422
10	VeriSign, Inc.(b)	1,452
203	Visa, Inc., Class A	27,758
8	VMware, Inc., Class A(b)	1,157
33	Western Digital Corp.	2,315
52	Western Union Co. (The)	1,048
15	Workday, Inc., Class A(b)	1,860
33	Worldpay, Inc., Class A(b)	2,712
24	Xerox Corp.	623
28	Xilinx, Inc.	2,018
12	Zillow Group, Inc., Class C(b)	668

		730,756

	Materials - 2.7%
25	Air Products & Chemicals, Inc.	4,104
12	Albemarle Corp.	1,130
10	Avery Dennison Corp.	1,147
24	Axalta Coating Systems Ltd.(b)	726
37	Ball Corp.	1,442
15	Celanese Corp., Series A	1,772
26	CF Industries Holdings, Inc.	1,155
20	Chemours Co. (The)	916
15	Crown Holdings, Inc.(b)	679
262	DowDuPont, Inc.	18,018
16	Eastman Chemical Co.	1,658
29	Ecolab, Inc.	4,080
15	FMC Corp.	1,348
153	Freeport-McMoRan, Inc.	2,525
9	International Flavors & Fragrances, Inc.	1,195
44	International Paper Co.	2,364
38	LyondellBasell Industries NV, Class A	4,210
7	Martin Marietta Materials, Inc.	1,396
41	Mosaic Co. (The)	1,235
59	Newmont Mining Corp.	2,164
36	Nucor Corp.	2,410
11	Packaging Corp. of America	1,242
28	PPG Industries, Inc.	3,099

Schedule of Investments(a)

32	Praxair, Inc.	$5,360
20	Sealed Air Corp.	881
10	Sherwin-Williams Co. (The)	4,407
27	Steel Dynamics, Inc.	1,271
15	Vulcan Materials Co.	1,680
4	Westlake Chemical Corp.	429
28	WestRock Co.	1,623

		75,666

	Real Estate - 2.8%
11	Alexandria Real Estate Equities, Inc. REIT	1,402
49	American Tower Corp. REIT	7,264
16	AvalonBay Communities, Inc. REIT	2,830
17	Boston Properties, Inc. REIT	2,134
10	Camden Property Trust REIT	926
38	CBRE Group, Inc., Class A REIT(b)	1,892
46	Crown Castle International Corp. REIT	5,098
23	Digital Realty Trust, Inc. REIT	2,793
40	Duke Realty Corp. REIT	1,165
9	Equinix, Inc. REIT	3,953
41	Equity Residential REIT	2,683
7	Essex Property Trust, Inc. REIT	1,683
14	Extra Space Storage, Inc. REIT	1,316
8	Federal Realty Investment Trust REIT	1,004
75	GGP, Inc. REIT	1,599
52	HCP, Inc. REIT	1,347
82	Host Hotels & Resorts, Inc. REIT	1,717
35	Invitation Homes, Inc. REIT	809
31	Iron Mountain, Inc. REIT	1,088
5	Jones Lang LaSalle, Inc. REIT	855
47	Kimco Realty Corp. REIT	784
16	Liberty Property Trust REIT	686
13	Macerich Co. (The) REIT	768
13	Mid-America Apartment Communities, Inc. REIT	1,310
17	National Retail Properties, Inc. REIT	758
59	Prologis, Inc. REIT	3,872
18	Public Storage REIT	3,921
33	Realty Income Corp. REIT	1,840
17	Regency Centers Corp. REIT	1,082
13	SBA Communications Corp. REIT(b)	2,057
36	Simon Property Group, Inc. REIT	6,344
11	SL Green Realty Corp. REIT	1,134
30	UDR, Inc. REIT	1,154
40	Ventas, Inc. REIT	2,255
108	VEREIT, Inc. REIT	824
19	Vornado Realty Trust REIT	1,366
41	Welltower, Inc. REIT	2,567
84	Weyerhaeuser Co. REIT	2,871

		79,151

	Telecommunication Services - 2.0%
816	AT&T, Inc.	26,088
109	CenturyLink, Inc.	2,046
89	Sprint Corp.(b)	483
38	T-Mobile US, Inc.	2,280
466	Verizon Communications, Inc.	24,064
24	Zayo Group Holdings, Inc.(b)	890

		55,851

	Utilities - 2.8%
73	AES Corp. (The)	975
25	Alliant Energy Corp.	1,074
27	Ameren Corp.	1,676
55	American Electric Power Co., Inc.	3,913
20	American Water Works Co., Inc.	1,765
12	Atmos Energy Corp.	1,102
46	CenterPoint Energy, Inc.	1,310
31	CMS Energy Corp.	1,499
35	Consolidated Edison, Inc.	2,763
72	Dominion Energy, Inc.	5,163
20	DTE Energy Co.	2,171
78	Duke Energy Corp.	6,366
36	Edison International	2,399
20	Entergy Corp.	1,626

30	Evergy, Inc.	$1,683
35	Eversource Energy	2,125
108	Exelon Corp.	4,590
53	FirstEnergy Corp.	1,878
53	NextEra Energy, Inc.	8,880
36	NiSource, Inc.	942
22	OGE Energy Corp.	797
57	PG&E Corp.	2,456
12	Pinnacle West Capital Corp.	965
76	PPL Corp.	2,186
56	Public Service Enterprise Group, Inc.	2,887
15	SCANA Corp.	600
27	Sempra Energy	3,121
115	Southern Co. (The)	5,589
19	UGI Corp.	1,010
39	Vistra Energy Corp.(b)	881
35	WEC Energy Group, Inc.	2,323
57	Xcel Energy, Inc.	2,671

		79,386

	Total Investments in Securities (Cost $2,509,046) - 100.0%	2,816,815
	Other assets less liabilities - (0.0)%	(1,116)

	Net Assets - 100.0%	$2,815,699

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the nine months ended July 31, 2018.

	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2018	Dividend Income
Invesco Ltd.	$1,611	$—	$—	$(396)	$—	$1,215	40

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.9%
	Consumer Discretionary - 12.9%
19	1-800-Flowers.com, Inc., Class A(b)	$276
55	Aaron’s, Inc.	2,382
52	Abercrombie & Fitch Co., Class A	1,232
34	Acushnet Holdings Corp.	822
69	Adient PLC	3,286
46	Adtalem Global Education, Inc.(b)	2,509
40	AMC Entertainment Holdings, Inc., Class A	652
38	AMC Networks, Inc., Class A(b)	2,291
83	American Axle & Manufacturing Holdings, Inc.(b)	1,388
134	American Eagle Outfitters, Inc.	3,374
43	American Outdoor Brands Corp.(b)	407
12	American Public Education, Inc.(b)	529
15	Asbury Automotive Group, Inc.(b)	1,054
111	Ascena Retail Group, Inc.(b)	408
27	At Home Group, Inc.(b)	979
46	AutoNation, Inc.(b)	2,232
26	Barnes & Noble Education, Inc.(b)	146
44	Barnes & Noble, Inc.	268
54	BBX Capital Corp., Class A	471
24	Beazer Homes USA, Inc.(b)	307
111	Bed Bath & Beyond, Inc.	2,079
66	Belmond Ltd., Class A (United Kingdom)(b)	743
34	Big Lots, Inc.	1,477
1	Biglari Holdings, Inc., Class B(b)	189
18	BJ’s Restaurants, Inc.	1,138
61	Bloomin’ Brands, Inc.	1,180
14	Bojangles’, Inc.(b)	184
21	Boot Barn Holdings, Inc.(b)	491
65	Boyd Gaming Corp.	2,428
45	Bright Horizons Family Solutions, Inc.(b)	4,815
37	Brinker International, Inc.	1,745
68	Brunswick Corp.	4,372
22	Buckle, Inc. (The)	529
53	Burlington Stores, Inc.(b)	8,099
3	Cable One, Inc.	2,172
461	Caesars Entertainment Corp.(b)	5,209
33	Caleres, Inc.	1,105
71	Callaway Golf Co.	1,366
13	Cambium Learning Group, Inc.(b)	154
23	Camping World Holdings, Inc., Class A	510
9	Capella Education Co.	936
50	Career Education Corp.(b)	920
11	Carriage Services, Inc.	275
26	Carrols Restaurant Group, Inc.(b)	377
37	Carter’s, Inc.	3,879
18	Cato Corp. (The), Class A	448
7	Cavco Industries, Inc.(b)	1,487
22	Century Communities, Inc.(b)	671
35	Cheesecake Factory, Inc. (The)	1,961
76	Chegg, Inc.(b)	2,105
98	Chico’s FAS, Inc.	853
14	Children’s Place, Inc. (The)	1,721
30	Choice Hotels International, Inc.	2,328
10	Churchill Downs, Inc.	2,860
13	Chuy’s Holdings, Inc.(b)	411
90	Cinemark Holdings, Inc.	3,233
11	Citi Trends, Inc.	313

23	Clear Channel Outdoor Holdings, Inc., Class A	$102
25	Columbia Sportswear Co.	2,175
15	Conn’s, Inc.(b)	509
40	Cooper Tire & Rubber Co.	1,142
14	Cooper-Standard Holdings, Inc.(b)	1,887
35	Core-Mark Holding Co., Inc.	846
15	Cracker Barrel Old Country Store, Inc.	2,197
56	Crocs, Inc.(b)	1,014
116	Dana, Inc.	2,477
32	Dave & Buster’s Entertainment, Inc.(b)	1,573
22	Deckers Outdoor Corp.(b)	2,482
26	Del Taco Restaurants, Inc.(b)	336
71	Delphi Technologies PLC	3,207
53	Denny’s Corp.(b)	771
66	Dick’s Sporting Goods, Inc.	2,253
10	Dillard’s, Inc., Class A	803
13	Dine Brands Global, Inc.	923
23	Dorman Products, Inc.(b)	1,718
50	DSW, Inc., Class A	1,372
14	Duluth Holdings, Inc., Class B(b)	322
64	Dunkin’ Brands Group, Inc.	4,456
40	E.W. Scripps Co. (The), Class A	524
18	El Pollo Loco Holdings, Inc.(b)	209
41	Eldorado Resorts, Inc.(b)	1,757
14	Emerald Expositions Events, Inc.	270
117	Entercom Communications Corp., Class A	883
50	Entravision Communications Corp., Class A	243
20	Ethan Allen Interiors, Inc.	450
60	Express, Inc.(b)	578
154	Extended Stay America, Inc.	3,279
20	Fiesta Restaurant Group, Inc.(b)	581
44	Five Below, Inc.(b)	4,275
34	Floor & Decor Holdings, Inc., Class A(b)	1,624
96	Foot Locker, Inc.	4,686
33	Fossil Group, Inc.(b)	865
32	Fox Factory Holding Corp.(b)	1,590
77	GameStop Corp., Class A	1,110
82	Gannett Co., Inc.	867
73	GCI Liberty, Inc., Class A(b)	3,512
15	Genesco, Inc.(b)	611
213	Gentex Corp.	4,942
28	Gentherm, Inc.(b)	1,268
33	G-III Apparel Group Ltd.(b)	1,508
52	GNC Holdings, Inc., Class A(b)	165
18	Golden Entertainment, Inc.(b)	560
77	GoPro, Inc., Class A(b)	450
4	Graham Holdings Co., Class B	2,236
37	Grand Canyon Education, Inc.(b)	4,312
68	Gray Television, Inc.(b)	1,051
11	Green Brick Partners, Inc.(b)	107
16	Group 1 Automotive, Inc.	1,120
349	Groupon, Inc., Class A(b)	1,633
47	Guess?, Inc.	1,065
8	Hamilton Beach Brands Holding Co., Class A	203
14	Haverty Furniture Cos., Inc.	277
21	Helen of Troy Ltd.(b)	2,406
13	Hemisphere Media Group, Inc., Class A(b)	156
16	Hibbett Sports, Inc.(b)	367
77	Hilton Grand Vacations, Inc.(b)	2,663
8	Hooker Furniture Corp.	360
79	Houghton Mifflin Harcourt Co.(b)	502
90	Hovnanian Enterprises, Inc., Class A(b)	141
82	ILG, Inc.	2,815
45	IMAX Corp.(b)	995
17	Installed Building Products, Inc.(b)	928
19	International Speedway Corp., Class A	823
21	iRobot Corp.(b)	1,664
236	J.C. Penney Co., Inc.(b)	578
23	Jack in the Box, Inc.	1,938

Schedule of Investments(a)

35	John Wiley & Sons, Inc., Class A	$2,210
26	K12, Inc.(b)	425
63	KB Home	1,496
10	Lands’ End, Inc.(b)	243
37	Laureate Education, Inc., Class A(b)	548
37	La-Z-Boy, Inc.	1,129
19	LCI Industries	1,747
14	LGI Homes, Inc.(b)	724
42	Liberty Expedia Holdings, Inc., Class A(b)	2,023
36	Liberty Latin America Ltd., Class A (Chile)(b)	687
92	Liberty Latin America Ltd., Class C (Chile)(b)	1,781
8	Liberty Media Corp.-Liberty Braves, Class A(b)	206
26	Liberty Media Corp.-Liberty Braves, Class C(b)	670
55	Liberty TripAdvisor Holdings, Inc., Series A(b)	916
17	Lindblad Expeditions Holdings, Inc.(b)	225
40	Lions Gate Entertainment Corp., Class A	954
82	Lions Gate Entertainment Corp., Class B	1,875
19	Lithia Motors, Inc., Class A	1,692
10	Loral Space & Communications, Inc.(b)	395
22	Lumber Liquidators Holdings, Inc.(b)	425
29	M/I Homes, Inc.(b)	750
15	Madison Square Garden Co. (The), Class A(b)	4,683
14	Marcus Corp. (The)	540
20	MarineMax, Inc.(b)	375
18	Marriott Vacations Worldwide Corp.	2,144
38	MDC Holdings, Inc.	1,104
43	MDC Partners, Inc., Class A(b)	219
30	Meredith Corp.	1,595
29	Meritage Homes Corp.(b)	1,251
84	Michaels Cos., Inc. (The)(b)	1,714
38	Modine Manufacturing Co.(b)	663
9	Monarch Casino & Resort, Inc.(b)	429
25	Monro, Inc.	1,686
14	Motorcar Parts of America, Inc.(b)	302
12	Movado Group, Inc.	598
47	MSG Networks, Inc., Class A(b)	1,107
25	Murphy USA, Inc.(b)	1,981
60	National CineMedia, Inc.	496
39	National Vision Holdings, Inc.(b)	1,586
23	Nautilus, Inc.(b)	328
41	New Media Investment Group, Inc.	738
103	New York Times Co. (The), Class A	2,554
37	Nexstar Media Group, Inc., Class A	2,755
23	Nutrisystem, Inc.	920
393	Office Depot, Inc.	986
42	Ollie’s Bargain Outlet Holdings, Inc.(b)	2,919
12	Overstock.com, Inc.(b)	428
14	Oxford Industries, Inc.	1,290
21	Papa John’s International, Inc.	881
34	Party City Holdco, Inc.(b)	536
66	Penn National Gaming, Inc.(b)	2,115
30	Penske Automotive Group, Inc.	1,566
16	PetMed Express, Inc.	594
41	Pinnacle Entertainment, Inc.(b)	1,363
69	Planet Fitness, Inc., Class A(b)	3,279
47	Playa Hotels & Resorts NV(b)	488
10	PlayAGS, Inc.(b)	286
32	Pool Corp.	4,904
18	Potbelly Corp.(b)	223
10	Red Robin Gourmet Burgers, Inc.(b)	473
56	Red Rock Resorts, Inc., Class A	1,979
26	Regis Corp.(b)	454
40	Rent-A-Center, Inc.(b)	594
15	RH(b)	2,038
22	Ruth’s Hospitality Group, Inc.	637
104	Sally Beauty Holdings, Inc.(b)	1,715

23	Scholastic Corp.	$960
41	Scientific Games Corp., Class A(b)	1,970
42	SeaWorld Entertainment, Inc.(b)	895
144	Service Corp. International	5,666
106	ServiceMaster Global Holdings, Inc.(b)	6,041
19	Shake Shack, Inc., Class A(b)	1,184
9	Shoe Carnival, Inc.	282
23	Shutterfly, Inc.(b)	1,892
48	Signet Jewelers Ltd.	2,772
59	Sinclair Broadcast Group, Inc., Class A	1,522
56	Six Flags Entertainment Corp.	3,637
107	Skechers U.S.A., Inc., Class A(b)	2,966
32	Sleep Number Corp.(b)	912
20	Sonic Automotive, Inc., Class A	407
24	Sonic Corp.	844
31	Sotheby’s(b)	1,646
9	Speedway Motorsports, Inc.	159
16	Standard Motor Products, Inc.	780
44	Steven Madden Ltd.	2,378
20	Stoneridge, Inc.(b)	680
8	Strategic Education, Inc.	943
14	Sturm Ruger & Co., Inc.	759
17	Superior Industries International, Inc.	312
38	Tailored Brands, Inc.	766
90	Taylor Morrison Home Corp., Class A(b)	1,758
175	TEGNA, Inc.	1,930
35	Tempur Sealy International, Inc.(b)	1,710
41	Tenneco, Inc.	1,890
52	Texas Roadhouse, Inc.	3,268
41	Thor Industries, Inc.	3,889
26	Tile Shop Holdings, Inc.	216
28	TopBuild Corp.(b)	2,080
16	Tower International, Inc.	517
121	TRI Pointe Group, Inc.(b)	1,715
64	Tribune Media Co., Class A	2,166
11	tronc, Inc.(b)	172
39	Tupperware Brands Corp.	1,432
12	Unifi, Inc.(b)	362
11	Universal Electronics, Inc.(b)	384
59	Urban Outfitters, Inc.(b)	2,620
68	Veoneer, Inc. (Sweden)(b)	3,556
15	Vera Bradley, Inc.(b)	199
43	Vista Outdoor, Inc.(b)	698
24	Visteon Corp.(b)	2,810
45	Wayfair, Inc., Class A(b)	4,897
31	Weight Watchers International, Inc.(b)	2,775
150	Wendy’s Co. (The)	2,502
21	WideOpenWest, Inc.(b)	228
27	William Lyon Homes, Class A(b)	589
67	Williams-Sonoma, Inc.	3,919
22	Wingstop, Inc.	1,086
2	Winmark Corp.	294
23	Winnebago Industries, Inc.	918
74	Wolverine World Wide, Inc.	2,618
31	World Wrestling Entertainment, Inc., Class A	2,452
77	Wyndham Destinations, Inc.	3,551
77	Wyndham Hotels & Resorts, Inc.	4,466
14	Zumiez, Inc.(b)	317

		372,482

	Consumer Staples - 3.3%
21	Andersons, Inc. (The)	740
335	Avon Products, Inc. (United Kingdom)(b)	533
51	B&G Foods, Inc.	1,601
7	Boston Beer Co., Inc. (The), Class A(b)	1,925
12	Calavo Growers, Inc.	1,110
23	Cal-Maine Foods, Inc.(b)	1,035
30	Casey’s General Stores, Inc.	3,281
8	Central Garden & Pet Co.(b)	345
27	Central Garden & Pet Co., Class A(b)	1,083
16	Chefs’ Warehouse, Inc. (The)(b)	431
4	Coca-Cola Bottling Co. Consolidated	580

Schedule of Investments(a)

133	Darling Ingredients, Inc.(b)	$2,672
69	Dean Foods Co.	678
42	Edgewell Personal Care Co.(b)	2,262
17	elf Beauty, Inc.(b)	245
47	Energizer Holdings, Inc.	2,993
8	Farmer Brothers Co.(b)	231
151	Flowers Foods, Inc.	3,080
25	Fresh Del Monte Produce, Inc.	907
16	Freshpet, Inc.(b)	464
72	Hain Celestial Group, Inc. (The)(b)	2,048
89	Herbalife Nutrition Ltd.(b)	4,595
81	Hostess Brands, Inc.(b)	1,135
9	Ingles Markets, Inc., Class A	268
13	Inter Parfums, Inc.	783
12	J & J Snack Foods Corp.	1,740
6	John B. Sanfilippo & Son, Inc.	461
113	Lamb Weston Holdings, Inc.	7,940
15	Lancaster Colony Corp.	2,175
19	Landec Corp.(b)	266
9	Medifast, Inc.	1,545
11	MGP Ingredients, Inc.	903
9	National Beverage Corp.(b)	950
39	Nu Skin Enterprises, Inc., Class A	2,841
82	Performance Food Group Co.(b)	2,940
92	Pinnacle Foods, Inc.	6,111
53	Post Holdings, Inc.(b)	4,588
17	PriceSmart, Inc.	1,390
811	Rite Aid Corp.(b)	1,630
16	Sanderson Farms, Inc.	1,613
49	Simply Good Foods Co. (The)(b)	817
22	Smart & Final Stores, Inc.(b)	130
29	SpartanNash Co.	695
32	Spectrum Brands Holdings, Inc.(b)	2,796
99	Sprouts Farmers Market, Inc.(b)	2,127
29	SUPERVALU, Inc.(b)	937
15	Tootsie Roll Industries, Inc.	448
44	TreeHouse Foods, Inc.(b)	2,090
39	United Natural Foods, Inc.(b)	1,256
19	Universal Corp.	1,313
170	US Foods Holding Corp.(b)	5,748
9	USANA Health Sciences, Inc.(b)	1,190
77	Vector Group Ltd.	1,421
6	Village Super Market, Inc., Class A	162
11	WD-40 Co.	1,762
10	Weis Markets, Inc.	511

		95,521

	Energy - 4.8%
59	Alta Mesa Resources, Inc.(b)	356
57	Antero Midstream GP LP	1,096
61	Apergy Corp.(b)	2,501
17	Arch Coal, Inc., Class A	1,438
101	Archrock, Inc.	1,379
14	Basic Energy Services, Inc.(b)	158
13	Bonanza Creek Energy, Inc.(b)	484
49	C&J Energy Services, Inc.(b)	1,140
33	Cactus, Inc., Class A(b)	1,080
33	California Resources Corp.(b)	1,202
187	Callon Petroleum Co.(b)	2,012
62	Carrizo Oil & Gas, Inc.(b)	1,747
121	Centennial Resource Development, Inc., Class A(b)	2,173
708	Chesapeake Energy Corp.(b)	3,342
139	CNX Resources Corp.(b)	2,263
17	CONSOL Energy, Inc.(b)	708
35	Core Laboratories NV	3,924
23	Covia Holdings Corp.(b)	415
13	CVR Energy, Inc.	511
62	Delek US Holdings, Inc.	3,306
303	Denbury Resources, Inc.(b)	1,367
52	Diamond Offshore Drilling, Inc.(b)	998
29	Dril-Quip, Inc.(b)	1,495
70	Eclipse Resources Corp.(b)	113

56	Enbridge Energy Management LLC(b)	$603
68	Energen Corp.(b)	5,044
48	EnLink Midstream LLC	766
354	Ensco PLC, Class A	2,630
24	Exterran Corp.(b)	665
78	Extraction Oil & Gas, Inc.(b)	1,179
59	Forum Energy Technologies, Inc.(b)	776
61	Frank’s International NV	514
17	FTS International, Inc.(b)	204
304	Gran Tierra Energy, Inc. (Colombia)(b)	1,012
29	Green Plains, Inc.	481
125	Gulfport Energy Corp.(b)	1,439
87	Halcon Resources Corp.(b)	340
106	Helix Energy Solutions Group, Inc.(b)	1,061
82	HighPoint Resources Corp.(b)	536
11	International Seaways, Inc.(b)	239
47	Jagged Peak Energy, Inc.(b)	672
41	Keane Group, Inc.(b)	579
176	Kosmos Energy Ltd. (Ghana)(b)	1,334
149	Laredo Petroleum, Inc.(b)	1,389
6	Mammoth Energy Services, Inc.(b)	223
80	Matador Resources Co.(b)	2,680
20	Matrix Service Co.(b)	399
142	McDermott International, Inc.(b)	2,557
9	Midstates Petroleum Co., Inc.(b)	118
127	Murphy Oil Corp.	4,224
246	Nabors Industries Ltd.	1,471
10	Natural Gas Services Group, Inc.(b)	221
8	NCS Multistage Holdings, Inc.(b)	127
67	Newpark Resources, Inc.(b)	740
6	Nine Energy Service, Inc.(b)	175
186	Noble Corp. PLC(b)	1,086
217	Oasis Petroleum, Inc.(b)	2,652
75	Oceaneering International, Inc.	2,052
44	Oil States International, Inc.(b)	1,536
30	Par Pacific Holdings, Inc.(b)	525
173	Patterson-UTI Energy, Inc.	2,976
82	PBF Energy, Inc., Class A	3,829
51	PDC Energy, Inc.(b)	3,212
65	Peabody Energy Corp.	2,762
8	Penn Virginia Corp.(b)	676
59	ProPetro Holding Corp.(b)	970
195	QEP Resources, Inc.(b)	2,026
193	Range Resources Corp.	2,978
26	Renewable Energy Group, Inc.(b)	443
14	Resolute Energy Corp.(b)	430
5	REX American Resources Corp.(b)	385
49	Ring Energy, Inc.(b)	606
91	Rowan Cos. PLC, Class A(b)	1,318
50	RPC, Inc.	740
24	SandRidge Energy, Inc.(b)	392
13	SEACOR Holdings, Inc.(b)	686
36	Select Energy Services, Inc., Class A(b)	550
50	SemGroup Corp., Class A	1,257
82	SM Energy Co.	2,256
456	Southwestern Energy Co.(b)	2,344
194	SRC Energy, Inc.(b)	2,196
116	Superior Energy Services, Inc.(b)	1,141
124	Tallgrass Energy LP, Class A	2,893
16	Talos Energy, Inc.(b)	594
61	Tellurian, Inc.(b)	476
88	TETRA Technologies, Inc.(b)	379
17	Tidewater, Inc.(b)	584
341	Transocean Ltd.(b)	4,389
153	Ultra Petroleum Corp.(b)	271
40	Unit Corp.(b)	996
62	US Silica Holdings, Inc.	1,672
76	W&T Offshore, Inc.(b)	527
769	Weatherford International PLC(b)	2,607
71	Whiting Petroleum Corp.(b)	3,525
18	WildHorse Resource Development Corp.(b)	395
53	World Fuel Services Corp.	1,475

Schedule of Investments(a)

309	WPX Energy, Inc.(b)	$5,800

		138,213

	Financials - 16.0%
14	1st Source Corp.	792
11	Access National Corp.	306
21	AG Mortgage Investment Trust, Inc. REIT	410
9	Allegiance Bancshares, Inc.(b)	405
34	Ambac Financial Group, Inc.(b)	694
69	American Equity Investment Life Holding Co.	2,465
6	American National Insurance Co.	774
30	Ameris Bancorp	1,398
15	AMERISAFE, Inc.	942
91	AmTrust Financial Services, Inc.	1,318
73	Anworth Mortgage Asset Corp. REIT	368
90	Apollo Commercial Real Estate Finance, Inc. REIT	1,718
37	Arbor Realty Trust, Inc. REIT	421
23	Argo Group International Holdings Ltd.	1,439
18	Arlington Asset Investment Corp., Class A	189
32	ARMOUR Residential REIT, Inc. REIT	761
9	Arrow Financial Corp.	348
36	Artisan Partners Asset Management, Inc., Class A	1,240
46	Aspen Insurance Holdings Ltd. (Bermuda)	1,861
132	Associated Banc-Corp.	3,564
4	Associated Capital Group, Inc., Class A	149
92	Assured Guaranty Ltd.	3,581
19	Atlantic Capital Bancshares, Inc.(b)	339
11	B. Riley Financial, Inc.	241
7	Baldwin & Lyons, Inc., Class B	163
32	Banc of California, Inc.	640
13	BancFirst Corp.	807
42	Bancorp, Inc. (The)(b)	408
69	BancorpSouth Bank	2,270
33	Bank of Hawaii Corp.	2,656
5	Bank of Marin Bancorp	444
97	Bank OZK	3,967
83	BankUnited, Inc.	3,225
24	Banner Corp.	1,511
12	Bar Harbor Bankshares	348
52	Beneficial Bancorp, Inc.	845
32	Berkshire Hills Bancorp, Inc.	1,299
177	BGC Partners, Inc., Class A	1,901
80	Blackstone Mortgage Trust, Inc., Class A REIT	2,651
18	Blue Hills Bancorp, Inc.	394
46	BofI Holding, Inc.(b)	1,795
18	BOK Financial Corp.	1,752
64	Boston Private Financial Holdings, Inc.	922
12	Bridge Bancorp, Inc.	430
61	BrightSphere Investment Group PLC	869
58	Brookline Bancorp, Inc.	1,056
182	Brown & Brown, Inc.	5,325
15	Bryn Mawr Bank Corp.	733
13	Byline Bancorp, Inc.(b)	293
49	Cadence BanCorp, Class A	1,334
12	Camden National Corp.	553
52	Cannae Holdings, Inc.(b)	949
100	Capitol Federal Financial, Inc.	1,307
73	Capstead Mortgage Corp. REIT	611
15	Carolina Financial Corp.	626
62	Cathay General Bancorp	2,579
55	CenterState Bank Corp.	1,526
23	Central Pacific Financial Corp.	634
57	Chemical Financial Corp.	3,238
146	Chimera Investment Corp. REIT	2,789
35	Citizens, Inc.(b)	277
12	City Holding Co.	966
131	CNO Financial Group, Inc.	2,666
28	CoBiz Financial, Inc.	613
16	Cohen & Steers, Inc.	670

65	Colony Credit Real Estate, Inc. REIT	$1,382
56	Columbia Banking System, Inc.	2,292
76	Commerce Bancshares, Inc.	5,077
39	Community Bank System, Inc.	2,467
12	Community Trust Bancorp, Inc.	586
23	ConnectOne Bancorp, Inc.	570
19	Cowen, Inc., Class A(b)	298
13	Crawford & Co., Class A	110
9	Credit Acceptance Corp.(b)	3,452
47	Cullen/Frost Bankers, Inc.	5,193
22	Customers Bancorp, Inc.(b)	560
80	CVB Financial Corp.	1,914
115	CYS Investments, Inc. REIT	841
3	Diamond Hill Investment Group, Inc.	575
24	Dime Community Bancshares, Inc.	413
9	Donegal Group, Inc., Class A	132
25	Donnelley Financial Solutions, Inc.(b)	520
35	Dynex Capital, Inc. REIT	233
25	Eagle Bancorp, Inc.(b)	1,351
7	EMC Insurance Group, Inc.	187
25	Employers Holdings, Inc.	1,161
19	Encore Capital Group, Inc.(b)	686
26	Enova International, Inc.(b)	806
7	Enstar Group Ltd. (Bermuda)(b)	1,513
18	Enterprise Financial Services Corp.	1,013
20	Erie Indemnity Co., Class A	2,485
69	Essent Group Ltd.(b)	2,650
32	Evercore, Inc., Class A	3,616
23	Exantas Capital Corp. REIT	241
39	EZCORP, Inc., Class A(b)	447
259	F.N.B. Corp.	3,323
30	FactSet Research Systems, Inc.	6,041
13	FB Financial Corp.	553
9	FBL Financial Group, Inc., Class A	735
35	FCB Financial Holdings, Inc., Class A(b)	1,785
7	Federal Agricultural Mortgage Corp., Class C	660
82	Federated Investors, Inc., Class B	1,984
108	FGL Holdings(b)	974
17	Fidelity Southern Corp.	407
10	Financial Institutions, Inc.	317
87	First American Financial Corp.	4,872
174	First BanCorp/Puerto Rico(b)	1,430
25	First Bancorp/Southern Pines NC	1,036
33	First Busey Corp.	1,047
5	First Citizens BancShares, Inc., Class A	2,034
74	First Commonwealth Financial Corp.	1,248
11	First Community Bancshares, Inc.	358
16	First Defiance Financial Corp.	515
76	First Financial Bancorp	2,307
43	First Financial Bankshares, Inc.	2,434
7	First Financial Corp.	360
25	First Foundation, Inc.(b)	393
55	First Hawaiian, Inc.	1,554
241	First Horizon National Corp.	4,312
20	First Interstate BancSystem, Inc., Class A	863
38	First Merchants Corp.	1,794
11	First Mid-Illinois Bancshares, Inc.	443
78	First Midwest Bancorp, Inc.	2,080
16	First of Long Island Corp. (The)	349
37	FirstCash, Inc.	3,004
25	Flagstar Bancorp, Inc.(b)	851
21	Flushing Financial Corp.	527
9	Franklin Financial Network, Inc.(b)	352
140	Fulton Financial Corp.	2,429
3	GAMCO Investors, Inc., Class A	73
379	Genworth Financial, Inc., Class A(b)	1,743
17	German American Bancorp, Inc.	623
62	Glacier Bancorp, Inc.	2,647
4	Global Indemnity Ltd., Class A (Cayman Islands)	163
33	Granite Point Mortgage Trust, Inc. REIT	627

Schedule of Investments(a)

8	Great Southern Bancorp, Inc.	$472
45	Great Western Bancorp, Inc.	1,883
17	Green Bancorp, Inc.	413
36	Green Dot Corp., Class A(b)	2,856
19	Greenhill & Co., Inc.	621
22	Greenlight Capital Re Ltd., Class A(b)	321
18	Guaranty Bancorp	541
68	Hancock Whitney Corp.	3,417
25	Hanmi Financial Corp.	626
39	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	764
33	Hanover Insurance Group, Inc. (The)	4,139
11	HarborOne Bancorp, Inc.(b)	202
6	HCI Group, Inc.	257
21	Heartland Financial USA, Inc.	1,234
27	Heritage Commerce Corp.	411
26	Heritage Financial Corp.	911
20	Heritage Insurance Holdings, Inc.	343
60	Hilltop Holdings, Inc.	1,248
124	Home BancShares, Inc.	2,876
21	HomeStreet, Inc.(b)	622
14	HomeTrust Bancshares, Inc.(b)	407
105	Hope Bancorp, Inc.	1,762
31	Horace Mann Educators Corp.	1,355
27	Horizon Bancorp, Inc.	567
27	Houlihan Lokey, Inc., Class A	1,327
42	IBERIABANK Corp.	3,490
4	Independence Holding Co.	139
21	Independent Bank Corp./MA	1,856
16	Independent Bank Corp./MI	392
12	Independent Bank Group, Inc.	805
54	Interactive Brokers Group, Inc., Class A	3,232
43	International Bancshares Corp.	1,911
12	INTL. FCStone, Inc.(b)	643
85	Invesco Mortgage Capital, Inc. REIT(c)	1,410
24	Investment Technology Group, Inc.	532
201	Investors Bancorp, Inc.	2,517
22	James River Group Holdings Ltd.	911
149	Janus Henderson Group PLC (United Kingdom)	4,850
73	Kearny Financial Corp.	1,048
42	Kemper Corp.	3,352
14	Kinsale Capital Group, Inc.	829
10	KKR Real Estate Finance Trust, Inc.	207
69	Ladder Capital Corp., Class A REIT	1,103
82	Ladenburg Thalmann Financial Services, Inc.	278
34	Lakeland Bancorp, Inc.	660
18	Lakeland Financial Corp.	873
39	LegacyTexas Financial Group, Inc.	1,709
67	Legg Mason, Inc.	2,287
230	LendingClub Corp.(b)	948
6	LendingTree, Inc.(b)	1,433
19	Live Oak Bancshares, Inc.	541
70	LPL Financial Holdings, Inc.	4,640
13	Luther Burbank Corp.	141
56	Maiden Holdings Ltd.	487
29	MarketAxess Holdings, Inc.	5,619
65	MB Financial, Inc.	3,149
78	MBIA, Inc.(b)	800
12	Mercantile Bank Corp.	426
7	Merchants Bancorp	172
21	Mercury General Corp.	1,080
39	Meridian Bancorp, Inc.	714
7	Meta Financial Group, Inc.	626
319	MFA Financial, Inc. REIT	2,568
294	MGIC Investment Corp.(b)	3,669
11	Midland States Bancorp, Inc.	371
32	Moelis & Co., Class A	2,035
15	Morningstar, Inc.	1,980
35	MTGE Investment Corp. REIT	702
20	National Bank Holdings Corp., Class A	792

12	National Commerce Corp.(b)	$523
50	National General Holdings Corp.	1,379
2	National Western Life Group, Inc., Class A	648
195	Navient Corp.	2,576
18	Navigators Group, Inc. (The)	1,086
33	NBT Bancorp, Inc.	1,328
17	Nelnet, Inc., Class A	999
257	New Residential Investment Corp. REIT	4,598
85	New York Mortgage Trust, Inc. REIT	528
7	Nicolet Bankshares, Inc.(b)	387
41	NMI Holdings, Inc., Class A(b)	857
33	Northfield Bancorp, Inc.	550
74	Northwest Bancshares, Inc.	1,333
33	OceanFirst Financial Corp.	963
76	Ocwen Financial Corp.(b)	302
33	OFG Bancorp	549
10	Old Line Bancshares, Inc.	343
103	Old National Bancorp	2,003
200	Old Republic International Corp.	4,262
30	On Deck Capital, Inc.(b)	205
61	OneMain Holdings, Inc.(b)	2,028
24	Opus Bank	679
30	Oritani Financial Corp.	480
42	Pacific Premier Bancorp, Inc.(b)	1,554
102	PacWest Bancorp	5,122
11	Park National Corp.	1,205
11	Peapack-Gladstone Financial Corp.	362
51	PennyMac Mortgage Investment Trust REIT	984
12	Peoples Bancorp, Inc.	435
11	People’s Utah Bancorp	400
25	PHH Corp.(b)	272
57	Pinnacle Financial Partners, Inc.	3,563
11	Piper Jaffray Cos.	851
13	PJT Partners, Inc., Class A	783
81	Popular, Inc.	4,020
35	PRA Group, Inc.(b)	1,372
10	Preferred Bank	622
35	Primerica, Inc.	4,018
41	ProAssurance Corp.	1,693
51	Prosperity Bancshares, Inc.	3,578
48	Provident Financial Services, Inc.	1,226
12	Pzena Investment Management, Inc., Class A	117
10	QCR Holdings, Inc.	435
172	Radian Group, Inc.	3,294
58	Redwood Trust, Inc. REIT	975
40	Renasant Corp.	1,787
8	Republic Bancorp, Inc., Class A	383
35	Republic First Bancorp, Inc.(b)	277
29	RLI Corp.	2,168
27	S&T Bancorp, Inc.	1,209
11	Safety Insurance Group, Inc.	1,008
27	Sandy Spring Bancorp, Inc.	1,056
35	Seacoast Banking Corp. of Florida(b)	1,026
45	Selective Insurance Group, Inc.	2,691
34	ServisFirst Bancshares, Inc.	1,437
68	Simmons First National Corp., Class A	2,026
343	SLM Corp.(b)	3,872
29	South State Corp.	2,427
21	Southside Bancshares, Inc.	720
203	Starwood Property Trust, Inc. REIT	4,637
13	State Auto Financial Corp.	420
28	State Bank Financial Corp.	881
165	Sterling Bancorp	3,663
14	Sterling Bancorp, Inc./MI	179
20	Stewart Information Services Corp.	909
55	Stifel Financial Corp.	3,032
16	Stock Yards Bancorp, Inc.	610
13	Sutherland Asset Management Corp. REIT	217
94	Synovus Financial Corp.	4,645
130	TCF Financial Corp.	3,264

Schedule of Investments(a)

39	Texas Capital Bancshares, Inc.(b)	$3,541
5	Texas Pacific Land Trust	3,700
43	TFS Financial Corp.	654
72	Third Point Reinsurance Ltd. (Bermuda)(b)	907
11	Tompkins Financial Corp.	942
50	Towne Bank	1,615
21	TPG RE Finance Trust, Inc. REIT	433
22	TriCo Bancshares	854
17	TriState Capital Holdings, Inc.(b)	500
20	Triumph Bancorp, Inc.(b)	767
21	Trupanion, Inc.(b)	874
73	TrustCo Bank Corp. NY	664
52	Trustmark Corp.	1,830
133	Two Harbors Investment Corp. REIT	2,062
35	UMB Financial Corp.	2,516
175	Umpqua Holdings Corp.	3,728
48	Union Bankshares Corp.	1,944
80	United Bankshares, Inc.	2,956
56	United Community Banks, Inc.	1,682
39	United Community Financial Corp.	408
39	United Financial Bancorp, Inc.	683
16	United Fire Group, Inc.	965
19	United Insurance Holdings Corp.	394
25	Universal Insurance Holdings, Inc.	1,110
26	Univest Corp. of Pennsylvania	710
246	Valley National Bancorp	2,866
13	Veritex Holdings, Inc.(b)	401
21	Virtu Financial, Inc., Class A	423
6	Virtus Investment Partners, Inc.	800
63	Waddell & Reed Financial, Inc., Class A	1,305
23	Walker & Dunlop, Inc.	1,363
68	Washington Federal, Inc.	2,281
12	Washington Trust Bancorp, Inc.	701
19	Waterstone Financial, Inc.	323
71	Webster Financial Corp.	4,582
43	WesBanco, Inc.	2,101
20	Westamerica Bancorporation	1,200
79	Western Alliance Bancorp(b)	4,481
32	Western Asset Mortgage Capital Corp. REIT	354
6	Westwood Holdings Group, Inc.	350
2	White Mountains Insurance Group Ltd.	1,826
43	Wintrust Financial Corp.	3,772
88	WisdomTree Investments, Inc.	769
5	World Acceptance Corp.(b)	500
24	WSFS Financial Corp.	1,361

		461,514

	Health Care - 14.0%
18	Abaxis, Inc.	1,494
23	Abeona Therapeutics, Inc.(b)	332
68	Acadia Healthcare Co., Inc.(b)	2,685
75	ACADIA Pharmaceuticals, Inc.(b)	1,132
25	Accelerate Diagnostics, Inc.(b)	549
29	Acceleron Pharma, Inc.(b)	1,263
63	Accuray, Inc.(b)	243
20	Achaogen, Inc.(b)	142
73	Achillion Pharmaceuticals, Inc.(b)	188
18	Aclaris Therapeutics, Inc.(b)	308
29	Acorda Therapeutics, Inc.(b)	724
17	Adamas Pharmaceuticals, Inc.(b)	404
6	Addus HomeCare Corp.(b)	397
24	Aduro Biotech, Inc.(b)	140
26	Aerie Pharmaceuticals, Inc.(b)	1,756
68	Agenus, Inc.(b)	124
42	Agios Pharmaceuticals, Inc.(b)	3,629
29	Aimmune Therapeutics, Inc.(b)	839
13	Akcea Therapeutics, Inc.(b)	411
30	Akebia Therapeutics, Inc.(b)	309
71	Akorn, Inc.(b)	1,315
45	Alder Biopharmaceuticals, Inc.(b)	853
148	Allscripts Healthcare Solutions, Inc.(b)	1,811
27	AMAG Pharmaceuticals, Inc.(b)	595

22	Amedisys, Inc.(b)	$2,060
9	American Renal Associates Holdings, Inc.(b)	145
143	Amicus Therapeutics, Inc.(b)	2,081
37	AMN Healthcare Services, Inc.(b)	2,238
53	Amneal Pharmaceuticals, Inc.(b)	1,016
28	Amphastar Pharmaceuticals, Inc.(b)	489
13	AnaptysBio, Inc.(b)	1,018
27	AngioDynamics, Inc.(b)	571
6	ANI Pharmaceuticals, Inc.(b)	402
11	Anika Therapeutics, Inc.(b)	440
13	Apellis Pharmaceuticals, Inc.(b)	239
37	Arena Pharmaceuticals, Inc.(b)	1,428
149	Array BioPharma, Inc.(b)	2,293
61	Arrowhead Pharmaceuticals, Inc.(b)	889
20	Assembly Biosciences, Inc.(b)	885
23	Atara Biotherapeutics, Inc.(b)	864
31	athenahealth, Inc.(b)	4,672
25	Athenex, Inc.(b)	482
24	AtriCure, Inc.(b)	688
1	Atrion Corp.	688
22	Audentes Therapeutics, Inc.(b)	828
36	Avanos Medical, Inc.(b)	1,987
22	AxoGen, Inc.(b)	988
19	Bellicum Pharmaceuticals, Inc.(b)	121
73	BioCryst Pharmaceuticals, Inc.(b)	431
14	Biohaven Pharmaceutical Holding Co., Ltd.(b)	483
16	Bio-Rad Laboratories, Inc., Class A(b)	4,906
29	Bio-Techne Corp.	4,659
24	BioTelemetry, Inc.(b)	1,260
69	BioTime, Inc.(b)	179
42	Bluebird Bio, Inc.(b)	6,506
30	Blueprint Medicines Corp.(b)	1,786
141	Brookdale Senior Living, Inc.(b)	1,352
78	Bruker Corp.	2,527
25	Cambrex Corp.(b)	1,562
29	Cantel Medical Corp.	2,689
18	Capital Senior Living Corp.(b)	180
20	Cara Therapeutics, Inc.(b)	359
25	Cardiovascular Systems, Inc.(b)	948
49	Castlight Health, Inc., Class B(b)	162
103	Catalent, Inc.(b)	4,295
100	Cerus Corp.(b)	741
37	Charles River Laboratories International, Inc.(b)	4,599
13	Chemed Corp.	4,108
17	ChemoCentryx, Inc.(b)	196
11	Civitas Solutions, Inc.(b)	180
37	Clovis Oncology, Inc.(b)	1,633
37	Codexis, Inc.(b)	533
35	Coherus Biosciences, Inc.(b)	667
15	Collegium Pharmaceutical, Inc.(b)	289
87	Community Health Systems, Inc.(b)	291
9	Computer Programs & Systems, Inc.	281
11	Concert Pharmaceuticals, Inc.(b)	176
19	CONMED Corp.	1,406
80	Corcept Therapeutics, Inc.(b)	1,050
8	CorVel Corp.(b)	459
32	Cotiviti Holdings, Inc.(b)	1,428
15	CRISPR Therapeutics AG (Switzerland)(b)	716
28	Cross Country Healthcare, Inc.(b)	328
23	CryoLife, Inc.(b)	685
11	Cutera, Inc.(b)	440
43	Cymabay Therapeutics, Inc.(b)	481
30	Cytokinetics, Inc.(b)	220
39	CytomX Therapeutics, Inc.(b)	1,027
9	Deciphera Pharmaceuticals, Inc.(b)	310
15	Denali Therapeutics, Inc.(b)	189
43	Depomed, Inc.(b)	381
24	Dermira, Inc.(b)	234
68	DexCom, Inc.(b)	6,469

Schedule of Investments(a)

24	Dicerna Pharmaceuticals, Inc.(b)	$302
46	Diplomat Pharmacy, Inc.(b)	956
10	Dova Pharmaceuticals, Inc.(b)	216
45	Dynavax Technologies Corp.(b)	607
9	Eagle Pharmaceuticals, Inc.(b)	713
26	Editas Medicine, Inc.(b)	773
33	Emergent BioSolutions, Inc.(b)	1,794
11	Enanta Pharmaceuticals, Inc.(b)	1,073
76	Encompass Health Corp.	5,748
152	Endo International PLC(b)	1,891
43	Endocyte, Inc.(b)	659
60	Endologix, Inc.(b)	305
37	Ensign Group, Inc. (The)	1,335
94	Envision Healthcare Corp.(b)	4,160
36	Epizyme, Inc.(b)	464
22	Esperion Therapeutics, Inc.(b)	989
45	Evolent Health, Inc., Class A(b)	909
94	Exact Sciences Corp.(b)	5,494
235	Exelixis, Inc.(b)	4,864
33	Fate Therapeutics, Inc.(b)	295
58	FibroGen, Inc.(b)	3,660
27	Five Prime Therapeutics, Inc.(b)	402
22	Flexion Therapeutics, Inc.(b)	525
16	G1 Therapeutics, Inc.(b)	822
39	GenMark Diagnostics, Inc.(b)	261
16	Genomic Health, Inc.(b)	859
121	Geron Corp.(b)	434
24	Glaukos Corp.(b)	999
34	Global Blood Therapeutics, Inc.(b)	1,421
58	Globus Medical, Inc., Class A(b)	2,986
26	GlycoMimetics, Inc.(b)	382
42	Haemonetics Corp.(b)	4,101
104	Halozyme Therapeutics, Inc.(b)	1,882
44	HealthEquity, Inc.(b)	3,322
21	HealthStream, Inc.	590
48	Heron Therapeutics, Inc.(b)	1,798
5	Heska Corp.(b)	501
51	Hill-Rom Holdings, Inc.	4,804
64	HMS Holdings Corp.(b)	1,532
133	Horizon Pharma PLC(b)	2,345
13	ICU Medical, Inc.(b)	3,728
122	ImmunoGen, Inc.(b)	1,135
93	Immunomedics, Inc.(b)	2,225
58	Innoviva, Inc.(b)	821
14	Inogen, Inc.(b)	2,789
43	Inovalon Holdings, Inc., Class A(b)	458
65	Inovio Pharmaceuticals, Inc.(b)	261
60	Insmed, Inc.(b)	1,492
45	Insulet Corp.(b)	3,742
16	Insys Therapeutics, Inc.(b)	107
22	Integer Holdings Corp.(b)	1,572
54	Integra LifeSciences Holdings Corp.(b)	3,366
17	Intellia Therapeutics, Inc.(b)	453
17	Intercept Pharmaceuticals, Inc.(b)	1,549
20	Intersect ENT, Inc.(b)	647
32	Intra-Cellular Therapies, Inc.(b)	642
54	Intrexon Corp.(b)	792
24	Invacare Corp.	428
42	Invitae Corp.(b)	371
98	Ionis Pharmaceuticals, Inc.(b)	4,281
60	Iovance Biotherapeutics, Inc.(b)	852
13	iRhythm Technologies, Inc.(b)	982
106	Ironwood Pharmaceuticals, Inc., Class A(b)	2,044
11	Jounce Therapeutics, Inc.(b)	78
32	K2M Group Holdings, Inc.(b)	652
37	Karyopharm Therapeutics, Inc.(b)	658
62	Keryx Biopharmaceuticals, Inc.(b)	263
17	Kura Oncology, Inc.(b)	345
13	La Jolla Pharmaceutical Co.(b)	430
21	Lannett Co., Inc.(b)	268
37	Lantheus Holdings, Inc.(b)	535
11	LeMaitre Vascular, Inc.	396

36	Lexicon Pharmaceuticals, Inc.(b)	$431
23	LHC Group, Inc.(b)	1,980
31	LifePoint Health, Inc.(b)	2,009
17	Ligand Pharmaceuticals, Inc.(b)	3,712
37	LivaNova PLC(b)	4,075
17	Loxo Oncology, Inc.(b)	2,849
30	Luminex Corp.	1,016
29	MacroGenics, Inc.(b)	599
6	Madrigal Pharmaceuticals, Inc.(b)	1,542
19	Magellan Health, Inc.(b)	1,382
67	Mallinckrodt PLC(b)	1,571
38	Masimo Corp.(b)	3,778
59	Medicines Co. (The)(b)	2,344
45	Medidata Solutions, Inc.(b)	3,344
73	MEDNAX, Inc.(b)	3,124
6	Medpace Holdings, Inc.(b)	368
32	Meridian Bioscience, Inc.	506
41	Merit Medical Systems, Inc.(b)	2,226
80	MiMedx Group, Inc.(b)	340
24	Minerva Neurosciences, Inc.(b)	193
14	Mirati Therapeutics, Inc.(b)	860
44	Molina Healthcare, Inc.(b)	4,580
60	Momenta Pharmaceuticals, Inc.(b)	1,776
25	MyoKardia, Inc.(b)	1,435
11	Myovant Sciences Ltd.(b)	223
57	Myriad Genetics, Inc.(b)	2,494
31	Natera, Inc.(b)	712
8	National HealthCare Corp.	577
7	National Research Corp., Class A	266
25	Natus Medical, Inc.(b)	912
40	Neogen Corp.(b)	3,296
45	NeoGenomics, Inc.(b)	630
70	Neurocrine Biosciences, Inc.(b)	7,034
21	Nevro Corp.(b)	1,181
272	Novavax, Inc.(b)	345
49	Novocure Ltd.(b)	1,666
39	NuVasive, Inc.(b)	2,264
50	NxStage Medical, Inc.(b)	1,403
34	Omeros Corp.(b)	716
31	Omnicell, Inc.(b)	1,844
256	OPKO Health, Inc.(b)	1,439
9	Optinose, Inc.(b)	183
44	OraSure Technologies, Inc.(b)	739
14	Orthofix Medical, Inc.(b)	847
46	Owens & Minor, Inc.	868
74	Pacific Biosciences of California, Inc.(b)	281
31	Pacira Pharmaceuticals, Inc.(b)	1,246
26	Paratek Pharmaceuticals, Inc.(b)	263
67	Patterson Cos., Inc.	1,643
116	PDL BioPharma, Inc.(b)	291
24	Penumbra, Inc.(b)	3,414
86	PerkinElmer, Inc.	6,809
14	Phibro Animal Health Corp., Class A	671
48	Portola Pharmaceuticals, Inc.(b)	1,718
39	PRA Health Sciences, Inc.(b)	4,100
44	Premier, Inc., Class A(b)	1,646
40	Prestige Brands Holdings, Inc.(b)	1,429
53	Progenics Pharmaceuticals, Inc.(b)	423
29	Prothena Corp. PLC (Ireland)(b)	431
9	Providence Service Corp. (The)(b)	631
30	PTC Therapeutics, Inc.(b)	1,142
23	Puma Biotechnology, Inc.(b)	1,107
36	Quality Systems, Inc.(b)	725
22	Quidel Corp.(b)	1,493
65	R1 RCM, Inc.(b)	521
33	Radius Health, Inc.(b)	792
29	RadNet, Inc.(b)	389
16	Reata Pharmaceuticals, Inc., Class A(b)	1,122
23	REGENXBIO, Inc.(b)	1,617
28	Repligen Corp.(b)	1,353
28	Retrophin, Inc.(b)	774
24	Revance Therapeutics, Inc.(b)	690

Schedule of Investments(a)

16	Rhythm Pharmaceuticals, Inc.(b)	$497
107	Rigel Pharmaceuticals, Inc.(b)	302
17	Rocket Pharmaceuticals, Inc.(b)	349
38	Rockwell Medical, Inc.(b)	154
36	Sage Therapeutics, Inc.(b)	5,196
77	Sangamo Therapeutics, Inc.(b)	1,051
49	Sarepta Therapeutics, Inc.(b)	5,696
81	Select Medical Holdings Corp.(b)	1,685
15	Seres Therapeutics, Inc.(b)	114
53	Sorrento Therapeutics, Inc.(b)	297
25	Spark Therapeutics, Inc.(b)	1,918
70	Spectrum Pharmaceuticals, Inc.(b)	1,490
22	STAAR Surgical Co.(b)	679
67	STERIS PLC	7,669
43	Supernus Pharmaceuticals, Inc.(b)	2,277
15	Surgery Partners, Inc.(b)	226
10	SurModics, Inc.(b)	588
44	Syneos Health, Inc., Class A(b)	2,168
171	Synergy Pharmaceuticals, Inc.(b)	291
12	Tabula Rasa HealthCare, Inc.(b)	699
11	Tactile Systems Technology, Inc.(b)	529
42	Teladoc, Inc.(b)	2,514
81	Tenet Healthcare Corp.(b)	3,048
30	TESARO, Inc.(b)	1,045
41	TG Therapeutics, Inc.(b)	482
130	TherapeuticsMD, Inc.(b)	679
32	Theravance Biopharma, Inc. (Cayman Islands)(b)	766
31	Tivity Health, Inc.(b)	1,045
18	Triple-S Management Corp., Class B(b)	639
36	Ultragenyx Pharmaceutical, Inc.(b)	2,848
18	uniQure N.V. (Netherlands)(b)	556
10	US Physical Therapy, Inc.	1,047
44	Vanda Pharmaceuticals, Inc.(b)	917
29	Varex Imaging Corp.(b)	1,109
23	ViewRay, Inc.(b)	274
19	Vocera Communications, Inc.(b)	573
13	Voyager Therapeutics, Inc.(b)	245
8	WaVe Life Sciences Ltd.(b)	323
35	WellCare Health Plans, Inc.(b)	9,360
57	West Pharmaceutical Services, Inc.	6,250
82	Wright Medical Group NV(b)	2,085
38	Xencor, Inc.(b)	1,414
97	ZIOPHARM Oncology, Inc.(b)	251
25	Zogenix, Inc.(b)	1,419

		403,655

	Industrials - 14.2%
33	AAON, Inc.	1,246
25	AAR Corp.	1,185
54	ABM Industries, Inc.	1,685
83	ACCO Brands Corp.	1,062
46	Actuant Corp., Class A	1,313
53	Advanced Disposal Services, Inc.(b)	1,304
29	Advanced Drainage Systems, Inc.	811
122	AECOM(b)	4,094
26	Aegion Corp.(b)	644
58	Aerojet Rocketdyne Holdings, Inc.(b)	1,955
16	Aerovironment, Inc.(b)	1,178
78	Air Lease Corp.	3,429
11	Air Transport Services Group, Inc.(b)	248
42	Aircastle Ltd.	871
8	Alamo Group, Inc.	744
22	Albany International Corp., Class A	1,455
3	Allegiant Travel Co.	371
99	Allison Transmission Holdings, Inc.	4,653
23	Altra Industrial Motion Corp.	1,010
6	American Railcar Industries, Inc.	273
11	American Woodmark Corp.(b)	918
22	Apogee Enterprises, Inc.	1,117
30	Applied Industrial Technologies, Inc.	2,239
19	ArcBest Corp.	884
11	Argan, Inc.	422

16	Armstrong Flooring, Inc.(b)	$209
35	Armstrong World Industries, Inc.(b)	2,376
42	ASGN, Inc.(b)	3,793
15	Astec Industries, Inc.	737
16	Astronics Corp.(b)	656
42	Atkore International Group, Inc.(b)	994
5	Atlas Air Worldwide Holdings, Inc.(b)	335
53	Avis Budget Group, Inc.(b)	1,847
42	Axon Enterprise, Inc.(b)	2,853
20	AZZ, Inc.	1,084
39	Barnes Group, Inc.	2,646
6	Barrett Business Services, Inc.	551
53	Beacon Roofing Supply, Inc.(b)	2,230
9	Blue Bird Corp.(b)	203
46	BMC Stock Holdings, Inc.(b)	1,012
36	Brady Corp., Class A	1,377
32	Briggs & Stratton Corp.	566
39	Brink’s Co. (The)	3,114
92	Builders FirstSource, Inc.(b)	1,650
77	BWX Technologies, Inc.	5,064
12	CAI International, Inc.(b)	276
48	Carlisle Cos., Inc.	5,896
29	Casella Waste Systems, Inc., Class A(b)	799
39	CBIZ, Inc.(b)	858
22	Chart Industries, Inc.(b)	1,718
18	Cimpress NV (Netherlands)(b)	2,629
11	CIRCOR International, Inc.	488
73	Civeo Corp.(b)	278
42	Clean Harbors, Inc.(b)	2,391
74	Colfax Corp.(b)	2,390
15	Columbus McKinnon Corp.	617
28	Comfort Systems USA, Inc.	1,555
30	Continental Building Products, Inc.(b)	957
90	Covanta Holding Corp.	1,620
9	Covenant Transportation Group, Inc., Class A(b)	261
37	Crane Co.	3,351
12	CSW Industrials, Inc.(b)	651
20	Cubic Corp.	1,362
33	Curtiss-Wright Corp.	4,390
31	Daseke, Inc.(b)	269
37	Deluxe Corp.	2,180
101	Donaldson Co., Inc.	4,818
17	Douglas Dynamics, Inc.	835
29	Dun & Bradstreet Corp. (The)	3,651
13	DXP Enterprises, Inc.(b)	537
24	Dycom Industries, Inc.(b)	2,140
20	Echo Global Logistics, Inc.(b)	689
46	EMCOR Group, Inc.	3,540
16	Encore Wire Corp.	780
27	Energy Recovery, Inc.(b)	218
33	EnerSys	2,708
15	Engility Holdings, Inc.(b)	519
19	Ennis, Inc.	413
17	EnPro Industries, Inc.	1,299
20	ESCO Technologies, Inc.	1,245
28	Essendant, Inc.	466
21	Esterline Technologies Corp.(b)	1,791
44	Evoqua Water Technologies Corp.(b)	939
40	Exponent, Inc.	1,956
45	Federal Signal Corp.	1,069
7	Forrester Research, Inc.	324
23	Forward Air Corp.	1,470
11	Foundation Building Materials, Inc.(b)	159
30	Franklin Electric Co., Inc.	1,483
29	FTI Consulting, Inc.(b)	2,290
85	Gardner Denver Holdings, Inc.(b)	2,432
45	Gates Industrial Corp PLC(b)	701
29	GATX Corp.	2,388
48	Generac Holdings, Inc.(b)	2,580
49	Genesee & Wyoming, Inc., Class A(b)	4,214
23	Gibraltar Industries, Inc.(b)	999

Schedule of Investments(a)

17	Global Brass & Copper Holdings, Inc.	$560
25	GMS, Inc.(b)	656
14	Gorman-Rupp Co. (The)	530
10	GP Strategies Corp.(b)	189
133	Graco, Inc.	6,137
37	Granite Construction, Inc.	1,996
42	Great Lakes Dredge & Dock Corp.(b)	227
22	Greenbrier Cos., Inc. (The)	1,246
23	Griffon Corp.	412
24	H&E Equipment Services, Inc.	883
61	Harsco Corp.(b)	1,546
10	Hawaiian Holdings, Inc.	401
56	Healthcare Services Group, Inc.	2,255
35	Heartland Express, Inc.	672
32	HEICO Corp.	2,444
60	HEICO Corp., Class A	3,885
14	Heidrick & Struggles International, Inc.	573
16	Herc Holdings, Inc.(b)	909
11	Heritage-Crystal Clean, Inc.(b)	265
46	Herman Miller, Inc.	1,741
38	Hertz Global Holdings, Inc.(b)	579
70	Hexcel Corp.	4,831
51	Hillenbrand, Inc.	2,560
34	HNI Corp.	1,471
26	Hub Group, Inc., Class A(b)	1,206
43	Hubbell, Inc.	5,300
17	Huron Consulting Group, Inc.(b)	742
6	Hyster-Yale Materials Handling, Inc.	395
14	ICF International, Inc.	1,031
36	InnerWorkings, Inc.(b)	319
30	Insperity, Inc.	2,853
14	Insteel Industries, Inc.	576
48	Interface, Inc.	1,075
68	ITT, Inc.	3,854
65	JELD-WEN Holding, Inc.(b)	1,784
25	John Bean Technologies Corp.	2,765
9	Kadant, Inc.	869
18	Kaman Corp.	1,192
105	KAR Auction Services, Inc.	6,242
109	KBR, Inc.	2,178
24	Kelly Services, Inc., Class A	583
62	Kennametal, Inc.	2,416
34	KeyW Holding Corp. (The)(b)	302
18	Kforce, Inc.	680
28	Kimball International, Inc., Class B	452
12	Kirby Corp.(b)	1,001
40	KLX, Inc.(b)	2,922
37	Knoll, Inc.	834
42	Korn/Ferry International	2,771
65	Kratos Defense & Security Solutions, Inc.(b)	840
33	Landstar System, Inc.	3,668
48	Lincoln Electric Holdings, Inc.	4,509
8	Lindsay Corp.	753
26	LSC Communications, Inc.	391
13	Lydall, Inc.(b)	603
63	Macquarie Infrastructure Corp.	2,861
25	Manitowoc Co., Inc. (The)(b)	662
31	Marten Transport Ltd.	677
23	Masonite International Corp.	1,570
51	MasTec, Inc.(b)	2,374
8	Matson, Inc.	288
25	Matthews International Corp., Class A	1,314
21	McGrath RentCorp	1,247
37	Mercury Systems, Inc.(b)	1,544
64	Meritor, Inc.(b)	1,318
54	Milacron Holdings Corp.(b)	1,126
13	Mistras Group, Inc.(b)	274
34	Mobile Mini, Inc.	1,450
25	Moog, Inc., Class A	1,875
72	MRC Global, Inc.(b)	1,631
29	MSA Safety, Inc.	2,926
35	MSC Industrial Direct Co., Inc., Class A	2,962

42	Mueller Industries, Inc.	$1,391
121	Mueller Water Products, Inc., Class A	1,494
11	Multi-Color Corp.	730
12	MYR Group, Inc.(b)	443
4	National Presto Industries, Inc.	499
36	Navigant Consulting, Inc.(b)	783
34	Navistar International Corp.(b)	1,464
32	NCI Building Systems, Inc.(b)	510
20	Nexeo Solutions, Inc.(b)	182
20	NN, Inc.	430
41	Nordson Corp.	5,499
82	NOW, Inc.(b)	1,226
6	NV5 Global, Inc.(b)	452
135	nVent Electric PLC (United Kingdom)(b)	3,699
2	Omega Flex, Inc.	185
59	Oshkosh Corp.	4,440
6	Park-Ohio Holdings Corp.	225
18	Patrick Industries, Inc.(b)	1,102
37	PGT Innovations, Inc.(b)	888
142	Pitney Bowes, Inc.	1,240
170	Plug Power, Inc.(b)	340
7	Powell Industries, Inc.	257
31	Primoris Services Corp.	837
20	Proto Labs, Inc.(b)	2,493
23	Quad/Graphics, Inc., Class A	473
24	Quanex Building Products Corp.	425
120	Quanta Services, Inc.(b)	4,088
27	Raven Industries, Inc.	1,048
19	RBC Bearings, Inc.(b)	2,762
34	Regal Beloit Corp.	2,922
21	Resources Connection, Inc.	334
22	REV Group, Inc.	378
84	Rexnord Corp.(b)	2,540
53	RR Donnelley & Sons Co.	313
3	Rush Enterprises, Inc., Class B(b)	135
26	Rush Enterprises, Inc., Class A(b)	1,172
41	Ryder System, Inc.	3,210
20	Saia, Inc.(b)	1,507
33	Simpson Manufacturing Co., Inc.	2,408
31	SiteOne Landscape Supply, Inc.(b)	2,764
10	SkyWest, Inc.	599
17	SP Plus Corp.(b)	663
26	Spartan Motors, Inc.	383
13	Spirit Airlines, Inc.(b)	565
32	SPX Corp.(b)	1,187
32	SPX FLOW, Inc.(b)	1,521
10	Standex International Corp.	1,036
66	Steelcase, Inc., Class A	907
21	Sun Hydraulics Corp.	1,093
69	Sunrun, Inc.(b)	976
11	Systemax, Inc.	492
23	Team, Inc.(b)	501
28	Teledyne Technologies, Inc.(b)	6,144
14	Tennant Co.	1,139
65	Terex Corp.	2,868
44	Tetra Tech, Inc.	2,675
25	Thermon Group Holdings, Inc.(b)	627
54	Timken Co. (The)	2,659
38	Titan International, Inc.	402
14	Titan Machinery, Inc.(b)	212
84	Toro Co. (The)	5,056
12	TPI Composites, Inc.(b)	370
46	Trex Co., Inc.(b)	3,576
35	TriMas Corp.(b)	1,036
34	TriNet Group, Inc.(b)	1,831
105	Trinity Industries, Inc.	4,000
41	Triton International Ltd. (Bermuda)	1,443
38	Triumph Group, Inc.	792
32	TrueBlue, Inc.(b)	866
30	Tutor Perini Corp.(b)	555
12	UniFirst Corp.	2,246
90	Univar, Inc.(b)	2,474

Schedule of Investments(a)

48	Universal Forest Products, Inc.	$1,768
6	Universal Logistics Holdings, Inc.	201
17	US Ecology, Inc.	1,153
72	USG Corp.(b)	3,112
18	Valmont Industries, Inc.	2,514
9	Veritiv Corp.(b)	345
16	Viad Corp.	918
13	Vicor Corp.(b)	748
7	VSE Corp.	302
46	Wabash National Corp.	911
30	WageWorks, Inc.(b)	1,584
24	Watsco, Inc.	4,140
23	Watts Water Technologies, Inc., Class A	1,968
106	Welbilt, Inc.(b)	2,417
36	Werner Enterprises, Inc.	1,341
42	Wesco Aircraft Holdings, Inc.(b)	502
37	WESCO International, Inc.(b)	2,257
26	Willscot Corp., Class A(b)	434
44	Woodward, Inc.	3,661
25	YRC Worldwide, Inc.(b)	243

		408,871

	Information Technology - 15.2%
41	2U, Inc.(b)	3,102
82	3D Systems Corp.(b)	998
70	8x8, Inc.(b)	1,396
38	A10 Networks, Inc.(b)	257
19	Acacia Communications, Inc.(b)	611
90	ACI Worldwide, Inc.(b)	2,326
60	Acxiom Corp.(b)	2,432
37	ADTRAN, Inc.	601
31	Advanced Energy Industries, Inc.(b)	1,898
24	Alarm.com Holdings, Inc.(b)	1,029
14	Alpha & Omega Semiconductor Ltd.(b)	187
26	Ambarella, Inc.(b)	1,019
82	Amkor Technology, Inc.(b)	712
27	ANGI Homeservices, Inc., Class A(b)	424
27	Anixter International, Inc.(b)	1,968
14	Applied Optoelectronics, Inc.(b)	538
142	ARRIS International PLC(b)	3,587
58	Aspen Technology, Inc.(b)	5,556
85	Avaya Holdings Corp.(b)	1,749
38	AVX Corp.	790
23	Axcelis Technologies, Inc.(b)	506
22	Badger Meter, Inc.	1,147
33	Belden, Inc.	2,137
38	Benchmark Electronics, Inc.	920
12	Benefitfocus, Inc.(b)	361
112	Black Knight, Inc.(b)	5,785
38	Blackbaud, Inc.	3,793
27	Blackline, Inc.(b)	1,153
37	Blucora, Inc.(b)	1,286
113	Booz Allen Hamilton Holding Corp.	5,342
31	Bottomline Technologies (DE), Inc.(b)	1,671
89	Box, Inc., Class A(b)	2,132
57	Brooks Automation, Inc.	1,743
20	Cabot Microelectronics Corp.	2,409
19	CACI International, Inc., Class A(b)	3,329
27	CalAmp Corp.(b)	615
24	Carbonite, Inc.(b)	823
35	Cardtronics PLC, Class A(b)	886
52	Cars.com, Inc.(b)	1,475
9	Cass Information Systems, Inc.	606
17	CEVA, Inc.(b)	512
18	ChannelAdvisor Corp.(b)	250
111	Ciena Corp.(b)	2,819
49	Cirrus Logic, Inc.(b)	2,120
27	Cision Ltd.(b)	407
80	Cloudera, Inc.(b)	1,071
19	Coherent, Inc.(b)	3,003
21	Cohu, Inc.	529
33	CommVault Systems, Inc.(b)	2,142
18	Comtech Telecommunications Corp.	605

144	Conduent, Inc.(b)	$2,586
19	Control4 Corp.(b)	483
72	Convergys Corp.	1,771
65	CoreLogic, Inc.(b)	3,165
36	Cornerstone OnDemand, Inc.(b)	1,778
34	Coupa Software, Inc.(b)	2,085
31	Cray, Inc.(b)	773
79	Cree, Inc.(b)	3,725
26	CSG Systems International, Inc.	1,057
24	CTS Corp.	838
258	Cypress Semiconductor Corp.	4,595
28	Daktronics, Inc.	241
52	Diebold Nixdorf, Inc.	590
33	Diodes, Inc.(b)	1,226
46	Dolby Laboratories, Inc., Class A	2,965
16	Ebix, Inc.	1,270
37	EchoStar Corp., Class A(b)	1,665
23	Electro Scientific Industries, Inc.(b)	415
35	Electronics For Imaging, Inc.(b)	1,194
27	Ellie Mae, Inc.(b)	2,679
49	Endurance International Group Holdings, Inc.(b)	402
112	Entegris, Inc.	3,937
34	Envestnet, Inc.(b)	1,992
39	EPAM Systems, Inc.(b)	5,078
11	ePlus, Inc.(b)	1,085
85	Etsy, Inc.(b)	3,473
42	Euronet Worldwide, Inc.(b)	3,861
21	Everbridge, Inc.(b)	945
52	Everi Holdings, Inc.(b)	382
47	EVERTEC, Inc.	1,095
26	ExlService Holdings, Inc.(b)	1,551
84	Extreme Networks, Inc.(b)	714
28	Fabrinet (Thailand)(b)	1,095
23	Fair Isaac Corp.(b)	4,634
13	FARO Technologies, Inc.(b)	846
92	Finisar Corp.(b)	1,550
141	FireEye, Inc.(b)	2,190
61	First Solar, Inc.(b)	3,193
140	Fitbit, Inc., Class A(b)	830
41	Five9, Inc.(b)	1,308
9	ForeScout Technologies, Inc.(b)	306
55	FormFactor, Inc.(b)	712
82	Glu Mobile, Inc.(b)	437
43	Gogo, Inc.(b)	154
68	GrubHub, Inc.(b)	8,289
27	GTT Communications, Inc.(b)	1,200
59	Guidewire Software, Inc.(b)	5,086
19	Hackett Group, Inc. (The)	343
40	Hortonworks, Inc.(b)	697
28	HubSpot, Inc.(b)	3,475
16	Ichor Holdings Ltd.(b)	336
46	II-VI, Inc.(b)	1,803
27	Imperva, Inc.(b)	1,249
124	Infinera Corp.(b)	1,032
29	Inphi Corp.(b)	912
27	Insight Enterprises, Inc.(b)	1,357
22	Instructure, Inc.(b)	851
102	Integrated Device Technology, Inc.(b)	3,512
27	InterDigital, Inc.	2,226
27	Itron, Inc.(b)	1,652
39	j2 Global, Inc.	3,309
125	Jabil, Inc.	3,521
38	KEMET Corp.(b)	988
21	Kimball Electronics, Inc.(b)	427
68	Knowles Corp.(b)	1,180
54	Kulicke & Soffa Industries, Inc. (Singapore)	1,423
88	Lattice Semiconductor Corp.(b)	677
107	Limelight Networks, Inc.(b)	477
19	Littelfuse, Inc.	4,120
48	LivePerson, Inc.(b)	1,114

Schedule of Investments(a)

41	LogMeIn, Inc.	$3,323
50	Lumentum Holdings, Inc.(b)	2,612
32	MACOM Technology Solutions Holdings, Inc.(b)	667
53	Manhattan Associates, Inc.(b)	2,550
20	ManTech International Corp., Class A	1,197
52	MAXIMUS, Inc.	3,370
50	MaxLinear, Inc., Class A(b)	865
34	Mellanox Technologies Ltd. (Israel)(b)	2,669
3	Mesa Laboratories, Inc.	607
34	Methode Electronics, Inc.	1,334
7	MicroStrategy, Inc., Class A(b)	911
27	MINDBODY, Inc., Class A(b)	1,008
93	Mitel Networks Corp.(b)	1,020
42	MKS Instruments, Inc.	3,961
31	Mobileiron, Inc.(b)	146
17	Model N, Inc.(b)	317
23	MoneyGram International, Inc.(b)	150
31	Monolithic Power Systems, Inc.	4,113
32	Monotype Imaging Holdings, Inc.	661
13	MTS Systems Corp.	709
18	Nanometrics, Inc.(b)	678
97	National Instruments Corp.	4,250
92	NCR Corp.(b)	2,569
44	Net 1 UEPS Technologies, Inc. (South Africa)(b)	411
25	NETGEAR, Inc.(b)	1,646
66	NetScout Systems, Inc.(b)	1,769
32	New Relic, Inc.(b)	3,126
48	NIC, Inc.	787
25	Novanta, Inc.(b)	1,559
223	Nuance Communications, Inc.(b)	3,294
89	Nutanix, Inc., Class A(b)	4,351
4	NVE Corp.	427
127	Oclaro, Inc.(b)	1,074
23	OneSpan, Inc.(b)	375
14	OSI Systems, Inc.(b)	1,117
210	Pandora Media, Inc.(b)	1,415
15	Park Electrochemical Corp.	332
39	Paycom Software, Inc.(b)	4,144
24	Paylocity Holding Corp.(b)	1,392
9	PC Connection, Inc.	305
21	PDF Solutions, Inc.(b)	220
30	Pegasystems, Inc.	1,668
27	Perficient, Inc.(b)	711
110	Perspecta, Inc.	2,387
52	Photronics, Inc.(b)	468
26	Plantronics, Inc.	1,785
26	Plexus Corp.(b)	1,545
23	Power Integrations, Inc.	1,644
25	Presidio, Inc.(b)	349
33	Progress Software Corp.	1,214
39	Proofpoint, Inc.(b)	4,448
20	PROS Holdings, Inc.(b)	743
90	PTC, Inc.(b)	8,272
74	Pure Storage, Inc., Class A(b)	1,603
30	Q2 Holdings, Inc.(b)	1,774
8	QAD, Inc., Class A	398
26	Qualys, Inc.(b)	2,265
24	Quantenna Communications, Inc.(b)	382
29	QuinStreet, Inc.(b)	385
70	Quotient Technology, Inc.(b)	1,032
85	Rambus, Inc.(b)	1,051
22	Rapid7, Inc.(b)	612
52	RealPage, Inc.(b)	2,865
39	Ribbon Communications, Inc.(b)	265
52	RingCentral, Inc., Class A(b)	3,835
14	Rogers Corp.(b)	1,632
23	Rudolph Technologies, Inc.(b)	658
37	SailPoint Technologies Holding, Inc.(b)	891
58	Sanmina Corp.(b)	1,688
19	ScanSource, Inc.(b)	784

34	Science Applications International Corp.	$2,869
53	Semtech Corp.(b)	2,515
13	SendGrid, Inc.(b)	332
54	ServiceSource International, Inc.(b)	189
14	Shutterstock, Inc.(b)	645
33	Silicon Laboratories, Inc.(b)	3,143
8	SMART Global Holdings, Inc.(b)	244
27	SolarEdge Technologies, Inc.(b)	1,438
13	SPS Commerce, Inc.(b)	1,115
13	Stamps.com, Inc.(b)	3,393
48	SunPower Corp.(b)	348
30	Super Micro Computer, Inc.(b)	663
29	Sykes Enterprises, Inc.(b)	860
26	Synaptics, Inc.(b)	1,303
23	SYNNEX Corp.	2,219
32	Syntel, Inc.(b)	1,299
53	Tableau Software, Inc., Class A(b)	5,463
28	Tech Data Corp.(b)	2,335
16	TechTarget, Inc.(b)	455
97	Teradata Corp.(b)	3,714
152	Teradyne, Inc.	6,574
92	TiVo Corp.	1,118
24	Trade Desk, Inc. (The), Class A(b)	2,024
103	Travelport Worldwide Ltd.	1,947
53	TrueCar, Inc.(b)	589
12	TTEC Holdings, Inc.	386
79	TTM Technologies, Inc.(b)	1,371
6	Tucows, Inc., Class A(b)	353
51	Twilio, Inc., Class A(b)	2,952
28	Tyler Technologies, Inc.(b)	6,300
18	Ubiquiti Networks, Inc.(b)	1,486
23	Ultimate Software Group, Inc. (The)(b)	6,368
35	Ultra Clean Holdings, Inc.(b)	470
38	Unisys Corp.(b)	488
33	Universal Display Corp.	3,178
12	Upland Software, Inc.(b)	376
22	Varonis Systems, Inc.(b)	1,315
36	Veeco Instruments, Inc.(b)	527
86	VeriFone Systems, Inc.(b)	1,969
51	Verint Systems, Inc.(b)	2,290
87	Versum Materials, Inc.	3,354
44	ViaSat, Inc.(b)	3,095
172	Viavi Solutions, Inc.(b)	1,741
22	Virtusa Corp.(b)	1,162
102	Vishay Intertechnology, Inc.	2,550
31	Web.com Group, Inc.(b)	780
34	WEX, Inc.(b)	6,454
17	Workiva, Inc., Class A(b)	429
41	Xcerra Corp.(b)	584
19	XO Group, Inc.(b)	535
38	Xperi Corp.	633
61	Yelp, Inc., Class A(b)	2,250
37	Yext, Inc.(b)	782
42	Zebra Technologies Corp., Class A(b)	5,793
81	Zendesk, Inc.(b)	4,412
609	Zynga, Inc., Class A(b)	2,308

		439,154

	Materials - 5.8%
23	A. Schulman, Inc.	997
23	AdvanSix, Inc.(b)	931
17	AgroFresh Solutions, Inc.(b)	121
240	AK Steel Holding Corp.(b)	1,111
144	Alcoa Corp.(b)	6,231
97	Allegheny Technologies, Inc.(b)	2,697
20	American Vanguard Corp.	434
48	AptarGroup, Inc.	4,917
48	Ashland Global Holdings, Inc.	3,941
25	Balchem Corp.	2,507
70	Bemis Co., Inc.	3,214
102	Berry Global Group, Inc.(b)	4,983
29	Boise Cascade Co.	1,254
48	Cabot Corp.	3,173

Schedule of Investments(a)

36	Carpenter Technology Corp.	$1,972
40	Century Aluminum Co.(b)	512
6	Chase Corp.	741
13	Clearwater Paper Corp.(b)	294
214	Cleveland-Cliffs, Inc.(b)	2,309
138	Coeur Mining, Inc.(b)	966
93	Commercial Metals Co.	2,078
26	Compass Minerals International, Inc.	1,764
48	Domtar Corp.	2,315
38	Eagle Materials, Inc.	3,775
60	Ferro Corp.(b)	1,351
15	Forterra, Inc.(b)	136
20	FutureFuel Corp.	275
53	GCP Applied Technologies, Inc.(b)	1,545
247	Graphic Packaging Holding Co.	3,589
20	Greif, Inc., Class A	1,089
4	Greif, Inc., Class B	231
39	H.B. Fuller Co.	2,211
7	Hawkins, Inc.	261
9	Haynes International, Inc.	382
391	Hecla Mining Co.	1,251
169	Huntsman Corp.	5,667
34	Ingevity Corp.(b)	3,389
15	Innophos Holdings, Inc.	678
19	Innospec, Inc.	1,538
76	Intrepid Potash, Inc.(b)	325
13	Kaiser Aluminum Corp.	1,451
71	KapStone Paper and Packaging Corp.	2,469
10	KMG Chemicals, Inc.	718
16	Koppers Holdings, Inc.(b)	601
24	Kraton Corp.(b)	1,154
18	Kronos Worldwide, Inc.	409
116	Louisiana-Pacific Corp.	3,123
15	Materion Corp.	940
200	McEwen Mining, Inc.(b)	448
35	Mercer International, Inc. (Canada)	628
27	Minerals Technologies, Inc.	2,041
18	Myers Industries, Inc.	388
13	Neenah, Inc.	1,141
8	NewMarket Corp.	3,276
133	Olin Corp.	3,925
34	OMNOVA Solutions, Inc.(b)	318
124	Owens-Illinois, Inc.(b)	2,316
33	P.H. Glatfelter Co.	540
186	Platform Specialty Products Corp.(b)	2,299
63	PolyOne Corp.	2,826
31	PQ Group Holdings, Inc.(b)	559
11	Quaker Chemical Corp.	1,953
45	Rayonier Advanced Materials, Inc.	812
57	Reliance Steel & Aluminum Co.	5,141
44	Resolute Forest Products, Inc.(b)	447
52	Royal Gold, Inc.	4,400
104	RPM International, Inc.	6,694
13	Ryerson Holding Corp.(b)	150
20	Schnitzer Steel Industries, Inc., Class A	659
23	Schweitzer-Mauduit International, Inc.	954
34	Scotts Miracle-Gro Co. (The)	2,701
34	Sensient Technologies Corp.	2,358
59	Silgan Holdings, Inc.	1,623
79	Sonoco Products Co.	4,410
16	Stepan Co.	1,401
85	Summit Materials, Inc., Class A(b)	2,134
44	SunCoke Energy, Inc.(b)	502
29	TimkenSteel Corp.(b)	403
19	Tredegar Corp.	495
34	Trinseo SA	2,540
81	Tronox Ltd., Class A	1,494
2	United States Lime & Minerals, Inc.	155
138	United States Steel Corp.	5,027
12	US Concrete, Inc.(b)	606
156	Valvoline, Inc.	3,524
43	Venator Materials PLC(b)	629

27	Verso Corp., Class A(b)	$563
52	W.R. Grace & Co.	3,841
27	Warrior Met Coal, Inc.	698
37	Worthington Industries, Inc.	1,732

		166,771

	Real Estate - 10.5%
65	Acadia Realty Trust REIT	1,760
27	Agree Realty Corp. REIT	1,438
51	Alexander & Baldwin, Inc. REIT	1,221
2	Alexander’s, Inc. REIT	741
10	Altisource Portfolio Solutions SA(b)	333
27	American Assets Trust, Inc. REIT	1,038
106	American Campus Communities, Inc.	4,373
199	American Homes 4 Rent, Class A REIT	4,406
44	Americold Realty Trust REIT	946
122	Apartment Investment & Management Co., Class A REIT	5,203
169	Apple Hospitality REIT, Inc. REIT	3,040
34	Armada Hoffler Properties, Inc. REIT	513
74	Ashford Hospitality Trust, Inc. REIT	585
19	Braemar Hotels & Resorts, Inc. REIT	217
141	Brandywine Realty Trust REIT	2,325
236	Brixmor Property Group, Inc.	4,175
65	CareTrust REIT, Inc. REIT	1,099
43	CatchMark Timber Trust, Inc., Class A REIT	534
130	CBL & Associates Properties, Inc. REIT	709
65	Cedar Realty Trust, Inc. REIT	309
35	Chatham Lodging Trust REIT	754
46	Chesapeake Lodging Trust REIT	1,473
378	Colony Capital, Inc. REIT	2,328
93	Columbia Property Trust, Inc.	2,156
13	Community Healthcare Trust, Inc. REIT	390
90	CoreCivic, Inc. REIT	2,308
31	CorePoint Lodging, Inc. REIT(b)	783
27	CoreSite Realty Corp. REIT	3,027
82	Corporate Office Properties Trust REIT	2,439
326	Cousins Properties, Inc.	3,038
143	CubeSmart	4,341
75	CyrusOne, Inc.	4,644
72	DCT Industrial Trust, Inc. REIT	4,815
119	DDR Corp. REIT	1,630
152	DiamondRock Hospitality Co. REIT	1,812
127	Douglas Emmett, Inc.	4,933
51	Easterly Government Properties, Inc. REIT	966
28	EastGroup Properties, Inc. REIT	2,669
60	Education Realty Trust, Inc. REIT	2,482
111	Empire State Realty Trust, Inc., Class A REIT	1,850
57	EPR Properties REIT	3,790
100	Equity Commonwealth REIT(b)	3,224
66	Equity LifeStyle Properties, Inc. REIT	6,005
95	First Industrial Realty Trust, Inc. REIT	3,092
44	Five Point Holdings LLC, Class A(b)	492
181	Forest City Realty Trust, Inc., Class A REIT	4,520
8	Forestar Group, Inc.(b)	182
46	Four Corners Property Trust, Inc. REIT	1,145
77	Franklin Street Properties Corp. REIT	678
39	Front Yard Residential Corp. REIT	377
5	FRP Holdings, Inc.(b)	325
157	Gaming and Leisure Properties, Inc. REIT	5,702
95	GEO Group, Inc. (The) REIT	2,459
25	Getty Realty Corp. REIT	716
19	Gladstone Commercial Corp. REIT	377
50	Global NET Lease, Inc. REIT	1,058
82	Government Properties Income Trust REIT	1,236
124	Gramercy Property Trust REIT	3,396
99	Healthcare Realty Trust, Inc. REIT	2,941
163	Healthcare Trust of America, Inc., Class A	4,453
32	Hersha Hospitality Trust REIT	691
28	HFF, Inc., Class A	1,260

Schedule of Investments(a)

80	Highwoods Properties, Inc. REIT	$3,929
131	Hospitality Properties Trust REIT	3,703
32	Howard Hughes Corp. (The)(b)	4,338
124	Hudson Pacific Properties, Inc.	4,248
62	Independence Realty Trust, Inc. REIT	629
18	Industrial Logistics Properties Trust REIT	416
33	InfraREIT, Inc. REIT	691
92	Investors Real Estate Trust REIT	504
49	iStar, Inc. REIT(b)	533
87	JBG SMITH Properties	3,176
104	Kennedy-Wilson Holdings, Inc.	2,174
77	Kilroy Realty Corp. REIT	5,617
63	Kite Realty Group Trust REIT	1,063
65	Lamar Advertising Co., Class A REIT	4,786
91	LaSalle Hotel Properties REIT	3,155
165	Lexington Realty Trust REIT	1,450
36	Life Storage, Inc. REIT	3,455
30	LTC Properties, Inc. REIT	1,265
77	Mack-Cali Realty Corp. REIT	1,499
13	Marcus & Millichap, Inc.(b)	523
289	Medical Properties Trust, Inc. REIT	4,165
58	MGM Growth Properties LLC, Class A	1,757
62	Monmouth Real Estate Investment Corp. REIT	1,034
32	National Health Investors, Inc. REIT	2,395
49	National Storage Affiliates Trust REIT	1,413
62	New Senior Investment Group, Inc. REIT	439
12	New York REIT, Inc. REIT	221
12	NexPoint Residential Trust, Inc. REIT	359
40	NorthStar Realty Europe Corp. REIT	548
153	Omega Healthcare Investors, Inc. REIT	4,543
10	One Liberty Properties, Inc. REIT	270
106	Outfront Media, Inc. REIT	2,253
168	Paramount Group, Inc. REIT	2,594
157	Park Hotels & Resorts, Inc. REIT	4,911
53	Pebblebrook Hotel Trust REIT	2,043
53	Pennsylvania Real Estate Investment Trust REIT	563
144	Physicians Realty Trust REIT	2,269
109	Piedmont Office Realty Trust, Inc., Class A	2,156
47	PotlatchDeltic Corp. REIT	2,197
25	Preferred Apartment Communities, Inc., Class A REIT	423
16	PS Business Parks, Inc. REIT	2,044
41	QTS Realty Trust, Inc., Class A	1,753
60	Ramco-Gershenson Properties Trust REIT	789
103	Rayonier, Inc. REIT	3,606
14	RE/MAX Holdings, Inc., Class A	711
105	Realogy Holdings Corp.	2,296
35	Redfin Corp.(b)	858
83	Retail Opportunity Investments Corp. REIT	1,570
185	Retail Properties of America, Inc., Class A REIT	2,322
11	Retail Value, Inc. REIT(b)	363
60	Rexford Industrial Realty, Inc. REIT	1,838
143	RLJ Lodging Trust REIT	3,230
5	RMR Group, Inc. (The), Class A	434
37	Ryman Hospitality Properties, Inc. REIT	3,145
138	Sabra Health Care REIT, Inc. REIT	2,982
10	Saul Centers, Inc. REIT	533
51	Select Income REIT	1,063
189	Senior Housing Properties Trust REIT	3,372
25	Seritage Growth Properties, Class A REIT	1,058
36	Spirit MTA REIT(b)	360
359	Spirit Realty Capital, Inc. REIT	3,005
31	St. Joe Co. (The)(b)	547
80	STAG Industrial, Inc., Class A REIT	2,186
136	STORE Capital Corp. REIT	3,733
79	Summit Hotel Properties, Inc. REIT	1,118
63	Sun Communities, Inc.	6,108
181	Sunstone Hotel Investors, Inc. REIT	2,945
73	Tanger Factory Outlet Centers, Inc. REIT	1,741

49	Taubman Centers, Inc. REIT	$3,040
16	Tejon Ranch Co.(b)	374
42	Terreno Realty Corp. REIT	1,550
36	Tier REIT, Inc.	856
23	UMH Properties, Inc. REIT	355
134	Uniti Group, Inc. REIT	2,369
10	Universal Health Realty Income Trust REIT	673
87	Urban Edge Properties REIT	1,973
23	Urstadt Biddle Properties, Inc., Class A REIT	512
215	VICI Properties, Inc.	4,375
141	Washington Prime Group, Inc. REIT	1,132
64	Washington Real Estate Investment Trust REIT	1,951
98	Weingarten Realty Investors REIT	2,962
29	Whitestone REIT	377
84	WP Carey, Inc. REIT	5,492
81	Xenia Hotels & Resorts, Inc. REIT	1,976

		301,306

	Telecommunication Services - 0.4%
9	ATN International, Inc.	575
36	Boingo Wireless, Inc.(b)	832
29	Cincinnati Bell, Inc.(b)	387
33	Cogent Communications Holdings, Inc.	1,714
52	Consolidated Communications Holdings, Inc.	663
60	Frontier Communications Corp.	313
623	Globalstar, Inc.(b)	349
63	Iridium Communications, Inc.(b)	1,090
52	ORBCOMM, Inc.(b)	497
7	pdvWireless, Inc.(b)	209
36	Shenandoah Telecommunications Co.	1,188
16	Spok Holdings, Inc.	232
75	Telephone & Data Systems, Inc.	1,894
10	United States Cellular Corp.(b)	344
162	Vonage Holdings Corp.(b)	2,075
29	Windstream Holdings, Inc.(b)	102

		12,464

	Utilities - 2.8%
41	ALLETE, Inc.	3,179
28	American States Water Co.	1,683
141	Aqua America, Inc.	5,209
12	AquaVenture Holdings Ltd.(b)	198
51	Avista Corp.	2,580
41	Black Hills Corp.	2,459
37	California Water Service Group	1,521
12	Chesapeake Utilities Corp.	1,006
9	Connecticut Water Service, Inc.	580
31	El Paso Electric Co.	1,931
87	Hawaiian Electric Industries, Inc.	3,060
39	IDACORP, Inc.	3,675
148	MDU Resources Group, Inc.	4,292
27	MGE Energy, Inc.	1,728
12	Middlesex Water Co.	532
62	National Fuel Gas Co.	3,329
70	New Jersey Resources Corp.	3,238
44	NextEra Energy Partners LP	2,071
22	Northwest Natural Gas Co.	1,433
37	NorthWestern Corp.	2,195
234	NRG Energy, Inc.	7,411
26	NRG Yield, Inc., Class A	480
48	NRG Yield, Inc., Class C	893
42	ONE Gas, Inc.	3,236
29	Ormat Technologies, Inc.	1,573
27	Otter Tail Corp.	1,307
62	Pattern Energy Group, Inc., Class A	1,151
61	PNM Resources, Inc.	2,400
71	Portland General Electric Co.	3,221
12	SJW Corp.	776
61	South Jersey Industries, Inc.	2,070
37	Southwest Gas Holdings, Inc.	2,893

Schedule of Investments(a)

9	Spark Energy, Inc., Class A	$77
37	Spire, Inc.	2,649
52	TerraForm Power, Inc., Class A	532
11	Unitil Corp.	560
66	Vectren Corp.	4,717
10	York Water Co. (The)	310

		82,155

	Total Common Stocks & Other Equity Interests (Cost $2,579,380)	2,882,106

	Money Market Fund - 0.1%
2,092	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(d)
	(Cost $2,092)	2,092

	Total Investments in Securities (Cost $2,581,472) - 100.0%	2,884,198
	Other assets less liabilities - (0.0)%	(681)

	Net Assets - 100.0%	$2,883,517

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Affiliated company. The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the nine months ended July 31, 2018.

	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2018	Dividend Income
Invesco Mortgage Capital, Inc. REIT	$1,464	$—	$—	$(54)	$—	$1,410	$107

(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco PureBetaSM US Aggregate Bond ETF (PBND)

July 31, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	U.S. Treasury Securities - 39.4%
	U.S. Treasury Bonds - 11.5%
$200,000	U.S. Treasury Bonds	7.625%	11/15/2022	$238,543
200,000	U.S. Treasury Bonds	6.250	08/15/2023	231,879
100,000	U.S. Treasury Bonds	7.500	11/15/2024	126,414
200,000	U.S. Treasury Bonds	6.625	02/15/2027	255,633
100,000	U.S. Treasury Bonds	5.250	11/15/2028	120,103
50,000	U.S. Treasury Bonds	4.500	02/15/2036	60,223
200,000	U.S. Treasury Bonds	4.250	05/15/2039	237,281
100,000	U.S. Treasury Bonds	4.500	08/15/2039	122,525
100,000	U.S. Treasury Bonds	4.375	11/15/2039	120,740
100,000	U.S. Treasury Bonds	4.750	02/15/2041	127,467
200,000	U.S. Treasury Bonds	2.750	08/15/2042	188,988
100,000	U.S. Treasury Bonds	2.875	05/15/2043	96,478
50,000	U.S. Treasury Bonds	3.750	11/15/2043	55,857
200,000	U.S. Treasury Bonds	3.625	02/15/2044	219,203
200,000	U.S. Treasury Bonds	2.875	08/15/2045	192,367
200,000	U.S. Treasury Bonds	2.250	08/15/2046	168,797
200,000	U.S. Treasury Bonds	3.000	05/15/2047	196,758

				2,759,256

	U.S. Treasury Notes - 27.9%
200,000	U.S. Treasury Notes	0.875	07/31/2019	196,910
200,000	U.S. Treasury Notes	0.750	08/15/2019	196,480
200,000	U.S. Treasury Notes	1.625	08/31/2019	198,172
200,000	U.S. Treasury Notes	0.875	09/15/2019	196,422
200,000	U.S. Treasury Notes	3.375	11/15/2019	202,145
200,000	U.S. Treasury Notes	1.625	12/31/2019	197,410
200,000	U.S. Treasury Notes	1.250	02/29/2020	195,809
200,000	U.S. Treasury Notes	1.375	04/30/2020	195,699
200,000	U.S. Treasury Notes	1.500	06/15/2020	195,801
200,000	U.S. Treasury Notes	2.625	08/15/2020	199,809
200,000	U.S. Treasury Notes	1.375	10/31/2020	194,223
100,000	U.S. Treasury Notes	2.625	11/15/2020	99,787
250,000	U.S. Treasury Notes	1.625	11/30/2020	243,843
100,000	U.S. Treasury Notes	1.750	12/31/2020	97,748
200,000	U.S. Treasury Notes	1.250	03/31/2021	192,363
200,000	U.S. Treasury Notes	3.125	05/15/2021	201,973
200,000	U.S. Treasury Notes	1.125	06/30/2021	190,898
200,000	U.S. Treasury Notes	1.125	09/30/2021	190,024
200,000	U.S. Treasury Notes	1.750	11/30/2021	193,422
200,000	U.S. Treasury Notes	1.875	11/30/2021	194,230
200,000	U.S. Treasury Notes	2.000	02/15/2022	194,664
200,000	U.S. Treasury Notes	1.875	03/31/2022	193,555
200,000	U.S. Treasury Notes	1.750	05/15/2022	192,430
200,000	U.S. Treasury Notes	2.125	06/30/2022	194,961
100,000	U.S. Treasury Notes	2.000	02/15/2023	96,479
200,000	U.S. Treasury Notes	1.500	02/28/2023	188,570
100,000	U.S. Treasury Notes	1.750	05/15/2023	95,145
100,000	U.S. Treasury Notes	2.500	08/15/2023	98,377
200,000	U.S. Treasury Notes	2.750	11/15/2023	198,918
200,000	U.S. Treasury Notes	2.250	01/31/2024	193,668
200,000	U.S. Treasury Notes	2.000	06/30/2024	190,320
200,000	U.S. Treasury Notes	2.375	08/15/2024	194,187
200,000	U.S. Treasury Notes	2.000	02/15/2025	189,082
200,000	U.S. Treasury Notes	2.250	11/15/2025	191,082
50,000	U.S. Treasury Notes	1.625	05/15/2026	45,440
100,000	U.S. Treasury Notes	1.500	08/15/2026	89,672
200,000	U.S. Treasury Notes	2.000	11/15/2026	186,055
150,000	U.S. Treasury Notes	2.250	08/15/2027	141,580
100,000	U.S. Treasury Notes	2.750	02/15/2028	98,225

				6,745,578

	Total U.S. Treasury Securities (Cost $9,795,293)			9,504,834

Schedule of Investments

	Corporate Bonds and Notes - 27.9%
	Aerospace/Defense - 0.4%
$100,000	United Technologies Corp.	4.500%	06/01/2042	$100,689

	Agriculture - 0.4%
100,000	Philip Morris International, Inc.	4.125	03/04/2043	95,066

	Airlines - 0.4%
100,000	Delta Air Lines, Inc.	2.875	03/13/2020	99,217

	Auto Manufacturers - 0.4%
100,000	General Motors Financial Co., Inc.	3.200	07/06/2021	98,654

	Banks - 6.7%
100,000	Bank of America Corp., MTN	3.875	08/01/2025	99,817
100,000	Bank of New York Mellon Corp. (The), MTN	2.200	08/16/2023	94,061
200,000	Barclays PLC (United Kingdom)	3.250	01/12/2021	197,491
100,000	Citigroup, Inc.	8.125	07/15/2039	145,075
100,000	Goldman Sachs Group, Inc. (The)	2.875	02/25/2021	98,471
200,000	HSBC Holdings PLC (United Kingdom)	3.900	05/25/2026	196,510
100,000	JPMorgan Chase & Co.	2.250	01/23/2020	98,945
100,000	JPMorgan Chase & Co.	3.964	11/15/2048	92,452
100,000	Kreditanstalt Fuer Wiederaufbau (Germany)	1.625	05/29/2020	97,982
100,000	Morgan Stanley, Series F, GMTN	3.875	04/29/2024	100,050
100,000	Sumitomo Mitsui Financial Group, Inc. (Japan)	2.934	03/09/2021	98,747
100,000	Toronto-Dominion Bank (The) (Canada)	3.625	09/15/2031	94,461
100,000	Wells Fargo & Co.	3.069	01/24/2023	97,718
100,000	Westpac Banking Corp. (Australia)	1.600	08/19/2019	98,903

				1,610,683

	Beverages - 0.8%
100,000	Anheuser-Busch InBev Finance, Inc. (Belgium)	3.650	02/01/2026	98,268
100,000	PepsiCo, Inc.	2.150	10/14/2020	98,415

				196,683

	Biotechnology - 0.8%
100,000	Amgen, Inc.	4.663	06/15/2051	101,914
100,000	Gilead Sciences, Inc.	2.550	09/01/2020	98,984

				200,898

	Chemicals - 0.8%
100,000	Dow Chemical Co. (The)	4.375	11/15/2042	95,655
100,000	Sherwin-Williams Co. (The)	4.500	06/01/2047	98,707

				194,362

	Computers - 0.5%
100,000	International Business Machines Corp.	6.500	01/15/2028	121,534

	Diversified Financial Services - 0.8%
100,000	Air Lease Corp.	3.625	04/01/2027	92,765
100,000	American Express Credit Corp., MTN	2.200	03/03/2020	98,710

				191,475

	Electric - 1.7%
100,000	Dominion Energy, Inc.	3.625	12/01/2024	97,531
100,000	Exelon Corp.	2.850	06/15/2020	99,105
100,000	Georgia Power Co.	4.300	03/15/2043	99,238
100,000	Pacific Gas & Electric Co.	6.050	03/01/2034	110,466

				406,340

	Environmental Control - 0.4%
100,000	Waste Management, Inc.	3.900	03/01/2035	98,158

	Food - 0.4%
100,000	Kraft Heinz Foods Co.	5.200	07/15/2045	99,444

	Healthcare-Products - 0.5%
100,000	Abbott Laboratories	4.900	11/30/2046	110,343

	Healthcare-Services - 0.4%
100,000	UnitedHealth Group, Inc.	2.125	03/15/2021	97,428

	Housewares - 0.4%
100,000	Newell Brands, Inc.	2.875	12/01/2019	99,461

	Insurance - 0.9%
100,000	Berkshire Hathaway Finance Corp.	2.900	10/15/2020	99,950
100,000	MetLife, Inc.	6.400	12/15/2036	107,350

				207,300

Schedule of Investments

	Internet - 0.4%
$100,000	Amazon.com, Inc.	2.500%	11/29/2022	$97,286

	Iron/Steel - 0.5%
100,000	Vale Overseas Ltd. (Brazil)	6.250	08/10/2026	110,250

	Machinery-Diversified - 0.4%
100,000	John Deere Capital Corp., MTN	1.250	10/09/2019	98,210

	Media - 0.8%
100,000	Comcast Corp.	2.750	03/01/2023	96,877
100,000	Warner Media LLC	4.875	03/15/2020	102,447

				199,324

	Miscellaneous Manufacturing - 0.5%
100,000	General Electric Co., Series A, GMTN	6.750	03/15/2032	123,647

	Multi-National - 1.2%
100,000	African Development Bank (Supranational)	1.125	09/20/2019	98,330
100,000	Asian Development Bank (Supranational)	1.875	10/23/2018	99,903
100,000	Asian Development Bank, GMTN (Supranational)	1.750	01/10/2020	98,694

				296,927

	Oil & Gas - 1.6%
100,000	Anadarko Petroleum Corp.	3.450	07/15/2024	97,145
100,000	BP Capital Markets PLC (United Kingdom)	3.119	05/04/2026	95,972
100,000	Exxon Mobil Corp.	2.726	03/01/2023	98,097
100,000	Valero Energy Corp.	3.400	09/15/2026	95,718

				386,932

	Pharmaceuticals - 0.8%
100,000	AbbVie, Inc.	3.600	05/14/2025	97,686
100,000	CVS Health Corp.	2.875	06/01/2026	92,096

				189,782

	Pipelines - 1.3%
100,000	Energy Transfer Partners LP	6.125	12/15/2045	104,222
100,000	Kinder Morgan Energy Partners LP	3.950	09/01/2022	100,444
100,000	TransCanada PipeLines Ltd. (Canada)	4.625	03/01/2034	100,711

				305,377

	REITs - 0.8%
100,000	American Tower Corp.	3.500	01/31/2023	98,402
100,000	Boston Properties LP	3.800	02/01/2024	99,388

				197,790

	Retail - 0.5%
100,000	Home Depot, Inc. (The)	5.875	12/16/2036	123,393

	Semiconductors - 0.4%
100,000	Intel Corp.	2.700	12/15/2022	97,807

	Software - 0.8%
100,000	Microsoft Corp.	3.700	08/08/2046	97,370
100,000	Oracle Corp.	1.900	09/15/2021	96,540

				193,910

	Telecommunications - 0.8%
100,000	AT&T, Inc.	3.400	05/15/2025	95,123
100,000	Verizon Communications, Inc.	5.012	04/15/2049	102,061

				197,184

	Transportation - 0.4%
100,000	Burlington Northern Santa Fe LLC	3.050	09/01/2022	98,882

	Total Corporate Bonds and Notes (Cost $6,997,915)			6,744,436

	U.S. Government Sponsored Agency Mortgage-Backed Securities - 22.9%
	Collateralized Mortgage Obligations - 22.9%
219,971	Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	11/01/2028	219,303
105,628	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	02/01/2043	105,514
207,224	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	05/01/2045	206,167
73,052	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	03/01/2046	72,747
418,727	Federal Home Loan Mortgage Corp. (FHLMC)	3.000	06/01/2046	404,079
225,409	Federal Home Loan Mortgage Corp. (FHLMC)	4.000	08/01/2047	229,240
237,580	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	10/01/2047	235,541
90,900	Federal National Mortgage Association (FNMA)	3.500	12/01/2028	92,094
205,789	Federal National Mortgage Association (FNMA)	3.500	10/01/2042	205,421
352,126	Federal National Mortgage Association (FNMA)	3.500	08/01/2045	350,032

Schedule of Investments

$345,495	Federal National Mortgage Association (FNMA)	3.000%	09/01/2046	$333,600
177,896	Federal National Mortgage Association (FNMA)	3.000	12/01/2046	171,772
314,097	Federal National Mortgage Association (FNMA)	3.000	12/01/2046	304,023
227,499	Federal National Mortgage Association (FNMA)	3.500	08/01/2047	225,987
274,209	Federal National Mortgage Association (FNMA)	4.000	09/01/2047	278,855
367,195	Federal National Mortgage Association (FNMA)	4.000	10/01/2047	373,416
94,739	Federal National Mortgage Association (FNMA)	4.000	12/01/2047	96,431
76,658	Government National Mortgage Association (GNMA)	3.500	04/20/2042	77,333
92,215	Government National Mortgage Association (GNMA)	4.000	11/15/2046	94,654
468,612	Government National Mortgage Association (GNMA)	3.000	11/20/2046	457,272
191,824	Government National Mortgage Association (GNMA)	4.000	05/20/2047	196,919
467,547	Government National Mortgage Association (GNMA)	3.500	08/20/2047	468,232
331,379	Government National Mortgage Association (GNMA)	3.500	09/20/2047	331,864

	Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $5,731,379)			5,530,496

	Sovereign Debt Obligations - 3.1%
	Canada - 0.4%
100,000	Province of Alberta Canada	2.200%	07/26/2022	96,253

	Hungary - 0.9%
200,000	Hungary Government International Bond	5.375	02/21/2023	213,407

	Indonesia - 0.6%
100,000	Indonesia Government International Bond(a)	8.500	10/12/2035	139,362

	Japan - 0.8%
200,000	Japan Bank For International Cooperation	2.875	06/01/2027	192,291

	Mexico - 0.4%
100,000	Mexico Government International Bond, GMTN	4.750	03/08/2044	94,100

	Total Sovereign Debt Obligations (Cost $774,073)			735,413

	U.S. Government Sponsored Agency Securities - 2.1%
150,000	Federal Home Loan Banks (FHLB)	1.250	01/16/2019	149,361
100,000	Federal Home Loan Mortgage Corp. (FHLMC)	2.375	01/13/2022	98,434
150,000	Federal National Mortgage Association (FNMA)	1.000	08/28/2019	147,664
100,000	Resolution Funding Corp., Series A	8.625	01/15/2021	113,558

	Total U.S. Government Sponsored Agency Securities (Cost $516,617)			509,017

	Commercial Mortgage-Backed Securities - 1.8%
100,000	COMM Mortgage Trust, Class A5, Ser. 2015-CR22	3.309	03/10/2048	98,322
200,000	Wells Fargo Commercial Mortgage Trust, Class A4, Ser. 2015-NXS2	3.498	07/15/2058	198,560
100,000	Wells Fargo Commercial Mortgage Trust, Class B, Series 2015-LC20	3.719	04/15/2050	97,229
50,000	WFRBS Commercial Mortgage Trust, Class C, Series 2012-C9	4.543	11/15/2045	49,767

	Total Commercial Mortgage-Backed Securities (Cost $460,805)			443,878

	Asset-Backed Securities - 1.2%
200,000	Capital One Multi-Asset Execution Trust, Class A4, Ser. 2016-A4	1.330	06/15/2022	197,023
100,000	Ford Credit Auto Owner Trust 2018-Rev1, Class A, Series 2018-1(a)	3.190	07/15/2031	98,002

	Total Asset-Backed Securities (Cost $297,060)			295,025

	Municipal Bonds - 0.6%
	Ad Valorem Property Tax - 0.6%
100,000	California State Various Purpose Ser. 09	7.550	04/01/2039
	(Cost $152,764)			147,967

Number of Shares
	Money Market Fund - 0.7%
159,836	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(b) (Cost $159,836)			159,836

Schedule of Investments

Total Investments in Securities (Cost $24,885,742) - 99.7%	$24,070,902
Other assets less liabilities - 0.3%	71,092

Net Assets - 100.0%	$24,141,994

Investment Abbreviations:

GMTN - Global Medium-Term Note

MTN - Medium-Term Note

REIT - Real Estate Investment Trust

Ser. - Series

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2018 was $237,364, which represented less than 1% of the Fund’s Net Assets.

(b)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unrealiable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 - Prices are determined using quoted prices in an active market for identical assets.

Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the funds listed below, as of July 31, 2018, all of the securities in each Fund were valued based on Level 1 inputs    (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

All of the securities in each of the following funds were valued based on Level 2 inputs (see the Schedule of Investments for security categories):

Invesco California AMT-Free Municipal Bond ETF

Invesco Chinese Yuan Dim Sum Bond ETF

Invesco National AMT-Free Municipal Bond ETF

Invesco New York AMT-Free Municipal Bond ETF

Invesco VRDO Tax-Free Weekly ETF

	Level 1	Level 2	Level 3	Total
Invesco FTSE RAFI Asia Pacific ex-Japan ETF
Investments in Securities
Common Stocks & Other Equity Interests	$22,440,067	$—	$0	$22,440,067

Invesco FTSE RAFI Developed Markets ex-U.S. ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,273,955,246	$—	$0	$1,273,955,246
Money Market Fund	19,035,591	—	—	19,035,591

Total Investments	$1,292,990,837	$—	$—	$1,292,990,837

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF
Investments in Securities
Common Stocks & Other Equity Interests	$227,767,406	$290,687	$92,048	$228,150,141
Money Market Funds	6,398,822	—	—	6,398,822

Total Investments	$234,166,228	$290,687	$92,048	$234,548,963

Invesco FTSE RAFI Emerging Markets ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,074,132,692	$100	$—	$1,074,132,792
Money Market Fund	5,731,147	—	—	5,731,147

Total Investments	$1,079,863,839	$100	$—	$1,079,863,939

Invesco International BuyBack AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$311,534,057	$—	$0	$311,534,057
Money Market Fund	10,590,756	—	—	10,590,756

Total Investments	$322,124,813	$—	$—	$322,124,813

Invesco 1-30 Laddered Treasury ETF
Investments in Securities
U.S. Treasury Securities	$—	$149,162,137	$—	$149,162,137
Money Market Fund	127,303	—	—	127,303

Total Investments	$127,303	$149,162,137	$—	$149,289,440

Invesco Emerging Markets Sovereign Debt ETF
Investments in Securities
Sovereign Debt Obligations	$—	$4,129,620,526	$—	$4,129,620,526
Money Market Funds	68,622,255	—	—	68,622,255

Total Investments	$68,622,255	$4,129,620,526	$—	$4,198,242,781

Invesco Fundamental High Yield® Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$946,622,070	$—	$946,622,070
Money Market Fund	50,895,652	—	—	50,895,652

Total Investments	$50,895,652	$946,622,070	$—	$997,517,722

Invesco Fundamental Investment Grade Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$102,639,755	$—	$102,639,755
Money Market Fund	87,400	—	—	87,400

Total Investments	$87,400	$102,639,755	$—	$102,727,155

Invesco Global Short Term High Yield Bond ETF
Investments in Securities
Corporate Bonds	$—	$199,907,739	$—	$199,907,739
Sovereign Debt Obligations	—	23,050,593	—	23,050,593
Common Stocks & Other Equity Interests	—	83,250	328,891	412,141
Preferred Stocks	—	0	2,125	2,125
Money Market Fund	2,161,431	—	—	2,161,431
Investments Matured		246,575	0	246,575

Total Investments	$2,161,431	$223,288,157	$331,016	$225,780,604

Invesco International Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$132,130,183	$—	$132,130,183
Money Market Fund	451,136	—	—	451,136

Total Investments	$451,136	$132,130,183	$—	$132,581,319

Invesco LadderRite 0-5 Year Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$12,286,136	$—	$12,286,136
Money Market Fund	249,764	—	—	249,764

Total Investments	$249,764	$12,286,136	$—	$12,535,900

Invesco Taxable Municipal Bond ETF
Investments in Securities
Municipal Bonds	$—	$912,023,642	$—	$912,023,642
Corporate Bonds	—	8,037,364	—	8,037,364
Money Market Fund	2,939,862	—	—	2,939,862

Total Investments	$2,939,862	$920,061,006	$—	$923,000,868

Invesco Treasury Collateral ETF
Investments in Securities
U.S. Treasury Securities	$—	$470,060,974	$—	$470,060,974
Money Market Fund	528,174	—	—	528,174

Total Investments	$528,174	$470,060,974	$—	$470,589,148

Invesco Variable Rate Preferred ETF
Investments in Securities
Corporate Bonds	$—	$1,608,397,183	$—	$1,608,397,183
Preferred Stocks & Other Equity Interests	583,402,800	—	—	583,402,800
Money Market Funds	64,547,207	—	—	64,547,207

Total Investments	$647,950,007	$1,608,397,183	$—	$2,256,347,190

Invesco Senior Loan ETF
Investments in Securities
Variable Rate Senior Loan Interests	$—	$7,143,056,664	$—	$7,143,056,664
Corporate Bonds	—	235,191,147	—	235,191,147
Money Market Fund	690,377,123	—	—	690,377,123

Total Investments	$690,377,123	$7,378,247,811	$—	$8,068,624,934

Invesco FTSE International Low Beta Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$121,528,814	$—	$147,360	$121,676,174
Money Market Fund	874,313	—	—	874,313

Total Investments	$122,403,127	$—	$147,360	$122,550,487

Invesco MSCI Emerging Markets Equal Country Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$13,214,735	$—	$3,414	$13,218,149

Invesco Russell 1000 Enhanced Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$137,915,931	$201,538	$—	$138,117,469

Invesco Russell 1000 Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$453,883,689	$201,367	$—	$454,085,056
Money Market Fund	7,053,839	—	—	7,053,839

Total Investments	$460,937,528	$201,367	$—	$461,138,895

Invesco S&P Emerging Markets Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$702,210,274	$—	$0	$702,210,274

Invesco S&P Emerging Markets Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$20,149,893	$219	$—	$20,150,112

Invesco S&P International Developed Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,710,131	$1,610	$—	$2,711,741

Invesco PureBetaSM 0-5 Yr US TIPS ETF
Investments in Securities
U.S. Treasury Securities	$—	$2,459,640	$—	$2,459,640
Money Market Fund	10,356	—	—	10,356

Total Investments	$10,356	$2,459,640	$—	$2,469,996

Invesco PureBetaSM FTSE Developed ex-North America ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,521,311	$326	$71	$2,521,708
Money Market Fund	529	—	—	529

Total Investments	$2,521,840	$326	$71	$2,522,237

Invesco PureBetaSM FTSE Emerging Markets ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,454,820	$674	$59	$2,455,553

Invesco PureBetaSM MSCI USA ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,815,216	$1,599	$—	$2,816,815

Invesco PureBetaSM US Aggregate Bond ETF
Investments in Securities
U.S. Treasury Securities	$—	$9,504,834	$—	$9,504,834
Corporate Bonds and Notes	—	6,744,436	—	6,744,436
U.S. Government Sponsored Agency Mortage-Backed Securities	—	5,530,496	—	5,530,496
Sovereign Debt Obligations	—	735,413	—	735,413
U.S. Government Sponsored Agency Securities	—	509,017	—	509,017
Commercial Mortgage-Backed Securities	—	443,878	—	443,878
Asset-Backed Securities	—	295,025	—	295,025
Municipal Bonds	—	147,967	—	147,967
Money Market Fund	159,836	—	—	159,836

Total Investments	$159,836	$23,911,066	$—	$24,070,902

Item 2. Controls and Procedures.

(a)

The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report and have concluded that these controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           Invesco Exchange-Traded Fund Trust II

By (Signature and Title)     /s/ Daniel E. Draper

                                              Daniel E. Draper

                                              President

Date 9/28/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Daniel E. Draper

                                              Daniel E. Draper

                                              President

Date 9/28/2018

By (Signature and Title)     /s/ Kelli Gallegos

                                              Kelli Gallegos

                                              Treasurer

Date 9/28/2018